UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders

VALIC Company I, Semiannual Report at November 30, 2011.

VALIC Company I

Semiannual Report, November 30, 2011

SAVING : INVESTING : PLANNING

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2011

VALIC Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ending November 30, 2011. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

The reporting period saw mixed performance results. Equities across the board generally did not perform well. Domestically, the total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, was down 6.25% for the six-month period. Foreign equities for the most part did even worse. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, fell 16.56%. The bond market, however, fared better with the Barclays Capital U.S. Aggregate Bond Index***, a broad measure of the bond market, returning a positive 3.54% for the period.

These mixed results reflected the mixed macroeconomic events experienced during the period. The summer unfortunately saw a steady stream of negative global news, which contributed to wide market swings. At home, negative economic reports highlighting weak corporate earnings, lingering high unemployment and falling wages served as a reminder of the many challenges the U.S. economy continues to face. The U.S. debt ceiling debate, and subsequent downgrade of the U.S. credit rating by Standard & Poor’s, did little to further confidence and steady markets. Internationally, the sovereign debt bank crisis in Europe deepened and growth slowed in emerging markets and China sending more ripples of uncertainty through the markets.

Toward the end of the reporting period, however, possible signs of improvement helped lift markets somewhat. Although serious concerns over European sovereign debt remained, a plan emerged to create a stronger European fiscal union and for the European Central Bank to provide extensive support to struggling banks. Upbeat U.S. news, including increases in pending homes sales, job growth and consumer confidence further buoyed markets.

The high volatility and continued uncertainty experienced during the reporting period left many investors confused on how best to proceed with their investments. We believe investors usually benefit by a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. We also recommend that investors regularly reassess their risk tolerance, understand their investments and identify their financial goals. Your financial advisor can help you with these important tasks so you can move toward your financial goals with greater understanding and confidence.

As always, we appreciate your continued confidence in our ability to help you meet your investment goals.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 30, 2011, the index consisted of 22 developed market country indices.
***	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2011 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2011 and held until November 30, 2011. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended November 30, 2011” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended November 30, 2011” column and the “Expense Ratio as of November 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2011” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended November 30, 2011” column and the “Expense Ratio as of November 30, 2011” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended November 30, 2011” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — November 30, 2011 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2011	Ending Account Value Using Actual Return at November 30, 2011	Expenses Paid During the Six Months Ended November 30, 2011*	Beginning Account Value at June 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2011	Expenses Paid During the Six Months Ended November 30, 2011*	Expense Ratio as of November 30, 2011*
Asset Allocation@	$1,000.00	$952.04	$3.86	$1,000.00	$1,021.05	$3.99	0.79%
Blue Chip Growth#@	$1,000.00	$954.38	$4.15	$1,000.00	$1,020.75	$4.29	0.85%
Broad Cap Value Income#@	$1,000.00	$916.04	$4.07	$1,000.00	$1,020.75	$4.29	0.85%
Capital Conservation	$1,000.00	$1,017.40	$3.38	$1,000.00	$1,021.65	$3.39	0.67%
Core Equity#@	$1,000.00	$889.88	$3.78	$1,000.00	$1,021.00	$4.04	0.80%
Dividend Value#	$1,000.00	$968.85	$4.04	$1,000.00	$1,020.90	$4.14	0.82%
Emerging Economies	$1,000.00	$871.04	$4.77	$1,000.00	$1,019.90	$5.15	1.02%
Foreign Value@	$1,000.00	$817.29	$3.77	$1,000.00	$1,020.85	$4.19	0.83%
Global Real Estate@	$1,000.00	$850.00	$4.30	$1,000.00	$1,020.35	$4.70	0.93%
Global Social Awareness@	$1,000.00	$886.00	$3.21	$1,000.00	$1,021.60	$3.44	0.68%
Global Strategy@	$1,000.00	$907.30	$3.24	$1,000.00	$1,021.60	$3.44	0.68%
Government Securities	$1,000.00	$1,054.21	$3.39	$1,000.00	$1,021.70	$3.34	0.66%
Growth#	$1,000.00	$930.80	$3.91	$1,000.00	$1,020.95	$4.09	0.81%
Growth & Income#@	$1,000.00	$903.13	$4.04	$1,000.00	$1,020.75	$4.29	0.85%
Health Sciences@	$1,000.00	$904.54	$5.57	$1,000.00	$1,019.15	$5.91	1.17%
Inflation Protected	$1,000.00	$1,049.59	$3.18	$1,000.00	$1,021.90	$3.13	0.62%
International Equities	$1,000.00	$837.72	$2.25	$1,000.00	$1,022.55	$2.48	0.49%
International Government Bond	$1,000.00	$1,000.78	$3.35	$1,000.00	$1,021.65	$3.39	0.67%
International Growth#@	$1,000.00	$852.16	$4.68	$1,000.00	$1,019.95	$5.10	1.01%
Large Cap Core#	$1,000.00	$894.57	$4.03	$1,000.00	$1,020.75	$4.29	0.85%
Large Capital Growth@	$1,000.00	$896.02	$3.65	$1,000.00	$1,021.15	$3.89	0.77%
Mid Cap Index	$1,000.00	$889.04	$1.79	$1,000.00	$1,023.10	$1.92	0.38%
Mid Cap Strategic Growth#@	$1,000.00	$869.31	$3.97	$1,000.00	$1,020.75	$4.29	0.85%
Money Market I#	$1,000.00	$1,000.05	$0.75	$1,000.00	$1,024.25	$0.76	0.15%
Nasdaq-100® Index#	$1,000.00	$968.99	$2.61	$1,000.00	$1,022.35	$2.68	0.53%
Science & Technology@	$1,000.00	$887.31	$4.81	$1,000.00	$1,019.90	$5.15	1.02%
Small Cap Aggressive Growth#	$1,000.00	$859.86	$4.60	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap#@	$1,000.00	$887.70	$4.39	$1,000.00	$1,020.35	$4.70	0.93%
Small Cap Index	$1,000.00	$875.00	$2.06	$1,000.00	$1,022.80	$2.23	0.44%
Small Cap Special Values#@	$1,000.00	$899.69	$4.27	$1,000.00	$1,020.50	$4.55	0.90%
Small-Mid Growth#@	$1,000.00	$877.99	$4.69	$1,000.00	$1,020.00	$5.05	1.00%
Stock Index	$1,000.00	$935.98	$1.79	$1,000.00	$1,023.15	$1.87	0.37%
Value#@	$1,000.00	$900.78	$4.04	$1,000.00	$1,020.75	$4.29	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period November 30, 2011” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2011	Ending Account Value Using Actual Return at November 30, 2011	Expenses Paid During the Six Months Ended November 30, 2011*	Beginning Account Value at June 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at November 30, 2011	Expenses Paid During the Six Months Ended November 30, 2011*	Expense Ratio as of November 30, 2011*
Asset Allocation	$1,000.00	$952.04	$3.86	$1,000.00	$1,021.05	$3.99	0.79%
Blue Chip Growth#	$1,000.00	$954.38	$4.15	$1,000.00	$1,020.75	$4.29	0.85%
Broad Cap Value Income#	$1,000.00	$916.04	$3.98	$1,000.00	$1,020.85	$4.19	0.83%
Core Equity#	$1,000.00	$889.88	$3.78	$1,000.00	$1,021.00	$4.04	0.80%
Foreign Value	$1,000.00	$817.29	$3.77	$1,000.00	$1,020.85	$4.19	0.83%
Global Real Estate	$1,000.00	$850.00	$4.30	$1,000.00	$1,020.35	$4.70	0.93%
Global Social Awareness	$1,000.00	$886.00	$3.16	$1,000.00	$1,021.65	$3.39	0.67%
Global Strategy	$1,000.00	$907.30	$3.24	$1,000.00	$1,021.60	$3.44	0.68%
Growth & Income#	$1,000.00	$903.13	$4.00	$1,000.00	$1,020.80	$4.24	0.84%
Health Sciences	$1,000.00	$904.54	$5.57	$1,000.00	$1,019.15	$5.91	1.17%
International Growth#	$1,000.00	$852.16	$4.68	$1,000.00	$1,019.95	$5.10	1.01%
Large Capital Growth	$1,000.00	$896.02	$3.60	$1,000.00	$1,021.20	$3.84	0.76%
Mid Cap Strategic Growth#	$1,000.00	$869.31	$3.93	$1,000.00	$1,020.80	$4.24	0.84%
Science & Technology	$1,000.00	$887.31	$4.77	$1,000.00	$1,019.95	$5.10	1.01%
Small Cap#	$1,000.00	$887.70	$4.34	$1,000.00	$1,020.40	$4.65	0.92%
Small Cap Special Values#	$1,000.00	$899.69	$4.27	$1,000.00	$1,020.50	$4.55	0.90%
Small-Mid Growth#	$1,000.00	$877.99	$4.55	$1,000.00	$1,020.15	$4.90	0.97%
Value#	$1,000.00	$900.78	$4.04	$1,000.00	$1,020.75	$4.29	0.85%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	7.4%
Exchange — Traded Funds	7.3
Federal National Mtg. Assoc.	5.8
Oil Companies — Integrated	5.2
United States Treasury Notes	5.0
Diversified Financial Services	4.4
Diversified Banking Institutions	3.3
Banks — Super Regional	2.9
Medical — Drugs	2.6
Time Deposits	2.5
Computers	2.2
Telephone — Integrated	1.8
Oil Companies — Exploration & Production	1.7
Diversified Manufacturing Operations	1.7
Banks — Commercial	1.5
Real Estate Investment Trusts	1.5
Electric — Integrated	1.4
Aerospace/Defense	1.4
Electronic Components — Semiconductors	1.3
Applications Software	1.2
Enterprise Software/Service	1.2
Food — Misc.	1.2
Computer Services	1.1
Tobacco	1.0
Retail — Building Products	0.9
Medical — HMO	0.9
Multimedia	0.8
Oil & Gas Drilling	0.7
Cable/Satellite TV	0.7
Electric Products — Misc.	0.7
Pharmacy Services	0.7
Investment Management/Advisor Services	0.7
Insurance — Life/Health	0.7
Insurance — Reinsurance	0.7
Pipelines	0.7
Transport — Rail	0.6
Instruments — Scientific	0.6
Chemicals — Diversified	0.6
Cosmetics & Toiletries	0.5
Engineering/R&D Services	0.5
Medical — Biomedical/Gene	0.5
Beverages — Non - alcoholic	0.5
Food — Retail	0.5
Advertising Agencies	0.5
Insurance — Multi - line	0.5
Wireless Equipment	0.5
Semiconductor Equipment	0.4
Retail — Drug Store	0.4
Commercial Services — Finance	0.4
Medical Products	0.4
Oil — Field Services	0.4
United States Treasury Bonds	0.4
Retail — Regional Department Stores	0.4
Computers — Memory Devices	0.4
Chemicals — Specialty	0.4
Finance — Investment Banker/Broker	0.3
Metal — Copper	0.3
Electronic Components — Misc.	0.3
Retail — Restaurants	0.3
Retail — Discount	0.3
E - Commerce/Services	0.3
Web Portals/ISP	0.3
Networking Products	0.3
Electric — Generation	0.3
Finance — Other Services	0.3
Software Tools	0.3
Aerospace/Defense — Equipment	0.3

Transport — Services	0.3
Data Processing/Management	0.3
Special Purpose Entities	0.3
Paper & Related Products	0.3
Agricultural Chemicals	0.3
Machinery — Construction & Mining	0.3
Medical — Wholesale Drug Distribution	0.3
Finance — Auto Loans	0.3
Non — Hazardous Waste Disposal	0.3
Internet Security	0.3
Publishing — Newspapers	0.3
Medical Instruments	0.3
Casino Hotels	0.3
U.S. Government Treasuries	0.2
Retail — Apparel/Shoe	0.2
Electronic Security Devices	0.2
Food — Wholesale/Distribution	0.2
Disposable Medical Products	0.2
Consumer Products — Misc.	0.2
Broadcast Services/Program	0.2
Independent Power Producers	0.2
Insurance — Property/Casualty	0.2
Commercial Services	0.2
Engines — Internal Combustion	0.2
Oil Field Machinery & Equipment	0.2
Food — Confectionery	0.2
Retail — Auto Parts	0.2
Gas — Distribution	0.2
Instruments — Controls	0.2
Beverages — Wine/Spirits	0.2
Metal — Aluminum	0.2
Telecom Services	0.1
Electronics — Military	0.1
Containers — Metal/Glass	0.1
Medical — Generic Drugs	0.1
Municipal Bonds	0.1
Apparel Manufacturers	0.1
Gambling (Non — Hotel)	0.1
Auto/Truck Parts & Equipment — Original	0.1
Metal — Diversified	0.1
Cellular Telecom	0.1
Finance — Credit Card	0.1
Banks — Fiduciary	0.1
Coal	0.1
Metal — Iron	0.1
Rental Auto/Equipment	0.1
Office Automation & Equipment	0.1
Diversified Minerals	0.1
Auto — Cars/Light Trucks	0.1
Machinery — General Industrial	0.1
Financial Guarantee Insurance	0.1
Government National Mtg. Assoc.	0.1
Airlines	0.1
Schools	0.1
Banks — Money Center	0.1
Gold Mining	0.1
Medical — Hospitals	0.1
Regional Authority	0.1
Finance — Commercial	0.1
Funeral Services & Related Items	0.1
Auto — Heavy Duty Trucks	0.1
Chemicals — Plastics	0.1
Footwear & Related Apparel	0.1
Computer Aided Design	0.1
Building — Residential/Commercial	0.1
Semiconductor Components — Integrated Circuits	0.1
Distribution/Wholesale	0.1

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Steel — Producers	0.1%
Finance — Consumer Loans	0.1
Hospital Beds/Equipment	0.1
Transport — Truck	0.1
Marine Services	0.1
Dialysis Centers	0.1
Metal Processors & Fabrication	0.1
Electronic Forms	0.1
Lasers — System/Components	0.1
Retail — Pawn Shops	0.1

99.9%

*	Calculated as a percentage of net assets.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 49.8%
Advanced Materials — 0.0%
Ceradyne, Inc.†	358	$10,647
STR Holdings, Inc.†	605	5,542

		16,189

Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	3,263	30,607
Omnicom Group, Inc.	11,326	488,943

		519,550

Aerospace/Defense — 1.1%
Aerovironment, Inc.†	266	8,116
Boeing Co.	9,600	659,424
Cubic Corp.	226	9,589
General Dynamics Corp.	3,861	255,058
Lockheed Martin Corp.	2,813	219,836
National Presto Industries, Inc.	69	6,518
Northrop Grumman Corp.	3,217	183,594
Raytheon Co.	1,531	69,768
Teledyne Technologies, Inc.†	532	30,154

		1,442,057

Aerospace/Defense - Equipment — 0.2%
AAR Corp.	574	10,481
Curtiss - Wright Corp.	677	22,307
GenCorp, Inc.†	855	4,651
Kaman Corp.	380	11,791
Moog, Inc., Class A†	668	27,936
Orbital Sciences Corp.†	843	12,519
United Technologies Corp.	2,255	172,733

		262,418

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	2,065	288,687
Mosaic Co.	1,603	84,574

		373,261

Agricultural Operations — 0.0%
Andersons, Inc.	268	11,870

Airlines — 0.0%
Allegiant Travel Co.†	220	11,458
SkyWest, Inc.	764	9,267

		20,725

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	812	12,082
Darling International, Inc.†	1,707	24,530

		36,612

Apparel Manufacturers — 0.1%
Carter’s, Inc.†	729	28,992
Coach, Inc.	934	58,459
Maidenform Brands, Inc.†	340	6,270
Oxford Industries, Inc.	200	7,586
Quiksilver, Inc.†	1,784	5,512
Ralph Lauren Corp.	381	54,049
True Religion Apparel, Inc.†	371	13,059

		173,927

Applications Software — 1.2%
Ebix, Inc.	464	9,976
EPIQ Systems, Inc.	463	6,250
Microsoft Corp.	61,977	1,585,372
Progress Software Corp.†	964	19,637

		1,621,235

Security Description	Shares	Value (Note 2)

Athletic Footwear — 0.0%
K - Swiss, Inc., Class A†	391	$1,111
NIKE, Inc., Class B	118	11,349

		12,460

Audio/Video Products — 0.0%
Audiovox Corp., Class A	272	1,969
DTS, Inc.†	248	7,140
Harman International Industries, Inc.	763	31,512
Universal Electronics, Inc.†	218	3,558

		44,179

Auto Repair Centers — 0.0%
Midas, Inc.†	199	1,684
Monro Muffler Brake, Inc.	442	17,746

		19,430

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.†	5,196	55,078

Auto/Truck Parts & Equipment - Original — 0.0%
Spartan Motors, Inc.	478	2,390
Superior Industries International, Inc.	346	5,633

		8,023

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	289	5,644

Banks - Commercial — 0.6%
Bank of the Ozarks, Inc.	410	11,624
BBCN Bancorp, Inc.†	1,127	10,560
City Holding Co.	224	7,293
Columbia Banking System, Inc.	577	10,386
Community Bank System, Inc.	530	14,003
First BanCorp†	292	1,022
First Commonwealth Financial Corp.	1,513	7,035
First Financial Bancorp	849	13,482
First Financial Bankshares, Inc.	449	14,817
First Midwest Bancorp, Inc.	1,082	10,279
FNB Corp.	1,848	19,700
Glacier Bancorp, Inc.	1,038	12,466
Hanmi Financial Corp.†	3,664	3,207
Home Bancshares, Inc.	314	7,806
Independent Bank Corp.	319	8,339
Lloyds Banking Group PLC†(1)	105,984	41,690
M&T Bank Corp.	2,485	181,355
National Penn Bancshares, Inc.	1,792	14,927
NBT Bancorp, Inc.	496	10,565
Old National Bancorp	1,383	15,517
PacWest Bancorp	475	8,873
Pinnacle Financial Partners, Inc.†	499	7,480
PrivateBancorp, Inc.	857	8,227
Regions Financial Corp.	20,651	84,876
S&T Bancorp, Inc.	405	7,476
Simmons First National Corp., Class A	256	6,784
Sterling Bancorp	442	3,859
Susquehanna Bancshares, Inc.	2,276	18,026
Texas Capital Bancshares, Inc.†	548	15,815
Tompkins Financial Corp.	119	4,772
Trustco Bank Corp.	1,325	6,983
UMB Financial Corp.	467	16,672
Umpqua Holdings Corp.	1,671	20,888
United Bankshares, Inc.	641	17,128
United Community Banks, Inc.†	265	1,844
Wilshire Bancorp, Inc.†	883	2,826
Wintrust Financial Corp.	508	14,117

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Zions Bancorporation	5,857	$94,239

		756,958

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	1,125	8,741

Banks - Super Regional — 2.1%
Capital One Financial Corp.	18,738	836,839
Comerica, Inc.	10,736	270,762
Fifth Third Bancorp	34,592	418,217
SunTrust Banks, Inc.	6,246	113,240
US Bancorp	4,989	129,315
Wells Fargo & Co.	39,305	1,016,427

		2,784,800

Beverages - Non - alcoholic — 0.5%
Coca - Cola Co.	4,231	284,450
Coca - Cola Enterprises, Inc.	5,030	131,384
Dr Pepper Snapple Group, Inc.	3,987	145,645
PepsiCo, Inc.	1,421	90,944

		652,423

Beverages - Wine/Spirits — 0.2%
Brown - Forman Corp., Class B	1,591	126,978
Constellation Brands, Inc., Class A†	3,220	62,693

		189,671

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	125	12,489

Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	396	4,594
Discovery Communications, Inc., Class A†	1,135	47,647
Scripps Networks Interactive, Inc., Class A	1,236	49,217

		101,458

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.	277	6,011
Gibraltar Industries, Inc.†	440	5,962
NCI Building Systems, Inc.†	287	2,675
Quanex Building Products Corp.	532	8,023
Simpson Manufacturing Co., Inc.	584	19,330

		42,001

Building & Construction - Misc. — 0.0%
Aegion Corp.†	574	8,702
Dycom Industries, Inc.†	490	9,824

		18,526

Building Products - Air & Heating — 0.0%
AAON, Inc.	253	5,543
Comfort Systems USA, Inc.	556	5,799

		11,342

Building Products - Cement — 0.0%
Eagle Materials, Inc.	653	15,117
Texas Industries, Inc.	400	10,132

		25,249

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	409	4,336
Griffon Corp.	695	6,519

		10,855

Building Products - Wood — 0.0%
Universal Forest Products, Inc.	283	7,887

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	389	$2,338

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	694	15,081

Building - Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	97	560
Winnebago Industries, Inc.†	430	2,769

		3,329

Building - Residential/Commercial — 0.0%
M/I Homes, Inc.†	269	2,432
Meritage Homes Corp.†	402	8,771
Standard Pacific Corp.†	1,437	4,570

		15,773

Cable/Satellite TV — 0.3%
Cablevision Systems Corp., Class A	347	5,205
Comcast Corp., Class A	9,509	215,569
DIRECTV, Class A†	338	15,961
Time Warner Cable, Inc.	3,217	194,564

		431,299

Casino Hotels — 0.1%
Boyd Gaming Corp.†	815	5,460
Monarch Casino & Resort, Inc.†	164	1,573
Wynn Resorts, Ltd.	561	67,634

		74,667

Casino Services — 0.0%
Multimedia Games, Inc.†	385	2,849
Shuffle Master, Inc.†	782	8,672

		11,521

Chemicals - Diversified — 0.5%
Dow Chemical Co.	3,775	104,605
E.I. du Pont de Nemours & Co.	6,502	310,275
PPG Industries, Inc.	2,305	202,264

		617,144

Chemicals - Other — 0.0%
American Vanguard Corp.	311	3,968

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	452	9,343
PolyOne Corp.	1,350	14,526

		23,869

Chemicals - Specialty — 0.2%
Balchem Corp.	416	17,264
Eastman Chemical Co.	4,568	180,984
H.B. Fuller Co.	718	16,557
Hawkins, Inc.	124	4,899
Kraton Performance Polymers, Inc.†	470	9,879
OM Group, Inc.†	466	10,602
Quaker Chemical Corp.	178	6,926
Stepan Co.	119	9,668
Zep, Inc.	323	4,551

		261,330

Circuit Boards — 0.0%
Park Electrochemical Corp.	296	8,122
TTM Technologies, Inc.†	739	8,137

		16,259

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	186	10,810

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services — 0.2%
Arbitron, Inc.	398	$14,969
Healthcare Services Group, Inc.	962	17,374
HMS Holdings Corp.†	1,222	37,063
Iron Mountain, Inc.	2,037	61,864
Live Nation Entertainment, Inc.†	2,128	18,386
Medifast, Inc.†	202	2,810
Quanta Services, Inc.†	2,476	50,981
TeleTech Holdings, Inc.†	368	6,480

		209,927

Commercial Services - Finance — 0.4%
Cardtronics, Inc.†	628	17,069
Heartland Payment Systems, Inc.	554	12,493
Mastercard, Inc., Class A	656	245,705
Visa, Inc., Class A	2,860	277,334
Wright Express Corp.†	557	29,231

		581,832

Communications Software — 0.0%
Digi International, Inc.†	365	4,011

Computer Aided Design — 0.1%
Autodesk, Inc.†	2,663	90,728

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	520	7,712

Computer Services — 0.9%
Accenture PLC, Class A	3,903	226,101
CACI International, Inc., Class A†	385	21,706
CIBER, Inc.†	1,038	4,297
iGate Corp.†	428	6,643
Insight Enterprises, Inc.†	653	9,560
International Business Machines Corp.	4,654	874,952
j2 Global, Inc.	674	18,272
LivePerson, Inc.†	667	8,391
Manhattan Associates, Inc.†	305	13,768
SYKES Enterprises, Inc.†	572	9,318
Virtusa Corp.†	268	4,218

		1,197,226

Computer Software — 0.0%
Avid Technology, Inc.†	425	3,383
Blackbaud, Inc.	644	18,940

		22,323

Computers — 2.1%
Apple, Inc.†	6,549	2,503,028
Dell, Inc.†	2,527	39,825
Hewlett - Packard Co.	8,700	243,165

		2,786,018

Computers - Integrated Systems — 0.0%
Agilysys, Inc.†	222	1,805
Mercury Computer Systems, Inc.†	445	6,136
MTS Systems Corp.	224	9,000
NCI, Inc., Class A†	110	1,331
Netscout Systems, Inc.†	520	9,188
Radisys Corp.†	332	1,441
Stratasys, Inc.†	301	9,247
Super Micro Computer, Inc.†	386	5,246

		43,394

Computers - Memory Devices — 0.4%
EMC Corp.†	21,679	498,834
Western Digital Corp.†	692	20,116

		518,950

Security Description	Shares	Value (Note 2)

Computers - Periphery Equipment — 0.0%
Synaptics, Inc.†	475	$15,419

Consulting Services — 0.0%
Forrester Research, Inc.†	214	6,927
MAXIMUS, Inc.	498	20,717
Navigant Consulting, Inc.†	747	8,419

		36,063

Consumer Products - Misc. — 0.2%
Blyth, Inc.	75	4,936
Central Garden and Pet Co., Class A†	704	6,252
Clorox Co	2,829	183,772
Helen of Troy, Ltd.†	454	13,561
Prestige Brands Holdings, Inc.†	731	7,222
WD - 40 Co.	239	9,897

		225,640

Containers - Metal/Glass — 0.1%
Ball Corp	4,925	172,917
Owens - Illinois, Inc.†	618	12,069

		184,986

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	2,614	46,059

Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	5,267	89,539
Inter Parfums, Inc.	221	3,788
Procter & Gamble Co.	9,429	608,830

		702,157

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	647	32,111
CSG Systems International, Inc.†	502	7,615
Dun & Bradstreet Corp.	1,257	87,827
Fiserv, Inc.†	3,534	203,770

		331,323

Decision Support Software — 0.0%
Interactive Intelligence Group†	200	4,460

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,002	24,549

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,022	4,619

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	599	11,459

Direct Marketing — 0.0%
Harte - Hanks, Inc.	634	5,769

Disposable Medical Products — 0.2%
C.R. Bard, Inc.	3,182	277,439
ICU Medical, Inc.†	172	7,570
Merit Medical Systems, Inc.†	598	8,306

		293,315

Distribution/Wholesale — 0.1%
Brightpoint, Inc.†	989	9,880
MWI Veterinary Supply, Inc.†	181	12,509
Pool Corp.	698	21,289
Scansource, Inc.†	392	13,763
School Specialty, Inc.†	229	958
United Stationers, Inc.	641	21,499

		79,898

Diversified Banking Institutions — 1.6%
Bank of America Corp.	136,787	744,121

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc.	9,258	$254,410
JPMorgan Chase & Co.	19,664	608,994
Morgan Stanley	36,969	546,772

		2,154,297

Diversified Manufacturing Operations — 1.4%
3M Co.	2,328	188,661
A.O. Smith Corp.	560	21,986
Actuant Corp., Class A	998	22,874
AZZ, Inc.	184	7,792
Barnes Group, Inc.	690	17,188
Dover Corp.	15,905	874,298
EnPro Industries, Inc.†	299	10,008
Federal Signal Corp.†	908	3,350
General Electric Co.	33,867	538,824
Koppers Holdings, Inc.	299	9,876
Leggett & Platt, Inc.	1,018	22,783
LSB Industries, Inc.†	266	8,318
Lydall, Inc.†	244	2,196
Parker Hannifin Corp.	1,315	108,856
Standex International Corp.	182	5,811
Tredegar Corp.	334	7,291

		1,850,112

Diversified Minerals — 0.0%
AMCOL International Corp.	361	11,960

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	288	15,454
Viad Corp.	298	5,528

		20,982

E - Commerce/Products — 0.0%
Blue Nile, Inc.†	212	8,054
Netflix, Inc.†	117	7,550
Nutrisystem, Inc.	388	4,516
Stamps.com, Inc.†	174	4,763

		24,883

E - Commerce/Services — 0.3%
Expedia, Inc.	5,947	165,416
priceline.com, Inc.†	443	215,249
United Online, Inc	1,287	6,795

		387,460

E - Marketing/Info — 0.0%
comScore, Inc.†	460	9,140
Liquidity Services, Inc.†	290	9,878

		19,018

E - Services/Consulting — 0.0%
Perficient, Inc.†	437	3,758
Websense, Inc.†	577	10,450

		14,208

Electric Products - Misc. — 0.7%
Emerson Electric Co.	15,855	828,424
Littelfuse, Inc.	334	15,611
Molex, Inc.	2,107	52,548

		896,583

Electric - Generation — 0.3%
AES Corp.†	31,498	380,496

Electric - Integrated — 0.8%
Allete, Inc.	457	18,211
Avista Corp.	831	20,775

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Central Vermont Public Service Corp.	187	$6,581
CH Energy Group, Inc.	221	12,453
CMS Energy Corp.	12,861	269,052
El Paso Electric Co.	607	20,954
Entergy Corp.	5,890	414,420
Exelon Corp.	4,502	199,484
NorthWestern Corp.	527	18,382
Public Service Enterprise Group, Inc.	2,151	70,854
UIL Holdings Corp.	729	25,398
Unisource Energy Corp.	535	19,731

		1,096,295

Electronic Components - Misc. — 0.3%
Bel Fuse, Inc., Class B	147	2,687
Benchmark Electronics, Inc.†	879	12,139
CTS Corp.	500	4,255
Daktronics, Inc.	517	4,860
Jabil Circuit, Inc.	17,807	360,948
Methode Electronics, Inc	532	4,724
OSI Systems, Inc.†	277	13,243
Plexus Corp.†	517	14,037
Pulse Electronics Corp.	602	1,824
Rogers Corp.†	227	9,012

		427,729

Electronic Components - Semiconductors — 1.1%
Altera Corp.	4,515	170,080
Ceva, Inc.†	331	9,536
Diodes, Inc.†	539	11,050
DSP Group, Inc.†	334	1,964
Entropic Communications, Inc.†	1,247	6,210
GT Advanced Technologies, Inc.†	1,828	14,112
Intel Corp.	21,712	540,846
Kopin Corp.†	935	3,291
LSI Corp.†	14,291	80,315
Microsemi Corp.†	1,259	22,360
Monolithic Power Systems, Inc.†	425	5,117
NVIDIA Corp.†	5,832	91,154
Rubicon Technology, Inc.†	238	2,259
Supertex, Inc.†	191	3,535
Texas Instruments, Inc.	15,257	459,236
Volterra Semiconductor Corp.†	358	8,771

		1,429,836

Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,154	59,063

Electronic Measurement Instruments — 0.0%
Analogic Corp.	184	10,306
Badger Meter, Inc.	212	6,587
ESCO Technologies, Inc.	385	10,433
FARO Technologies, Inc.†	241	11,676
Measurement Specialties, Inc.†	209	5,963

		44,965

Electronic Security Devices — 0.2%
American Science & Engineering, Inc.	134	9,810
Tyco International, Ltd.	6,367	305,361

		315,171

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	878	2,248

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	968	24,810
Exponent, Inc.†	197	9,334
Fluor Corp	3,771	206,726

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services (continued)
Foster Wheeler AG†	26,017	$482,615

		723,485

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	734	11,061
Cummins, Inc.	2,280	219,633

		230,694

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	1,076	38,370
CA, Inc.	4,068	86,242
JDA Software Group, Inc.†	616	19,416
MicroStrategy, Inc., Class A†	116	14,283
Omnicell, Inc.†	484	7,821
Opnet Technologies, Inc.	213	7,598
Oracle Corp.	42,886	1,344,476
RightNow Technologies, Inc.†	369	15,838
SYNNEX Corp.†	368	10,801
Taleo Corp., Class A†	596	19,304
Tyler Technologies, Inc.†	343	10,993

		1,575,142

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.†	1,251	17,452
THQ, Inc.†	989	1,681

		19,133

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	902	20,196

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	731	35,395

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	298	6,496
Portfolio Recovery Associates, Inc.†	244	16,926
SLM Corp.	2,836	36,528
World Acceptance Corp.†	216	14,822

		74,772

Finance - Investment Banker/Broker — 0.0%
Interactive Brokers Group, Inc., Class A .	559	8,312
Investment Technology Group, Inc.†	605	6,443
Piper Jaffray Cos.†	227	4,699
Stifel Financial Corp.†	780	24,726
SWS Group, Inc.	419	2,690

		46,870

Finance - Other Services — 0.3%
CME Group, Inc.	304	75,781
NASDAQ OMX Group, Inc.†	4,125	108,281
NYSE Euronext	6,934	198,035

		382,097

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	281	9,037

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	139	3,158
TreeHouse Foods, Inc.†	518	34,152

		37,310

Food - Confectionery — 0.2%
Hershey Co.	3,841	221,549

Food - Misc. — 1.1%
B&G Foods, Inc.	692	15,355
Cal - Maine Foods, Inc.	207	7,009

Security Description	Shares	Value (Note 2)

Food - Misc. (continued)
Campbell Soup Co.	7,366	$240,132
ConAgra Foods, Inc.	19,174	484,335
Diamond Foods, Inc.	320	8,880
Hain Celestial Group, Inc.†	626	23,375
J&J Snack Foods Corp.	211	10,947
Kraft Foods, Inc., Class A	13,792	498,581
Sara Lee Corp.	5,608	106,328
Snyders - Lance, Inc.	673	14,220

		1,409,162

Food - Retail — 0.3%
Kroger Co.	8,359	193,762
Safeway, Inc.	5,501	110,020
SUPERVALU, Inc.	7,636	56,124

		359,906

Food - Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	169	4,488
Nash Finch Co.	169	4,690
Spartan Stores, Inc.	323	5,824
Sysco Corp.	9,544	272,386
United Natural Foods, Inc.†	699	26,793

		314,181

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,287	19,962
Iconix Brand Group, Inc.†	1,056	18,227
Skechers U.S.A., Inc., Class A†	520	6,999
Steven Madden, Ltd.†	549	19,577
Wolverine World Wide, Inc.	711	26,193

		90,958

Forestry — 0.0%
Deltic Timber Corp.	161	10,312

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	906	20,593

Gambling (Non - Hotel) — 0.1%
International Game Technology	9,389	160,176
Pinnacle Entertainment, Inc.†	899	9,503

		169,679

Garden Products — 0.0%
Toro Co.	442	24,960

Gas - Distribution — 0.1%
Laclede Group, Inc.	326	13,082
New Jersey Resources Corp.	598	28,291
Northwest Natural Gas Co.	391	18,401
Piedmont Natural Gas Co., Inc.	1,041	34,322
South Jersey Industries, Inc.	428	24,045
Southwest Gas Corp.	662	26,765

		144,906

Golf — 0.0%
Callaway Golf Co.	939	5,305

Health Care Cost Containment — 0.0%
Corvel Corp.†	91	4,342

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	374	7,592
La - Z - Boy, Inc.†	758	7,504
Select Comfort Corp.†	807	14,954

		30,050

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hotel/Motels — 0.0%
Marcus Corp.	317	$3,883

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	568	2,607
CDI Corp.	181	2,362
Cross Country Healthcare, Inc.†	454	2,347
Heidrick & Struggles International, Inc.	251	5,346
Insperity, Inc.	325	8,057
Kelly Services, Inc., Class A	415	6,009
On Assignment, Inc.†	541	5,637
Resources Connection, Inc.	658	7,041
TrueBlue, Inc.†	597	7,684

		47,090

Identification Systems — 0.0%
Brady Corp., Class A	768	22,994
Checkpoint Systems, Inc.†	587	7,091

		30,085

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	439	1,194

Industrial Automated/Robotic — 0.0%
Cognex Corp.	605	21,581
Intermec, Inc.†	739	5,424
iRobot Corp.†	387	12,287

		39,292

Instruments - Controls — 0.2%
Honeywell International, Inc.	3,382	183,135
Watts Water Technologies, Inc., Class A	434	16,579

		199,714

Instruments - Scientific — 0.5%
FEI Co.†	556	22,440
PerkinElmer, Inc.	36,864	697,467

		719,907

Insurance Brokers — 0.0%
eHealth, Inc.†	285	4,323

Insurance - Life/Health — 0.3%
Aflac, Inc	4,120	178,973
Delphi Financial Group, Inc., Class A	800	22,000
Lincoln National Corp.	750	15,135
Presidential Life Corp.	308	3,148
Prudential Financial, Inc.	372	18,838
Torchmark Corp.	2,405	102,429

		340,523

Insurance - Multi - line — 0.2%
Assurant, Inc.	2,323	91,155
Horace Mann Educators Corp.	583	7,118
MetLife, Inc.	5,428	170,874
United Fire & Casualty Co.	307	6,014

		275,161

Insurance - Property/Casualty — 0.2%
AMERISAFE, Inc.†	268	6,282
Employers Holdings, Inc.	519	9,015
Infinity Property & Casualty Corp.	181	10,395
Meadowbrook Insurance Group, Inc.	779	7,946
Navigators Group, Inc.†	166	7,750
ProAssurance Corp.	442	35,188
Progressive Corp.	6,604	124,551
RLI Corp.	240	17,009
Safety Insurance Group, Inc.	223	9,330

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Selective Insurance Group, Inc	785	$12,937
Stewart Information Services Corp.	281	2,965
Tower Group, Inc.	605	12,699

		256,067

Insurance - Reinsurance — 0.6%
Berkshire Hathaway, Inc., Class B†	9,438	743,337

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	595	15,410
eResearch Technology, Inc.†	629	2,881

		18,291

Internet Connectivity Services — 0.0%
PC - Tel, Inc.	271	1,894

Internet Content - Information/News — 0.0%
XO Group, Inc.†	430	3,169

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	450	50,864

Internet Security — 0.3%
Blue Coat Systems, Inc.†	626	11,268
Sourcefire, Inc.†	416	13,778
Symantec Corp.†	11,642	190,347
VeriSign, Inc.	3,388	113,769

		329,162

Investment Companies — 0.0%
Prospect Capital Corp.	1,552	14,403

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	1,943	334,274
Calamos Asset Management, Inc., Class A	289	3,419
Financial Engines, Inc.†	560	12,303
Legg Mason, Inc.	19,120	507,253
National Financial Partners Corp.†	637	8,791

		866,040

Lasers - System/Components — 0.1%
Cymer, Inc.†	436	19,498
Electro Scientific Industries, Inc.†	352	4,636
II - VI, Inc.†	787	15,402
Newport Corp.†	536	6,984
Rofin - Sinar Technologies, Inc.†	418	10,057

		56,577

Leisure Products — 0.0%
Brunswick Corp.	1,298	24,169

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	275	8,223
UniFirst Corp.	221	12,780

		21,003

Machinery - Construction & Mining — 0.3%
Astec Industries, Inc.†	289	9,667
Caterpillar, Inc.	3,660	358,241

		367,908

Machinery - Electrical — 0.0%
Franklin Electric Co., Inc.	272	12,803

Machinery - Farming — 0.0%
Lindsay Corp.	176	9,942

Machinery - General Industrial — 0.1%
Albany International Corp., Class A	410	9,947
Applied Industrial Technologies, Inc.	615	21,236

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - General Industrial (continued)
Intevac, Inc.†	334	$2,502
Robbins & Myers, Inc.	659	35,059
Roper Industries, Inc.	497	42,339
Tennant Co.	278	11,670

		122,753

Machinery - Material Handling — 0.0%
Cascade Corp.	125	5,439

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	160	7,264
Quality Systems, Inc.	566	20,008

		27,272

Medical Instruments — 0.2%
Abaxis, Inc.†	320	8,854
CONMED Corp.†	410	10,779
CryoLife, Inc.†	406	1,673
Integra LifeSciences Holdings Corp.†	301	9,671
Intuitive Surgical, Inc.†	157	68,171
Kensey Nash Corp.†	111	2,819
Natus Medical, Inc.†	424	3,549
NuVasive, Inc.†	611	8,432
St. Jude Medical, Inc.	3,001	115,359
SurModics, Inc.†	210	2,604
Symmetry Medical, Inc.†	533	4,173

		236,084

Medical Labs & Testing Services — 0.0%
Bio - Reference Labs, Inc.†	356	4,414

Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	268	2,214

Medical Products — 0.3%
Baxter International, Inc.	682	35,232
Becton, Dickinson and Co.	1,395	102,923
Cantel Medical Corp.	181	4,762
Covidien PLC	2,480	112,964
Cyberonics, Inc.†	355	10,767
Greatbatch, Inc.†	340	7,521
Haemonetics Corp.†	372	22,034
Hanger Orthopedic Group, Inc.†	487	7,792
Invacare Corp.	469	9,633
PSS World Medical, Inc.†	769	18,748
West Pharmaceutical Services, Inc.	484	18,649
Zimmer Holdings, Inc.†	568	28,712
Zoll Medical Corp.†	325	14,960

		394,697

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	1,617	93,640
Arqule, Inc.†	775	4,348
Biogen Idec, Inc.†	1,283	147,481
Cambrex Corp.†	424	2,930
Cubist Pharmaceuticals, Inc.†	875	33,749
Emergent Biosolutions, Inc.†	357	6,083
Enzo Biochem, Inc.†	491	1,203
Medicines Co.†	777	14,693
Regeneron Pharmaceuticals, Inc.†	1,088	64,649

		368,776

Medical - Drugs — 2.5%
Abbott Laboratories	21,290	1,161,370
Bristol - Myers Squibb Co.	14,371	470,219
Eli Lilly & Co.	6,520	246,782
Hi - Tech Pharmacal Co., Inc.†	148	6,145

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Johnson & Johnson	6,053	$391,750
Merck & Co., Inc.	11,092	396,539
Pfizer, Inc.	32,283	647,920
PharMerica Corp.†	422	6,604
Salix Pharmaceuticals, Ltd.†	846	37,343
Savient Pharmaceuticals, Inc.†	1,032	2,590
Viropharma, Inc.†	1,031	24,754

		3,392,016

Medical - Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc.†	524	16,983

Medical - HMO — 0.8%
Aetna, Inc.	3,140	131,315
Centene Corp.†	728	28,181
Cigna Corp.	1,038	45,911
Healthspring, Inc.†	984	53,746
Humana, Inc.	4,570	405,268
Magellan Health Services, Inc.†	403	20,416
Molina Healthcare, Inc.†	412	9,002
UnitedHealth Group, Inc.	5,189	253,067
WellPoint, Inc.	2,131	150,342

		1,097,248

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	236	5,596
Kindred Healthcare, Inc.†	753	9,337

		14,933

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	163	13,157
Almost Family, Inc.†	124	1,856
Amedisys, Inc.†	427	5,069
Amsurg Corp.†	448	11,684
Gentiva Health Services, Inc.†	442	2,572
LHC Group, Inc.†	232	3,225

		37,563

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	5,964	221,563
Cardinal Health, Inc.	281	11,931
McKesson Corp.	1,571	127,738

		361,232

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	244	7,930
Haynes International, Inc.	176	10,553
Kaydon Corp.	475	15,000
Mueller Industries, Inc.	554	21,130
RTI International Metals, Inc.†	439	11,985

		66,598

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	239	3,250
Lawson Products, Inc.	52	820
Olympic Steel, Inc.	139	3,300

		7,370

Metal - Aluminum — 0.1%
Alcoa, Inc.	5,456	54,669
Century Aluminum Co.†	827	7,964
Kaiser Aluminum Corp.	228	10,625

		73,258

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	11,129	440,708

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.	258	$17,495

Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	422	6,946
Movado Group, Inc.	257	4,043

		10,989

Motorcycle/Motor Scooter — 0.0%
Harley - Davidson, Inc.	1,146	42,138

Multimedia — 0.6%
EW Scripps Co., Class A†	451	3,833
McGraw - Hill Cos., Inc.	1,243	53,076
News Corp., Class A	7,009	122,237
Time Warner, Inc.	3,584	124,795
Viacom, Inc., Class B	6,197	277,378
Walt Disney Co.	5,753	206,245

		787,564

Networking Products — 0.3%
Anixter International, Inc.†	400	24,564
Black Box Corp.	257	7,332
Cisco Systems, Inc.	20,013	373,042
LogMeIn, Inc.†	304	13,075
Netgear, Inc.†	541	20,553

		438,566

Non - Ferrous Metals — 0.0%
Materion Corp.†	295	7,254

Non - Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,098	65,667

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,672	68,409

Office Furnishings - Original — 0.0%
Interface, Inc., Class A	831	9,557

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	628	16,460
Standard Register Co.	187	445

		16,905

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	1,224	73,624
Helmerich & Payne, Inc.	4,111	234,162
Rowan Cos., Inc.†	1,268	42,998

		350,784

Oil Companies - Exploration & Production — 0.9%
Anadarko Petroleum Corp.	8,723	708,918
Apache Corp.	1,015	100,932
Approach Resources, Inc.†	383	11,980
Contango Oil & Gas Co.†	188	11,844
Georesources, Inc.†	277	7,897
Gulfport Energy Corp.†	642	20,384
Occidental Petroleum Corp.	3,183	314,799
Penn Virginia Corp.	658	3,487
Petroleum Development Corp.†	346	11,608
Petroquest Energy, Inc.†	813	5,585
Stone Energy Corp.†	706	19,973
Swift Energy Co.†	613	18,016

		1,235,423

Oil Companies - Integrated — 4.7%
Chevron Corp.	19,636	2,018,973
ConocoPhillips	25,786	1,839,058
Exxon Mobil Corp.	29,602	2,381,185

Security Description	Shares	Value (Note 2)

Oil Companies - Integrated (continued)
Marathon Oil Corp.	3,476	$97,189

		6,336,405

Oil Field Machinery & Equipment — 0.2%
Gulf Island Fabrication, Inc.	214	6,084
Lufkin Industries, Inc.	439	30,765
National Oilwell Varco, Inc.	2,673	191,654

		228,503

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	2,256	50,241

Oil - Field Services — 0.3%
Basic Energy Services, Inc.†	420	7,913
Halliburton Co.	10,136	373,005
Hornbeck Offshore Services, Inc.†	475	16,026
Matrix Service Co.†	382	3,576
Pioneer Drilling Co.†	884	9,706
SEACOR Holdings, Inc.	313	27,159
Tetra Technologies, Inc.†	1,113	10,217

		447,602

Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	566	17,535
Clearwater Paper Corp.†	332	11,683
International Paper Co.	1,336	37,942
KapStone Paper and Packaging Corp.†	551	9,136
Neenah Paper, Inc.	214	4,004
Schweitzer - Mauduit International, Inc.	233	16,594
Wausau Paper Corp.	719	5,551

		102,445

Pharmacy Services — 0.5%
Medco Health Solutions, Inc.†	11,664	660,999

Physicians Practice Management — 0.0%
Healthways, Inc.†	491	3,197
IPC The Hospitalist Co., Inc.†	232	10,695

		13,892

Pipelines — 0.1%
ONEOK, Inc.	813	67,609

Poultry — 0.0%
Sanderson Farms, Inc.	269	13,845

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	629	6,277
Powell Industries, Inc.†	128	3,881
Vicor Corp.	286	2,294

		12,452

Printing - Commercial — 0.0%
Consolidated Graphics, Inc.†	126	6,420
R.R. Donnelley & Sons Co.	1,804	27,096

		33,516

Private Corrections — 0.0%
Geo Group, Inc.†	942	16,673

Protection/Safety — 0.0%
Landauer, Inc.	139	7,051

Publishing - Newspapers — 0.1%
Dolan Co.†	440	4,017
Washington Post Co., Class B	285	102,290

		106,307

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	616	$12,061
Apartment Investment & Management Co., Class A	8,683	189,116
AvalonBay Communities, Inc.	416	51,938
BioMed Realty Trust, Inc.	2,234	39,788
Boston Properties, Inc.	797	76,018
Cedar Realty Trust, Inc.	805	2,689
Colonial Properties Trust	1,258	24,959
DiamondRock Hospitality Co.	2,425	21,291
Digital Realty Trust, Inc.	9,622	610,997
EastGroup Properties, Inc.	388	16,517
Entertainment Properties Trust	674	30,128
Equity Residential	2,692	148,571
Extra Space Storage, Inc.	1,362	32,824
Franklin Street Properties Corp.	1,026	11,194
Getty Realty Corp.	376	6,016
Healthcare Realty Trust, Inc.	1,133	19,963
Inland Real Estate Corp.	1,115	8,273
Kilroy Realty Corp.	845	30,496
Kite Realty Group Trust	918	3,874
LaSalle Hotel Properties	1,242	29,075
Lexington Realty Trust	1,968	14,917
LTC Properties, Inc.	436	12,535
Medical Properties Trust, Inc.	1,620	15,487
Mid - America Apartment Communities, Inc.	536	30,724
National Retail Properties, Inc.	1,451	38,393
Parkway Properties, Inc.	314	3,175
Pennsylvania Real Estate Investment Trust	804	7,501
Post Properties, Inc.	725	28,993
PS Business Parks, Inc.	275	14,493
Saul Centers, Inc.	164	5,725
Simon Property Group, Inc.	150	18,651
Sovran Self Storage, Inc.	398	16,573
Tanger Factory Outlet Centers	1,239	35,126
Universal Health Realty Income Trust	184	6,791
Urstadt Biddle Properties, Inc., Class A	337	5,685

		1,620,557

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	509	7,737

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	170	3,380

Research & Development — 0.0%
PAREXEL International Corp.†	858	17,203

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	390	6,232

Retail - Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	1,481	70,955
Brown Shoe Co., Inc.	644	5,403
Buckle, Inc.	391	15,624
Cato Corp., Class A	424	10,850
Children’s Place Retail Stores, Inc.†	363	19,555
Christopher & Banks Corp.	514	1,470
Finish Line, Inc., Class A	777	16,379
Genesco, Inc.†	349	20,609
HOT Topic, Inc.	616	4,374
Jos. A. Bank Clothiers, Inc.†	397	19,564
Limited Brands, Inc.	2,295	97,147
Liz Claiborne, Inc.†	1,371	11,338
Men’s Wearhouse, Inc.	745	20,733
Rue21, Inc.†	220	5,289
Stein Mart, Inc.†	398	2,615

		321,905

Security Description	Shares	Value (Note 2)

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	594	$195,058
O’Reilly Automotive, Inc.†	209	16,143
PEP Boys - Manny Moe & Jack	767	8,713

		219,914

Retail - Automobile — 0.0%
AutoNation, Inc.†	445	16,069
Group 1 Automotive, Inc.	347	17,041
Lithia Motors, Inc., Class A	322	7,152
Sonic Automotive, Inc., Class A	512	7,562

		47,824

Retail - Building Products — 0.9%
Home Depot, Inc.	30,794	1,207,741
Lowe’s Cos., Inc.	1,615	38,776
Lumber Liquidators Holdings, Inc.†	400	6,776

		1,253,293

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,249	1,079

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†	394	9,109

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	554	29,573

Retail - Discount — 0.2%
Fred’s, Inc., Class A	572	7,699
HSN, Inc.	577	20,657
Tuesday Morning Corp.†	623	2,018
Wal - Mart Stores, Inc	4,653	274,062

		304,436

Retail - Drug Store — 0.3%
CVS Caremark Corp.	6,446	250,362
Walgreen Co.	5,494	185,258

		435,620

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	271	3,276
Kirkland’s, Inc.†	227	2,831

		6,107

Retail - Jewelry — 0.0%
Zale Corp.†	332	1,142

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	337	2,147

Retail - Major Department Stores — 0.0%
J.C. Penney Co., Inc.	507	16,244

Retail - Office Supplies — 0.0%
OfficeMax, Inc.†	1,254	5,831

Retail - Pawn Shops — 0.1%
Cash America International, Inc.	428	21,276
EZCORP, Inc., Class A†	627	18,239
First Cash Financial Services, Inc.†	445	16,154

		55,669

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	310	2,889

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	1,029	44,113

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	8,685	467,253
Macy’s, Inc.	593	19,172

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Regional Department Stores (continued)
Stage Stores, Inc.	449	$5,630

		492,055

Retail - Restaurants — 0.3%
Biglari Holdings, Inc.†	21	7,220
BJ’s Restaurants, Inc.†	348	16,732
Buffalo Wild Wings, Inc.†	265	17,087
CEC Entertainment, Inc.	284	9,565
Chipotle Mexican Grill, Inc.†	537	172,678
Cracker Barrel Old Country Store, Inc.	331	15,742
DineEquity, Inc.†	230	10,828
Jack in the Box, Inc.†	671	13,756
O’Charley’s, Inc.†	269	1,732
Papa John’s International, Inc.†	277	10,498
PF Chang’s China Bistro, Inc.	311	9,433
Red Robin Gourmet Burgers, Inc.†	166	4,412
Ruby Tuesday, Inc.†	941	6,898
Ruth’s Hospitality Group, Inc.†	448	2,222
Sonic Corp.†	900	6,354
Starbucks Corp.	248	10,783
Texas Roadhouse, Inc.	886	11,864
Yum! Brands, Inc.	2,029	113,705

		441,509

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	326	2,973
Cabela’s, Inc.†	621	14,637
Hibbett Sports, Inc.†	387	17,613
Zumiez, Inc.†	302	7,106

		42,329

Retail - Video Rentals — 0.0%
Coinstar, Inc.†	443	18,912

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	511	6,265

Savings & Loans/Thrifts — 0.0%
Bank Mutual Corp.	665	2,248
Brookline Bancorp, Inc.	858	6,898
Dime Community Bancshares, Inc.	412	4,878
Northwest Bancshares, Inc.	1,407	17,475
Oritani Financial Corp.	677	8,808
Provident Financial Services, Inc.	776	10,158

		50,465

Schools — 0.1%
American Public Education, Inc.†	257	9,848
Apollo Group, Inc., Class A†	1,765	85,567
Capella Education Co.†	223	7,582
Corinthian Colleges, Inc.†	1,233	3,243
Lincoln Educational Services Corp.	328	2,411
Universal Technical Institute, Inc.†	299	3,821

		112,472

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	1,835	10,661
OYO Geospace Corp.†	64	5,823

		16,484

Semiconductor Components - Integrated Circuits — 0.1%
Cirrus Logic, Inc.†	956	15,573
Exar Corp.†	647	4,076
Hittite Microwave Corp.†	403	21,927
Micrel, Inc.	728	7,571
Pericom Semiconductor Corp.†	367	2,859
Power Integrations, Inc.	416	14,623

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Sigma Designs, Inc.†	464	$3,234
Standard Microsystems Corp.†	328	8,210
TriQuint Semiconductor, Inc.†	2,380	10,401

		88,474

Semiconductor Equipment — 0.4%
ATMI, Inc.†	457	9,460
Brooks Automation, Inc.	956	9,120
Cabot Microelectronics Corp.†	338	14,051
Cohu, Inc.	344	3,481
Kulicke & Soffa Industries, Inc.†	1,046	9,518
Lam Research Corp.†	8,876	361,874
MKS Instruments, Inc.	767	20,602
Nanometrics, Inc.†	251	4,134
Novellus Systems, Inc.†	1,861	64,428
Rudolph Technologies, Inc.†	466	3,663
Teradyne, Inc.†	4,219	56,788
Tessera Technologies, Inc.†	739	12,822
Ultratech, Inc.†	370	8,584
Veeco Instruments, Inc.†	553	13,764

		592,289

Software Tools — 0.3%
VMware, Inc., Class A†	4,466	431,773

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	519	9,358

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	1,669	8,962
Oplink Communications, Inc.†	288	4,755

		13,717

Telecom Services — 0.0%
Cbeyond, Inc.†	460	3,409
Lumos Networks Corp.	214	3,131
Neutral Tandem, Inc.†	458	4,951
NTELOS Holdings Corp.	214	4,517
USA Mobility, Inc.	326	4,570

		20,578

Telecommunication Equipment — 0.0%
Arris Group, Inc.†	1,722	18,512
Comtech Telecommunications Corp.	341	10,329
Network Equipment Technologies, Inc.† .	436	763
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	623	3,208
Tekelec†	888	9,786

		42,599

Telephone - Integrated — 1.3%
AT&T, Inc.	37,740	1,093,705
Atlantic Tele - Network, Inc.	136	5,630
Cincinnati Bell, Inc.†	2,893	8,505
General Communication, Inc., Class A†	550	5,605
Verizon Communications, Inc.	18,526	698,986

		1,812,431

Television — 0.0%
CBS Corp., Class B	1,937	50,439

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	181	2,588

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.†	896	40,275

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Tobacco — 1.0%
Alliance One International, Inc.†	1,268	$3,550
Altria Group, Inc.	861	24,702
Lorillard, Inc.	683	76,237
Philip Morris International, Inc.	15,575	1,187,438

		1,291,927

Toys — 0.0%
Jakks Pacific, Inc.	389	7,426

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	524	11,790
Synchronoss Technologies, Inc.†	385	11,508

		23,298

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc.	364	3,840

Transport - Rail — 0.4%
CSX Corp.	7,471	162,195
Norfolk Southern Corp.	5,333	402,855

		565,050

Transport - Services — 0.2%
Bristow Group, Inc.	529	24,365
Hub Group, Inc., Class A†	541	16,111
United Parcel Service, Inc., Class B	3,793	272,148

		312,624

Transport - Truck — 0.1%
Arkansas Best Corp.	373	7,132
Forward Air Corp.	425	13,642
Heartland Express, Inc.	863	11,866
Knight Transportation, Inc.	859	12,851
Old Dominion Freight Line, Inc.†	680	26,391

		71,882

Travel Services — 0.0%
Interval Leisure Group, Inc.†	593	8,308

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	200	8,280

Veterinary Diagnostics — 0.0%
Neogen Corp.†	340	11,978

Vitamins & Nutrition Products — 0.0%
Vitamin Shoppe, Inc.†	420	15,460

Water — 0.0%
American States Water Co.	269	9,490

Web Portals/ISP — 0.3%
Google, Inc., Class A†	724	433,959
InfoSpace, Inc.†	538	5,186

		439,145

Wire & Cable Products — 0.0%
Belden, Inc.	685	22,632
Encore Wire Corp.	274	7,102

		29,734

Wireless Equipment — 0.4%
Novatel Wireless, Inc.†	469	1,506
QUALCOMM, Inc.	8,048	441,030
Viasat, Inc.†	614	29,054

		471,590

Total Common Stock
(cost $65,594,140)		67,477,321

Security Description	Shares	Value (Note 2)

EXCHANGE - TRADED FUNDS — 7.3%
iShares MSCI All Country Asia ex - Japan Index Fund	89,900	$4,717,053
iShares S&P SmallCap 600 Index Fund	6,525	441,677
SPDR S&P 500 ETF Trust, Series 1	4,955	619,920
Vanguard MSCI Emerging Markets ETF	101,820	4,154,256

Total Exchange - Traded Funds
(cost $9,966,069)		9,932,906

PREFERRED STOCK — 0.9%
Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	137	100,556
Wachovia Capital Trust IX 6.38%	3,100	77,500

		178,056

Diversified Banking Institutions — 0.4%
Ally Financial, Inc. 7.00%*	117	81,966
Goldman Sachs Group, Inc. 6.13%	12,000	293,280
Goldman Sachs Group, Inc. 6.50%	2,750	67,925
HSBC Holdings PLC 8.00%	3,240	83,592

		526,763

Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(2)	5,900	151,984

Electric - Integrated — 0.1%
Southern California Edison Co. FRS 4.90%	450	44,595

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	6,120	155,693

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 0.00%†	2,200	4,510

Special Purpose Entity — 0.1%
Structured Repackaged Asset - Backed Trust Securities FRS 3.00%	7,600	145,768

Total Preferred Stock
(cost $1,288,163)		1,207,369

RIGHTS — 0.0%
Banks - Commercial — 0.0%
First BanCorp.† (cost $0)	305	0

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(3)(4)	143	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(3)(4)	9	2,025
ION Media Networks, Inc. Expires 03/18/15 (strike price $500.00)†(3)(4)	9	1,125

		3,150

Total Warrants
(cost $148)		3,150

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.5%
Diversified Financial Services — 3.5%
Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(5)	$500,000	$453,990
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(6)	114,786	113,325
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-T26, Class C 5.65% due 01/12/45*(5)	2,500,000	1,204,080
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.83% due 02/25/34	55,054	47,992
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(6)	91,772	69,844
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	237,443
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	183,388	188,590
GMAC Mtg. Corp. Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(6)	10,065	10,051
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(5)	774,082	821,183
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	161,304	165,035
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.69% due 12/25/35(6)	253,343	188,010
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(5)	100,000	92,991
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(5)	600,000	561,232
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	110,896	112,116
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	239,355	244,070
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.66% due 07/25/36(6)	262,967	254,276

Total Asset Backed Securities
(cost $5,521,854)		4,764,228

U.S. CORPORATE BONDS & NOTES — 14.1%
Advanced Materials — 0.0%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	30,000	30,375

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	122,906

Security Description	Principal Amount	Value (Note 2)

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	$37,000	$34,040

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	62,000	64,675
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	59,000	66,373
Raytheon Co. Senior Notes 1.40% due 12/15/14	71,000	71,172
Raytheon Co. Senior Notes 4.70% due 12/15/41	49,000	48,594

		250,814

Aerospace/Defense - Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	50,000	53,500
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	112,000	115,234

		168,734

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	42,379	39,412
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	15,424	12,648
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	39,000	39,780

		91,840

Auto - Cars/Light Trucks — 0.0%
Chrysler Group LLC/CG Co - Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	50,000	42,000

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	90,000	93,825

Auto/Truck Parts & Equipment - Original — 0.1%
Cooper - Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	80,000	84,200
Johnson Controls, Inc. Senior Notes 2.60% due 12/01/16	72,000	72,255

		156,455

Banks - Commercial — 0.3%
Associated Banc - Corp. Senior Notes 5.13% due 03/28/16	133,000	134,663
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	56,000	49,745

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	$76,140	$75,379
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	28,040
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	54,720
Zions Bancorp. Senior Notes 7.75% due 09/23/14	84,000	89,146

		431,693

Banks - Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/01/77	202,000	137,648

Banks - Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27	72,000	52,336
Comerica Bank Sub. Notes 5.20% due 08/22/17	53,000	56,849

		109,185

Banks - Super Regional — 0.7%
Bank of America NA Sub. Notes 5.30% due 03/15/17	73,000	64,055
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	39,000	39,216
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	49,000	47,934
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	59,824
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	56,165
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(7)	137,000	132,890
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	83,000	61,420
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	90,000	88,409
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	45,000	49,460
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	12,974
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 01/17/12(7)	83,000	70,135
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	85,000	77,221

Security Description	Principal Amount	Value (Note 2)

Banks - Super Regional (continued)
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	$101,000	$94,854
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	50,000	53,000

		907,557

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	38,000	38,380
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	119,000	117,871

		156,251

Building & Construction Products - Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	65,000	64,675

Building - Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	70,000	45,675
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	30,000	28,050

		73,725

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	39,000	40,331
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	93,000	106,350
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	198,000	215,820
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	40,000	45,250
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	55,000	66,272

		474,023

Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	52,779	52,251
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	60,000	56,700
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	57,000	59,280
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	56,000	62,650

		230,881

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	$180,000	$158,400

Chemicals - Diversified — 0.1%
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	71,000	69,199
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	17,000	16,831

		86,030

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	75,000	67,687

Chemicals - Specialty — 0.2%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	140,000	169,775
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	51,000	67,100

		236,875

Coal — 0.1%
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	30,000	29,850
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	50,000	38,000
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	50,000	47,500
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	30,000	29,400

		144,750

Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	60,000	45,750

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	48,312
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	12,000	12,240
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	154,155

		214,707

Computers — 0.1%
Hewlett - Packard Co. Senior Notes 3.00% due 09/15/16	92,000	94,292

Security Description	Principal Amount	Value (Note 2)

Computers (continued)
Hewlett - Packard Co. Senior Notes 6.00% due 09/15/41	$49,000	$52,776

		147,068

Consumer Products - Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	19,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	40,000	40,200

		59,325

Containers - Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	29,430

Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	25,000	26,625

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	60,000	60,450

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	70,000	68,775

Diversified Banking Institutions — 1.3%
BAC Capital Trust XIII FRS Limited Guar. Notes 0.75% due 03/15/12(7)	178,000	109,022
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	50,000	32,973
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	70,000	61,734
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	899
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	106,000	98,152
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	56,000	55,427
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	180,000	180,354
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	13,000	13,529
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	139,000	138,841
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	62,000	55,164

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	$578,000	$566,418
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	72,000	71,425
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	114,000	122,072
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	65,000	68,755
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.46% due 05/15/77	23,000	16,119
Morgan Stanley Senior Notes 5.55% due 04/27/17	110,000	101,745
Morgan Stanley Senior Notes 5.63% due 09/23/19	57,000	49,789
Morgan Stanley Senior Notes 6.63% due 04/01/18	52,000	48,939
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	24,000	21,544

		1,812,901

Diversified Financial Services — 0.8%
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/77	770,000	771,925
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	95,000	94,073
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	154,000	166,629

		1,032,627

Diversified Manufacturing Operations — 0.3%
3M Co. Senior Notes 1.38% due 09/29/16	109,000	108,600
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	108,490
Harsco Corp. Senior Notes 2.70% due 10/15/15	124,000	127,422
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	55,000	57,874

		402,386

E - Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	55,000	60,668

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	55,000	63,305

Security Description	Principal Amount	Value (Note 2)

Electric - Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/17	$54,000	$58,050

Electric - Integrated — 0.5%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	67,226
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	109,532
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	22,000	22,842
Exelon Corp. Senior Notes 5.63% due 06/15/35	45,000	47,946
Georgia Power Co. Senior Notes 3.00% due 04/15/16	37,000	39,087
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	47,400	48,348
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	143,000	139,745
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	46,000	55,280
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	93,000	92,854
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	80,000	79,238
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	125,000	0

		702,098

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	52,000	52,130

Electronic Components - Semiconductors — 0.2%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	148,000	145,521
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	66,000	80,254

		225,775

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	207,000	197,545

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	130,000	127,821
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	134,000	137,009

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	$85,000	$84,715

		349,545

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	20,819
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	77,000	78,829

		99,648

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.80% due 09/19/16	117,000	115,785
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	32,753

		148,538

Finance - Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	62,000	65,054
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	58,000	50,460
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 0.00% due 05/31/12†(7)(12)(13)	45,000	5
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(12)(13)	44,000	11,330
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(12)(13)	71,000	35
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(12)(13)	69,000	34
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	62,866
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	21,000	18,765
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	50,000	46,312
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	57,000	56,705

		311,566

Finance - Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	24,000	24,323
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	29,000	29,685

		54,008

Security Description	Principal Amount	Value (Note 2)

Finance - Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	$55,000	$52,250

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	175,000	119,875

Food - Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	22,375

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	74,000	87,743

Food - Retail — 0.2%
Safeway, Inc. Senior Notes 3.40% due 12/01/16	117,000	116,937
Safeway, Inc. Senior Notes 4.75% due 12/01/21	167,000	166,581

		283,518

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	77,000	77,000

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	60,000	71,233

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	20,000	18,000

Hospital Beds/Equipment — 0.1%
Chiron Merger Sub, Inc. Company Guar. Notes 10.50% due 11/01/18*	75,000	72,000

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	65,000	67,437
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	145,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	65,000	65,650
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	125,000	123,125

		256,212

Instruments - Scientific — 0.1%
PerkinElmer, Inc. Senior Notes 5.00% due 11/15/21	92,000	91,803

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.4%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	$41,000	$42,680
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	55,761
Protective Life Corp. Senior Notes 8.45% due 10/15/39	180,000	203,493
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	95,000	92,339
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	79,000	82,971

		477,244

Insurance - Multi - line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	45,000	40,819
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	98,000	100,485

		141,304

Insurance - Mutual — 0.0%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	60,000	61,839

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	74,000	71,595

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	71,000	77,562

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	100,313
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(8)	70,000	70,525

		170,838

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	106,000	104,491
Amgen, Inc. Senior Notes 5.15% due 11/15/41	140,000	134,987
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	50,000	53,275

		292,753

Medical - Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	85,000	102,258

Security Description	Principal Amount	Value (Note 2)

Medical - Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	$20,000	$19,950
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 1.70% due 11/10/14	37,000	37,086

		57,036

Medical - HMO — 0.1%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	79,000	86,233

Medical - Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	75,000	81,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19*	25,000	20,812
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	4,000	3,710

		105,522

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	50,000	50,054
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	44,000	41,914

		91,968

Metal - Copper — 0.0%
Freeport - McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	50,000	53,187

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	126,000	123,158

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	60,000	53,100

Multimedia — 0.2%
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	54,000	62,810
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	58,000	62,147
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	59,000	77,911
Walt Disney Co. Senior Notes 4.13% due 12/01/41	80,000	78,287

		281,155

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	50,000	52,500

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	$88,000	$91,468
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	95,000	109,924
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	62,000	72,920

		274,312

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	66,000	65,647

Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	89,000	108,885

Oil Companies - Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	30,000	28,725
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	40,000	39,700
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	40,000	39,400
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	250,000	261,250
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	40,000	39,600
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	55,000	57,475
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	36,000	25,200
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	56,000	62,490
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	70,000	81,192
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	49,000	51,940
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	138,000	159,780

		846,752

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/41	97,000	103,059

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	$50,000	$47,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	50,000	50,250

		97,750

Paper & Related Products — 0.2%
Georgia - Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	90,000	98,916
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	72,000	72,360
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	64,000	71,511

		242,787

Pharmacy Services — 0.2%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	126,000	127,296
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	79,000	82,143

		209,439

Pipelines — 0.5%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	55,000	54,725
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/21	65,000	64,645
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	36,000	37,260
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	50,000	48,750
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	110,000	117,006
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	86,000	88,043
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	65,000	66,300
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	72,000	81,428
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	61,000	60,905

		619,062

Publishing - Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	240,000	222,600

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.3%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	$50,000	$49,202
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	50,000	48,324
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	94,000	96,345
HCP, Inc. Senior Notes 3.75% due 02/01/16	65,000	65,112
HCP, Inc. Senior Notes 5.38% due 02/01/21	66,000	68,138
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	28,000	27,424
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	20,000	19,625

		374,170

Real Estate Management/Services — 0.0%
Kennedy - Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	40,000	38,700

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/16	30,000	28,653

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	60,000	6

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	50,000	50,375
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	45,000	42,750
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	45,000	44,325

		137,450

Retail - Discount — 0.1%
Wal - Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	95,000	100,822
Wal - Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	40,000	44,772

		145,594

Retail - Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	87,000	101,803

Security Description	Principal Amount	Value (Note 2)

Retail - Drug Store (continued)
CVS Pass - Through Trust Pass Through Certs. 5.77% due 01/31/33*	$53,940	$53,712

		155,515

Retail - Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	15,000	15,112

Retail - Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	35,000	33,250

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	38,997

Retail - Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	35,875

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	38,000	38,855

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	50,000	31,000

Special Purpose Entities — 0.1%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	73,000	70,951
FUEL Trust Sec. Notes 4.21% due 04/15/16*	64,000	62,979

		133,930

Steel - Producers — 0.1%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	45,112
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	30,000	30,863

		75,975

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	65,000	65,000

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	84,000	96,436
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	60,225

		156,661

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	$54,000	$55,540

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	102,000	103,273
AT&T, Inc. Senior Notes 6.45% due 06/15/34	39,000	44,622
BellSouth Corp. Senior Notes 6.55% due 06/15/34	35,000	40,500
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	50,000	44,364
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	115,000	110,884
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	89,000	83,704
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,700
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	9,550
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	9,737
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	25,000	23,750

		485,084

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	76,000	84,525

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	39,000	39,963
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	47,000	48,770

		88,733

Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	50,000	53,250

Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	94,000	94,645
Motorola, Inc. Senior Notes 6.63% due 11/15/37	3,740	4,024

		98,669

Total U.S. Corporate Bonds & Notes
(cost $19,474,762)		19,105,387

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	$95,000	$95,217

Auto - Cars/Light Trucks — 0.0%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	30,000	28,350

Banks - Commercial — 0.6%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	105,000	74,025
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	89,000	79,094
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	56,000	36,400
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	101,000	103,008
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	37,000	35,845
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	66,000	58,033
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(7)	102,000	40,172
HBOS PLC Sub. Notes 6.75% due 05/21/18*	100,000	79,850
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	36,000	36,900
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	58,000	57,413
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	90,000	87,821
Toronto - Dominion Bank Senior Notes 2.38% due 10/19/16	61,000	61,591
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(7)	180,000	108,900

		859,052

Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	54,000	49,203

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	59,000	58,995
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	55,641

		114,636

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	$49,000	$47,885
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	59,000	60,376

		108,261

Insurance - Multi - line — 0.2%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(7)	75,000	30,754
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	30,000	25,500
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	96,000	98,013
XL Group PLC Senior Notes 6.38% due 11/15/24	60,000	62,002

		216,269

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	60,000	65,528

Medical - Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	107,000	105,159

Metal - Diversified — 0.1%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	104,000	102,774
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	63,000	60,530

		163,304

Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21	43,000	43,644
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	100,000	99,906
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	55,000	54,937
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	251,000	250,864

		449,351

Oil Companies - Exploration & Production — 0.2%
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	28,244
Nexen, Inc. Senior Notes 6.40% due 05/15/37	88,000	89,870

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Nexen, Inc. Senior Notes 7.50% due 07/30/39	$62,000	$70,676

		188,790

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	204,000	203,377
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	84,631
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	88,000	88,885
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	93,000	126,065

		502,958

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	27,000	28,755

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	94,000	93,893

Special Purpose Entity — 0.1%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(7)	101,000	99,990

SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28	39,000	50,044

Telecom Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	50,000	47,750

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	97,000	87,748
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	52,000	47,153

		134,901

Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	50,000	48,875

Transport - Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	99,000	97,335
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	79,000	77,954

		175,289

Total Foreign Corporate Bonds & Notes
(cost $3,732,285)		3,625,575

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 0.1%
Regional Authority — 0.1%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15 (cost $103,114)	$98,000	$104,113

MUNICIPAL BONDS & NOTES — 0.1%
Ohio State University Series A 4.80% due 06/01/12	91,000	91,286
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	83,000	83,711

Total Municipal Bonds & Notes
(cost $173,085)		174,997

U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Mtg. Corp. — 7.4%
4.50% due 01/01/39	54,166	57,080
4.50% due 12/01/39	1,172,976	1,257,336
4.50% due 08/01/40	72,539	76,487
5.00% due 10/01/33	11,424	12,239
5.00% due 07/01/35	50,841	54,436
5.00% due 01/01/37	99,545	106,614
5.00% due 03/01/38	116,113	124,249
5.00% due 09/01/38	554,682	593,721
5.00% due 07/01/40	853,719	913,669
5.50% due 01/01/36	897,713	978,547
5.50% due 08/01/37	14,960	16,167
5.50% due 09/01/37	175,483	189,639
5.50% due 10/01/37	242,028	261,552
5.50% due 01/01/38	63,325	68,513
5.50% due 07/01/38	71,854	77,650
5.50% due 01/01/40	2,683,406	2,919,105
6.00% due 08/01/36	216,952	238,317
6.00% due 02/01/39	528,470	577,873
6.00% due 04/01/40	753,522	823,963
6.50% due 12/01/28	136,496	152,403
6.50% due 05/01/36	2,191	2,454
7.00% due 06/01/32	44,700	51,320
7.50% due 04/01/31	56,831	66,018
8.00% due 04/01/30	8,841	10,489
8.00% due 07/01/30	62	74
8.00% due 12/01/30	28,534	33,851
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	369,692	411,927

		10,075,693

Federal National Mtg. Assoc. — 5.8%
zero coupon due 05/25/40 STRIPS	686,158	619,782
4.00% due 09/01/40	441,280	460,310
4.50% due 10/01/24	314,635	334,757
4.50% due 01/01/25	1,095,135	1,182,624
4.50% due 03/01/25	391,430	416,463
4.50% due 05/01/25	349,863	372,237
4.50% due 07/01/25	498,525	530,406
4.50% due 01/01/39	92,699	98,118
4.50% due 11/01/40	65,957	69,812
5.00% due 03/15/16	74,000	85,782
5.00% due 11/01/33	13,691	14,735
5.00% due 05/01/40	115,837	124,672
5.00% due 07/01/40	1,891,829	2,036,124
5.50% due 03/01/18	11,748	12,736
5.50% due 11/01/22	63,155	68,394

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.50% due 05/01/34	$228,276	$249,178
5.50% due 03/01/35	257,430	280,920
6.00% due 05/01/17	40,482	43,912
6.00% due 12/01/33	113,573	125,998
6.00% due 10/01/36	49,326	54,213
6.50% due 02/01/17	26,942	29,515
6.50% due 08/01/31	39,640	44,850
6.50% due 07/01/32	61,778	69,743
6.50% due 07/01/36	78,309	87,426
7.00% due 09/01/31	30,356	34,649
7.50% due 06/01/15	7,839	8,622
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	385,051	420,952

		7,876,930

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/29	3,731	4,233
6.00% due 04/15/29	21,937	24,891
6.00% due 06/15/29	18,899	21,413
6.50% due 02/15/29	53,748	62,249

		112,786

Total U.S. Government Agencies
(cost $17,571,261)		18,065,409

U.S. GOVERNMENT TREASURIES — 5.4%
United States Treasury Bonds — 0.4%
2.13% due 02/15/40 TIPS(9)	69,279	92,271
3.75% due 08/15/41	179,000	203,668
4.38% due 05/15/41	147,000	185,496
4.75% due 02/15/41	28,000	37,398
5.25% due 11/15/28	13,000	17,511

		536,344

United States Treasury Notes — 5.0%
0.25% due 09/15/14	40,000	39,875
0.63% due 07/15/14	60,000	60,431
1.38% due 11/30/15	18,000	18,505
1.50% due 07/31/16	42,000	43,217
2.00% due 11/30/13	475,000	491,291
2.13% due 11/30/14	136,000	142,928
2.13% due 05/31/15	195,000	205,740
2.13% due 12/31/15	576,000	609,840
2.13% due 02/29/16	500,000	529,180
2.13% due 08/15/21	440,000	442,991
2.38% due 05/31/18	1,111,000	1,178,614
2.63% due 08/15/20	350,000	371,301
2.63% due 11/15/20	223,000	236,066
2.75% due 05/31/17	253,000	275,256
3.00% due 02/28/17	100,000	110,031
3.13% due 05/15/21	857,000	940,624
3.50% due 05/15/20	250,000	283,516
3.75% due 11/15/18	700,000	805,328

		6,784,734

Total U.S. Government Treasuries
(cost $6,970,278)		7,321,078

Total Long-Term Investment Securities
(cost $130,395,159)		131,781,533

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	3,366,000	3,366,000

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.02% due 03/15/12(10)	$350,000	$349,988

Total Short-Term Investment Securities
(cost $3,715,991)		3,715,988

TOTAL INVESTMENTS
(cost $134,111,150)(11)	99.9%	135,497,521
Other assets less liabilities	0.1	117,056

NET ASSETS —	100.0%	$135,614,577

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $5,247,889 representing 3.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $41,690 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $3,156 representing 0.0% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	See Note 5 for cost of investments on a tax basis.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.

TIPS—Treasury Inflation Protected Security

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
31	Long	S&P 500 E-Mini Index	December 2011	$1,793,432	$1,931,300	$137,868
28	Long	MSCI Emerging Market E-Mini Index	December 2011	1,340,894	1,348,900	8,006
11	Short	U.S. Treasury 10 Year Note	March 2012	1,429,687	1,422,781	6,906

						$152,780

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$67,435,631	$41,690	#	$—	$67,477,321
Exchange Traded Funds	9,932,906	—		—	9,932,906
Preferred Stock	1,207,369	—		—	1,207,369
Rights	—	0		—	0
Warrants	—	—		3,150	3,150
Asset Backed Securities	—	4,764,228		—	4,764,228
U.S. Corporate Bonds & Notes	—	19,053,321		52,066	19,105,387
Foreign Corporate Bonds & Notes	—	3,625,575		—	3,625,575
Foreign Government Agencies	—	104,113		—	104,113
Municipal Bonds & Notes	—	174,997		—	174,997
U.S. Government Agencies	—	18,065,409		—	18,065,409
U.S. Government Treasuries	—	7,321,078		—	7,321,078
Short-Term Investment Securities:
Time Deposits	—	3,366,000		—	3,366,000
U.S. Government Treasuries	—	349,988		—	349,988
Other Financial Instruments:†
Open Futures Contracts —Appreciation	152,780	—		—	152,780

Total	$78,728,686	$56,866,399		$55,216	$135,650,301

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $41,690 representing 0.0% of net assets. See Note 2.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$2,790	$113,955
Accrued discounts	—	341
Accrued premiums	—	(721)
Realized gain	—	287
Realized loss	—	(1)
Change in unrealized appreciation(1)	405	—
Change in unrealized depreciation(1)	(45)	(8,560)
Net purchases	—	—
Net sales	—	(4,887)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	(48,348)

Balance as of 11/30/2011	$3,150	$52,066

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Warrants	U.S. Corporate Bonds & Notes
$360	$(4,888)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Web Portals/ISP	8.4%
Computers	8.1
E-Commerce/Products	5.1
Commercial Services — Finance	4.1
Retail — Restaurants	4.1
Diversified Manufacturing Operations	3.6
Oil Companies — Exploration & Production	3.4
Oil — Field Services	3.2
Investment Management/Advisor Services	2.9
Distribution/Wholesale	2.9
Medical — Wholesale Drug Distribution	2.7
Medical — Biomedical/Gene	2.7
E-Commerce/Services	2.6
Collective Investment Pool	2.6
Semiconductor Components — Integrated Circuits	2.3
Industrial Gases	2.2
Wireless Equipment	2.1
Transport — Services	1.9
Electronic Components — Semiconductors	1.8
Transport — Rail	1.7
Hotels/Motels	1.7
Metal Processors & Fabrication	1.6
Apparel Manufacturers	1.6
Casino Hotels	1.4
Oil Field Machinery & Equipment	1.4
Finance — Credit Card	1.3
Athletic Footwear	1.2
Agricultural Chemicals	1.1
Pharmacy Services	1.1
Computer Services	1.1
Aerospace/Defense — Equipment	1.0
Machinery — Construction & Mining	1.0
Medical Products	1.0
Finance — Other Services	0.9
Computers — Memory Devices	0.9
Retail — Auto Parts	0.9
Medical — Drugs	0.8
Internet Application Software	0.8
Cruise Lines	0.8
Registered Investment Companies	0.8
Retail — Bedding	0.8
Broadcast Services/Program	0.7
Telecommunication Equipment	0.7
Banks — Super Regional	0.6
Aerospace/Defense	0.6
Instruments — Controls	0.6
Coal	0.6
Auto/Truck Parts & Equipment — Original	0.5
Food — Retail	0.5
Chemicals — Diversified	0.5
Multimedia	0.5
Insurance — Life/Health	0.5
Banks — Fiduciary	0.5
Electric Products — Misc.	0.4
Applications Software	0.4
Computer Aided Design	0.4
Machinery — General Industrial	0.3
Medical — HMO	0.3
Instruments — Scientific	0.3
Advertising Agencies	0.2
Retail — Jewelry	0.2
Diversified Banking Institutions	0.2
Tools — Hand Held	0.2
Beverages — Non-alcoholic	0.2
Engines — Internal Combustion	0.2
Insurance Brokers	0.2
Retail — Building Products	0.1
Cable/Satellite TV	0.1
Chemicals — Specialty	0.1

Machinery — Farming	0.1
Internet Content — Information/News	0.1
Finance — Investment Banker/Broker	0.1
Retail — Apparel/Shoe	0.1
Data Processing/Management	0.1
Retail — Discount	0.1
Real Estate Management/Services	0.1

102.9%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	19,700	$850,449

Aerospace/Defense — 0.6%
Boeing Co.	32,800	2,253,032

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	50,200	3,845,320

Agricultural Chemicals — 1.1%
Monsanto Co.	48,400	3,554,980
Potash Corp. of Saskatchewan, Inc.	15,500	671,770

		4,226,750

Apparel Manufacturers — 1.6%
Coach, Inc.	35,600	2,228,204
Ralph Lauren Corp.#	27,600	3,915,336

		6,143,540

Applications Software — 0.4%
Intuit, Inc.	18,300	974,292
Microsoft Corp.	30	767
Salesforce.com, Inc.†	5,100	603,942

		1,579,001

Athletic Footwear — 1.2%
NIKE, Inc., Class B	47,500	4,568,550

Auto - Cars/Light Trucks — 0.0%
General Motors Co.†	2,000	42,580

Auto/Truck Parts & Equipment - Original — 0.5%
Johnson Controls, Inc.	67,000	2,109,160

Banks - Fiduciary — 0.5%
Northern Trust Corp.	12,200	459,086
State Street Corp.	32,700	1,296,555

		1,755,641

Banks - Super Regional — 0.6%
US Bancorp	77,600	2,011,392
Wells Fargo & Co.	17,900	462,894

		2,474,286

Beverages - Non-alcoholic — 0.2%
Coca-Cola Co.	700	47,061
Hansen Natural Corp.†	7,500	691,500

		738,561

Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class C†	69,350	2,624,204

Cable/Satellite TV — 0.1%
DIRECTV, Class A†	9,600	453,312

Casino Hotels — 1.4%
Las Vegas Sands Corp.†	98,200	4,586,922
Wynn Resorts, Ltd.#	7,800	940,368

		5,527,290

Chemicals - Diversified — 0.5%
Air Products & Chemicals, Inc.	23,300	1,951,375

Chemicals - Specialty — 0.1%
Ecolab, Inc.#	7,800	444,756

Coal — 0.6%
Peabody Energy Corp.	55,900	2,192,957

Commercial Services — 0.0%
Weight Watchers International, Inc.#	600	35,262

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 4.1%
Mastercard, Inc., Class A	28,000	$10,487,400
Visa, Inc., Class A	53,800	5,216,986
Western Union Co.	1,500	26,160

		15,730,546

Computer Aided Design — 0.4%
Autodesk, Inc.†	44,000	1,499,080

Computer Services — 1.1%
Accenture PLC, Class A	58,900	3,412,077
International Business Machines Corp.	3,500	658,000

		4,070,077

Computers — 8.1%
Apple, Inc.†	81,600	31,187,520

Computers - Memory Devices — 0.9%
EMC Corp.†	156,300	3,596,463

Cosmetics & Toiletries — 0.0%
Procter & Gamble Co.	876	56,563

Cruise Lines — 0.8%
Carnival Corp.	96,300	3,197,160

Data Processing/Management — 0.1%
Fiserv, Inc.†	4,600	265,236

Distribution/Wholesale — 2.9%
Fastenal Co.#	139,700	5,818,505
Fossil, Inc.†#	26,300	2,356,217
WW Grainger, Inc.#	15,700	2,934,330

		11,109,052

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc.	400	38,344
JPMorgan Chase & Co.	24,000	743,280

		781,624

Diversified Manufacturing Operations — 3.6%
3M Co.	7,300	591,592
Danaher Corp.	271,980	13,158,392

		13,749,984

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	82,800	15,921,612
eBay, Inc.†	122,340	3,620,041

		19,541,653

E-Commerce/Services — 2.6%
Groupon, Inc.†#	11,100	194,250
Liberty Media Corp. - Interactive, Class A†	90,500	1,471,530
priceline.com, Inc.†	17,400	8,454,486

		10,120,266

Electric Products - Misc. — 0.4%
Emerson Electric Co.	30,600	1,598,850

Electronic Components - Semiconductors — 1.8%
Altera Corp.	24,200	911,614
Broadcom Corp., Class A†	125,200	3,799,194
Xilinx, Inc.	69,930	2,287,410

		6,998,218

Engines - Internal Combustion — 0.2%
Cummins, Inc.	6,800	655,044

Finance - Credit Card — 1.3%
American Express Co.	104,700	5,029,788

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	200	$2,392
TD Ameritrade Holding Corp.	19,300	314,397

		316,789

Finance - Other Services — 0.9%
CME Group, Inc.	1,600	398,848
IntercontinentalExchange, Inc.†	26,400	3,213,408

		3,612,256

Food - Retail — 0.5%
Whole Foods Market, Inc.#	28,800	1,961,280

Hotels/Motels — 1.7%
Marriott International, Inc., Class A#	110,790	3,392,390
Starwood Hotels & Resorts Worldwide, Inc.	66,500	3,170,720

		6,563,110

Industrial Gases — 2.2%
Praxair, Inc.#	83,400	8,506,800

Instruments - Controls — 0.6%
Honeywell International, Inc.	41,400	2,241,810

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	21,100	996,975

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	19,900	600,781

Insurance - Life/Health — 0.5%
Prudential Financial, Inc.	34,900	1,767,336

Internet Application Software — 0.8%
Tencent Holdings, Ltd.(1)	166,000	3,235,746

Internet Content - Information/News — 0.1%
LinkedIn Corp., Class A†#	4,900	323,057

Investment Management/Advisor Services — 2.9%
Ameriprise Financial, Inc.	27,740	1,273,543
BlackRock, Inc.	700	120,428
Franklin Resources, Inc.	63,900	6,442,398
Invesco, Ltd.	162,300	3,286,575

		11,122,944

Machinery - Construction & Mining — 1.0%
Caterpillar, Inc.	13,900	1,360,532
Joy Global, Inc.	26,100	2,382,408

		3,742,940

Machinery - Farming — 0.1%
Deere & Co.	4,400	348,700

Machinery - General Industrial — 0.3%
Roper Industries, Inc.	14,500	1,235,255

Medical Information Systems — 0.0%
Cerner Corp.†	200	12,196

Medical Instruments — 0.0%
Edwards Lifesciences Corp.†	1,800	118,854
Intuitive Surgical, Inc.†	100	43,421

		162,275

Medical Products — 1.0%
Baxter International, Inc.	25,800	1,332,828
Covidien PLC	9,400	428,170
Stryker Corp.#	39,500	1,928,785

		3,689,783

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	19,800	$1,359,468
Amgen, Inc.	100	5,791
Biogen Idec, Inc.†	34,500	3,965,775
Celgene Corp.†	76,000	4,794,080
Gilead Sciences, Inc.†	1,800	71,730

		10,196,844

Medical - Drugs — 0.8%
Allergan, Inc.	37,100	3,106,012
Shire PLC ADR	1,600	162,112

		3,268,124

Medical - HMO — 0.3%
UnitedHealth Group, Inc.	23,400	1,141,218

Medical - Wholesale Drug Distribution — 2.7%
Cardinal Health, Inc.	70,000	2,972,200
McKesson Corp.	89,500	7,277,245

		10,249,445

Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	37,800	6,227,550

Metal - Copper — 0.0%
Freeport - McMoRan Copper & Gold, Inc.	100	3,960

Multimedia — 0.5%
Time Warner, Inc.	1,100	38,302
Walt Disney Co.	51,100	1,831,935

		1,870,237

Oil Companies - Exploration & Production — 3.4%
Concho Resources, Inc.†#	28,200	2,865,684
Devon Energy Corp.	600	39,276
EOG Resources, Inc.	38,300	3,973,242
EQT Corp.	24,900	1,544,049
Occidental Petroleum Corp.	19,500	1,928,550
Pioneer Natural Resources Co.	8,100	765,774
Range Resources Corp.	28,600	2,050,906

		13,167,481

Oil Companies - Integrated — 0.0%
Exxon Mobil Corp.	100	8,044

Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	56,900	3,072,031
FMC Technologies, Inc.†#	42,200	2,209,592

		5,281,623

Oil - Field Services — 3.2%
Baker Hughes, Inc.	33,800	1,845,818
Halliburton Co.	29,500	1,085,600
Schlumberger, Ltd.	121,800	9,175,194

		12,106,612

Pharmacy Services — 1.1%
Express Scripts, Inc.†	89,400	4,081,110

Real Estate Management/Services — 0.1%
CBRE Group, Inc.†	12,400	208,444

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc.	7,000	296,310

Retail - Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	44,400	3,429,456

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†#	47,900	2,898,429

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Building Products — 0.1%
Home Depot, Inc.	11,700	$458,874

Retail - Discount — 0.1%
Costco Wholesale Corp.	100	8,530
Dollar Tree, Inc.†#	3,150	256,694

		265,224

Retail - Jewelry — 0.2%
Tiffany & Co.	12,200	817,888

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.#	800	43,040

Retail - Restaurants — 4.1%
Chipotle Mexican Grill, Inc.†#	6,600	2,122,296
McDonald’s Corp.	40,700	3,887,664
Starbucks Corp.	175,300	7,622,044
Yum! Brands, Inc.	35,000	1,961,400

		15,593,404

Semiconductor Components - Integrated Circuits — 2.3%
QUALCOMM, Inc.	161,220	8,834,856

Telecommunication Equipment — 0.7%
Juniper Networks, Inc.†	115,270	2,617,782

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	11,800	772,074

Toys — 0.0%
Hasbro, Inc.	600	21,486
Mattel, Inc.#	100	2,881

		24,367

Transport - Rail — 1.7%
Kansas City Southern†	7,800	530,634
Norfolk Southern Corp.	1,700	128,418
Union Pacific Corp.	57,500	5,946,075

		6,605,127

Transport - Services — 1.9%
C.H. Robinson Worldwide, Inc.	500	34,255
Expeditors International of Washington, Inc.	37,400	1,627,274
FedEx Corp.	68,700	5,707,596

		7,369,125

Web Portals/ISP — 8.4%
Baidu, Inc. ADR†	72,300	9,470,577
Facebook, Inc., Class A†(2)(3)(4)	14,555	453,346
Facebook, Inc., Class B†(2)(3)(4)	68,686	2,139,370
Google, Inc., Class A†	33,800	20,259,382

		32,322,675

Wireless Equipment — 2.1%
American Tower Corp., Class A	138,000	8,142,000

Total Long-Term Investment Securities
(cost $290,567,810)		381,744,506

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Collective Investment Pool — 2.6%
Navigator Securities Lending Prime Portfolio(5)(6)	9,753,116	9,753,116

Security Description	Shares	Value (Note 2)

Registered Investment Companies — 0.8%
T. Rowe Price Reserve Investment Fund	3,185,966	$3,185,966

Total Short-Term Investment Securities
(cost $12,939,082)		12,939,082

TOTAL INVESTMENTS
(cost $303,506,892)(7)	102.9%	394,683,588
Liabilities in excess of other assets	(2.9)	(11,031,717)

NET ASSETS	100.0%	$383,651,871

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $3,235,746 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $2,592,716 representing 0.7% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Blue Chip Growth Fund held the following restricted securities:

Name	Acqu isition Date	Shares	Acqu isition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc., Class A Common Stock	8/12/2011	14,555	$453,346	$453,346	$31.15	0.12%
Facebook, Inc., Class B Common Stock	3/31/2011	59,883	1,497,075
	5/19/2011	2,897	72,425
	5/19/2011	5,906	148,063

		68,686	1,717,563	2,139,370	31.15	0.56%

				$2,592,716		0.68%

(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At November 30, 2011, the Fund had loaned securities with a total value of $19,489,571. This was secured by collateral of $9,753,116, which was received in cash and subsequently invested in short-term investments currently valued at $9,753,116 as reported in the portfolio of investments. The remaining collateral with a value of $9,667,305 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	7/15/2014
Federal Home Loan Mtg. Corp.	4.00% to 5.00%	03/15/32 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/15/41
U.S. Treasury Bills	zero coupon	12/22/2011

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$31,187,520	$—		$—	$31,187,520
E-Commerce/Products	19,541,653	—		—	19,541,653
Web Portals/ISP	29,729,959	—		2,592,716	32,322,675
Other Industries*	295,456,912	3,235,746	#	—	298,692,658
Short-Term Investment Securities:
Collective Investment Pool	—	9,753,116		—	9,753,116
Registered Investment Companies	—	3,185,966		—	3,185,966

Total	$375,916,044	$16,174,828		$2,592,716	$394,683,588

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $3,235,746 representing 0.8% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$1,946,925
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	192,445
Change in unrealized depreciation(1)	—
Net purchases	453,346
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$2,592,716

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$192,444

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.1%
Tobacco	6.4
Oil Companies — Integrated	6.3
Medical — HMO	5.8
Diversified Manufacturing Operations	4.3
Medical — Drugs	4.1
Time Deposits	3.9
Electric — Integrated	3.1
Finance — Credit Card	2.9
Telephone — Integrated	2.7
Tools — Hand Held	2.6
Diversified Banking Institutions	2.6
Cruise Lines	2.5
Electronic Components — Semiconductors	2.3
Pipelines	2.2
Electric Products — Misc.	2.1
Oil Companies — Exploration & Production	2.0
Finance — Consumer Loans	1.9
Real Estate Investment Trusts	1.7
Computer Services	1.7
Applications Software	1.6
Medical Instruments	1.6
Instruments — Controls	1.5
Aerospace/Defense	1.4
Gambling (Non-Hotel)	1.4
Oil & Gas Drilling	1.4
Aerospace/Defense — Equipment	1.3
Gas — Distribution	1.2
Retail — Drug Store	1.2
Pharmacy Services	1.2
Medical Products	1.2
Insurance Brokers	1.1
Banks — Fiduciary	1.1
Electronics — Military	1.1
Insurance — Multi-line	1.0
Cellular Telecom	1.0
Apparel Manufacturers	1.0
Building Products — Wood	0.9
Office Automation & Equipment	0.9
Commercial Services — Finance	0.9
Savings & Loans/Thrifts	0.8
Containers — Paper/Plastic	0.8
Medical — Wholesale Drug Distribution	0.8
Rental Auto/Equipment	0.7
Investment Management/Advisor Services	0.7
Insurance — Property/Casualty	0.6
Data Processing/Management	0.6
Beverages — Wine/Spirits	0.6
Retail — Discount	0.6
Computers	0.5
Semiconductor Equipment	0.4
Machinery — Pumps	0.4

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Aerospace/Defense — 1.4%
Raytheon Co.	8,260	$376,408

Aerospace/Defense - Equipment — 1.3%
Exelis, Inc.	4,200	37,548
Goodrich Corp.	2,400	292,824

		330,372

Apparel Manufacturers — 1.0%
Hanesbrands, Inc.†	10,100	248,763

Applications Software — 1.6%
Microsoft Corp.	16,535	422,965

Banks - Fiduciary — 1.1%
State Street Corp.	7,410	293,807

Banks - Super Regional — 7.1%
Capital One Financial Corp.	15,525	693,347
Fifth Third Bancorp	22,100	267,189
PNC Financial Services Group, Inc.	9,525	516,350
Wells Fargo & Co.	14,845	383,892

		1,860,778

Beverages - Wine/Spirits — 0.6%
Diageo PLC ADR	1,800	154,098

Building Products - Wood — 0.9%
Masco Corp.	24,700	236,626

Cellular Telecom — 1.0%
Vodafone Group PLC ADR	9,335	253,445

Commercial Services - Finance — 0.9%
Western Union Co.	13,100	228,464

Computer Services — 1.7%
International Business Machines Corp.	2,300	432,400

Computers — 0.5%
Hewlett - Packard Co.	4,415	123,399

Containers - Paper/Plastic — 0.8%
Sonoco Products Co.	6,600	214,368

Cruise Lines — 2.5%
Carnival Corp.	10,500	348,600
Royal Caribbean Cruises, Ltd.	10,800	299,268

		647,868

Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	2,300	160,701

Diversified Banking Institutions — 2.6%
Bank of America Corp.	28,926	157,357
Citigroup, Inc.	9,310	255,839
JPMorgan Chase & Co.	8,405	260,303

		673,499

Diversified Manufacturing Operations — 4.3%
Eaton Corp.	5,400	242,514
General Electric Co.	16,715	265,936
Illinois Tool Works, Inc.	7,900	358,976
ITT Corp.	2,100	42,357
SPX Corp.	3,500	221,900

		1,131,683

Electric Products - Misc. — 2.1%
Emerson Electric Co.	4,540	237,215
Molex, Inc.	12,000	299,280

		536,495

Electric - Integrated — 3.1%
Dominion Resources, Inc.	3,600	185,832

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Entergy Corp.	2,545	$179,066
Pinnacle West Capital Corp.	4,400	208,604
Xcel Energy, Inc.	8,800	231,352

		804,854

Electronic Components - Semiconductors — 2.3%
Intel Corp.	6,980	173,872
Microchip Technology, Inc.	6,200	216,442
Texas Instruments, Inc.	6,620	199,262

		589,576

Electronics - Military — 1.1%
L-3 Communications Holdings, Inc.	4,400	291,720

Finance - Consumer Loans — 1.9%
SLM Corp.	39,105	503,672

Finance - Credit Card — 2.9%
American Express Co.	9,755	468,630
Discover Financial Services	11,600	276,312

		744,942

Gambling (Non-Hotel) — 1.4%
International Game Technology	21,400	365,084

Gas - Distribution — 1.2%
CenterPoint Energy, Inc.	15,700	312,430

Instruments - Controls — 1.5%
Honeywell International, Inc.	7,200	389,880

Insurance Brokers — 1.1%
Willis Group Holdings PLC	8,500	299,710

Insurance - Multi-line — 1.0%
XL Group PLC	13,020	268,472

Insurance - Property/Casualty — 0.6%
Chubb Corp.	2,400	161,856

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	3,800	174,458

Machinery - Pumps — 0.4%
Xylem, Inc.	4,200	100,380

Medical Instruments — 1.6%
Medtronic, Inc.	11,530	420,038

Medical Products — 1.2%
Baxter International, Inc.	6,100	315,126

Medical - Drugs — 4.1%
Johnson & Johnson	6,585	426,181
Pfizer, Inc.	23,941	480,496
Sanofi - Aventis SA ADR	5,000	175,050

		1,081,727

Medical - HMO — 5.8%
Cigna Corp.	6,700	296,341
Coventry Health Care, Inc.†	11,000	351,340
UnitedHealth Group, Inc.	8,520	415,521
WellPoint, Inc.	6,515	459,633

		1,522,835

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	4,900	208,054

Office Automation & Equipment — 0.9%
Xerox Corp.	28,900	235,535

Oil & Gas Drilling — 1.4%
Seadrill, Ltd.	10,300	359,264

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies — Exploration & Production — 2.0%
Occidental Petroleum Corp.	5,265	$520,709

Oil Companies —Integrated — 6.3%
BP PLC ADR	6,535	284,599
Chevron Corp.	1,445	148,575
ConocoPhillips	7,465	532,404
Marathon Oil Corp.	12,165	340,133
Murphy Oil Corp.	5,900	329,928

		1,635,639

Pharmacy Services — 1.2%
Omnicare, Inc.	9,300	303,273

Pipelines — 2.2%
ONEOK, Inc.	1,800	149,688
Spectra Energy Corp.	14,825	436,152

		585,840

Real Estate Investment Trusts — 1.7%
Annaly Capital Management, Inc.	9,800	157,486
Essex Property Trust, Inc.	2,200	292,270

		449,756

Rental Auto/Equipment — 0.7%
Rent-A-Center, Inc.	5,100	183,345

Retail — Discount — 0.6%
Target Corp.	2,800	147,560

Retail — Drug Store — 1.2%
Walgreen Co.	9,100	306,852

Savings & Loans/Thrifts — 0.8%
New York Community Bancorp, Inc.	18,300	220,332

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	10,770	116,101

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone — Integrated — 2.7%
AT&T, Inc.	13,610	394,418
Verizon Communications, Inc.	8,405	317,120

		711,538

Tobacco — 6.4%
Altria Group, Inc.	9,870	283,170
Imperial Tobacco Group PLC ADR	2,800	201,768
Lorillard, Inc.	2,800	312,536
Philip Morris International, Inc.	7,000	533,680
Reynolds American, Inc.	8,200	343,252

		1,674,406

Tools — Hand Held — 2.6%
Stanley Black & Decker, Inc.	10,560	690,941

Total Long-Term Investment Securities
(cost $23,879,788)		25,022,044

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Time Deposits — 3.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $1,005,000)	$1,005,000	1,005,000

TOTAL INVESTMENTS
(cost $24,884,788)(1)	99.7%	26,027,044
Other assets less liabilities	0.3	91,281

NET ASSETS	100.0%	$26,118,325

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Super Regional	$1,860,778	$—	$—	$1,860,778
Medical-HMO	1,522,835	—	—	1,522,835
Oil Companies-Integrated	1,635,639	—	—	1,635,639
Tobacco	1,674,406	—	—	1,674,406
Other Industries*	18,328,386	—	—	18,328,386
Short-Term Investment Securities:
Time Deposits	—	1,005,000	—	1,005,000

Total	$25,022,044	$1,005,000	$—	$26,027,044

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	24.4%
United States Treasury Notes	21.5
Federal Home Loan Mtg. Corp.	11.8
Diversified Financial Services	10.6
Time Deposits	4.9
United States Treasury Bonds	4.8
Collective Investment Pool	4.3
Banks — Commercial	2.1
Diversified Banking Institutions	1.9
Banks — Super Regional	1.8
Government National Mtg. Assoc.	1.4
Oil Companies — Integrated	1.3
Electric — Integrated	1.0
Telephone — Integrated	1.0
Oil & Gas Drilling	0.9
Pipelines	0.8
Oil Companies — Exploration & Production	0.7
Insurance — Life/Health	0.7
Transport — Rail	0.6
Real Estate Investment Trusts	0.6
Aerospace/Defense	0.6
Diversified Manufacturing Operations	0.5
Insurance — Multi-line	0.5
Special Purpose Entities	0.5
Multimedia	0.5
Medical — Biomedical/Gene	0.4
Finance — Investment Banker/Broker	0.4
Chemicals — Specialty	0.4
Electronic Components — Semiconductors	0.4
Food — Retail	0.4
Cable/Satellite TV	0.4
Electronics — Military	0.3
Pharmacy Services	0.3
Paper & Related Products	0.3
Municipal Bonds	0.3
Auto — Cars/Light Trucks	0.3
Retail — Drug Store	0.3
Non — Hazardous Waste Disposal	0.3
Telecom Services	0.3
Finance — Credit Card	0.3
Banks — Money Center	0.2
Computer Services	0.2
Metal — Diversified	0.2
Computers	0.2
Retail — Discount	0.2
Banks — Fiduciary	0.2
Medical — Drugs	0.2
Medical — Generic Drugs	0.2
Metal — Iron	0.2
Diversified Minerals	0.2
Federal Home Loan Bank	0.2
Medical Products	0.2
Medical — HMO	0.2
Gold Mining	0.2
Regional Authority	0.2
Metal — Aluminum	0.2
Broadcast Services/Program	0.2
Aerospace/Defense — Equipment	0.2
Instruments — Scientific	0.1
Transport — Services	0.1
Food — Misc.	0.1
Gas — Distribution	0.1
Chemicals — Diversified	0.1
Insurance — Reinsurance	0.1
Medical Instruments	0.1
E-Commerce/Services	0.1
Electric — Distribution	0.1
Electronic Components — Misc.	0.1
Office Automation & Equipment	0.1

SupraNational Banks	0.1
Telecommunication Equipment	0.1
Finance — Leasing Companies	0.1
Insurance — Mutual	0.1
Auto/Truck Parts & Equipment — Original	0.1
Metal — Copper	0.1
Finance — Commercial	0.1

110.2%

Credit Quality+#

AAA	2.0%
AA	67.0
A	8.9
BBB	15.7
BB	2.7
Not Rated@	3.7

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the source.
+	Source: Standard and Poors
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 10.2%
Diversified Financial Services — 10.2%
AH Mtg. Advance Trust Series SART-1, Class B1 5.92% due 05/10/13*	$150,000	$152,063
AmeriCredit Automobile Receivables Trust Series 2011-2, Class B 2.33% due 03/08/16	240,000	241,568
Banc of America Merril Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	453,990
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.85% due 12/25/34	559,070	521,015
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.11% due 08/25/34	1,628,607	1,268,587
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.83% due 02/25/34	89,734	78,224
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	237,443
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	458,470	471,476
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/16	640,000	647,380
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	964,669
Harborview Mtg. Loan Trust VRS Series 2004-6, Class 4A 2.61% due 08/19/34(2)	1,760,724	1,486,902
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	376,376	385,080
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.96% due 08/12/49(1)	400,000	331,120
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(1)	400,000	371,965
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.47% due 03/12/44(1)	1,800,000	1,829,243
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.64% due 06/11/42(1)	2,500,000	1,885,955
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)	500,000	461,482
Morgan Stanley Reremic Trust VRS Series 2009-GG10, Class A4B 5.79% due 08/12/45(1)	3,500,000	3,306,481
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	388,136	392,404
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	716,095	730,202

Total Asset Backed Securities
(cost $17,234,857)		16,217,249

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 19.8%
Aerospace/Defense — 0.4%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	$169,000	$176,291
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36#	157,000	176,619
Raytheon Co. Senior Notes 1.40% due 12/15/14	150,000	150,363
Raytheon Co. Senior Notes 4.70% due 12/15/41	102,000	101,155

		604,428

Aerospace/Defense - Equipment — 0.2%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	237,000	243,843

Auto - Cars/Light Trucks — 0.3%
Daimler Finance North America LLC FRS Company Guar. Notes 0.97% due 03/28/14*	462,000	452,664

Auto/Truck Parts & Equipment - Original — 0.1%
Johnson Controls, Inc. Senior Notes 2.60% due 12/01/16	151,000	151,535

Banks - Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	335,000	339,188
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	168,000	149,236
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	49,609
Zions Bancorp. Senior Notes 7.75% due 09/23/14	256,000	271,683

		809,716

Banks - Fiduciary — 0.2%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/01/77	509,000	346,847

Banks - Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27#	103,000	74,869
Comerica Bank Sub. Notes 5.20% due 08/22/17	141,000	151,240

		226,109

Banks - Super Regional — 1.6%
Bank of America NA Sub. Notes 5.30% due 03/15/17	192,000	168,473
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40#	112,000	112,622

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Super Regional (continued)
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	$127,000	$124,238
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	171,000	189,441
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	170,000	180,151
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(3)	165,000	122,100
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	233,000	228,882
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17#	135,000	148,379
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	29,940
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 01/17/12(3)	245,000	207,025
Wachovia Corp. FRS Senior Notes 0.83% due 06/15/17#	280,000	254,376
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	330,000	309,919
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18#(3)	165,000	174,900
Wells Fargo Bank NA FRS Sub. Notes 0.67% due 05/16/16	290,000	256,458

		2,506,904

Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	249,000	246,637

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	104,000	107,551
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	248,000	283,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	155,000	186,766

		577,917

Chemicals - Diversified — 0.1%
Dow Chemical Co. Senior Notes 5.25% due 11/15/41#	167,000	162,763
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	51,000	50,493

		213,256

Security Description	Principal Amount	Value (Note 2)

Chemicals - Specialty — 0.4%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	$382,000	$463,243
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34#	157,000	206,562

		669,805

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	398,234

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16#	241,000	247,003
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	127,000	136,787

		383,790

Diversified Banking Institutions — 1.8%
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	155,000	102,215
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	184,000	162,272
Bank of America Corp. Sub. Notes 5.42% due 03/15/17#	148,000	133,072
Bank of America Corp. Sub. Notes 7.25% due 10/15/25#	44,000	39,498
Citigroup, Inc. Senior Notes 4.50% due 01/14/22#	278,000	257,417
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15#	150,000	148,465
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17#	402,000	402,792
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	36,000	37,465
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	349,000	348,602
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	174,000	154,816
JPMorgan Chase & Co. FRS Sub. Notes 1.55% due 09/01/15	122,000	119,555
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16#	195,000	193,443
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18#(3)	160,000	169,243
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.46% due 05/15/77#	73,000	51,160

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.55% due 04/27/17#	$262,000	$242,338
Morgan Stanley Senior Notes 5.63% due 09/23/19	145,000	126,655
Morgan Stanley Senior Notes 6.63% due 04/01/18	259,000	243,753

		2,932,761

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20#	270,000	267,365
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	374,000	404,672

		672,037

Diversified Manufacturing Operations — 0.5%
3M Co. Senior Notes 1.38% due 09/29/16#	288,000	286,944
General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	218,097
Harsco Corp. Senior Notes 2.70% due 10/15/15	201,000	206,548
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	135,000	142,054

		853,643

E - Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	170,000	187,519

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	160,000	184,161

Electric - Integrated — 1.0%
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	214,650
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	360,683
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	54,000	56,066
Exelon Corp. Senior Notes 5.63% due 06/15/35	135,000	143,838
Georgia Power Co. Senior Notes 3.00% due 04/15/16	112,000	118,316
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*#	302,000	295,126
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34#	125,000	150,218

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	$189,000	$187,201
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(5)	175,000	0

		1,526,098

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	166,000	166,415

Electronic Components - Semiconductors — 0.4%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	351,000	345,120
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	211,000	256,570

		601,690

Electronics - Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	523,000	499,113

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13#	121,000	123,874

Finance - Credit Card — 0.2%
American Express Credit Corp. Senior Notes 2.80% due 09/19/16	285,000	282,041
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	104,212

		386,253

Finance - Investment Banker/Broker — 0.4%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17#	165,000	173,126
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	151,000	131,370
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 0.00% due 05/31/12†(3)(6)(7)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(6)(7)	89,000	22,917
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	87,000	43
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	112,000	56
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16#	176,000	165,140
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38#	60,000	53,615

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	$148,000	$147,233

		693,508

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16#	69,000	69,930
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	83,000	84,959

		154,889

Food - Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	198,000	234,771

Food - Retail — 0.4%
Safeway, Inc. Senior Notes 3.40% due 12/01/16	247,000	246,867
Safeway, Inc. Senior Notes 4.75% due 12/01/21	350,000	349,121

		595,988

Gas - Distribution — 0.1%
Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	227,945

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(5)	630,000	0

Instruments - Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 5.00% due 11/15/21	244,000	243,479

Insurance - Life/Health — 0.7%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	144,697
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	189,587
Protective Life Corp. Senior Notes 8.45% due 10/15/39	432,000	488,384
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15#	207,000	217,403

		1,040,071

Insurance - Multi - line — 0.2%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21#	135,000	122,458
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	246,000	252,238

		374,696

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	$150,000	$154,598

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	185,000	202,097

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	308,857

Medical - Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.88% due 11/15/21#	242,000	238,554
Amgen, Inc. Senior Notes 5.15% due 11/15/41	319,000	307,577
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	150,000	159,825

		705,956

Medical - Drugs — 0.2%
Johnson & Johnson Notes 5.55% due 08/15/17	280,000	336,849

Medical - Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 1.70% due 11/10/14	85,000	85,198

Medical - HMO — 0.2%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21#	281,000	306,729

Metal - Aluminum — 0.2%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19#	135,000	135,144
Alcoa, Inc. Senior Notes 5.90% due 02/01/27#	130,000	123,837

		258,981

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	125,000	132,969

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20#	329,000	321,578

Multimedia — 0.5%
News America, Inc. Company Guar. Notes 6.55% due 03/15/33#	155,000	166,084
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	173,000	201,225
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	159,000	209,963

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Walt Disney Co. Senior Notes 4.13% due 12/01/41	$168,000	$164,402

		741,674

Non - Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	248,000	257,773
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	154,000	181,124

		438,897

Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.50% due 05/15/21#	162,000	161,134

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19#	232,000	283,836

Oil Companies - Exploration & Production — 0.4%
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41#	161,000	179,658
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28#	378,000	437,659

		617,317

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/41#	250,000	265,616

Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	256,000	281,360
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	169,000	188,835

		470,195

Pharmacy Services — 0.3%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	294,000	297,023
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	185,000	192,361

		489,384

Pipelines — 0.6%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/21	173,000	172,056
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	340,000	361,653
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	230,000	260,118

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	$216,000	$215,664

		1,009,491

Real Estate Investment Trusts — 0.6%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16#	150,000	147,605
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	150,000	144,971
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17#	245,000	251,112
HCP, Inc. Senior Notes 3.75% due 02/01/16	160,000	160,275
HCP, Inc. Senior Notes 5.38% due 02/01/21	171,000	176,541
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	76,000	74,438

		954,942

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	222,000	235,604
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	106,000	118,646

		354,250

Retail - Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27#	243,000	284,347
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	166,723	166,017

		450,364

Special Purpose Entities — 0.2%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	187,000	181,752
FUEL Trust Sec. Notes 4.21% due 04/15/16*	161,000	158,430

		340,182

Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	130,000	149,247
Qwest Corp. Senior Notes 7.50% due 10/01/14#	250,000	273,750

		422,997

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20	$151,000	$155,307

Telephone - Integrated — 0.7%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	215,000	217,683
AT&T, Inc. Senior Notes 6.45% due 06/15/34	107,000	122,423
BellSouth Corp. Senior Notes 6.55% due 06/15/34	94,000	108,773
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28#	155,000	137,529
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21#	315,000	303,725
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	226,000	212,552

		1,102,685

Transport - Rail — 0.4%
Canadian Pacific Railway Ltd. Bonds 5.75% due 01/15/42	267,000	262,835
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	124,145
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11#	197,000	219,097

		606,077

Transport - Services — 0.1%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	105,000	107,591
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	125,000	129,708

		237,299

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	9,930	10,683

Total U.S. CORPORATE BONDS & NOTES
(cost $31,576,640)		31,456,738

FOREIGN CORPORATE BONDS & NOTES — 6.2%
Aerospace/Defense — 0.2%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	249,000	249,569

Banks - Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	317,000	311,533
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 06/15/16*#(3)	231,000	162,855

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	$222,000	$197,291
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	137,000	89,050
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	84,000	85,670
Credit Suisse New York Sub. Notes 6.00% due 02/15/18#	97,000	93,973
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15#	199,000	174,979
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(3)	196,000	77,193
HBOS PLC Sub. Notes 6.75% due 05/21/18*	191,000	152,513
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	120,000	123,000
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	192,000	190,055
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	277,000	270,294
Toronto - Dominion Bank Senior Notes 2.38% due 10/19/16#	150,000	151,454
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(3)	580,000	350,900

		2,430,760

Banks - Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*#	84,000	81,838
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	124,000	123,006

		204,844

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14#	153,000	139,408

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14#	138,000	137,988
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	182,649

		320,637

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	135,000	131,928

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	$160,000	$163,731

		295,659

Insurance - Multi - line — 0.3%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(3)	154,000	63,148
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	249,000	254,221
XL Group PLC Senior Notes 6.38% due 11/15/24	101,000	104,371

		421,740

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	187,000	204,230

Medical - Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	242,000	237,836

Metal - Diversified — 0.2%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*#	248,000	245,077
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	149,000	143,157

		388,234

Oil & Gas Drilling — 0.7%
Ensco PLC Senior Notes 4.70% due 03/15/21#	111,000	112,661
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	211,000	210,802
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18#	140,000	139,840
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	528,000	527,715
Transocean, Inc. Company Guar. Notes 7.35% due 12/15/41	78,000	77,997

		1,069,015

Oil Companies - Exploration & Production — 0.3%
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	56,488
Nexen, Inc. Senior Notes 6.40% due 05/15/37#	246,000	251,228
Nexen, Inc. Senior Notes 7.50% due 07/30/39	192,000	218,867

		526,583

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated — 1.1%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16	$364,000	$370,138
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	530,000	528,381
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15#	271,000	279,693
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21#	230,000	232,314
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	219,000	296,862

		1,707,388

Pipelines — 0.2%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	259,000	258,706

Special Purpose Entity — 0.3%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(3)	453,000	448,470

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 5.82% due 06/16/28	125,000	160,397

Telephone - Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15#	179,000	161,926
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	139,000	126,044
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	122,000	123,750

		411,720

Transport - Rail — 0.2%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	207,000	203,518
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	167,000	164,789

		368,307

Total Foreign Corporate Bonds & Notes
(cost $10,025,391)		9,843,503

FOREIGN GOVERNMENT AGENCIES — 0.2%
Regional Authority — 0.2%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15 (cost $286,194)	272,000	288,968

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/12	241,000	241,757

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	$216,000	$217,851

Total Municipal Bonds & Notes
(cost $454,576)		459,608

U.S. GOVERNMENT AGENCIES — 37.8%
Federal Home Loan Bank — 0.2%
5.50% due 07/15/36	250,000	315,408

Federal Home Loan Mtg. Corp. — 11.8%
1.00% due 07/30/14#	1,000,000	1,007,384
4.50% due 01/01/39	210,646	221,978
4.50% due 06/01/40	2,127,860	2,270,256
4.50% due 08/01/40	931,649	982,349
4.50% due 06/01/41	2,842,980	2,995,250
5.00% due 10/01/33	10,176	10,902
5.00% due 07/01/35	159,787	171,083
5.00% due 05/01/36	995,024	1,065,675
5.00% due 11/01/36	98,448	105,438
5.00% due 03/01/38	363,164	388,609
5.00% due 06/01/39	1,374,243	1,485,563
5.00% due 07/01/40	1,707,437	1,827,339
5.50% due 11/01/18	186,071	201,810
5.50% due 02/01/35	560,331	607,109
5.50% due 07/01/36	810,114	876,478
5.50% due 07/01/37	144,745	156,421
5.50% due 09/01/37	37,683	40,723
5.50% due 10/01/37	41,161	44,481
5.50% due 01/01/38	474,940	513,847
5.50% due 07/01/38	159,479	172,345
6.00% due 10/01/33	377,955	418,720
6.00% due 07/01/36	327,257	358,975
6.00% due 11/01/37	221,148	242,029
6.00% due 01/01/38	563,907	617,151
6.50% due 02/01/35	22,845	25,726
6.50% due 01/01/36	44,878	50,771
6.50% due 03/01/36	153,859	172,301
6.75% due 09/15/29#	500,000	723,890
6.75% due 03/15/31#	250,000	367,618
7.00% due 11/01/16	18,740	20,214
7.00% due 07/01/32	18,703	21,473
7.50% due 04/01/31	62,402	72,490
8.00% due 01/01/29	7,134	8,480
8.00% due 12/01/29	5,283	6,253
8.00% due 12/01/30	32,469	38,519
8.00% due 01/01/31	226	268
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	462,115	514,909

		18,804,827

Federal National Mtg. Assoc. — 24.4%
zero coupon due 05/25/40 STRIPS	793,246	716,511
4.00% due 07/01/40	298,988	312,396
4.00% due 08/01/40	94,856	98,947
4.00% due 09/01/40	2,121,927	2,213,436
4.00% due 10/01/41	2,991,623	3,122,974
4.00% due 11/01/41	3,000,000	3,131,719
4.00% due December TBA	1,000,000	1,039,844
4.38% due 07/17/13	2,000,000	2,128,994
4.50% due 11/01/22	874,463	934,758
4.50% due 01/01/39	343,884	363,987
4.50% due 05/01/40	3,721,764	3,969,577
4.50% due 08/01/40	1,655,028	1,751,780
4.50% due 09/01/40	1,587,889	1,680,717

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.50% due 11/01/40	$847,109	$896,631
4.50% due 12/01/40	1,614,849	1,709,253
4.50% due 05/01/41	2,813,723	2,978,213
5.00% due 03/15/16	1,140,000	1,321,502
5.00% due 05/11/17	500,000	591,505
5.00% due 10/01/33	27,618	29,724
5.00% due 03/01/34	297,947	320,672
5.00% due 01/01/37	177,673	191,142
5.00% due 05/01/39	2,295,480	2,494,951
5.00% due 05/01/40	403,605	434,389
5.00% due 07/01/40	1,104,114	1,188,327
5.50% due 11/01/22	127,524	138,104
5.50% due 04/01/33	399,706	436,304
5.50% due 12/01/33	325,844	355,679
5.50% due 05/01/34	210,571	229,851
5.50% due 03/01/35	353,966	386,265
5.50% due 12/01/35	424,324	462,514
6.00% due 03/01/16	731	792
6.00% due 12/01/16	22,346	24,212
6.00% due 11/01/17	62,119	67,383
6.00% due 12/01/20	177,615	192,445
6.00% due 12/01/33	257,763	285,962
6.00% due 10/01/36	49,453	54,353
6.00% due 05/01/38	888,431	974,795
6.50% due 03/01/17	37,732	41,465
6.50% due 08/01/31	23,041	26,069
6.50% due 07/01/32	164,333	185,520
6.50% due 07/01/36	126,677	141,426
6.50% due 10/01/37	331,407	368,750
7.00% due 09/01/31	122,083	139,348
7.50% due 08/01/15	297	327
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	481,314	526,189

		38,659,702

Government National Mtg. Assoc. — 1.4%
5.00% due 04/15/40	1,747,202	1,935,338
6.00% due 03/15/29	9,185	10,422
6.00% due 04/15/29	15,034	17,059
6.50% due 07/15/32	61,252	70,939
6.50% due 09/15/32	100,328	116,195

		2,149,953

Total U.S. Government Agencies
(cost $58,123,760)		59,929,890

U.S. GOVERNMENT TREASURIES — 26.3%
United States Treasury Bonds — 4.8%
3.50% due 02/15/39	238,000	259,234
3.75% due 08/15/41#	414,000	471,054
3.88% due 08/15/40	54,000	62,657
4.25% due 05/15/39	267,000	329,244
4.38% due 02/15/38	483,000	606,316
4.38% due 11/15/39#	934,000	1,175,381
4.38% due 05/15/41#	1,122,000	1,415,824
4.50% due 05/15/38	120,000	153,637
4.50% due 08/15/39#	972,000	1,245,982
4.75% due 02/15/37	587,000	774,932
4.75% due 02/15/41#	162,000	216,371
5.00% due 05/15/37	159,000	217,706
5.25% due 11/15/28#	404,000	544,201
8.13% due 08/15/19#	92,000	135,872

		7,608,411

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 21.5%
0.25% due 09/15/14	$150,000	$149,531
0.63% due 07/15/14	180,000	181,294
0.75% due 06/15/14	3,210,000	3,243,102
1.00% due 10/31/16	3,119,000	3,129,723
1.38% due 11/30/15	53,000	54,486
1.50% due 12/31/13	475,000	487,172
1.50% due 06/30/16	128,000	131,800
1.75% due 07/31/15	95,000	99,038
2.00% due 11/30/13#	2,477,000	2,561,954
2.00% due 11/15/21	1,000,000	993,750
2.13% due 05/31/15	820,000	865,164
2.13% due 12/31/15#	150,000	158,813
2.38% due 08/31/14	4,960,000	5,230,087
2.38% due 09/30/14	16,000	16,895
2.38% due 05/31/18	2,034,000	2,157,787
2.63% due 11/15/20#	733,000	775,949
2.75% due 05/31/17	681,000	740,907
2.75% due 02/15/19	510,000	551,756
3.00% due 02/28/17#	556,000	611,773
3.13% due 05/15/19#	11,000	12,183
3.13% due 05/15/21#	825,000	905,502
3.38% due 07/31/13	393,000	413,525
3.50% due 05/15/20	310,000	351,559
3.63% due 08/15/19	52,000	59,438
3.63% due 02/15/20	1,186,000	1,357,136
3.75% due 11/15/18	355,000	408,417
3.88% due 05/15/18	5,459,000	6,311,543
4.00% due 08/15/18	1,403,000	1,635,811
4.25% due 08/15/15	538,000	610,462

		34,206,557

Total U.S. Government Treasuries
(cost $39,099,332)		41,814,968

COMMON STOCK — 0.0%
Banks - Commercial — 0.0%
Lloyds Banking Group PLC†(8)	49,459	19,455

Independent Power Producers — 0.0%
GenOn Energy, Inc.†#	615	1,673

Total Common Stock
(cost $30,299)		21,128

PREFERRED STOCK — 0.2%
Banks - Super Regional — 0.2%
US Bancorp FRS 3.50% (cost $304,527)	437	320,754

Total Long - Term Investment Securities
(cost $157,135,576)		160,352,806

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 9.2%
Collective Investment Pool — 4.3%
Navigator Securities Lending Prime Portfolio(9)(10)	6,875,683	$6,875,683

Time Deposits — 4.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$7,685,000	7,685,000

Total Short - Term Investment Securities
(cost $14,560,683)		14,560,683

TOTAL INVESTMENTS
(cost $171,696,259)(11)	110.2%	174,913,489
Other assets less liabilities	(10.2)	(16,257,504)

NET ASSETS—	100.0%	$158,655,985

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $7,852,933 representing 4.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non - income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Bond in default
(8)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $19,455 representing 0.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(9)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(10)	November 30, 2011, the Fund had loaned securities with a total value of $7,367,380. This was secured by collateral of $6,875,683, which was received in cash and subsequently invested in short-term investments currently valued at $6,875,683 as reported in the portfolio of investments. The remaining collateral of $669,633 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	2.46% to 46.80%	01/01/35 to 12/01/40
Federal National Mtg. Assoc.	2.18% to 38.06%	01/01/17 to 12/01/41
Government National Mtg. Assoc.	8.93%	02/16/41
U.S. Treasury Notes/Bonds	2.00% to 4.50%	11/30/13 to 08/15/39

(11)	See Note 5 for cost of investments on a tax basis.

TBA—Securities purchased as a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$16,217,249		$—	$16,217,249
U.S. Corporate Bonds & Notes	—	31,456,738		0	31,456,738
Foreign Corporate Bonds & Notes	—	9,843,503		—	9,843,503
Foreign Government Agencies	—	288,968		—	288,968
Municipal Bonds & Notes	—	459,608		—	459,608
U.S. Government Agencies	—	59,929,890		—	59,929,890
U.S. Government Treasuries	—	41,814,968		—	41,814,968
Common Stock	1,673	19,455	#	—	21,128
Preferred Stock	320,754	—		—	320,754
Short-Term Investment Securities:
Collective Investment Pool	—	6,875,683		—	6,875,683
Time Deposits	—	7,685,000		—	7,685,000

Total	$322,427	$174,591,062		$0	$174,913,489

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $19,455 representing 0.0% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$150,000	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	2,063	—
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(152,063)	—

Balance as of 11/30/2011	$—	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.8%
Medical — Drugs	6.7
Oil Companies — Integrated	6.5
Medical — HMO	4.4
Electronic Components — Semiconductors	3.8
Aerospace/Defense	3.1
Medical — Biomedical/Gene	3.0
Applications Software	2.9
Banks — Super Regional	2.3
Tobacco	2.1
Oil Refining & Marketing	2.1
Computers	2.1
Medical — Wholesale Drug Distribution	2.0
Semiconductor Equipment	1.9
Diversified Banking Institutions	1.9
Food — Retail	1.9
Engineering/R&D Services	1.9
Medical Products	1.9
Insurance — Life/Health	1.7
Electronic Security Devices	1.6
Diversified Manufacturing Operations	1.4
Computers — Memory Devices	1.4
Multimedia	1.4
Electric — Integrated	1.3
Commercial Services — Finance	1.3
Chemicals — Diversified	1.3
Cable/Satellite TV	1.3
Semiconductor Components — Integrated Circuits	1.3
Oil & Gas Drilling	1.2
Insurance — Multi-line	1.2
Telephone — Integrated	1.2
Schools	1.2
Food — Misc.	1.0
Beverages — Non-alcoholic	0.9
Telecom Equipment — Fiber Optics	0.9
E-Commerce/Services	0.9
Retail — Drug Store	0.9
Computer Services	0.9
Medical Instruments	0.8
Apparel Manufacturers	0.8
Retail — Regional Department Stores	0.8
Insurance — Property/Casualty	0.8
Retail — Auto Parts	0.8
Television	0.8
Wireless Equipment	0.8
Retail — Bedding	0.7
Internet Security	0.7
Paper & Related Products	0.7
Retail — Apparel/Shoe	0.7
Finance — Credit Card	0.7
Finance — Other Services	0.7
Motorcycle/Motor Scooter	0.7
Entertainment Software	0.7
Enterprise Software/Service	0.7
Gambling (Non-Hotel)	0.7
Time Deposits	0.7
Distribution/Wholesale	0.7
Agricultural Chemicals	0.6
Electronic Measurement Instruments	0.6
Medical — Hospitals	0.6
Retail — Computer Equipment	0.6
Oil — Field Services	0.6
Publishing — Newspapers	0.6
Agricultural Operations	0.6
Oil Companies — Exploration & Production	0.5
Building — Heavy Construction	0.5
Instruments — Controls	0.5
Networking Products	0.5
Airlines	0.4

Coal	0.4
Consumer Products — Misc.	0.4
Auto/Truck Parts & Equipment — Original	0.4
Steel — Producers	0.4
Private Corrections	0.4
Funeral Services & Related Items	0.3
Metal — Aluminum	0.3
Electronic Design Automation	0.3
Cosmetics & Toiletries	0.3
Independent Power Producers	0.3
Telecom Services	0.2
Food — Meat Products	0.2
Metal — Copper	0.2
Auto — Cars/Light Trucks	0.2
Internet Infrastructure Software	0.1
Vitamins & Nutrition Products	0.1

108.7%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Aerospace/Defense — 3.1%
General Dynamics Corp.	25,000	$1,651,500
Lockheed Martin Corp.#	21,000	1,641,150
Northrop Grumman Corp.#	28,000	1,597,960
Raytheon Co.#	37,000	1,686,090

		6,576,700

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	10,000	1,398,000

Agricultural Operations — 0.6%
Archer - Daniels - Midland Co.	40,500	1,219,860

Airlines — 0.4%
Delta Air Lines, Inc.†	116,300	944,356

Apparel Manufacturers — 0.8%
Coach, Inc.	27,000	1,689,930

Applications Software — 2.9%
Microsoft Corp.	245,550	6,281,169

Auto - Cars/Light Trucks — 0.2%
General Motors Co.†	16,750	356,608

Auto/Truck Parts & Equipment - Original — 0.4%
TRW Automotive Holdings Corp.†	27,000	881,820

Banks - Super Regional — 2.3%
Capital One Financial Corp.	36,000	1,607,760
US Bancorp	41,070	1,064,534
Wells Fargo & Co.	84,290	2,179,740

		4,852,034

Beverages - Non-alcoholic — 0.9%
Coca - Cola Co.	3,000	201,690
Dr Pepper Snapple Group, Inc.	39,000	1,424,670
PepsiCo, Inc.#	6,000	384,000

		2,010,360

Building - Heavy Construction — 0.5%
Chicago Bridge & Iron Co.	27,000	1,116,450

Cable/Satellite TV — 1.3%
Comcast Corp., Special Class A	34,660	774,998
DISH Network Corp., Class A	12,000	294,840
Time Warner Cable, Inc.	27,000	1,632,960

		2,702,798

Chemicals - Diversified — 1.3%
E.I. du Pont de Nemours & Co.	28,050	1,338,546
LyondellBasell Industries NV, Class A#	44,000	1,437,480

		2,776,026

Coal — 0.4%
Peabody Energy Corp.	23,370	916,805

Commercial Services - Finance — 1.3%
Western Union Co.	163,450	2,850,568

Computer Services — 0.9%
International Business Machines Corp.	9,850	1,851,800

Computers — 2.1%
Apple, Inc.†	7,000	2,675,400
Dell, Inc.†	113,000	1,780,880

		4,456,280

Computers - Memory Devices — 1.4%
Seagate Technology PLC#	79,000	1,350,900
Western Digital Corp.†	54,000	1,569,780

		2,920,680

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.4%
Kimberly - Clark Corp.#	12,800	$914,816

Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	9,000	581,130

Distribution/Wholesale — 0.7%
Ingram Micro, Inc., Class A†	79,000	1,422,790

Diversified Banking Institutions — 1.9%
Citigroup, Inc.	66,014	1,814,065
JPMorgan Chase & Co.	73,880	2,288,063

		4,102,128

Diversified Manufacturing Operations — 1.4%
General Electric Co.	144,390	2,297,245
Textron, Inc.#	39,700	771,371

		3,068,616

E - Commerce/Services — 0.9%
Expedia, Inc.#	57,000	1,585,455
IAC/InterActive Corp.#	8,000	335,040

		1,920,495

Electric - Integrated — 1.3%
Dominion Resources, Inc.	27,470	1,418,001
Southern Co.#	32,870	1,443,322

		2,861,323

Electronic Components - Semiconductors — 3.8%
Altera Corp.#	41,000	1,544,470
Avago Technologies, Ltd.	42,000	1,256,640
LSI Corp.†	214,990	1,208,244
Micron Technology, Inc.†#	154,400	924,856
NVIDIA Corp.†#	100,000	1,563,000
Xilinx, Inc.	47,000	1,537,370

		8,034,580

Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†#	58,000	634,520

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	36,000	1,350,000

Electronic Security Devices — 1.6%
Tyco International, Ltd.	70,360	3,374,466

Engineering/R&D Services — 1.9%
Fluor Corp.	27,000	1,480,140
Jacobs Engineering Group, Inc.†#	29,200	1,212,968
KBR, Inc.	45,000	1,300,500

		3,993,608

Enterprise Software/Service — 0.7%
CA, Inc.	68,000	1,441,600

Entertainment Software — 0.7%
Activision Blizzard, Inc.	117,000	1,453,140

Finance - Credit Card — 0.7%
Discover Financial Services	63,000	1,500,660

Finance - Other Services — 0.7%
IntercontinentalExchange, Inc.†	8,000	973,760
NASDAQ OMX Group, Inc.†	20,000	525,000

		1,498,760

Food - Meat Products — 0.2%
Smithfield Foods, Inc.†#	16,000	391,840

Food - Misc. — 1.0%
General Mills, Inc.	7,060	282,047

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc. (continued)
Unilever NV	51,990	$1,773,379

		2,055,426

Food - Retail — 1.9%
Kroger Co.	111,810	2,591,756
Safeway, Inc.#	74,000	1,480,000

		4,071,756

Funeral Services & Related Items — 0.3%
Service Corp. International#	74,000	758,500

Gambling (Non-Hotel) — 0.7%
International Game Technology	84,000	1,433,040

Independent Power Producers — 0.3%
NRG Energy, Inc.†#	28,000	551,040

Instruments - Controls — 0.5%
Honeywell International, Inc.	19,120	1,035,348

Insurance - Life/Health — 1.7%
Aflac, Inc.	20,900	907,896
Lincoln National Corp.#	17,500	353,150
Prudential Financial, Inc.	17,210	871,514
Unum Group	62,000	1,395,620

		3,528,180

Insurance - Multi - line — 1.2%
ACE, Ltd.	15,640	1,087,449
Hartford Financial Services Group, Inc.#	32,200	571,872
MetLife, Inc.	27,090	852,793

		2,512,114

Insurance - Property/Casualty — 0.8%
Travelers Cos., Inc.	29,270	1,646,437

Internet Infrastructure Software — 0.1%
TIBCO Software, Inc.†	9,000	246,600

Internet Security — 0.7%
Symantec Corp.†	94,000	1,536,900

Medical Instruments — 0.8%
Medtronic, Inc.	48,234	1,757,165

Medical Products — 1.9%
Baxter International, Inc.	46,250	2,389,275

Medical - Biomedical/Gene — 3.0%
Amgen, Inc.	54,000	3,127,140
Biogen Idec, Inc.†	16,000	1,839,200
Gilead Sciences, Inc.†	35,000	1,394,750

		6,361,090

Medical - Drugs — 6.7%
Bristol - Myers Squibb Co.	61,000	1,995,920
Eli Lilly & Co.	77,080	2,917,478
Forest Laboratories, Inc.†	47,000	1,408,120
Johnson & Johnson	24,700	1,598,584
Merck & Co., Inc.	68,334	2,442,940
Pfizer, Inc.	279,812	5,615,827

		15,978,869

Medical - HMO — 4.4%
Aetna, Inc.	61,300	2,563,566
Cigna Corp.	34,000	1,503,820
Health Net, Inc.†	51,000	1,588,140
UnitedHealth Group, Inc.	40,000	1,950,800
WellPoint, Inc.	25,000	1,763,750

		9,370,076

Security Description	Shares	Value (Note 2)

Medical - Hospitals — 0.6%
Health Management Associates, Inc., Class A†#	162,000	$1,331,640

Medical - Wholesale Drug Distribution — 2.0%
AmerisourceBergen Corp.#	41,000	1,523,150
Cardinal Health, Inc.	26,000	1,103,960
McKesson Corp.	20,000	1,626,200

		4,253,310

Metal - Aluminum — 0.3%
Alcoa, Inc.#	75,050	752,001

Metal - Copper — 0.2%
Freeport - McMoRan Copper & Gold, Inc.#	9,300	368,280

Motorcycle/Motor Scooter — 0.7%
Harley - Davidson, Inc.	40,000	1,470,800

Multimedia — 1.4%
Time Warner, Inc.#	30,216	1,052,121
Viacom, Inc., Class B	26,810	1,200,016
Walt Disney Co.	17,870	640,639

		2,892,776

Networking Products — 0.5%
Cisco Systems, Inc.	53,900	1,004,696

Oil & Gas Drilling — 1.2%
Ensco PLC ADR	22,000	1,143,340
Nabors Industries, Ltd.†	2,000	35,880
Noble Corp.†	38,690	1,335,966

		2,515,186

Oil Companies - Exploration & Production — 0.5%
Devon Energy Corp.	17,500	1,145,550

Oil Companies - Integrated — 6.5%
Chevron Corp.	14,680	1,509,398
ConocoPhillips	36,000	2,567,520
Exxon Mobil Corp.	66,500	5,349,260
Hess Corp.	2,950	177,649
Marathon Oil Corp.	101,100	2,826,756
Murphy Oil Corp.	24,000	1,342,080

		13,772,663

Oil Refining & Marketing — 2.1%
HollyFrontier Corp.	63,000	1,464,750
Tesoro Corp.†#	61,000	1,457,290
Valero Energy Corp.	71,000	1,581,170

		4,503,210

Oil - Field Services — 0.6%
Halliburton Co.	20,060	738,208
SEACOR Holdings, Inc.#†	6,000	520,620

		1,258,828

Paper & Related Products — 0.7%
International Paper Co.	54,000	1,533,600

Private Corrections — 0.4%
Corrections Corp. of America†	37,000	777,000

Publishing - Newspapers — 0.6%
Gannett Co., Inc.#	114,000	1,238,040

Retail - Apparel/Shoe — 0.7%
Limited Brands, Inc.#	36,000	1,523,880

Retail - Auto Parts — 0.8%
AutoZone, Inc.†	5,000	1,641,900

Retail - Bedding — 0.7%
Bed Bath & Beyond, Inc.†	26,000	1,573,260

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Computer Equipment — 0.6%
GameStop Corp., Class A†	57,000	$1,317,840

Retail - Drug Store — 0.9%
CVS Caremark Corp.	5,400	209,736
Walgreen Co.	50,000	1,686,000

		1,895,736

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	51,000	1,648,830

Schools — 1.2%
Apollo Group, Inc., Class A†	31,000	1,502,880
ITT Educational Services, Inc.†#	18,000	989,280

		2,492,160

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	2,000	69,720
Marvell Technology Group, Ltd.†	100,000	1,412,000
Maxim Integrated Products, Inc.	47,000	1,205,550

		2,687,270

Semiconductor Equipment — 1.9%
Applied Materials, Inc.	129,000	1,390,620
KLA - Tencor Corp.#	32,000	1,475,200
Teradyne, Inc.†#	96,000	1,292,160

		4,157,980

Steel - Producers — 0.4%
Nucor Corp.	20,400	804,372

Telecom Equipment - Fiber Optics — 0.9%
Corning, Inc.	147,950	1,963,296

Telecom Services — 0.2%
Amdocs, Ltd.†	16,000	451,840

Telephone - Integrated — 1.2%
AT&T, Inc.	47,530	1,377,419
Telephone and Data Systems, Inc.#	8,000	215,920
Verizon Communications, Inc.	23,920	902,502

		2,495,841

Television — 0.8%
CBS Corp., Class B	63,000	1,640,520

Tobacco — 2.1%
Lorillard, Inc.	14,000	1,562,680
Philip Morris International, Inc.	39,000	2,973,360

		4,536,040

Security Description	Shares/ Principal Amount	Value (Note 2)

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,000	$165,900

Wireless Equipment — 0.8%
Motorola Solutions, Inc.	35,000	1,633,450

Total Long-Term Investment Securities
(cost $202,398,571)		211,026,227

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Collective Investment Pool — 8.8%
Navigator Securities Lending Prime Portfolio(1)(3)	18,796,990	18,796,990

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 12/01/11	$1,432,000	1,432,000

Total Short-Term Investment Securities
(cost $20,228,990)		20,228,990

TOTAL INVESTMENTS
(cost $222,627,561)(2)	108.7%	$231,255,217
Liabilities in excess of other assets	(8.7)	(18,440,105)

NET ASSETS	100.0%	$212,815,112

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The Security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of Investments on a tax basis.
(3)	At November 30, 2011, the Fund had loaned securities with a total value of $20,937,662. This was secured by collateral of $18,796,990, which was received in cash and subsequently invested in short-term investments currently valued at $18,796,990 as reported in the portfolio of investments. The remaining collateral of $1,823,523 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities reference above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/14
Federal Home Loan Mortgage Corp	0.26% to 5.00%	01/10/13-06/15/2040
Federal National Mortgage Association	4.00%	08/15/37-08/25/2041
United States Treasury Bills	zero coupon	12/22/11
United States Treasury Notes/Bonds	0.75% to 1.875%	04/30/12-07/15/19

ADR—American Depository Receipt

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$15,978,869	$—	$—	15,978,869
Oil Companies - Integrated	13,772,663	—	—	13,772,663
Other Industries*	181,274,695	—	—	181,274,695
Short-Term Investment Securities:
Collective Investment Pool	—	18,796,990	—	18,796,990
Time Deposits	—	1,432,000	—	1,432,000

Total	$211,026,227	$20,228,990	$—	$231,255,217

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Medical — Drugs	7.9%
Tobacco	7.0
Aerospace/Defense	6.6
Oil Companies — Integrated	5.8
Telephone — Integrated	5.5
Time Deposits	4.9
Electric — Integrated	3.6
Food — Misc.	3.6
Cosmetics & Toiletries	3.0
Chemicals — Diversified	2.8
Diversified Manufacturing Operations	2.6
Semiconductor Equipment	2.1
Banks — Super Regional	2.1
Medical Products	2.0
Banks — Commercial	1.9
Beverages — Non-alcoholic	1.9
Electronic Components — Semiconductors	1.8
Applications Software	1.6
Insurance — Property/Casualty	1.5
Diversified Banking Institutions	1.4
Diversified Minerals	1.4
Auto/Truck Parts & Equipment — Original	1.4
Commercial Services — Finance	1.4
Metal — Copper	1.3
Computer Services	1.3
Machinery — Construction & Mining	1.3
Pipelines	1.2
Oil Companies — Exploration & Production	1.2
Transport — Rail	1.2
Machinery — Farming	1.2
Medical — Outpatient/Home Medical	1.2
Retail — Restaurants	1.1
Telecommunication Equipment	1.1
Aerospace/Defense — Equipment	1.0
Apparel Manufacturers	0.8
Retail — Apparel/Shoe	0.8
Beverages — Wine/Spirits	0.7
Finance — Credit Card	0.7
Repurchase Agreements	0.7
Cable/Satellite TV	0.6
Retail — Building Products	0.6
Vitamins & Nutrition Products	0.6
Instruments — Controls	0.5
Transport — Services	0.5
Consumer Products — Misc.	0.5
Industrial Gases	0.5
Retail — Discount	0.5
Insurance — Multi-line	0.4
Metal — Diversified	0.4
Paper & Related Products	0.4
Insurance — Life/Health	0.4
Water	0.4
Oil — Field Services	0.4
Gold Mining	0.4
Cellular Telecom	0.3
Toys	0.3
Containers — Paper/Plastic	0.3
Telecom Services	0.2
Gas — Distribution	0.2
Industrial Automated/Robotic	0.2
Coal	0.1
Real Estate Investment Trusts	0.1
Electric — Transmission	0.1
Banks — Fiduciary	0.1
Non-Ferrous Metals	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Aerospace/Defense — 6.6%
General Dynamics Corp.	72,377	$4,781,225
Lockheed Martin Corp.	39,768	3,107,869
Northrop Grumman Corp.	78,738	4,493,578
Raytheon Co.	114,146	5,201,633
Rockwell Collins, Inc.	4,500	247,050

		17,831,355

Aerospace/Defense - Equipment — 1.0%
United Technologies Corp.	33,900	2,596,740

Apparel Manufacturers — 0.8%
VF Corp.	16,100	2,232,909

Applications Software — 1.6%
Microsoft Corp.	163,028	4,170,256

Auto/Truck Parts & Equipment - Original — 1.4%
Autoliv, Inc.	55,387	2,951,019
Johnson Controls, Inc.	23,200	730,336

		3,681,355

Banks - Commercial — 1.9%
Bank of Nova Scotia	34,000	1,718,418
M&T Bank Corp.	2,200	160,556
National Bank of Canada	28,200	1,834,196
Toronto - Dominion Bank	21,000	1,513,309

		5,226,479

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp.	10,700	208,222

Banks - Super Regional — 2.1%
US Bancorp	86,200	2,234,304
Wells Fargo & Co.	131,500	3,400,590

		5,634,894

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	32,200	2,164,806
Dr Pepper Snapple Group, Inc.	83,214	3,039,807

		5,204,613

Beverages - Wine/Spirits — 0.7%
Diageo PLC(3)	82,935	1,772,968

Cable/Satellite TV — 0.6%
Comcast Corp., Special Class A	77,100	1,723,956

Cellular Telecom — 0.3%
Rogers Communications, Inc., Class B	5,000	185,401
Vodafone Group PLC ADR	27,100	735,765

		921,166

Chemicals - Diversified — 2.8%
Air Products & Chemicals, Inc.	4,000	335,000
Dow Chemical Co.	33,200	919,972
E.I. du Pont de Nemours & Co.	119,028	5,680,016
Olin Corp.	31,100	590,900

		7,525,888

Coal — 0.1%
Consol Energy, Inc.	4,800	199,872
Peabody Energy Corp.	4,100	160,843

		360,715

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	9,600	490,464
H&R Block, Inc.	201,961	3,176,847

		3,667,311

Security Description	Shares	Value (Note 2)

Computer Services — 1.3%
International Business Machines Corp.	19,100	$3,590,800

Consumer Products - Misc. — 0.5%
Kimberly - Clark Corp.	18,200	1,300,754

Containers - Paper/Plastic — 0.3%
Packaging Corp. of America	9,800	254,898
Temple - Inland, Inc.	16,700	531,561

		786,459

Cosmetics & Toiletries — 3.0%
Avon Products, Inc.	166,251	2,826,267
Procter & Gamble Co.	82,242	5,310,366

		8,136,633

Diversified Banking Institutions — 1.4%
Bank of America Corp.	108,900	592,416
JPMorgan Chase & Co.	106,300	3,292,111

		3,884,527

Diversified Manufacturing Operations — 2.6%
3M Co.	17,500	1,418,200
General Electric Co.	342,885	5,455,300

		6,873,500

Diversified Minerals — 1.4%
BHP Billiton, Ltd.(3)	100,118	3,738,516

Electric - Integrated — 3.6%
American Electric Power Co., Inc.	19,900	789,632
Consolidated Edison, Inc.	4,900	291,158
Dominion Resources, Inc.	34,600	1,786,052
Duke Energy Corp.	29,300	610,905
FirstEnergy Corp.	4,900	217,903
NextEra Energy, Inc.	23,900	1,325,016
Northeast Utilities	12,400	429,164
PPL Corp.	21,900	657,438
Public Service Enterprise Group, Inc.	40,000	1,317,600
Southern Co.	40,200	1,765,182
Wisconsin Energy Corp.	16,300	540,834

		9,730,884

Electric - Transmission — 0.1%
ITC Holdings Corp.	3,500	258,720

Electronic Components - Semiconductors — 1.8%
Intel Corp.	196,880	4,904,281

Finance - Credit Card — 0.7%
American Express Co.	36,700	1,763,068

Food - Misc. — 3.6%
General Mills, Inc.	37,700	1,506,115
H.J. Heinz Co.	20,400	1,074,060
Kraft Foods, Inc., Class A	137,490	4,970,264
Unilever NV	58,900	2,009,079

		9,559,518

Gas - Distribution — 0.2%
AGL Resources, Inc.	2,800	115,444
Sempra Energy	7,500	398,925

		514,369

Gold Mining — 0.4%
Barrick Gold Corp.	18,800	996,265

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	5,700	427,671

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Gases — 0.5%
Praxair, Inc.	12,400	$1,264,800

Instruments - Controls — 0.5%
Honeywell International, Inc.	25,500	1,380,825

Insurance - Life/Health — 0.4%
Prudential Financial, Inc.	21,800	1,103,952

Insurance - Multi-line — 0.4%
ACE, Ltd.	17,100	1,188,963

Insurance - Property/Casualty — 1.5%
Chubb Corp.	27,500	1,854,600
Travelers Cos., Inc.	39,800	2,238,750

		4,093,350

Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.	35,800	3,504,104

Machinery - Farming — 1.2%
Deere & Co.	40,000	3,170,000

Medical Products — 2.0%
Johnson & Johnson	83,328	5,392,988

Medical - Drugs — 7.9%
Abbott Laboratories	25,700	1,401,935
Bristol - Myers Squibb Co.	182,847	5,982,754
Eli Lilly & Co.	81,153	3,071,641
Merck & Co., Inc.	140,682	5,029,381
Pfizer, Inc.	283,068	5,681,175

		21,166,886

Medical - Outpatient/Home Medical — 1.2%
Lincare Holdings, Inc.	133,058	3,153,475

Metal - Copper — 1.3%
Southern Copper Corp.	115,877	3,607,251

Metal - Diversified — 0.4%
Rio Tinto, Ltd.(3)	17,648	1,182,686

Multimedia — 0.0%
McGraw - Hill Cos., Inc.	2,600	111,020

Non-Ferrous Metals — 0.1%
Cameco Corp.	9,700	183,738

Oil Companies - Exploration & Production — 1.2%
EQT Corp.	21,900	1,358,019
Occidental Petroleum Corp.	18,800	1,859,320

		3,217,339

Oil Companies - Integrated — 5.8%
Chevron Corp.	53,900	5,541,998
ConocoPhillips	25,800	1,840,056
Exxon Mobil Corp.	47,700	3,836,988
Marathon Oil Corp.	35,300	986,988
Marathon Petroleum Corp.	16,050	535,909
Murphy Oil Corp.	2,100	117,432
Total SA ADR	53,800	2,783,612

		15,642,983

Oil - Field Services — 0.4%
Schlumberger, Ltd.	13,700	1,032,021

Paper & Related Products — 0.4%
MeadWestvaco Corp.	39,000	1,164,150

Pipelines — 1.2%
Enbridge, Inc.	64,900	2,299,609
Kinder Morgan, Inc.	6,600	194,700

Security Description	Shares	Value (Note 2)

Pipelines (continued)
Spectra Energy Corp.	25,300	$744,326

		3,238,635

Real Estate Investment Trusts — 0.1%
Weyerhaeuser Co.	20,768	348,695

Retail - Apparel/Shoe — 0.8%
Limited Brands, Inc.	50,600	2,141,898

Retail - Building Products — 0.6%
Home Depot, Inc.	43,700	1,713,914

Retail - Discount — 0.5%
Wal-Mart Stores, Inc.	21,400	1,260,460

Retail - Restaurants — 1.1%
McDonald’s Corp.	31,900	3,047,088

Semiconductor Equipment — 2.1%
Applied Materials, Inc.	250,884	2,704,530
KLA - Tencor Corp.	65,811	3,033,887

		5,738,417

Telecom Services — 0.2%
BCE, Inc.	14,600	572,174

Telecommunication Equipment — 1.1%
Harris Corp.	82,312	2,930,307

Telephone - Integrated — 5.5%
AT&T, Inc.	202,714	5,874,652
CenturyLink, Inc.	68,046	2,553,086
Frontier Communications Corp.	6,817	38,993
Verizon Communications, Inc.	157,248	5,932,967
Windstream Corp.	31,600	371,616

		14,771,314

Tobacco — 7.0%
Altria Group, Inc.	146,089	4,191,293
Lorillard, Inc.	41,206	4,599,414
Philip Morris International, Inc.	86,845	6,621,063
Reynolds American, Inc.	80,963	3,389,111

		18,800,881

Toys — 0.3%
Mattel, Inc.	30,500	878,705

Transport - Rail — 1.2%
Canadian National Railway Co.	25,300	1,962,268
Union Pacific Corp.	12,000	1,240,920

		3,203,188

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	19,200	1,377,600

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	22,200	1,672,992

Water — 0.4%
American Water Works Co., Inc.	34,600	1,075,022

Total Long-Term Investment Securities
(cost $230,422,494)		253,556,613

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Time Deposits — 4.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $13,119,000)	$13,119,000	$13,119,000

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $1,755,000)(1)	1,755,000	1,755,000

TOTAL INVESTMENTS
(cost $245,296,494)(2)	99.7%	268,430,613
Other assets less liabilities	0.3	880,155

NET ASSETS	100.0%	$269,310,768

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $6,694,170 representing 2.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$17,831,355	$—		$—	$17,831,355
Medical Drugs	21,166,886	—		—	21,166,886
Oil Companies-Integrated	15,642,983	—		—	15,642,983
Telephone-Integrated	14,771,314	—		—	14,771,314
Tobacco	18,800,881	—		—	18,800,881
Other Industries*	158,649,024	6,694,170	#	—	165,343,194
Short-Term Investment Securities:
Time Deposits	—	13,119,000		—	13,119,000
Repurchase Agreement	—	1,755,000		—	1,755,000

Total	$246,862,443	$21,568,170		$—	$268,430,613

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $6,694,170 representing 2.5% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund*

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation†

Banks — Commercial	11.7%
Oil Companies — Integrated	8.7
Collective Investment Pool	6.1
Auto — Cars/Light Trucks	5.4
Electronic Components — Semiconductors	5.1
Metal — Iron	4.5
Cellular Telecom	4.2
Food — Misc.	3.5
Oil Companies — Exploration & Production	3.4
Time Deposits	3.4
Chemicals — Diversified	3.3
Semiconductor Components — Integrated Circuits	2.9
Coal	2.4
Oil Refining & Marketing	2.3
Electronic Components — Misc.	2.1
Telecom Services	2.1
Metal — Diversified	2.1
Brewery	1.8
Electric — Integrated	1.7
Telephone — Integrated	1.7
Diversified Financial Services	1.7
Insurance — Multi-line	1.6
Tobacco	1.6
Computer Services	1.5
Diversified Operations	1.5
Female Health Care Products	1.4
Food — Meat Products	1.3
Commercial Services — Finance	1.3
Finance — Mortgage Loan/Banker	1.3
Computers	1.1
Aerospace/Defense	1.0
Insurance — Property/Casualty	0.9
Banks — Super Regional	0.9
Steel — Producers	0.8
Rubber — Tires	0.8
Real Estate Operations & Development	0.8
Water	0.8
Banks — Special Purpose	0.7
Investment Management/Advisor Services	0.7
Petrochemicals	0.7
Shipbuilding	0.6
Appliances	0.6
Agricultural Operations	0.6
Auto/Truck Parts & Equipment — Replacement	0.6
Housewares	0.5
Audio/Video Products	0.5
Energy — Alternate Sources	0.5
Circuit Boards	0.4

105.1%

Country Allocation†

Brazil	18.9%
South Korea	16.8
China	11.6
United States	9.5
Russia	8.4
Taiwan	6.4
South Africa	5.7
Cayman Islands	4.2
Thailand	4.1
India	3.7
Hong Kong	3.6
Turkey	3.0
Poland	2.7
Bermuda	2.6
Mexico	1.1
United Kingdom	0.7
Kazakhstan	0.6
Luxembourg	0.6
Philippines	0.5
Indonesia	0.4

105.1%

†	Calculated as a percentage of net assets
*	See Note 1

VALIC Company I Emerging Economies Fund*

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 86.6%
Bermuda — 2.6%
Jardine Matheson Holdings, Ltd.#(1)	51,200	$2,588,953
Skyworth Digital Holdings, Ltd.(1)	3,412,000	1,379,665
VimpelCom, Ltd. ADR	249,900	2,978,808

		6,947,426

Brazil — 9.9%
Banco do Brasil SA	177,700	2,378,046
Banco Estado Rio Grande Sul	210,900	2,249,709
BRF - Brasil Foods SA ADR#	173,000	3,485,950
Cia de Saneamento Basico do Estado de Sao Paulo	74,500	2,059,477
Cielo SA	130,700	3,480,081
Embraer SA ADR	101,100	2,580,072
Souza Cruz SA	200,600	2,544,731
Sul America SA	196,400	1,433,616
Telefonica Brasil SA ADR	121,600	3,279,552
Tim Participacoes SA ADR	110,500	2,631,005

		26,122,239

Cayman Islands — 4.2%
Dongyue Group(1)	2,777,000	2,504,973
GCL Poly Energy Holdings, Ltd.(1)	4,395,000	1,336,681
Hengan International Group Co., Ltd.(1)	377,500	3,568,244
Soho China, Ltd.(1)	3,053,500	2,090,088
Xinyi Glass Holding Co., Ltd.(1)	2,468,000	1,454,516

		10,954,502

China — 11.6%
Bank of China, Ltd.(1)	10,692,000	3,498,768
China Construction Bank Corp.(1)	7,336,000	5,250,903
China Shenhua Energy Co., Ltd.(1)	879,000	3,890,889
Dongfeng Motor Group Co., Ltd.(1)	1,852,000	2,781,172
Great Wall Motor Co., Ltd.(1)	1,525,000	2,204,045
Industrial & Commercial Bank of China(1)	9,530,000	5,651,807
PetroChina Co., Ltd.(1)	3,424,000	4,425,950
Ping An Insurance Group Co.(1)	417,000	2,903,463

		30,606,997

Hong Kong — 3.6%
China Mobile, Ltd.(1)	153,500	1,515,258
CNOOC, Ltd.(1)	2,673,000	5,148,222
Lenovo Group, Ltd.(1)	3,962,000	2,828,821

		9,492,301

India — 3.7%
Housing Development Finance Corp.(1)	260,703	3,262,369
Infosys, Ltd. ADR#	77,500	4,000,550
Oil & Natural Gas Corp., Ltd.(1)	465,298	2,419,653

		9,682,572

Indonesia — 0.4%
Indofood Sukses Makmur Tbk PT(1)	2,104,000	1,115,558

Kazakhstan — 0.6%
KazMunaiGas Exploration Production GDR	105,304	1,695,394

Luxembourg — 0.6%
Kernel Holding SA†(1)	70,973	1,498,600

Mexico — 1.1%
America Movil SAB de CV, Series L ADR	50,600	1,205,292
Compartamos SAB de CV#	1,223,000	1,639,546

		2,844,838

Philippines — 0.5%
Philippine Long Distance Telephone Co.(1)	16,000	892,783
Philippine Long Distance Telephone Co. ADR	7,965	439,668

		1,332,451

Security Description	Shares	Value (Note 2)

Poland — 2.7%
KGHM Polska Miedz SA(1)	69,731	$2,782,877
PGE SA(1)	296,176	1,895,831
Powszechna Kasa Oszczednosci Bank Polski SA(1)	233,253	2,343,839

		7,022,547

Russia — 8.4%
Lukoil OAO ADR	84,440	4,746,372
MMC Norilsk Nickel OJSC ADR	143,173	2,515,550
Mobile Telesystems OJSC ADR	155,800	2,692,224
Rosneft Oil Co. GDR†	182,251	1,326,787
Sberbank of Russia ADR†	413,181	4,896,195
Severstal OAO GDR	166,296	2,246,659
Tatneft ADR(1)	111,966	3,632,193

		22,055,980

South Africa — 5.7%
Exxaro Resources, Ltd.(1)	110,205	2,455,653
Kumba Iron Ore, Ltd.(1)	44,084	2,780,533
Sasol, Ltd.(1)	78,900	3,793,303
Tiger Brands, Ltd.(1)	103,574	3,133,869
Vodacom Group, Ltd.(1)	255,052	2,881,797

		15,045,155

South Korea — 16.8%
BS Financial Group, Inc.†(1)	155,940	1,623,703
CJ CheilJedang Corp.(1)	7,365	1,878,964
Dongbu Insurance Co., Ltd.(1)	51,525	2,397,452
GS Holdings Corp.(1)	23,958	1,292,359
Hana Financial Group, Inc.(1)	80,700	2,953,454
Hankook Tire Co., Ltd.(1)	51,480	2,127,077
Hynix Semiconductor, Inc.(1)	114,330	2,426,666
Hyundai Motor Co.(1)	25,521	4,947,144
Industrial Bank of Korea(1)	144,180	1,924,838
Kia Motors Corp.(1)	44,230	2,806,105
KP Chemical Corp.(1)	114,720	1,765,525
KT&G Corp.(1)	21,682	1,462,149
S - Oil Corp.(1)	13,141	1,310,029
Samsung Electronics Co., Ltd.(1)	12,268	11,137,729
Samsung Heavy Industries Co., Ltd.(1)	59,120	1,658,918
SK Holdings Co., Ltd.(1)	20,639	2,659,203

		44,371,315

Taiwan — 6.4%
China Motor Corp.(1)	1,347,000	1,217,174
Chunghwa Telecom Co., Ltd. ADR	35,300	1,180,079
E Ink Holdings, Inc.(1)	870,000	1,606,079
Hon Hai Precision Industry Co., Ltd. GDR	726,142	3,968,366
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	598,100	7,727,452
Tripod Technology Corp.(1)	495,000	1,133,236

		16,832,386

Thailand — 4.1%
Charoen Pokphand Foods PCL	2,968,300	3,142,570
Krung Thai Bank PCL	4,193,400	1,964,185
PTT Global Chemical PCL†	1,259,284	2,646,233
PTT PCL	318,800	3,129,702

		10,882,690

Turkey — 3.0%
Arcelik AS(1)	446,405	1,511,778
Tupras - Turkiye Petrol Rafinerileri AS(1)	93,955	2,144,936
Turkiye Sise ve Cam Fabrikalari AS(1)	846,408	1,434,905
Turk Telekomunikasyon AS(1)	290,322	1,196,003

VALIC Company I Emerging Economies Fund*

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Turkey (continued)
Turkiye Garanti Bankasi AS(1)	463,800	$1,591,582

		7,879,204

United Kingdom — 0.7%
Old Mutual PLC(1)	1,014,324	1,833,939

Total Common Stock
(cost $204,340,882)		228,216,094

PREFERRED STOCK — 9.0%
Brazil — 9.0%
Cia Energetica de Minas Gerais ADR#	155,900	2,736,046
Companhia de Bebidas das Americas ADR#	137,300	4,720,374
Itau Unibanco Holding SA ADR	102,500	1,824,500
Petroleo Brasileiro SA ADR	223,500	5,603,145
Vale SA ADR	407,100	8,903,277

Total Preferred Stock
(cost $21,339,460)		23,787,342

Total Long-Term Investment Securities
(cost $225,680,342)		252,003,436

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Collective Investment Pool — 6.1%
Navigator Securities Lending Prime Portfolio(2)	16,053,991	16,053,991

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$8,978,000	$8,978,000

Total Short-Term Investment Securities
(cost $25,031,991)		25,031,991

TOTAL INVESTMENTS —
(cost $250,712,333)(3)	105.1%	277,035,427
Liabilities in excess of other assets	(5.1)	(13,394,605)

NET ASSETS —	100.0%	$263,640,822

*	See Note 1
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $147,952,223 representing 56.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$26,122,239	$—		$—	$26,122,239
China	—	30,606,997	#	—	30,606,997
Russia	18,423,787	3,632,193	#	—	22,055,980
South Africa	—	15,045,155	#	—	15,045,155
South Korea	—	44,371,315	#	—	44,371,315
Taiwan	12,875,897	3,956,489	#	—	16,832,386
Other Countries*	22,841,948	50,340,074	#	—	73,182,022
Preferred Stock	23,787,342	—		—	23,787,342
Short-Term Investment Securities:
Collective Investment Pool	—	16,053,991			16,053,991
Time Deposits	—	8,978,000		—	8,978,000

Total	$104,051,213	$172,984,214		$—	$277,035,427

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $147,952,223 representing 56.1% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Medical — Drugs	9.6%
Oil Companies — Integrated	7.6
Diversified Banking Institutions	7.2
Telecom Services	5.9
Insurance — Multi-line	5.7
Collective Investment Pool	4.2
Telephone — Integrated	3.9
Insurance — Reinsurance	3.4
Electronic Components — Semiconductors	3.1
Semiconductor Components — Integrated Circuits	3.1
Food — Retail	3.0
Cellular Telecom	2.9
U.S. Government Agencies	2.5
Oil Companies — Exploration & Production	2.3
Electronic Components — Misc.	2.2
Diversified Financial Services	2.2
Banks — Commercial	2.0
Insurance — Life/Health	1.9
Electric — Integrated	1.8
Human Resources	1.6
Auto — Cars/Light Trucks	1.6
Retail — Building Products	1.2
Computers	1.2
Diversified Manufacturing Operations	1.2
Finance — Investment Banker/Broker	1.1
Internet Security	1.1
Toys	1.1
Security Services	1.0
Steel — Producers	1.0
Chemicals — Diversified	1.0
Insurance — Property/Casualty	1.0
Oil Refining & Marketing	0.9
Enterprise Software/Service	0.9
Publishing — Books	0.9
Building & Construction — Misc.	0.9
Aerospace/Defense	0.8
Building Products — Cement	0.8
Wireless Equipment	0.8
Import/Export	0.8
Containers — Metal/Glass	0.8
Oil & Gas Drilling	0.7
Diversified Minerals	0.7
Airlines	0.7
Multimedia	0.6
Engineering/R&D Services	0.6
Building Products — Air & Heating	0.6
Chemicals — Specialty	0.6
Apparel Manufacturers	0.6
Energy — Alternate Sources	0.6
Retail — Major Department Stores	0.4
Power Converter/Supply Equipment	0.4
Diversified Operations	0.3
Food — Wholesale/Distribution	0.2
Medical — Biomedical/Gene	0.1
Time Deposits	0.1

103.4%

Country Allocation*

United Kingdom	19.4%
France	12.4
Switzerland	9.6
Netherlands	8.0
United States	6.8
Germany	6.7
South Korea	6.6
Japan	6.4
Norway	4.7
Taiwan	4.3
Singapore	2.4
Denmark	1.7
Spain	1.7
Russia	1.4
Australia	1.2
Italy	1.1
Brazil	1.1
Canada	1.0
India	0.9
China	0.8
Bermuda	0.8
Austria	0.8
Hong Kong	0.8
Ireland	0.8
Sweden	0.8
Jersey	0.6
Cayman Islands	0.6

103.4%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.5%
Australia — 1.2%
Billabong International, Ltd.#(1)	1,289,870	$5,044,152
Downer EDI, Ltd.†(1)	1,631,724	5,333,738

		10,377,890

Austria — 0.8%
Telekom Austria AG(1)	601,270	6,976,877

Bermuda — 0.8%
First Pacific Co.(1)	2,330,000	2,578,607
PartnerRe, Ltd.#	71,130	4,674,664

		7,253,271

Canada — 1.0%
Suncor Energy, Inc.	37,200	1,120,431
Talisman Energy, Inc.	534,640	7,317,589

		8,438,020

Cayman Islands — 0.6%
Trina Solar, Ltd. ADR†#	624,013	4,992,104

China — 0.8%
China Telecom Corp., Ltd.(1)	11,947,823	7,293,923
Shanghai Electric Group Co., Ltd.(1)	72,000	32,675

		7,326,598

Denmark — 1.7%
Danske Bank A/S†(1)	802,350	11,219,192
Vestas Wind Systems A/S†#(1)	251,200	3,389,308

		14,608,500

France — 12.4%
AXA SA(1)	996,452	14,494,904
BNP Paribas SA(1)	330,636	13,268,005
Carrefour SA(1)	229,550	6,108,979
France Telecom SA(1)	695,195	12,007,889
GDF Suez(1)	172,090	4,835,176
Sanofi(1)	341,550	23,907,744
Societe Generale SA(1)	383,109	9,449,015
Total SA(1)	279,300	14,427,961
Vivendi SA(1)	404,500	9,334,196

		107,833,869

Germany — 6.7%
Deutsche Lufthansa AG(1)	431,830	5,594,816
E.ON AG(1)	445,220	11,020,901
Merck KGaA(1)	134,769	13,385,580
Muenchener Rueckversicherungs AG(1)	77,140	9,754,860
SAP AG(1)	133,030	7,936,958
Siemens AG(1)	99,875	10,080,231

		57,773,346

Hong Kong — 0.8%
Cheung Kong Holdings, Ltd.(1)	488	5,630
China Mobile, Ltd.(1)	701,500	6,924,776

		6,930,406

India — 0.9%
Reliance Industries, Ltd. GDR (LSE)*(1)	94,320	2,843,437
Reliance Industries, Ltd. GDR (OTC US)*	178,360	5,350,800

		8,194,237

Ireland — 0.8%
CRH PLC(1)	352,760	6,806,728

Italy — 1.1%
UniCredit SpA†#(1)	9,241,116	9,649,893

Security Description	Shares	Value (Note 2)

Japan — 6.4%
ITOCHU Corp.(1)	639,000	$6,491,675
Mazda Motor Corp.†#(1)	2,066,000	3,771,520
Nintendo Co., Ltd.(1)	60,996	9,249,305
NKSJ Holdings, Inc.(1)	418,999	8,321,017
Nomura Holdings, Inc.(1)	2,200,300	7,294,251
Toyota Motor Corp.(1)	320,900	10,550,963
Trend Micro, Inc.(1)	309,900	9,513,287

		55,192,018

Jersey — 0.6%
Informa PLC(1)	943,060	5,367,737

Netherlands — 8.0%
Aegon NV†(1)	2,216,492	9,705,589
Akzo Nobel NV(1)	167,112	8,485,865
ING Groep NV CVA†(1)	3,172,164	24,737,704
Koninklijke Philips Electronics NV(1)	562,120	11,439,107
Randstad Holding NV(1)	236,610	7,391,784
Reed Elsevier NV(1)	654,324	7,721,519

		69,481,568

Norway — 4.7%
Statoil ASA(1)	746,520	19,324,340
Telenor ASA(1)	1,244,458	21,268,057

		40,592,397

Russia — 1.4%
Gazprom OAO ADR (LSE)	767,400	8,825,100
Gazprom OAO ADR (OTC US)(1)	253,600	2,938,159

		11,763,259

Singapore — 2.4%
Flextronics International, Ltd.†	1,326,280	7,917,892
Singapore Telecommunications, Ltd.#(1)	4,900,999	11,901,258
Singapore Telecommunications, Ltd. - 10(1)	294,000	714,991

		20,534,141

South Korea — 6.6%
KB Financial Group, Inc.(1)	449,203	15,631,583
KIWOOM Securities Co., Ltd.(1)	55,850	2,769,726
Korea Investment Holdings Co., Ltd.(1)	86,240	2,900,061
POSCO(1)	25,911	8,741,658
Samsung Electronics Co., Ltd.(1)	29,787	27,042,674

		57,085,702

Spain — 1.7%
Telefonica SA(1)	770,656	14,539,220
Telefonica SA ADR	837	15,694

		14,554,914

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson, Class B(1)	637,260	6,781,905

Switzerland — 9.6%
Basilea Pharmaceutica†(1)	33,210	1,150,916
Credit Suisse Group AG†(1)	783,526	18,995,728
Lonza Group AG†(1)	86,480	5,296,638
Noble Corp.†#	169,310	5,846,274
Roche Holding AG(1)	155,810	24,782,602
Swiss Re AG†(1)	294,940	15,537,718
UBS AG†(1) (ZSE)	504,919	6,206,652
UBS AG†# (NYSE)	441,010	5,499,395

		83,315,923

Taiwan — 4.3%
Compal Electronics, Inc.(1)	11,335,528	10,396,287
Lite - On Technology Corp.(1)	21,680	23,793

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan (continued)
Siliconware Precision Industries Co.(1)	8,689,000	$7,972,021
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	7,398,862	18,632,292

		37,024,393

United Kingdom — 19.4%
Aviva PLC(1)	3,356,978	16,535,572
BAE Systems PLC(1)	1,661,876	7,172,939
BP PLC(1)	1,687,372	12,269,267
BP PLC ADR	180	7,839
Carillion PLC(1)	1,538,340	7,531,830
G4S PLC(1)	2,215,310	8,915,272
GlaxoSmithKline PLC(1)	971,621	21,529,392
Hays PLC(1)	6,300,480	7,286,600
Kingfisher PLC(1)	2,660,645	10,721,553
Lloyds Banking Group PLC†(1)	14,357,580	5,647,758
Marks & Spencer Group PLC(1)	678,710	3,534,519
Premier Foods PLC†#(1)	20,777,609	1,922,304
Rexam PLC(1)	1,196,170	6,488,715
Royal Dutch Shell PLC, Class A(1)	167,235	5,861,364
Royal Dutch Shell PLC, Class B(1)	268,205	9,661,765
SIG PLC(1)	4,032,874	5,312,869
Tesco PLC(1)	3,128,460	19,952,812
Vodafone Group PLC(1)	6,644,657	18,026,367

		168,378,737

Total Common Stock
(cost $935,713,013)		827,234,433

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Petroleo Brasileiro SA ADR	147,700	3,702,839
Vale SA ADR	263,264	5,757,585

Total Preferred Stock
(cost $6,719,210)		9,460,424

Total Long-Term Investment Securities
(cost $942,432,223)		836,694,857

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.8%
Collective Investment Pool — 4.2%
Navigator Securities Lending Prime Portfolio(2)	36,360,133	$36,360,133

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$576,000	576,000

U.S. Government Agencies — 2.5%
Federal Home Loan Bank Disc. Notes 0.00% due 12/01/11	22,000,000	22,000,000

Total Short-Term Investment Securities
(cost $58,936,133)		58,936,133

TOTAL INVESTMENTS —
(cost $1,001,368,356)(3)	103.4%	895,630,990
Liabilities in excess of other assets	(3.4)	(29,420,270)

NET ASSETS —	100.0%	$866,210,720

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $8,194,237 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $775,666,651 representing 89.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2.)
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

OTC—Over the Counter U.S

ZSE—Zurich Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$107,833,869	#	$—	$107,833,869
Germany	—	57,773,346	#	—	57,773,346
Japan	—	55,192,018	#	—	55,192,018
Netherlands	—	69,481,568	#	—	69,481,568
South Korea	—	57,085,702	#	—	57,085,702
Switzerland	11,345,669	71,970,254	#	—	83,315,923
United Kingdom	7,839	168,370,898	#	—	168,378,737
Other Countries*	40,214,274	187,958,996	#	—	228,173,270
Preferred Stock	9,460,424	—		—	9,460,424
Short-Term Investment Securities:
Collective Investment Pool	—	36,360,133		—	36,360,133
Time Deposits	—	576,000		—	576,000
U.S. Government Agencies	—	22,000,000		—	22,000,000

Total	$61,028,206	$834,602,784		$—	$895,630,990

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $775,666,651 representing 89.6% of net assets. See Note 2.

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	69.9%
Real Estate Operations & Development	21.6
Real Estate Management/Services	5.3
Time Deposits	2.4
Storage/Warehousing	0.3
Hotels/Motels	0.2
Diversified Financial Services	0.1

99.8%

Country Allocation*

United States	45.1%
Japan	10.4
Hong Kong	10.4
Australia	8.4
United Kingdom	5.9
Canada	5.1
France	4.3
Singapore	3.1
Bermuda	1.5
Netherlands	1.4
Sweden	1.3
Norway	0.9
Jersey	0.8
Cayman Islands	0.6
Germany	0.3
Guernsey	0.3

99.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 8.4%
BGP Holdings PLC†(1)(2)	479,213	$0
Charter Hall Group(3)	327,684	693,080
Dexus Property Group(3)	5,128,378	4,648,874
GPT Group(3)	546,028	1,796,189
Stockland(3)	924,391	3,299,441
Westfield Group(3)	670,369	5,804,936
Westfield Retail Trust(3)	2,249,767	6,020,315

		22,262,835

Bermuda — 1.5%
Hong Kong Land Holdings, Ltd.(3)	373,000	1,746,721
Kerry Properties, Ltd.(3)	676,000	2,381,534

		4,128,255

Brazil — 0.0%
BR Properties SA	5,300	52,785

Canada — 5.1%
Allied Properties Real Estate Investment Trust	69,776	1,637,080
Canadian Apartment Properties REIT	48,497	1,000,418
Canadian Real Estate Investment Trust	35,600	1,260,022
Dundee Real Estate Investment Trust	58,998	1,890,921
InnVest Real Estate Investment Trust	498,577	2,106,835
Primaris Retail Real Estate Investment Trust	133,459	2,649,684
Transglobe Apartment Real Estate Investment Trust(1)	267,413	2,978,393

		13,523,353

Cayman Islands — 0.6%
Shimao Property Holdings, Ltd.(3)	1,941,500	1,589,317

France — 4.3%
Fonciere Des Regions(3)	19,272	1,282,696
Gecina SA(3)	14,194	1,229,219
Nexity SA(3)	87,275	2,032,674
Societe Immobiliere de Location pour l’Industrie et le Commerce(3)	10,728	1,083,005
Unibail - Rodamco SE(3)	30,686	5,729,804

		11,357,398

Germany — 0.3%
Alstria Office REIT - AG(3)	78,850	887,419

Guernsey — 0.3%
Etalon Group, Ltd. GDR†*(1)(4)	169,362	803,792

Hong Kong — 10.4%
China Overseas Land & Investment, Ltd.(3)	3,424,000	6,064,559
Hang Lung Properties, Ltd.(3)	1,687,000	5,105,232
Henderson Land Development Co., Ltd.(3)	933,000	4,655,314
Sun Hung Kai Properties, Ltd.(3)	945,504	11,686,758

		27,511,863

Japan — 10.4%
Japan Prime Realty Investment Corp.(3)	575	1,407,915
Japan Real Estate Investment Corp.(3)	173	1,440,085
Mitsubishi Estate Co., Ltd.(3)	333,000	5,572,730
Mitsui Fudosan Co., Ltd.(3)	504,000	8,182,725
Nippon Building Fund, Inc.(3)	190	1,746,433
Orix JREIT, Inc.(3)	156	662,062
Sankei Building Co., Ltd.(3)	172,200	692,542
Sumitomo Realty & Development Co., Ltd.(3)	228,000	4,523,544
United Urban Investment Corp.(3)	3,244	3,490,039

		27,718,075

Jersey — 0.8%
Atrium European Real Estate, Ltd.(3)	504,292	2,238,087

Security Description	Shares	Value (Note 2)

Netherlands — 1.4%
Corio NV(3)	24,569	$1,096,198
Eurocommercial Properties NV(3)	75,704	2,558,574

		3,654,772

Norway — 0.9%
Norwegian Property ASA(3)	1,714,219	2,330,218

Singapore — 3.1%
CapitaLand, Ltd.(3)	4,074,000	8,263,416

Sweden — 1.3%
Castellum AB(3)	232,746	2,910,110
Hufvudstaden AB(3)	46,697	469,345

		3,379,455

United Kingdom — 5.9%
Derwent London PLC(3)	133,206	3,350,008
Great Portland Estates PLC(3)	188,237	1,043,270
Hammerson PLC(3)	728,509	4,492,786
Land Securities Group PLC(3)	115,311	1,246,208
Metric Property Investments PLC(3)	1,140,793	1,614,108
Safestore Holdings PLC(3)	503,238	821,494
Segro PLC(3)	474,933	1,685,993
Shaftesbury PLC(3)	170,501	1,346,238

		15,600,105

United States — 42.6%
Acadia Realty Trust	52,264	1,023,329
Alexandria Real Estate Equities, Inc.	43,466	2,849,631
American Campus Communities, Inc.	39,500	1,553,930
AvalonBay Communities, Inc.	34,346	4,288,098
Boston Properties, Inc.	50,226	4,790,556
BRE Properties, Inc.	20,812	1,012,712
Camden Property Trust	34,477	1,990,357
CBL & Associates Properties, Inc.	34,200	488,718
DCT Industrial Trust, Inc.	71,500	343,915
DDR Corp.	15,400	180,026
DiamondRock Hospitality Co.	141,026	1,238,208
Digital Realty Trust, Inc.	46,870	2,976,245
Douglas Emmett, Inc.	33,834	608,335
Duke Realty Corp.	161,102	1,868,783
Equity Lifestyle Properties, Inc.	15,700	970,731
Equity Residential	76,393	4,216,130
Essex Property Trust, Inc.	22,180	2,946,613
Extra Space Storage, Inc.	42,511	1,024,515
Federal Realty Investment Trust	23,200	2,051,576
General Growth Properties, Inc.	155,967	2,196,015
HCP, Inc.	130,133	5,029,640
Health Care REIT, Inc.	82,059	4,116,900
Healthcare Realty Trust, Inc.	29,700	523,314
Hersha Hospitality Trust	120,655	518,817
Highwoods Properties, Inc.	46,678	1,346,194
Host Hotels & Resorts, Inc.	323,455	4,576,888
Kilroy Realty Corp.	35,264	1,272,678
Kimco Realty Corp.	125,306	1,976,076
Macerich Co.	64,292	3,221,029
Mid-America Apartment Communities, Inc.	27,177	1,557,786
National Retail Properties, Inc.	55,900	1,479,114
Pebblebrook Hotel Trust	15,700	290,764
Piedmont Office Realty Trust, Inc.	63,500	1,056,640
Plum Creek Timber Co., Inc.	55,304	2,037,399
ProLogis, Inc.	178,540	4,966,983
Public Storage	32,628	4,303,633
Rayonier, Inc.	42,699	1,735,287
Regency Centers Corp.	47,988	1,783,234
Retail Opportunity Investments Corp.	74,687	879,813

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Senior Housing Properties Trust	44,104	$966,319
Simon Property Group, Inc.	91,035	11,319,292
SL Green Realty Corp.	21,634	1,424,383
Sovran Self Storage, Inc.	25,302	1,053,575
Starwood Hotels & Resorts Worldwide, Inc.	11,389	543,028
Sunstone Hotel Investors, Inc.†	66,000	502,920
Tanger Factory Outlet Centers	23,900	677,565
Taubman Centers, Inc.	10,900	679,397
UDR, Inc.	72,081	1,693,903
Ventas, Inc.	109,602	5,782,602
Vornado Realty Trust	58,253	4,336,936
Weyerhaeuser Co.	166,304	2,792,244

		113,062,776

Total Common Stock
(cost $263,257,383)		258,363,921

ASSET BACKED SECURITIES — 0.1%
United States — 0.1%
Citigroup Commercial Mtg. Trust VRS Series 2006-C5, Class AMP3 5.68% due 10/15/49*(5) (cost $187,296)	$219,060	203,333

Total Long-Term Investment Securities
(cost $263,444,679)		258,567,254

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $6,434,000)	6,434,000	6,434,000

		Value (Note 2)

TOTAL INVESTMENTS —
(cost $269,878,679)(6)	99.8%	$265,001,254
Other assets less liabilities	0.2	474,858

NET ASSETS —	100.0%	$265,476,112

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $1,007,125 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $3,782,185 representing 1.4% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $130,921,215 representing 49.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(5)	Commercial Mortgage Backed Security
(6)	See Note 5 for cost of investments on a tax basis.

GDR—Global Depository Receipt

VRS—Variable Rate Security

The rates shown on VRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$—	$22,262,835	#	$0	$22,262,835
Canada	13,523,353	—		—	13,523,353
Hong Kong	—	27,511,863	#	—	27,511,863
Japan	—	27,718,075	#	—	27,718,075
United Kingdom	—	15,600,105	#	—	15,600,105
United States	113,062,776	—		—	113,062,776
Other Countries*	52,785	38,632,129	#	—	38,684,914
Asset Backed Securities	—	203,333		—	203,333
Short-Term Investment Securities:
Time Deposits	—	6,434,000		—	6,434,000

Total	$126,638,914	$138,362,340		$0	$265,001,254

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $130,921,215 representing 49.3% of net assets. See Note 2.

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Medical — Drugs	5.5%
Banks — Commercial	4.6
Oil Companies — Exploration & Production	3.7
Diversified Banking Institutions	3.6
Multimedia	3.4
Collective Investment Pool	3.2
Oil Companies — Integrated	2.8
Banks — Super Regional	2.5
Computers	2.5
Food — Misc.	2.4
Insurance — Multi-line	2.3
Computer Services	2.3
Telephone — Integrated	2.3
Diversified Minerals	2.3
Time Deposits	1.8
Cosmetics & Toiletries	1.8
Medical — HMO	1.7
Electric — Integrated	1.6
Insurance — Life/Health	1.6
Oil — Field Services	1.5
Auto — Cars/Light Trucks	1.5
Cable/Satellite TV	1.4
Applications Software	1.4
Transport — Rail	1.3
Pipelines	1.3
Beverages — Non-alcoholic	1.3
Electronic Components — Semiconductors	1.2
Food — Confectionery	1.2
Web Portals/ISP	1.1
Real Estate Investment Trusts	1.1
Commercial Services — Finance	1.1
Retail — Building Products	1.0
Medical — Biomedical/Gene	1.0
Semiconductor Components — Integrated Circuits	1.0
Diversified Manufacturing Operations	1.0
Medical — Generic Drugs	1.0
Industrial Gases	0.9
Retail — Drug Store	0.9
Gold Mining	0.8
Chemicals — Diversified	0.7
Insurance — Property/Casualty	0.7
Metal — Copper	0.7
Transport — Services	0.7
Athletic Footwear	0.7
Medical Products	0.7
Medical — Wholesale Drug Distribution	0.6
Enterprise Software/Service	0.6
Auto/Truck Parts & Equipment — Original	0.6
Retail — Major Department Stores	0.6
Investment Management/Advisor Services	0.6
Consumer Products — Misc.	0.6
Cellular Telecom	0.6
Engineering/R&D Services	0.6
Building & Construction — Misc.	0.6
Real Estate Operations & Development	0.5
Machinery — Construction & Mining	0.5
Non-Hazardous Waste Disposal	0.5
Agricultural Chemicals	0.5
Chemicals — Specialty	0.5
Photo Equipment & Supplies	0.5
Food — Retail	0.4
Engines — Internal Combustion	0.4
Therapeutics	0.4
Gas — Distribution	0.4
Retail — Restaurants	0.4
Computers — Memory Devices	0.4
Oil Field Machinery & Equipment	0.4
Soap & Cleaning Preparation	0.4
Oil & Gas Drilling	0.4
Semiconductor Equipment	0.4

Retail — Misc./Diversified	0.4%
Public Thoroughfares	0.4
Metal Processors & Fabrication	0.3
Insurance — Reinsurance	0.3
U.S. Government Treasuries	0.3
Electronic Components — Misc.	0.3
Food — Wholesale/Distribution	0.3
Finance — Other Services	0.3
Building Products — Cement	0.3
E-Commerce/Products	0.3
Food — Baking	0.3
Gas — Transportation	0.3
Containers — Metal/Glass	0.3
Building & Construction Products — Misc.	0.3
Audio/Video Products	0.3
Retail — Discount	0.2
Airport Development/Maintenance	0.2
Telecom Services	0.2
Building — Heavy Construction	0.2
Retail — Regional Department Stores	0.2
Sugar	0.2
Medical Instruments	0.2
Industrial Automated/Robotic	0.2
Satellite Telecom	0.2
Diversified Operations	0.2
Electric Products — Misc.	0.2
Apparel Manufacturers	0.2
Banks — Fiduciary	0.2
Finance — Investment Banker/Broker	0.2
Distribution/Wholesale	0.2
Investment Companies	0.2
Office Automation & Equipment	0.1
Commercial Services	0.1
Silver Mining	0.1
Office Supplies & Forms	0.1
Building Products — Doors & Windows	0.1
Real Estate Management/Services	0.1
Agricultural Operations	0.1
Diversified Operations/Commercial Services	0.1
Machinery — Electrical	0.1
Retail — Bedding	0.1
Oil Refining & Marketing	0.1
Advertising Agencies	0.1
Metal — Diversified	0.1
Electronic Measurement Instruments	0.1
Machinery — Farming	0.1
Insurance Brokers	0.1
E-Commerce/Services	0.1
Textile — Products	0.1
Retail — Apparel/Shoe	0.1
Building — Residential/Commercial	0.1
Steel — Producers	0.1
Printing — Commercial	0.1
Consulting Services	0.1
Finance — Leasing Companies	0.1
Security Services	0.1
Containers — Paper/Plastic	0.1
Mining	0.1
Resorts/Theme Parks	0.1
Metal — Iron	0.1
Recreational Vehicles	0.1
Non-Ferrous Metals	0.1
Tools — Hand Held	0.1
Publishing — Newspapers	0.1
Water Treatment Systems	0.1

102.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Country Allocation*

United States	52.6%
Japan	9.9
United Kingdom	8.3
Canada	5.9
Australia	4.2
France	3.7
Switzerland	3.5
Germany	3.4
Italy	1.5
Spain	1.4
Ireland	1.2
Sweden	1.0
Hong Kong	1.0
Singapore	0.8
Netherlands	0.7
Curacao	0.7
Bermuda	0.5
Portugal	0.5
Norway	0.4
Israel	0.3
Luxembourg	0.3
Jersey	0.3
Austria	0.3
Greece	0.2
Belgium	0.1
New Zealand	0.1

102.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.2%
Australia — 4.2%
AGL Energy, Ltd.(1)	7,555	$112,818
Alumina, Ltd.(1)	37,512	54,847
Amcor, Ltd.(1)	22,857	174,711
AMP, Ltd.(1)	42,158	186,072
Asciano, Ltd.(1)	18,685	30,404
ASX, Ltd.(1)	724	23,013
Australia & New Zealand Banking Group, Ltd.(1)	37,500	794,278
BGP Holdings PLC†(2)(3)	60,919	0
BHP Billiton, Ltd.(1)	47,597	1,777,324
Boral, Ltd.(1)	7,374	27,555
Brambles, Ltd.(1)	23,970	179,065
Caltex Australia, Ltd.(1)	2,237	30,212
Coca-Cola Amatil, Ltd.(1)	14,598	178,285
Cochlear, Ltd.(1)	358	20,830
Commonwealth Bank of Australia(1)	22,032	1,105,034
Computershare, Ltd.(1)	8,455	71,390
CSL, Ltd.(1)	6,507	213,477
Fortescue Metals Group, Ltd.(1)	28,937	142,860
Goodman Group(1)	33,298	21,103
GPT Group(1)	10,789	35,491
Harvey Norman Holdings, Ltd.(1)	5,188	11,577
Iluka Resources, Ltd.(1)	5,200	83,406
Incitec Pivot, Ltd.(1)	21,309	73,609
Insurance Australia Group, Ltd.(1)	22,893	69,367
Lynas Corp., Ltd.†(1)	12,554	16,948
MacArthur Coal, Ltd.(1)	2,258	38,467
Macquarie Group, Ltd.(1)	4,982	124,880
MAP Group†(1)	8,277	29,653
Mirvac Group(1)	11,554	15,536
National Australia Bank, Ltd.(1)	30,615	764,039
Newcrest Mining, Ltd.(1)	14,340	520,269
Orica, Ltd.(1)	5,521	148,273
Origin Energy, Ltd.(1)	19,967	299,075
OZ Minerals, Ltd.(1)	4,059	45,767
QBE Insurance Group, Ltd.(1)	15,613	223,848
QR National, Ltd.(1)	13,975	49,805
Ramsay Health Care, Ltd.(1)	1,969	38,263
Santos, Ltd.(1)	13,005	181,202
Sims Metal Management, Ltd.(1)	3,253	44,274
Sonic Healthcare, Ltd.(1)	5,736	69,376
SP AusNet(1)	44,806	44,309
Stockland(1)	26,024	92,888
Suncorp Group, Ltd.(1)	17,989	157,138
Telstra Corp., Ltd.(1)	66,717	219,223
Transurban Group(1)	20,866	122,129
Wesfarmers, Ltd.(1)	13,877	446,032
Wesfarmers, Ltd. PPS(1)	5,794	187,949
Westfield Group(1)	37,475	324,508
Westfield Retail Trust(1)	17,200	46,027
Westpac Banking Corp.(1)	42,092	919,454
Woodside Petroleum, Ltd.(1)	9,890	344,639

		10,930,699

Austria — 0.3%
OMV AG(1)	21,062	699,569

Belgium — 0.1%
Colruyt SA(1)	6,285	238,249

Bermuda — 0.5%
Arch Capital Group, Ltd.†	15,816	597,370
Cheung Kong Infrastructure Holdings, Ltd.(1)	18,000	101,760
Esprit Holdings, Ltd.(1)	22,300	32,036
Kerry Properties, Ltd.(1)	14,000	49,322
Li & Fung, Ltd.(1)	92,000	188,147

Security Description	Shares	Value (Note 2)

Bermuda (continued)
NWS Holdings, Ltd.(1)	176,000	$249,812
Orient Overseas International, Ltd.(1)	6,000	27,790

		1,246,237

Canada — 5.9%
Agnico - Eagle Mines, Ltd.	3,900	174,897
Agrium, Inc.	2,300	161,436
Alimentation Couche - Tard, Inc., Class B	2,700	77,563
ARC Resources, Ltd.	3,600	90,287
Athabasca Oil Sands Corp.†	3,400	39,369
Bank of Montreal	8,100	473,794
Bank of Nova Scotia	14,200	717,692
Baytex Energy Corp.	1,400	72,062
BCE, Inc.	3,900	152,949
Bonavista Energy Corp.	1,300	34,069
Brookfield Asset Management, Inc., Class A	8,900	248,601
Brookfield Office Properties, Inc.	2,200	32,505
Canadian Imperial Bank of Commerce	4,900	350,271
Canadian National Railway Co.	6,200	479,429
Canadian Natural Resources, Ltd.	16,000	600,971
Canadian Oil Sands, Ltd.	7,000	147,213
Canadian Pacific Railway, Ltd.	1,700	102,438
Canadian Tire Corp., Ltd., Class A	1,100	69,670
Canadian Utilities, Ltd., Class A	2,000	121,908
Cenovus Energy, Inc.	11,500	384,592
Centerra Gold, Inc.	4,400	98,185
Crescent Point Energy Corp.	3,700	160,885
Eldorado Gold Corp.	11,900	216,077
Empire Co., Ltd., Class A	600	36,002
Encana Corp.	11,400	229,688
Enerplus Corp.	2,400	62,709
Fairfax Financial Holdings, Ltd.	200	81,769
First Quantum Minerals, Ltd.	6,400	129,261
Fortis, Inc.	4,200	137,989
Franco - Nevada Corp.	3,500	148,208
George Weston, Ltd.	2,300	152,191
Gildan Activewear, Inc.	1,300	31,253
Great-West Lifeco, Inc.	6,400	122,735
IAMGOLD Corp.	8,200	165,777
IGM Financial, Inc.	1,300	55,202
Imperial Oil, Ltd.	8,200	350,688
Inmet Mining Corp.	600	35,172
Intact Financial Corp.	600	33,472
Ivanhoe Mines, Ltd.†	3,700	79,808
Kinross Gold Corp.	23,100	325,228
Loblaw Cos., Ltd.	4,300	155,988
Magna International, Inc.	3,300	117,738
Manulife Financial Corp.	25,500	274,763
MEG Energy Corp.†	1,800	78,833
National Bank of Canada	1,200	78,051
New Gold, Inc.†	8,800	98,530
Nexen, Inc.	8,400	139,924
Niko Resources, Ltd.	500	25,379
Open Text Corp.†	600	34,208
Osisko Mining Corp.†	9,400	103,866
Pacific Rubiales Energy Corp.	3,700	79,119
Pan American Silver Corp.	3,400	88,538
Pengrowth Energy Corp.	3,600	37,061
Penn West Petroleum, Ltd.	7,200	132,148
PetroBakken Energy, Ltd., Class A	1,800	17,436
Potash Corp. of Saskatchewan, Inc.	11,600	505,648
Power Corp. of Canada	6,000	131,124
Power Financial Corp.	5,600	134,681
Progress Energy Resources Corp.	1,300	18,392
Research In Motion, Ltd.†	6,500	117,133

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
RioCan Real Estate Investment Trust	1,200	$30,013
Rogers Communications, Inc., Class B	5,200	192,817
Royal Bank of Canada	19,000	880,376
Saputo, Inc.	2,000	74,494
Shaw Communications, Inc., Class B	6,800	140,474
Shoppers Drug Mart Corp.	4,400	183,127
Silver Wheaton Corp.	6,900	232,244
Sino - Forest Corp.†(2)	2,600	3,103
Sun Life Financial, Inc.	9,400	170,130
Suncor Energy, Inc.	23,600	710,811
Talisman Energy, Inc.	15,600	213,516
Teck Resources, Ltd., Class B	8,900	325,913
TELUS Corp.	2,000	102,691
Thomson Reuters Corp.(NYSE)	29,801	806,713
Thomson Reuters Corp.(TSX)	7,500	203,025
Tim Hortons, Inc.	2,800	141,929
Toronto - Dominion Bank	11,700	843,130
Tourmaline Oil Corp.†	800	23,962
TransAlta Corp.	5,000	107,799
Valeant Pharmaceuticals International, Inc.†	3,400	157,341
Vermilion Energy, Inc.	1,000	46,728
Viterra, Inc.	4,000	40,865
Yamana Gold, Inc.	17,800	300,172

		15,483,948

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.(1)	4,700	52,105
Lifestyle International Holdings, Ltd.(1)	14,000	32,987

		85,092

Curacao — 0.7%
Schlumberger, Ltd.	25,993	1,958,053

France — 3.7%
Aeroports de Paris(1)	8,529	623,443
AXA SA(1)	64,126	932,810
BNP Paribas SA(1)	25,710	1,031,710
Casino Guichard Perrachon SA(1)	7,857	699,929
Credit Agricole SA(1)	80,629	521,425
Danone(1)	16,040	1,060,966
Eutelsat Communications SA(1)	14,330	556,949
France Telecom SA(1)	57,601	994,924
L’Oreal SA(1)	8,897	962,646
Legrand SA(1)	4,901	158,708
PPR(1)	4,773	717,061
Sanofi(1)	21,482	1,503,692

		9,764,263

Germany — 3.1%
Allianz SE(1)	11,101	1,150,273
Bayerische Motoren Werke AG(1)	12,102	911,036
Beiersdorf AG(1)	730	41,737
Brenntag AG(1)	6,883	660,014
Commerzbank AG†(1)	217,940	407,595
Deutsche Telekom AG(1)	83,072	1,076,815
Fresenius SE & Co. KGaA(1)	7,765	746,792
K + S AG(1)	11,825	642,134
Linde AG(1)	6,094	935,801
Muenchener Rueckversicherungs AG(1)	7,150	904,164
Suedzucker AG(1)	18,187	578,400

		8,054,761

Greece — 0.2%
Coca-Cola Hellenic Bottling Co. SA†(1)	31,938	488,481

Security Description	Shares	Value (Note 2)

Hong Kong — 1.0%
BOC Hong Kong Holdings, Ltd.(1)	59,500	$136,775
Cathay Pacific Airways, Ltd.(1)	25,000	45,362
Cheung Kong Holdings, Ltd.(1)	23,000	265,349
Hang Lung Group, Ltd.(1)	13,000	69,620
Hang Lung Properties, Ltd.(1)	40,000	121,049
Hang Seng Bank, Ltd.(1)	13,300	165,506
Henderson Land Development Co., Ltd.(1)	18,000	89,813
Hong Kong & China Gas Co., Ltd.(1)	99,000	228,923
Hong Kong Exchanges and Clearing, Ltd.(1)	15,900	265,179
Hysan Development Co., Ltd.(1)	4,000	12,902
Link REIT(1)	40,000	144,291
MTR Corp.(1)	40,500	134,584
New World Development Co., Ltd.(1)	57,000	48,939
Power Assets Holdings, Ltd.(1)	28,500	211,855
Sino Land Co., Ltd.(1)	46,200	58,104
Sun Hung Kai Properties, Ltd.(1)	24,000	296,648
Swire Pacific, Ltd., Class A(1)	13,500	164,647
Wharf Holdings, Ltd.(1)	26,000	126,280
Wheelock & Co., Ltd.(1)	17,000	45,322

		2,631,148

Ireland — 1.2%
Accenture PLC, Class A	32,784	1,899,177
Cooper Industries PLC#	2,163	120,111
Warner Chilcott PLC, Class A†	71,508	1,124,106

		3,143,394

Israel — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	5,293	10,006
Delek Group, Ltd.(1)	946	175,210
Israel Chemicals, Ltd.(1)	9,600	104,359
Israel Corp., Ltd.(1)	42	27,757
NICE Systems, Ltd.†(1)	800	27,047
Teva Pharmaceutical Industries, Ltd.(1)	12,600	499,974

		844,353

Italy — 1.5%
Assicurazioni Generali SpA(1)	37,600	625,454
Atlantia SpA(1)	45,864	706,066
Saipem SpA(1)	5,014	224,258
Snam Rete Gas SpA(1)	155,885	723,048
Telecom Italia SpA(1)	393,293	444,171
Telecom Italia SpA RSP(1)	695,669	674,832
UniCredit SpA(1)	428,883	447,854

		3,845,683

Japan — 9.9%
ABC - Mart, Inc.(1)	300	11,158
Advantest Corp.(1)	2,400	26,967
Aeon Co., Ltd.(1)	16,500	226,246
Air Water, Inc.(1)	2,000	26,123
Aisin Seiki Co., Ltd.(1)	5,100	153,609
Ajinomoto Co., Inc.(1)	13,000	156,056
All Nippon Airways Co., Ltd.(1)	12,000	36,320
Amada Co., Ltd.(1)	11,000	68,789
Asahi Glass Co., Ltd.(1)	29,000	247,201
Asics Corp.(1)	2,000	24,028
Astellas Pharma, Inc.(1)	7,000	270,223
Bank of Yokohama, Ltd.(1)	4,000	19,093
Benesse Holdings, Inc.(1)	1,900	85,345
Casio Computer Co., Ltd.(1)	3,900	24,299
Central Japan Railway Co.(1)	35	280,763
Chugai Pharmaceutical Co., Ltd.(1)	3,700	56,532
Citizen Holdings Co., Ltd.(1)	7,800	45,494
Coca-Cola West Co., Ltd.(1)	1,800	30,534

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Cosmo Oil Co., Ltd.(1)	24,000	$66,291
Credit Saison Co., Ltd.(1)	1,600	29,216
Dai Nippon Printing Co., Ltd.(1)	12,000	117,810
Dai - ichi Life Insurance Co., Ltd.(1)	127	141,333
Daido Steel Co., Ltd.(1)	8,000	52,624
Daihatsu Motor Co., Ltd.(1)	6,000	105,456
Daiichi Sankyo Co., Ltd.(1)	10,200	183,544
Daito Trust Construction Co., Ltd.(1)	800	71,373
Daiwa House Industry Co., Ltd.(1)	5,000	60,270
Daiwa Securities Group, Inc.(1)	23,000	77,109
Dena Co., Ltd.(1)	1,450	44,990
Denki Kagaku Kogyo KK(1)	6,000	23,641
Denso Corp.(1)	10,700	305,825
Dentsu, Inc.(1)	3,000	87,245
East Japan Railway Co.(1)	6,200	379,459
Eisai Co., Ltd.(1)	4,000	154,414
Elpida Memory, Inc.†(1)	3,800	18,896
FANUC Corp.(1)	3,400	558,169
Fast Retailing Co., Ltd.(1)	900	145,760
Fuji Electric Co., Ltd.(1)	26,000	77,343
FUJIFILM Holdings Corp.(1)	10,800	261,205
Furukawa Electric Co., Ltd.(1)	30,000	68,566
Gree, Inc.(1)	1,300	43,608
GS Yuasa Corp.(1)	13,000	75,210
Hamamatsu Photonics KK(1)	2,000	73,847
Hino Motors, Ltd.(1)	10,000	61,621
Hirose Electric Co., Ltd.(1)	900	83,337
Hisamitsu Pharmaceutical Co., Inc.(1)	200	8,011
Hitachi Chemical Co., Ltd.(1)	900	17,417
Hitachi Construction Machinery Co., Ltd.(1)	4,800	85,237
Hitachi High - Technologies Corp.(1)	2,200	48,697
Hitachi Metals, Ltd.(1)	5,000	56,212
Honda Motor Co., Ltd.(1)	27,600	872,521
Ibiden Co., Ltd.(1)	3,000	71,041
Idemitsu Kosan Co., Ltd.(1)	1,000	106,776
Inpex Corp.(1)	36	241,938
Isetan Mitsukoshi Holdings, Ltd.(1)	6,000	58,822
Isuzu Motors, Ltd.(1)	30,000	141,676
J. Front Retailing Co., Ltd.(1)	4,000	17,674
Japan Real Estate Investment Corp.(1)	2	16,648
JGC Corp.(1)	6,000	150,722
JS Group Corp.(1)	7,600	144,286
JSR Corp.(1)	2,300	44,737
JTEKT Corp.(1)	6,700	66,144
Jupiter Telecommunications Co., Ltd.(1)	58	56,668
Kansai Paint Co., Ltd.(1)	1,000	9,516
Kao Corp.(1)	10,100	266,696
KDDI Corp.(1)	42	278,682
Keikyu Corp.(1)	4,000	35,215
Keio Corp.(1)	4,000	27,151
Keyence Corp.(1)	900	230,212
Kikkoman Corp.(1)	2,000	22,120
Kinden Corp.(1)	13,000	107,567
Kintetsu Corp.(1)	23,000	85,301
Koito Manufacturing Co., Ltd.(1)	2,000	27,859
Konica Minolta Holdings, Inc.(1)	89,000	673,966
Kubota Corp.(1)	28,000	254,943
Kuraray Co., Ltd.(1)	5,000	71,620
Kurita Water Industries, Ltd.(1)	3,900	104,531
Kyocera Corp.(1)	3,200	286,860
Kyowa Hakko Kirin Co., Ltd.(1)	2,000	23,631
Mabuchi Motor Co., Ltd.(1)	1,300	57,778
Makita Corp.(1)	3,100	108,241
Marui Group Co., Ltd.(1)	2,400	17,540
Maruichi Steel Tube, Ltd.(1)	1,400	30,928

Security Description	Shares	Value (Note 2)

Japan (continued)
Mazda Motor Corp.†(1)	39,000	$71,195
McDonald’s Holdings Co. Japan, Ltd.(1)	2,200	59,068
Medipal Holdings Corp.(1)	2,000	19,690
MEIJI Holdings Co., Ltd.(1)	1,200	52,115
Miraca Holdings, Inc.(1)	600	23,172
Mitsubishi Chemical Holdings Corp.(1)	26,000	150,642
Mitsubishi Estate Co., Ltd.(1)	18,000	301,229
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	29,777
Mitsubishi Materials Corp.(1)	40,000	112,607
Mitsubishi Motors Corp.†(1)	125,000	151,244
Mitsubishi Tanabe Pharma Corp.(1)	3,600	56,158
Mitsubishi UFJ Financial Group, Inc.(1)	194,200	843,693
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	1,170	44,695
Mitsui Chemicals, Inc.(1)	15,000	48,690
Mitsui Fudosan Co., Ltd.(1)	12,000	194,827
Mitsui O.S.K. Lines, Ltd.(1)	18,000	57,250
Mizuho Financial Group, Inc.(1)	363,900	477,345
MS&AD Insurance Group Holdings(1)	8,900	175,097
Murata Manufacturing Co., Ltd.(1)	3,900	230,976
Namco Bandai Holdings, Inc.(1)	3,200	46,208
NGK Insulators, Ltd.(1)	8,000	88,602
NGK Spark Plug Co., Ltd.(1)	4,000	51,224
NHK Spring Co., Ltd.(1)	3,000	27,370
Nidec Corp.(1)	2,800	252,878
Nikon Corp.(1)	5,800	136,324
Nippon Building Fund, Inc.(1)	4	36,767
Nippon Electric Glass Co., Ltd.(1)	10,000	103,133
Nippon Express Co., Ltd.(1)	8,000	30,400
Nippon Meat Packers, Inc.(1)	3,000	37,704
Nippon Sheet Glass Co., Ltd.(1)	35,000	67,510
Nippon Telegraph & Telephone Corp.(1)	8,800	433,552
Nippon Yusen KK(1)	28,000	62,468
Nissan Motor Co., Ltd.(1)	51,300	470,816
Nisshin Seifun Group, Inc.(1)	3,000	36,025
Nisshin Steel Co., Ltd.(1)	23,000	32,960
Nissin Foods Holdings Co., Ltd.(1)	1,600	61,304
Nitori Holdings Co., Ltd.(1)	750	70,145
Nitto Denko Corp.(1)	2,400	99,407
NKSJ Holdings, Inc.(1)	3,850	76,458
NOK Corp.(1)	2,400	42,076
Nomura Holdings, Inc.(1)	61,300	203,217
Nomura Research Institute, Ltd.(1)	2,800	61,960
NSK, Ltd.(1)	15,000	99,619
NTN Corp.(1)	17,000	67,614
NTT Data Corp.(1)	31	96,508
NTT DoCoMo, Inc.(1)	236	416,180
Obayashi Corp.(1)	27,000	113,075
Odakyu Electric Railway Co., Ltd.(1)	9,000	85,138
Omron Corp.(1)	6,000	128,219
Ono Pharmaceutical Co., Ltd.(1)	1,000	51,900
Oracle Corp.(1)	1,200	40,222
Oriental Land Co., Ltd.(1)	1,400	144,851
ORIX Corp.(1)	1,830	154,068
Osaka Gas Co., Ltd.(1)	44,000	167,924
Otsuka Corp.(1)	300	20,716
Otsuka Holdings Co., Ltd.(1)	5,000	137,171
Panasonic Corp.(1)	38,800	372,715
Rakuten, Inc.(1)	123	131,621
Resona Holdings, Inc.(1)	28,400	127,115
Rinnai Corp.(1)	600	45,791
Rohm Co., Ltd.(1)	2,200	105,310
Santen Pharmaceutical Co., Ltd.(1)	300	11,305
Secom Co., Ltd.(1)	4,100	184,818
Sekisui Chemical Co., Ltd.(1)	8,000	59,979
Sekisui House, Ltd.(1)	12,000	104,888

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sharp Corp.(1)	19,000	$194,248
Shimamura Co., Ltd.(1)	400	37,864
Shimano, Inc.(1)	1,300	63,572
Shimizu Corp.(1)	28,000	114,726
Shin - Etsu Chemical Co., Ltd.(1)	6,600	331,355
Shionogi & Co., Ltd.(1)	4,200	49,305
Shiseido Co., Ltd.(1)	7,300	135,504
Shizuoka Bank, Ltd.(1)	2,000	20,751
Showa Denko KK(1)	26,000	53,182
Showa Shell Sekiyu KK(1)	6,900	46,197
SMC Corp.(1)	1,300	215,708
Softbank Corp.(1)	12,100	407,683
Sony Financial Holdings, Inc.(1)	1,900	31,283
Square Enix Holdings Co., Ltd.(1)	700	14,371
Stanley Electric Co., Ltd.(1)	2,800	41,215
Sumco Corp.†(1)	2,700	22,852
Sumitomo Chemical Co., Ltd.(1)	33,000	125,962
Sumitomo Electric Industries, Ltd.(1)	23,200	252,686
Sumitomo Metal Industries, Ltd.(1)	91,000	160,777
Sumitomo Metal Mining Co., Ltd.(1)	14,000	188,894
Sumitomo Mitsui Financial Group, Inc.(1)	21,400	590,938
Sumitomo Mitsui Trust Holdings, Inc.(1)	43,000	131,861
Sumitomo Realty & Development Co., Ltd.(1)	5,000	99,200
Sumitomo Rubber Industries, Ltd.(1)	4,500	54,104
Suzuken Co., Ltd.(1)	600	15,533
Sysmex Corp.(1)	900	31,063
T&D Holdings, Inc.(1)	7,200	70,035
Taisei Corp.(1)	43,000	111,392
Taisho Pharmaceutical Holdings Co., Ltd.†	400	26,766
Taiyo Nippon Sanso Corp.(1)	6,000	43,822
Takashimaya Co., Ltd.(1)	2,000	14,278
Takeda Pharmaceutical Co., Ltd.(1)	12,600	515,991
TDK Corp.(1)	3,000	152,687
Teijin, Ltd.(1)	15,000	45,962
Terumo Corp.(1)	3,000	146,196
THK Co., Ltd.(1)	3,300	66,419
Tobu Railway Co., Ltd.(1)	13,000	65,976
Toho Co., Ltd.(1)	600	10,354
Toho Gas Co., Ltd.(1)	7,000	41,271
Tokio Marine Holdings, Inc.(1)	12,800	310,525
Tokyo Electron, Ltd.(1)	3,000	164,605
Tokyo Gas Co., Ltd.(1)	55,000	236,275
Tokyu Corp.(1)	20,000	96,578
TonenGeneral Sekiyu KK(1)	11,000	125,624
Toppan Printing Co., Ltd.(1)	13,000	95,676
Toray Industries, Inc.(1)	26,000	195,146
Tosoh Corp.(1)	10,000	29,477
TOTO, Ltd.(1)	10,000	81,313
Toyo Seikan Kaisha, Ltd.(1)	1,000	13,882
Toyo Suisan Kaisha, Ltd.(1)	1,000	24,555
Toyoda Gosei Co., Ltd.(1)	1,300	22,636
Toyota Boshoku Corp.(1)	1,600	17,886
Toyota Industries Corp.(1)	5,800	161,342
Trend Micro, Inc.(1)	1,600	49,117
Ube Industries, Ltd.(1)	15,000	42,450
Unicharm Corp.(1)	2,800	132,632
Ushio, Inc.(1)	4,800	72,608
USS Co., Ltd.(1)	290	25,148
West Japan Railway Co.(1)	3,400	140,658
Yahoo Japan Corp.(1)	311	98,419
Yakult Honsha Co., Ltd.(1)	1,900	58,486
Yamada Denki Co., Ltd.(1)	1,430	103,376
Yamaha Corp.(1)	2,300	22,270
Yamaha Motor Co., Ltd.†(1)	8,400	117,399
Yamato Holdings Co., Ltd.(1)	5,800	93,348

Security Description	Shares	Value (Note 2)

Japan (continued)
Yamato Kogyo Co., Ltd.(1)	1,000	$27,648
Yamazaki Baking Co., Ltd.(1)	3,000	39,872
Yaskawa Electric Corp.(1)	6,000	52,376

		25,970,561

Jersey — 0.3%
Petrofac, Ltd.(1)	32,401	740,681

Luxembourg — 0.3%
Millicom International Cellular SA(1)	6,879	744,481

Mauritius — 0.0%
Golden Agri - Resources, Ltd.(1)	149,000	84,379

Netherlands — 0.7%
ASML Holding NV(1)	17,739	692,169
ING Groep NV†(1)	109,988	857,727
Koninklijke KPN NV(1)	33,357	408,625

		1,958,521

New Zealand — 0.1%
Chorus, Ltd.†	3,461	8,891
Contact Energy, Ltd.†(1)	14,357	60,424
Fletcher Building, Ltd.(1)	19,574	92,610
Telecom Corp. of New Zealand, Ltd.(1)	17,306	27,659

		189,584

Norway — 0.4%
Statoil ASA(1)	37,846	979,678

Portugal — 0.5%
EDP - Energias de Portugal SA(1)	233,112	747,291
Galp Energia SGPS SA Class B(1)	26,212	439,231

		1,186,522

Singapore — 0.8%
Ascendas Real Estate Investment Trust(1)	20,000	32,137
CapitaLand, Ltd.(1)	49,000	99,388
CapitaMall Trust(1)	33,000	45,772
City Developments, Ltd.(1)	7,000	54,121
DBS Group Holdings, Ltd.(1)	29,000	288,731
Global Logistic Properties, Ltd.†(1)	30,000	43,720
Jardine Cycle & Carriage, Ltd.(1)	3,000	109,669
Oversea - Chinese Banking Corp., Ltd.(1)	42,000	268,444
Singapore Airlines, Ltd.(1)	11,000	90,325
Singapore Exchange, Ltd.(1)	10,000	49,224
Singapore Press Holdings, Ltd.(1)	35,000	108,146
Singapore Telecommunications, Ltd.(1)	135,000	327,825
United Overseas Bank, Ltd.(1)	21,000	255,449
Wilmar International, Ltd.(1)	53,000	214,895
Yangzijiang Shipbuilding Holdings, Ltd.(1)	113,000	81,681

		2,069,527

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA(1)	18,920	614,649
Banco Santander SA(1)	171,470	1,286,490
Ferrovial SA(1)	54,822	680,040
Repsol YPF SA(1)	31,723	961,044

		3,542,223

Sweden — 1.0%
Assa Abloy AB, Class B(1)	30,404	749,411
Atlas Copco AB, Class A(1)	38,029	817,324
Atlas Copco AB, Class B(1)	38,914	740,905
Getinge AB, Class B(1)	6,521	168,058
Nordea Bank AB(1)	21,728	173,374
Swedbank AB, Class A(1)	3,520	47,123

		2,696,195

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland — 3.5%
ACE, Ltd.	21,247	$1,477,304
Aryzta AG(1)	15,321	738,303
Credit Suisse Group AG†(1)	4,779	115,862
Geberit AG†(1)	1,481	283,647
Holcim, Ltd.†(1)	14,070	788,117
Lindt & Spruengli AG(1)	19	670,105
Lindt & Spruengli AG (Participation Certificate)(1)	231	705,910
Novartis AG(1)	25,946	1,400,120
Roche Holding AG(1)	11,478	1,825,651
UBS AG†(1)	84,417	1,037,685

		9,042,704

United Kingdom — 8.3%
Anglo American PLC(1)	30,877	1,179,969
Antofagasta PLC(1)	37,991	711,526
Associated British Foods PLC(1)	41,639	727,226
AstraZeneca PLC(1)	28,766	1,332,295
Aviva PLC(1)	157,190	774,276
BG Group PLC(1)	65,531	1,406,311
BHP Billiton PLC(1)	43,154	1,329,636
British Land Co. PLC(1)	12,891	100,460
British Sky Broadcasting Group PLC(1)	68,140	822,027
BT Group PLC(1)	298,551	894,094
Bunzl PLC(1)	8,895	116,332
Burberry Group PLC(1)	10,731	215,114
Cairn Energy PLC†(1)	155,582	668,872
Eurasian Natural Resources Corp. PLC(1)	15,656	164,480
GlaxoSmithKline PLC(1)	83,814	1,857,169
HSBC Holdings PLC(1)	262,852	2,049,831
International Power PLC(1)	139,656	738,196
Kingfisher PLC(1)	183,559	739,684
London Stock Exchange Group PLC(1)	15,163	205,737
Marks & Spencer Group PLC(1)	146,596	763,428
Pearson PLC(1)	34,744	629,991
Reckitt Benckiser Group PLC(1)	18,850	952,838
Rexam PLC(1)	129,511	702,542
Royal Bank of Scotland Group PLC†(1)	301,626	100,805
Schroders PLC(1)	2,215	46,890
SSE PLC(1)	41,305	855,708
Tullow Oil PLC(1)	22,514	491,934
Xstrata PLC(1)	63,190	1,017,779

		21,595,150

United States — 47.3%
Aetna, Inc.	13,035	545,124
Aflac, Inc.#	18,517	804,378
Allergan, Inc.	19,794	1,657,154
Amazon.com, Inc.†	4,161	800,119
Amgen, Inc.	35,938	2,081,170
Annaly Capital Management, Inc.#	34,425	553,210
Apache Corp.	18,422	1,831,884
Apple, Inc.†	14,528	5,552,602
Automatic Data Processing, Inc.	7,813	399,166
Avery Dennison Corp.	12,039	315,542
Avon Products, Inc.	34,479	586,143
Bank of New York Mellon Corp.	21,009	408,835
Bed Bath & Beyond, Inc.†	4,655	281,674
BlackRock, Inc.	7,562	1,300,966
BorgWarner, Inc.†#	6,159	406,001
Bristol - Myers Squibb Co.	65,780	2,152,322
Campbell Soup Co.#	45,407	1,480,268
Capital One Financial Corp.	24,802	1,107,657
CenterPoint Energy, Inc.	15,123	300,948
Chesapeake Energy Corp.#	18,926	479,585
Chubb Corp.#	669	45,117
Citigroup, Inc.	48,206	1,324,701

Security Description	Shares	Value (Note 2)

United States (continued)
Clorox Co.#	23,828	$1,547,867
CME Group, Inc.	415	103,451
Coach, Inc.	3,187	199,474
Colgate - Palmolive Co.	22,045	2,017,117
Comcast Corp., Class A	91,409	2,072,242
Costco Wholesale Corp.	6,959	593,603
CSX Corp.	75,954	1,648,961
Cummins, Inc.	11,723	1,129,277
CVS Caremark Corp.	52,863	2,053,199
Dell, Inc.†	24,849	391,620
Denbury Resources, Inc.†#	10,065	170,099
Devon Energy Corp.	26,646	1,744,247
Diamond Offshore Drilling, Inc.#	15,718	945,438
DIRECTV, Class A†	13,151	620,990
Dr Pepper Snapple Group, Inc.#	3,115	113,791
Eaton Corp.	23,714	1,064,996
Ecolab, Inc.#	7,357	419,496
EMC Corp.†#	37,605	865,291
Endo Pharmaceuticals Holdings, Inc.†#	11,527	394,569
Equity Residential#	2,817	155,470
Estee Lauder Cos., Inc., Class A	1,498	176,734
Expedia, Inc.	2,381	66,228
FedEx Corp.#	21,116	1,754,317
Fluor Corp.	18,414	1,009,455
Forest Laboratories, Inc.†	18,067	541,287
Franklin Resources, Inc.#	798	80,454
Frontier Communications Corp.#	33,343	190,722
General Mills, Inc.	18,147	724,973
Gilead Sciences, Inc.†	6,301	251,095
Google, Inc., Class A†	4,949	2,966,381
Halliburton Co.	30,883	1,136,494
Hershey Co.#	27,478	1,584,931
Hess Corp.	12,022	723,965
Hewlett - Packard Co.#	16,528	461,958
Hospira, Inc.†#	2,317	65,316
Humana, Inc.	4,285	379,994
Intel Corp.#	120,194	2,994,033
International Business Machines Corp.#	21,723	4,083,924
Intuitive Surgical, Inc.†	203	88,145
Iron Mountain, Inc.#	12,366	375,555
JPMorgan Chase & Co.	48,268	1,494,860
Kellogg Co.#	32,335	1,589,589
Kohl’s Corp.#	11,385	612,513
Loews Corp.	2,359	90,656
Lowe’s Cos., Inc.	78,363	1,881,496
M&T Bank Corp.#	2,822	205,950
Marsh & McLennan Cos., Inc.	8,153	246,139
Mastercard, Inc., Class A	2,388	894,425
Mattel, Inc.#	3,409	98,213
McGraw - Hill Cos., Inc.	3,284	140,227
McKesson Corp.	20,537	1,669,863
MetLife, Inc.	44,268	1,393,557
Microsoft Corp.	139,817	3,576,519
Morgan Stanley	26,785	396,150
Mosaic Co.	8,302	438,014
Mylan, Inc.†#	25,501	498,035
National Oilwell Varco, Inc.#	13,962	1,001,075
News Corp., Class A	100,189	1,747,296
NIKE, Inc., Class B	17,711	1,703,444
Noble Energy, Inc.	9,356	920,537
NSTAR#	23,746	1,080,206
NYSE Euronext	7,198	205,575
Omnicom Group, Inc.	6,148	265,409
Oneok, Inc.	7,602	632,182
Oracle Corp.	49,875	1,563,581

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Parker Hannifin Corp.#	15,564	$1,288,388
PepsiCo, Inc.	40,831	2,613,184
Perrigo Co.	6,792	664,937
Pitney Bowes, Inc.#	20,746	386,498
PNC Financial Services Group, Inc.	16,437	891,050
PPG Industries, Inc.#	6,013	527,641
Praxair, Inc.	13,888	1,416,576
Progressive Corp.	31,920	602,011
Prudential Financial, Inc.	11,801	597,603
Public Storage	978	128,998
QUALCOMM, Inc.	45,284	2,481,563
Republic Services, Inc.#	50,794	1,394,295
Simon Property Group, Inc.	9,846	1,224,252
Southern Copper Corp.	27,627	860,029
Spectra Energy Corp.	58,281	1,714,627
Sprint Nextel Corp.†#	3,589	9,690
St. Jude Medical, Inc.	7,450	286,378
Starbucks Corp.	20,143	875,818
Stryker Corp.	4,183	204,256
Sysco Corp.#	30,399	867,587
T. Rowe Price Group, Inc.#	2,223	126,177
Time Warner, Inc.#	53,945	1,878,365
Towers Watson & Co., Class A	3,061	199,455
UnitedHealth Group, Inc.	43,510	2,121,983
US Bancorp	60,402	1,565,620
Viacom, Inc., Class B	29,772	1,332,595
Visa, Inc., Class A	16,618	1,611,447
Walt Disney Co.#	61,357	2,199,648
Watson Pharmaceuticals, Inc.†#	11,305	730,529
WellPoint, Inc.#	21,260	1,499,893
Wells Fargo & Co.	118,140	3,055,100
Williams Cos., Inc.	34,132	1,101,781
Zimmer Holdings, Inc.†	10,217	516,469

		123,641,679

Total Common Stock
(cost $262,537,668)		253,855,815

PREFERRED STOCK — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG(1) (cost $538,954)	13,164	690,130

Total Long-Term Investment Securities
(cost $263,076,622)		254,545,945

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.3%
Collective Investment Pool — 3.2%
Navigator Securities Lending Prime Portfolio(4)(5)	8,335,371	$8,335,371

Time Deposits — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$4,659,000	4,659,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.00% due 03/15/12@	900,000	899,969

Total Short-Term Investment Securities
(cost $13,894,371)		13,894,340

TOTAL INVESTMENTS —
(cost $276,970,993)(6)	102.8%	268,440,285
Liabilities in excess of other assets	(2.8)	(7,335,238)

NET ASSETS —	100.0%	$261,105,047

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $108,208,540 representing 41.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(5)	At November 30, 2011, the Fund had loaned securities with a total value of $8,999,250. This was secured by collateral of $8,335,371, which was received in cash and subsequently invested in short-term investments currently valued at $8,335,371 as reported in the portfolio of investments. The remaining collateral of $614,169 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/2014
Federal Home Loan Mortgage Corp.	4.00% to 5.00%	03/15/32 - 06/15/40
Federal National Mortgage Corp.	4.00%	08/25/41
United States Treasury Bills	zero coupon	12/22/11

(6)	See Note 5 for cost of investments on a tax basis.

NYSE—New York Stock Exchange

PPS—Price Protected Shares

RSP—Risparmio Savings Shares

TSX—Toronto Stock Exchange

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
100	Long	S&P 500 E-Mini Index	December 2011	$5,785,300	$6,230,000	$444,700

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$15,480,845	$—		$3,103	$15,483,948
Japan	26,766	25,943,795	#	—	25,970,561
United Kingdom	—	21,595,150	#	—	21,595,150
United States	123,641,679	—		—	123,641,679
Other Countries*	7,185,012	59,979,465	#	0	67,164,477
Preferred Stock	—	690,130	#	—	690,130
Short Term Investment Securities:
Collective Investment Pool	—	8,335,371		—	8,335,371
Time Deposits	—	4,659,000		—	4,659,000
U.S. Government Treasuries	—	899,969		—	899,969
Other Financial Instruments:†
Open Futures Contracts - Appreciation	444,700	—		—	444,700

Total	$146,779,002	$122,102,880		$3,103	$268,884,985

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $108,208,540 representing 41.4% of net assets. See Note 2.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	3,103
Transfers out of Level 3 (2)	—

Balance as of 11/30/2011	$3,103

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$ —

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Sovereign	33.2%
Medical — Drugs	5.9
Collective Investment Pool	5.2
Oil Companies — Integrated	5.2
Diversified Banking Institutions	3.2
Telecom Services	2.9
Insurance — Reinsurance	2.1
Foreign Government Treasuries	2.0
Cable/Satellite TV	1.8
Insurance — Multi-line	1.8
Telephone — Integrated	1.7
Medical — Biomedical/Gene	1.6
Oil Companies — Exploration & Production	1.6
Cellular Telecom	1.6
Banks — Commercial	1.5
Electronic Components — Semiconductors	1.4
Internet Security	1.4
Auto — Cars/Light Trucks	1.3
Networking Products	1.2
Diversified Manufacturing Operations	1.2
Multimedia	1.1
Retail — Drug Store	1.0
Enterprise Software/Service	1.0
Electric — Integrated	1.0
Transport — Services	0.9
U.S. Municipal Bonds & Notes	0.9
Applications Software	0.9
Food — Retail	0.9
U.S. Government Agencies	0.9
Insurance — Property/Casualty	0.8
Import/Export	0.8
Retail — Discount	0.7
Chemicals — Diversified	0.7
Retail — Building Products	0.7
Medical Labs & Testing Services	0.7
Semiconductor Components — Integrated Circuits	0.7
Aerospace/Defense	0.7
Containers — Metal/Glass	0.7
Medical — Generic Drugs	0.7
Metal — Iron	0.7
Insurance — Life/Health	0.6
Time Deposits	0.6
SupraNational Banks	0.6
Banks — Fiduciary	0.6
Finance — Credit Card	0.6
Electronic Components — Misc.	0.6
Security Services	0.5
Medical Instruments	0.5
Consulting Services	0.5
Food — Misc.	0.5
Building Products — Cement	0.4
Publishing — Books	0.4
Retail — Major Department Stores	0.4
Photo Equipment & Supplies	0.4
Steel — Specialty	0.4
Rubber — Tires	0.4
Diversified Financial Services	0.4
Oil — Field Services	0.3
Distribution/Wholesale	0.3
Toys	0.3
Computers — Integrated Systems	0.3
Therapeutics	0.3
Real Estate Operations & Development	0.2
Medical — Hospitals	0.2
Machinery — General Industrial	0.2
Chemicals — Specialty	0.2

105.0%

*	Calculated as a percentage of net assets

Country Allocation*

United States	28.3%
United Kingdom	9.9
South Korea	7.6
France	4.6
Brazil	4.4
Japan	4.2
Germany	4.1
Poland	4.0
Indonesia	4.0
Switzerland	3.2
Sweden	3.2
Mexico	2.5
Norway	2.5
Australia	2.4
Netherlands	2.2
Russia	1.9
Singapore	1.8
Italy	1.6
Malaysia	1.3
Hungary	1.1
Ireland	0.9
Israel	0.9
Lithuania	0.9
China	0.8
Spain	0.8
Taiwan	0.7
Bermuda	0.7
Hong Kong	0.6
Canada	0.6
SupraNational	0.6
Thailand	0.4
Vietnam	0.4
Jersey	0.3
Venezuela	0.3
Argentina	0.3
Austria	0.3
South Africa	0.2
Turkey	0.2
Egypt	0.2
Ukraine	0.1

105.0%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 60.4%
Austria — 0.3%
Telekom Austria AG(1)	120,080	$1,393,356

Bermuda — 0.7%
PartnerRe, Ltd.	48,300	3,174,276

Canada — 0.6%
Talisman Energy, Inc.	215,300	2,946,799

China — 0.8%
China Telecom Corp., Ltd.(1)	6,276,000	3,831,381

France — 4.6%
Alstom SA(1)	33,920	1,178,634
AXA SA(1)	185,245	2,694,669
Cie Generale des Etablissements Michelin, Class B(1)	26,440	1,687,236
Credit Agricole SA(1)	223,250	1,443,750
France Telecom SA ADR#	169,382	2,925,227
GDF Suez(1)	26,730	751,027
Ipsen SA(1)	4,770	138,163
Sanofi(1)	57,002	3,990,014
Thales SA(1)	38,830	1,228,142
Total SA#(1)	73,870	3,815,946
Vivendi SA(1)	65,704	1,516,178

		21,368,986

Germany — 4.1%
Deutsche Post AG(1)	108,907	1,645,338
E.ON AG(1)	70,267	1,739,377
Merck KGaA(1)	35,040	3,480,257
Muenchener Rueckversicherungs AG(1)	24,120	3,050,132
Rhoen-Klinikum AG(1)	62,626	1,183,294
SAP AG ADR#	76,930	4,612,723
Siemens AG ADR	35,540	3,604,111

		19,315,232

Hong Kong — 0.6%
Cheung Kong Holdings, Ltd.(1)	106,324	1,226,651
Citic Pacific, Ltd.(1)	928,700	1,763,709

		2,990,360

Ireland — 0.4%
CRH PLC(1)	105,621	2,038,024

Italy — 1.6%
ENI SpA(1)	159,723	3,384,984
Intesa Sanpaolo SpA(1)	570,988	950,925
UniCredit SpA†#(1)	2,777,850	2,900,727

		7,236,636

Japan — 4.2%
ITOCHU Corp.(1)	360,700	3,664,393
Konica Minolta Holdings, Inc.#(1)	240,500	1,821,223
Mitsubishi UFJ Financial Group, Inc.#(1)	128,300	557,394
Nintendo Co., Ltd.#(1)	9,424	1,429,035
Nissan Motor Co., Ltd.#(1)	284,800	2,613,807
NKSJ Holdings, Inc.#(1)	124,499	2,472,460
Toyota Motor Corp. ADR	48,610	3,203,885
Trend Micro, Inc.(1)	124,500	3,821,892

		19,584,089

Jersey — 0.3%
Wolseley PLC(1)	51,273	1,537,644

Netherlands — 2.2%
Akzo Nobel NV(1)	65,620	3,332,151
ING Groep NV CVA†(1)	319,941	2,495,018

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Koninklijke Philips Electronics NV(1)	123,156	$2,506,217
Reed Elsevier NV(1)	172,373	2,034,132

		10,367,518

Norway — 1.8%
Statoil ASA(1)	160,440	4,153,134
Telenor ASA(1)	234,892	4,014,355

		8,167,489

Russia — 0.3%
Gazprom OAO ADR	105,600	1,214,400

Singapore — 1.8%
DBS Group Holdings, Ltd.#(1)	415,095	4,132,791
Singapore Telecommunications, Ltd.#(1)	1,667,000	4,048,031
Singapore Telecommunications, Ltd. - 10(1)	176,000	428,022

		8,608,844

South Korea — 1.8%
KB Financial Group, Inc. ADR	47,920	1,672,408
Samsung Electronics Co., Ltd.(1)	7,457	6,769,974

		8,442,382

Spain — 0.8%
Telefonica SA ADR	188,349	3,531,544

Switzerland — 3.2%
ACE, Ltd.#	44,767	3,112,650
Basilea Pharmaceutica†(1)	2,260	78,322
Credit Suisse Group AG†(1)	75,740	1,836,233
Lonza Group AG†(1)	16,960	1,038,749
Novartis AG(1)	30,850	1,664,753
Roche Holding AG(1)	26,730	4,251,582
Swiss Re AG†(1)	58,350	3,073,933

		15,056,222

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,299,914	3,273,527

Thailand — 0.4%
Bangkok Bank PCL(1)	355,200	1,845,491

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR†	72,090	908,334

United Kingdom — 8.3%
Aviva PLC(1)	589,370	2,903,078
BAE Systems PLC(1)	454,309	1,960,875
BP PLC(1)	384,945	2,799,023
G4S PLC(1)	629,653	2,533,969
GlaxoSmithKline PLC(1)	193,456	4,286,641
HSBC Holdings PLC(1)	339,183	2,675,022
Kingfisher PLC(1)	316,000	1,273,380
Marks & Spencer Group PLC(1)	357,420	1,861,337
Rexam PLC(1)	565,810	3,069,279
Royal Dutch Shell PLC, Class A(1)	1,405	49,243
Royal Dutch Shell PLC, Class B(1)	108,186	3,897,272
Tesco PLC(1)	633,650	4,041,317
Unilever PLC(1)	66,925	2,248,538
Vodafone Group PLC ADR	180,767	4,907,824

		38,506,798

United States — 20.7%
American Express Co.	57,510	2,762,780
Amgen, Inc	90,850	5,261,123
Baker Hughes, Inc	28,200	1,540,002
Bank of New York Mellon Corp.	142,050	2,764,293

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(5)		Value (Note 2)

COMMON STOCK (continued)
United States (continued)
Brocade Communications Systems, Inc.†		220,530	$1,186,451
Chesapeake Energy Corp.#		130,890	3,316,753
Chevron Corp		34,110	3,507,190
Cisco Systems, Inc.		299,580	5,584,171
Citigroup, Inc.		94,560	2,598,509
Comcast Corp., Special Class A#		212,835	4,758,991
CVS Caremark Corp.		121,410	4,715,564
General Electric Co.		121,150	1,927,497
Gilead Sciences, Inc.†		59,360	2,365,496
Home Depot, Inc.		51,890	2,035,126
Isis Pharmaceuticals, Inc.†#		44,540	330,487
JPMorgan Chase & Co.		86,650	2,683,550
Medtronic, Inc.#		66,020	2,405,109
Merck & Co., Inc.		137,440	4,913,480
Microsoft Corp.		159,614	4,082,926
News Corp., Class A#		170,147	2,967,364
Onyx Pharmaceuticals, Inc.†		18,710	825,111
Pfizer, Inc.		247,019	4,957,671
PG&E Corp.		52,770	2,049,587
Progressive Corp.		80,370	1,515,778
Quest Diagnostics, Inc.#		55,990	3,284,373
SAIC, Inc.†#		194,430	2,342,882
Sprint Nextel Corp.†#		567,400	1,531,980
Symantec Corp.†		171,920	2,810,892
Target Corp.		65,403	3,446,738
Time Warner Cable, Inc.#		61,908	3,744,196
Time Warner, Inc.#		71,812	2,500,494
United Parcel Service, Inc., Class B		39,100	2,805,425
Watson Pharmaceuticals, Inc.†#		47,060	3,041,017

			96,563,006

Total Common Stock
(cost $304,307,108)			281,902,338

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Petroleo Brasileiro SA ADR		99,680	2,498,978
Vale SA ADR		138,280	3,024,183

Total Preferred Stock
(cost $4,700,289)			5,523,161

FOREIGN GOVERNMENT AGENCIES — 33.8%
Argentina — 0.3%
Republic of Argentina FRS Senior Bonds 0.44% due 08/03/12		11,593,000	1,403,912

Australia — 2.4%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/13	AUD	340,000	359,590
New South Wales Treasury Corp. Local Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,596,589
New South Wales Treasury Corp. Local Government Guar Bonds 6.00% due 05/01/12#	AUD	110,000	114,018
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,715,217
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/21/13	AUD	720,000	764,379
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	3,925,000	4,072,557

Security Description	Principal Amount(5)		Value (Note 2)

Australia (continued)
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/13	AUD	390,000	$426,593

			11,048,943

Brazil — 3.2%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	3,162,064
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	5,901,673
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,146,124
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,694,348
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,888,596

			14,792,805

Hungary — 1.1%
Republic of Hungary Senior Bonds 3.50% due 07/18/16	EUR	135,000	144,267
Republic of Hungary Senior Bonds 3.88% due 02/24/20	EUR	495,000	462,998
Republic of Hungary Senior Bonds 4.38% due 07/04/17	EUR	685,000	724,658
Republic of Hungary Senior Bonds 5.75% due 06/11/18	EUR	2,165,000	2,418,052
Republic of Hungary Senior Bonds 6.25% due 01/29/20#		910,000	830,375
Republic of Hungary Senior Notes 6.38% due 03/29/21#		400,000	370,000

			4,950,350

Indonesia — 4.0%
Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	133,000
Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,508,700
Republic of Indonesia Senior Bonds 9.00% due 09/15/18	IDR	2,780,000,000	350,649
Republic of Indonesia Senior Bonds 9.50% due 07/15/23	IDR	7,720,000,000	1,015,232
Republic of Indonesia Senior Bonds 10.00% due 02/15/28	IDR	6,235,000,000	848,757
Republic of Indonesia Senior Bonds 10.25% due 07/15/22	IDR	1,280,000,000	175,572
Republic of Indonesia Senior Bonds 10.25% due 07/15/27	IDR	1,640,000,000	225,599

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Indonesia (continued)
Republic of Indonesia Senior Bonds 10.75% due 05/15/16	IDR	39,900,000,000	$5,215,193
Republic of Indonesia Senior Bonds 11.00% due 11/15/20	IDR	21,782,000,000	3,078,698
Republic of Indonesia Senior Bonds 11.63% due 03/04/19*		1,120,000	1,638,000
Republic of Indonesia Senior Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,486,617
Republic of Indonesia Senior Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,353,532
Republic of Indonesia Senior Bonds 14.28% due 12/15/13	IDR	4,200,000,000	540,117

			18,569,666

Ireland — 0.5%
Republic of Ireland Bonds 4.00% due 01/15/14	EUR	322,000	386,601
Republic of Ireland Bonds 4.40% due 06/18/19	EUR	196,000	198,182
Republic of Ireland Notes 4.50% due 10/18/18	EUR	159,000	160,236
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	261,000	256,015
Republic of Ireland Bonds 4.60% due 04/18/16	EUR	192,000	215,618
Republic of Ireland Notes 5.00% due 10/18/20	EUR	408,000	394,336
Republic of Ireland Notes 5.40% due 03/13/25	EUR	484,000	470,951
Republic of Ireland Bonds 5.90% due 10/18/19	EUR	464,000	511,251

			2,593,190

Israel — 0.3%
State of Israel Bonds 3.50% due 09/30/13	ILS	5,225,000	1,416,457
State of Israel Bonds 5.00% due 03/31/13	ILS	434,000	122,723

			1,539,180

Lithuania — 0.9%
Republic of Lithuania Notes 6.13% due 03/09/21#*		240,000	233,400
Republic of Lithuania Senior Bonds 7.38% due 02/11/20*		3,560,000	3,773,600

			4,007,000

Security Description	Principal Amount(5)		Value (Note 2)

Malaysia — 0.7%
Government of Malaysia Senior Bonds 2.51% due 08/27/12	MYR	205,000	$64,302
Government of Malaysia Senior Bonds 2.71% due 02/14/12	MYR	10,000	3,145
Government of Malaysia Senior Bonds 3.46% due 07/31/13	MYR	6,960,000	2,207,521
Government of Malaysia Senior Bonds 3.72% due 06/15/12	MYR	129,000	40,752
Government of Malaysia Senior Bonds 3.81% due 02/15/17	MYR	3,115,000	998,894

			3,314,614

Mexico — 2.5%
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,556,664
United Mexican States Bonds 8.00% due 12/19/13	MXN	47,120,000	3,680,148
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,298,209
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	352,534
United Mexican States Bonds 9.00% due 06/20/13	MXN	22,280,000	1,740,163

			11,627,718

Norway — 0.1%
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	381,808

Poland — 4.0%
Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	1,904,531
Government of Poland Bonds zero coupon due 07/25/12	PLN	120,000	34,737
Government of Poland Bonds zero coupon due 10/25/12	PLN	600,000	171,517
Government of Poland Bonds zero coupon due 01/25/13	PLN	2,520,000	711,929
Government of Poland Bonds zero coupon due 07/25/13	PLN	1,390,000	383,187
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,370,000	7,561,600
Government of Poland Bonds 5.00% due 10/24/13	PLN	1,140,000	340,646
Government of Poland Bonds 5.25% due 04/25/13	PLN	465,000	139,514

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Poland (continued)
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	$1,629,826
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	466,934
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	2,685,521
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	2,836,150

			18,866,092

Russia — 1.6%
Russian Federation Senior Bonds 7.50% due 03/31/30*(2)		6,325,960	7,417,188

South Africa — 0.2%
Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	376,723
Republic of South Africa Senior Notes 5.88% due 05/30/22		700,000	789,250

			1,165,973

South Korea — 5.8%
KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/13	KRW	1,104,000,000	985,635
Republic of South Korea Senior Bonds 3.00% due 12/10/13	KRW	2,347,200,000	2,039,014
Republic of South Korea Senior Bonds 3.75% due 06/10/13	KRW	5,638,000,000	5,047,409
Republic of South Korea Senior Bonds 4.00% due 06/10/12	KRW	7,473,970,000	6,559,401
Republic of South Korea Senior Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,635,004
Republic of South Korea Senior Bonds 4.75% due 12/10/11	KRW	4,292,430,000	3,757,114
Republic of South Korea Senior Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,992,176
Republic of South Korea Senior Bonds 5.25% due 03/10/13	KRW	622,970,000	557,381
Republic of South Korea Senior Bonds 7.13% due 04/16/19		470,000	584,218

			27,157,352

SupraNational — 0.6%
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/19		1,090,000	1,325,917
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,518,327

			2,844,244

Security Description	Principal Amount(5)		Value (Note 2)

Sweden — 3.2%
Kingdom of Sweden Bonds 1.50% due 08/30/13	SEK	35,000,000	$5,233,394
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	62,065,000	9,510,907

			14,744,301

Ukraine — 0.1%
Government of Ukraine Senior Notes 7.95% due 02/23/21*		770,000	662,005

United Kingdom — 1.6%
United Kingdom Gilt Treasury Bonds 3.25% due 12/07/11	GBP	1,566,000	2,458,051
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	1,330,000	2,112,051
United Kingdom Gilt Treasury Bonds 5.25% due 06/07/12	GBP	1,680,000	2,701,093

			7,271,195

Venezuela — 0.3%
Republic of Venezuela Senior Notes 10.75% due 09/19/13#		1,415,000	1,418,538

Vietnam — 0.4%
Republic of Vietnam Senior Bonds 6.75% due 01/29/20#*		1,695,000	1,694,035

Total Foreign Government Agencies
(cost $146,650,938)			157,470,109

MUNICIPAL BONDS & NOTES — 0.9%
United States — 0.9%
California State General Obligation 6.00% due 04/01/38		3,140,000	3,463,766
California State General Obligation Bonds 7.63% due 03/01/40		685,000	819,842

Total Municipal Bonds & Notes
(cost $3,888,476)			4,283,608

Total Long-Term Investment Securities
(cost $459,546,811)			449,179,216

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Collective Investment Pool — 5.2%
Navigator Securities Lending Prime Portfolio(3)(4) (cost $24,171,041)		24,171,041	24,171,041

Foreign Government Treasuries — 2.0%
Egypt Treasury Bills
10.46% due 12/06/11	EGP	800,000	133,053
10.50% due 12/06/11	EGP	375,000	62,369
10.51% due 12/06/11	EGP	800,000	133,053
12.19% due 02/21/12	EGP	2,850,000	460,144

			788,619

Israel Treasury Bills
2.28% due 12/07/11	ILS	2,735,000	727,416
2.35% due 01/04/12	ILS	8,210,000	2,179,707

			2,907,123

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(5)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Treasuries (continued)
Bank Negara Malaysia Monetary Notes
2.12% due 06/26/12	MYR	435,000	$135,290
2.70% due 12/29/11	MYR	1,150,000	361,063
2.70% due 01/31/12	MYR	30,000	9,395
2.75% due 12/01/11	MYR	125,000	39,327
2.75% due 12/15/11	MYR	5,315,000	1,670,437
2.75% due 02/09/12	MYR	170,000	53,201
2.75% due 02/21/12	MYR	35,000	10,942
2.78% due 03/29/12	MYR	20,000	6,233
2.79% due 03/01/12	MYR	15,000	4,686
2.80% due 03/29/12	MYR	10,000	3,117
2.80% due 06/14/12	MYR	520,000	161,134
2.87% due 04/12/12	MYR	70,000	21,795
2.88% due 12/15/11	MYR	1,560,000	490,288

			2,966,908

Government of Malaysia
2.75% due 02/24/12	MYR	10,000	3,126
2.75% due 03/23/12	MYR	10,000	3,118

			6,244

Kingdom of Norway
2.45% due 12/21/11	NOK	3,630,000	627,659
2.52% due 03/21/12#	NOK	2,160,000	606,422
2.54% due 03/21/12#	NOK	7,120,000	1,226,626
2.60% due 03/21/12#	NOK	3,520,000	372,122

			2,832,829

Total Foreign Government Treasuries
(cost $9,998,524)			9,501,723

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $2,903,000)		$2,903,000	2,903,000

U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.00% due 12/01/11 (cost $4,005,000)		4,005,000	4,005,000

Total Short-Term Investment Securities
(cost $41,077,565)			40,580,764

TOTAL INVESTMENTS —
(cost $500,624,376)(6)		105.0%	489,759,980
Liabilities in excess of other assets		(5.0)	(23,442,321)

NET ASSETS —		100.0%	$466,317,659

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $16,926,928 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $149,525,151 representing 32.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of November 30, 2011.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At November 30, 2011, the Fund had loaned securities with a total value of $24,174,230. This was secured by collateral of $24,171,041, which was received in cash and subsequently invested in short-term investments currently valued at $24,171,041 as reported in the portfolio of investments. The remaining collateral of $20,905 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	7/15/2014
Federal Home Loan Mtg. Corp.	4.00% to 5.00%	03/15/32 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/15/37 to 08/25/41
U.S. Treasury Bills	zero coupon	12/22/2011

(5)	Denominated in United States Dollars unless otherwise indicated.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	EUR	462,350	USD	597,819	01/13/2012	$–	$(23,697)
	EUR	375,660	USD	500,642	01/19/2012	–	(4,368)
	EUR	1,640,000	USD	2,210,720	02/09/2012	5,579	–
	EUR	1,399,000	USD	1,897,044	02/10/2012	15,931	–
	EUR	181,000	USD	253,599	07/19/2012	9,898	–
	EUR	221,308	USD	314,390	08/06/2012	16,369	–
	EUR	80,327	USD	115,510	08/23/2012	7,322	–
	EUR	133,913	USD	192,112	08/24/2012	11,750	–
	EUR	854,436	NOK	6,799,000	08/27/2012	14,711	–
	EUR	290,394	USD	417,908	08/27/2012	26,779	–
	EUR	82,816	USD	116,282	09/10/2012	4,725	–
	EUR	80,778	USD	112,928	09/12/2012	4,115	–
	EUR	230,698	USD	315,554	09/14/2012	4,787	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	EUR	54,521	USD	75,577	09/19/2012	$2,131	$–
	EUR	131,194	USD	178,492	09/24/2012	1,753	–
	EUR	45,404	USD	62,390	10/24/2012	1,212	–
	EUR	345,709	USD	479,637	10/25/2012	13,821	–
	USD	993,776	AUD	1,064,000	12/12/2011	99,169	–
	USD	145,202	GBP	91,643	01/24/2012	–	(1,491)
	USD	95,224	GBP	60,543	01/27/2012	–	(285)
	USD	7,682	GBP	4,872	02/01/2012	–	(42)
	USD	135,141	SGD	172,151	02/09/2012	–	(801)
	USD	157,062	CLP	77,400,000	02/13/2012	–	(8,256)
	USD	400,023	GBP	251,053	02/14/2012	–	(6,409)
	USD	379,603	SGD	485,000	02/17/2012	–	(1,100)
	USD	271,949	CLP	133,500,000	02/29/2012	–	(15,730)
	USD	135,883	CLP	66,800,000	03/01/2012	–	(7,691)
	USD	271,744	GBP	169,537	03/12/2012	–	(6,008)
	USD	885,025	GBP	557,166	03/30/2012	–	(11,866)

						240,052	(87,744)

Citibank N.A.	EUR	1,203,000	USD	1,556,093	01/10/2012	–	(60,999)
	EUR	375,660	USD	485,548	01/13/2012	–	(19,434)
	EUR	2,172,000	USD	2,934,177	02/08/2012	13,739	–
	EUR	97,289	USD	136,589	08/08/2012	5,574	–
	EUR	27,522	USD	38,725	08/09/2012	1,662	–
	EUR	134,537	USD	187,298	10/26/2012	6,019	–
	USD	96,436	GBP	61,025	01/24/2012	–	(739)
	USD	62,102	GBP	39,261	02/01/2012	–	(539)
	USD	408,905	GBP	257,222	02/16/2012	–	(5,628)
	USD	674,724	CLP	327,410,000	02/27/2012	–	(46,209)
	USD	1,347,006	AUD	1,433,000	03/19/2012	109,495	–
	USD	327,940	CLP	159,543,000	04/30/2012	–	(22,906)
	USD	162,211	CLP	79,240,000	05/31/2012	–	(10,996)

						136,489	(167,450)

Credit Suisse AG	USD	484,235	SGD	622,000	03/26/2012	1,425	–
	USD	531,011	GBP	334,116	04/02/2012	–	(7,419)
	USD	957,175	SGD	1,146,600	08/06/2012	–	(59,788)

						1,425	(67,207)

Deutsche Bank AG	AUD	2,129,500	USD	2,184,867	12/01/2011	–	(5,111)
	EUR	2,243,000	USD	2,906,681	01/11/2012	–	(108,423)
	EUR	1,896,749	NOK	15,082,000	02/09/2012	52,993	–
	EUR	411,000	USD	553,551	02/09/2012	921	–
	EUR	849,000	USD	1,139,205	02/17/2012	–	(2,455)
	EUR	234,000	USD	327,509	03/26/2012	12,743	–
	EUR	306,000	USD	429,854	04/04/2012	18,208	–
	EUR	205,000	USD	286,926	04/05/2012	11,149	–
	EUR	190,735	USD	255,189	05/25/2012	–	(1,496)
	EUR	154,000	USD	215,760	07/16/2012	8,418	–
	EUR	347,504	MYR	1,491,000	07/18/2012	–	(1,108)
	EUR	241,000	USD	338,048	07/18/2012	13,565	–
	EUR	395,089	MYR	1,683,000	07/20/2012	–	(5,096)
	EUR	133,000	USD	185,515	07/20/2012	6,440	–
	EUR	120,000	USD	168,330	07/23/2012	6,754	–
	EUR	505,667	MYR	2,164,000	07/25/2012	–	(3,489)
	EUR	754,894	SEK	6,934,000	07/27/2012	166	–
	EUR	80,784	USD	115,650	08/29/2012	6,841	–
	EUR	3,563	USD	5,153	08/31/2012	354	–
	EUR	2,581,408	SEK	23,782,000	09/24/2012	4,777	–
	EUR	137,755	USD	186,837	11/19/2012	1,194	–
	JPY	691,920,000	USD	9,000,000	11/15/2012	4,729	–
	JPY	686,286,000	USD	9,000,000	11/16/2012	77,736	–
	USD	1,953,816	AUD	2,129,500	12/01/2011	236,162	–
	USD	51,295	PHP	2,200,000	12/05/2011	–	(872)
	USD	1,812,010	AUD	1,917,000	12/09/2011	157,827	–
	USD	172,887	PHP	7,703,000	01/18/2012	3,018	–
	USD	108,512	PHP	4,819,000	01/19/2012	1,526	–
	USD	144,655	GBP	91,385	01/24/2012	–	(1,349)
	USD	76,011	GBP	47,771	01/26/2012	–	(1,100)
	USD	631,037	CLP	319,210,000	01/27/2012	–	(16,143)
	USD	1,464,169	CLP	734,720,000	01/30/2012	–	(49,416)
	USD	882,840	CLP	443,230,000	01/31/2012	–	(29,479)
	USD	292,338	PHP	12,603,000	01/31/2012	–	(4,832)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	488,630	SGD	624,000	02/07/2012	$–	$(1,694)
	USD	976,595	SGD	1,242,000	02/08/2012	–	(7,395)
	USD	157,456	CLP	77,500,000	02/10/2012	–	(8,410)
	USD	308,046	CLP	151,620,000	02/13/2012	–	(16,548)
	USD	156,199	CLP	76,600,000	02/14/2012	–	(8,947)
	USD	1,149,011	MYR	3,542,747	02/14/2012	–	(37,480)
	USD	568,648	SGD	727,000	02/17/2012	–	(1,284)
	USD	281,390	CLP	136,080,000	02/21/2012	–	(19,994)
	USD	323,134	CLP	156,410,000	02/23/2012	–	(22,751)
	USD	738,498	SGD	944,000	02/24/2012	–	(1,736)
	USD	490,070	CLP	239,310,000	02/27/2012	–	(30,676)
	USD	461,925	SGD	589,000	02/27/2012	–	(2,216)
	USD	108,152	CLP	52,350,000	02/29/2012	–	(7,680)
	USD	461,338	SGD	589,000	02/29/2012	–	(1,622)
	USD	350,132	CLP	171,950,000	03/01/2012	–	(20,153)
	USD	2,163,359	AUD	2,129,500	03/02/2012	4,387	–
	USD	350,132	CLP	171,950,000	03/02/2012	–	(20,189)
	USD	387,755	CLP	190,310,000	03/05/2012	–	(22,649)
	USD	384,354	CLP	189,160,000	03/07/2012	–	(21,499)
	USD	376,745	CLP	184,040,000	03/09/2012	–	(23,754)
	USD	759,628	CLP	372,560,000	03/15/2012	–	(45,316)
	USD	594,276	SGD	758,100	03/19/2012	–	(2,411)
	USD	657,502	AUD	701,350	03/21/2012	55,222	–
	USD	636,711	SGD	816,200	03/21/2012	533	–
	USD	43,115	AUD	46,040	03/22/2012	3,668	–
	USD	442,512	GBP	277,775	03/29/2012	–	(7,195)
	USD	359,627	CLP	179,490,000	03/30/2012	–	(15,805)
	USD	380,616	CLP	190,700,000	04/02/2012	–	(15,388)
	USD	457,396	INR	21,429,000	04/11/2012	–	(53,397)
	USD	984,362	INR	45,950,000	04/13/2012	–	(118,224)
	USD	224,899	INR	10,622,000	04/19/2012	–	(24,785)
	USD	456,997	INR	21,520,000	04/26/2012	–	(51,819)
	USD	230,851	CLP	113,140,000	05/29/2012	–	(14,918)
	USD	611,002	INR	29,157,000	06/01/2012	–	(63,771)
	USD	452,910	INR	21,477,000	06/07/2012	–	(50,004)
	USD	123,435	INR	5,815,000	06/11/2012	–	(14,373)
	USD	308,282	INR	14,554,000	06/18/2012	–	(35,442)
	USD	1,623,377	MYR	5,000,000	06/18/2012	–	(57,315)
	USD	279,764	INR	13,258,000	06/20/2012	–	(31,251)
	USD	1,427,942	MYR	4,406,200	06/21/2012	–	(47,933)
	USD	1,123,979	AUD	1,111,640	06/22/2012	–	(3,487)
	USD	323,281	INR	15,233,000	06/25/2012	–	(37,839)
	USD	2,687,702	AUD	2,673,000	06/27/2012	5,528	–
	USD	217,051	INR	10,114,000	07/11/2012	–	(27,724)
	USD	109,687	INR	5,110,000	07/12/2012	–	(14,037)
	USD	298,944	MYR	912,824	07/12/2012	–	(13,147)
	USD	1,161,837	MYR	3,540,000	07/13/2012	–	(53,513)
	USD	532,278	MYR	1,621,000	07/18/2012	–	(24,807)
	USD	837,098	MYR	2,557,000	07/20/2012	–	(36,629)
	USD	1,024,787	MYR	3,109,000	07/25/2012	–	(51,593)
	USD	957,181	SGD	1,147,162	08/06/2012	–	(59,354)
	USD	330,530	INR	15,617,000	08/24/2012	–	(39,006)
	USD	232,706	INR	11,044,000	09/06/2012	–	(26,713)
	USD	1,495,583	ILS	5,519,000	09/10/2012	–	(31,178)
	USD	425,216	PHP	18,920,000	09/24/2012	1,631	–
	USD	528,634	PHP	23,022,000	10/04/2012	–	(9,360)
	USD	632,055	PHP	27,526,000	10/05/2012	–	(11,205)
	USD	519,150	PHP	22,596,000	10/09/2012	–	(9,542)
	USD	1,449,126	ILS	5,469,000	10/10/2012	1,499	–
	USD	415,369	PHP	18,081,000	10/11/2012	–	(7,606)
	USD	123,345	PHP	5,384,000	10/12/2012	–	(1,928)
	USD	124,014	MYR	394,093	10/15/2012	–	(792)
	USD	111,701	PHP	4,878,000	10/19/2012	–	(1,713)
	USD	446,633	PHP	19,500,000	10/22/2012	–	(6,978)
	USD	154,101	INR	7,960,000	10/29/2012	–	(6,061)
	USD	326,848	INR	16,813,000	10/31/2012	–	(14,195)
	USD	104,070	PHP	4,500,000	11/14/2012	–	(2,664)

						697,989	(1,647,464)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities, Inc.	EUR	372,921	USD	488,639	12/06/2011	$–	$(12,475)
	EUR	355,000	USD	479,747	02/08/2012	2,420	–
	EUR	1,230,000	USD	1,654,104	02/09/2012	248	–
	EUR	1,801,000	USD	2,473,289	10/17/2012	46,707	–
	USD	155,287	PHP	6,830,000	01/17/2012	695	–
	USD	303,199	PHP	13,506,000	01/18/2012	5,224	–
	USD	392,139	PHP	17,658,000	01/26/2012	10,844	–
	USD	488,691	SGD	624,000	02/07/2012	–	(1,755)
	USD	480,736	SGD	612,200	02/13/2012	–	(2,982)
	USD	346,141	SGD	440,800	02/14/2012	–	(2,142)
	USD	288,151	MYR	892,000	02/17/2012	–	(8,299)
	USD	568,666	SGD	727,000	02/17/2012	–	(1,302)
	USD	679,488	SGD	867,000	03/19/2012	–	(2,603)
	USD	509,196	SGD	652,000	03/21/2012	–	(150)
	USD	713,684	INR	33,693,000	06/04/2012	–	(81,485)
	USD	121,746	INR	5,733,000	06/08/2012	–	(14,202)
	USD	307,219	INR	14,470,000	06/13/2012	–	(35,867)
	USD	216,783	INR	10,230,000	06/27/2012	–	(25,114)
	USD	296,707	MYR	883,000	07/31/2012	–	(20,333)
	USD	599,081	MYR	1,800,000	08/08/2012	–	(35,764)
	USD	2,050,807	KRW	2,228,406,400	08/09/2012	–	(116,397)
	USD	381,815	INR	18,021,000	08/24/2012	–	(45,414)
	USD	86,929	PHP	3,800,000	09/28/2012	–	(1,206)
	USD	70,623	PHP	3,100,000	10/03/2012	–	(699)
	USD	418,933	PHP	18,467,000	10/04/2012	–	(2,400)
	USD	620,635	PHP	27,532,000	10/05/2012	350	–
	USD	624,474	PHP	27,159,000	10/11/2012	–	(11,985)
	USD	205,729	PHP	8,977,000	10/15/2012	–	(3,298)
	USD	409,499	PHP	17,658,000	10/19/2012	–	(11,348)
	USD	157,985	INR	8,148,000	10/29/2012	–	(6,449)
	USD	235,918	INR	12,138,000	10/31/2012	–	(10,202)

						66,488	(453,871)

JPMorgan Chase & Co.	EUR	548,072	USD	708,794	01/13/2012	–	(27,953)
	EUR	1,064,000	USD	1,423,206	02/16/2012	–	(7,552)
	EUR	504,335	MYR	2,164,000	07/27/2012	–	(1,730)
	EUR	112,835	USD	162,239	08/29/2012	10,259	–
	USD	768,298	MYR	2,432,356	12/16/2011	–	(3,667)
	USD	966,746	PHP	42,561,000	01/13/2012	5,562	–
	USD	427,565	PHP	19,234,000	01/19/2012	11,628	–
	USD	19,129	GBP	12,023	01/27/2012	–	(275)
	USD	191,586	CLP	96,770,000	01/30/2012	–	(5,249)
	USD	37,589	GBP	23,883	01/30/2012	–	(138)
	USD	237,661	INR	11,460,000	02/06/2012	–	(20,300)
	USD	143,700	CLP	70,000,000	02/21/2012	–	(9,237)
	USD	246,393	CLP	118,700,000	02/22/2012	–	(18,407)
	USD	66,323	CLP	32,200,000	02/28/2012	–	(4,517)
	USD	849,167	SGD	1,086,000	03/19/2012	–	(1,304)
	USD	141,696	CLP	70,600,000	03/21/2012	–	(6,384)
	USD	659,487	INR	30,864,000	04/16/2012	–	(77,868)
	USD	643,500	INR	30,296,000	04/18/2012	–	(72,686)
	USD	321,180	INR	15,134,000	04/19/2012	–	(36,061)
	USD	242,003	MYR	740,795	04/19/2012	–	(9,782)
	USD	694,222	MYR	2,123,000	04/23/2012	–	(28,749)
	USD	200,728	CLP	98,979,000	04/27/2012	–	(11,453)
	USD	388,165	INR	18,302,000	04/27/2012	–	(43,606)
	USD	323,716	INR	15,247,000	04/30/2012	–	(36,746)
	USD	212,608	INR	10,067,000	06/22/2012	–	(23,933)
	USD	1,815,160	MYR	5,625,000	06/29/2012	–	(53,654)
	USD	350,610	INR	16,267,000	07/12/2012	–	(46,122)
	USD	109,834	INR	5,104,000	07/19/2012	–	(14,339)
	USD	1,084,317	MYR	3,269,000	07/27/2012	–	(61,072)
	USD	1,529,019	SGD	1,831,000	07/31/2012	–	(96,162)
	USD	66,874	MYR	200,000	08/27/2012	–	(4,302)
	USD	166,713	PHP	7,272,000	10/09/2012	–	(2,707)
	USD	206,809	PHP	9,021,000	10/11/2012	–	(3,367)
	USD	291,283	PHP	12,598,000	10/12/2012	–	(7,180)
	USD	503,971	PHP	21,971,000	10/15/2012	–	(8,526)
	USD	225,466	PHP	9,792,000	10/22/2012	–	(4,692)
	USD	219,930	PHP	9,466,000	10/29/2012	–	(6,539)

						27,449	(756,259)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	EUR	111,847	SEK	1,039,903	07/16/2012	$1,915	$–
	EUR	26,146	SEK	243,450	07/18/2012	497	–
	EUR	116,969	SEK	1,094,428	07/20/2012	2,995	–
	USD	300,916	CLP	152,700,000	01/13/2012	–	(6,247)
	USD	56,800	GBP	36,081	01/27/2012	–	(221)
	USD	18,562	GBP	11,725	01/31/2012	–	(176)
	USD	71,254	GBP	45,203	02/01/2012	–	(373)
	USD	1,075,342	AUD	1,105,921	02/08/2012	53,185	–
	USD	267,592	CLP	130,090,000	02/14/2012	–	(17,514)
	USD	476,925	GBP	300,002	02/15/2012	–	(6,572)
	USD	489,117	CLP	235,510,000	02/16/2012	–	(36,483)
	USD	307,889	CLP	149,380,000	02/27/2012	–	(21,130)
	USD	329,321	CLP	161,400,000	02/28/2012	–	(19,521)
	USD	155,144	CLP	76,300,000	03/12/2012	–	(8,827)
	USD	503,230	GBP	314,891	03/14/2012	–	(9,673)
	USD	484,026	SGD	621,300	03/26/2012	1,088	–
	USD	442,512	GBP	277,738	03/29/2012	–	(7,252)
	USD	1,206,318	ILS	4,318,135	03/30/2012	–	(59,432)
	USD	354,170	CLP	174,340,000	04/16/2012	–	(20,560)
	USD	315,576	CLP	156,210,000	04/20/2012	–	(16,732)
	USD	160,443	CLP	77,900,000	05/11/2012	–	(11,604)
	USD	568,334	CLP	280,490,000	05/22/2012	–	(32,777)
	USD	1,223,208	SGD	1,467,690	08/01/2012	–	(74,637)
	USD	39,815	PHP	1,720,000	10/29/2012	–	(1,041)

						59,680	(350,772)

UBS AG	EUR	311,515	NOK	2,570,000	12/01/2011	26,381	–
	EUR	195,111	USD	259,845	12/07/2011	–	(2,339)
	EUR	2,118,000	USD	2,741,592	01/11/2012	–	(105,483)
	EUR	866,907	USD	1,121,084	01/13/2012	–	(44,258)
	EUR	664,629	USD	895,714	01/25/2012	2,186	–
	EUR	177,000	USD	241,019	02/01/2012	3,045	–
	EUR	952,983	NOK	7,552,200	02/08/2012	22,300	–
	EUR	1,629,000	USD	2,206,399	02/08/2012	16,071	–
	EUR	1,327,131	NOK	10,555,600	02/09/2012	37,582	–
	EUR	1,210,000	USD	1,642,902	02/13/2012	15,869	–
	EUR	1,064,000	USD	1,423,813	02/16/2012	–	(6,947)
	EUR	849,000	USD	1,136,650	02/21/2012	–	(5,058)
	EUR	729,000	USD	1,039,244	04/12/2012	58,500	–
	EUR	871,923	SEK	8,109,360	07/16/2012	15,305	–
	EUR	126,371	SEK	1,173,460	07/18/2012	1,935	–
	EUR	855,672	NOK	6,799,000	08/22/2012	13,274	–
	EUR	851,866	NOK	6,799,000	08/23/2012	18,355	–
	EUR	976,192	SEK	9,000,000	08/27/2012	3,861	–
	EUR	1,333,312	USD	1,918,129	08/27/2012	122,302	–
	EUR	214,699	USD	294,288	09/17/2012	5,067	–
	EUR	711,204	NOK	5,605,000	11/08/2012	78	–
	EUR	701,089	USD	952,710	11/19/2012	7,900	–
	NOK	2,570,000	EUR	331,690	12/01/2011	728	–
	USD	1,072,171	AUD	1,105,616	02/08/2012	56,045	–
						–	–

						426,784	(164,085)

Net Unrealized Appreciation/(Depreciation)						$1,656,356	$(3,694,852)

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CLP—Chilean Peso

EGP—Egyptian Pound

EUR—Euro Dollar

GBP—Bristish Pound

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$4,907,824	$33,598,974	#	$—	$38,506,798
United States	96,563,006	—		—	96,563,006
Other Countries*	30,906,357	115,926,177	#	—	146,832,534
Preferred Stock	5,523,161	—		—	5,523,161
Foreign Government Agencies	—	157,470,109		—	157,470,109
Municipal Bonds & Notes	—	4,283,608		—	4,283,608
Short-Term Investment Securities:
Collective Investment Pool	—	24,171,041		—	24,171,041
Foreign Government Treasuries	—	9,501,723		—	9,501,723
Time Deposits	—	2,903,000		—	2,903,000
U.S. Government Agencies	—	4,005,000		—	4,005,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	1,656,356		—	1,656,356

Total	$137,900,348	$353,515,988		$—	$491,416,336

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$3,694,852		$—	$3,694,852

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $149,525,151 representing 32.1% of net assets. See Note 2.
*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	24.4%
Federal National Mtg. Assoc.	22.7
United States Treasury Bonds	12.8
Investment Companies	10.3
Government National Mtg. Assoc.	10.0
Repurchase Agreements	8.2
United States Treasury Notes	5.6
Federal Farm Credit Bank	4.0
Federal Home Loan Bank	3.5
Collective Investment Pool	1.0
Diversified Financial Services	0.5
Banks — Commercial	0.2

103.2%

Credit Quality†#

AAA	11.0%
AA	85.7
A	2.6
Not Rated@	0.7

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.5%
Diversified Financial Services — 0.5%
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/44*(1)	$416,212	$429,540
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/44*(1)	150,000	156,452

Total Asset Backed Securities
(cost $585,913)		585,992

FOREIGN CORPORATE BONDS & NOTES — 10.5%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	250,000	245,688

Investment Companies — 10.3%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	12,000,000	13,098,000

Total Foreign Corporate Bonds & Notes
(cost $13,594,495)		13,343,688

U.S. GOVERNMENT AGENCIES — 64.6%
Federal Farm Credit Bank — 4.0%
3.35% due 10/21/25	1,500,000	1,541,427
4.88% due 12/16/15	2,000,000	2,289,776
4.88% due 01/17/17	1,000,000	1,174,345

		5,005,548

Federal Home Loan Bank — 3.5%
4.75% due 09/11/15	1,000,000	1,141,373
4.88% due 11/27/13	2,000,000	2,175,502
5.38% due 06/14/13	1,000,000	1,076,641

		4,393,516

Federal Home Loan Mtg. Corp. — 24.4%
4.50% due 09/01/19	292,804	312,032
4.50% due 09/01/39	3,018,405	3,181,722
4.50% due 11/01/39	1,762,898	1,858,283
4.50% due 02/01/40	2,353,886	2,481,984
4.50% due 04/01/40	210,977	222,458
4.50% due 06/01/40	750,715	791,569
4.50% due 08/01/40	2,171,449	2,289,619
4.50% due 03/01/41	5,474,921	5,772,802
4.50% due 04/01/41	756,721	797,251
4.50% due 06/01/41	2,161,321	2,277,082
4.75% due 11/17/15	3,000,000	3,429,990
5.00% due 12/14/18	1,000,000	1,106,564
5.00% due 10/01/34	183,313	196,272
5.50% due 12/01/36	149,591	161,845
5.75% due 01/15/12	1,000,000	1,006,977
6.00% due 11/01/33	316,952	351,138
6.50% due 02/01/32	136,746	155,189
7.50% due 09/01/16	12,962	13,141
8.00% due 02/01/30	4,244	5,035
8.00% due 08/01/30	878	1,042
8.00% due 06/01/31	4,082	4,843
Federal Home Loan Mtg. Corp. FRS 5.36% due 12/01/35	65,536	70,079
Federal Home Loan Mtg. Corp. REMIC Series 3813, Class D 4.00% due 02/15/26	1,000,000	1,072,768
Series 3917, Class B 4.50% due 08/15/26	465,000	528,283
Series 3927, Class AY 4.50% due 09/15/26	1,494,968	1,702,608

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 3786, Class PB 4.50% due 07/15/40	$1,000,000	$1,094,751

		30,885,327

Federal National Mtg. Assoc. — 22.7%
Federal National Mtg. Assoc.
3.83% due 10/09/19	1,250,000	950,310
4.00% due 09/01/40	477,871	498,479
4.00% due 10/01/40	395,293	412,340
4.00% due 12/01/40	479,092	499,753
4.00% due 01/01/41	1,292,188	1,347,913
4.00% due 02/01/41	10,376,646	10,831,861
4.00% due 03/01/41	6,551,407	6,839,055
5.00% due 02/16/12	376,000	379,812
5.00% due 02/01/19	327,876	354,022
5.00% due 12/01/36	420,085	451,929
5.25% due 08/01/12	1,000,000	1,031,882
5.50% due 12/01/33	204,192	222,888
5.50% due 10/01/34	361,559	394,551
6.00% due 06/01/35	113,372	124,889
6.00% due 08/25/37 STRIPS	2,191,635	333,667
6.50% due 02/01/17	28,691	31,530
6.50% due 07/01/32	30,048	33,922
7.00% due 09/01/31	63,997	73,047
11.50% due 09/01/19	52	54
12.00% due 01/15/16	38	44
12.50% due 09/20/15	38	43
13.00% due 11/15/15	55	61
14.50% due 11/15/14	29	31
Federal National Mtg. Assoc. FRS
1.87% due 01/01/36	28,548	29,404
2.11% due 02/01/35	15,524	16,164
2.27% due 11/01/34	43,030	44,812
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO 0.54% due 05/18/32	1,131,155	1,020,295
Series 2004-90, Class GC 4.35% due 11/25/34	1,000,000	1,074,435
Series 2010-117, Class DY 4.50% due 10/25/25	974,930	1,094,540
Class 2007-116, Class PB 5.50% due 08/25/35	275,000	316,575
Federal National Mtg. Assoc. REMIC FRS
Series 2010-28, Class SA 6.29% due 10/25/27	4,672,238	341,930

		28,750,238

Government National Mtg. Assoc. — 10.0%
4.50% due 03/15/38	365,243	398,600
4.50% due 03/15/39	64,970	70,843
4.50% due 05/15/39	1,853,392	2,020,921
4.50% due 06/15/39	1,447,546	1,578,390
4.50% due 07/15/39	1,242,790	1,355,158
4.50% due 09/15/39	23,857	26,013
4.50% due 12/15/39	281,078	306,279
4.50% due 04/15/40	571,087	621,458
4.50% due 06/15/40	2,072,257	2,260,541
4.50% due 08/15/40	303,265	330,014
5.00% due 09/15/35	12,514	13,834
5.00% due 02/15/36	383,486	422,862
5.00% due 05/15/36	68,876	75,948
6.00% due 01/15/32	69,521	78,677
6.50% due 08/15/31	70,961	82,184
7.50% due 02/15/29	7,526	8,193
7.50% due 07/15/30	486	572
7.50% due 01/15/31	6,871	8,104
7.50% due 02/15/31	6,332	7,468

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2004-18, Class Z 4.50% due 03/16/34	$708,185	$776,980
Series 2005-21, Class Z 5.00% due 03/20/35	976,252	1,105,684
Series 2009-91, Class PR 5.00% due 09/20/38	1,000,000	1,129,313

		12,678,036

Total U.S. Government Agencies
(cost $77,719,358)		81,712,665

U.S. GOVERNMENT TREASURIES — 18.4%
United States Treasury Bonds — 12.8%
zero coupon due 08/15/24 STRIPS	2,040,000	1,446,737
2.00% due 01/15/26 TIPS(2)	2,263,318	2,765,845
3.75% due 08/15/41#	8,000,000	9,102,496
3.88% due 08/15/40	2,500,000	2,900,780

		16,215,858

United States Treasury Notes — 5.6%
2.63% due 08/15/20	3,500,000	3,713,007
4.00% due 02/15/15	1,000,000	1,112,109
4.25% due 08/15/13	1,000,000	1,068,125
4.25% due 08/15/15	1,000,000	1,134,688

		7,027,929

Total U.S. Government Treasuries
(cost $21,913,637)		23,243,787

Total Long-Term Investment Securities
(cost $113,813,403)		118,886,132

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Collective Investment Pool — 1.0%
Navigator Securities Lending Prime Portfolio(3) (cost $1,254,750)	1,254,750	1,254,750

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 8.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	$4,695,000	$4,695,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of $5,751,002 and collateralized by $5,325,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.50%, due 01/15/14 and having an approximate value of $5,870,813	5,751,000	5,751,000

Total Repurchase Agreements
(cost $10,446,000)		10,446,000

TOTAL INVESTMENTS
(cost $125,514,153)(5)	103.2%	130,586,882
Liabilities in excess of other assets	(3.2)	(4,018,915)

NET ASSETS	100.0%	$126,567,967

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $13,929,680 representing 11.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

TIPS—Treasury Inflation Protected Security

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$585,992	$—	$585,992
Foreign Corporate Bonds & Notes	—	13,343,688	—	13,343,688
U.S. Government Agencies:
Federal Farm Credit Bank	—	5,005,548	—	5,005,548
Federal Home Loan Bank	—	4,393,516	—	4,393,516
Federal Home Loan Mtg Corp.	—	30,885,327	—	30,885,327
Federal National Mtg. Assoc.	—	28,750,238	—	28,750,238
Government National Mtg. Assoc.	—	12,678,036	—	12,678,036
U.S. Government Treasuries	—	23,243,787	—	23,243,787
Short Term Investment Securities:
Collective Investment Pool	—	1,254,750	—	1,254,750
Repurchase Agreements	—	10,446,000	—	10,446,000

Total	$—	$130,586,882	$—	$130,586,882

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	6.9%
Computers	5.4
Oil Companies — Integrated	4.4
Beverages — Non-alcoholic	3.5
Oil — Field Services	3.5
Applications Software	3.2
Medical — Drugs	2.9
Oil Companies — Exploration & Production	2.9
Web Portals/ISP	2.8
Retail — Restaurants	2.8
Computer Services	2.6
Enterprise Software/Service	2.5
Wireless Equipment	2.3
Electronic Components — Semiconductors	2.3
Medical — Biomedical/Gene	2.0
Tobacco	1.9
Chemicals — Diversified	1.8
Cosmetics & Toiletries	1.7
Aerospace/Defense — Equipment	1.7
Commercial Services — Finance	1.6
Computers — Memory Devices	1.6
Medical Products	1.5
Auto/Truck Parts & Equipment — Original	1.3
Retail — Discount	1.3
Time Deposits	1.2
Cable/Satellite TV	1.2
Agricultural Chemicals	1.2
Machinery — Construction & Mining	1.2
Networking Products	1.1
E-Commerce/Products	1.1
Transport — Services	1.1
Retail — Building Products	1.0
Pharmacy Services	1.0
Food — Misc.	1.0
Transport — Rail	1.0
Instruments — Controls	0.9
Metal Processors & Fabrication	0.8
Diversified Manufacturing Operations	0.8
Retail — Apparel/Shoe	0.8
Retail — Regional Department Stores	0.8
Metal — Copper	0.8
E-Commerce/Services	0.8
Machinery — Farming	0.7
Finance — Credit Card	0.7
Vitamins & Nutrition Products	0.7
Industrial Automated/Robotic	0.7
Metal — Iron	0.6
Apparel Manufacturers	0.6
Medical Instruments	0.6
Hotels/Motels	0.6
Multimedia	0.6
Semiconductor Components — Integrated Circuits	0.6
Food — Retail	0.6
Motorcycle/Motor Scooter	0.6
Medical — HMO	0.6
Banks — Commercial	0.6
Retail — Auto Parts	0.5
Engines — Internal Combustion	0.5
Entertainment Software	0.5
Real Estate Investment Trusts	0.5
Electronic Measurement Instruments	0.5
Telephone — Integrated	0.5
Food — Confectionery	0.5
Semiconductor Equipment	0.5
Medical Information Systems	0.4
Electronic Components — Misc.	0.4
Investment Management/Advisor Services	0.4
Home Furnishings	0.4
Machinery — General Industrial	0.4

Internet Infrastructure Software	0.4
Television	0.4
Real Estate Management/Services	0.3
Electronic Design Automation	0.3
Retail — Drug Store	0.3
Diversified Minerals	0.3
Oil Refining & Marketing	0.3
Finance — Investment Banker/Broker	0.3
Dental Supplies & Equipment	0.3
Instruments — Scientific	0.3
Auto — Cars/Light Trucks	0.2
Computer Data Security	0.2
Insurance Brokers	0.2
Medical — Generic Drugs	0.2
Schools	0.2
Soap & Cleaning Preparation	0.2
Beverages — Wine/Spirits	0.2
Human Resources	0.2
Casino Hotels	0.2
Electric Products — Misc.	0.2
Diagnostic Kits	0.2
Aerospace/Defense	0.2
Advanced Materials	0.2
Food — Catering	0.2
Transport — Marine	0.2
Retail — Gardening Products	0.2
Finance — Other Services	0.2
Retail — Pet Food & Supplies	0.2
Diversified Banking Institutions	0.2
Recreational Vehicles	0.2
Gambling (Non-Hotel)	0.1
Consulting Services	0.1
Banks — Super Regional	0.1
Electronics — Military	0.1
Insurance — Life/Health	0.1
Finance — Leasing Companies	0.1
Internet Security	0.1
Computers — Periphery Equipment	0.1
Retail — Bedding	0.1
Commercial Services	0.1
Dialysis Centers	0.1
Web Hosting/Design	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1
Retail — Jewelry	0.1
Brewery	0.1
Airlines	0.1
Audio/Video Products	0.1
Transactional Software	0.1
Filtration/Separation Products	0.1
Retail — Video Rentals	0.1
Oil Field Machinery & Equipment	0.1
Retail — Home Furnishings	0.1
Insurance — Property/Casualty	0.1
Engineering/R&D Services	0.1
Building — Heavy Construction	0.1

106.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Advanced Materials — 0.2%
Hexcel Corp.†	58,590	$1,460,063

Aerospace/Defense — 0.2%
Boeing Co.	912	62,645
Northrop Grumman Corp.#	15,989	912,492
Teledyne Technologies, Inc.†	8,736	495,157

		1,470,294

Aerospace/Defense - Equipment — 1.7%
BE Aerospace, Inc.†	10,460	407,417
European Aeronautic Defence and Space Co., NV(4)	13,820	414,467
United Technologies Corp.	143,125	10,963,375

		11,785,259

Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	7,395	1,033,821
Monsanto Co.	93,289	6,852,077
Syngenta AG†(4)	1,210	356,889

		8,242,787

Airlines — 0.1%
Alaska Air Group, Inc.†#	9,166	636,304

Apparel Manufacturers — 0.6%
Burberry Group PLC(4)	31,150	624,434
Coach, Inc.	60,168	3,765,915

		4,390,349

Applications Software — 3.2%
Check Point Software Technologies, Ltd.†	55,201	3,054,823
Intuit, Inc.	25,383	1,351,391
Microsoft Corp.	468,759	11,990,855
Red Hat, Inc.†	76,896	3,850,952
Salesforce.com, Inc.†	19,075	2,258,862

		22,506,883

Athletic Footwear — 0.0%
NIKE, Inc., Class B	3,670	352,981

Audio/Video Products — 0.1%
Harman International Industries, Inc.	15,139	625,241

Auto - Cars/Light Trucks — 0.2%
Bayerische Motoren Werke AG(4)	7,880	593,205
Daihatsu Motor Co., Ltd.#(4)	16,000	281,215
Hyundai Motor Co.(4)	4,430	858,738

		1,733,158

Auto/Truck Parts & Equipment - Original — 1.3%
Autoliv, Inc.#	53,675	2,859,804
BorgWarner, Inc.†#	85,842	5,658,705
Johnson Controls, Inc.	24,020	756,149

		9,274,658

Banks - Commercial — 0.5%
Bank Mandiri Tbk PT(4)	447,715	327,874
CIT Group, Inc.†	15,200	514,672
Industrial & Commercial Bank of China(4)	1,856,000	1,100,709
Powszechna Kasa Oszczednosci Bank Polski SA(4)	33,600	337,629
Sberbank of Russia ADR (LSE)†(4)	15,692	191,682
Sberbank of Russia ADR (OTC US)†	24,278	287,694
Turkiye Garanti Bankasi AS(4)	177,830	610,244

		3,370,504

Banks - Super Regional — 0.1%
Wells Fargo & Co.	40,920	1,058,191

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 3.5%
Coca-Cola Co.	191,443	$12,870,713
Coca-Cola Enterprises, Inc.	5,241	136,895
Dr Pepper Snapple Group, Inc.	28,608	1,045,050
Hansen Natural Corp.†	13,009	1,199,430
PepsiCo, Inc.	152,793	9,778,752

		25,030,840

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	46,826	911,702
Pernod - Ricard SA#(4)	7,210	679,097

		1,590,799

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	6,913	690,678

Building - Heavy Construction — 0.1%
Chicago Bridge & Iron Co.	9,063	374,755

Cable/Satellite TV — 1.2%
DIRECTV, Class A†	132,753	6,268,597
DISH Network Corp., Class A	37,952	932,480
Liberty Global, Inc., Class A†#	30,010	1,182,094

		8,383,171

Casino Hotels — 0.2%
Las Vegas Sands Corp.†#	16,520	771,649
Wynn Resorts, Ltd.#	6,447	777,251

		1,548,900

Cellular Telecom — 0.1%
China Unicom Hong Kong, Ltd.(4)	372,000	801,217

Chemicals - Diversified — 1.8%
Air Products & Chemicals, Inc.	11,230	940,512
E.I. du Pont de Nemours & Co.	128,305	6,122,715
Lanxess AG(4)	5,970	333,690
LyondellBasell Industries NV, Class A	22,280	727,888
PPG Industries, Inc.	14,593	1,280,536
Rockwood Holdings, Inc.†	66,740	2,973,934
Sociedad Quimica y Minera de Chile SA ADR	4,640	266,058

		12,645,333

Commercial Services — 0.1%
Weight Watchers International, Inc.#	15,312	899,886

Commercial Services - Finance — 1.6%
Alliance Data Systems Corp.†#	11,191	1,146,070
Mastercard, Inc., Class A	23,693	8,874,213
Visa, Inc., Class A	14,000	1,357,580

		11,377,863

Computer Data Security — 0.2%
Fortinet, Inc.†	71,901	1,724,905

Computer Services — 2.6%
Accenture PLC, Class A	121,210	7,021,695
International Business Machines Corp.	59,450	11,176,600

		18,198,295

Computers — 5.4%
Apple, Inc.†	100,395	38,370,969
Dell, Inc.†	26,302	414,520

		38,785,489

Computers - Memory Devices — 1.6%
EMC Corp.†	385,043	8,859,840
NetApp, Inc.†	59,828	2,203,465
Seagate Technology PLC	4,433	75,804

		11,139,109

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A#	28,408	$950,532

Consulting Services — 0.1%
Towers Watson & Co., Class A	16,273	1,060,349

Cosmetics & Toiletries — 1.7%
Colgate - Palmolive Co.	73,645	6,738,518
Estee Lauder Cos., Inc., Class A	37,680	4,445,486
Unicharm Corp#(4)	19,900	942,634

		12,126,638

Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.#	50,711	1,831,174

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†#	20,160	1,515,830

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA(4)	12,820	876,098

Diversified Banking Institutions — 0.2%
HSBC Holdings PLC(4)	151,920	1,184,736

Diversified Manufacturing Operations — 0.8%
3M Co.	2,555	207,057
Danaher Corp.#	34,724	1,679,947
Illinois Tool Works, Inc.#	30,706	1,395,281
Parker Hannifin Corp.	12,546	1,038,558
Textron, Inc.#	80,984	1,573,519

		5,894,362

Diversified Minerals — 0.3%
BHP Billiton, Ltd.(4)	38,901	1,452,606
Xstrata PLC(4)	38,150	614,468

		2,067,074

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	41,987	8,073,680

E-Commerce/Services — 0.8%
Expedia, Inc.#	35,505	987,571
IAC/InterActive Corp.#	8,520	356,818
priceline.com, Inc.†#	5,706	2,772,488
Rakuten, Inc.(4)	1,166	1,247,727

		5,364,604

Electric Products - Misc. — 0.2%
Emerson Electric Co.	16,818	878,741
Molex, Inc.#	26,747	667,070

		1,545,811

Electronic Components - Misc. — 0.4%
Jabil Circuit, Inc.	156,156	3,165,282

Electronic Components - Semiconductors — 2.3%
ARM Holdings PLC(4)	45,670	428,725
Avago Technologies, Ltd.	95,500	2,857,360
Broadcom Corp., Class A†	171,168	5,194,093
Cree, Inc.†#	30,470	758,094
Intel Corp.	37,303	929,218
LSI Corp.†	161,799	909,310
NVIDIA Corp.†	78,265	1,223,282
Xilinx, Inc.	118,398	3,872,798

		16,172,880

Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†#	105,314	1,152,135
Synopsys, Inc.†	35,554	994,446

		2,146,581

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	90,400	$3,390,000
Trimble Navigation, Ltd.†	2,816	121,313

		3,511,313

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	7,313	484,852
Safran SA(4)	16,590	491,703

		976,555

Engineering/R&D Services — 0.1%
Fluor Corp.	6,995	383,466

Engines - Internal Combustion — 0.5%
Cummins, Inc.	39,127	3,769,104

Enterprise Software/Service — 2.5%
Oracle Corp.	532,875	16,705,631
QLIK Technologies, Inc.†	52,140	1,427,072

		18,132,703

Entertainment Software — 0.5%
Activision Blizzard, Inc.	80,334	997,748
Electronic Arts, Inc.†#	115,087	2,668,868

		3,666,616

Filtration/Separation Products — 0.1%
Polypore International, Inc.†#	10,740	526,797

Finance - Credit Card — 0.7%
American Express Co.	105,020	5,045,161

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	117,040	1,399,799
Interactive Brokers Group, Inc., Class A	40,514	602,443

		2,002,242

Finance - Leasing Companies — 0.1%
ORIX Corp.#(4)	11,350	955,557

Finance - Other Services — 0.2%
IntercontinentalExchange, Inc.†	10,442	1,271,000

Food - Catering — 0.2%
Compass Group PLC(4)	156,223	1,446,710

Food - Confectionery — 0.5%
Hershey Co.	58,046	3,348,093

Food - Misc. — 1.0%
Danone(4)	32,660	2,160,295
Kellogg Co.	52,892	2,600,171
Kraft Foods, Inc., Class A	15,050	544,058
Nestle SA(4)	27,180	1,524,037

		6,828,561

Food - Retail — 0.6%
Jeronimo Martins SGPS SA(4)	32,050	585,079
Whole Foods Market, Inc.#	42,082	2,865,784
WM Morrison Supermarkets PLC(4)	138,800	703,122

		4,153,985

Gambling (Non-Hotel) — 0.1%
International Game Technology	62,759	1,070,669

Home Furnishings — 0.4%
Tempur - Pedic International, Inc.†#	55,871	3,051,115

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	89,132	4,249,814

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources — 0.2%
Adecco SA†(4)	15,810	$686,843
Capita Group PLC(4)	88,030	874,339

		1,561,182

Industrial Automated/Robotic — 0.7%
FANUC Corp.(4)	4,000	656,670
Rockwell Automation, Inc.#	53,238	3,994,447

		4,651,117

Instruments - Controls — 0.9%
Honeywell International, Inc.	120,253	6,511,700

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	25,983	1,227,697
Waters Corp.†#	7,340	587,200

		1,814,897

Insurance Brokers — 0.2%
Brown & Brown, Inc.	79,321	1,654,636

Insurance - Life/Health — 0.1%
Aflac, Inc.	22,177	963,369

Insurance - Property/Casualty — 0.1%
Admiral Group PLC(4)	27,790	403,194

Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	24,861	2,810,039

Internet Security — 0.1%
Symantec Corp.†	58,276	952,813

Investment Management/Advisor Services — 0.4%
BlackRock, Inc.	18,221	3,134,741

Machinery - Construction & Mining — 1.2%
Atlas Copco AB, Class A(4)	18,640	400,613
Caterpillar, Inc.	13,516	1,322,946
Joy Global, Inc.	62,495	5,704,544
Komatsu, Ltd.#(4)	31,900	812,199

		8,240,302

Machinery - Farming — 0.7%
AGCO Corp.†	23,412	1,071,099
Deere & Co.	51,087	4,048,645

		5,119,744

Machinery - General Industrial — 0.4%
Gardner Denver, Inc.	23,286	1,996,076
Sauer - Danfoss, Inc.†	25,169	946,103

		2,942,179

Medical Information Systems — 0.4%
Cerner Corp.†	52,094	3,176,692

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	27,590	1,821,768
Intuitive Surgical, Inc.†	5,679	2,465,879
Medtronic, Inc.	1,766	64,335

		4,351,982

Medical Products — 1.5%
Baxter International, Inc.	26,889	1,389,086
Cooper Cos., Inc.	21,644	1,325,912
Covidien PLC	89,109	4,058,915
Hill - Rom Holdings, Inc.	38,750	1,224,500
Johnson & Johnson	8,806	569,924
Zimmer Holdings, Inc.†	48,355	2,444,345

		11,012,682

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	34,624	$2,377,284
Amgen, Inc.	33,760	1,955,042
Biogen Idec, Inc.†	14,309	1,644,819
Celgene Corp.†	31,754	2,003,042
Cubist Pharmaceuticals, Inc.†#	9,661	372,625
Gilead Sciences, Inc.†	91,185	3,633,722
Illumina, Inc.†#	58,479	1,626,886
United Therapeutics Corp.†	23,301	953,244

		14,566,664

Medical - Drugs — 2.9%
Abbott Laboratories	182,756	9,969,340
Allergan, Inc.	47,635	3,988,002
Bristol - Myers Squibb Co.	27,580	902,418
Eli Lilly & Co.	33,595	1,271,571
Grifols SA†#(4)	28,509	460,739
Jazz Pharmaceuticals, Inc.†#	1,186	46,989
Medivation, Inc.†	18,569	853,246
Merck & Co., Inc.	9,123	326,147
Novartis AG(4)	19,690	1,062,528
Novo Nordisk A/S, Class B(4)	8,550	972,421
Pfizer, Inc.	44,976	902,668

		20,756,069

Medical - Generic Drugs — 0.2%
Perrigo Co.#	16,845	1,649,125

Medical - HMO — 0.6%
Humana, Inc.	12,526	1,110,806
UnitedHealth Group, Inc.	33,335	1,625,748
WellCare Health Plans, Inc.†	21,117	1,234,288

		3,970,842

Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	36,464	6,007,444

Metal - Copper — 0.8%
Freeport - McMoRan Copper & Gold, Inc.	135,624	5,370,710

Metal - Iron — 0.6%
Cliffs Natural Resources, Inc.#	58,638	3,976,243
Rio Tinto PLC(4)	11,210	593,406

		4,569,649

Motorcycle/Motor Scooter — 0.6%
Harley - Davidson, Inc.#	110,088	4,047,936

Multimedia — 0.6%
FactSet Research Systems, Inc.#	6,040	563,109
Viacom, Inc., Class B	81,704	3,657,071

		4,220,180

Networking Products — 1.1%
Cisco Systems, Inc.	377,245	7,031,847
Polycom, Inc.†	68,134	1,151,464

		8,183,311

Oil Companies - Exploration & Production — 2.9%
Apache Corp.	6,290	625,478
Devon Energy Corp.	45,031	2,947,729
EOG Resources, Inc.	37,372	3,876,971
Noble Energy, Inc.	46,470	4,572,183
Occidental Petroleum Corp.	82,691	8,178,140
W&T Offshore, Inc.#	23,627	473,013

		20,673,514

Oil Companies - Integrated — 4.4%
BG Group PLC(4)	70,370	1,510,157

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Chevron Corp.	11,865	$1,219,959
ConocoPhillips	13,767	981,862
Exxon Mobil Corp.	321,577	25,867,654
Marathon Oil Corp.	18,411	514,772
Suncor Energy, Inc. (NYSE)	24,627	739,302
Suncor Energy, Inc. (TSX)	10,490	315,950

		31,149,656

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	6,710	481,107

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	33,006	767,389
Tesoro Corp.†#	13,167	314,560
Valero Energy Corp.	43,617	971,351

		2,053,300

Oil - Field Services — 3.5%
Core Laboratories NV	20,019	2,323,205
Halliburton Co.	8,356	307,501
Helix Energy Solutions Group, Inc.†#	54,387	964,825
Hornbeck Offshore Services, Inc.†#	24,418	823,863
Oceaneering International, Inc.#	65,564	3,118,224
Saipem SpA(4)	32,726	1,463,716
Schlumberger, Ltd.	211,387	15,923,783

		24,925,117

Paper & Related Products — 0.1%
Domtar Corp.	9,093	714,073

Pharmacy Services — 1.0%
Express Scripts, Inc.†#	148,249	6,767,567
Medco Health Solutions, Inc.†	5,068	287,203

		7,054,770

Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc.#	9,232	1,152,615
Simon Property Group, Inc.	19,819	2,464,295

		3,616,910

Real Estate Management/Services — 0.3%
CBRE Group, Inc.†	133,693	2,247,379

Recreational Vehicles — 0.2%
Polaris Industries, Inc.#	17,991	1,081,259

Retail - Apparel/Shoe — 0.8%
Express, Inc.†	42,163	956,678
Foot Locker, Inc.	958	22,599
Limited Brands, Inc.	68,692	2,907,732
Lululemon Athletica, Inc.†#	8,668	430,800
Urban Outfitters, Inc.†	56,323	1,519,595

		5,837,404

Retail - Auto Parts — 0.5%
O’Reilly Automotive, Inc.†#	49,708	3,839,446

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	15,478	936,574

Retail - Building Products — 1.0%
Home Depot, Inc.	170,026	6,668,420
Kingfisher PLC(4)	164,580	663,205

		7,331,625

Retail - Discount — 1.3%
Costco Wholesale Corp.	66,179	5,645,069
Dollar General Corp.†	68,094	2,762,573

Security Description	Shares	Value (Note 2)

Retail - Discount (continued)
Wal - Mart Stores, Inc.	8,848	$521,147

		8,928,789

Retail - Drug Store — 0.3%
CVS Caremark Corp.	34,671	1,346,621
Walgreen Co.	21,912	738,873

		2,085,494

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	18,696	1,350,412

Retail - Home Furnishings — 0.1%
Nitori Holdings Co., Ltd.(4)	4,750	444,251

Retail - Jewelry — 0.1%
Swatch Group AG, Class B(4)	1,780	693,782

Retail - Pet Food & Supplies — 0.2%
PetSmart, Inc.	25,199	1,215,852

Retail - Regional Department Stores — 0.8%
Dillard’s, Inc., Class A#	621	29,187
Macy’s, Inc.	167,208	5,405,835

		5,435,022

Retail - Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	6,416	2,063,129
McDonald’s Corp.	101,709	9,715,244
Starbucks Corp.	166,092	7,221,680
Yum! Brands, Inc.	17,615	987,144

		19,987,197

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	12,230	522,099

Rubber - Tires — 0.0%
Pirelli & C. SpA(4)	18,860	177,540

Schools — 0.2%
Apollo Group, Inc., Class A†	14,320	694,234
ITT Educational Services, Inc.†#	16,840	925,526

		1,619,760

Semiconductor Components - Integrated Circuits — 0.6%
Cypress Semiconductor Corp.†#	4,571	87,169
Linear Technology Corp.#	100,066	3,065,021
Maxim Integrated Products, Inc.	39,766	1,019,998

		4,172,188

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	35,382	381,418
ASML Holding NV	12,220	483,056
KLA - Tencor Corp.#	47,540	2,191,594
Teradyne, Inc.†#	15,932	214,445

		3,270,513

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	26,844	1,187,847
Reckitt Benckiser Group PLC(4)	8,447	426,982

		1,614,829

Software Tools — 0.0%
VMware, Inc., Class A†	1,407	136,029

Telephone - Integrated — 0.5%
Telephone and Data Systems, Inc.#	38,517	1,039,574
Verizon Communications, Inc.	26,614	1,004,146
Windstream Corp.#	123,644	1,454,053

		3,497,773

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Television — 0.4%
CBS Corp., Class B	104,381	$2,718,081

Tobacco — 1.9%
Lorillard, Inc.	4,725	527,404
Philip Morris International, Inc.	169,536	12,925,425

		13,452,829

Transactional Software — 0.1%
VeriFone Systems, Inc.†#	13,210	579,259

Transport - Marine — 0.2%
Kirby Corp.†#	22,041	1,416,795

Transport - Rail — 1.0%
Union Pacific Corp.	65,755	6,799,725

Transport - Services — 1.1%
Expeditors International of Washington, Inc.	6,870	298,914
United Parcel Service, Inc., Class B	107,707	7,727,977

		8,026,891

Vitamins & Nutrition Products — 0.7%
Herbalife, Ltd.	16,076	889,003
Mead Johnson Nutrition Co.	51,004	3,843,661

		4,732,664

Web Hosting/Design — 0.1%
Equinix, Inc.†#	8,220	822,164

Web Portals/ISP — 2.8%
Baidu, Inc. ADR†	12,030	1,575,810
Google, Inc., Class A†	31,165	18,679,989

		20,255,799

Wireless Equipment — 2.3%
American Tower Corp., Class A†	28,084	1,656,956
Crown Castle International Corp.†	123,783	5,238,496
Motorola Solutions, Inc.	7,489	349,512
QUALCOMM, Inc.	171,136	9,378,253

		16,623,217

Total Common Stock
(cost $636,145,595)		703,627,291

PREFERRED STOCK — 0.1%
Banks - Commercial — 0.1%
Itau Unibanco Holding SA ADR (cost $312,941)	17,880	318,264

Total Long-Term Investment Securities
(cost $636,458,536)		703,945,555

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 8.1%
Collective Investment Pool — 6.9%
Navigator Securities Lending Prime Portfolio(1)(2)	49,053,185	49,053,185

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$8,760,000	8,760,000

Total Short-Term Investment Securities
(cost $57,813,185)		57,813,185

TOTAL INVESTMENTS
(cost $694,271,721)(3)	106.8%	761,758,740
Liabilities in excess of other assets	(6.8)	(48,182,505)

NET ASSETS	100.0%	$713,576,235

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $53,923,023. This was secured by collateral of $49,053,185, which was received in cash and subsequently invested in short-term investments currently valued at $49,053,185 as reported in the portfolio of investments. The remaining collateral with a value of $3,943,490 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	4.00% to 5.00%	03/15/32 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/25/41

(3)	See Note 5 for cost of investments on a tax basis.
(4)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $34,427,172 representing 4.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

ADR—American Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

OTC—Over The Counter US

TSX—Toronto Stock Exchange

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$38,785,489	$—		$—	$38,785,489
Other Industries*	630,414,630	34,427,172	#	—	664,841,802
Preferred Stock	318,264	—		—	318,264
Short-Term Investment Securities:		—
Collective Investment Pool	—	49,053,185		—	49,053,185
Time Deposits	—	8,760,000		—	8,760,000

Total	669,518,383	92,240,357		—	761,758,740

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $34,427,172 representing 4.8% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	6.0%
Medical — Drugs	4.6
Oil Companies — Exploration & Production	3.9
Computers	3.9
Repurchase Agreements	3.9
Banks — Super Regional	3.8
Oil Companies — Integrated	3.3
Web Portals/ISP	3.1
Medical Products	2.6
Applications Software	2.6
Electric — Integrated	2.5
Cosmetics & Toiletries	2.5
Diversified Banking Institutions	2.4
Retail — Discount	2.2
Retail — Restaurants	2.2
Medical — HMO	2.0
Transport — Services	1.9
Oil — Field Services	1.9
Instruments — Controls	1.8
Diversified Manufacturing Operations	1.8
Networking Products	1.8
Medical — Biomedical/Gene	1.7
Oil & Gas Drilling	1.6
Commercial Services — Finance	1.6
Computers — Memory Devices	1.6
Telephone — Integrated	1.5
Tobacco	1.4
Electronic Components — Semiconductors	1.3
Cruise Lines	1.3
Semiconductor Components — Integrated Circuits	1.3
E-Commerce/Products	1.3
Beverages — Non-alcoholic	1.3
Machinery — Construction & Mining	1.3
Computer Services	1.2
Finance — Credit Card	1.1
Apparel Manufacturers	1.1
Insurance — Property/Casualty	1.1
Athletic Footwear	1.0
Cable/Satellite TV	1.0
Enterprise Software/Service	0.9
Chemicals — Diversified	0.9
Medical Instruments	0.9
Aerospace/Defense — Equipment	0.9
E-Commerce/Services	0.9
Metal — Copper	0.9
Food — Misc.	0.9
Telecom Equipment — Fiber Optics	0.8
Transport — Rail	0.8
Insurance — Multi-line	0.8
Computers — Integrated Systems	0.7
Multimedia	0.7
Chemicals — Specialty	0.7
Insurance — Life/Health	0.7
Retail — Regional Department Stores	0.7
Retail — Consumer Electronics	0.7
Software Tools	0.6
Metal Processors & Fabrication	0.6
Investment Management/Advisor Services	0.6
Oil Field Machinery & Equipment	0.6
Casino Hotels	0.6
Medical — Generic Drugs	0.6
Paper & Related Products	0.6
Electric Products — Misc.	0.5
Beverages — Wine/Spirits	0.5
Aerospace/Defense	0.5
Home Furnishings	0.5
Wireless Equipment	0.5
Steel — Producers	0.4
Cellular Telecom	0.4

Electronic Design Automation	0.4
Agricultural Chemicals	0.4
Metal — Iron	0.3
Semiconductor Equipment	0.2
Coal	0.2
Electronic Measurement Instruments	0.2

106.5%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.6%
Aerospace/Defense — 0.5%
Boeing Co.	6,084	$417,910

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	9,309	713,069

Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	6,418	278,156

Apparel Manufacturers — 1.1%
Coach, Inc.	9,403	588,534
Ralph Lauren Corp.	1,789	253,787

		842,321

Applications Software — 2.6%
Intuit, Inc.#	3,657	194,699
Microsoft Corp.	50,085	1,281,174
Red Hat, Inc.†	4,237	212,189
Salesforce.com, Inc.†#	3,415	404,404

		2,092,466

Athletic Footwear — 1.0%
NIKE, Inc., Class B	8,383	806,277

Banks - Super Regional — 3.8%
Capital One Financial Corp.#	15,449	689,952
Fifth Third Bancorp#	42,111	509,122
PNC Financial Services Group, Inc.	9,085	492,498
US Bancorp	15,641	405,415
Wells Fargo & Co.	34,573	894,058

		2,991,045

Beverages - Non-alcoholic — 1.3%
Coca-Cola Enterprises, Inc.	7,500	195,900
PepsiCo, Inc.#	12,658	810,112

		1,006,012

Beverages - Wine/Spirits — 0.5%
Green Mountain Coffee Roasters, Inc.†#	8,173	428,510

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	34,358	778,896

Casino Hotels — 0.6%
Las Vegas Sands Corp.†#	10,491	490,035

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	12,182	330,741

Chemicals - Diversified — 0.9%
Dow Chemical Co.	7,419	205,580
E.I. du Pont de Nemours & Co.	4,258	203,192
FMC Corp.	3,877	325,358

		734,130

Chemicals - Specialty — 0.7%
Ashland, Inc.#	9,611	534,564

Coal — 0.2%
Alpha Natural Resources, Inc.†	7,651	183,624

Commercial Services - Finance — 1.6%
Mastercard, Inc., Class A	2,325	870,829
Visa, Inc., Class A	4,145	401,940

		1,272,769

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	2,709	182,451
International Business Machines Corp.	4,128	776,064

		958,515

Security Description	Shares	Value (Note 2)

Computers — 3.9%
Apple, Inc.†	7,115	$2,719,353
Hewlett-Packard Co.#	12,436	347,586

		3,066,939

Computers - Integrated Systems — 0.7%
Riverbed Technology, Inc.†#	9,202	239,252
Teradata Corp.†	6,233	338,016

		577,268

Computers - Memory Devices — 1.6%
EMC Corp.†#	47,015	1,081,815
NetApp, Inc.†#	4,892	180,173

		1,261,988

Cosmetics & Toiletries — 2.5%
Colgate-Palmolive Co.	2,194	200,751
Estee Lauder Cos., Inc., Class A#	3,242	382,491
Procter & Gamble Co.#	20,967	1,353,839

		1,937,081

Cruise Lines — 1.3%
Royal Caribbean Cruises, Ltd.#	38,425	1,064,757

Diversified Banking Institutions — 2.4%
Bank of America Corp.#	53,925	293,352
Citigroup, Inc.	15,084	414,508
Goldman Sachs Group, Inc.	3,835	367,623
JPMorgan Chase & Co.	27,745	859,263

		1,934,746

Diversified Manufacturing Operations — 1.8%
General Electric Co.	57,855	920,473
Textron, Inc.#	25,810	501,488

		1,421,961

E-Commerce/Products — 1.3%
Amazon.com, Inc.†#	3,606	693,398
MercadoLibre, Inc.#	3,729	326,996

		1,020,394

E-Commerce/Services — 0.9%
IAC/InterActive Corp.#	7,528	315,273
priceline.com, Inc.†#	808	392,599

		707,872

Electric Products-Misc. — 0.5%
AMETEK, Inc.	10,028	429,600

Electric - Integrated — 2.5%
American Electric Power Co., Inc.	12,491	495,643
Edison International	12,291	483,159
Exelon Corp.#	11,391	504,735
NextEra Energy, Inc.#	9,291	515,093

		1,998,630

Electronic Components - Semiconductors — 1.3%
Intel Corp.	20,207	503,356
Texas Instruments, Inc.	18,689	562,539

		1,065,895

Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†#	26,359	288,367

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	4,783	179,363

Enterprise Software/Service — 0.9%
Oracle Corp.	23,777	745,409

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card — 1.1%
American Express Co.	17,653	$848,050

Food - Misc. — 0.9%
General Mills, Inc.	17,156	685,382

Home Furnishings — 0.5%
Tempur-Pedic International, Inc.†#	7,195	392,919

Instruments - Controls — 1.8%
Honeywell International, Inc.	26,518	1,435,950

Insurance - Life/Health — 0.7%
Prudential Financial, Inc.	10,486	531,011

Insurance - Multi-line — 0.8%
Assurant, Inc.	15,524	609,162

Insurance - Property/Casualty — 1.1%
Chubb Corp.#	5,987	403,763
Travelers Cos., Inc.	7,694	432,788

		836,551

Investment Management/Advisor Services — 0.6%
Invesco, Ltd.#	24,446	495,032

Machinery - Construction & Mining — 1.3%
Caterpillar, Inc.#	10,192	997,593

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†#	950	412,499
St. Jude Medical, Inc.	7,879	302,869

		715,368

Medical Products — 2.6%
Covidien PLC#	22,233	1,012,713
Stryker Corp.#	20,567	1,004,287

		2,017,000

Medical - Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	5,431	372,893
Amgen, Inc.	4,673	270,613
Biogen Idec, Inc.†#	3,899	448,190
Celgene Corp.†	4,520	285,122

		1,376,818

Medical - Drugs — 4.6%
Allergan, Inc.	7,244	606,468
Johnson & Johnson#	12,395	802,204
Merck & Co., Inc.	24,654	881,380
Pfizer, Inc.	54,517	1,094,156
Pharmasset, Inc.†#	2,217	290,405

		3,674,613

Medical - Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	5,700	225,777
Watson Pharmaceuticals, Inc.†	3,570	230,693

		456,470

Medical - HMO — 2.0%
Aetna, Inc.	14,054	587,738
UnitedHealth Group, Inc.	19,727	962,086

		1,549,824

Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.#	3,047	501,993

Metal - Copper — 0.9%
Freeport-McMoRan Copper & Gold, Inc.	17,338	686,585

Metal - Iron — 0.3%
Cliffs Natural Resources, Inc.#	3,203	217,195

Security Description	Shares	Value (Note 2)

Multimedia — 0.7%
Time Warner, Inc.#	15,436	$537,482

Networking Products — 1.8%
Acme Packet, Inc.†#	13,277	443,850
Cisco Systems, Inc.	50,357	938,655

		1,382,505

Oil & Gas Drilling — 1.6%
Ensco PLC ADR#	24,617	1,279,346

Oil Companies - Exploration & Production — 3.9%
Anadarko Petroleum Corp.	10,695	869,183
Apache Corp.	5,626	559,449
Cabot Oil & Gas Corp.	5,405	478,829
Occidental Petroleum Corp.	12,132	1,199,855

		3,107,316

Oil Companies - Integrated — 3.3%
Chevron Corp.	11,205	1,152,098
ConocoPhillips	12,265	874,740
Exxon Mobil Corp.	7,426	597,347

		2,624,185

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	9,167	494,926

Oil - Field Services — 1.9%
Halliburton Co.	19,200	706,560
Schlumberger, Ltd.#	10,609	799,176

		1,505,736

Paper & Related Products — 0.6%
International Paper Co.#	15,525	440,910

Retail - Consumer Electronics — 0.7%
Best Buy Co., Inc.#	19,000	514,710

Retail - Discount — 2.2%
Costco Wholesale Corp.#	6,507	555,047
Target Corp.	22,210	1,170,467

		1,725,514

Retail - Regional Department Stores — 0.7%
Kohl’s Corp.	9,686	521,107

Retail - Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†#	501	161,102
McDonald’s Corp.#	9,972	952,525
Starbucks Corp.	13,755	598,067

		1,711,694

Semiconductor Components — Integrated Circuits — 1.3%
QUALCOMM, Inc.	19,027	1,042,680

Semiconductor Equipment — 0.2%
Lam Research Corp.†#	4,524	184,443

Software Tools — 0.6%
VMware, Inc., Class A†	5,220	504,670

Steel - Producers — 0.4%
Carpenter Technology Corp.#	6,352	343,897

Telecom Equipment - Fiber Optics — 0.8%
Corning, Inc.#	49,363	655,047

Telephone - Integrated — 1.5%
AT&T, Inc.	24,381	706,561
Verizon Communications, Inc.#	12,196	460,155

		1,166,716

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Tobacco — 1.4%
Lorillard, Inc.#	2,655	$296,351
Philip Morris International, Inc.	10,899	830,940

		1,127,291

Transport - Rail — 0.8%
Union Pacific Corp.#	6,058	626,458

Transport - Services — 1.9%
United Parcel Service, Inc., Class B#	21,063	1,511,270

Web Portals/ISP — 3.1%
Baidu, Inc. ADR†	2,917	382,098
Google, Inc., Class A†	3,400	2,037,926

		2,420,024

Wireless Equipment — 0.5%
Crown Castle International Corp.†	9,253	391,587

Total Long-Term Investment Securities
(cost $73,641,792)		76,406,340

SHORT-TERM INVESTMENT SECURITIES — 9.9%
Collective Investment Pool — 6.0%
Navigator Securities Lending Prime Portfolio(1)(2) (cost $4,741,397)	4,741,397	4,741,397

REPURCHASE AGREEMENT — 3.9%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $3,051,000)	$3,051,000	3,051,000

TOTAL INVESTMENTS
(cost $81,434,189)(4)	106.5%	84,198,737
Liabilities in excess of other assets	(6.5)	(5,142,403)

NET ASSETS	100.0%	$79,056,334

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $4,955,354. This was secured by collateral of $4,741,397, which was received in cash and subsequently invested in short-term investments currently valued at $4,741,397 as reported in the portfolio of investments. The remaining collateral of $107,581 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	7/15/2014
Federal Home Loan Mortgage Corp.	4.00% to 5.00%	03/15/32 - 06/15/40
Federal National Mortgage Corp.	4.00%	08/25/41
United States Treasury Bills	zero coupon	12/22/11

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$76,406,340	$—	$—	$76,406,340
Short-Term Investment Securities:
Collective Investment Pool	—	4,741,397	—	4,741,397
Repurchase Agreement	—	3,051,000	—	3,051,000

Total	$76,406,340	$7,792,397	$—	$84,198,737

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	27.3%
Medical — Drugs	18.8
Medical Products	10.6
Medical — HMO	6.8
Therapeutics	4.6
Pharmacy Services	4.5
Medical — Wholesale Drug Distribution	3.7
Medical — Hospitals	3.6
Medical Instruments	2.8
Dental Supplies & Equipment	2.3
Medical Information Systems	2.2
Medical — Generic Drugs	1.9
Medical Labs & Testing Services	1.7
Dialysis Centers	1.5
Diagnostic Kits	1.2
Retail — Drug Store	1.1
Agricultural Chemicals	0.9
Applications Software	0.8
Physicians Practice Management	0.8
Instruments — Scientific	0.7
Heart Monitors	0.7
Consulting Services	0.6
Commercial Services	0.4
Chemicals — Diversified	0.4
Patient Monitoring Equipment	0.4
Registered Investment Companies	0.3
Distribution/Wholesale	0.2
Diagnostic Equipment	0.2
Retail — Convenience Store	0.2
Disposable Medical Products	0.2
Instruments — Controls	0.2
Drug Delivery Systems	0.1
Insurance — Life/Health	0.1
Medical Laser Systems	0.1
Electronic Measurement Instruments	0.1
Computer Software	0.1

102.1%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 101.6%
Agricultural Chemicals — 0.9%
Monsanto Co.	25,100	$1,843,595

Applications Software — 0.8%
Nuance Communications, Inc.†	70,700	1,737,806

Chemicals - Diversified — 0.4%
Bayer AG(1)	13,064	858,262
Bayer AG ADR	600	39,426

		897,688

Commercial Services — 0.4%
HMS Holdings Corp.†	30,300	918,999

Computer Software — 0.1%
DynaVox, Inc., Class A†	23,174	92,001

Consulting Services — 0.6%
Advisory Board Co.†	7,400	535,612
MAXIMUS, Inc.	18,700	777,920

		1,313,532

Dental Supplies & Equipment — 2.3%
DENTSPLY International, Inc.	131,700	4,755,687

Diagnostic Equipment — 0.2%
Gen - Probe, Inc.†	2,940	185,191
GenMark Diagnostics, Inc.†	55,000	231,550

		416,741

Diagnostic Kits — 1.2%
BG Medicine, Inc.†	21,500	99,760
IDEXX Laboratories, Inc.†	32,000	2,406,080

		2,505,840

Dialysis Centers — 1.5%
DaVita, Inc.†	24,000	1,828,320
Fresenius Medical Care AG & Co. KGaA(1)	17,621	1,204,191

		3,032,511

Disposable Medical Products — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.(1)	424,000	371,979

Distribution/Wholesale — 0.2%
Owens & Minor, Inc.	15,900	489,720

Drug Delivery Systems — 0.1%
Depomed, Inc.†	32,600	158,762
Nektar Therapeutics†	27,200	136,000

		294,762

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	3,700	138,750

Heart Monitors — 0.7%
HeartWare International, Inc.†	20,625	1,423,125

Instruments - Controls — 0.2%
Mettler - Toledo International, Inc.†	2,100	335,580

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	32,000	1,512,000

Insurance - Life/Health — 0.1%
Odontoprev SA	21,200	294,257

Medical Information Systems — 2.2%
Allscripts Healthcare Solutions, Inc.†	95,200	1,852,592
athenahealth, Inc.†	30,700	1,823,580
Cerner Corp.†	15,600	951,288

		4,627,460

Security Description	Shares	Value (Note 2)

Medical Instruments — 2.8%
Arthrocare Corp.†	21,587	$643,508
Bruker Corp.†	67,300	842,596
Conceptus, Inc.†	72,000	788,760
Edwards Lifesciences Corp.†	31,400	2,073,342
Endologix, Inc.†	13,700	155,358
Intuitive Surgical, Inc.†	1,160	503,684
Volcano Corp.†	38,900	959,663

		5,966,911

Medical Labs & Testing Services — 1.7%
Covance, Inc.†	45,800	2,102,678
Fleury SA	43,200	492,117
Laboratory Corp. of America Holdings†	4,900	420,028
Quest Diagnostics, Inc.	8,600	504,476

		3,519,299

Medical Laser Systems — 0.1%
LCA-Vision, Inc.†	70,700	199,374

Medical Products — 10.6%
Baxter International, Inc.	81,744	4,222,895
BioMimetic Therapeutics, Inc.†	14,500	45,530
China Kanghui Holdings, Inc. ADR†	45,900	699,975
China Medical System Holdings, Ltd.(1)	1,458,000	1,060,475
Cooper Cos., Inc.	12,400	759,624
Covidien PLC	95,400	4,345,470
EnteroMedics, Inc.†	105,150	203,991
Fresenius SE & Co. KGaA(1)	4,236	407,393
Henry Schein, Inc.†	46,600	2,998,244
Hill - Rom Holdings, Inc.	13,400	423,440
Hospira, Inc.†	17,700	498,963
Nobel Biocare Holding AG†(1)	11,273	143,153
Sonova Holding AG†(1)	2,516	262,842
Straumann Holding AG(1)	1,600	281,028
Stryker Corp.	76,200	3,720,846
Tornier NV†	6,300	113,211
Zimmer Holdings, Inc.†	41,800	2,112,990

		22,300,070

Medical - Biomedical/Gene — 27.2%
Acorda Therapeutics, Inc.†	33,875	784,206
Aegerion Pharmaceuticals, Inc.†	20,400	327,012
Alexion Pharmaceuticals, Inc.†	251,040	17,236,407
AMAG Pharmaceuticals, Inc.†	39,400	701,320
Amarin Corp. PLC ADR†	71,200	496,976
Amgen, Inc.	54,675	3,166,229
Amylin Pharmaceuticals, Inc.†	63,800	689,040
Arqule, Inc.†	16,900	94,809
Basilea Pharmaceutica†(1)	1,848	64,044
Biocon, Ltd.(1)	23,900	147,171
BioCryst Pharmaceuticals, Inc.†	31,500	90,720
Biogen Idec, Inc.†	13,700	1,574,815
Celgene Corp.†	73,540	4,638,903
Cubist Pharmaceuticals, Inc.†	53,000	2,044,210
Dendreon Corp.†	63,700	550,368
Dyadic International, Inc.†	33,700	44,484
Dynavax Technologies Corp.†	21,200	65,932
Exelixis, Inc.†	233,200	1,075,052
Gilead Sciences, Inc.†	140,600	5,602,910
GTx, Inc.†	31,844	86,616
Halozyme Therapeutics, Inc.†	20,000	189,600
Human Genome Sciences, Inc.†	152,054	1,166,254
Illumina, Inc.†	21,600	600,912
Incyte Corp., Ltd.†	286,200	3,940,974
Intercell AG†(1)	8,622	20,220
InterMune, Inc.†	83,800	1,521,808

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Lexicon Pharmaceuticals, Inc.†	34,200	$40,014
Medicines Co.†	183,800	3,475,658
Micromet, Inc.†	17,300	106,049
Momenta Pharmaceuticals, Inc.†	34,200	514,368
Newron Pharmaceuticals SpA†(1)	9,000	19,746
NPS Pharmaceuticals, Inc.†	69,200	393,056
Regeneron Pharmaceuticals, Inc.†	52,200	3,101,724
Seattle Genetics, Inc.†	40,700	676,841
Sinovac Biotech, Ltd.†	43,200	101,952
Tranzyme, Inc.†	62,300	197,491
United Therapeutics Corp.†	7,000	286,370
Vertex Pharmaceuticals, Inc.†	38,994	1,130,436
Vical, Inc.†	68,700	302,967

		57,267,664

Medical - Drugs — 18.7%
Achillion Pharmaceuticals, Inc.†	17,200	114,380
Alkermes PLC†	175,300	2,680,337
Allergan, Inc.	10,700	895,804
Anacor Pharmaceuticals, Inc.†	49,300	247,979
Ardea Biosciences, Inc.†	27,517	514,018
Auxilium Pharmaceuticals, Inc.†	44,000	766,920
Cadence Pharmaceuticals, Inc.†	86,300	378,857
Cardiome Pharma Corp.†	65,600	133,824
Clovis Oncology, Inc.†	14,200	182,754
Elan Corp. PLC ADR†	229,700	2,485,354
Endocyte, Inc.†	15,300	157,437
GlaxoSmithKline Pharmaceuticals, Ltd.(1)	3,696	136,551
Hikma Pharmaceuticals PLC(1)	10,303	101,134
Idenix Pharmaceuticals, Inc.†	201,500	1,531,400
Infinity Pharmaceuticals, Inc.†	27,750	253,358
Ironwood Pharmaceuticals, Inc.†	7,700	92,939
Jazz Pharmaceuticals, Inc.†	32,300	1,279,726
Lijun International Pharmaceutical Holding, Ltd.(1)	190,000	21,696
MAP Pharmaceuticals, Inc.†	24,900	342,375
Medivation, Inc.†	31,800	1,461,210
Merck & Co., Inc.	81,404	2,910,193
Novo Nordisk A/S, Class B(1)	6,846	778,619
Optimer Pharmaceuticals, Inc.†	44,900	517,248
Pacira Pharmaceuticals, Inc.†	64,100	469,212
Pfizer, Inc.	70,366	1,412,246
Pharmasset, Inc.†	54,600	7,152,054
Poniard Pharmaceuticals, Inc.†	2,403	11,316
Ranbaxy Laboratories, Ltd.(1)	29,600	252,721
Rigel Pharmaceuticals, Inc.†	61,800	470,916
Roche Holding AG(1)	12,394	1,971,347
Salix Pharmaceuticals, Ltd.†	14,400	635,616
Sanofi(1)	2,900	202,994
Savient Pharmaceuticals, Inc.†	8,700	21,837
Shire PLC(1)	26,700	896,174
Shire PLC ADR	9,132	925,254
Sun Pharmaceutical Industries, Ltd.(1)	23,000	233,962
Swedish Orphan Biovitrum AB†(1)	95,623	185,054
Targacept, Inc.†	15,600	117,156
UCB SA	10,649	438,930
Valeant Pharmaceuticals International, Inc.†	118,933	5,495,894
Vectura Group PLC†(1)	82,423	78,141
XenoPort, Inc.†	91,000	434,980

		39,389,917

Medical - Generic Drugs — 1.9%
Impax Laboratories, Inc.†	30,900	622,326
Par Pharmaceutical Cos., Inc.†	3,800	123,158
Sawai Pharmaceutical Co., Ltd.(1)	13,600	1,445,309
Simcere Pharmaceutical Group ADR†	32,100	239,787

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs (continued)
Teva Pharmaceutical Industries, Ltd. ADR	23,435	$928,261
Towa Pharmaceutical Co., Ltd.(1)	14,800	662,924

		4,021,765

Medical - HMO — 6.8%
AMERIGROUP Corp.†	49,500	2,829,915
Amil Participacoes SA	37,200	345,597
Centene Corp.†	26,500	1,025,815
Triple - S Management Corp., Class B†	24,357	474,474
UnitedHealth Group, Inc.	91,600	4,467,332
WellCare Health Plans, Inc.†	28,200	1,648,290
WellPoint, Inc.	49,300	3,478,115

		14,269,538

Medical - Hospitals — 3.6%
Bangkok Dusit Medical Services PCL	593,700	1,428,537
Community Health Systems, Inc.†	22,700	451,049
Fortis Healthcare India, Ltd.†(1)	134,100	293,783
HCA Holdings, Inc.†	40,700	992,266
Health Management Associates, Inc., Class A†	117,800	968,316
Select Medical Holdings Corp.†	79,000	684,930
Universal Health Services, Inc., Class B	68,700	2,763,114

		7,581,995

Medical - Wholesale Drug Distribution — 3.7%
AmerisourceBergen Corp.	67,500	2,507,625
McKesson Corp.	61,900	5,033,089
Sinopharm Group Co., Ltd.(1)	92,000	222,143

		7,762,857

Patient Monitoring Equipment — 0.4%
Insulet Corp.†	41,800	776,644

Pharmacy Services — 4.5%
Catalyst Health Solutions, Inc.†	38,114	1,982,690
Express Scripts, Inc.†	43,921	2,004,994
SXC Health Solutions Corp.†	92,500	5,440,850

		9,428,534

Physicians Practice Management — 0.8%
Mednax, Inc.†	25,200	1,698,480

Retail - Convenience Store — 0.2%
CP ALL PCL	247,400	396,856

Retail - Drug Store — 1.1%
Raia SA	39,000	606,022
Shanghai Pharmaceuticals Holding Co., Ltd.†(1)	357,000	678,785
Shoppers Drug Mart Corp.	26,600	1,107,084

		2,391,891

Therapeutics — 4.6%
Allos Therapeutics, Inc.†	49,300	65,569
AVANIR Pharmaceuticals, Inc., Class A†	433,111	1,065,453
BioMarin Pharmaceutical, Inc.†	82,800	2,866,536
ISTA Pharmaceuticals, Inc.†	34,800	130,500
Neurocrine Biosciences, Inc.†	83,035	543,049
Onyx Pharmaceuticals, Inc.†	24,800	1,093,680
Pharmacyclics, Inc.†	131,800	2,007,314
Puma Biotechnology†(2)(3)(4)	38,324	143,715
Theravance, Inc.†	48,600	1,134,324
Warner Chilcott PLC, Class A†	23,100	363,132
YM Biosciences, Inc.†	187,200	237,744

		9,651,016

Total Common Stock
(cost $181,229,564)		213,624,844

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED STOCK — 0.1%
Medical - Biomedical/Gene — 0.1%
Tesaro, Inc. Series B(2)(3)(4)(6) (cost $149,919)	68,928	$149,918

RIGHTS — 0.0%
Medical - Biomedical/Gene — 0.0%
Lexicon Pharmaceuticals, Inc. Expires 12/22/11† (cost $0)	34,200	584

WARRANTS† — 0.0%
Medical Products — 0.0%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(3)(4)	82,200	49
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	31,679
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	5,391

		37,119

Medical - Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	13,050	2,999
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(3)(4)	9,484	14,134

		17,133

Therapeutics — 0.0%
Puma Biotechnology Expires 10/04/21 (Strike price $0.01)(2)(3)(4)	1	0

Total Warrants
(cost $13,092)		54,252

PUT OPTIONS - PURCHASED — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc.(7)	69	5,865

CALL OPTIONS - PURCHASED — 0.1%
Medical - Drugs — 0.1%
Medivation, Inc.(7)	33	74,910
Medivation, Inc.(7)	16	39,360
Medivation, Inc.(7)	16	37,840
Targacept, Inc.(7)	15	75

		152,185

Total Options - Purchased
(cost $89,629)		158,050

CONVERTIBLE BONDS & NOTES — 0.0%
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/16 (cost $68,000)	$68,000	67,660

U.S. CORPORATE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/17 (cost $68,753)	71,000	$71,621

Total Long-Term Investment Securities
(cost $181,618,957)		214,126,929

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund (cost $710,132)	710,132	710,132

TOTAL INVESTMENTS
(cost $182,329,089)(5)	102.1%	214,837,061
Liabilities in excess of other assets	(2.1)	(4,495,320)

NET ASSETS	100.0%	$210,341,741

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $13,001,841 representing 6.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $310,815 representing 0.1% of net assets.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharma ceuticals, Inc. Expires 10/05/16 Strike Price $2.77 Warrant	10/5/2009	13,050	$1,631	$2,999	$0.23	0.0%
Cadence Pharma ceuticals, Inc. Expires 02/18/14 Strike Price $7.84 Warrant	2/18/2009	9,484	1,186	14,134	1.49	0.0%
EnteroMedics, Inc. Expires 02/23/13 Strike Price $8.28 Warrant	2/23/2009	82,200	10,275	49	0.00	0.0%
Puma Biotech nology Common Stock	10/4/2011	38,324	143,715	143,715	3.75	0.1%
Puma Biotech nology Expires 10/04/21 Strike Price $0.01 Warrant	10/4/2011	1	–	0	0.00	0.0%
Tesaro, Inc. Series B Convertible Preferred Stock	6/6/2011	68,928	149,919	149,918	2.17	0.1%

				$310,815		0.2%

(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security is subject to an unfunded commitment, see Note 12 for details.
(7)	Options Purchased

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Call Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Medivation, Inc.	December 2011	$22.00	16	$5,607	$37,840	$32,233
Medivation, Inc.	December 2011	23.00	33	10,824	74,910	64,086
Medivation, Inc.	December 2011	21.00	16	5,663	39,360	33,697
Targacept, Inc.	December 2011	20.00	15	7,540	75	(7,465)

			80	$29,634	$152,185	$122,551

Put Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
HeartWare International, Inc.	December 2011	$65.00	69	$59,995	$5,865	$(54,130)

ADR—American Depository Receipt

Open call option contracts written at November 30, 2011 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Alexion Pharmaceuticals, Inc.	Jan-12	$60.00	35	$10,570	$35,350	$(24,780)
Alexion Pharmaceuticals, Inc.	May-12	80.00	35	9,060	12,600	(3,540)
Alexion Pharmaceuticals, Inc.	May-12	85.00	53	14,500	12,455	2,045
Allergan, Inc.	Jan-12	80.00	19	6,973	10,830	(3,857)
Allergan, Inc.	Apr-12	95.00	18	3,996	3,240	756
AmerisourceBergen Corp.	Jan-12	43.00	34	4,063	340	3,723
Amgen, Inc.	Jan-12	67.50	55	7,205	330	6,875
Amgen, Inc.	Apr-12	65.00	35	4,379	2,310	2,069
Baxter International, Inc.	May-12	62.50	53	6,731	2,915	3,816
Biogen Idec, Inc.	Jan-12	90.00	38	8,626	98,040	(89,414)
Biogen Idec, Inc.	Jan-12	115.00	19	10,203	10,450	(247)
Celgene Corp.	Jan-12	65.00	17	1,734	2,771	(1,037)
Celgene Corp.	Jan-12	67.50	35	5,355	2,765	2,590
Celgene Corp.	Jan-12	75.00	35	3,745	175	3,570
Covidien PLC	Jan-12	57.50	96	10,232	480	9,752
Edwards Lifesciences Corp.	Jan-12	80.00	106	25,049	2,120	22,929
Edwards Lifesciences Corp.	Jan-12	85.00	23	3,956	690	3,266
Edwards Lifesciences Corp.	Jan-12	90.00	52	18,308	520	17,788
Edwards Lifesciences Corp.	May-12	95.00	57	9,406	3,705	5,701
Express Scripts, Inc.	Jan-12	60.00	70	17,379	210	17,169
Express Scripts, Inc.	Jan-12	70.00	19	4,275	95	4,180
Gilead Sciences, Inc.	Feb-12	41.00	70	8,757	12,320	(3,563)
Illumina, Inc.	Jan-12	90.00	7	1,624	70	1,554
Intuitive Surgical, Inc.	Jan-12	300.00	11	32,017	149,930	(117,913)
Medivation, Inc.	Jan-12	45.00	71	8,328	27,335	(19,007)
Medivation, Inc.	Jan-12	50.00	17	1,734	2,805	(1,071)
Merck & Co., Inc.	Jan-13	40.00	71	9,159	10,082	(923)
Monsanto Co.	Jan-12	80.00	73	22,045	8,030	14,015
Monsanto Co.	Jan-12	82.50	56	10,332	3,528	6,804
Stryker Corp.	Jan-12	55.00	50	6,725	1,000	5,725
UnitedHealth Group, Inc.	Dec-11	55.00	70	10,220	280	9,940
UnitedHealth Group, Inc.	Jan-12	50.00	112	11,989	17,136	(5,147)
Valeant Pharmaceuticals International, Inc.	Jan-12	60.00	75	23,024	1,125	21,899
Valeant Pharmaceuticals International, Inc.	Apr-12	55.00	71	11,059	13,845	(2,786)
Vertex Pharmaceuticals, Inc.	Jan-12	46.00	55	8,910	1,100	7,810
Vertex Pharmaceuticals, Inc.	Jan-12	47.00	55	11,935	825	11,110
Vertex Pharmaceuticals, Inc.	Jan-12	60.00	36	7,709	540	7,169
Vertex Pharmaceuticals, Inc.	Jan-12	65.00	18	1,926	270	1,656
Zimmer Holdings, Inc.	Jan-12	75.00	99	14,800	1,485	13,315

			1,921	$388,038	$454,097	$(66,059)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open put option contracts written at November 30, 2011 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-12	$55.00	19	$17,518	$3,629	$13,889
Acorda Therapeutics, Inc.	Jan-12	25.00	21	10,962	8,610	2,352
Aetna, Inc.	Jan-12	50.00	122	88,522	111,020	(22,498)
Agilent Technologies, Inc.	Jan-12	45.00	19	14,384	15,200	(816)
Alexion Pharmaceuticals, Inc.	Jan-12	60.00	18	9,719	2,430	7,289
Allscripts Healthcare Solutions	Jan-12	25.00	75	34,876	55,500	(20,624)
AMAG Pharmaceuticals, Inc.	Jan-12	20.00	30	12,817	10,200	2,617
AMERIGROUP Corp.	Mar-12	65.00	7	4,529	8,750	(4,221)
AMERIGROUP Corp.	Jun-12	60.00	18	18,396	16,560	1,836
AmerisourceBergen Corp.	Jan-12	40.00	75	51,524	26,250	25,274
AmerisourceBergen Corp.	Jan-12	45.00	72	48,933	60,480	(11,547)
AmerisourceBergen Corp.	Jan-12	50.00	54	48,599	79,380	(30,781)
Amgen, Inc.	Jan-12	57.50	11	6,559	1,947	4,612
Amgen, Inc.	Jan-12	60.00	34	26,792	10,880	15,912
Amylin Pharmaceuticals, Inc.	Jan-12	12.50	19	5,738	4,123	1,615
Amylin Pharmaceuticals, Inc.	Jan-12	20.00	18	11,106	17,550	(6,444)
Amylin Pharmaceuticals, Inc.	Jan-12	25.00	18	12,338	27,900	(15,562)
Baxter International, Inc.	Jan-12	50.00	19	10,108	2,812	7,296
Baxter International, Inc.	Jan-12	65.00	33	19,576	47,190	(27,614)
Baxter International, Inc.	Jan-12	70.00	72	86,902	138,240	(51,338)
Biogen Idec, Inc.	Jan-12	75.00	38	21,926	1,140	20,786
Biogen Idec, Inc.	Jan-12	90.00	38	45,865	2,090	43,775
Biogen Idec, Inc.	Jan-12	95.00	38	57,645	3,420	54,225
Biogen Idec, Inc.	Jan-12	100.00	45	48,741	6,300	42,441
Biogen Idec, Inc.	Jan-12	105.00	38	50,768	8,360	42,408
Biogen Idec, Inc.	Jan-12	110.00	20	25,439	7,000	18,439
Biogen Idec, Inc.	Jan-13	115.00	46	66,375	78,200	(11,825)
Biogen Idec, Inc.	Jan-13	120.00	35	63,712	68,600	(4,888)
Bristol Myers Squibb Co.	Jan-12	27.50	56	16,128	840	15,288
Bristol Myers Squibb Co.	Jan-12	30.00	47	13,906	1,504	12,402
Bristol Myers Squibb Co.	Mar-12	30.00	55	17,985	4,345	13,640
Bristol Myers Squibb Co.	Mar-12	33.00	53	19,536	9,752	9,784
Cardinal Health, Inc.	Jan-12	45.00	75	53,774	26,250	27,524
Catalyst Health Solutions, Inc.	Jun-12	50.00	21	15,477	11,970	3,507
Celgene Corp.	Jan-12	55.00	11	8,492	693	7,799
Celgene Corp.	Jan-12	60.00	26	23,372	3,848	19,524
Celgene Corp.	Jan-12	65.00	20	24,574	7,200	17,374
Cerner Corp.	Jan-12	50.00	40	24,939	2,000	22,939
Cooper Cos., Inc.	May-12	55.00	35	20,370	17,850	2,520
Coventry Health Care, Inc.	Aug-12	35.00	51	27,896	32,640	(4,744)
Covidien PLC	Jan-12	55.00	18	9,666	18,360	(8,694)
Covidien PLC	Jan-12	60.00	7	6,279	11,060	(4,781)
Cubist Pharmaceuticals, Inc.	Jan-12	25.00	1	497	25	472
CVS Caremark Corp.	Jan-12	40.00	37	21,756	8,066	13,690
Davita, Inc.	Apr-12	60.00	42	23,498	10,080	13,418
Dendreon Corp.	Jan-12	60.00	2	4,494	10,740	(6,246)
DENTSPLY International, Inc.	Apr-12	40.00	85	61,814	68,850	(7,036)
Depomed, Inc.	Mar-12	10.00	50	21,350	27,000	(5,650)
Edwards Lifesciences Corp.	Jan-12	95.00	106	119,820	334,960	(215,140)
Express Scripts, Inc.	Jun-12	50.00	21	15,567	17,220	(1,653)
Forest Laboratories, Inc.	Jan-12	35.00	37	17,390	19,610	(2,220)
Gilead Sciences, Inc.	Jan-12	40.00	10	4,866	1,840	3,026
Gilead Sciences, Inc.	Jan-12	44.00	34	19,553	15,640	3,913
Gilead Sciences, Inc.	Jan-12	45.00	56	35,997	30,520	5,477
Gilead Sciences, Inc.	Jan-13	35.00	21	10,332	7,245	3,087
Henry Schein, Inc.	Jan-12	75.00	109	83,664	138,430	(54,766)
Henry Schein, Inc.	Jan-12	80.00	29	23,665	51,330	(27,665)
Hospira, Inc.	Jan-12	60.00	9	7,200	30,510	(23,310)
Human Genome Sciences, Inc.	Jan-12	26.00	46	20,132	93,380	(73,248)
Human Genome Sciences, Inc.	Apr-12	20.00	35	29,819	50,575	(20,756)
Humana, Inc.	Jan-12	60.00	115	136,405	2,875	133,530
Humana, Inc.	Jan-12	70.00	75	70,494	4,125	66,369
Humana, Inc.	Jan-13	85.00	17	22,855	20,230	2,625
Illumina, Inc.	Jan-12	60.00	4	4,088	13,640	(9,552)
Intermune, Inc.	Jan-12	40.00	65	53,913	147,550	(93,637)
Intermune, Inc.	Jan-12	45.00	94	116,324	258,500	(142,176)
Intermune, Inc.	Jan-12	50.00	82	89,235	265,680	(176,445)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at November 30, 2011	Unrealized Appreciation/ (Depreciation)
Intermune, Inc.	Jan-12	$55.00	44	$65,197	$164,560	$(99,363)
Jazz Pharmaceuticals, Inc.	Jan-12	25.00	56	30,631	3,360	27,271
Jazz Pharmaceuticals, Inc.	Jan-12	30.00	38	32,565	3,230	29,335
Jazz Pharmaceuticals, Inc.	Jan-12	35.00	30	25,709	4,500	21,209
Jazz Pharmaceuticals, Inc.	Jan-12	40.00	30	30,796	10,800	19,996
Johnson & Johnson	Jan-12	65.00	37	27,347	6,623	20,724
Johnson & Johnson	Jan-12	67.50	56	50,231	18,760	31,471
Johnson & Johnson	Jan-12	70.00	50	27,339	27,500	(161)
Johnson & Johnson	Apr-12	70.00	69	54,647	45,540	9,107
Maximus, Inc.	Apr-12	40.00	144	65,687	47,520	18,167
McKesson Corp.	Jan-12	80.00	37	62,508	9,805	52,703
McKesson Corp.	Jan-12	85.00	19	27,018	10,070	16,948
Medco Health Solutions, Inc.	Jan-12	60.00	71	44,522	37,630	6,892
Medco Health Solutions, Inc.	Jan-12	65.00	69	28,762	64,170	(35,408)
Medicis Pharmaceutical, Class A	Jan-12	35.00	56	29,319	30,240	(921)
Medtronic, Inc.	Jan-12	35.00	40	25,679	4,160	21,519
Medtronic, Inc.	Jan-12	40.00	38	24,139	15,390	8,749
Monsanto Co.	Jan-12	62.50	48	63,757	4,176	59,581
Monsanto Co.	Jan-12	65.00	37	44,489	4,588	39,901
Monsanto Co.	Jan-12	70.00	48	67,307	12,096	55,211
Monsanto Co.	Jan-12	75.00	7	10,083	3,290	6,793
Monsanto Co.	Jan-12	80.00	25	37,601	20,125	17,476
Monsanto Co.	Jan-13	80.00	21	34,901	32,760	2,141
Mylan, Inc.	Jan-12	22.50	1	467	350	117
Mylan, Inc.	Jan-12	25.00	56	20,412	35,000	(14,588)
Nuance Communications, Inc.	Apr-12	25.00	21	12,957	6,300	6,657
Perrigo Co.	Jan-12	80.00	23	29,945	1,265	28,680
Pfizer, Inc.	Jan-12	20.00	301	95,063	21,070	73,993
Pfizer, Inc.	Jan-12	22.50	255	126,891	63,750	63,141
Pfizer, Inc.	Jan-12	25.00	321	195,752	160,500	35,252
Pharmasset, Inc.	Feb-12	60.00	2	2,547	280	2,267
Pharmasset, Inc.	May-12	65.00	5	5,408	2,400	3,008
Quest Diagnostics, Inc.	Jan-12	55.00	24	13,743	2,640	11,103
Quest Diagnostics, Inc.	Jan-12	60.00	28	24,755	8,680	16,075
Quest Diagnostics, Inc.	Jan-12	65.00	59	56,899	46,020	10,879
Quest Diagnostics, Inc.	May-12	60.00	20	13,540	11,400	2,140
Salix Pharmaceuticals, Ltd.	Jan-12	50.00	23	27,300	21,850	5,450
Sanofi ADR	Mar-12	35.00	42	18,564	10,920	7,644
Sanofi CVR	Jan-12	75.00	27	11,394	540	10,854
Savient Pharmaceuticals, Inc.	Jan-12	15.00	100	48,794	141,000	(92,206)
St Jude Medical, Inc.	Jan-12	45.00	36	20,412	31,320	(10,908)
Stryker Corp.	Jan-12	60.00	41	37,941	50,020	(12,079)
Stryker Corp.	Jan-12	65.00	19	17,556	32,870	(15,314)
Stryker Corp.	Jan-12	70.00	22	27,118	48,840	(21,722)
Stryker Corp.	Mar-12	60.00	14	18,189	17,640	549
SXC Health Solutions Corp.	Jan-12	50.00	3	1,566	480	1,086
SXC Health Solutions Corp.	Jan-12	70.00	52	55,309	61,360	(6,051)
Teva Pharmaceutical Industries, Ltd ADR	Jan-12	52.50	22	16,489	28,600	(12,111)
Teva Pharmaceutical Industries, Ltd ADR	Jan-12	55.00	17	12,359	26,350	(13,991)
Teva Pharmaceutical Industries, Ltd ADR	Jun-12	50.00	34	27,267	22,440	4,827
Teva Pharmaceutical Industries, Ltd ADR	Jan-13	45.00	21	19,257	18,795	462
United Therapeutics Corp.	Jan-12	60.00	28	26,260	53,760	(27,500)
UnitedHealth Group, Inc.	Jan-12	35.00	17	14,884	255	14,629
UnitedHealth Group, Inc.	Jan-12	40.00	22	19,096	814	18,282
UnitedHealth Group, Inc.	Jan-12	45.00	37	20,979	3,848	17,131
UnitedHealth Group, Inc.	Jan-12	50.00	37	31,593	10,915	20,678
UnitedHealth Group, Inc.	Jan-12	55.00	39	31,342	34,905	(3,563)
UnitedHealth Group, Inc.	Mar-12	60.00	23	25,427	32,315	(6,888)
Valeant Pharmaceuticals International, Inc.	Jan-12	40.00	7	4,809	805	4,004
Valeant Pharmaceuticals International, Inc.	Jan-12	65.00	23	26,262	2,645	23,617
Vertex Pharmaceuticals, Inc.	Jan-12	55.00	28	25,035	78,680	(53,645)
Walgreen Co.	Jan-12	50.00	36	31,546	60,120	(28,574)
Warner Chilcott Plc Class A	Jan-13	20.00	36	17,892	22,320	(4,428)
Watson Pharmaceuticals, Inc.	Jan-12	70.00	75	95,773	52,500	43,273
WellPoint, Inc.	Jan-12	65.00	26	21,591	3,848	17,743
WellPoint, Inc.	Jan-12	85.00	75	86,984	124,125	(37,141)
Zimmer Holdings, Inc.	Jan-12	65.00	27	20,169	39,420	(19,251)
Zimmer Holdings, Inc.	Jan-12	70.00	24	21,648	48,000	(26,352)

			5,968	$4,606,909	$4,623,542	$(16,633)

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$20,145,179	$2,154,891	#	$—	$22,300,070
Medical - Biomedical/Gene	57,016,483	251,181	#	—	57,267,664
Medical - Drugs	34,531,524	4,858,393	#	—	39,389,917
Medical - HMO	14,269,538	—		—	14,269,538
Other Industries*	74,516,564	5,737,376	#	143,715	80,397,655
Convertible Preferred Stock	—	—		149,918	149,918
Rights	—	584		—	584
Warrants	—	51,253		2,999	54,252
Options - Purchased	158,050	—		—	158,050
Convertible Bonds & Notes	—	67,660		—	67,660
U.S. Corporate Bonds & Notes	—	71,621		—	71,621
Short-Term Investment Securities:
Registered Investment Companies	—	710,132		—	710,132
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	207,226	—		—	207,226
Put Option Contracts Written - Appreciation	1,611,409	—		—	1,611,409

Total	$202,455,973	$13,903,091		$296,632	$216,655,696

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	273,285	—		—	273,285
Put Option Contracts Written - Depreciation	1,628,042	—			1,628,042

Total	$1,901,327	$—		$—	$1,901,327

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $13,001,841 representing 6.2% of net assets. See Note 2.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

	Common Stock	Convertible Preferred Stock	Warrants
Balance as of 5/31/2011	$—	$—	$53,521
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	—	—
Change in unrealized depreciation(1)	—	(1)	(18,794)
Net purchases	—	149,919	—
Net sales	—	—	—
Transfers into Level 3(2)	143,715	—	—
Transfers out of Level 3(2)	—	—	(31,728)

Balance as of 11/30/2011	$143,715	$149,918	$2,999

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock	Convertible Preferred Stock	Warrants
$—	$(1)	$(2,665)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

United States Treasury Bonds	32.2%
United States Treasury Notes	21.1
Sovereign	10.8
Banks — Commercial	5.9
Diversified Banking Institutions	5.2
Time Deposits	4.8
Insurance — Life/Health	3.2
Banks — Super Regional	3.2
Finance — Investment Banker/Broker	2.2
Insurance — Multi-line	1.8
Federal National Mtg. Assoc.	1.4
Special Purpose Entities	1.1
Electric — Integrated	1.1
Gold Mining	1.0
Diversified Financial Services	0.8
Banks — Money Center	0.6
Finance — Consumer Loans	0.5
Federal Home Loan Mtg. Corp.	0.5
Metal — Aluminum	0.4
Auto — Cars/Light Trucks	0.4
Real Estate Investment Trusts	0.3
Metal — Diversified	0.3
Medical — Drugs	0.3
Finance — Auto Loans	0.3
Diversified Manufacturing Operations	0.3
Diversified Minerals	0.2
Transport — Rail	0.2
Oil & Gas Drilling	0.2
Pipelines	0.1
Telephone — Integrated	0.1

100.5%

Credit Quality†#

AAA	10.7%
AA	66.2
A	9.5
BBB	7.6
BB	1.0
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 21.5%
Auto - Cars/Light Trucks — 0.4%
Daimler Finance North America LLC FRS Company Guar. Notes 0.97% due 03/28/14*	$1,430,000	$1,401,102

Banks - Commercial — 3.1%
BNP Paribas LLC FRS Bank Guar. Notes 5.44% due 04/03/17	674,000	621,313
BNP Paribas US FRS Bank Guar. Notes 5.24% due 03/23/12(1)	3,000,000	3,032,280
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	1,500,000	1,332,462
Fifth Third Bank FRS Senior Notes 0.58% due 05/17/13	800,000	781,252
Manufacturers & Traders Trust Co. FRS Sub. Notes 1.87% due 04/01/13	1,206,000	1,203,609
National City Bank FRS Sub. Notes 0.70% due 06/07/17	1,580,000	1,447,996
Regions Financial Corp. FRS Senior Notes 0.53% due 06/26/12	1,100,000	1,069,357
Sky Financial Capital Trust I Notes 9.34% due 05/01/30	1,000,000	1,020,000
SunTrust Bank FRS Sub. Notes 0.80% due 08/24/15	1,000,000	926,616

		11,434,885

Banks - Money Center — 0.0%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(2)	50,000	26,000

Banks - Super Regional — 3.0%
Bank of America NA FRS Sub. Notes 0.63% due 06/15/16	2,000,000	1,611,936
Bank of America NA FRS Sub. Notes 0.65% due 06/15/17	2,000,000	1,443,508
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	1,160,000	1,134,769
Fifth Third Bancorp FRS Sub. Notes 0.77% due 12/20/16	1,455,000	1,313,849
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(2)	2,000,000	1,480,000
USB Capital IX FRS Ltd. Guar. Notes 3.50% due 01/17/12(2)	1,000,000	703,010
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 01/17/12(2)	1,500,000	1,267,500
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/21	2,000,000	2,018,118

		10,972,690

Security Description	Principal Amount(6)		Value (Note 2)

Diversified Banking Institutions — 4.4%
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14		$1,000,000	$881,914
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13		5,000,000	5,015,000
JPMorgan Chase & Co. FRS Senior Notes 2.25% due 06/23/16		2,000,000	1,912,200
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21		1,000,000	1,000,071
JPMorgan Chase & Co. FRS Senior Notes 5.95% due 04/28/20		2,000,000	2,037,800
Morgan Stanley FRS Senior Notes 0.88% due 10/15/15		2,000,000	1,652,278
Morgan Stanley Senior Notes 5.40% due 05/15/15*	BRL	1,632,500	839,564
Morgan Stanley FRS Senior Notes 6.12% due 11/01/13		1,150,000	1,127,506
Morgan Stanley FRS Senior Notes 6.50% due 04/25/23		2,000,000	1,638,694

			16,105,027

Diversified Financial Services — 0.8%
General Electric Capital Corp. FRS Senior Notes 1.31% due 05/09/16		1,000,000	943,792
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/20		2,000,000	1,982,786

			2,926,578

Diversified Manufacturing Operations — 0.3%
GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67		1,000,000	975,000

Electric - Integrated — 0.7%
Dominion Resources, Inc. FRS Jr. Sub Notes 2.67% due 09/30/66		2,000,000	1,690,872
Southern California Edison Co. FRS Senior Sec. Bonds 0.84% due 09/15/14		800,000	796,838

			2,487,710

Finance - Auto Loans — 0.3%
Ford Motor Credit Co. LLC FRS Senior Notes 3.15% due 01/13/12		1,000,000	1,001,500

Finance - Consumer Loans — 0.2%
SLM Corp. FRS Senior Notes 5.32% due 04/01/14		1,000,000	947,720

Finance - Investment Banker/Broker — 2.2%
Citigroup Funding, Inc. FRS Company Guar. Notes 5.80% due 05/28/13		5,000,000	4,936,400

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(6)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Citigroup Funding, Inc. FRS Company Guar. Notes 6.37% due 03/30/20	$3,000,000	$2,874,120
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 04/14/11†(4)(9)	400,000	96,000
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 06/10/14†(3)(4)	578,000	147,390
Lehman Brothers Holdings, Inc. FRS Notes 0.00% due 11/01/14†(3)(4)	1,000,000	240,000

		8,293,910

Insurance - Life/Health — 2.6%
Pacific Life Global Funding FRS Bonds 5.95% due 02/06/16*	3,300,000	3,329,865
Principal Life Income Funding Trusts FRS Senior Sec. Notes 5.17% due 03/01/12	4,390,000	4,387,893
Prudential Financial, Inc. FRS Senior Notes 6.62% due 05/23/18	2,000,000	2,038,840

		9,756,598

Insurance - Multi - line — 1.8%
ING Capital Funding Trust III FRS Company Guar. Notes 3.97% due 03/31/12(2)	1,000,000	715,176
Monumental Global Funding III FRS Senior Sec. Notes 5.95% due 05/22/18*	5,000,000	5,794,462

		6,509,638

Metal - Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	1,080,000	1,081,156
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	465,000	442,955

		1,524,111

Pipelines — 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	500,000	499,222

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	800,000	819,958
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	500,000	489,721

		1,309,679

Special Purpose Entities — 0.9%
FUEL Trust Sec. Notes 3.98% due 12/15/22*	1,050,000	1,020,533
Genworth Global Funding Trusts FRS Sec. Notes 0.60% due 05/15/12	1,000,000	996,692

Security Description	Principal Amount(6)	Value (Note 2)

Special Purpose Entities (continued)
Hartford Life Institutional Funding FRS Senior Sec. Notes 0.78% due 08/15/13*	$250,000	$249,004
Strats - Daimler Chrysler FRS Bonds 5.87% due 11/15/13*	1,000,000	984,710

		3,250,939

Total U.S. Corporate Bonds & Notes (cost $82,636,053)		79,422,309

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Banks - Commercial — 2.8%
Banco Bradesco SA FRS Senior Notes 2.56% due 05/16/14*	1,500,000	1,478,127
Barclays Bank PLC FRS Senior Notes 4.50% due 03/10/17	2,000,000	1,867,200
Barclays Bank PLC FRS Senior Notes 5.27% due 02/25/13(5)	3,000,000	2,972,100
Barclays Bank PLC FRS Sub. Notes 7.38% due 12/15/11*(2)	2,000,000	2,000,000
BBVA US Senior SAU FRS Company Guar. Notes 2.59% due 05/16/14	500,000	453,191
Intesa Sanpaolo SpA FRS Notes 2.91% due 02/24/14*	2,000,000	1,752,466

		10,523,084

Banks - Money Center — 0.6%
ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*	455,000	443,288
Royal Bank of Scotland NV FRS Company Guar. Notes 5.00% due 03/31/18	2,000,000	1,704,600

		2,147,888

Diversified Banking Institutions — 0.7%
UBS AG FRS Senior Notes 1.42% due 01/28/14	500,000	486,318
UBS AG FRS Notes 5.97% due 04/09/20	2,000,000	1,947,300

		2,433,618

Diversified Minerals — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	800,000	865,716

Gold Mining — 1.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	500,000	488,624
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	540,000	520,218
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	2,500,000	2,161,422

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(6)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*		$500,000	$511,659

			3,681,923

Medical - Drugs — 0.3%
Teva Pharmaceutical Finance Co. BV FRS Company Guar. Notes 1.34% due 11/08/13		1,000,000	1,003,841

Metal - Diversified — 0.3%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/17		1,000,000	1,065,858
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*		200,000	192,157

			1,258,015

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16		620,000	619,417

Special Purpose Entity — 0.2%
Swiss Re Capital I LP FRS Company Guar. Notes 6.85% due 05/25/16*(2)		1,000,000	869,376

Telephone - Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		300,000	271,384

Transport - Rail — 0.2%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		850,000	835,700

Total Foreign Corporate Bonds & Notes (cost $25,790,992)			24,509,962

FOREIGN GOVERNMENT AGENCIES — 10.8%
Sovereign — 10.8%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,305,000	2,776,594
Government of Australia Bonds 2.50% due 09/20/30	AUD	2,750,000	3,281,700
Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	15,466,606
Government of Canada Bonds 1.50% due 12/01/44	CAD	7,302,190	8,995,236
Government of Canada Bonds 2.00% due 12/01/41	CAD	2,493,798	3,393,785
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,354,620	6,026,278

Total Foreign Government Agencies (cost $33,105,854)			39,940,199

Security Description	Principal Amount/ Shares(6)	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. REMIC FRS Series 3925, Class FL 0.70% due 01/15/41	$1,986,197	$1,992,001

Federal National Mtg. Assoc. — 1.4%
Federal National Mtg. Assoc. REMIC FRS Series 2011-103, Class FD 0.71% due 05/25/40	4,970,592	4,980,472

Total U.S. Government Agencies (cost $6,960,513)		6,972,473

U.S. GOVERNMENT TREASURIES — 53.3%
United States Treasury Bonds — 32.2%
1.75% due 01/15/28 TIPS(7)	17,219,223	20,590,420
2.00% due 01/15/26 TIPS(7)	9,156,151	11,189,100
2.13% due 02/15/40 TIPS(7)	2,519,232	3,355,302
2.13% due 02/15/41 TIPS(7)	8,288,140	11,108,693
2.38% due 01/15/25 TIPS(7)	3,610,830	4,564,598
2.50% due 01/15/29 TIPS(7)	8,982,120	11,908,324
2.63% due 07/15/17 TIPS(7)	8,757,360	10,460,938
3.63% due 04/15/28 TIPS(7)	12,624,570	18,680,425
3.88% due 04/15/29 TIPS(7)	17,596,148	27,275,401

		119,133,201

United States Treasury Notes — 21.1%
0.50% due 04/15/15 TIPS(7)	2,093,820	2,199,164
0.63% due 07/15/21 TIPS(7)	1,006,630	1,067,578
1.13% due 01/15/21 TIPS(7)	4,667,130	5,169,939
1.25% due 04/15/14 TIPS(7)	8,576,240	9,027,831
1.38% due 07/15/18 TIPS(7)	8,837,724	9,985,939
1.38% due 01/15/20 TIPS(7)	6,294,960	7,128,551
1.63% due 01/15/15 TIPS(7)	3,219,968	3,491,401
1.88% due 07/15/13 TIPS(7)	617,640	646,302
1.88% due 07/15/15 TIPS(7)	12,830,510	14,217,809
1.88% due 07/15/19 TIPS(7)	1,593,855	1,871,535
2.00% due 04/15/12 TIPS(7)	2,236,120	2,243,808
2.00% due 07/15/14 TIPS(7)	6,018,050	6,513,600
2.00% due 01/15/16 TIPS(7)	3,429,270	3,848,821
2.38% due 01/15/17 TIPS(7)	4,500,080	5,244,353
3.38% due 01/15/12 TIPS(7)	5,110,880	5,116,471

		77,773,102

Total U.S. Government Treasuries
(cost $168,805,197)		196,906,303

PREFERRED STOCK — 1.6%
Banks - Super Regional — 0.2%
US Bancorp FRS 3.50%	1,000	733,990

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. 6.50%	16,268	401,819

Electric - Integrated — 0.4%
Southern California Edison Co. FRS 4.90%(2)	15,000	1,486,500

Finance - Consumer Loans — 0.3%
SLM Corp. FRS 5.53%	53,000	1,090,210

Insurance - Life/Health — 0.6%
Aviva PLC 8.25%	40,000	968,000

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount (6)	Value (Note 2)

PREFERRED STOCK (continued)
Insurance - Life/Health (continued)
Principal Financial Group, Inc. FRS 5.56%(2)	13,500	$1,273,641

		2,241,641

Total Preferred Stock (cost $5,993,543)		5,954,160

Total Long - Term Investment Securities (cost $323,292,152)		353,705,406

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 12/01/11 (cost $17,811,000)	$17,811,000	17,811,000

TOTAL INVESTMENTS (cost $341,103,152) (8)	100.5%	371,516,406
Liabilities in excess of other assets	(0.5)	(1,858,474)

NET ASSETS	100.0%	$369,657,932

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $25,373,451 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $3,032,280 representing 0.8% of net assets.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	In United States dollars unless otherwise indicated.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Bond is in default and did not pay principal at maturity.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$57,596,391	$21,825,918	$79,422,309
Foreign Corporate Bonds & Notes	—	16,018,762	8,491,200	24,509,962
Foreign Government Agencies	—	39,940,199	—	39,940,199
U.S. Government Agencies	—	6,972,473	—	6,972,473
U.S. Government Treasuries	—	196,906,303	—	196,906,303
Preferred Stock	5,954,160	—	—	5,954,160
Short-Term Investment Securities:
Time Deposits	—	17,811,000	—	17,811,000

Total	$5,954,160	$335,245,128	$30,317,118	$371,516,406

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2011	$20,328,400	$8,937,600
Accrued discounts	8,140	690
Accrued premiums	(10,778)	(5,047)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	69,894	7,300
Change in unrealized depreciation(1)	(569,738)	(449,343)
Net purchases	2,000,000	—
Net sales	—	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—

Balance as of 11/30/2011	$21,825,918	$8,491,200

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(499,844)	$(442,043)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	8.9%
Time Deposits	7.8
Banks — Commercial	7.4
Oil Companies — Integrated	6.2
Medical — Drugs	5.7
Telephone — Integrated	3.6
Diversified Banking Institutions	3.5
Auto — Cars/Light Trucks	3.5
Electric — Integrated	3.2
Chemicals — Diversified	2.7
Food — Misc.	2.4
Diversified Minerals	2.3
Tobacco	1.9
Cellular Telecom	1.8
Insurance — Multi-line	1.8
Brewery	1.6
Food — Retail	1.3
Metal — Iron	1.2
Diversified Operations	1.1
Insurance — Life/Health	1.0
Real Estate Investment Trusts	1.0
Oil Companies — Exploration & Production	1.0
Gas — Distribution	0.9
Electric Products — Misc.	0.9
Real Estate Operations & Development	0.8
Medical Products	0.8
Machinery — Construction & Mining	0.8
U.S. Government Treasuries	0.8
Import/Export	0.7
Auto/Truck Parts & Equipment-Original	0.7
Building Products — Cement	0.7
Insurance — Property/Casualty	0.7
Insurance — Reinsurance	0.7
Office Automation & Equipment	0.6
Audio/Video Products	0.6
Retail — Misc./Diversified	0.6
Finance — Other Services	0.6
Building & Construction — Misc.	0.5
Diversified Manufacturing Operations	0.5
Telecom Services	0.5
Oil — Field Services	0.5
Soap & Cleaning Preparation	0.5
Industrial Gases	0.5
Transport — Rail	0.5
Photo Equipment & Supplies	0.5
Enterprise Software/Service	0.5
Electronic Components-Semiconductors	0.5
Exchange — Traded Funds	0.5
Apparel Manufacturers	0.5
Steel — Producers	0.4
Aerospace/Defense	0.4
Cable/Satellite TV	0.4
Industrial Automated/Robotic	0.4
Chemicals — Specialty	0.4
Retail — Major Department Stores	0.4
Commercial Services	0.4
Athletic Footwear	0.4
Food — Confectionery	0.4
Transport — Truck	0.4
Metal — Diversified	0.3
Transport — Marine	0.3
Gold Mining	0.3
Computers — Integrated Systems	0.3
Investment Management/Advisor Services	0.3
Electronic Components — Misc.	0.3
Engineering/R&D Services	0.3
Aerospace/Defense — Equipment	0.3
Retail — Apparel/Shoe	0.3
Medical — Generic Drugs	0.3

Wireless Equipment	0.3
Index Fund	0.3
Casino Hotels	0.3
Metal — Copper	0.3
Retail — Building Products	0.3
Rubber — Tires	0.3
Beverages — Wine/Spirits	0.3
Satellite Telecom	0.3
Retail — Jewelry	0.3
Agricultural Chemicals	0.3
Building & Construction Products-Misc.	0.3
Finance — Leasing Companies	0.3
Public Thoroughfares	0.3
Retail — Convenience Store	0.3
Beverages — Non-alcoholic	0.3
Airlines	0.2
Oil Refining & Marketing	0.2
Machinery — General Industrial	0.2
Investment Companies	0.2
Paper & Related Products	0.2
Cosmetics & Toiletries	0.2
Containers — Metal/Glass	0.2
Building — Heavy Construction	0.2
Auto — Heavy Duty Trucks	0.2
Real Estate Management/Services	0.2
Printing — Commercial	0.2
Gas — Transportation	0.2
Electric — Generation	0.2
Semiconductor Components — Integrated Circuits	0.2
Building Products — Doors & Windows	0.2
Diversified Operations/Commercial Services	0.2
Coal	0.2
Internet Content — Entertainment	0.2
Building Products — Air & Heating	0.2
Circuit Boards	0.2
Oil & Gas Drilling	0.2
Multimedia	0.2
Machine Tools & Related Products	0.2
Metal Processors & Fabrication	0.1
Diversified Financial Services	0.1
Hotels/Motels	0.1
Shipbuilding	0.1
Medical — Biomedical/Gene	0.1
Distribution/Wholesale	0.1
Transport — Services	0.1
Machinery — Electrical	0.1
Semiconductor Equipment	0.1
Retail — Consumer Electronics	0.1
Publishing — Books	0.1
Warehousing & Harbor Transportation Services	0.1
Power Converter/Supply Equipment	0.1
Computer Services	0.1
Filtration/Separation Products	0.1
Finance — Investment Banker/Broker	0.1
Agricultural Operations	0.1
Food — Baking	0.1
Security Services	0.1
Wire & Cable Products	0.1
E-Commerce/Services	0.1
Computers	0.1
Medical Instruments	0.1
Transactional Software	0.1
Optical Supplies	0.1
Airport Development/Maintenance	0.1
Web Portals/ISP	0.1
Office Supplies & Forms	0.1
Mining	0.1
Containers — Paper/Plastic	0.1
Telecommunication Equipment	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Steel — Specialty	0.1%
Electric — Distribution	0.1
Commercial Services — Finance	0.1
Food — Catering	0.1
Chemicals — Plastics	0.1
Toys	0.1
Dialysis Centers	0.1
Publishing — Newspapers	0.1
Computers — Periphery Equipment	0.1
Advertising Agencies	0.1
Banks — Special Purpose	0.1
Food — Meat Products	0.1
Retail — Hypermarkets	0.1
Appliances	0.1

108.4%

Country Allocation*

Japan	18.4%
United States	18.4
United Kingdom	18.3
Germany	8.1
Australia	7.0
France	6.4
Switzerland	6.4
Netherlands	2.8
Spain	2.5
Sweden	2.3
Italy	2.2
Hong Kong	2.1
Singapore	1.3
South Korea	1.1
Brazil	1.1
Denmark	1.0
Jersey	1.0
Taiwan	0.8
China	0.7
Belgium	0.6
Finland	0.6
South Africa	0.5
Israel	0.5
India	0.5
Russia	0.4
Luxembourg	0.4
Norway	0.4
Bermuda	0.3
Mexico	0.3
Cayman Islands	0.3
Malaysia	0.3
Thailand	0.2
Ireland	0.2
Indonesia	0.1
Portugal	0.1
Philippines	0.1
New Zealand	0.1
Poland	0.1
Turkey	0.1
Austria	0.1
Colombia	0.1
Isle of Man	0.1
Greece	0.1

108.4%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.5%
Australia — 7.0%
AGL Energy, Ltd.(1)	32,789	$489,636
Alumina, Ltd.(1)	167,863	245,436
Amcor, Ltd.(1)	89,829	686,621
AMP, Ltd.(1)	229,696	1,013,807
Asciano, Ltd.(1)	198,728	323,365
ASX, Ltd.(1)	13,300	422,760
Australia & New Zealand Banking Group, Ltd.(1)	190,205	4,028,685
Bendigo and Adelaide Bank, Ltd.#(1)	25,703	243,646
BGP Holdings PLC†(7)(8)	835,027	0
BHP Billiton, Ltd.#(1)	230,856	8,620,416
Boral, Ltd.#(1)	51,371	191,963
Brambles, Ltd.(1)	107,930	806,280
Caltex Australia, Ltd.(1)	9,391	126,830
Campbell Brothers, Ltd.	4,700	234,665
CFS Retail Property Trust#(1)	107,736	208,269
Coca-Cola Amatil, Ltd.#(1)	40,862	499,047
Cochlear, Ltd.(1)	4,129	240,238
Commonwealth Bank of Australia#(1)	112,753	5,655,224
Computershare, Ltd.(1)	29,954	252,919
Crown, Ltd.#(1)	32,379	279,826
CSL, Ltd.(1)	38,093	1,249,729
Dexus Property Group#(1)	306,695	278,019
Echo Entertainment Group, Ltd.†#(1)	45,000	173,616
Fairfax Media, Ltd.#(1)	135,012	118,628
Fortescue Metals Group, Ltd.#(1)	89,097	439,866
Foster’s Group, Ltd.(1)	142,168	793,908
Goodman Group(1)(9)	458,203	290,387
GPT Group(1)(9)	115,071	378,532
Harvey Norman Holdings, Ltd.#(1)	30,715	68,538
Iluka Resources, Ltd.#(1)	30,200	484,396
Incitec Pivot, Ltd.(1)	115,321	398,361
Insurance Australia Group, Ltd.#(1)	188,117	570,007
Leighton Holdings, Ltd.#(1)	10,273	221,624
Lend Lease Group(1)	33,446	257,851
Lynas Corp., Ltd.†#(1)	120,781	163,058
MacArthur Coal, Ltd.#(1)	10,152	172,947
Macquarie Group, Ltd.(1)	25,002	626,705
Metcash, Ltd.#(1)	56,367	236,283
Mirvac Group#(1)(9)	218,328	293,576
National Australia Bank, Ltd.#(1)	159,089	3,970,285
Newcrest Mining, Ltd.(1)	55,870	2,027,017
OneSteel, Ltd.(1)	77,095	69,144
Orica, Ltd.(1)	26,033	699,146
Origin Energy, Ltd.(1)	76,761	1,149,761
OZ Minerals, Ltd.(1)	22,215	250,482
Qantas Airways, Ltd.†(1)	69,877	112,251
QBE Insurance Group, Ltd.(1)	86,179	1,235,574
QR National, Ltd.#(1)	120,800	430,516
Ramsay Health Care, Ltd.#(1)	9,719	188,866
Rio Tinto, Ltd.(1)	31,228	2,092,753
Santos, Ltd.(1)	68,381	952,771
Sims Metal Management, Ltd.(1)	11,051	150,406
Sonic Healthcare, Ltd.(1)	27,147	328,337
SP AusNet(1)	77,013	76,158
Stockland(1)(9)	162,556	580,213
Suncorp Group, Ltd.#(1)	104,251	910,655
Sydney Airport†(1)	21,632	77,498
TABCORP Holdings, Ltd.(1)	46,545	137,559
Tatts Group, Ltd.(1)	87,734	211,184
Telstra Corp., Ltd.(1)	316,358	1,039,508
Toll Holdings, Ltd.#(1)	44,250	220,651
Transurban Group(1)	90,565	530,080
Wesfarmers, Ltd.(1)	73,042	2,347,703
Westfield Group(1)(9)	152,643	1,321,784

Security Description	Shares	Value (Note 2)

Australia (continued)
Westfield Retail Trust#(1)	198,352	$530,785
Westpac Banking Corp.#(1)	218,885	4,781,308
Woodside Petroleum, Ltd.(1)	45,878	1,598,723
Woolworths, Ltd.(1)	88,415	2,270,357
WorleyParsons, Ltd.(1)	13,535	370,299

		62,447,438

Austria — 0.1%
Erste Group Bank AG(1)	5,843	101,643
Immoeast AG#(7)(8)	13,480	0
Immofinanz AG†#(1)	29,155	90,162
OMV AG(1)	5,046	167,602
Raiffeisen Bank International AG#(1)	1,391	33,345
Telekom Austria AG(1)	10,277	119,250
Verbund AG(1)	1,941	51,801
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	991	35,579
Voestalpine AG(1)	3,400	99,172

		698,554

Belgium — 0.6%
Ageas(1)	68,797	121,236
Anheuser - Busch InBev NV(1)	52,754	3,155,845
Bekaert NV#(1)	1,214	48,254
Belgacom SA(1)	20,534	651,928
Colruyt SA#(1)	2,362	89,538
Delhaize Group SA(1)	7,148	422,101
Dexia SA†#(1)	148,452	75,532
Groupe Bruxelles Lambert SA(1)	2,510	178,594
KBC Groep NV(1)	17,091	193,966
Mobistar SA(1)	2,230	121,992
Solvay SA(1)	1,841	173,222
UCB SA(1)	3,134	131,323
Umicore SA(1)	3,541	152,503

		5,516,034

Bermuda — 0.3%
Cheung Kong Infrastructure Holdings, Ltd.(1)	44,000	248,747
Credicorp, Ltd.	1,471	159,780
Esprit Holdings, Ltd.(1)	6,100	8,763
First Pacific Co.	204,000	225,767
Kerry Properties, Ltd.(1)	60,500	213,140
Li & Fung, Ltd.(1)	416,000	850,749
Noble Group, Ltd.#(1)	280,000	261,635
NWS Holdings, Ltd.(1)	117,000	166,068
Orient Overseas International, Ltd.(1)	21,000	97,266
Seadrill, Ltd.#(1)	10,152	354,744
Shangri - La Asia, Ltd.(1)	116,000	217,458
Yue Yuen Industrial Holdings, Ltd.(1)	61,000	177,143

		2,981,260

Brazil — 0.5%
All America Latina Logistica SA	2,760	13,110
Amil Participacoes SA	496	4,608
Anhanguera Educacional Participacoes SA	779	7,539
Banco do Brasil SA	10,687	143,017
Banco Santander Brasil SA(9)	12,444	95,720
BM&FBovespa SA	40,759	222,689
BR Malls Participacoes SA	5,650	57,208
BRF - Brasil Foods SA	10,376	202,545
Brookfield Incorporacoes SA	4,831	15,869
CCR SA	11,712	74,805
Centrais Eletricas Brasileiras SA	7,373	67,559
CETIP SA - Balcao Organizado de Ativos e Derivativos	1,161	16,885
Cia de Saneamento Basico do Estado de Sao Paulo	1,837	50,782
Cia Hering	840	17,791
Cielo SA	5,460	145,381

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Brazil (continued)
Companhia Siderurgica Nacional SA	14,212	$115,922
Companhia Vale do Rio Doce	26,645	613,689
Cosan SA Industria e Comercio	3,244	48,256
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,376	44,682
Diagnosticos da America SA	7,044	51,028
Duratex SA	5,909	30,029
EDP - Energias do Brasil SA	1,018	21,730
Embraer SA	9,790	61,230
Fibria Celulose SA	3,787	28,732
Gafisa SA	1,819	5,402
HRT Participacoes em Petroleo SA†	51	18,755
Hypermarcas SA	7,426	33,468
JBS SA†	22,482	73,972
Localiza Rent a Car SA	1,902	28,819
Lojas Renner SA	2,378	71,274
Marfrig Alimentos SA	3,761	17,096
MRV Engenharia e Participacoes SA	5,201	33,507
Multiplan Empreendimentos Imobiliarios SA	1,095	21,920
Natura Cosmeticos SA	3,491	70,077
Odontoprev SA	529	7,342
OGX Petroleo e Gas Participacoes SA†	21,692	167,457
PDG Realty SA Empreendimentos e Participacoes	19,905	73,969
Petroleo Brasileiro SA	53,505	713,656
Porto Seguro SA	2,210	22,902
Redecard SA	6,209	104,722
Rossi Residencial SA	3,215	17,725
Souza Cruz SA	12,464	158,113
Sul America SA(9)	2,157	15,745
Totvs SA	550	9,915
Ultrapar Participacoes SA	6,479	114,005
Usinas Siderurgicas de Minas Gerais SA	331	3,258

		3,933,905

Cayman Islands — 0.3%
Agile Property Holdings, Ltd.(1)	10,000	8,360
Alibaba.com, Ltd.(1)	326,500	337,479
ASM Pacific Technology, Ltd.(1)	15,200	168,510
Belle International Holdings, Ltd.(1)	276,000	539,820
China Zhongwang Holdings, Ltd.(1)	958,800	341,633
Foxconn International Holdings, Ltd.†(1)	175,000	111,876
GCL Poly Energy Holdings, Ltd.(1)	40,000	12,165
Lifestyle International Holdings, Ltd.(1)	50,500	118,990
Longfor Properties Co., Ltd.(1)	130,000	158,612
Sands China, Ltd.†(1)	183,000	555,006
Tencent Holdings, Ltd.(1)	7,400	144,244
Wynn Macau, Ltd.(1)	120,800	354,477

		2,851,172

China — 0.7%
Agricultural Bank of China, Ltd.(1)	456,000	196,659
Air China, Ltd.(1)	362,000	278,372
Anhui Conch Cement Co., Ltd.(1)	23,000	75,134
Bank of China, Ltd.(1)	1,016,000	332,468
Bank of Communications Co., Ltd.(1)	35,000	22,910
BBMG Corp.(1)	12,500	9,593
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(1)	268,800	287,801
China Communications Construction Co., Ltd.(1)	568,000	444,755
China Communications Services Corp., Ltd.(1)	400,000	196,045
China Construction Bank Corp.(1)	825,000	590,512
China Life Insurance Co., Ltd.(1)	146,000	389,910
China Merchants Bank Co., Ltd.(1)	240,500	457,553
China National Building Material Co., Ltd.(1)	20,000	24,272
China Oilfield Services, Ltd.(1)	264,000	408,406
China Petroleum & Chemical Corp.(1)	424,000	446,219

Security Description	Shares	Value (Note 2)

China (continued)
China Shenhua Energy Co., Ltd.(1)	151,000	$668,401
China Shipping Container Lines Co., Ltd.†(1)	337,000	67,302
China Southern Airlines Co., Ltd.†(1)	146,000	77,949
China Telecom Corp., Ltd.(1)	390,000	238,088
China Vanke Co., Ltd.(1)	52,800	51,910
Dongfeng Motor Group Co., Ltd.(1)	42,000	63,072
Industrial & Commercial Bank of China(1)	755,000	447,756
PetroChina Co., Ltd.(1)	144,000	186,138
Ping An Insurance Group Co.(1)	7,000	48,739
Zijin Mining Group Co., Ltd.(1)	42,000	19,280

		6,029,244

Colombia — 0.1%
Almacenes Exito SA	5,917	71,353
BanColombia SA	2,603	36,803
Cementos Argos SA	2,768	15,115
Corp Financiera Colombiana SA	1,971	34,128
Ecopetrol SA	77,472	162,717
Grupo de Inversiones Suramericana SA	5,413	84,630
Interconexion Electrica SA ESP	21,551	116,141
Inversiones Argos SA	17,025	142,335

		663,222

Czech Republic — 0.0%
Telefonica Czech Republic AS(1)	5,000	104,214

Denmark — 1.0%
AP Moller - Maersk A/S, Series A(1)	18	117,248
AP Moller - Maersk A/S, Series B(1)	301	2,062,873
Carlsberg A/S, Class B(1)	32,571	2,392,392
Coloplast A/S#(1)	707	108,330
Danske Bank A/S†(1)	20,181	282,189
DSV A/S(1)	70,596	1,375,615
Novo Nordisk A/S, Class B(1)	18,666	2,122,949
Novozymes A/S(1)	7,150	229,597
TDC A/S(1)	10,760	89,008
Tryg A/S(1)	710	41,019
Vestas Wind Systems A/S†#(1)	6,307	85,097
William Demant Holding A/S†#(1)	609	50,544

		8,956,861

Egypt — 0.0%
Commercial International Bank Egypt SAE(1)	18,271	71,997
Orascom Construction Industries(1)	2,506	90,820

		162,817

Finland — 0.6%
Elisa Oyj#(1)	4,391	95,491
Fortum Oyj(1)	13,731	315,986
Kesko Oyj, Class B(1)	2,078	73,100
Kone Oyj, Class B(1)	4,825	271,979
Metso Oyj(1)	3,961	158,294
Neste Oil Oyj(1)	3,308	41,326
Nokia Oyj(1)	197,814	1,145,332
Nokian Renkaat Oyj(1)	3,395	111,750
Orion Oyj, Class B(1)	15,901	323,091
Pohjola Bank PLC, Class A(1)	3,565	35,699
Sampo Oyj, Class A(1)	13,010	339,963
Sanoma Oyj#(1)	2,078	25,036
Stora Enso Oyj, Class R(1)	26,300	164,961
UPM-Kymmene Oyj(1)	160,324	1,874,834
Wartsila Oyj(1)	5,196	170,614

		5,147,456

France — 6.4%
Accor SA(1)	4,574	128,080

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Aeroports de Paris(1)	6,498	$474,983
Air Liquide SA(1)	28,380	3,602,118
Alcatel - Lucent†#(1)	232,638	382,648
Alstom SA(1)	28,594	993,569
Arkema SA(1)	2,578	187,842
Atos(1)	11,838	576,721
AXA SA(1)	250,638	3,645,909
BNP Paribas SA(1)	114,195	4,582,501
Bouygues SA(1)	17,847	584,532
Bureau Veritas SA(1)	1,943	143,928
Cap Gemini SA(1)	4,585	173,638
Carrefour SA(1)	17,892	476,157
Casino Guichard Perrachon SA(1)	1,714	152,689
Christian Dior SA#(1)	24,573	3,182,264
Cie de St. Gobain(1)	30,782	1,308,806
Cie Generale d’Optique Essilor International SA(1)	6,233	445,628
Cie Generale de Geophysique - Veritas†(1)	4,465	103,321
Cie Generale des Etablissements Michelin, Class B(1)	5,473	349,253
CNP Assurances(1)	4,607	62,005
Credit Agricole SA(1)	222,320	1,437,736
Danone(1)	18,065	1,194,909
Dassault Systemes SA#(1)	1,836	150,422
Edenred(1)	4,903	130,774
EDF SA#(1)	74,418	2,029,825
Eiffage SA#(1)	1,251	31,241
Eurazeo(1)	949	39,762
Eutelsat Communications SA#(1)	13,109	509,493
Fonciere Des Regions(1)	847	56,374
France Telecom SA(1)	296,036	5,113,339
GDF Suez(1)	41,327	1,161,156
Gecina SA(1)	2,008	173,895
Groupe Eurotunnel SA(1)	16,269	123,718
ICADE(1)	722	57,794
Iliad SA#(1)	1,724	210,355
Imerys SA(1)	1,020	51,875
JCDecaux SA†(1)	1,714	44,700
Klepierre(1)	3,228	93,741
L’Oreal SA(1)	11,069	1,197,655
Lafarge SA(1)	16,455	603,832
Lagardere SCA(1)	3,665	89,438
Legrand SA(1)	32,721	1,059,599
LVMH Moet Hennessy Louis Vuitton SA#(1)	12,340	1,939,971
Natixis(1)	27,010	78,618
Neopost SA#(1)	1,001	70,877
Pernod-Ricard SA#(1)	6,813	641,704
Peugeot SA(1)	4,713	88,347
PPR(1)	2,357	354,098
Publicis Groupe SA#(1)	4,462	213,085
Renault SA(1)	5,955	223,707
Safran SA(1)	5,167	153,142
Sanofi(1)	68,777	4,814,238
Schneider Electric SA(1)	15,166	860,326
SCOR SE(1)	14,908	356,291
Societe BIC SA(1)	8,258	733,048
Societe Generale SA(1)	20,465	504,750
Societe Television Francaise 1(1)	3,029	31,465
Sodexo(1)	2,919	212,327
Suez Environnement Co.(1)	8,333	105,800
Technip SA(1)	3,050	291,502
Thales SA(1)	3,094	97,859
Total SA#(1)	105,132	5,430,865
Unibail-Rodamco SE(1)	2,843	530,856
Vallourec SA(1)	3,475	237,819
Veolia Environnement SA(1)	10,804	137,791
Vinci SA(1)	13,997	627,665

Security Description	Shares	Value (Note 2)

France (continued)
Vivendi SA(1)	38,329	$884,476
Wendel SA(1)	1,170	84,424

		56,823,276

Germany — 7.1%
Adidas AG(1)	44,064	3,106,795
Allianz SE(1)	57,361	5,943,684
Axel Springer AG(1)	2,295	103,022
BASF SE(1)	93,579	6,801,726
Bayer AG(1)	93,048	6,112,950
Bayerische Motoren Werke AG(1)	60,708	4,570,086
Beiersdorf AG(1)	3,134	179,182
Brenntag AG(1)	1,042	99,918
Celesio AG(1)	5,338	85,042
Commerzbank AG†#(1)	445,558	833,289
Continental AG†(1)	5,023	353,929
Daimler AG(1)	94,829	4,302,951
Deutsche Bank AG(1)	45,999	1,780,165
Deutsche Boerse AG(1)	6,049	369,696
Deutsche Lufthansa AG(1)	7,092	91,884
Deutsche Post AG(1)	26,230	396,276
Deutsche Telekom AG(1)	405,455	5,255,684
E.ON AG(1)	188,114	4,656,542
Fraport AG Frankfurt Airport Services Worldwide(1)	1,141	64,816
Fresenius Medical Care AG & Co. KGaA(1)	7,018	479,599
Fresenius SE & Co. KGaA(1)	27,121	2,608,338
GEA Group AG(1)	5,423	159,662
Hannover Rueckversicherung AG(1)	1,886	98,332
HeidelbergCement AG(1)	4,358	182,960
Henkel AG & Co. KGaA(1)	4,053	197,734
Hochtief AG(1)	1,314	75,101
Infineon Technologies AG(1)	43,226	357,283
K + S AG(1)	14,258	774,253
Kabel Deutschland Holding AG†(1)	6,133	340,227
Lanxess AG(1)	2,604	145,549
Linde AG(1)	5,240	804,659
MAN SE(1)	1,956	169,320
Merck KGaA(1)	3,830	380,405
Metro AG(1)	4,018	197,580
Muenchener Rueckversicherungs AG(1)	30,985	3,918,257
RWE AG(1)	12,967	537,984
Salzgitter AG(1)	1,085	56,130
SAP AG(1)	30,250	1,804,803
Siemens AG(1)	38,048	3,840,126
Suedzucker AG(1)	1,840	58,517
ThyssenKrupp AG(1)	11,898	306,963
TUI AG†#(1)	39	218
United Internet AG#(1)	3,247	62,469
Volkswagen AG(1)	3,418	517,740
Wacker Chemie AG#(1)	487	46,379

		63,228,225

Greece — 0.1%
Alpha Bank A.E.†(1)	65,819	61,939
Coca-Cola Hellenic Bottling Co. SA†(1)	16,499	252,346
EFG Eurobank Ergasias SA†(1)	8,338	5,552
Hellenic Telecommunications Organization SA(1)	7,576	31,627
National Bank of Greece SA†(1)	29,645	79,142
OPAP SA(1)	6,919	61,274

		491,880

Guernsey — 0.0%
Resolution, Ltd.(1)	45,049	167,300

Hong Kong — 2.1%
Bank of East Asia, Ltd.(1)	109,600	385,159

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hong Kong — 2.1% (continued)
BOC Hong Kong Holdings, Ltd.(1)	296,000	$680,429
Cathay Pacific Airways, Ltd.(1)	106,000	192,335
Cheung Kong Holdings, Ltd.(1)	106,000	1,222,913
China Mobile, Ltd.(1)	142,000	1,401,737
China Overseas Land & Investment, Ltd.(1)	78,000	138,153
China Taiping Insurance Holdings Co., Ltd.†(1)	131,600	253,970
CLP Holdings, Ltd.(1)	148,000	1,317,337
CNOOC, Ltd.(1)	546,000	1,051,601
Galaxy Entertainment Group, Ltd.†(1)	101,000	201,649
Guangdong Investment, Ltd.(1)	600,000	382,474
Hang Lung Group, Ltd.(1)	70,000	374,877
Hang Lung Properties, Ltd.(1)	189,000	571,955
Hang Seng Bank, Ltd.(1)	63,400	788,953
Henderson Land Development Co., Ltd.(1)	76,000	379,211
Hong Kong & China Gas Co., Ltd.(1)	368,000	850,945
Hong Kong Exchanges and Clearing, Ltd.(1)	78,700	1,312,553
Hopewell Holdings, Ltd.(1)	63,500	166,824
Hutchison Whampoa, Ltd.(1)	160,000	1,409,691
Hysan Development Co., Ltd.(1)	57,000	183,859
Link REIT(1)	182,000	656,523
MTR Corp.(1)	128,500	427,015
New World Development, Ltd.(1)	289,000	248,128
PCCW, Ltd.(1)	278,000	103,325
Power Assets Holdings, Ltd.(1)	108,500	806,535
Sino Land Co., Ltd.(1)	235,400	296,054
SJM Holdings, Ltd.(1)	134,000	233,136
Sun Hung Kai Properties, Ltd.(1)	107,000	1,322,557
Swire Pacific, Ltd., Class A(1)	56,500	689,078
Wharf Holdings, Ltd.(1)	117,000	568,258
Wheelock & Co., Ltd.(1)	74,000	197,283
Wing Hang Bank, Ltd.(1)	18,000	149,372

		18,963,889

Hungary — 0.0%
Magyar Telekom Telecommunications PLC(1)	1,544	3,526
MOL Hungarian Oil and Gas Nyr†(1)	206	17,055
OTP Bank PLC(1)	6,720	99,250
Richter Gedeon(1)	237	35,666

		155,497

India — 0.5%
Aditya Birla Nuvo, Ltd.(1)	18,570	320,855
Bajaj Auto Ltd.(1)	4,549	148,449
Bank of India(1)	3,341	21,160
Bharat Heavy Electricals, Ltd.(1)	32,579	179,827
Bharat Petroleum Corp., Ltd.(1)	21,803	224,874
Canara Bank(1)	36,567	304,682
Cipla, Ltd.(1)	13,597	85,869
Coal India, Ltd.(1)	54,981	349,132
GAIL India, Ltd.(1)	6,673	51,247
Gujarat Ambuja Cements, Ltd.(1)	34,569	99,214
Hero Honda Motors, Ltd.(1)	7,702	298,462
Hindalco Industries, Ltd.(1)	70,281	172,447
Hindustan Lever, Ltd.(1)	7,661	58,549
Housing Development Finance Corp.(1)	3,368	42,146
ICICI Bank, Ltd.(1)	11,169	160,433
Infosys Technologies, Ltd.(1)	1,293	66,215
ITC, Ltd.(1)	138,848	539,243
Oil & Natural Gas Corp., Ltd.(1)	4,942	25,700
Reliance Communications, Ltd.(1)	53,899	78,458
Reliance Energy, Ltd.(1)	11,209	88,674
Reliance Industries, Ltd.(1)	9,871	150,783
Sesa Goa, Ltd.(1)	12,314	44,883
Tata Consultancy Services, Ltd.(1)	25,819	561,235

		4,072,537

Security Description	Shares	Value (Note 2)

Indonesia — 0.1%
Adaro Energy Tbk PT(1)	92,500	$20,173
Astra International Tbk PT(1)	8,000	64,317
Bank Negara Indonesia Persero Tbk PT(1)	1,038,000	449,466
Bumi Resources Tbk PT(1)	144,000	33,530
Gudang Garam Tbk PT(1)	69,000	503,363
Indo Tambangraya Megah PT(1)	41,000	177,877

		1,248,726

Ireland — 0.2%
Anglo Irish Bank Corp., Ltd.†(7)(8)	31,152	0
CRH PLC(1) (ISE)	11,187	213,403
CRH PLC(1) (LSE)	21,963	423,790
Elan Corp. PLC† (LSE)	6,566	71,861
Elan Corp. PLC†(1) (ISE)	15,450	168,652
James Hardie Industries CDI#(1)	31,438	223,892
Kerry Group PLC, Class A(1)	4,353	162,976
Ryanair Holdings PLC†(1)	3,431	17,564
Ryanair Holdings PLC ADR†#	408	12,277

		1,294,415

Isle of Man — 0.1%
Genting Singapore PLC†#(1)	449,000	546,311

Israel — 0.5%
Bank Hapoalim BM(1)	76,423	262,980
Bank Leumi Le-Israel BM(1)	85,127	248,957
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	127,134	240,340
Cellcom Israel, Ltd.(1)	3,951	68,752
Delek Group, Ltd.(1)	329	60,935
Elbit Systems, Ltd.(1)	1,701	70,540
Israel Chemicals, Ltd.(1)	32,104	348,995
Israel Corp., Ltd.(1)	167	110,367
Israel Discount Bank, Ltd., Class A†(1)	57,007	84,185
Mizrahi Tefahot Bank, Ltd.(1)	8,924	74,033
NICE Systems, Ltd.†(1)	4,326	146,253
Partner Communications Co., Ltd.(1)	6,161	59,436
Teva Pharmaceutical Industries, Ltd.(1)	67,911	2,694,740

		4,470,513

Italy — 2.2%
A2A SpA#(1)	1,130,723	1,184,642
Assicurazioni Generali SpA(1)	36,181	601,850
Atlantia SpA#(1)	52,635	810,304
Autogrill SpA(1)	3,098	32,260
Banca Carige SpA#(1)	19,927	39,647
Banca Monte dei Paschi di Siena SpA(1)	361,507	121,405
Banco Popolare SC#(1)	162,008	194,392
Enel Green Power SpA(1)	54,491	122,285
Enel SpA#(1)	386,947	1,643,726
ENI SpA(1)	152,599	3,234,006
Exor SpA(1)	1,735	36,976
Fiat Industrial SpA†(1)	23,601	211,440
Fiat SpA#(1)	23,703	122,008
Finmeccanica SpA#(1)	25,787	111,609
Intesa Sanpaolo SpA(1)	2,174,509	3,621,433
Intesa Sanpaolo SpA RSP(1)	942,242	1,217,790
Luxottica Group SpA(1)	10,463	298,380
Mediaset SpA(1)	36,278	107,176
Mediobanca SpA#(1)	45,586	294,343
Parmalat SpA(1)	71	144
Pirelli & C. SpA#(1)	7,411	69,764
Prysmian SpA(1)	6,341	86,666
Saipem SpA(1)	23,481	1,050,220
Snam Rete Gas SpA(1)	385,733	1,789,161
Telecom Italia SpA(1)	290,799	328,418
Telecom Italia SpA RSP(1)	425,306	412,567

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Italy (continued)
Terna Rete Elettrica Nazionale SpA#(1)	37,364	$133,717
UniCredit SpA#(1)	1,785,609	1,864,595
Unione di Banche Italiane SCPA#(1)	24,487	100,053

		19,840,977

Japan — 18.4%
ABC-Mart, Inc.#(1)	500	18,596
Advantest Corp.#(1)	2,900	32,585
Aeon Co., Ltd.#(1)	138,400	1,897,721
Aeon Credit Service Co., Ltd.(1)	1,500	23,019
Aeon Mall Co., Ltd.(1)	39,200	915,713
Air Water, Inc.(1)	3,000	39,184
Aisin Seiki Co., Ltd.(1)	50,400	1,518,019
Ajinomoto Co., Inc.(1)	156,000	1,872,668
Alfresa Holdings Corp.(1)	800	29,618
All Nippon Airways Co., Ltd.#(1)	468,000	1,416,474
Amada Co., Ltd.(1)	7,000	43,775
Aozora Bank, Ltd.#(1)	11,000	29,409
Asahi Glass Co., Ltd.(1)	188,000	1,602,542
Asahi Group Holdings, Ltd.(1)	7,500	165,799
Asahi Kasei Corp.(1)	309,000	1,871,028
Asics Corp.#(1)	3,000	36,043
Astellas Pharma, Inc.(1)	8,700	335,848
Bank of Kyoto, Ltd.#(1)	27,000	234,949
Bank of Yokohama, Ltd.(1)	290,000	1,384,238
Benesse Holdings, Inc.(1)	1,300	58,394
Bridgestone Corp.(1)	21,700	503,785
Brother Industries, Ltd.#(1)	32,100	434,920
Canon, Inc.#(1)	117,500	5,317,425
Casio Computer Co., Ltd.#(1)	4,300	26,791
Central Japan Railway Co.#(1)	105	842,289
Chiba Bank, Ltd.#(1)	249,000	1,626,948
Chiyoda Corp.#(1)	3,000	33,032
Chubu Electric Power Co., Inc.(1)	73,500	1,378,341
Chugai Pharmaceutical Co., Ltd.(1)	4,300	65,699
Chugoku Bank, Ltd.#(1)	3,000	41,426
Chugoku Electric Power Co., Inc.#(1)	19,600	332,150
Citizen Holdings Co., Ltd.(1)	148,300	864,977
Coca-Cola West Co., Ltd.(1)	1,200	20,356
Cosmo Oil Co., Ltd.#(1)	12,000	33,145
Credit Saison Co., Ltd.#(1)	2,800	51,129
Dai Nippon Printing Co., Ltd.#(1)	166,000	1,629,707
Dai-ichi Life Insurance Co., Ltd.(1)	1,552	1,727,152
Daicel Corp.#(1)	226,000	1,263,813
Daido Steel Co., Ltd.(1)	91,000	598,596
Daihatsu Motor Co., Ltd.#(1)	84,000	1,476,382
Daiichi Sankyo Co., Ltd.(1)	116,400	2,094,559
Daikin Industries, Ltd.#(1)	41,700	1,228,862
Dainippon Sumitomo Pharma Co., Ltd.#(1)	3,000	30,949
Daito Trust Construction Co., Ltd.(1)	19,200	1,712,947
Daiwa House Industry Co., Ltd.(1)	9,000	108,486
Daiwa Securities Group, Inc.(1)	32,000	107,282
Dena Co., Ltd.(1)	14,068	436,497
Denki Kagaku Kogyo KK(1)	9,000	35,462
Denso Corp.(1)	13,200	377,279
Dentsu, Inc.#(1)	3,500	101,786
East Japan Railway Co.(1)	26,600	1,628,001
Eisai Co., Ltd.#(1)	51,200	1,976,499
Electric Power Development Co., Ltd.#(1)	52,400	1,322,116
Elpida Memory, Inc.†#(1)	4,900	24,365
FamilyMart Co., Ltd.(1)	35,600	1,418,485
FANUC Corp.(1)	22,500	3,693,767
Fast Retailing Co., Ltd.#(1)	1,000	161,956
Fuji Electric Co., Ltd.#(1)	11,000	32,722
Fuji Heavy Industries, Ltd.(1)	218,000	1,263,025

Security Description	Shares	Value (Note 2)

Japan (continued)
FUJIFILM Holdings Corp.(1)	90,100	$2,179,129
Fujitsu, Ltd.(1)	381,000	2,028,810
Fukuoka Financial Group, Inc.(1)	15,000	61,782
Furukawa Electric Co., Ltd.#(1)	373,000	852,508
Gree, Inc.#(1)	42,200	1,415,593
GS Yuasa Corp.#(1)	7,000	40,498
Gunma Bank, Ltd.(1)	8,000	45,153
Hachijuni Bank, Ltd.#(1)	160,000	939,859
Hakuhodo DY Holdings, Inc.#(1)	450	24,666
Hamamatsu Photonics KK#(1)	1,000	36,923
Hino Motors, Ltd.#(1)	231,000	1,423,440
Hirose Electric Co., Ltd.#(1)	600	55,558
Hiroshima Bank, Ltd.#(1)	10,000	48,174
Hisamitsu Pharmaceutical Co., Inc.#(1)	1,200	48,063
Hitachi Chemical Co., Ltd.#(1)	40,900	791,500
Hitachi Construction Machinery Co., Ltd.#(1)	2,100	37,291
Hitachi High-Technologies Corp.(1)	1,200	26,562
Hitachi Metals, Ltd.#(1)	3,000	33,727
Hitachi, Ltd.(1)	577,000	3,233,201
Hokkaido Electric Power Co., Inc.(1)	3,600	48,161
Hokuhoku Financial Group, Inc.(1)	23,000	45,034
Hokuriku Electric Power Co.#(1)	77,000	1,364,890
Honda Motor Co., Ltd.(1)	93,300	2,949,502
Hoya Corp.(1)	8,500	181,408
Ibiden Co., Ltd.#(1)	52,800	1,250,322
Idemitsu Kosan Co., Ltd.#(1)	4,100	437,781
IHI Corp.(1)	291,000	682,453
Inpex Corp.(1)	43	288,981
Isetan Mitsukoshi Holdings, Ltd.#(1)	126,100	1,236,246
Isuzu Motors, Ltd.(1)	23,000	108,618
ITOCHU Corp.(1)	29,000	294,614
ITOCHU Techno-Solutions Corp.#(1)	23,500	1,020,389
Iyo Bank, Ltd.(1)	5,000	49,554
J. Front Retailing Co., Ltd.#(1)	79,000	349,063
Japan Petroleum Exploration Co.(1)	8,700	355,307
Japan Prime Realty Investment Corp.(1)	13	31,831
Japan Real Estate Investment Corp.(1)	9	74,918
Japan Retail Fund Investment Corp.(1)	652	997,296
Japan Steel Works, Ltd.#(1)	6,000	40,041
Japan Tobacco, Inc.(1)	453	2,159,672
JFE Holdings, Inc.#(1)	77,100	1,425,260
JGC Corp.(1)	4,000	100,481
Joyo Bank, Ltd.#(1)	133,000	578,570
JS Group Corp.(1)	5,200	98,722
JSR Corp.#(1)	3,500	68,078
JTEKT Corp.(1)	4,300	42,450
Jupiter Telecommunications Co., Ltd.(1)	34	33,219
JX Holdings, Inc.(1)	330,800	2,115,053
Kajima Corp.#(1)	92,000	277,308
Kamigumi Co., Ltd.(1)	138,000	1,129,513
Kaneka Corp.(1)	103,000	554,743
Kansai Electric Power Co., Inc.(1)	64,100	963,435
Kansai Paint Co., Ltd.#(1)	4,000	38,064
Kao Corp.(1)	21,400	565,080
Kawasaki Heavy Industries, Ltd.#(1)	28,000	72,625
Kawasaki Kisen Kaisha, Ltd.#(1)	14,000	24,351
KDDI Corp.#(1)	389	2,581,129
Keikyu Corp.#(1)	9,000	79,233
Keio Corp.#(1)	11,000	74,666
Keisei Electric Railway Co., Ltd.(1)	5,000	35,005
Keyence Corp.(1)	800	204,633
Kikkoman Corp.#(1)	98,000	1,083,880
Kinden Corp.(1)	3,000	24,823
Kintetsu Corp.#(1)	32,000	118,680
Kirin Holdings Co., Ltd.(1)	16,000	195,990
Kobe Steel, Ltd.(1)	237,000	377,531

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Koito Manufacturing Co., Ltd.(1)	86,000	$1,197,958
Komatsu, Ltd.(1)	31,000	789,284
Konami Corp.#(1)	1,800	54,166
Konica Minolta Holdings, Inc.#(1)	9,500	71,940
Kubota Corp.(1)	23,000	209,418
Kuraray Co., Ltd.(1)	6,500	93,106
Kurita Water Industries, Ltd.(1)	2,200	58,966
Kyocera Corp.(1)	3,000	268,932
Kyowa Hakko Kirin Co., Ltd.(1)	5,000	59,078
Kyushu Electric Power Co., Inc.(1)	7,800	107,012
Lawson, Inc.(1)	1,200	71,151
Mabuchi Motor Co., Ltd.#(1)	500	22,222
Makita Corp.(1)	2,200	76,816
Marubeni Corp.(1)	330,000	2,036,080
Marui Group Co., Ltd.(1)	4,300	31,426
Maruichi Steel Tube, Ltd.(1)	900	19,883
Mazda Motor Corp.†#(1)	30,000	54,766
McDonald’s Holdings Co. Japan, Ltd.#(1)	1,300	34,904
Medipal Holdings Corp.(1)	2,900	28,551
MEIJI Holdings Co., Ltd.#(1)	1,000	43,429
Miraca Holdings, Inc.(1)	1,000	38,621
Mitsubishi Chemical Holdings Corp.(1)	290,000	1,680,233
Mitsubishi Corp.(1)	51,700	1,068,019
Mitsubishi Electric Corp.(1)	253,000	2,416,284
Mitsubishi Estate Co., Ltd.(1)	28,000	468,578
Mitsubishi Gas Chemical Co., Inc.(1)	8,000	47,643
Mitsubishi Heavy Industries, Ltd.#(1)	59,000	248,367
Mitsubishi Logistics Corp.(1)	2,000	20,671
Mitsubishi Materials Corp.(1)	22,000	61,934
Mitsubishi Motors Corp.†#(1)	1,229,000	1,487,031
Mitsubishi Tanabe Pharma Corp.(1)	4,000	62,398
Mitsubishi UFJ Financial Group, Inc.(1)	1,285,800	5,586,102
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	35,500	1,356,134
Mitsui & Co., Ltd.(1)	196,800	3,104,683
Mitsui Chemicals, Inc.#(1)	16,000	51,936
Mitsui Engineering & Shipbuilding Co., Ltd.#(1)	371,000	569,701
Mitsui Fudosan Co., Ltd.(1)	16,000	259,769
Mitsui O.S.K. Lines, Ltd.#(1)	284,000	903,272
Mizuho Financial Group, Inc.(1)	1,926,200	2,526,690
MS&AD Insurance Group Holdings(1)	11,000	216,412
Murata Manufacturing Co., Ltd.#(1)	4,000	236,899
Nabtesco Corp.#(1)	2,000	44,337
Namco Bandai Holdings, Inc.(1)	3,900	56,316
NEC Corp.†(1)	50,000	108,044
NGK Insulators, Ltd.#(1)	5,000	55,376
NGK Spark Plug Co., Ltd.(1)	3,000	38,418
NHK Spring Co., Ltd.(1)	148,000	1,350,269
Nidec Corp.#(1)	2,100	189,659
Nikon Corp.(1)	81,800	1,922,644
Nintendo Co., Ltd.(1)	3,100	470,078
Nippon Building Fund, Inc.(1)	11	101,109
Nippon Electric Glass Co., Ltd.(1)	8,000	82,507
Nippon Express Co., Ltd.(1)	375,000	1,424,979
Nippon Meat Packers, Inc.#(1)	3,000	37,704
Nippon Paper Group, Inc.#(1)	1,900	40,799
Nippon Sheet Glass Co., Ltd.(1)	17,000	32,790
Nippon Steel Corp.(1)	99,000	240,563
Nippon Telegraph & Telephone Corp.(1)	13,700	674,961
Nippon Yusen KK#(1)	30,000	66,930
Nishi-Nippon City Bank, Ltd.(1)	13,000	38,366
Nissan Motor Co., Ltd.(1)	182,900	1,678,600
Nisshin Seifun Group, Inc.(1)	3,500	42,029
Nisshin Steel Co., Ltd.(1)	13,000	18,629
Nissin Foods Holdings Co., Ltd.#(1)	1,100	42,147
Nitori Holdings Co., Ltd.(1)	750	70,145

Security Description	Shares	Value (Note 2)

Japan (continued)
Nitto Denko Corp.(1)	3,200	$132,543
NKSJ Holdings, Inc.(1)	34,799	691,083
NOK Corp.#(1)	1,900	33,311
Nomura Holdings, Inc.(1)	70,800	234,710
Nomura Real Estate Holdings, Inc.(1)	1,800	28,132
Nomura Real Estate Office Fund, Inc.(1)	5	25,820
Nomura Research Institute, Ltd.(1)	2,000	44,257
NSK, Ltd.(1)	9,000	59,771
NTN Corp.#(1)	27,000	107,387
NTT Data Corp.(1)	25	77,829
NTT DoCoMo, Inc.(1)	695	1,225,616
NTT Urban Development Corp.(1)	23	15,788
Obayashi Corp.#(1)	234,000	979,988
Odakyu Electric Railway Co., Ltd.#(1)	12,000	113,517
OJI Paper Co., Ltd.#(1)	17,000	84,569
Omron Corp.(1)	25,800	551,341
Ono Pharmaceutical Co., Ltd.#(1)	1,600	83,039
Oracle Corp.#(1)	700	23,463
Oriental Land Co., Ltd.#(1)	1,000	103,465
ORIX Corp.#(1)	7,880	663,418
Osaka Gas Co., Ltd.(1)	51,000	194,640
Otsuka Corp.(1)	300	20,716
Otsuka Holdings Co., Ltd.(1)	18,200	499,302
Panasonic Corp.(1)	307,500	2,953,865
Rakuten, Inc.(1)	141	150,883
Resona Holdings, Inc.(1)	36,500	163,370
Ricoh Co., Ltd.#(1)	13,000	117,445
Rinnai Corp.(1)	600	45,791
Rohm Co., Ltd.(1)	1,900	90,950
Sankyo Co., Ltd.(1)	1,000	49,808
Sanrio Co., Ltd.	1,000	52,378
Santen Pharmaceutical Co., Ltd.(1)	1,400	52,755
SBI Holdings, Inc.(1)	437	35,611
Secom Co., Ltd.(1)	4,100	184,818
Sega Sammy Holdings, Inc.(1)	4,200	86,064
Seiko Epson Corp.#(1)	2,400	33,855
Sekisui Chemical Co., Ltd.(1)	8,000	59,979
Sekisui House, Ltd.#(1)	11,000	96,148
Seven & I Holdings Co., Ltd.(1)	14,700	410,845
Seven Bank, Ltd.#(1)	13,000	25,797
Sharp Corp.#(1)	19,000	194,248
Shikoku Electric Power Co., Inc.#(1)	3,600	100,553
Shimadzu Corp.#(1)	5,000	41,100
Shimamura Co., Ltd.(1)	400	37,864
Shimano, Inc.(1)	1,500	73,352
Shimizu Corp.#(1)	12,000	49,168
Shin-Etsu Chemical Co., Ltd.(1)	8,000	401,642
Shinsei Bank, Ltd.(1)	27,000	27,319
Shionogi & Co., Ltd.(1)	119,300	1,400,503
Shiseido Co., Ltd.#(1)	6,900	128,079
Shizuoka Bank, Ltd.#(1)	11,000	114,130
Showa Denko KK#(1)	29,000	59,318
Showa Shell Sekiyu KK(1)	3,600	24,103
SMC Corp.#(1)	1,100	182,522
Softbank Corp.(1)	60,700	2,045,152
Sojitz Corp.#(1)	23,200	36,660
Sony Corp.(1)	129,900	2,339,445
Sony Financial Holdings, Inc.#(1)	3,387	55,767
Square Enix Holdings Co., Ltd.(1)	1,200	24,635
Stanley Electric Co., Ltd.(1)	2,800	41,215
Sumco Corp.†#(1)	2,200	18,620
Sumitomo Chemical Co., Ltd.(1)	31,000	118,328
Sumitomo Corp.#(1)	21,800	291,159
Sumitomo Electric Industries, Ltd.(1)	89,000	969,354
Sumitomo Heavy Industries, Ltd.(1)	11,000	67,050

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sumitomo Metal Industries, Ltd.(1)	65,000	$114,841
Sumitomo Metal Mining Co., Ltd.(1)	10,000	134,924
Sumitomo Mitsui Financial Group, Inc.(1)	67,600	1,866,700
Sumitomo Mitsui Trust Holdings, Inc.(1)	187,000	573,442
Sumitomo Realty & Development Co., Ltd.(1)	7,000	138,881
Sumitomo Rubber Industries, Ltd.(1)	3,400	40,879
Suruga Bank, Ltd.(1)	4,000	36,814
Suzuken Co., Ltd.#(1)	1,400	36,244
Suzuki Motor Corp.(1)	6,600	140,064
Sysmex Corp.#(1)	1,400	48,320
T&D Holdings, Inc.(1)	11,200	108,943
Taisei Corp.#(1)	20,000	51,810
Taisho Pharmaceutical Holdings Co., Ltd.†	1,000	66,916
Taiyo Nippon Sanso Corp.(1)	5,000	36,519
Takashimaya Co., Ltd.#(1)	5,000	35,696
Takeda Pharmaceutical Co., Ltd.(1)	33,900	1,388,261
TDK Corp.#(1)	2,400	122,149
Teijin, Ltd.(1)	18,000	55,155
Terumo Corp.(1)	3,300	160,816
THK Co., Ltd.#(1)	21,600	434,744
Tobu Railway Co., Ltd.#(1)	20,000	101,501
Toho Co., Ltd.#(1)	2,300	39,690
Toho Gas Co., Ltd.#(1)	8,000	47,167
Tohoku Electric Power Co., Inc.(1)	116,700	1,213,039
Tokio Marine Holdings, Inc.(1)	14,100	342,062
Tokyo Electric Power Co., Inc.†#(1)	47,300	177,488
Tokyo Electron, Ltd.(1)	3,300	181,066
Tokyo Gas Co., Ltd.(1)	48,000	206,204
Tokyu Corp.#(1)	22,000	106,236
Tokyu Land Corp.(1)	22,000	86,046
TonenGeneral Sekiyu KK#(1)	6,000	68,522
Toppan Printing Co., Ltd.#(1)	34,000	250,228
Toray Industries, Inc.#(1)	29,000	217,663
Toshiba Corp.(1)	78,000	360,889
Tosoh Corp.(1)	10,000	29,477
TOTO, Ltd.(1)	6,000	48,788
Toyo Seikan Kaisha, Ltd.(1)	3,000	41,646
Toyo Suisan Kaisha, Ltd.(1)	2,000	49,111
Toyoda Gosei Co., Ltd.#(1)	1,200	20,895
Toyota Boshoku Corp.#(1)	1,300	14,532
Toyota Industries Corp.(1)	3,500	97,361
Toyota Motor Corp.(1)	179,300	5,895,256
Toyota Tsusho Corp.(1)	4,100	68,925
Trend Micro, Inc.(1)	2,100	64,466
Tsumura & Co.(1)	1,200	33,207
Ube Industries, Ltd.(1)	20,000	56,599
Unicharm Corp.#(1)	2,200	104,211
Ushio, Inc.(1)	1,900	28,741
USS Co., Ltd.(1)	430	37,288
West Japan Railway Co.(1)	3,300	136,521
Yahoo Japan Corp.#(1)	282	89,242
Yakult Honsha Co., Ltd.#(1)	1,900	58,486
Yamada Denki Co., Ltd.#(1)	15,680	1,133,519
Yamaguchi Financial Group, Inc.(1)	4,000	38,371
Yamaha Corp.(1)	3,000	29,047
Yamaha Motor Co., Ltd.†(1)	12,000	167,713
Yamaichi Securities Co., Ltd. ADR#†(6)(7)(8)	6,000	0
Yamato Holdings Co., Ltd.(1)	7,700	123,928
Yamato Kogyo Co., Ltd.(1)	800	22,119
Yamazaki Baking Co., Ltd.(1)	2,000	26,581
Yaskawa Electric Corp.#(1)	4,000	34,918
Yokogawa Electric Corp.†(1)	4,000	37,992

		163,191,846

Security Description	Shares	Value (Note 2)

Jersey — 1.0%
Experian PLC(1)	30,968	$411,963
Glencore International PLC#(1)	25,771	162,298
Petrofac, Ltd.(1)	113,184	2,587,365
Randgold Resources, Ltd.(1)	3,432	364,892
Shire PLC(1)	126,907	4,259,577
Wolseley PLC(1)	8,817	264,416
WPP PLC(1)	39,140	410,301

		8,460,812

Luxembourg — 0.4%
ArcelorMittal#(1)	26,584	503,934
Kernel Holding SA†(1)	1,755	37,057
Millicom International Cellular SA SDR#(1)	23,332	2,525,108
SES SA FDR(1)	9,274	228,722
Subsea 7 SA†(1)	8,764	173,323
Tenaris SA#(1)	14,638	272,611

		3,740,755

Malaysia — 0.3%
AirAsia Bhd(1)	180,300	216,817
Alliance Financial Group Bhd(1)	380,000	435,336
AMMB Holdings Bhd(1)	205,200	393,414
Berjaya Corp Bhd(1)	498,800	160,776
British American Tobacco Bhd(1)	28,600	421,729
Digi.com Berhad(1)	67,000	74,650
Genting Bhd(1)	23,200	81,501
Genting Plantations Bhd(1)	46,200	120,694
Hong Leong Financial Group Bhd(1)	76,200	278,082
Malayan Banking Bhd(1)	107,900	285,826
Parkson Holdings Bhd(1)	208,900	374,498

		2,843,323

Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	511,000	289,380

Mexico — 0.3%
Alfa SA, Class A	14,728	172,784
America Movil SA de CV	827,931	984,841
Cemex SA de CV CPO(9)	88,478	41,203
Coca-Cola Femsa SA de CV, Series L	4,575	41,752
Fomento Economico Mexicano SAB de CV(9)	46,723	319,008
Grupo Bimbo SAB de CV, Class A	37,589	77,738
Grupo Carso SAB de CV Class A1	5,991	14,244
Grupo Elektra SA de CV	778	75,884
Grupo Financiero Banorte SAB de CV	32,121	108,713
Grupo Financiero Inbursa SA	40,581	75,860
Grupo Mexico SA de CV, Class B	82,698	221,547
Grupo Modelo SAB de CV, Class C	13,640	83,806
Grupo Televisa SAB	44,092	183,666
Industrias Penoles SAB de CV	447	20,325
Kimberly-Clark de Mexico SAB de CV, Class A	9,528	50,240
Mexichem SAB de CV	36,680	128,312
Telefonos de Mexico SAB de CV, Class L	176,949	132,364
Wal-Mart de Mexico SAB de CV, Series V	86,595	233,066

		2,965,353

Morocco — 0.0%
Attijariwafa Bank(1)	2,521	108,763
Douja Promotion Groupe Addoha SA(1)	6,974	58,703
Maroc Telecom SA(1)	1,690	28,636

		196,102

Netherlands — 2.8%
Aegon NV†(1)	301,092	1,318,423
Akzo Nobel NV(1)	15,780	801,301
ASML Holding NV(1)	23,223	906,153

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands (continued)
Corio NV(1)	1,842	$82,185
Delta Lloyd NV(1)	12,111	213,062
European Aeronautic Defence and Space Co., NV(1)	85,459	2,562,946
Fugro NV CVA(1)	2,117	118,814
Heineken Holding NV(1)	71,846	2,887,875
Heineken NV(1)	62,882	2,953,241
ING Groep NV CVA†(1)	190,857	1,488,373
Koninklijke Ahold NV(1)	305,220	3,885,941
Koninklijke Boskalis Westminster NV(1)	2,195	73,933
Koninklijke DSM NV(1)	12,898	629,654
Koninklijke KPN NV(1)	235,751	2,887,959
Koninklijke Philips Electronics NV(1)	36,601	744,828
Koninklijke Vopak NV(1)	2,182	119,958
PostNL(1)	16	56
Qiagen NV†(1)	7,246	107,157
Randstad Holding NV(1)	3,689	115,246
Reed Elsevier NV(1)	75,657	892,810
SBM Offshore NV(1)	5,231	112,288
STMicroelectronics NV#(1)	19,739	125,001
TNT Express NV(1)	10,026	72,538
Unilever NV CVA(1)	50,461	1,718,514
Wolters Kluwer NV(1)	9,264	161,334

		24,979,590

New Zealand — 0.1%
Auckland International Airport, Ltd.(1)	67,373	125,164
Chorus, Ltd.†	29,811	76,584
Contact Energy, Ltd.†(1)	24,522	103,204
Fletcher Building, Ltd.(1)	54,056	255,753
Sky City Entertainment Group, Ltd.(1)	45,484	121,786
Telecom Corp. of New Zealand, Ltd.(1)	153,696	245,647

		928,138

Norway — 0.4%
Aker Solutions ASA(1)	5,033	58,902
DnB NOR ASA(1)	30,196	309,444
Gjensidige Forsikring ASA(1)	6,248	72,322
Norsk Hydro ASA(1)	28,807	139,313
Orkla ASA(1)	23,948	183,011
Statoil ASA(1)	59,247	1,533,662
Telenor ASA(1)	22,459	383,829
Yara International ASA(1)	15,405	629,179

		3,309,662

Peru — 0.0%
Cia de Minas Buenaventura SA ADR	6,307	246,919

Philippines — 0.1%
Aboitiz Power Corp.(1)	362,900	244,678
Bank of the Philippine Islands(1)	325,280	396,181
BDO Unibank, Inc.(1)	271,300	348,975
Globe Telecom, Inc.(1)	3,560	79,033

		1,068,867

Poland — 0.1%
Asseco Poland SA(1)	2,191	32,488
Bank Pekao SA(1)	1,626	71,306
BRE Bank SA†(1)	92	7,482
Cyfrowy Polsat SA†(1)	6,196	23,895
Enea SA(1)	1,048	5,926
Getin Holding SA†(1)	15,714	31,644
Grupa Lotos SA†(1)	5,947	44,681
Jastrzebska Spolka Weglowa SA†(1)	778	21,297
KGHM Polska Miedz SA(1)	2,820	112,543
PGE SA(1)	21,370	136,790
Polski Koncern Naftowy Orlen SA†(1)	4,981	59,976

Security Description	Shares	Value (Note 2)

Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA(1)	13,471	$135,363
Powszechny Zaklad Ubezpieczen SA(1)	318	30,400
Synthos SA(1)	19,929	25,533
Tauron Polska Energia SA(1)	15,367	24,941
Telekomunikacja Polska SA(1)	3,559	19,650

		783,915

Portugal — 0.1%
Banco Comercial Portugues SA†#(1)	1,158,319	198,310
Banco Espirito Santo SA#(1)	149,535	230,097
Cimpor Cimentos de Portugal SGPS SA(1)	14,889	104,171
EDP - Energias de Portugal SA(1)	84,852	272,011
Galp Energia SGPS SA Class B(1)	7,160	119,979
Jeronimo Martins SGPS SA(1)	6,814	124,391
Portugal Telecom SGPS SA(1)	20,807	129,053

		1,178,012

Russia — 0.4%
Federal Grid Co. Unified Energy System JSC	6,109,218	59,259
Federal Hydrogenerating Co., JSC	2,179,504	75,193
Gazprom OAO	197,790	1,107,624
Inter Rao Ues OAO	9,741,726	10,813
LUKOIL OAO	8,647	473,856
Magnit GDR(1)	7,611	169,135
Mechel ADR	3,962	43,146
MMC Norilsk Nickel OJSC	1,248	221,196
Mobile Telesystems OJSC ADR	9,411	162,622
NovaTek OAO GDR(1)	1,682	258,591
Novolipetsk Steel OJSC	3,513	6,850
Rosneft Oil Co.	30,364	189,775
Rostelecom OJSC†	4,920	23,616
Sberbank of Russia(1)	140,561	406,145
Severstal OAO	1,122	15,585
Surgutneftegaz CLS	116,735	112,066
Tatneft	22,505	122,427
Uralkali OJSC	29,803	240,212
VTB Bank OJSC	31,107,479	68,561

		3,766,672

Singapore — 1.3%
Ascendas Real Estate Investment Trust#(1)	124,000	199,249
CapitaLand, Ltd.(1)	179,000	363,071
CapitaMall Trust#(1)	150,000	208,055
CapitaMalls Asia, Ltd.#(1)	86,000	87,678
City Developments, Ltd.#(1)	35,000	270,604
ComfortDelGro Corp., Ltd.(1)	134,000	148,853
COSCO Corp. (Singapore), Ltd.#(1)	68,000	49,002
DBS Group Holdings, Ltd.(1)	133,000	1,324,181
Fraser and Neave, Ltd.#(1)	68,000	346,291
Global Logistic Properties, Ltd.†(1)	124,000	180,709
Jardine Cycle & Carriage, Ltd.(1)	8,000	292,450
Keppel Corp., Ltd.(1)	105,000	781,520
Keppel Land, Ltd.#(1)	46,000	89,145
Neptune Orient Lines, Ltd.#(1)	65,000	54,625
Olam International, Ltd.#(1)	110,000	206,211
Oversea-Chinese Banking Corp., Ltd.#(1)	194,000	1,239,956
SembCorp Industries, Ltd.(1)	73,000	245,546
SembCorp Marine, Ltd.#(1)	63,000	190,191
Singapore Airlines, Ltd.#(1)	42,000	344,880
Singapore Exchange, Ltd.#(1)	71,000	349,488
Singapore Press Holdings, Ltd.#(1)	112,000	346,067
Singapore Technologies Engineering, Ltd.(1)	114,000	240,314
Singapore Telecommunications, Ltd.(1)	593,000	1,440,001
StarHub, Ltd.(1)	48,000	107,253
United Overseas Bank, Ltd.#(1)	97,000	1,179,933

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Singapore (continued)
UOL Group, Ltd.(1)	25,000	$84,287
Wilmar International, Ltd.#(1)	141,000	571,701
Yangzijiang Shipbuilding Holdings, Ltd.(1)	140,000	101,197

		11,042,458

South Africa — 0.5%
ABSA Group, Ltd.(1)	5,592	99,028
African Bank Investments, Ltd.(1)	5,387	23,222
African Rainbow Minerals, Ltd.(1)	2,742	61,151
Anglo American Platinum, Ltd.(1)	1,294	88,061
AngloGold Ashanti, Ltd.(1)	4,535	216,807
Arcelormittal South Africa, Ltd.(1)	4,687	35,668
Aspen Pharmacare Holdings, Ltd.†(1)	5,064	60,951
Aveng, Ltd.(1)	6,406	28,039
Barloworld, Ltd.(1)	3,881	34,726
Bidvest Group, Ltd.(1)	3,685	71,852
Discovery Holdings, Ltd.(1)	16,186	85,284
FirstRand, Ltd.(1)	42,251	104,825
Foschini, Ltd.(1)	7,791	102,202
Gold Fields, Ltd.(1)	13,527	228,456
Growthpoint Properties, Ltd.(1)(9)	26,338	59,725
Harmony Gold Mining Co., Ltd.(1)	7,886	111,516
Impala Platinum Holdings, Ltd.(1)	9,820	208,144
Imperial Holdings, Ltd.(1)	2,721	39,829
Kumba Iron Ore, Ltd.(1)	2,651	167,208
Liberty Holdings, Ltd.(1)	5,465	53,767
Massmart Holdings, Ltd.(1)	1,507	30,734
MTN Group, Ltd.(1)	31,477	566,333
Naspers, Ltd.(1)	7,527	339,989
Nedbank Group, Ltd.(1)	6,171	109,418
Network Healthcare Holdings, Ltd.(1)	11,290	18,171
Pick n Pay Stores, Ltd.(1)	4,735	25,457
Pretoria Portland Cement Co., Ltd.(1)	15,720	52,684
Redefine Properties, Ltd.(1)(9)	44,978	42,560
Remgro, Ltd.(1)	11,625	175,292
RMB Holdings, Ltd.(1)	7,160	23,210
Sanlam, Ltd.(1)	1,145	4,245
Sasol, Ltd.(1)	10,509	505,245
Shoprite Holdings, Ltd.(1)	6,158	103,888
Spar Group, Ltd.(1)	318	4,420
Standard Bank Group, Ltd.(1)	19,478	237,498
Steinhoff International Holdings, Ltd.†(1)	14,328	41,891
Tiger Brands, Ltd.(1)	2,198	66,506
Truworths International, Ltd.(1)	6,199	60,750
Vodacom Group, Ltd.(1)	7,682	86,798
Woolworths Holdings, Ltd.(1)	20,528	102,400

		4,477,950

South Korea — 1.0%
Amorepacific Corp.(1)	17	16,603
BS Financial Group, Inc.†(1)	11,580	120,575
Cheil Industries, Inc.(1)	1,177	106,885
CJ CheilJedang Corp.(1)	73	18,624
Daelim Industrial Co., Ltd.(1)	4,143	366,144
DGB Financial Group, Inc.†(1)	32,220	384,964
Dongbu Insurance Co., Ltd.(1)	8,640	402,018
Dongkuk Steel Mill Co., Ltd.(1)	11,990	244,357
Hanjin Shipping Co., Ltd.(1)	1,480	11,649
Hankook Tire Co., Ltd.(1)	10,370	428,473
Hanwha Chem Corp.(1)	11,720	279,019
Hynix Semiconductor, Inc.(1)	27,990	594,091
Hyosung Corp.(1)	5,219	295,380
Hyundai Heavy Industries Co., Ltd.(1)	1,165	293,756
Hyundai Mipo Dockyard Co., Ltd.(1)	3,201	336,140
Hyundai Mobis(1)	392	108,499

Security Description	Shares	Value (Note 2)

South Korea (continued)
Hyundai Motor Co.(1)	4,591	$889,947
Industrial Bank of Korea(1)	30,400	405,847
KB Financial Group, Inc.(1)	1,590	55,330
Kia Motors Corp.(1)	3,842	243,750
Korea Exchange Bank(1)	27,200	200,533
KT&G Corp.(1)	5,288	356,602
LG Chemical Co., Ltd.(1)	327	97,095
LG Corp.(1)	7,194	406,820
LG Display Co., Ltd.(1)	1,540	36,678
LG Electronics, Inc.(1)	390	25,968
NHN Corp†(1)	1,677	371,409
OCI Co., Ltd.(1)	111	23,314
POSCO(1)	422	142,371
S - Oil Corp.(1)	176	17,545
Samsung Electro - Mechanics Co., Ltd.(1)	276	19,779
Samsung Electronics Co., Ltd.(1)	1,781	1,616,914
Samsung Heavy Industries Co., Ltd.(1)	570	15,994
Samsung SD Co., Ltd.(1)	128	15,862
Shinhan Financial Group Co., Ltd.(1)	1,100	41,647
SK Innovation Co., Ltd.(1)	336	50,975

		9,041,557

Spain — 2.5%
Abertis Infraestructuras SA(1)	35,350	564,930
Acciona SA(1)	788	73,440
Acerinox SA#(1)	14,410	195,747
ACS Actividades de Construccion y Servicios SA#(1)	19,657	638,592
Amadeus IT Holding SA(1)	44,024	744,464
Banco Bilbao Vizcaya Argentaria SA(1)	142,182	1,206,818
Banco de Sabadell SA#(1)	34,668	116,218
Banco Popular Espanol SA#(1)	29,868	127,542
Banco Santander SA(1)	529,048	3,969,296
Bankia SA†(1)	203,649	1,019,555
Bankinter SA#(1)	35,027	197,461
CaixaBank#(1)	23,039	117,922
Distribuidora Internacional de Alimentacion SA†#(1)	17,892	80,715
EDP Renovaveis SA†(1)	6,053	35,010
Enagas SA(1)	38,224	717,498
Ferrovial SA#(1)	15,965	198,038
Fomento de Construcciones y Contratas SA#(1)	1,575	40,811
Gas Natural SDG SA(1)	26,650	464,527
Grifols SA†#(1)	4,270	69,008
Iberdrola SA(1)	403,769	2,702,416
Inditex SA(1)	6,755	573,657
Indra Sistemas SA#(1)	3,064	43,222
International Consolidated Airlines Group SA†(1)	28,600	67,271
Mapfre SA#(1)	100,913	338,519
Mediaset Espana Comunicacion SA#(1)	7	41
Red Electrica Corp. SA(1)	3,355	147,549
Repsol YPF SA(1)	133,483	4,043,848
Sacyr Vallehermoso SA#(1)	144	869
Telefonica SA(1)	175,631	3,313,460
Zardoya Otis SA#(1)	4,525	63,735

		21,872,179

Sweden — 2.3%
Alfa Laval AB(1)	57,210	1,103,526
Assa Abloy AB, Class B(1)	47,981	1,182,656
Atlas Copco AB, Class A(1)	181,787	3,906,988
Atlas Copco AB, Class B(1)	102,020	1,942,415
Boliden AB(1)	62,004	898,616
Electrolux AB, Class B#(1)	18,710	325,147
Getinge AB, Class B(1)	26,457	681,846
Hennes & Mauritz AB, Class B(1)	31,671	1,005,511
Hexagon AB#(1)	7,810	119,334

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Holmen AB, Class B(1)	1,364	$37,760
Husqvarna AB, Class B(1)	13,719	67,835
Industrivarden AB, Class C(1)	3,211	39,150
Investor AB, Class B(1)	97,144	1,812,127
Kinnevik Investment AB, Class B(1)	6,421	130,374
Lundin Petroleum AB†	6,893	177,727
Modern Times Group AB, Class B(1)	1,483	72,027
Nordea Bank AB(1)	81,398	649,498
Ratos AB, Class B Series B(1)	5,554	64,720
Sandvik AB(1)	31,230	400,786
Scania AB, Class B(1)	18,861	288,883
Securitas AB, Class B(1)	9,703	85,339
Skandinaviska Enskilda Banken AB, Class A(1)	43,734	255,268
Skanska AB, Class B(1)	12,425	193,463
SKF AB, Class B(1)	12,078	258,364
SSAB AB, Class A#(1)	4,659	42,338
Svenska Cellulosa AB, Class B(1)	17,767	264,320
Svenska Handelsbanken AB, Class A(1)	15,131	399,495
Swedbank AB, Class A(1)	53,028	709,905
Swedish Match AB(1)	6,793	222,354
Tele2 AB, Class B(1)	9,837	195,754
Telefonaktiebolaget LM Ericsson, Class B(1)	135,637	1,443,488
TeliaSonera AB(1)	67,032	456,714
Volvo AB, Class B(1)	89,069	1,025,350

		20,459,078

Switzerland — 6.4%
ABB, Ltd.†(1)	91,149	1,727,352
Actelion, Ltd.†(1)	57,738	2,019,559
Adecco SA†(1)	4,105	178,336
Aryzta AG(1)	18,491	891,063
Baloise Holding AG(1)	1,473	104,461
Barry Callebaut AG†	56	51,029
Cie Financiere Richemont SA, Class A(1)	16,176	874,652
Credit Suisse Group AG†(1)	51,093	1,238,694
GAM Holding AG†(1)	22,216	258,623
Geberit AG†(1)	1,209	231,552
Givaudan SA†(1)	258	240,542
Holcim, Ltd.†(1)	53,716	3,008,850
Julius Baer Group, Ltd.†(1)	6,412	229,360
Kuehne & Nagel International AG(1)	1,676	204,466
Lindt & Spruengli AG(1)	5	176,343
Lindt & Spruengli AG (Participation Certificate)(1)	989	3,022,273
Lonza Group AG†(1)	33,659	2,061,512
Nestle SA(1)	244,135	13,689,140
Novartis AG(1)	127,870	6,900,228
Pargesa Holding SA(1)	837	60,349
Partners Group Holding AG	410	75,663
Roche Holding AG(1)	38,768	6,166,304
Schindler Holding AG(1)	677	82,625
Schindler Holding AG (Participation Certificate)(1)	8,331	999,914
SGS SA(1)	171	288,701
Sika AG(1)	63	118,048
Sonova Holding AG†(1)	19,498	2,036,922
Straumann Holding AG(1)	10,829	1,902,031
Sulzer AG(1)	746	83,208
Swatch Group AG(1)	1,364	95,821
Swatch Group AG, Class B(1)	953	371,446
Swiss Life Holding AG†(1)	946	99,110
Swiss Re AG†(1)	10,859	572,062
Swisscom AG(1)	3,878	1,464,164
Syngenta AG†(1)	2,932	864,792
Transocean, Ltd.(1)	16,070	699,977
UBS AG†(1)	181,244	2,227,918

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Zurich Financial Services AG†(1)	4,512	$992,248

		56,309,338

Taiwan — 0.8%
Acer, Inc.(1)	72,000	82,424
Advantech Co., Ltd.(1)	127,000	354,994
Asustek Computer, Inc.(1)	56,000	390,502
Catcher Technology Co., Ltd.(1)	12,000	58,599
Cathay Financial Holding Co., Ltd.(1)	21,000	21,980
Cheng Shin Rubber Industry Co., Ltd.(1)	211,000	466,618
Cheng Uei Precision Industry Co., Ltd.(1)	51,000	93,909
China Development Financial Holding Corp.(1)	1,206,000	352,235
China Life Insurance Co., Ltd.(1)	354,000	314,313
China Petrochemical Development Corp.(1)	214,000	190,715
Chunghwa Telecom Co., Ltd.(1)	190,000	628,502
Far EasTone Telecommunications Co., Ltd.(1)	228,000	435,055
Farglory Land Development Co., Ltd.(1)	126,000	221,366
Feng Hsin Iron & Steel Co.(1)	123,000	195,382
Formosa Plastics Corp.(1)	198,000	532,240
Formosa Taffeta Co., Ltd.(1)	365,000	331,693
Hon Hai Precision Industry Co., Ltd.(1)	47,000	127,582
HTC Corp.(1)	5,000	82,227
Inventec Co., Ltd.(1)	54,000	18,529
Lite-On Technology Corp.(1)	390,000	428,003
Motech Industries, Inc.(1)	51,000	87,683
Taishin Financial Holding Co., Ltd.(1)	744,000	278,375
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	643,000	1,619,244
Vanguard International Semiconductor Corp.(1)	54,000	18,003

		7,330,173

Thailand — 0.2%
Advanced Info Service PCL (Local Exchange)(1)	56,200	256,689
Advanced Info Service PCL	8,600	38,489
Bangkok Bank PCL(1)	94,400	490,468
Bank of Ayudhya PCL(1)	71,400	47,488
Charoen Pokphand Foods PCL	86,700	91,790
Charoen Pokphand Foods PCL (Local Exchange)(1)	90,200	96,885
CP ALL PCL(1)	164,800	269,422
Indorama Ventures PCL(1)	14,900	14,948
PTT Global Chemical PCL†	14,100	29,630
PTT PCL(1)	5,500	55,496
Thai Airways International PCL(1)	302,300	188,267

		1,579,572

Turkey — 0.1%
Akbank TAS(1)	29,500	104,480
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	4,829	58,699
BIM Birlesik Magazalar AS(1)	2,182	61,932
Coca-Cola Icecek AS(1)	956	11,202
Eregli Demir ve Celik Fabrikalari TAS(1)	24,284	45,479
Haci Omer Sabanci Holdings AS(1)	8,457	26,699
Tupras - Turkiye Petrol Rafinerileri AS(1)	1,309	29,884
Turk Telekomunikasyon AS(1)	5,192	21,389
Turkcell Iletisim Hizmet AS†(1)	16,767	84,172
Turkiye Garanti Bankasi AS(1)	29,517	101,291
Turkiye Halk Bankasi AS(1)	7,109	42,884
Turkiye Is Bankasi, Class C(1)	69,435	143,893
Turkiye Vakiflar Bankasi Tao(1)	8,465	12,577

		744,581

United Kingdom — 18.3%
3i Group PLC(1)	30,275	90,744
Admiral Group PLC#(1)	101,519	1,472,898
Aggreko PLC(1)	75,699	2,256,037
AMEC PLC(1)	10,317	141,283

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Anglo American PLC(1)	60,223	$2,301,430
Antofagasta PLC(1)	120,720	2,260,942
ARM Holdings PLC(1)	77,034	723,153
Associated British Foods PLC(1)	11,064	193,233
AstraZeneca PLC(1)	155,475	7,200,814
Autonomy Corp. PLC†	54,931	2,197,623
Aviva PLC(1)	719,376	3,543,453
Babcock International Group PLC(1)	15,007	171,409
BAE Systems PLC(1)	643,035	2,775,448
Balfour Beatty PLC(1)	540,698	2,142,558
Barclays PLC(1)	601,749	1,731,470
BG Group PLC(1)	156,168	3,351,402
BHP Billiton PLC(1)	238,152	7,337,803
BP PLC(1)	1,214,093	8,827,947
British American Tobacco PLC(1)	212,462	9,860,834
British Land Co. PLC(1)	160,429	1,250,229
British Sky Broadcasting Group PLC(1)	282,624	3,409,517
BT Group PLC(1)	1,199,823	3,593,202
Bunzl PLC(1)	32,868	429,858
Burberry Group PLC(1)	39,803	797,892
Cairn Energy PLC†(1)	110,687	475,861
Capita Group PLC#(1)	18,954	188,257
Capital Shopping Centres Group PLC(1)	17,350	87,634
Carnival PLC(1)	5,664	196,821
Centrica PLC(1)	835,046	3,973,280
Cobham PLC(1)	35,832	99,724
Compass Group PLC(1)	58,591	542,585
Diageo PLC(1)	77,547	1,657,785
Essar Energy PLC†(1)	8,677	31,889
Eurasian Natural Resources Corp. PLC(1)	25,137	264,086
Fresnillo PLC(1)	5,553	150,120
G4S PLC(1)	179,156	720,994
GKN PLC(1)	47,886	147,131
GlaxoSmithKline PLC(1)	290,027	6,426,482
Hammerson PLC(1)	21,973	135,510
HSBC Holdings PLC (London)(1)	1,156,545	9,019,227
ICAP PLC(1)	17,457	97,825
Imperial Tobacco Group PLC(1)	49,083	1,766,069
Inmarsat PLC(1)	214,457	1,476,948
Intercontinental Hotels Group PLC(1)	51,767	898,271
International Power PLC(1)	47,303	250,035
Intertek Group PLC(1)	4,946	149,944
Invensys PLC(1)	25,149	80,508
Investec PLC(1)	21,629	122,996
ITV PLC(1)	114,342	116,592
J Sainsbury PLC(1)	37,615	180,453
Johnson Matthey PLC(1)	6,666	201,261
Kazakhmys PLC(1)	6,657	97,381
Kingfisher PLC(1)	628,343	2,532,022
Land Securities Group PLC(1)	23,910	258,404
Legal & General Group PLC(1)	182,042	305,020
Lloyds Banking Group PLC†(1)	2,150,751	846,028
London Stock Exchange Group PLC#(1)	28,332	384,419
Lonmin PLC#(1)	5,024	84,859
Man Group PLC, Class B(1)	58,329	130,897
Marks & Spencer Group PLC(1)	217,857	1,134,534
Meggitt PLC	24,114	144,840
National Grid PLC#(1)	110,437	1,085,074
Next PLC(1)	5,573	235,451
Old Mutual PLC(1)	169,184	302,850
Pearson PLC(1)	25,206	457,045
Prudential PLC(1)	78,869	776,383
Reckitt Benckiser Group PLC(1)	19,127	966,840
Reed Elsevier PLC(1)	37,725	313,376

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Rexam PLC(1)	377,705	$2,048,889
Rio Tinto PLC(1)	144,644	7,656,792
Rolls-Royce Holdings PLC†(1)	58,017	666,027
Royal Bank of Scotland Group PLC†(1)	543,906	181,776
Royal Dutch Shell PLC, Class A(1)	336,313	11,787,322
Royal Dutch Shell PLC, Class B(1)	263,104	9,478,008
RSA Insurance Group PLC(1)	108,733	185,538
SABMiller PLC(1)	31,076	1,097,694
Sage Group PLC(1)	40,971	186,834
Schroders PLC(1)	102,253	2,164,629
Segro PLC(1)	161,381	572,896
Serco Group PLC(1)	29,232	226,262
Severn Trent PLC(1)	7,333	178,224
Smith & Nephew PLC(1)	27,666	253,167
Smiths Group PLC(1)	32,335	483,009
SSE PLC(1)	71,264	1,476,362
Standard Chartered PLC(1)	73,812	1,611,615
Standard Life PLC(1)	128,475	409,881
Tate & Lyle PLC	14,511	153,219
Tesco PLC(1)	296,680	1,892,177
TUI Travel PLC#(1)	14,424	39,143
Tullow Oil PLC(1)	28,044	612,766
Unilever PLC(1)	47,663	1,601,376
United Utilities Group PLC(1)	21,082	208,616
Vedanta Resources PLC#(1)	3,697	62,104
Vodafone Group PLC(1)	2,855,697	7,747,253
Weir Group PLC#(1)	6,508	211,795
Whitbread PLC(1)	5,493	141,991
WM Morrison Supermarkets PLC(1)	119,847	607,111
Xstrata PLC(1)	64,282	1,035,367

		162,552,733

United States — 0.1%
Southern Copper Corp.	5,994	186,593
Synthes, Inc.*(1)	2,026	335,034

		521,627

Total Common Stock
(cost $845,756,956)		784,676,315

EXCHANGE-TRADED FUNDS — 0.7%
United States — 0.7%
iShares MSCI Chile Investable Market Index Fund	14,800	870,684
iShares MSCI Emerging Markets Index Fund	3,002	120,200
Vanguard MSCI Emerging Markets ETF	73,296	2,990,477
Vanguard MSCI European ETF#	58,200	2,589,318

Total Exchange-Traded Funds
(cost $6,475,281)		6,570,679

PREFERRED STOCK — 1.7%
Brazil — 0.6%
AES Tiete SA	2,136	29,116
Banco Bradesco SA	35,683	584,670
Banco Estado Rio Grande Sul	3,074	32,791
Bradespar SA	4,108	75,306
Brasil Telecom SA	8,234	49,176
Braskem SA	2,967	22,954
Centrais Eletricas Brasileiras SA, Class B	813	10,583
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,405	87,976
Cia Energetica de Minas Gerais	7,128	122,272
Cia Energetica de Sao Paulo	3,192	55,620
Cia Paranaense de Energia	1,827	36,866
Companhia De Bebidas Das Americas	15,615	521,551
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,443	26,133
Gerdau SA	16,071	119,976

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(5)	Value (Note 2)

PREFERRED STOCK (continued)
Brazil (continued)
Gol Linhas Aereas Inteligentes SA	4,849	$36,200
Itau Unibanco Holding SA	41,844	738,144
Itausa - Investimentos Itau SA	44,592	260,152
Klabin SA	7,344	29,322
Lojas Americanas SA	5,679	47,420
Metalurgica Gerdau SA	6,593	62,417
Petroleo Brasileiro SA	75,686	922,872
Suzano Papel e Celulose SA	4,836	19,148
TAM SA	286	5,477
Tele Norte Leste Participacoes SA	7,200	66,929
Telefonica Brasil SA	2,613	70,514
Telemar Norte Leste SA	842	20,022
Usinas Siderurgicas de Minas Gerais SA, Class A	10,335	59,209
Vale Fertilizantes SA	2,925	40,017
Vale SA, Class A	33,713	727,635

		4,880,468

Colombia — 0.0%
BanColombia SA	2,412	34,597

Germany — 1.0%
Bayerische Motoren Werke AG(1)	30,001	1,572,818
Henkel AG & Co. KGaA(1)	61,413	3,646,166
Porsche Automobil Holding SE(1)	4,747	288,813
ProSiebenSat.1 Media AG(1)	2,040	40,110
RWE AG(1)	48,206	1,790,847
Volkswagen AG(1)	6,635	1,139,426

		8,478,180

Russia — 0.0%
AK Transneft OAO	56	89,040
Sberbank of Russia	35,994	80,986
Surgutneftegas OJSC	95,270	51,446

		221,472

South Korea — 0.1%
Hyundai Motor Co.(1)	4,021	240,892
LG Chem, Ltd.(1)	3,306	355,429
Samsung Electronics Co., Ltd.(1)	782	434,368

		1,030,689

United Kingdom — 0.0%
Rolls-Royce Holdings PLC†	4,613,616	7,238

Total Preferred Stock
(cost $14,795,644)		14,652,644

RIGHTS† — 0.0%
Australia — 0.0%
Blue Scope Steel, Ltd. Expires 12/14/11	75,705	856

South Korea — 0.0%
LG Electronics, Inc. Expires 12/21/11	36	684

Total Rights
(cost $0.00)		1,540

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Company Guar.Bonds 4.19% due 12/14/22	GBP 5,000	14,875

Security Description	Shares/ Principal Amount(5)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
National Grid Gas PLC Company Guar.Bonds 7.00% due 12/16/24	GBP 5,000	9,894

Total Foreign Corporate Bonds & Notes
(cost $15,427)		24,769

Total Long-Term Investment Securities
(cost $867,043,308)		805,925,947

SHORT-TERM INVESTMENT SECURITIES — 17.5%
Collective Investment Pool — 8.9%
Navigator Securities Lending Prime Portfolio(2)(3)	78,877,144	$78,877,144

Time Deposits — 7.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$69,087,000	69,087,000

U.S. Government Treasuries — 0.8%
United States Treasury Bills
0.00% due 03/15/12@	3,200,000	3,199,888
0.01% due 12/08/11	200,000	200,000
0.01% due 03/15/12@	3,500,000	3,499,878

		6,899,766

Total Short-Term Investment Securities
(cost $154,863,991)		154,863,910

REPURCHASE AGREEMENT — 0.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of $289,000 and collateralized by $295,000 of Federal National Mtg. Assoc., bearing interest at 1.00% due 04/30/14 and having an approximate value of $295,369 (cost $289,000)	289,000	289,000

TOTAL INVESTMENTS —
(cost $1,022,196,299)(4)	108.4%	961,078,857
Liabilities in excess of other assets	(8.4)	(74,078,939)

NET ASSETS —	100.0%	$886,999,918

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $335,034 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $779,396,154 representing 87.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $77,077,864. This was secured by collateral of $78,877,144, which was received in cash and subsequently invested in short-term investments currently valued at $78,877,144 as reported in the portfolio of investments. The remaining collateral of $829,125 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.25% to 7.12%	01/31/12 to 05/15/41

(3)	The security is purchased with the cash collateral received from securities loaned. (see Note 2)
(4)	See Note 5 for cost of investments on a tax basis.
(5)	Denominated in United States dollar unless otherwise indicated.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd. ADR Common Stock	8/4/1993	6,000	$478,650	$0	$0	0.00%

(7)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(8)	Illiquid security. At November 30, 2011, the aggregate vale of these securities was $0 representing 0.0% of net assets.
(9)	Consists of more than one type of securities traded together as a unit.

ADR—American Depository Receipt

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Appreciation (Depreciation)
219	Long	ASX SPI 200 Index	December 2011	$23,258,548	$23,074,854	$(183,694)
466	Long	Emini MSCI EAFE Index	December 2011	32,109,771	33,791,990	1,682,219
380	Long	Emini MSCI Emerging Market Index	December 2011	17,002,735	18,306,500	1,303,765

						$2,802,290

Currency Legend

GBP—Pound Sterling

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$234,665	$62,212,773	#	$0	$62,447,438
France	—	56,823,276	#	—	56,823,276
Germany	—	63,228,225	#	—	63,228,225
Japan	119,294	163,072,552	#	0	163,191,846
Switzerland	126,692	56,182,646	#	—	56,309,338
United Kingdom	2,495,682	160,057,051	#	—	162,552,733
Other Countries*	11,812,697	208,310,762	#	0	220,123,459
Exchange Traded Funds	6,570,679	—		—	6,570,679
Preferred Stock	5,143,775	9,508,869	#	—	14,652,644
Rights	1,540	—		—	1,540
Foreign Corporate Bonds & Notes	—	24,769		—	24,769
Short-Term Investment Securities:
Collective Investment Pool	—	78,877,144		—	78,877,144
Time Deposits	—	69,087,000		—	69,087,000
U.S. Government Treasuries	—	6,899,766		—	6,899,766
Repurchase Agreement	—	289,000		—	289,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	2,985,984	—		—	2,985,984

Total Assets	$29,491,008	$934,573,833		$0	$964,064,841

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$183,694	$—		$—	$183,694

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $779,396,154 representing 87.9% of net assets. See Note 2.

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Sovereign	70.4%
United States Treasury Notes	11.6
Time Deposits	3.1
Banks — Commercial	3.0
United States Treasury Bonds	2.7
Oil Companies — Exploration & Production	0.8
Steel — Producers	0.7
Real Estate Operations & Development	0.7
Sovereign Agency	0.6
Oil Companies — Integrated	0.6
Telephone — Integrated	0.5
Regional Authority	0.5
Building Products — Cement	0.4
Finance — Other Services	0.4
Transport — Services	0.3
Import/Export	0.3
Municipal Bonds	0.3
SupraNational Banks	0.3
Electric — Generation	0.3
Building & Construction Products — Misc.	0.2
Finance — Leasing Companies	0.2
Investment Companies	0.2
Independent Power Producers	0.2
Metal — Diversified	0.2
Multimedia	0.2
Computer Services	0.2
Electric — Transmission	0.2
Banks — Mortgage	0.2
Cellular Telecom	0.2
Retail — Consumer Electronics	0.2
Transport — Marine	0.1
Auto — Cars/Light Trucks	0.1
Building — Heavy Construction	0.1
Gold Mining	0.1
Diversified Financial Services	0.1
Medical — Drugs	0.1
Oil Refining & Marketing	0.1
Special Purpose Entities	0.1
Chemicals — Diversified	0.1
Banks — Super Regional	0.1

100.7%

Country Allocation*

Japan	20.0%
United States	18.3
Germany	4.8
Brazil	4.7
United Kingdom	4.4
Russia	3.2
France	2.7
Mexico	2.5
Italy	2.1
Turkey	1.8
Hungary	1.9
Indonesia	1.7
Spain	1.7
Poland	1.7
Netherlands	1.6
Ukraine	1.4
Philippines	1.3
Argentina	1.3
Sri Lanka	1.3
Colombia	1.3
SupraNational	1.3
Venezuela	1.2
Cayman Islands	1.2
Canada	1.1

Dominican Republic	1.1
Finland	1.0
South Africa	1.0
Lithuania	1.0
Ireland	1.0
Croatia	1.0
Belgium	0.9
New Zealand	0.8
Panama	0.7
Australia	0.7
Denmark	0.6
Peru	0.6
Luxembourg	0.6
Chile	0.5
Qatar	0.5
Bermuda	0.5
Byelorussian Ssr	0.4
Serbia	0.4
Sweden	0.4
Norway	0.3
Uruguay	0.3
British Virgin Islands	0.3
Gabon	0.3
Malaysia	0.2
Portugal	0.2
Austria	0.2
Singapore	0.2
Thailand	0.1
Ivory Coast	0.1
Kazakhstan	0.1
El Salvador	0.1
United Arab Emirates	0.1

100.7%

Credit Quality Allocation†#

AAA	17.6%
AA	39.2
A	6.4
BBB	16.5
BB	8.9
B	8.0
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Standard and Poors.
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Principal Amount(4)		Value (Note 2)

CORPORATE BONDS & NOTES — 11.8%
Argentina — 0.1%
Banco de Galicia y Buenos Aires Senior Notes 8.75% due 05/04/18*		$310,000	$269,700

Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/14*		400,000	402,760

Bermuda — 0.4%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15		245,000	245,612
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		275,000	235,125
Qtel International Finance, Ltd. Company Guar. Notes 3.38% due 10/14/16		350,000	346,500

			827,237

Brazil — 0.7%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		215,000	199,950
Banco Cruzeiro do Sul SA Sub. Notes 8.88% due 09/22/20*		440,000	309,075
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		375,000	369,375
Brasil Telecom SA Senior Notes 9.75% due 09/15/16*	BRL	500,000	270,965
Hypermarcas SA Senior Notes 6.50% due 04/20/21*		270,000	234,900

			1,384,265

British Virgin Islands — 0.3%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		320,000	276,662
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		359,025	352,742

			629,404

Cayman Islands — 1.2%
Agile Property Holdings, Ltd. Senior Notes 8.88% due 04/28/17		270,000	209,250
China Resources Land, Ltd. Senior Notes 4.63% due 05/19/16*		350,000	340,151
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/18*		250,000	202,500
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.25% due 04/22/17*		300,000	249,000
Fufeng Group, Ltd. Company Guar. Notes 7.63% due 04/13/16*		220,000	180,400

Security Description	Principal Amount(4)		Value (Note 2)

Cayman Islands (continued)
Longfor Properties Co., Ltd. Company Guar. Notes 9.50% due 04/07/16*		$390,000	$341,250
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*		295,000	212,400
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20		100,000	72,000
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16		301,000	264,880
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19		365,000	313,900

			2,385,731

Chile — 0.2%
Inversiones Alsacia SA Company Guar. Notes 8.00% due 08/18/18*		540,000	426,485

Colombia — 0.4%
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP	752,000,000	409,616
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		330,000	336,414

			746,030

Denmark — 0.2%
FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/13	EUR	350,000	475,090

Germany — 0.3%
Daimler AG Senior Notes 4.63% due 09/02/14	EUR	200,000	285,689
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*		325,000	325,000

			610,689

Indonesia — 0.2%
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/21*		480,000	474,000

Ireland — 1.0%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		355,000	330,781
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR	217,000	246,971
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		345,000	317,400
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		355,000	311,512
VEB - Leasing Via VEB Leasing Investment Ltd Senior Notes 5.13% due 05/27/16		525,000	506,625

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Ireland (continued)
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Notes 7.75% due 02/02/21*		$350,000	$311,500

			2,024,789

Italy — 0.3%
Banco Popolare SC Senior Notes 4.00% due 04/06/13	EUR	150,000	182,403
Telecom Italia SpA Notes 4.75% due 05/25/18	EUR	400,000	440,341

			622,744

Kazakhstan — 0.1%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		250,000	258,750

Luxembourg — 0.6%
Evraz Group SA Senior Notes 6.75% due 04/27/18*		350,000	305,771
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/18		330,000	376,200
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*		240,000	242,400
Severstal OAO Via Steel Capital SA Senior Notes 6.70% due 10/25/17*		280,000	261,794

			1,186,165

Mexico — 0.5%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		275,000	273,625
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*		270,000	267,300
Empresas ICA SAB de CV Company Guar. Notes 8.90% due 02/04/21*		310,000	279,000
Grupo Elektra SA de CV Company Guar. Notes 7.25% due 08/04/18		300,000	284,700

			1,104,625

Netherlands — 0.8%
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15		355,000	333,700
Lukoil International Finance BV Company Guar. Notes 7.25% due 11/05/19		370,000	394,975
Marfrig Holding Europe BV Company Guar. Notes 8.38% due 05/09/18*		300,000	216,000
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	740,111

			1,684,786

Security Description	Principal Amount(4)		Value (Note 2)

New Zealand — 0.8%
ANZ National (International), Ltd. Government Guar. Notes 3.25% due 04/02/12*		$700,000	$705,448
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	854,339

			1,559,787

Portugal — 0.2%
BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR	350,000	452,578

Russia — 0.2%
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		360,000	334,814

South Africa — 0.1%
Transnet SOC, Ltd. Senior Notes 4.50% due 02/10/16*		300,000	304,094

Spain — 0.3%
BBVA Senior Finance SAU Bank Guar. Notes 2.75% due 09/10/12	EUR	300,000	394,843
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	265,033

			659,876

SupraNational — 0.3%
European Investment Bank Senior Notes 3.50% due 04/15/16	EUR	400,000	554,950

Sweden — 0.1%
Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/16	EUR	150,000	198,399

Thailand — 0.1%
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	289,065

Turkey — 0.1%
Finansbank AS Senior Notes 5.50% due 05/11/16*		350,000	306,250

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17		110,000	120,450

United Kingdom — 0.7%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*		750,000	594,300
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*		300,000	302,418
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21		200,000	161,000

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*		$365,000	$293,825

			1,351,543

United States — 0.9%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16		500,000	392,573
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16		112,000	112,300
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20		290,000	302,325
International Business Machines Corp. Senior Notes 1.95% due 07/22/16		380,000	386,695
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20		250,000	227,367
Walt Disney Co. Senior Notes 2.75% due 08/16/21		400,000	394,285

			1,815,545

Venezuela — 0.4%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27		300,000	144,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17		830,000	620,425

			765,175

Total Corporate Bonds & Notes
(cost $25,886,352)			24,225,776

GOVERNMENT AGENCIES — 66.0%
Argentina — 1.2%
Republic of Argentina Notes 2.50% due 12/31/38(1)		1,372,134	467,211
Republic of Argentina Bonds 7.00% due 04/17/17		800,000	628,000
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,322,547	958,847
Republic of Argentina Senior Notes 8.75% due 06/02/17		400,000	354,000

			2,408,058

Australia — 0.5%
New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD	900,000	993,191

Austria — 0.2%
Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	404,037

Security Description	Principal Amount(4)		Value (Note 2)

Belgium — 0.9%
Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR	1,345,000	$1,759,564
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR	100,000	112,406

			1,871,970

Bermuda — 0.1%
Government of Bermuda Senior Notes 5.60% due 07/20/20*		155,000	171,275

Brazil — 4.0%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		1,440,000	1,594,800
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		536,000	607,020
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19		950,000	1,107,700
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		300,000	401,250
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18		1,018,334	1,186,358
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		794,000	1,171,150
Federal Republic of Brazil Senior Notes 10.25% due 01/10/28	BRL	1,800,000	1,134,736
Federal Republic of Brazil Notes 11.00% due 08/17/40		680,000	892,500

			8,095,514

Byelorussian SSR — 0.4%
Republic of Belarus Bonds 8.75% due 08/03/15		470,000	401,850
Republic of Belarus Senior Notes 8.95% due 01/26/18		480,000	408,000

			809,850

Canada — 1.1%
Government of Canada Bonds 2.00% due 03/01/14	CAD	690,000	691,042
Government of Canada Bonds 3.25% due 06/01/21	CAD	590,000	633,992
Government of Canada Bonds 5.00% due 06/01/37	CAD	670,000	931,411

			2,256,445

Chile — 0.3%
Republic of Chile Bonds 5.50% due 08/05/20	CLP	343,000,000	691,787

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Colombia — 0.9%
Republic of Colombia Bonds 4.38% due 07/12/21		$420,000	$441,000
Republic of Colombia Senior Notes 7.38% due 03/18/19		580,000	726,450
Republic of Colombia Senior Notes 7.38% due 09/18/37		270,000	366,525
Republic of Colombia Senior Notes 8.13% due 05/21/24		260,000	352,560

			1,886,535

Croatia — 1.0%
Republic of Croatia Senior Notes 6.38% due 03/24/21		810,000	708,750
Republic of Croatia Senior Notes 6.63% due 07/14/20		850,000	752,250
Republic of Croatia Senior Notes 6.75% due 11/05/19		600,000	542,250

			2,003,250

Denmark — 0.4%
Kingdom of Denmark Bonds 3.00% due 11/15/21	DKK	4,100,000	801,935

Dominican Republic — 1.1%
Dominican Republic Senior Notes 7.50% due 05/06/21*		1,019,000	1,019,000
Dominican Republic Senior Notes 7.50% due 05/06/21		1,200,000	1,200,000

			2,219,000

El Salvador — 0.1%
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		200,000	216,000

Finland — 1.0%
Government of Finland Senior Notes 3.13% due 09/15/14	EUR	600,000	855,818
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	560,000	786,152
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	320,000	481,002

			2,122,972

France — 2.7%
Government of France Bonds 2.50% due 07/25/16	EUR	1,260,000	1,712,870
Government of France Bonds 3.25% due 04/25/16	EUR	450,000	632,836
Government of France Bonds 3.25% due 10/25/21	EUR	1,100,000	1,465,905

Security Description	Principal Amount(4)		Value (Note 2)

France (continued)
Government of France Bonds 4.00% due 04/25/18	EUR	$350,000	$503,963
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	465,159
Government of France Bonds 4.50% due 04/25/41	EUR	440,000	641,607
Government of France Bonds 5.50% due 04/25/29	EUR	347	557

			5,422,897

Gabon — 0.3%
Republic of Gabon Bonds 8.20% due 12/12/17		432,000	495,180

Germany — 4.5%
Federal Republic of Germany Bonds 0.75% due 09/13/13	EUR	1,450,000	1,964,653
Federal Republic of Germany Bonds 1.25% due 10/14/16	EUR	800,000	1,079,904
Federal Republic of Germany Bonds 2.25% due 09/04/20	EUR	350,000	476,451
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	150,000	219,370
Federal Republic of Germany Bonds 3.25% due 07/04/42	EUR	300,000	430,791
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	900,000	1,346,830
Federal Republic of Germany Bonds 4.00% due 10/11/13	EUR	200,000	287,159
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	205,000	324,077
Federal Republic of Germany Bonds 4.25% due 07/04/17	EUR	600,000	931,168
Federal Republic of Germany Bonds 4.25% due 07/04/18	EUR	290,000	453,182
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	166,767
Federal Republic of Germany Bonds 4.75% due 07/04/28	EUR	900,000	1,474,173

			9,154,525

Hungary — 1.9%
Republic of Hungary Sec. Notes 4.75% due 02/03/15		1,230,000	1,137,750
Republic of Hungary Senior Notes 6.25% due 01/29/20		540,000	492,750

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Hungary (continued)
Republic of Hungary Senior Notes 6.38% due 03/29/21		$670,000	$619,750
Republic of Hungary Bonds 6.75% due 02/24/17	HUF	82,000,000	331,948
Republic of Hungary Senior Notes 7.63% due 03/29/41		1,328,000	1,228,400

			3,810,598

Indonesia — 1.5%
Republic of Indonesia Senior Notes 4.88% due 05/05/21		290,000	301,962
Republic of Indonesia Senior Notes 5.88% due 03/13/20		550,000	610,500
Republic of Indonesia Senior Bonds 6.88% due 01/17/18		530,000	618,775
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	954,750
Republic of Indonesia Senior Notes 11.63% due 03/04/19		390,000	570,375

			3,056,362

Ivory Coast — 0.1%
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(2)		560,000	285,600

Japan — 20.0%
Government of Japan Senior Notes 0.10% due 09/15/13	JPY	77,000,000	992,139
Government of Japan Senior Bonds 0.20% due 06/15/12	JPY	28,000,000	361,181
Government of Japan Senior Notes 0.30% due 09/20/16	JPY	20,000,000	256,623
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	232,400,000	3,009,535
Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	1,035,211
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	284,000,000	3,692,729
Government of Japan Senior Bonds 0.80% due 03/20/13	JPY	360,000,000	4,681,912
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	185,000,000	2,398,266
Government of Japan Senior Notes 1.10% due 06/20/20	JPY	43,000,000	562,809
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	255,000,000	3,411,454

Security Description	Principal Amount(4)		Value (Note 2)

Japan (continued)
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	120,000,000	$1,582,267
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	453,768
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	42,850,000	576,182
Government of Japan Senior Notes 1.50% due 09/20/14	JPY	50,000,000	667,766
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,588,730
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	266,000,000	3,647,156
Government of Japan Senior Bonds 1.70% due 09/20/17	JPY	61,000,000	839,398
Government of Japan Bonds 1.70% due 03/20/18	JPY	30,000,000	413,494
Government of Japan Senior Notes 1.90% due 09/20/23	JPY	46,000,000	631,736
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,859,093
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	266,000,000	3,451,580
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,207,585
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	85,000,000	1,157,905
Government of Japan Senior Notes 2.20% due 03/20/51	JPY	33,000,000	427,664

			40,906,183

Lithuania — 1.0%
Republic of Lithuania Senior Notes 6.13% due 03/09/21		640,000	622,400
Republic of Lithuania Senior Notes 6.75% due 01/15/15		690,000	714,150
Republic of Lithuania Senior Notes 7.38% due 02/11/20		660,000	699,600

			2,036,150

Malaysia — 0.2%
Federation of Malaysia Senior Notes 4.26% due 09/15/16	MYR	1,440,000	471,085

Mexico — 2.0%
United Mexican States Senior Notes 5.13% due 01/15/20		634,000	709,446

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Mexico (continued)
United Mexican States Senior Notes 6.05% due 01/11/40		$350,000	$414,750
United Mexican States Senior Notes 6.75% due 09/27/34		600,000	765,000
United Mexican States Bonds 7.25% due 12/15/16	MXN	70,000	558,140
United Mexican States Senior Notes 7.50% due 04/08/33		440,000	607,200
United Mexican States Bonds 8.00% due 12/17/15	MXN	84,500	685,281
United Mexican States Bonds 8.00% due 06/11/20	MXN	37,000	304,980

			4,044,797

Netherlands — 0.8%
Government of Netherlands Bonds 3.25% due 07/15/21	EUR	600,000	844,596
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	510,000	762,868

			1,607,464

Norway — 0.3%
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	3,600,000	687,875

Panama — 0.7%
Republic of Panama Bonds 5.20% due 01/30/20		770,000	868,175
Republic of Panama Bonds 6.70% due 01/26/36		500,000	647,500

			1,515,675

Peru — 0.6%
Republic of Peru Senior Bonds 5.63% due 11/18/50		250,000	263,500
Republic of Peru Senior Bonds 6.55% due 03/14/37		176,000	214,720
Republic of Peru Senior Bonds 7.35% due 07/21/25		291,000	376,845
Republic of Peru Senior Bonds 8.75% due 11/21/33		280,000	412,300

			1,267,365

Philippines — 1.3%
Republic of the Philippines Bonds 4.00% due 01/15/21		760,000	775,200
Republic of the Philippines Senior Bonds 6.25% due 01/14/36	PHP	19,000,000	426,324

Security Description	Principal Amount(4)		Value (Note 2)

Philippines (continued)
Republic of the Philippines Senior Bonds 6.50% due 01/20/20		$315,000	$374,850
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		290,000	386,425
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	375,975
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		230,000	361,962

			2,700,736

Poland — 1.7%
Republic of Poland Senior Notes 5.00% due 03/23/22		370,000	358,900
Republic of Poland Bonds 5.13% due 04/21/21		510,000	504,900
Republic of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	541,089
Republic of Poland Bonds 5.75% due 04/25/14	PLN	1,800,000	545,295
Republic of Poland Bonds 6.25% due 10/24/15	PLN	2,250,000	695,731
Republic of Poland Bonds 6.38% due 07/15/19		710,000	768,575

			3,414,490

Qatar — 0.5%
Government of Qatar Senior Notes 4.50% due 01/20/22*		1,100,000	1,090,375

Russia — 3.0%
Russian Federation Bonds 5.00% due 04/29/20		800,000	826,800
Russian Federation Senior Notes 7.50% due 03/31/30(1)		1,874,575	2,197,939
Russian Federation Bonds 7.85% due 03/10/18	RUB	30,000,000	1,009,729
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	502,012
Russian Federation Notes 12.75% due 06/24/28		970,000	1,668,400

			6,204,880

Serbia — 0.4%
Republic of Serbia Senior Notes 7.25% due 09/28/21*		760,000	746,700

Singapore — 0.2%
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	370,000	312,383

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
South Africa — 0.9%
Republic of South Africa Bonds 5.88% due 05/30/22		$671,000	$756,552
Republic of South Africa Bonds 6.25% due 03/08/41		235,000	264,375
Republic of South Africa Senior Bonds 6.88% due 05/27/19		660,000	778,800

			1,799,727

Spain — 1.4%
Kingdom of Spain Bonds 3.30% due 10/31/14	EUR	340,000	427,217
Kingdom of Spain Bonds 3.40% due 04/30/14	EUR	350,000	443,488
Kingdom of Spain Bonds 3.63% due 06/17/13		250,000	242,830
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	431,224
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	306,706
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	800,000	1,005,410

			2,856,875

Sri Lanka — 1.3%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		700,000	696,500
Republic of Sri Lanka Bonds 6.25% due 07/27/21*		904,000	890,378
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		508,000	536,575
Republic of Sri Lanka Senior Notes 8.25% due 10/24/12		500,000	512,500

			2,635,953

SupraNational — 1.0%
European Union Notes 2.38% due 10/04/18	EUR	320,000	413,299
European Union Government Guar. Bonds 2.50% due 12/04/15	EUR	400,000	542,077
European Union Notes 2.75% due 06/03/16	EUR	400,000	544,109
European Union Senior Notes 3.25% due 04/04/18	EUR	355,000	487,288

			1,986,773

Sweden — 0.3%
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	3,100,000	515,823

Security Description	Principal Amount(4)		Value (Note 2)

Turkey — 1.7%
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	600,000	$290,868
Republic of Turkey Senior Notes 6.75% due 04/03/18		480,000	526,176
Republic of Turkey Senior Notes 6.88% due 03/17/36		335,000	357,612
Republic of Turkey Senior Bonds 7.00% due 09/26/16		530,000	583,000
Republic of Turkey Senior Notes 7.00% due 06/05/20		230,000	255,300
Republic of Turkey Senior Notes 7.50% due 11/07/19		310,000	352,625
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	464,400
Republic of Turkey Bonds 11.88% due 01/15/30		440,000	728,200

			3,558,181

Ukraine — 1.4%
Financing of Infrastrucural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		810,000	652,050
Government of Ukraine Senior Notes 6.25% due 06/17/16		330,000	287,100
Government of Ukraine Notes 7.65% due 06/11/13		700,000	672,000
Government of Ukraine Bonds 7.75% due 09/23/20		1,100,000	948,750
Government of Ukraine Bonds 7.95% due 02/23/21		440,000	385,000

			2,944,900

Uruguay — 0.3%
Republic of Uruguay Bonds 8.00% due 11/18/22		510,000	678,300

Venezuela — 0.8%
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		475,000	437,000
Republic of Venezuela Bonds 9.00% due 05/07/23		470,000	318,425
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		550,000	363,000
Republic of Venezuela Senior Notes 11.95% due 08/05/31		480,000	381,600

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Venezuela (continued)
Republic of Venezuela Bonds 12.75% due 08/23/22		$170,000	$148,750

			1,648,775

Total Government Agencies
(cost $130,894,057)			134,808,446

GOVERNMENT TREASURIES — 19.8%
Italy — 1.8%
Republic of Italy Bonds 2.00% due 06/01/13	EUR	350,000	438,014
Republic of Italy Bonds 4.25% due 09/01/19	EUR	700,000	765,922
Republic of Italy Bonds 4.50% due 02/01/18	EUR	230,000	263,837
Republic of Italy Senior Bonds 5.00% due 03/01/25	EUR	275,000	294,461
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,219,456
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	745,962

			3,727,652

United Kingdom — 3.7%
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	900,000	1,595,713
United Kingdom Gilt Treasury Bonds 4.00% due 09/07/16	GBP	370,000	657,815
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	1,175,000	2,239,249
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/40	GBP	450,000	861,679
United Kingdom Gilt Treasury Bonds 4.50% due 03/07/13	GBP	400,000	659,490
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/34	GBP	290,000	568,772
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	330,000	625,634
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/18	GBP	200,000	378,237

			7,586,589

United States — 14.3%
United States Treasury Bonds
3.88% due 08/15/40		300,000	348,094
4.38% due 11/15/39		165,000	207,642
4.38% due 05/15/41		300,000	378,563
4.75% due 02/15/41		810,000	1,081,856
5.38% due 02/15/31		700,000	972,343
5.50% due 08/15/28		1,250,000	1,725,000
6.00% due 02/15/26		600,000	848,063

Security Description	Principal Amount(4)	Value (Note 2)

United States (continued)
United States Treasury Notes
0.50% due 05/31/13	$3,300,000	$3,314,051
0.63% due 01/31/13	800,000	804,125
0.75% due 06/15/14	2,700,000	2,727,842
1.13% due 12/15/12	400,000	403,984
1.25% due 09/30/15	2,020,000	2,068,290
1.38% due 11/30/15	1,800,000	1,850,485
1.75% due 04/15/13	1,000,000	1,021,250
1.88% due 08/31/17	2,700,000	2,805,257
2.13% due 12/31/15	700,000	741,125
2.38% due 08/31/14	1,650,000	1,739,847
2.38% due 09/30/14	700,000	739,157
2.38% due 03/31/16	388,000	414,796
2.38% due 06/30/18	750,000	794,942
2.75% due 12/31/17	300,000	326,297
3.00% due 08/31/16	208,000	228,589
3.13% due 05/15/21	2,600,000	2,853,703
4.50% due 11/15/15	700,000	805,218

		29,200,519

Total Government Treasuries
(cost $39,860,795)		40,514,760

Total Long-Term Investment Securities
(cost $196,641,204)		199,548,982

SHORT-TERM INVESTMENT SECURITIES — 3.1%
Time Deposits — 3.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11 (cost $6,303,000)	6,303,000	6,303,000

TOTAL INVESTMENTS
(cost $202,944,204)(3)	100.7%	205,851,982
Liabilities in excess of other assets	(0.7)	(1,504,459)

NET ASSETS —	100.0%	$204,347,523

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $18,507,042 representing 9.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond in default.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States Dollars unless otherwise indicated.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Citibank N.A.	CAD	600,000	USD	579,980	12/22/2011	$–	$(7,980)

Royal Bank of Scotland PLC	AUD	950,000	USD	934,235	12/22/2011	–	(40,474)

State Street Bank London	EUR	1,040,000	USD	1,409,086	12/22/2011	11,359	–
	USD	986,651	AUD	950,000	12/22/2011	–	(11,942)
	USD	1,389,687	EUR	1,040,000	12/22/2011	8,040	–

						19,399	(11,942)

UBS AG London	CAD	610,000	USD	597,190	12/22/2011	–	(569)
	JPY	48,000,000	USD	624,949	12/22/2011	5,736	–
	USD	600,335	CAD	610,000	12/22/2011	–	(2,576)
						–	–

						5,736	(3,145)

						$25,135	$(63,541)

Currency Legend

AUD—Australian Dollar

BRL—Brazillian Real

CHF—Switzerland Franc

CLP—Chilean Peso

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

HUF—Hungary Forint

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysia Ringgit

NOK—Norwegian Krone

PHP—Phillipine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$24,225,776	$—	$24,225,776
Government Agencies	—	134,808,446	—	134,808,446
Government Treasuries	—	40,514,760	—	40,514,760
Short-Term Investment Securities:
Time Deposits	—	6,303,000	—	6,303,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	25,135	—	25,135

Total	$—	$205,877,117	$—	$205,877,117

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$63,541	$—	$63,541

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth Fund**

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	11.1%
Banks — Commercial	7.5
Medical — Drugs	5.1
Oil Companies — Integrated	4.5
Food — Misc.	4.4
Cellular Telecom	3.0
Diversified Banking Institutions	3.0
Auto — Cars/Light Trucks	2.6
Time Deposits	2.6
Food — Retail	2.4
Tobacco	2.2
Diversified Operations	2.2
Industrial Gases	1.9
Chemicals — Diversified	1.8
Diversified Minerals	1.8
Electronic Components — Semiconductors	1.8
Brewery	1.7
Oil — Field Services	1.7
Enterprise Software/Service	1.6
Agricultural Chemicals	1.4
Transport — Rail	1.3
Beverages — Wine/Spirits	1.3
Food — Catering	1.2
Metal — Iron	1.2
Retail — Apparel/Shoe	1.2
Semiconductor Components — Integrated Circuits	1.1
Oil Companies — Exploration & Production	1.1
Electronic Components — Misc.	1.1
Industrial Automated/Robotic	1.1
Cosmetics & Toiletries	1.1
Engineering/R&D Services	1.1
Web Portals/ISP	1.1
Office Automation & Equipment	1.0
Auto/Truck Parts & Equipment — Original	1.0
Insurance — Property/Casualty	1.0
Machinery — Construction & Mining	0.9
Soap & Cleaning Preparation	0.9
Power Converter/Supply Equipment	0.9
Aerospace/Defense — Equipment	0.9
Dialysis Centers	0.8
Human Resources	0.8
Gas — Distribution	0.8
Distribution/Wholesale	0.8
Cable/Satellite TV	0.7
Insurance — Reinsurance	0.7
Insurance — Multi-line	0.7
Computer Services	0.7
Wireless Equipment	0.7
Apparel Manufacturers	0.7
Retail — Convenience Store	0.7
Athletic Footwear	0.7
Diversified Manufacturing Operations	0.6
Advertising Agencies	0.6
Electric Products — Misc.	0.6
Rubber — Tires	0.6
Medical Products	0.6
Retail — Jewelry	0.6
Retail — Building Products	0.5
Finance — Leasing Companies	0.5
Import/Export	0.5
Oil & Gas Drilling	0.5
E-Commerce/Services	0.5
Retail — Consumer Electronics	0.5
Medical — Generic Drugs	0.5
Finance — Other Services	0.5
Retail — Home Furnishings	0.4
Publishing — Books	0.4
Retail — Misc./Diversified	0.4
Machinery — Pumps	0.4

Commercial Services	0.4%
Transactional Software	0.4
Metal — Copper	0.4
Diversified Operations/Commercial Services	0.3
Telephone — Integrated	0.3
Beverages — Non-alcoholic	0.3
Satellite Telecom	0.3
Machinery — General Industrial	0.3
Optical Supplies	0.3
Electronics — Military	0.3
Advertising Services	0.3
Cruise Lines	0.3
Electronic Measurement Instruments	0.3
Entertainment Software	0.3
Commercial Services — Finance	0.2
Precious Metals	0.2
Semiconductor Equipment	0.2
Broadcast Services/Program	0.2
Telecom Services	0.2
Chemicals — Specialty	0.2
Multimedia	0.2
Medical — Biomedical/Gene	0.2
Filtration/Separation Products	0.2
Casino Hotels	0.2
Hotels/Motels	0.2
Real Estate Investment Trusts	0.2
Electric — Integrated	0.2
Real Estate Operations & Development	0.1
Computer Aided Design	0.1
E-Commerce/Products	0.1
Investment Companies	0.1
Publishing — Periodicals	0.1
Electric — Transmission	0.1
Steel — Producers	0.1

110.6%

*	Calculated as a percentage of net assets
**	Note 1

VALIC Company I International Growth Fund**

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Country Allocation*

United Kingdom	20.6%
United States	14.0
Japan	12.7
France	8.7
Germany	8.4
Switzerland	8.3
Australia	4.1
Netherlands	3.5
Canada	3.3
South Korea	2.3
Jersey	2.3
Sweden	2.2
Taiwan	1.8
Hong Kong	1.7
Spain	1.7
Singapore	1.4
Italy	1.4
Brazil	1.3
Belgium	1.2
Bermuda	1.1
Denmark	1.1
Mexico	0.9
Cayman Islands	0.9
India	0.8
Russia	0.7
Portugal	0.6
China	0.6
Luxembourg	0.5
Israel	0.5
Turkey	0.4
Indonesia	0.4
Finland	0.3
Thailand	0.3
South Africa	0.2
Poland	0.2
Czech Republic	0.2

110.6%

*	Calculated as a percentage of net assets
**	See Note 1

VALIC Company I International Growth Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Australia — 4.1%
BHP Billiton, Ltd.(1)	169,198	$6,318,039
Brambles, Ltd.(1)	228,441	1,706,545
Commonwealth Bank of Australia#(1)	45,938	2,304,060
CSL, Ltd.(1)	33,099	1,085,890
Iluka Resources, Ltd.(1)	36,170	580,152
QBE Insurance Group, Ltd.#(1)	174,862	2,507,048
Wesfarmers, Ltd.#(1)	58,790	1,889,618
Westpac Banking Corp.#(1)	95,640	2,089,153
WorleyParsons, Ltd.(1)	69,958	1,913,956

		20,394,461

Austria — 0.0%
Erste Group Bank AG(1)	4,269	74,263

Belgium — 1.2%
Anheuser - Busch InBev NV(1)	78,826	4,715,522
Umicore SA(1)	27,120	1,167,995

		5,883,517

Bermuda — 1.1%
Li & Fung, Ltd.#(1)	1,118,800	2,288,025
Seadrill, Ltd.#(1)	75,400	2,634,723
VimpelCom, Ltd. ADR	41,911	499,579

		5,422,327

Brazil — 0.6%
Banco do Brasil SA#	112,700	1,508,192
BM&FBovespa SA	126,000	688,407
Tim Participacoes SA ADR	28,780	685,252

		2,881,851

Canada — 3.3%
Agrium, Inc.	15,259	1,071,025
Bank of Nova Scotia	27,810	1,405,565
Canadian National Railway Co. (TSX)	46,972	3,632,219
Canadian National Railway Co. (NYSE)	39,800	3,086,888
Canadian Natural Resources, Ltd.	29,264	1,099,175
Cenovus Energy, Inc.	37,027	1,238,287
Fairfax Financial Holdings, Ltd.	2,906	1,188,099
Potash Corp. of Saskatchewan, Inc.	35,200	1,534,381
Suncor Energy, Inc.#	69,408	2,090,508

		16,346,147

Cayman Islands — 0.9%
Baidu, Inc. ADR†#	23,980	3,141,140
Sands China, Ltd.†(1)	351,200	1,065,126

		4,206,266

China — 0.6%
Industrial & Commercial Bank of China#(1)	4,846,615	2,874,306

Czech Republic — 0.2%
Komercni Banka AS(1)	5,022	829,961

Denmark — 1.1%
Christian Hansen Holding A/S(1)	39,751	841,814
Novo Nordisk A/S, Class B(1)	38,362	4,363,043

		5,204,857

Finland — 0.3%
Kone Oyj, Class B(1)	28,390	1,600,310

France — 8.7%
Air Liquide SA(1)	35,112	4,456,575
BNP Paribas SA(1)	25,281	1,014,495
Cap Gemini SA(1)	37,399	1,416,334
Cie Generale d’Optique Essilor International SA(1)	22,210	1,587,903
Cie Generale des Etablissements Michelin, Class B(1)	12,092	771,636

Security Description	Shares	Value (Note 2)

France (continued)
Danone(1)	98,359	$6,505,955
Dassault Systemes SA(1)	8,710	713,601
Eutelsat Communications SA#(1)	42,769	1,662,256
L’Oreal SA(1)	8,078	874,032
Legrand SA(1)	43,416	1,405,933
LVMH Moet Hennessy Louis Vuitton SA(1)	34,363	5,402,205
Pernod - Ricard SA(1)	37,647	3,545,903
Publicis Groupe SA#(1)	14,792	706,398
Safran SA(1)	52,900	1,567,879
Sanofi(1)	30,640	2,144,732
Schneider Electric SA(1)	74,896	4,248,645
Technip SA(1)	25,910	2,476,330
Total SA(1)	17,366	897,085
Zodiac SA(1)	21,220	1,740,348

		43,138,245

Germany — 8.1%
Adidas AG(1)	45,907	3,236,738
BASF SE(1)	19,080	1,386,817
Bayer AG(1)	48,152	3,163,429
Bayerische Motoren Werke AG(1)	26,695	2,009,594
Beiersdorf AG(1)	40,719	2,328,053
Deutsche Boerse AG†(1)	23,661	1,444,733
Fresenius Medical Care AG & Co. KGaA(1)	56,999	3,895,221
Kabel Deutschland Holding AG†(1)	49,738	2,759,206
Linde AG(1)	32,275	4,956,180
Merck KGaA(1)	16,102	1,599,289
Muenchener Rueckversicherungs AG(1)	20,400	2,579,714
SAP AG(1)	130,070	7,760,356
Siemens AG(1)	20,780	2,097,294
ThyssenKrupp AG(1)	20,040	517,023

		39,733,647

Hong Kong — 1.7%
China Mobile, Ltd.(1)	139,500	1,377,058
China Unicom Hong Kong, Ltd.#(1)	572,000	1,231,978
China Unicom Hong Kong, Ltd. ADR#	124,581	2,687,212
CNOOC, Ltd.(1)	358,000	689,511
Hutchison Whampoa, Ltd.(1)	180,000	1,585,903
Link REIT(1)	272,500	982,982

		8,554,644

India — 0.8%
HDFC Bank, Ltd. ADR#	24,100	666,606
ICICI Bank, Ltd. ADR#	54,250	1,579,217
Infosys, Ltd. ADR#	37,200	1,920,264

		4,166,087

Indonesia — 0.4%
Bank Mandiri Tbk PT(1)	2,668,995	1,954,581

Ireland — 0.0%
Anglo Irish Bank Corp., Ltd.†(2)	58,907	0

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	57,006	2,258,008

Italy — 1.4%
Pirelli & C. SpA#(1)	206,750	1,946,253
Prada SpA†(1)	118,610	585,215
Saipem SpA(1)	95,799	4,284,744

		6,816,212

Japan — 12.7%
Canon, Inc.(1)	107,800	4,878,454
Daihatsu Motor Co., Ltd.(1)	161,000	2,829,733
Denso Corp.#(1)	113,000	3,229,738

VALIC Company I International Growth Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Dentsu, Inc.(1)	26,600	$773,574
FANUC Corp.(1)	33,000	5,417,525
Fast Retailing Co., Ltd.#(1)	7,700	1,247,059
Honda Motor Co., Ltd.(1)	45,600	1,441,557
Hoya Corp.#(1)	66,700	1,423,518
Inpex Corp.(1)	370	2,486,584
Japan Tobacco, Inc.(1)	590	2,812,817
JGC Corp.(1)	55,000	1,381,620
Keyence Corp.#(1)	5,200	1,330,114
Komatsu, Ltd.#(1)	104,300	2,655,559
Konami Corp.(1)	44,100	1,327,056
Lawson, Inc.#(1)	54,600	3,237,367
Mitsubishi Corp.(1)	127,800	2,640,094
Mitsubishi UFJ Financial Group, Inc.#(1)	350,300	1,521,863
Murata Manufacturing Co., Ltd.#(1)	35,000	2,072,862
Nidec Corp.#(1)	16,400	1,481,143
Nitori Holdings Co., Ltd.#(1)	21,200	1,982,763
ORIX Corp.#(1)	31,410	2,644,410
Rakuten, Inc.#(1)	2,425	2,594,972
Shin-Etsu Chemical Co., Ltd.#(1)	53,000	2,660,881
Softbank Corp.(1)	44,000	1,482,482
Sumitomo Realty & Development Co., Ltd.#(1)	36,000	714,244
Toyota Motor Corp.(1)	50,275	1,653,006
Unicharm Corp.#(1)	45,400	2,150,532
Yamada Denki Co., Ltd.#(1)	33,770	2,441,259

		62,512,786

Jersey — 2.3%
Experian PLC(1)	88,057	1,171,410
Informa PLC(1)	191,051	1,087,430
Petrofac, Ltd.(1)	54,806	1,252,855
Shire PLC(1)	97,749	3,280,902
Wolseley PLC(1)	43,480	1,303,937
WPP PLC(1)	304,759	3,194,760

		11,291,294

Luxembourg — 0.5%
Millicom International Cellular SA SDR(1)	24,895	2,694,264

Mexico — 0.9%
America Movil SAB de CV, Series L ADR	72,589	1,729,070
Fomento Economico Mexicano SAB de CV ADR#	24,414	1,665,279
Grupo Televisa SA ADR#	54,972	1,141,219

		4,535,568

Netherlands — 3.5%
Akzo Nobel NV(1)	39,873	2,024,731
ASML Holding NV(1)	29,270	1,142,105
European Aeronautic Defence and Space Co., NV#(1)	73,470	2,203,392
Heineken NV#(1)	76,390	3,587,641
ING Groep NV CVA†(1)	294,154	2,293,921
Koninklijke Ahold NV(1)	103,651	1,319,644
Koninklijke KPN NV(1)	16,106	197,299
Randstad Holding NV(1)	47,655	1,488,760
Unilever NV(1)	52,409	1,784,855
Wolters Kluwer NV(1)	37,123	646,504
X5 Retail Group NV GDR†(1)	22,886	605,491

		17,294,343

Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA(1)	111,827	1,123,692

Portugal — 0.6%
Jeronimo Martins SGPS SA(1)	161,350	2,945,472

Russia — 0.7%
Gazprom OAO ADR(1)	114,755	1,329,529

Security Description	Shares	Value (Note 2)

Russia (continued)
Sberbank of Russia(1)	652,210	$1,884,532

		3,214,061

Singapore — 1.4%
DBS Group Holdings, Ltd.(1)	119,000	1,184,794
Keppel Corp., Ltd.(1)	498,500	3,710,361
Singapore Telecommunications, Ltd.#(1)	246,950	599,677
United Overseas Bank, Ltd.(1)	114,000	1,386,725

		6,881,557

South Africa — 0.2%
MTN Group, Ltd.(1)	67,055	1,206,450

South Korea — 2.3%
Hyundai Mobis(1)	5,733	1,586,796
Hyundai Motor Co.(1)	13,483	2,613,626
NHN Corp†(1)	9,203	2,038,207
Samsung Electronics Co., Ltd.(1)	2,860	2,596,504
Samsung Electronics Co., Ltd. GDR (LSE)(1)	5,153	2,356,597
Samsung Electronics Co., Ltd. GDR (OTC US)†*	349	159,249

		11,350,979

Spain — 1.7%
Amadeus IT Holding SA(1)	108,886	1,841,308
Banco Bilbao Vizcaya Argentaria SA(1)	200,734	1,703,798
Banco Santander SA(1)	176,292	1,322,668
Grifols SA†(1)	82,080	1,326,508
Inditex SA(1)	20,060	1,703,562
Red Electrica Corp. SA(1)	13,559	596,311

		8,494,155

Sweden — 2.2%
Alfa Laval AB(1)	55,400	1,068,612
Atlas Copco AB, Class A(1)	88,550	1,903,127
Hennes & Mauritz AB, Class B(1)	30,470	967,381
Kinnevik Investment AB, Class B(1)	33,072	671,506
Svenska Cellulosa AB, Class B(1)	12,011	178,688
Swedbank AB, Class A(1)	176,036	2,356,658
Telefonaktiebolaget LM Ericsson, Class B(1)	268,430	2,856,710
Volvo AB, Class B(1)	81,681	940,300

		10,942,982

Switzerland — 8.3%
ABB, Ltd.†(1)	103,591	1,963,139
Adecco SA†(1)	17,037	740,148
Cie Financiere Richemont SA, Class A(1)	16,837	910,393
Givaudan SA†(1)	1,170	1,090,831
Julius Baer Group, Ltd.†(1)	100,569	3,597,395
Nestle SA(1)	185,730	10,414,255
Novartis AG(1)	92,460	4,989,404
Roche Holding AG(1)	25,164	4,002,499
SGS SA(1)	640	1,080,517
Sonova Holding AG†(1)	8,011	836,895
Swatch Group AG, Class B(1)	4,470	1,742,251
Swiss Re AG†(1)	16,188	852,799
Syngenta AG†(1)	15,436	4,552,842
UBS AG†(1)	241,430	2,967,747
Zurich Financial Services AG†(1)	5,130	1,128,154

		40,869,269

Taiwan — 1.8%
Hon Hai Precision Industry Co., Ltd.(1)	745,100	2,022,588
HTC Corp.(1)	29,100	478,562
MediaTek, Inc.(1)	96,000	912,528
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	710,269	1,788,646

VALIC Company I International Growth Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	297,810	$3,847,705

		9,050,029

Thailand — 0.3%
Kasikornbank PCL NVDR(1)	393,900	1,515,516

Turkey — 0.4%
Akbank TAS(1)	261,997	927,911
Turkiye Garanti Bankasi AS(1)	351,578	1,206,480

		2,134,391

United Kingdom — 20.6%
Admiral Group PLC(1)	68,575	994,927
Aggreko PLC(1)	26,454	788,402
Antofagasta PLC(1)	90,258	1,690,425
ARM Holdings PLC(1)	255,500	2,398,493
Barclays PLC(1)	201,260	579,105
BG Group PLC(1)	361,788	7,764,056
British American Tobacco PLC(1)	121,407	5,634,769
British Sky Broadcasting Group PLC(1)	56,620	683,052
Burberry Group PLC(1)	136,910	2,744,501
Capita Group PLC#(1)	112,972	1,122,070
Carnival PLC(1)	41,637	1,446,867
Centrica PLC(1)	265,683	1,264,161
Compass Group PLC(1)	661,871	6,129,286
Diageo PLC(1)	148,188	3,167,934
GlaxoSmithKline PLC(1)	156,129	3,459,541
Hays PLC(1)	446,345	516,205
HSBC Holdings PLC (Hong Kong)#(1)	188,940	1,490,106
HSBC Holdings PLC (London)#(1)	479,618	3,740,264
Imperial Tobacco Group PLC(1)	74,164	2,668,515
International Power PLC(1)	179,564	949,143
Kingfisher PLC(1)	661,474	2,665,530
Lloyds Banking Group PLC†(1)	2,185,841	859,831
National Grid PLC(1)	250,260	2,458,874
Next PLC(1)	39,991	1,689,562
Reckitt Benckiser Group PLC(1)	84,192	4,255,772
Reed Elsevier PLC(1)	235,389	1,955,343
Rio Tinto PLC(1)	108,520	5,744,553
Royal Dutch Shell PLC, Class A(1)	69,430	2,433,429
Royal Dutch Shell PLC, Class B(1)	181,915	6,553,271
Smith & Nephew PLC(1)	127,570	1,167,373
Smiths Group PLC(1)	76,633	1,144,716
Standard Chartered PLC(1)	185,634	4,053,142
Tesco PLC(1)	633,617	4,041,107
Unilever PLC(1)	64,590	2,170,087
Vodafone Group PLC(1)	1,281,983	3,477,906
Weir Group PLC(1)	57,700	1,877,778
Whitbread PLC(1)	40,040	1,035,009
WM Morrison Supermarkets PLC(1)	566,240	2,868,414
Xstrata PLC(1)	122,260	1,969,198

		101,652,717

United States — 0.3%
MercadoLibre, Inc.#	7,760	680,474
Synthes, Inc.*(1)	4,179	691,069

		1,371,543

Total Common Stock
(cost $458,728,335)		473,420,758

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 1.0%
Brazil — 0.7%
Banco Bradesco SA ADR	136,170	$2,246,805
Petroleo Brasileiro SA ADR	42,281	1,059,985

		3,306,790

Germany — 0.3%
Volkswagen AG(1)	8,778	1,507,442

Total Preferred Stock
(cost $4,885,409)		4,814,232

Total Long-Term Investment Securities
(cost $463,613,745)		478,234,990

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Collective Investment Pool — 11.1%
Navigator Securities Lending Prime Portfolio(4)	54,834,050	54,834,050

Commercial Paper — 0.01%
Barclays U.S. Funding LLC(1) 0.12% due 12/01/11	$541,000	541,000

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	12,307,000	12,307,000

Total Short-Term Investment Securities
(cost $67,682,049)		67,682,050

TOTAL INVESTMENTS —
(cost $531,295,794)(3)	110.6%	545,917,040
Liabilities in excess of other assets	(10.6)	(52,157,608)

NET ASSETS —	100.0%	$493,759,432

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $850,318 representing 0.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	See Note 1
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $433,725,180 representing 87.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security is purchased with the cash collateral received from securities loaned (see Note 2).

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC—Over The Counter US

SDR—Swedish Depository Receipt

TSX—Toronto Stock Exchange

VALIC Company I International Growth Fund**

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$—	$43,138,245	#	$—	$43,138,245
Germany	—	39,733,647	#	—	39,733,647
Japan	—	62,512,786	#	—	62,512,786
Switzerland	—	40,869,269	#	—	40,869,269
United Kingdom	—	101,652,717	#	—	101,652,717
Other Countries*	41,203,020	144,311,074	#	0	185,514,094
Preferred Stock	3,306,790	1,507,442	#	—	4,814,232
Short-Term Investment Securities:
Collective Investment Pool	—	54,834,050		—	54,834,050
Commercial Paper	—	541,000		—	541,000
Time Deposits	—	12,307,000		—	12,307,000

Total	$44,509,810	$501,407,230		$0	$545,917,040

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
**	See Note 1
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $433,725,180 representing 87.8% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	7.8%
Oil Companies — Integrated	6.9
Medical — Drugs	5.3
Computers	4.9
Diversified Banking Institutions	4.4
Oil Companies — Exploration & Production	3.1
Web Portals/ISP	2.9
Semiconductor Components — Integrated Circuits	2.8
Commercial Services — Finance	2.7
Oil — Field Services	2.7
Computer Services	2.7
Tobacco	2.6
Cosmetics & Toiletries	2.5
Diversified Manufacturing Operations	2.4
Food — Misc.	2.4
Investment Management/Advisor Services	2.3
Medical Products	2.3
Electronic Security Devices	2.3
Auto/Truck Parts & Equipment — Original	2.2
Chemicals — Diversified	2.1
Medical — HMO	2.1
E-Commerce/Products	2.0
Insurance — Reinsurance	1.8
Repurchase Agreements	1.8
Cable/Satellite TV	1.7
Instruments — Controls	1.7
Pharmacy Services	1.7
Retail — Drug Store	1.7
Enterprise Software/Service	1.5
Beverages — Non-alcoholic	1.5
Publishing — Periodicals	1.4
Computers — Memory Devices	1.3
Aerospace/Defense — Equipment	1.3
Banks — Fiduciary	1.2
Banks — Super Regional	1.0
Retail — Regional Department Stores	1.0
Transport — Rail	0.9
Beverages — Wine/Spirits	0.9
Cellular Telecom	0.9
Retail — Building Products	0.9
Medical — Biomedical/Gene	0.9
Broadcast Services/Program	0.9
Medical — Generic Drugs	0.9
Medical — Wholesale Drug Distribution	0.9
Oil Field Machinery & Equipment	0.9
Home Decoration Products	0.9
Multimedia	0.8
Entertainment Software	0.8
Telecom Equipment — Fiber Optics	0.7
Instruments — Scientific	0.7
Applications Software	0.6
Transport — Services	0.6
Agricultural Chemicals	0.6
Insurance — Multi-line	0.6
Electronic Components — Semiconductors	0.5
Electric — Integrated	0.5
Vitamins & Nutrition Products	0.3
Semiconductor Equipment	0.3

108.0%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense - Equipment — 1.3%
United Technologies Corp.	20,900	$1,600,940

Agricultural Chemicals — 0.6%
Monsanto Co.	6,713	493,070
Potash Corp. of Saskatchewan, Inc.	5,546	240,363

		733,433

Applications Software — 0.6%
Microsoft Corp.	31,270	799,887

Auto/Truck Parts & Equipment - Original — 2.2%
Delphi Automotive PLC†	41,705	869,132
Johnson Controls, Inc.	60,400	1,901,392

		2,770,524

Banks - Fiduciary — 1.2%
State Street Corp.	37,553	1,488,976

Banks - Super Regional — 1.0%
Wells Fargo & Co.	48,500	1,254,210

Beverages - Non-alcoholic — 1.5%
PepsiCo, Inc.#	28,700	1,836,800

Beverages - Wine/Spirits — 0.9%
Diageo PLC ADR	13,500	1,155,735

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†#	26,600	1,116,668

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	93,700	2,124,179

Cellular Telecom — 0.9%
Vodafone Group PLC ADR	42,100	1,143,015

Chemicals - Diversified — 2.1%
Air Products & Chemicals, Inc.#	10,000	837,500
Celanese Corp., Series A#	24,900	1,157,601
E.I. du Pont de Nemours & Co.	13,700	653,764

		2,648,865

Commercial Services - Finance — 2.7%
Mastercard, Inc., Class A	9,000	3,370,950

Computer Services — 2.7%
International Business Machines Corp.#	17,600	3,308,800

Computers — 4.9%
Apple, Inc.†	15,900	6,076,980

Computers - Memory Devices — 1.3%
EMC Corp.†	70,700	1,626,807

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	47,606	3,073,919

Diversified Banking Institutions — 4.4%
Citigroup, Inc.	28,092	771,968
Goldman Sachs Group, Inc.	16,100	1,543,346
JPMorgan Chase & Co.	102,500	3,174,425

		5,489,739

Diversified Manufacturing Operations — 2.4%
General Electric Co.	187,400	2,981,534

E-Commerce/Products — 2.0%
eBay, Inc.†	85,900	2,541,781

Electric - Integrated — 0.5%
Exelon Corp.	13,600	602,616

Electronic Components - Semiconductors — 0.5%
Rovi Corp.†	22,246	617,326

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 2.3%
Tyco International, Ltd.	58,600	$2,810,456

Enterprise Software/Service — 1.5%
Oracle Corp.	58,800	1,843,380

Entertainment Software — 0.8%
Electronic Arts, Inc.†#	42,600	987,894

Food - Misc. — 2.4%
Kraft Foods, Inc., Class A	48,901	1,767,771
Unilever NV	34,595	1,180,036

		2,947,807

Home Decoration Products — 0.9%
Newell Rubbermaid, Inc.#	69,700	1,066,410

Instruments - Controls — 1.7%
Honeywell International, Inc.	39,200	2,122,680

Instruments - Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	17,500	826,875

Insurance - Multi - line — 0.6%
MetLife, Inc.	23,200	730,336

Insurance - Reinsurance — 1.8%
Berkshire Hathaway, Inc., Class B†	28,500	2,244,660

Investment Management/Advisor Services — 2.3%
BlackRock, Inc.#	9,400	1,617,176
Invesco, Ltd.#	63,200	1,279,800

		2,896,976

Medical Products — 2.3%
Baxter International, Inc.	19,252	994,558
CareFusion Corp.†	24,800	614,544
Covidien PLC	26,598	1,211,539

		2,820,641

Medical - Biomedical/Gene — 0.9%
Celgene Corp.†#	18,000	1,135,440

Medical - Drugs — 5.3%
Abbott Laboratories	21,800	1,189,190
Johnson & Johnson	42,016	2,719,276
Pfizer, Inc.	134,100	2,691,387

		6,599,853

Medical - Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	28,100	1,113,041

Medical - HMO — 2.1%
Cigna Corp.	27,996	1,238,263
WellPoint, Inc.	19,800	1,396,890

		2,635,153

Medical - Wholesale Drug Distribution — 0.9%
Cardinal Health, Inc.	26,132	1,109,565

Multimedia — 0.8%
Viacom, Inc., Class B	22,300	998,148

Oil Companies - Exploration & Production — 3.1%
Apache Corp.	13,400	1,332,496
Devon Energy Corp.	19,400	1,269,924
Occidental Petroleum Corp.	12,000	1,186,800

		3,789,220

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated — 6.9%
Chevron Corp.	30,800	$3,166,856
ConocoPhillips	21,200	1,511,984
Exxon Mobil Corp.	47,800	3,845,032

		8,523,872

Oil Field Machinery & Equipment — 0.9%
National Oilwell Varco, Inc.#	15,000	1,075,500

Oil - Field Services — 2.7%
Baker Hughes, Inc.	23,500	1,283,335
Halliburton Co.	21,301	783,877
Weatherford International, Ltd.†	82,336	1,248,214

		3,315,426

Pharmacy Services — 1.7%
Express Scripts, Inc.†#	21,000	958,650
Medco Health Solutions, Inc.†	20,300	1,150,401

		2,109,051

Publishing - Periodicals — 1.4%
Nielsen Holdings NV†	61,800	1,795,290

Retail - Building Products — 0.9%
Home Depot, Inc.	29,000	1,137,380

Retail - Drug Store — 1.7%
CVS Caremark Corp.	53,700	2,085,708

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.#	23,021	1,238,530

Semiconductor Components - Integrated Circuits — 2.8%
Analog Devices, Inc.	32,023	1,116,322
QUALCOMM, Inc.	43,100	2,361,880

		3,478,202

Semiconductor Equipment — 0.3%
Lam Research Corp.†	7,852	320,126

Telecom Equipment - Fiber Optics — 0.7%
Corning, Inc.	64,905	861,289

Tobacco — 2.6%
Philip Morris International, Inc.	43,100	3,285,944

Transport - Rail — 0.9%
Union Pacific Corp.	11,300	1,168,533

Transport - Services — 0.6%
FedEx Corp.	9,019	749,299

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	7,400	409,220

Web Portals/ISP — 2.9%
Google, Inc., Class A†	6,000	3,596,340

Total Long-Term Investment Securities
(cost $117,042,621)		122,191,929

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Collective Investment Pool — 7.8%
Navigator Securities Lending Prime Portfolio(1)(2) (cost $9,654,776)	9,654,776	9,654,776

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 11/30/11 to be repurchased 12/01/11 in the amount of $2,186,001 and collateralized by $2,025,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.01%, due 01/15/14 and having an approximate value of $2,232,563 (cost $2,186,000)	$2,186,000	$2,186,000

TOTAL INVESTMENTS
(cost $128,883,397)(3)	108.0%	134,032,705
Liabilities in excess of other assets	(8.0)	(9,925,833)

NET ASSETS	100.0%	$124,106,872

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $13,149,121. This was secured by collateral of $9,654,776, which was received in cash and subsequently invested in short-term investments currently valued at $9,654,776 as reported in the portfolio of investments. The remaining collateral of $3,378,656 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/14
Federal Home Loan Mtg. Corp.	4.00% to 5.00%	03/15/32 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/15/37 to 08/25/41
United States Treasury Bills	zero coupon	12/22/11

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$6,599,853	$—	$—	$6,599,853
Oil Companies - Integrated	8,523,872	—	—	8,523,872
Other Industries*	107,068,204	—	—	107,068,204
Short-Term Investment Securities:
Collective Investment Pool	—	9,654,776	—	9,654,776
Repurchase Agreement	—	2,186,000	—	2,186,000

Total	$122,191,929	$11,840,776	$—	$134,032,705

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Computers	7.2%
Web Portals/ISP	4.8
Collective Investment Pool	4.8
Oil Companies — Exploration & Production	4.2
E-Commerce/Products	3.3
Commercial Services — Finance	3.2
Oil — Field Services	3.1
Retail — Restaurants	3.1
Computers — Memory Devices	2.9
Cable/Satellite TV	2.8
Semiconductor Components — Integrated Circuits	2.6
Cosmetics & Toiletries	2.5
Medical — Biomedical/Gene	2.5
Computer Services	2.4
Electronic Components — Semiconductors	2.2
Applications Software	2.1
Medical — Drugs	1.9
Oil Field Machinery & Equipment	1.8
Apparel Manufacturers	1.7
Repurchase Agreements	1.7
Retail — Discount	1.6
Metal Processors & Fabrication	1.5
Medical — HMO	1.5
Wireless Equipment	1.5
Transport — Rail	1.5
Oil & Gas Drilling	1.4
Athletic Footwear	1.4
Medical Products	1.4
Casino Hotels	1.3
Engineering/R&D Services	1.3
Diversified Manufacturing Operations	1.2
Investment Management/Advisor Services	1.2
Networking Products	1.2
Time Deposits	1.1
Agricultural Chemicals	1.1
Retail — Drug Store	1.1
Transport — Services	1.1
E-Commerce/Services	1.1
Retail — Regional Department Stores	1.0
Electronic Measurement Instruments	1.0
Instruments — Controls	1.0
Enterprise Software/Service	0.9
Diversified Banking Institutions	0.9
Medical Instruments	0.9
Mining	0.9
Pharmacy Services	0.8
Machinery — Construction & Mining	0.7
Computers — Integrated Systems	0.7
Beverages — Non-alcoholic	0.7
Finance — Credit Card	0.7
Software Tools	0.6
Electric Products — Misc.	0.5
Coffee	0.5
Aerospace/Defense	0.5
Engines — Internal Combustion	0.5
Metal — Copper	0.5
Medical Information Systems	0.5
Home Furnishings	0.5
Telecom Equipment — Fiber Optics	0.5
Transport — Truck	0.4
Steel — Producers	0.4
Chemicals — Diversified	0.4
Vitamins & Nutrition Products	0.4
Tobacco	0.4
Electronic Design Automation	0.4
Retail — Building Products	0.3
Medical — Generic Drugs	0.3
Cellular Telecom	0.3
Metal — Iron	0.3

Retail — Auto Parts	0.3
Hotels/Motels	0.3
Semiconductor Equipment	0.2
Coal	0.2
Food — Retail	0.2
Internet Infrastructure Software	0.2
Auto/Truck Parts & Equipment — Original	0.2
Metal — Diversified	0.1

104.4%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.8%
Aerospace/Defense — 0.5%
Boeing Co.	26,717	$1,835,191

Agricultural Chemicals — 1.1%
Monsanto Co.#	18,740	1,376,453
Mosaic Co.	23,466	1,238,066
Potash Corp. of Saskatchewan, Inc.	28,236	1,223,748

		3,838,267

Apparel Manufacturers — 1.7%
Coach, Inc.	55,067	3,446,644
Prada SpA†(1)	243,000	1,198,947
Ralph Lauren Corp.#	7,853	1,114,027

		5,759,618

Applications Software — 2.1%
Check Point Software Technologies, Ltd.†#	24,941	1,380,235
Citrix Systems, Inc.†	32,368	2,310,752
Intuit, Inc.	16,016	852,692
Red Hat, Inc.†	18,631	933,040
Salesforce.com, Inc.†#	14,947	1,770,024

		7,246,743

Athletic Footwear — 1.4%
NIKE, Inc., Class B	50,179	4,826,216

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.†#	9,985	658,211

Beverages - Non-alcoholic — 0.7%
Coca-Cola Co.	24,094	1,619,840
Hansen Natural Corp.†	9,495	875,439

		2,495,279

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	159,422	3,614,097
DIRECTV, Class A†	129,051	6,093,788

		9,707,885

Casino Hotels — 1.3%
Las Vegas Sands Corp.†	99,050	4,626,626

Cellular Telecom — 0.3%
America Movil SAB de CV, Series L ADR	40,962	975,715

Chemicals - Diversified — 0.4%
FMC Corp.	17,046	1,430,500

Coal — 0.2%
Alpha Natural Resources, Inc.†	33,636	807,264

Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†#	35,829	1,878,514

Commercial Services - Finance — 3.2%
Mastercard, Inc., Class A	14,820	5,550,831
Visa, Inc., Class A	56,605	5,488,987

		11,039,818

Computer Services — 2.4%
Accenture PLC, Class A	18,664	1,081,206
Cognizant Technology Solutions Corp., Class A†	54,486	3,669,632
International Business Machines Corp.	18,088	3,400,544

		8,151,382

Computers — 7.2%
Apple, Inc.†	65,102	24,881,984

Computers - Integrated Systems — 0.7%
Riverbed Technology, Inc.†#	40,552	1,054,352
Teradata Corp.†	27,395	1,485,631

		2,539,983

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 2.9%
EMC Corp.†#	309,974	$7,132,502
NetApp, Inc.†	58,864	2,167,961
SanDisk Corp.†	12,599	621,257

		9,921,720

Cosmetics & Toiletries — 2.5%
Colgate - Palmolive Co.	9,656	883,524
Estee Lauder Cos., Inc., Class A	14,206	1,676,024
Procter & Gamble Co.	94,295	6,088,628

		8,648,176

Diversified Banking Institutions — 0.9%
JPMorgan Chase & Co.	103,656	3,210,226

Diversified Manufacturing Operations — 1.2%
Danaher Corp.	61,304	2,965,887
Ingersoll - Rand PLC#	39,198	1,298,238

		4,264,125

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	44,846	8,623,437
eBay, Inc.†	49,923	1,477,222
MercadoLibre, Inc.#	16,339	1,432,767

		11,533,426

E-Commerce/Services — 1.1%
IAC/InterActive Corp.#	33,076	1,385,223
priceline.com, Inc.†	4,605	2,237,523

		3,622,746

Electric Products - Misc. — 0.5%
AMETEK, Inc.	43,920	1,881,533

Electronic Components - Semiconductors — 2.2%
Broadcom Corp., Class A†	70,527	2,140,142
Rovi Corp.†#	77,659	2,155,037
Texas Instruments, Inc.	81,888	2,464,829
Xilinx, Inc.	22,582	738,657

		7,498,665

Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†#	115,883	1,267,760

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.†	89,782	3,366,825

Engineering/R&D Services — 1.3%
ABB, Ltd. ADR†	138,155	2,620,800
Foster Wheeler AG†#	94,509	1,753,142

		4,373,942

Engines - Internal Combustion — 0.5%
Cummins, Inc.	18,130	1,746,463

Enterprise Software/Service — 0.9%
Oracle Corp.	104,181	3,266,074

Finance - Credit Card — 0.7%
American Express Co.	50,327	2,417,709

Food - Retail — 0.2%
Kroger Co.	34,225	793,336

Home Furnishings — 0.5%
Tempur - Pedic International, Inc.†#	31,525	1,721,580

Hotel/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.#	19,178	914,407

Instruments - Controls — 1.0%
Honeywell International, Inc.	61,992	3,356,867

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†#	5,907	$667,668

Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	11,476	1,974,331
Invesco, Ltd.	107,072	2,168,208

		4,142,539

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	26,128	2,557,409

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†#	88,688	1,725,868

Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	4,186	1,817,603
St. Jude Medical, Inc.	34,465	1,324,835

		3,142,438

Medical Products — 1.4%
Baxter International, Inc.	24,019	1,240,822
Covidien PLC	39,354	1,792,575
Stryker Corp.#	35,328	1,725,066

		4,758,463

Medical - Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†#	23,791	1,633,490
Biogen Idec, Inc.†	17,065	1,961,622
Celgene Corp.†	38,638	2,437,285
Gilead Sciences, Inc.†	61,039	2,432,404

		8,464,801

Medical - Drugs — 1.9%
Allergan, Inc.	62,666	5,246,397
Pharmasset, Inc.†#	9,718	1,272,961

		6,519,358

Medical - Generic Drugs — 0.3%
Watson Pharmaceuticals, Inc.†#	15,638	1,010,528

Medical - HMO — 1.5%
UnitedHealth Group, Inc.	108,654	5,299,056

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	32,331	5,326,532

Metal - Copper — 0.5%
Freeport - McMoRan Copper & Gold, Inc.	43,927	1,739,509

Metal - Diversified — 0.1%
Molycorp, Inc.†#	11,912	403,221

Metal - Iron — 0.3%
Cliffs Natural Resources, Inc.	14,078	954,629

Mining — 0.9%
Goldcorp, Inc.	56,892	3,054,531

Networking Products — 1.2%
Acme Packet, Inc.†#	58,206	1,945,827
Cisco Systems, Inc.	111,586	2,079,963

		4,025,790

Oil & Gas Drilling — 1.4%
Ensco PLC ADR	96,161	4,997,487

Oil Companies - Exploration & Production — 4.2%
Anadarko Petroleum Corp.	77,112	6,266,892
Apache Corp.	11,178	1,111,540
Cabot Oil & Gas Corp.	23,821	2,110,303
Noble Energy, Inc.	12,205	1,200,850
Occidental Petroleum Corp.	37,467	3,705,486

		14,395,071

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 1.8%
Cameron International Corp.†	110,069	$5,942,625
National Oilwell Varco, Inc.#	5,005	358,859

		6,301,484

Oil - Field Services — 3.1%
Halliburton Co.	137,537	5,061,362
Schlumberger, Ltd.	46,483	3,501,564
Weatherford International, Ltd.†	146,738	2,224,548

		10,787,474

Pharmacy Services — 0.8%
Express Scripts, Inc.†	63,687	2,907,312

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	2,881	946,063

Retail - Building Products — 0.3%
Home Depot, Inc.	26,499	1,039,291

Retail - Discount — 1.6%
Costco Wholesale Corp.	28,604	2,439,921
Dollar Tree, Inc.†#	6,714	547,124
Target Corp.	46,940	2,473,738

		5,460,783

Retail - Drug Store — 1.1%
CVS Caremark Corp.	95,611	3,713,531

Retail - Regional Department Stores — 1.0%
Macy’s, Inc.	106,866	3,454,978

Retail - Restaurants — 3.1%
Chipotle Mexican Grill, Inc.†#	2,191	704,538
McDonald’s Corp.	43,700	4,174,224
Starbucks Corp.	130,252	5,663,357

		10,542,119

Semiconductor Components - Integrated Circuits — 2.6%
Atmel Corp.†#	13,411	118,955
QUALCOMM, Inc.	164,101	8,992,735

		9,111,690

Semiconductor Equipment — 0.2%
Lam Research Corp.†	19,875	810,304

Software Tools — 0.6%
VMware, Inc., Class A†	22,870	2,211,072

Steel - Producers — 0.4%
Carpenter Technology Corp.#	27,965	1,514,025

Telecom Equipment - Fiber Optics — 0.5%
Corning, Inc.	127,556	1,692,668

Tobacco — 0.4%
Lorillard, Inc.#	11,633	1,298,475

Transport - Rail — 1.5%
Union Pacific Corp.	50,584	5,230,891

Transport - Services — 1.1%
United Parcel Service, Inc., Class B	51,580	3,700,865

Transport - Truck — 0.4%
J.B. Hunt Transport Services, Inc.#	33,456	1,529,608

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	17,358	1,308,099

Web Portals/ISP — 4.8%
Baidu, Inc. ADR†	32,867	4,305,248
Google, Inc., Class A†	20,414	12,235,948

		16,541,196

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 1.5%
American Tower Corp., Class A†	59,749	$3,525,191
Crown Castle International Corp.†	40,563	1,716,627

		5,241,818

Total Long-Term Investment Securities
(cost $307,613,407)		335,033,420

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Collective Investment Pool — 4.8%
Navigator Securities Lending Prime Portfolio(2)(5)	16,511,690	16,511,690

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$3,893,000	3,893,000

Total Short-Term Investment Securities
(cost $20,404,690)		20,404,690

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $5,727,000)	5,727,000	5,727,000

TOTAL INVESTMENTS
(cost $333,745,097)(4)	104.4%	361,165,110
Liabilities in excess of other assets	(4.4)	(15,080,524)

NET ASSETS	100.0%	$346,084,586

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $1,198,947 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At November 30, 2011, the Fund had loaned securities with a total value of $17,097,494. This was secured by collateral of $16,511,690, which was received in cash and subsequently invested in short-term investments currently valued at $16,511,690 as reported in the portfolio of investments. The remaining collateral of $269,005 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.26%	01/10/13
United States Treasury Notes/Bonds	0.75% to 1.88%	04/30/12 to 07/15/19

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$24,881,984	$—		$—	$24,881,984
Other Industries*	308,952,489	1,198,947	#	—	310,151,436
Short-Term Investment Securities:
Collective Investment Pool	—	16,511,690		—	16,511,690
Time Deposits	—	3,893,000		—	3,893,000
Repurchase Agreement	—	5,727,000		—	5,727,000

Total	$333,834,473	$27,330,637		$—	$361,165,110

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,198,947 representing 0.4% of net assets. See Note 2.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	13.2%
Real Estate Investment Trusts	7.9
Banks — Commercial	3.6
Electric — Integrated	3.5
Gas — Distribution	2.5
Oil Companies — Exploration & Production	2.4
Diversified Manufacturing Operations	1.8
Distribution/Wholesale	1.8
Retail — Apparel/Shoe	1.8
Chemicals — Specialty	1.7
Electronic Components — Semiconductors	1.7
Oil — Field Services	1.5
Computers — Integrated Systems	1.4
Insurance — Property/Casualty	1.4
Insurance — Reinsurance	1.2
Containers — Paper/Plastic	1.2
Medical Products	1.2
Commercial Services — Finance	1.2
Consulting Services	1.1
Engineering/R&D Services	1.1
Repurchase Agreements	1.1
Medical — Biomedical/Gene	1.1
Investment Management/Advisor Services	1.0
Retail — Discount	1.0
Machinery — General Industrial	1.0
Retail — Restaurants	1.0
Aerospace/Defense — Equipment	1.0
Savings & Loans/Thrifts	0.9
Food — Misc.	0.9
Medical — Hospitals	0.9
Web Hosting/Design	0.8
Electronic Measurement Instruments	0.8
Medical — Generic Drugs	0.8
Transport — Truck	0.8
Steel — Producers	0.8
Transactional Software	0.8
Enterprise Software/Service	0.8
Building — Residential/Commercial	0.7
Electronic Design Automation	0.7
Semiconductor Components — Integrated Circuits	0.7
Medical — HMO	0.7
Transport — Marine	0.7
Oil & Gas Drilling	0.7
Instruments — Controls	0.7
Transport — Rail	0.7
Auto/Truck Parts & Equipment — Original	0.7
Beverages — Non-alcoholic	0.7
Electric Products — Misc.	0.6
Beverages — Wine/Spirits	0.6
Electronic Parts Distribution	0.6
Coatings/Paint	0.6
Machine Tools & Related Products	0.6
Pharmacy Services	0.6
Oil Field Machinery & Equipment	0.6
Soap & Cleaning Preparation	0.6
Insurance — Multi-line	0.6
Metal Processors & Fabrication	0.6
Medical — Drugs	0.6
Rental Auto/Equipment	0.6
Consumer Products — Misc.	0.6
Insurance Brokers	0.5
Finance — Investment Banker/Broker	0.5
Electronic Components — Misc.	0.5
Computer Aided Design	0.5
Retail — Pet Food & Supplies	0.5
Apparel Manufacturers	0.5
Multimedia	0.5
Telecom Services	0.5
Filtration/Separation Products	0.5

Retail — Gardening Products	0.5
Data Processing/Management	0.5
Retail — Auto Parts	0.5
Semiconductor Equipment	0.5
Batteries/Battery Systems	0.5
Oil Refining & Marketing	0.4
X-Ray Equipment	0.4
Internet Infrastructure Software	0.4
Coal	0.4
Machinery — Farming	0.4
Medical Instruments	0.4
Diagnostic Kits	0.4
Footwear & Related Apparel	0.4
Recreational Vehicles	0.4
Decision Support Software	0.4
Food — Meat Products	0.4
Respiratory Products	0.4
Retail — Mail Order	0.4
Power Converter/Supply Equipment	0.4
Retail — Jewelry	0.4
Human Resources	0.3
Retail — Sporting Goods	0.3
Research & Development	0.3
Non-Hazardous Waste Disposal	0.3
Medical Information Systems	0.3
Building & Construction Products — Misc.	0.3
Telecommunication Equipment	0.3
Building Products — Cement	0.3
Applications Software	0.3
Insurance — Life/Health	0.3
Miscellaneous Manufacturing	0.3
Containers — Metal/Glass	0.3
Airlines	0.3
Physicians Practice Management	0.3
Retail — Catalog Shopping	0.3
Textile — Home Furnishings	0.3
Diagnostic Equipment	0.3
Water	0.3
Networking Products	0.3
Publishing — Books	0.3
Paper & Related Products	0.3
Hazardous Waste Disposal	0.3
Industrial Automated/Robotic	0.3
Real Estate Management/Services	0.3
Medical Labs & Testing Services	0.3
Electronic Connectors	0.3
Schools	0.2
Machinery — Pumps	0.2
Quarrying	0.2
Telephone — Integrated	0.2
Funeral Services & Related Items	0.2
Office Furnishings — Original	0.2
Retail — Automobile	0.2
Food — Baking	0.2
Casino Services	0.2
Machinery — Electrical	0.2
Lighting Products & Systems	0.2
Auction Houses/Art Dealers	0.2
Medical — Outpatient/Home Medical	0.2
Private Corrections	0.2
Printing — Commercial	0.2
Cable/Satellite TV	0.2
Intimate Apparel	0.2
Machinery — Print Trade	0.2
Transport — Equipment & Leasing	0.2
Food — Retail	0.2
Steel Pipe & Tube	0.2
E-Marketing/Info	0.2
Auto — Heavy Duty Trucks	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Medical Sterilization Products	0.2%
Building Products — Air & Heating	0.2
Recreational Centers	0.2
Wireless Equipment	0.2
Veterinary Diagnostics	0.2
Machinery — Construction & Mining	0.2
Aerospace/Defense	0.2
Transport — Services	0.1
Computer Services	0.1
Commercial Services	0.1
Shipbuilding	0.1
Chemicals — Diversified	0.1
Retail — Major Department Stores	0.1
Building — Maintance & Services	0.1
Advertising Sales	0.1
Investment Companies	0.1
Web Portals/ISP	0.1
Wire & Cable Products	0.1
Motion Pictures & Services	0.1
U.S. Government Treasuries	0.1
Patient Monitoring Equipment	0.1
Agricultural Chemicals	0.1
Telecom Equipment — Fiber Optics	0.1
Leisure Products	0.1
Retail — Consumer Electronics	0.1
Tobacco	0.1
Environmental Monitoring & Detection	0.1
Building — Mobile Home/Manufactured Housing	0.1
Retail — Hair Salons	0.1
Publishing — Newspapers	0.1
Building — Heavy Construction	0.1
Retail — Bookstores	0.1
Racetracks	0.1
Retail — Office Supplies	0.1
Food — Confectionery	0.1

113.1%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Advertising Sales — 0.1%
Lamar Advertising Co., Class A†#	125,400	$3,045,966

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	65,600	3,533,872

Aerospace/Defense - Equipment — 1.0%
Alliant Techsystems, Inc.#	70,600	4,154,104
BE Aerospace, Inc.†	221,100	8,611,845
Exelis, Inc.	397,200	3,550,968
Triumph Group, Inc.#	98,900	5,883,561

		22,200,478

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†#	112,800	2,612,448

Airlines — 0.3%
Alaska Air Group, Inc.†	77,200	5,359,224
JetBlue Airways Corp.†#	437,500	1,802,500

		7,161,724

Apparel Manufacturers — 0.5%
Hanesbrands, Inc.†	208,200	5,127,966
Under Armour, Inc., Class A†#	78,500	6,384,405

		11,512,371

Applications Software — 0.3%
Parametric Technology Corp.†	251,700	5,242,911
Quest Software, Inc.†	125,200	2,262,364

		7,505,275

Auction House/Art Dealers — 0.2%
Sotheby’s#	144,800	4,548,168

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	195,400	4,009,608

Auto/Truck Parts & Equipment - Original — 0.7%
BorgWarner, Inc.†#	234,900	15,484,608

Banks - Commercial — 3.6%
Associated Banc-Corp.	371,700	3,865,680
BancorpSouth, Inc.#	155,700	1,525,860
Bank of Hawaii Corp.#	101,000	4,297,550
Cathay General Bancorp, Class B#	168,600	2,338,482
City National Corp.	100,300	4,254,726
Commerce Bancshares, Inc.	173,985	6,477,462
Cullen/Frost Bankers, Inc.#	131,300	6,639,841
East West Bancorp, Inc.	319,200	6,246,744
FirstMerit Corp.	234,100	3,420,201
Fulton Financial Corp.	428,200	4,007,952
Hancock Holding Co.#	181,500	5,542,102
International Bancshares Corp.#	114,300	2,043,684
Prosperity Bancshares, Inc.#	100,500	4,018,995
Signature Bank†	98,700	5,767,041
SVB Financial Group†#	92,600	4,355,904
Synovus Financial Corp.#	1,695,400	2,526,146
TCF Financial Corp.#	342,200	3,442,532
Trustmark Corp.#	137,400	3,072,264
Valley National Bancorp.#	364,400	4,299,920
Webster Financial Corp.#	157,600	3,104,720
Westamerica Bancorporation#	61,100	2,805,101

		84,052,907

Batteries/Battery Systems — 0.5%
Energizer Holdings, Inc.†	147,400	10,654,072

Beverages - Non-alcoholic — 0.7%
Hansen Natural Corp.†	165,200	15,231,440

Security Description	Shares	Value (Note 2)

Beverages - Wine/Spirits — 0.6%
Green Mountain Coffee Roasters, Inc.†#	275,600	$14,449,708

Building & Construction Products - Misc. — 0.3%
Fortune Brands Home & Security, Inc.†	331,100	5,522,748
Louisiana-Pacific Corp.†#	283,300	2,260,734

		7,783,482

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	113,900	3,773,507

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.#	97,900	7,661,654

Building - Heavy Construction — 0.1%
Granite Construction, Inc.#	74,600	1,857,540

Building - Maintance & Services — 0.1%
Rollins, Inc.#	138,500	3,074,700

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.#	95,800	2,318,360

Building - Residential/Commercial — 0.7%
KB Home#	154,800	1,137,780
MDC Holdings, Inc.#	80,500	1,436,925
NVR, Inc.†	10,600	7,100,410
Ryland Group, Inc.#	95,200	1,431,808
Toll Brothers, Inc.†	315,300	6,403,743

		17,510,666

Cable/Satellite TV — 0.2%
AMC Networks, Inc., Class A†	122,900	4,424,400

Casino Services — 0.2%
Bally Technologies, Inc.†	95,100	3,646,134
Scientific Games Corp., Class A†	124,400	1,069,840

		4,715,974

Chemicals - Diversified — 0.1%
Olin Corp.#	171,900	3,266,100

Chemicals - Specialty — 1.7%
Albemarle Corp.	196,600	10,720,598
Ashland, Inc.	167,200	9,299,664
Cabot Corp.	140,200	4,651,836
Cytec Industries, Inc.	106,300	5,013,108
Minerals Technologies, Inc.#	38,700	2,244,600
NewMarket Corp.#	23,400	4,630,626
Sensient Technologies Corp.#	107,300	4,052,721

		40,613,153

Coal — 0.4%
Arch Coal, Inc.	456,700	7,485,313
Patriot Coal Corp.†#	195,800	2,038,278

		9,523,591

Coatings/Paint — 0.6%
RPM International, Inc.	281,000	6,631,600
Valspar Corp.#	200,300	7,387,064

		14,018,664

Commercial Services — 0.1%
Convergys Corp.†	257,200	3,323,024

Commercial Services - Finance — 1.2%
Alliance Data Systems Corp.†#	109,100	11,172,931
Global Payments, Inc.	172,200	7,616,406
Lender Processing Services, Inc.#	180,900	3,429,864
SEI Investments Co.	320,900	5,391,120

		27,610,321

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.5%
ANSYS, Inc.†	197,700	$12,251,469

Computer Services — 0.1%
DST Systems, Inc.	71,800	3,412,654

Computers - Integrated Systems — 1.4%
Diebold, Inc.	137,600	4,151,392
Jack Henry & Associates, Inc.	185,200	6,150,492
MICROS Systems, Inc.†	173,200	8,169,844
NCR Corp.†	337,200	5,897,628
Riverbed Technology, Inc.†	333,100	8,660,600

		33,029,956

Consulting Services — 1.1%
CoreLogic, Inc.†	228,100	3,029,168
Corporate Executive Board Co.#	74,100	2,903,979
FTI Consulting, Inc.†#	89,100	3,821,499
Gartner, Inc.†	206,900	7,827,027
Towers Watson & Co., Class A	112,800	7,350,048

		24,931,721

Consumer Products - Misc. — 0.6%
American Greetings Corp., Class A#	87,200	1,481,528
Scotts Miracle-Gro Co., Class A#	95,700	4,219,413
Tupperware Brands Corp.	122,900	7,160,154

		12,861,095

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	65,900	3,072,258
Silgan Holdings, Inc.#	106,700	4,154,898

		7,227,156

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	213,800	5,560,938
Rock-Tenn Co., Class A	152,600	8,888,950
Sonoco Products Co.	214,100	6,953,968
Temple-Inland, Inc.#	232,900	7,413,207

		28,817,063

Data Processing/Management — 0.5%
Acxiom Corp.†#	174,800	2,174,512
Broadridge Financial Solutions, Inc.	264,800	5,976,536
Fair Isaac Corp.#	76,600	2,785,942

		10,936,990

Decision Support Software — 0.4%
MSCI, Inc., Class A†	258,200	8,714,250

Diagnostic Equipment — 0.3%
Gen-Probe, Inc.†	103,300	6,506,867

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†#	121,800	9,158,142

Distribution/Wholesale — 1.8%
Arrow Electronics, Inc.†	246,300	9,004,728
Fossil, Inc.†	113,600	10,177,424
Ingram Micro, Inc., Class A†	337,500	6,078,375
LKQ Corp.†	313,900	9,583,367
Owens & Minor, Inc.#	136,700	4,210,360
Watsco, Inc.#	60,700	3,854,450

		42,908,704

Diversified Manufacturing Operations — 1.8%
Brink’s Co.#	100,300	2,469,386
Carlisle Cos., Inc.	132,000	5,887,200
Crane Co.	104,500	5,014,955
Harsco Corp.	173,000	3,570,720

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
ITT Corp.	198,600	$4,005,762
Matthews International Corp., Class A#	62,700	2,079,759
Pentair, Inc.#	211,700	8,050,951
SPX Corp.	109,500	6,942,300
Trinity Industries, Inc.	171,800	4,910,044

		42,931,077

E-Marketing/Info — 0.2%
Digital River, Inc.†#	80,100	1,280,799
ValueClick, Inc.†#	177,600	2,745,696

		4,026,495

Electric Products - Misc. — 0.6%
AMETEK, Inc.	346,100	14,826,924

Electric - Integrated — 3.5%
Alliant Energy Corp.	237,900	10,041,759
Black Hills Corp.#	84,500	2,767,375
Cleco Corp.#	130,900	4,730,726
Great Plains Energy, Inc.	291,500	6,133,160
Hawaiian Electric Industries, Inc.#	205,500	5,324,505
IDACORP, Inc.#	106,600	4,369,534
MDU Resources Group, Inc.	404,700	8,688,909
NSTAR	222,000	10,098,780
NV Energy, Inc.	505,800	7,758,972
OGE Energy Corp.	210,000	11,121,600
PNM Resources, Inc.	170,800	3,263,988
Westar Energy, Inc.#	248,200	6,855,284

		81,154,592

Electronic Components - Misc. — 0.5%
Gentex Corp.#	306,800	9,044,464
Vishay Intertechnology, Inc.†#	336,900	3,331,941

		12,376,405

Electronic Components - Semiconductors — 1.7%
Cree, Inc.†#	248,000	6,170,240
Fairchild Semiconductor International, Inc.†	273,700	3,544,415
International Rectifier Corp.†	150,100	3,156,603
Intersil Corp., Class A	269,800	2,867,974
QLogic Corp.†	222,800	3,324,176
Rovi Corp.†	238,500	6,618,375
Semtech Corp.†	140,100	3,250,320
Silicon Laboratories, Inc.†#	89,700	3,876,834
Skyworks Solutions, Inc.†	399,300	6,512,583

		39,321,520

Electronic Connectors — 0.3%
Thomas & Betts Corp.†	112,600	5,856,326

Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	576,800	6,310,192
Mentor Graphics Corp.†	200,000	2,548,000
Synopsys, Inc.†	308,800	8,637,136

		17,495,328

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	87,200	3,089,496
National Instruments Corp.	198,300	5,215,290
Trimble Navigation, Ltd.†	263,200	11,338,656

		19,643,442

Electronic Parts Distribution — 0.6%
Avnet, Inc.†	327,500	9,756,225
Tech Data Corp.†	93,000	4,578,390

		14,334,615

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	256,000	$5,491,200
KBR, Inc.	323,200	9,340,480
Shaw Group, Inc.†	154,800	3,842,136
URS Corp.†	170,600	6,165,484

		24,839,300

Enterprise Software/Service — 0.8%
Advent Software, Inc.†#	70,600	1,906,200
Concur Technologies, Inc.†#	99,500	4,699,385
Informatica Corp.†	228,700	10,281,209
ManTech International Corp., Class A#	49,600	1,676,480

		18,563,274

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	65,900	2,320,998

Filtration/Separation Products — 0.5%
Donaldson Co., Inc.	161,800	11,059,030

Finance - Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.#	62,400	2,406,144
Jefferies Group, Inc.#	316,300	3,618,472
Raymond James Financial, Inc.	219,800	6,552,238

		12,576,854

Food - Baking — 0.2%
Flowers Foods, Inc.#	242,700	4,798,179

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	53,300	1,285,063

Food - Meat Products — 0.4%
Smithfield Foods, Inc.†	353,700	8,662,113

Food - Misc. — 0.9%
Corn Products International, Inc.	164,500	8,552,355
Lancaster Colony Corp.#	42,800	3,013,120
RalCorp Holdings, Inc.†	118,200	9,612,024

		21,177,499

Food - Retail — 0.2%
Ruddick Corp.#	105,300	4,196,205

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	82,600	8,998,857

Funeral Services & Related Items — 0.2%
Service Corp. International	508,000	5,207,000

Gas - Distribution — 2.5%
AGL Resources, Inc.#	168,200	6,934,886
Atmos Energy Corp.	193,500	6,619,635
National Fuel Gas Co.	177,300	10,274,535
Questar Corp.	380,500	7,343,650
Southern Union Co.	267,400	11,022,228
UGI Corp.	239,600	7,178,416
Vectren Corp.	175,300	5,101,230
WGL Holdings, Inc.#	110,000	4,715,700

		59,190,280

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	101,100	6,062,967

Human Resources — 0.3%
Korn/Ferry International†#	100,900	1,698,147
Manpower, Inc.	175,600	6,432,228

		8,130,375

Industrial Automated/Robotic — 0.3%
Nordson Corp.#	127,800	6,014,268

Security Description	Shares	Value (Note 2)

Instruments-Controls — 0.7%
Mettler-Toledo International, Inc.†	68,300	$10,914,340
Woodward, Inc.#	128,300	5,432,222

		16,346,562

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	241,200	7,472,376
Brown & Brown, Inc.	248,100	5,175,366

		12,647,742

Insurance - Life/Health — 0.3%
Protective Life Corp.	181,500	4,027,485
StanCorp Financial Group, Inc.#	95,500	3,367,330

		7,394,815

Insurance - Multi-line — 0.6%
American Financial Group, Inc.	168,000	6,048,000
Kemper Corp.	107,600	2,964,380
Old Republic International Corp.#	547,400	4,499,628

		13,512,008

Insurance - Property/Casualty — 1.4%
Fidelity National Financial, Inc., Class A	479,000	7,601,730
First American Financial Corp.	225,800	2,619,280
Hanover Insurance Group, Inc.	97,400	3,514,192
HCC Insurance Holdings, Inc.	235,800	6,338,304
Mercury General Corp.	77,600	3,490,448
WR Berkley Corp.#	243,300	8,298,963

		31,862,917

Insurance - Reinsurance — 1.2%
Aspen Insurance Holdings, Ltd.	151,800	4,025,736
Everest Re Group, Ltd.	116,500	10,220,545
Reinsurance Group of America, Inc.	158,800	8,178,200
Transatlantic Holdings, Inc.	123,100	6,726,184

		29,150,665

Internet Infrastructure Software — 0.4%
TIBCO Software, Inc.†	348,700	9,554,380

Intimate Apparel — 0.2%
Warnaco Group, Inc.†#	86,800	4,399,892

Investment Companies — 0.1%
Apollo Investment Corp.	421,000	3,035,410

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	111,600	10,554,012
Eaton Vance Corp.#	251,500	6,043,545
Janus Capital Group, Inc.#	399,900	2,639,340
Waddell & Reed Financial, Inc., Class A	184,500	5,014,710

		24,251,607

Leisure Products — 0.1%
WMS Industries, Inc.†#	119,500	2,505,915

Lighting Products & Systems — 0.2%
Acuity Brands, Inc.#	92,900	4,668,225

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	174,200	6,638,762
Lincoln Electric Holdings, Inc.	180,500	7,126,140

		13,764,902

Machinery - Construction & Mining — 0.2%
Terex Corp.†#	234,900	3,624,507

Machinery - Electrical — 0.2%
Regal-Beloit Corp.	89,000	4,686,740

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Farming — 0.4%
AGCO Corp.†	206,800	$9,461,100

Machinery - General Industrial — 1.0%
Gardner Denver, Inc.	112,200	9,617,784
IDEX Corp.	178,100	6,493,526
Wabtec Corp.	103,400	7,057,050

		23,168,360

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	115,400	4,369,044

Machinery - Pumps — 0.2%
Graco, Inc.	130,400	5,605,896

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	402,900	7,840,434

Medical Instruments — 0.4%
Techne Corp.	79,500	5,365,455
Thoratec Corp.†	128,100	3,896,802

		9,262,257

Medical Labs & Testing Services — 0.3%
Covance, Inc.†#	130,200	5,977,482

Medical Products — 1.2%
Cooper Cos., Inc.	102,300	6,266,898
Henry Schein, Inc.†	198,100	12,745,754
Hill - Rom Holdings, Inc.	135,400	4,278,640
Teleflex, Inc.	87,200	5,308,736

		28,600,028

Medical Sterilization Products — 0.2%
STERIS Corp.#	127,000	3,818,890

Medical - Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	42,100	3,970,030
Charles River Laboratories International, Inc.†	110,100	3,121,335
United Therapeutics Corp.†	111,200	4,549,192
Vertex Pharmaceuticals, Inc.†	446,000	12,929,540

		24,570,097

Medical - Drugs — 0.6%
Endo Pharmaceuticals Holdings, Inc.†	249,900	8,554,077
Medicis Pharmaceutical Corp., Class A	135,800	4,433,870

		12,987,947

Medical - Generic Drugs — 0.8%
Perrigo Co.#	198,900	19,472,310

Medical - HMO — 0.7%
AMERIGROUP Corp.†	106,400	6,082,888
Health Net, Inc.†	177,800	5,536,692
WellCare Health Plans, Inc.†#	91,600	5,354,020

		16,973,600

Medical - Hospitals — 0.9%
Community Health Systems, Inc.†	199,800	3,970,026
Health Management Associates, Inc., Class A†	544,600	4,476,612
LifePoint Hospitals, Inc.†#	103,300	4,052,459
Universal Health Services, Inc., Class B	209,600	8,430,112

		20,929,209

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.#	189,800	4,498,260

Metal Processors & Fabrication — 0.6%
Commercial Metals Co.	247,600	3,461,448
Timken Co.	180,900	7,599,609
Worthington Industries, Inc.#	118,300	2,080,897

		13,141,954

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	143,100	$7,268,049

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	152,200	2,826,354

Multimedia — 0.5%
FactSet Research Systems, Inc.#	98,200	9,155,186
Meredith Corp.#	80,100	2,322,900

		11,478,086

Networking Products — 0.3%
Polycom, Inc.†	379,100	6,406,790

Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.#	242,300	7,940,171

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	124,600	2,690,114
HNI Corp.#	96,000	2,515,200

		5,205,314

Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†#	121,100	4,965,100
Patterson-UTI Energy, Inc.	333,600	7,012,272
Unit Corp.†	88,800	4,495,056

		16,472,428

Oil Companies - Exploration & Production — 2.4%
Bill Barrett Corp.†	101,900	3,974,100
Cimarex Energy Co.	183,400	12,302,472
Comstock Resources, Inc.†#	102,100	1,697,923
Energen Corp.	154,500	7,836,240
Forest Oil Corp.†	245,100	3,931,404
Northern Oil And Gas, Inc.†#	135,300	3,313,497
Plains Exploration & Production Co.†	302,200	10,752,276
Quicksilver Resources, Inc.†#	256,700	2,079,270
SM Energy Co.	136,600	10,858,334

		56,745,516

Oil Field Machinery & Equipment — 0.6%
Dresser-Rand Group, Inc.†	161,200	8,393,684
Dril-Quip, Inc.†	73,800	5,249,394

		13,643,078

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	450,300	10,469,475

Oil - Field Services — 1.5%
CARBO Ceramics, Inc.#	42,700	6,077,064
Exterran Holdings, Inc.†#	137,000	1,570,020
Helix Energy Solutions Group, Inc.†	227,100	4,028,754
Oceaneering International, Inc.	232,600	11,062,456
Oil States International, Inc.†	110,000	8,277,500
Superior Energy Services, Inc.†	171,100	5,083,381

		36,099,175

Paper & Related Products — 0.3%
Domtar Corp.	78,100	6,133,193

Patient Monitoring Equipment — 0.1%
Masimo Corp.†#	128,500	2,654,810

Pharmacy Services — 0.6%
Catalyst Health Solutions, Inc.†	106,900	5,560,938
Omnicare, Inc.#	248,200	8,093,802

		13,654,740

Physicians Practice Management — 0.3%
Mednax, Inc.†	104,500	7,043,300

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	128,500	$8,406,470

Printing - Commercial — 0.2%
Deluxe Corp.#	109,400	2,500,884
Valassis Communications, Inc.†#	101,000	1,940,210

		4,441,094

Private Corrections — 0.2%
Corrections Corp. of America†	213,300	4,479,300

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	101,800	4,896,580
Scholastic Corp.	54,000	1,461,780

		6,358,360

Publishing - Newspapers — 0.1%
New York Times Co., Class A†#	259,100	1,886,248

Quarrying — 0.2%
Compass Minerals International, Inc.	70,500	5,403,825

Racetracks — 0.1%
International Speedway Corp., Class A	61,100	1,503,060

Real Estate Investment Trusts — 7.9%
Alexandria Real Estate Equities, Inc.	132,700	8,699,812
American Campus Communities, Inc.	149,000	5,861,660
BRE Properties, Inc.	160,200	7,795,332
Camden Property Trust	152,600	8,809,598
Corporate Office Properties Trust	154,100	3,212,985
Cousins Properties, Inc.#	222,300	1,322,685
Duke Realty Corp.#	541,800	6,284,880
Equity One, Inc.#	127,800	2,135,538
Essex Property Trust, Inc.#	70,100	9,312,785
Federal Realty Investment Trust#	134,600	11,902,678
Highwoods Properties, Inc.#	155,200	4,475,968
Home Properties, Inc.	100,700	5,535,479
Hospitality Properties Trust	264,600	5,829,138
Liberty Property Trust	247,900	7,389,899
Macerich Co.	282,800	14,168,280
Mack-Cali Realty Corp.	186,600	4,754,568
Omega Healthcare Investors, Inc.#	221,000	3,962,530
Potlatch Corp.#	86,100	2,768,976
Rayonier, Inc.	261,100	10,611,104
Realty Income Corp.#	271,900	9,206,534
Regency Centers Corp.	192,700	7,160,732
Senior Housing Properties Trust	345,900	7,578,669
SL Green Realty Corp.	183,200	12,061,888
Taubman Centers, Inc.	124,100	7,735,153
UDR, Inc.	469,600	11,035,600
Weingarten Realty Investors#	259,000	5,358,710

		184,971,181

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	93,100	5,997,502

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	90,700	3,694,211

Recreational Vehicles — 0.4%
Polaris Industries, Inc.	148,200	8,906,820

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	168,600	4,430,808
Rent-A-Center, Inc.	132,100	4,748,995
United Rentals, Inc.†#	134,300	3,779,202

		12,959,005

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	244,100	8,106,561

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.4%
ResMed, Inc.†#	324,800	$8,461,040

Retail - Apparel/Shoe — 1.8%
Aeropostale, Inc.†#	173,100	2,684,781
American Eagle Outfitters, Inc.	417,800	5,811,598
ANN, Inc.†#	112,000	2,627,520
Ascena Retail Group, Inc.†#	147,300	4,053,696
Chico’s FAS, Inc.	369,100	3,838,640
Collective Brands, Inc.†#	129,800	1,810,710
Foot Locker, Inc.	327,900	7,735,161
Guess?, Inc.	143,200	4,026,784
PVH Corp.	144,800	9,830,472

		42,419,362

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	158,000	10,936,760

Retail - Automobile — 0.2%
Copart, Inc.†	114,300	5,135,499

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.†#	87,700	1,529,488

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Class A	100,100	6,959,953

Retail - Consumer Electronics — 0.1%
RadioShack Corp.#	213,900	2,455,572

Retail - Discount — 1.0%
99 Cents Only Stores†	101,300	2,213,405
Dollar Tree, Inc.†	261,500	21,309,635

		23,523,040

Retail - Gardening Products — 0.5%
Tractor Supply Co.	153,100	11,058,413

Retail - Hair Salons — 0.1%
Regis Corp.#	123,700	2,006,414

Retail - Jewelry — 0.4%
Signet Jewelers, Ltd.	186,200	8,244,936

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.	224,000	8,460,480

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	342,900	3,264,408

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	600,200	1,350,450

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc.	241,700	11,662,025

Retail - Restaurants — 1.0%
Bob Evans Farms, Inc.#	65,000	2,176,200
Brinker International, Inc.#	177,200	4,266,976
Cheesecake Factory, Inc.†#	120,800	3,425,888
Panera Bread Co., Class A†	65,200	9,348,376
Wendy’s Co.	645,300	3,200,688

		22,418,128

Retail - Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	206,400	8,113,584

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp.#	179,500	1,353,430
First Niagara Financial Group, Inc.	632,000	5,561,600
New York Community Bancorp, Inc.#	937,600	11,288,704
Washington Federal, Inc.	236,400	3,075,564

		21,279,298

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.2%
Career Education Corp.†	129,100	$911,446
ITT Educational Services, Inc.†#	43,400	2,385,264
Strayer Education, Inc.#	25,700	2,499,582

		5,796,292

Semiconductor Components - Integrated Circuits — 0.7%
Atmel Corp.†	997,900	8,851,373
Cypress Semiconductor Corp.†#	332,800	6,346,496
Integrated Device Technology, Inc.†#	313,300	1,817,140

		17,015,009

Semiconductor Equipment — 0.5%
Lam Research Corp.†	265,300	10,816,281

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.†	104,600	3,321,050

Soap & Cleaning Preparation — 0.6%
Church & Dwight Co., Inc.	307,700	13,615,725

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	48,200	4,105,676

Steel - Producers — 0.8%
Carpenter Technology Corp.	94,700	5,127,058
Reliance Steel & Aluminum Co.	160,500	7,882,155
Steel Dynamics, Inc.	468,700	6,177,466

		19,186,679

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†#	207,700	2,515,247

Telecom Services — 0.5%
NeuStar, Inc., Class A†	157,200	5,303,928
tw telecom, Inc.†	323,000	6,069,170

		11,373,098

Telecommunication Equipment — 0.3%
ADTRAN, Inc.#	138,100	4,561,443
Plantronics, Inc.#	93,300	3,215,118

		7,776,561

Telephone - Integrated — 0.2%
Telephone and Data Systems, Inc.#	197,100	5,319,729

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†	122,300	6,672,688

Tobacco — 0.1%
Universal Corp.#	49,800	2,359,524

Transactional Software — 0.8%
ACI Worldwide, Inc†#	71,700	2,156,736
Solera Holdings, Inc.	151,900	7,187,908
VeriFone Systems, Inc.†	222,300	9,747,855

		19,092,499

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	99,900	4,264,731

Transport - Marine — 0.7%
Alexander & Baldwin, Inc.	89,400	3,387,366
Kirby Corp.†#	119,300	7,668,604
Tidewater, Inc.#	111,200	5,604,480

		16,660,450

Transport - Rail — 0.7%
Kansas City Southern†	235,400	16,014,262

Transport - Services — 0.1%
UTi Worldwide, Inc.	220,300	3,427,868

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.8%
Con-way, Inc.	119,100	$3,345,519
J.B. Hunt Transport Services, Inc.	198,400	9,070,848
Landstar System, Inc.	102,300	4,733,421
Werner Enterprises, Inc.#	95,200	2,231,488

		19,381,276

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†#	185,600	3,648,896

Water — 0.3%
Aqua America, Inc.#	296,700	6,497,730

Web Hosting/Design — 0.8%
Equinix, Inc.†#	100,800	10,082,016
Rackspace Hosting, Inc.†#	220,800	9,578,304

		19,660,320

Web Portals/ISP — 0.1%
AOL, Inc.†#	208,700	2,992,758

Wire & Cable Products — 0.1%
General Cable Corp.†#	111,800	2,962,700

Wireless Equipment — 0.2%
RF Micro Devices, Inc.†#	592,400	3,690,652

X-Ray Equipment — 0.4%
Hologic, Inc.†	561,900	9,895,059

Total Long-Term Investment Securities
(cost $2,191,821,004)		2,303,861,715

SHORT-TERM INVESTMENT SECURITIES — 13.3%
Collective Investment Pool — 13.2%
Navigator Securities Lending Prime Portfolio(1)(5)	308,900,225	308,900,225

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.00% due 12/15/11(2)	$2,760,000	2,760,000

Total Short-Term Investment Securities
(cost $311,660,225)		311,660,225

REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(3) (cost $24,833,000)	24,833,000	24,833,000

TOTAL INVESTMENTS
(cost $2,528,314,229)(4)	113.1%	2,640,354,940
Liabilities in excess of other assets	(13.1)	(306,553,239)

NET ASSETS	100.0%	$2,333,801,701

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(2)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.
(5)	At November 30, 2011, the Fund had loaned securities with a total value of $320,249,273. This was secured by collateral of $308,900,225, which was received in cash and subsequently invested in short-term investments currently valued at $308,900,225 as reported in the portfolio of investments. The remaining collateral of $1,938,720 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	4.00% to 4.25%	02/15/12 to 08/15/15

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
350	Long	S&P Midcap 400 E-mini Index	December 2011	$30,726,357	$30,908,500	$182,143

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$184,971,181	$—	$—	$184,971,181
Other Industries*	2,118,890,534	—	—	2,118,890,534
Short-Term Investment Securities:
Collective Investment Pool	—	308,900,225	—	308,900,225
U.S. Government Treasuries	—	2,760,000	—	2,760,000
Repurchase Agreement	—	24,833,000	—	24,833,000
Other Financial Instruments:†
Open Futures Contracts - Appreciation	182,143	—	—	182,143

Total	$2,304,043,858	$336,493,225	$—	$2,640,537,083

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.4%
Oil Companies — Exploration & Production	4.5
Applications Software	4.3
Commercial Services	4.3
Medical Instruments	3.8
Electronic Components — Semiconductors	3.7
Consulting Services	3.6
Wireless Equipment	2.7
Multimedia	2.4
Distribution/Wholesale	2.4
Medical — Drugs	2.4
Vitamins & Nutrition Products	2.3
E-Commerce/Services	2.2
Transport — Services	2.2
Retail — Discount	1.9
Decision Support Software	1.8
Transactional Software	1.7
Computer Software	1.5
Retail — Restaurants	1.4
Metal — Diversified	1.2
Web Portals/ISP	1.2
Medical — Biomedical/Gene	1.2
Chemicals — Diversified	1.1
Medical Information Systems	1.1
Computer Services	1.1
E-Commerce/Products	1.0
Electric — Distribution	1.0
Internet Content — Information/News	1.0
Machinery — Electrical	1.0
Finance — Other Services	1.0
Diagnostic Equipment	1.0
Diagnostic Kits	1.0
Machinery — General Industrial	1.0
Oil Field Machinery & Equipment	1.0
Hazardous Waste Disposal	1.0
Commercial Services — Finance	1.0
Time Deposits	0.9
Semiconductor Components — Integrated Circuits	0.9
Schools	0.8
Finance — Investment Banker/Broker	0.8
Diversified Operations	0.8
Electric Products — Misc.	0.8
Retail — Sporting Goods	0.8
Agricultural Chemicals	0.7
Building Products — Cement	0.7
Electronic Measurement Instruments	0.7
Energy — Alternate Sources	0.7
Retail — Apparel/Shoe	0.7
Aerospace/Defense — Equipment	0.7
Food — Confectionery	0.7
Internet Content — Entertainment	0.7
Auto/Truck Parts & Equipment — Original	0.7
Retail — Hypermarkets	0.6
Retail — Gardening Products	0.6
Cellular Telecom	0.6
Television	0.6
Medical — Generic Drugs	0.6
Medical Products	0.6
Motorcycle/Motor Scooter	0.6
Engineering/R&D Services	0.6
Cosmetics & Toiletries	0.6
Internet Infrastructure Software	0.6
Oil & Gas Drilling	0.6
Broadcast Services/Program	0.6
Coal	0.5
Auto — Cars/Light Trucks	0.5
Entertainment Software	0.5
Industrial Automated/Robotic	0.5
Oil — Field Services	0.5

Banks — Commercial	0.5
Steel — Producers	0.5
Metal — Iron	0.5
Industrial Gases	0.5
Computers — Integrated Systems	0.5
Internet Security	0.4
X-Ray Equipment	0.4
Transport — Truck	0.4
Footwear & Related Apparel	0.4
Food — Retail	0.4
Telecommunication Equipment	0.4
Medical — HMO	0.4
Computers — Memory Devices	0.4
Dialysis Centers	0.4
Hotels/Motels	0.4
Pharmacy Services	0.4
Containers — Metal/Glass	0.4
Auto — Heavy Duty Trucks	0.3
Beverages — Non-alcoholic	0.3
Apparel Manufacturers	0.3
Toys	0.3
Machinery — Construction & Mining	0.3
Banks — Super Regional	0.3
Insurance — Property/Casualty	0.3
Chemicals — Specialty	0.3
Non — Hazardous Waste Disposal	0.2
Machine Tools & Related Products	0.2
Machinery — Pumps	0.2
Advertising Agencies	0.2
Diversified Manufacturing Operations	0.1
Investment Management/Advisor Services	0.1
Motion Pictures & Services	0.1
Internet Application Software	0.1
Physicians Practice Management	0.1

115.2%

*	Calculated as a percentage of net assets.

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.#	45,560	$427,353

Aerospace/Defense - Equipment — 0.7%
BE Aerospace, Inc.†	37,180	1,448,161
Goodrich Corp.	3,220	392,872

		1,841,033

Agricultural Chemicals — 0.7%
Intrepid Potash, Inc.†#	84,725	1,962,231

Apparel Manufacturers — 0.3%
Ralph Lauren Corp.	5,640	800,090

Applications Software — 4.3%
Citrix Systems, Inc.†	21,292	1,520,036
Red Hat, Inc.†	112,748	5,646,420
Salesforce.com, Inc.†#	28,415	3,364,904
SuccessFactors, Inc.†#	37,005	947,328

		11,478,688

Auto - Heavy Duty Trucks — 0.3%
Navistar International Corp.†	24,500	912,135

Auto/Truck Parts & Equipment - Original — 0.7%
BorgWarner, Inc.†#	26,720	1,761,382

Banks - Commercial — 0.5%
Zions Bancorporation#	81,680	1,314,231

Banks - Super Regional — 0.3%
Fifth Third Bancorp#	60,515	731,626

Beverages - Non - alcoholic — 0.3%
Coca - Cola Enterprises, Inc.	33,620	878,154

Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	27,025	1,134,510
Scripps Networks Interactive, Inc., Class A	10,565	420,698

		1,555,208

Building Products - Cement — 0.7%
Martin Marietta Materials, Inc.#	24,144	1,889,509

Cellular Telecom — 0.6%
Millicom International Cellular SA SDR(1)	15,165	1,641,234

Chemicals - Diversified — 1.1%
Celanese Corp., Series A	10,585	492,097
Rockwood Holdings, Inc.†	55,898	2,490,815

		2,982,912

Chemicals - Specialty — 0.3%
International Flavors & Fragrances, Inc.	13,045	707,822

Coal — 0.5%
Arch Coal, Inc.	35,750	585,942
Consol Energy, Inc.	20,590	857,368

		1,443,310

Commercial Services — 4.3%
Edenred(1)	229,976	6,133,969
Intertek Group PLC(1)	83,807	2,540,705
Weight Watchers International, Inc.#	46,877	2,754,961

		11,429,635

Commercial Services - Finance — 1.0%
Morningstar, Inc.#	41,909	2,525,017

Computer Services — 1.1%
IHS, Inc., Class A†#	31,665	2,798,553

Security Description	Shares	Value (Note 2)

Computer Software — 1.5%
Akamai Technologies, Inc.†#	137,591	$3,977,756

Computers - Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	220,900	1,188,442

Computers - Memory Devices — 0.4%
Western Digital Corp.†	34,575	1,005,095

Consulting Services — 3.6%
Gartner, Inc.†	69,904	2,644,468
Qualicorp SA†	293,820	2,477,814
Verisk Analytics, Inc., Class A†	111,146	4,365,815

		9,488,097

Containers - Metal/Glass — 0.4%
Owens - Illinois, Inc.†#	48,020	937,831

Cosmetics & Toiletries — 0.6%
Natura Cosmeticos SA	79,315	1,592,133

Decision Support Software — 1.8%
MSCI, Inc., Class A†#	137,751	4,649,096

Diagnostic Equipment — 1.0%
Gen - Probe, Inc.†	41,905	2,639,596

Diagnostic Kits — 1.0%
IDEXX Laboratories, Inc.†#	34,815	2,617,740

Dialysis Centers — 0.4%
DaVita, Inc.†	13,170	1,003,291

Distribution/Wholesale — 2.4%
Fastenal Co.#	135,074	5,625,832
Fossil, Inc.†#	8,415	753,900

		6,379,732

Diversified Manufacturing Operations — 0.1%
Cooper Industries PLC	6,795	377,326

Diversified Operations — 0.8%
Leucadia National Corp.#	91,891	2,152,087

E - Commerce/Products — 1.0%
MercadoLibre, Inc.#	8,783	770,181
Netflix, Inc.†#	30,526	1,969,843

		2,740,024

E - Commerce/Services — 1.1%
Alibaba.com, Ltd.(1)	855,600	884,370
Ctrip.com International, Ltd. ADR†#	61,038	1,660,234
Groupon, Inc., Class A†#	23,456	410,480

		2,955,084

Electric Products - Misc. — 0.8%
AMETEK, Inc.	49,815	2,134,075

Electric - Distribution — 1.0%
Brookfield Infrastructure Partners LP	105,028	2,693,968

Electronic Components - Semiconductors — 3.7%
Altera Corp.	26,795	1,009,368
ARM Holdings PLC ADR#	105,535	2,983,474
Avago Technologies, Ltd.	27,765	830,729
First Solar, Inc.†#	30,968	1,482,129
Microchip Technology, Inc.#	29,995	1,047,125
NVIDIA Corp.†#	37,512	586,313
ON Semiconductor Corp.†	146,940	1,106,458
Skyworks Solutions, Inc.†	32,300	526,813
Xilinx, Inc.	9,055	296,189

		9,868,598

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	50,145	$1,880,437

Energy - Alternate Sources — 0.7%
Covanta Holding Corp.	123,974	1,850,932

Engineering/R&D Services — 0.6%
KBR, Inc.	55,155	1,593,979

Finance - Investment Banker/Broker — 0.8%
Greenhill & Co., Inc.#	29,170	1,124,795
Lazard, Ltd., Class A	30,730	793,449
TD Ameritrade Holding Corp.	15,320	249,563

		2,167,807

Finance - Other Services — 1.0%
IntercontinentalExchange, Inc.†	19,715	2,399,710
NASDAQ OMX Group, Inc.†	10,045	263,681

		2,663,391

Food - Confectionery — 0.7%
Hershey Co.#	17,580	1,014,015
J.M. Smucker Co.	10,840	823,623

		1,837,638

Food - Retail — 0.4%
Whole Foods Market, Inc.	15,850	1,079,385

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†#	9,990	1,088,361

Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†#	31,307	2,536,493

Hotel/Motels — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	20,740	988,883

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.#	18,390	1,379,802

Industrial Gases — 0.5%
Airgas, Inc.	15,545	1,196,188

Insurance - Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	18,890	713,475

Internet Content - Entertainment — 0.7%
Renren, Inc. ADR†#	34,795	128,741
Youku.com, Inc. ADR†#	84,437	1,649,055

		1,777,796

Internet Content - Information/News — 1.0%
LinkedIn Corp., Class A†#	40,566	2,674,516

Internet Infrastructure Software — 0.6%
TIBCO Software, Inc.†	57,620	1,578,788

Internet Security — 0.4%
Symantec Corp.†	72,005	1,177,282

Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	14,715	297,979

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	15,215	579,844

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	8,470	773,142

Machinery - Electrical — 1.0%
Schindler Holding AG(1)	22,260	2,671,719

Machinery - General Industrial — 1.0%
Gardner Denver, Inc.	17,820	1,527,530

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Roper Industries, Inc.#	12,390	$1,055,504

		2,583,034

Machinery - Pumps — 0.2%
Flowserve Corp.	4,360	448,077

Medical Information Systems — 1.1%
athenahealth, Inc.†#	29,430	1,748,142
Cerner Corp.†	18,270	1,114,105

		2,862,247

Medical Instruments — 3.8%
Edwards Lifesciences Corp.†	9,615	634,878
Intuitive Surgical, Inc.†	13,766	5,977,335
St. Jude Medical, Inc.	30,340	1,166,270
Techne Corp.	32,124	2,168,049

		9,946,532

Medical Products — 0.6%
Cooper Cos., Inc.	18,750	1,148,625
Sirona Dental Systems, Inc.†	10,565	469,509

		1,618,134

Medical - Biomedical/Gene — 1.2%
Illumina, Inc.†#	79,887	2,222,456
Inhibitex, Inc.†	18,435	269,151
Seattle Genetics, Inc.†#	34,495	573,652

		3,065,259

Medical - Drugs — 2.4%
Ironwood Pharmaceuticals, Inc.†#	168,630	2,035,364
Shire PLC ADR#	13,120	1,329,319
Valeant Pharmaceuticals International, Inc.†#	64,486	2,979,898

		6,344,581

Medical - Generic Drugs — 0.6%
Watson Pharmaceuticals, Inc.†#	25,080	1,620,670

Medical - HMO — 0.4%
Centene Corp.†#	26,505	1,026,009

Metal - Diversified — 1.2%
Lynas Corp., Ltd.†(1)	631,816	852,973
Molycorp, Inc.†#	70,753	2,394,989

		3,247,962

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.#	18,765	1,272,455

Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A†#	8,820	290,354

Motorcycle/Motor Scooter — 0.6%
Harley - Davidson, Inc.	43,455	1,597,840

Multimedia — 2.4%
FactSet Research Systems, Inc.#	27,943	2,605,126
McGraw - Hill Cos., Inc.#	88,645	3,785,141

		6,390,267

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	21,825	599,096

Oil & Gas Drilling — 0.6%
Rowan Cos., Inc.†	46,155	1,565,116

Oil Companies - Exploration & Production — 4.5%
Cabot Oil & Gas Corp.	13,575	1,202,609
Energy XXI Bermuda, Ltd.†#	21,320	670,301

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Pioneer Natural Resources Co.	23,165	$2,190,019
Range Resources Corp.#	67,639	4,850,393
Ultra Petroleum Corp.†#	80,951	2,850,285

		11,763,607

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	47,025	2,538,880

Oil - Field Services — 0.5%
Weatherford International, Ltd.†	89,785	1,361,141

Pharmacy Services — 0.4%
SXC Health Solutions Corp.†	16,520	971,706

Physicians Practice Management — 0.1%
Mednax, Inc.†#	3,825	257,805

Retail - Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†#	31,574	1,569,228
Vera Bradley, Inc.†#	7,120	273,408

		1,842,636

Retail - Discount — 1.9%
Dollar Tree, Inc.†#	60,974	4,968,771

Retail - Gardening Products — 0.6%
Tractor Supply Co.#	22,975	1,659,484

Retail - Hypermarkets — 0.6%
Sun Art Retail Group, Ltd.†(1)	1,203,000	1,687,525

Retail - Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†#	4,455	1,432,550
Dunkin’ Brands Group, Inc.†#	94,334	2,386,650

		3,819,200

Retail - Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.#	52,780	2,074,782

Schools — 0.8%
DeVry, Inc.#	17,345	598,576
New Oriental Education & Technology Group ADR†	65,050	1,641,862

		2,240,438

Semiconductor Components - Integrated Circuits — 0.9%
Analog Devices, Inc.	15,650	545,559
Atmel Corp.†#	41,310	366,420
Linear Technology Corp.#	10,485	321,155
Marvell Technology Group, Ltd.†	73,540	1,038,385

		2,271,519

Steel - Producers — 0.5%
Carpenter Technology Corp.#	24,110	1,305,315

Telecommunication Equipment — 0.4%
Juniper Networks, Inc.†	46,170	1,048,521

Television — 0.6%
CBS Corp., Class B	62,450	1,626,198

Toys — 0.3%
Hasbro, Inc.	21,710	777,435

Transactional Software — 1.7%
Solera Holdings, Inc.	93,911	4,443,868

Transport - Services — 2.2%
C.H. Robinson Worldwide, Inc.#	31,972	2,190,401
Expeditors International of Washington, Inc.#	81,678	3,553,810

		5,744,211

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.4%
J.B. Hunt Transport Services, Inc.	25,630	$1,171,804

Vitamins & Nutrition Products — 2.3%
Mead Johnson Nutrition Co.	79,310	5,976,802

Web Portals/ISP — 1.2%
Yandex NV, Class A†#	144,144	3,168,285

Wireless Equipment — 2.7%
Motorola Solutions, Inc.	154,321	7,202,161

X - Ray Equipment — 0.4%
Hologic, Inc.†	66,550	1,171,945

Total Common Stock
(cost $248,107,805)		255,559,603

CONVERTIBLE PREFERRED STOCK — 1.6%
Auto - Cars/Light Trucks — 0.5%
Better Place LLC Series B†(2)(3)(4)	314,972	1,429,975

E - Commerce/Services — 1.1%
Groupon, Inc. Series G†(2)(3)(4)	179,588	2,907,530

Total Convertible Preferred Stock
(cost $2,205,727)		4,337,505

PREFERRED STOCK — 0.6%
Entertainment Software — 0.5%
Zynga Game Network, Inc. Series C(2)(3)(4)	98,966	1,388,405

Internet Application Software — 0.1%
Workday, Inc. Series F(2)(3)(4)	20,604	273,209

Total Preferred Stock
(cost $1,661,614)		1,661,614

Total Long - Term Investment Securities
(cost $251,975,146)		261,558,722

SHORT - TERM INVESTMENT SECURITIES — 16.3%
Collective Investment Pool — 15.4%
Navigator Securities Lending Prime Portfolio(5)(6)	40,498,065	40,498,065

Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$2,431,000	2,431,000

Total Short - Term Investment Securities
(cost $42,929,065)		42,929,065

TOTAL INVESTMENTS
(cost $294,904,211)(7)	115.2%	304,487,787
Liabilities in excess of other assets	(15.2)	(40,187,999)

NET ASSETS —	100.0%	$264,299,788

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $16,412,495 representing 6.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $5,999,119 representing 2.3% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B Convertible Preferred Stock	01/25/10	262,477	$787,431
	11/30/11	52,495	—

		314,972	$787,431	$1,429,975	$4.54	0.54%

Groupon, Inc. Series G Convertible Preferred Stock	11/02/11	179,588	1,418,296	2,907,530	16.19	1.10%
Workday, Inc. Series F Preferred Stock	10/12/11	20,604	273,209	273,209	13.26	0.10%
Zynga Game Network, Inc. Series C Preferred Stock	02/17/11	49,483	1,388,405
	04/18/11	49,483	–

		98,966	1,388,405	1,388,405	14.03	0.53%

				$5,999,119		2.27%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	At November 30, 2011, the Fund had loaned securities with a total value of $42,312,424. This was secured by collateral of $40,498,065 which was received in cash and subsequently invested in short-term investments currently valued at $40,498,065 as reported in the portfolio of investments. The remaining collateral of $791,386 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.29% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/25/41
United States Treasury Notes/Bonds	0.75% to 1.88%	04/30/12 to 07/15/19

(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

SDR—Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$239,147,108	$16,412,495	#	$—	$255,559,603
Convertible Preferred Stock	—	2,907,530		1,429,975	4,337,505
Preferred Stock	—	—		1,661,614	1,661,614
Short-Term Investment Securities:
Collective Investment Pool	—	40,498,065		—	40,498,065
Time Deposits	—	2,431,000		—	2,431,000

Total	$239,147,108	$62,249,090		$3,091,589	$304,487,787

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $16,412,495 representing 6.2% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$3,532,844	$1,388,405
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	642,544	—
Change in unrealized depreciation(1)	(1,327,117)	—
Net purchases	—	273,209
Net sales	(1,418,296)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 11/30/2011	$1,429,975	$1,661,614

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Convertible Preferred Stock	Preferred Stock
$642,544	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

U.S. Government Agencies	59.6%
Repurchase Agreement	17.2
Money Center Banks	5.9
U.S. Government Treasuries	5.4
Commercial Banks — Canadian	4.0
Super — Regional Banks — US	4.0
Finance	2.1
Diversified Financial Services	1.8

100.0%

Weighted Average Days to Maturity	44.5

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 82.8%
Certificates of Deposit — 10.0%
Citibank NA 0.21% due 01/30/12	$7,800,000	$7,800,000
Rabobank Nederland NV 0.36% due 01/13/12	8,750,000	8,751,671
Royal Bank of Canada FRS 0.29% due 06/18/12	9,250,000	9,250,000
Royal Bank of Canada FRS 0.40% due 07/09/12	8,000,000	8,000,898
UBS AG Stamford CT 0.37% due 03/06/12	9,150,000	9,150,000

Total Certificates of Deposit
(amortized cost $42,952,569)		42,952,569

U.S. Corporate Bonds & Notes — 7.8%
Bank of America NA 0.25% due 12/15/11	9,000,000	9,000,000
Bear Stearns Cos. LLC FRS 0.62% due 02/01/12	8,250,000	8,252,630
General Electric Capital Corp. FRS 0.51% due 04/10/12	9,020,000	9,024,151
JPMorgan Chase & Co. FRS 0.58% due 02/22/12	7,300,000	7,301,878

Total U.S. Corporate Bonds & Notes
(amortized cost $33,578,659)		33,578,659

U.S. Government Agencies — 59.6%
Federal Farm Credit Bank FRS
0.16% due 10/19/12	7,000,000	6,999,382
0.21% due 05/23/12	6,300,000	6,301,829
0.23% due 03/27/12	7,050,000	7,049,775
0.23% due 02/11/13	16,000,000	16,000,000
0.23% due 08/17/12	2,400,000	2,399,827
0.26% due 11/13/12	2,000,000	2,000,972
Federal Home Loan Bank
0.01% due 01/20/12	18,000,000	17,999,750
0.02% due 02/27/12	8,000,000	7,999,562
0.03% due 01/20/12	4,000,000	3,999,833
0.03% due 02/15/12	10,000,000	9,999,472
0.03% due 03/16/12	5,000,000	4,999,558
0.08% due 04/16/12	3,000,000	2,999,087
0.09% due 04/13/12	3,300,000	3,298,894
0.11% due 02/08/12	7,400,000	7,398,440
0.11% due 08/01/12	4,200,000	4,196,869
0.12% due 03/01/12	3,500,000	3,498,938
0.12% due 06/25/12	11,450,000	11,442,099
0.17% due 01/04/12	6,500,000	6,498,956
0.19% due 10/03/12	3,000,000	2,995,139
Federal Home Loan Bank FRS
0.14% due 07/13/12	9,000,000	8,999,723
0.28% due 01/12/12	17,000,000	17,000,000
0.29% due 01/20/12	8,500,000	8,499,884
0.30% due 12/15/11	8,800,000	8,800,000
0.35% due 02/17/12	4,200,000	4,199,535
Federal Home Loan Mtg. Corp.
0.10% due 01/18/12	5,000,000	4,999,333
0.11% due 12/15/11	2,700,000	2,699,885
0.11% due 01/31/12	5,000,000	4,999,068
0.15% due 02/15/12	7,500,000	7,497,625
0.16% due 04/27/12	5,290,000	5,286,520
0.20% due 12/07/11	1,900,000	1,899,937
0.20% due 12/14/11	1,500,000	1,499,892
0.21% due 12/06/11	3,750,000	3,749,891
Federal Home Loan Mtg. Corp. FRS
0.21% due 08/10/12	8,660,000	8,658,499
0.22% due 10/12/12	1,000,000	1,000,346

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal National Mtg. Assoc.
0.04% due 12/20/11	$450,000	$449,991
0.10% due 12/02/11	3,000,000	2,999,992
0.10% due 01/04/12	9,000,000	8,999,192
0.14% due 02/17/12	10,000,000	9,996,967
0.15% due 01/17/12	3,640,000	3,639,287
0.16% due 01/03/12	13,100,000	13,098,739

Total U.S. Government Agencies
(amortized cost $257,052,688)		257,052,688

U.S. Government Treasuries — 5.4%
United States Treasury Bills
0.02% due 12/22/11	11,500,000	11,499,899
0.02% due 03/01/12	3,300,000	3,299,875
0.10% due 12/22/11	1,420,000	1,419,921
0.11% due 12/08/11	3,250,000	3,249,931
United States Treasury Notes 1.88% due 06/15/12	3,630,000	3,662,151

Total U.S. Government Treasuries
(amortized cost $23,131,777)		23,131,777

Total Short-Term Investment Securities — 82.8%
(amortized cost $356,715,693)		356,715,693

REPURCHASE AGREEMENT — 17.2%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $74,104,000)	74,104,000	74,104,000

TOTAL INVESTMENTS —
(amortized cost $430,819,693)(2)	100.0%	430,819,693
Other assets less liabilities	0.0	1,354

NET ASSETS	100.0%	$430,821,047

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$42,952,569	$—	$42,952,569
U.S. Corporate Bonds & Notes	—	33,578,659	—	33,578,659
U.S. Government Agencies	—	257,052,688	—	257,052,688
U.S. Government Treasuries	—	23,131,777	—	23,131,777
Repurchase Agreement	—	74,104,000	—	74,104,000

Total	$—	$430,819,693	$—	$430,819,693

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Computers	15.0%
Applications Software	9.8
Web Portals/ISP	8.0
Electronic Components — Semiconductors	7.2
Enterprise Software/Service	6.7
Medical — Biomedical/Gene	6.5
Collective Investment Pool	5.8
E-Commerce/Products	4.9
Semiconductor Components — Integrated Circuits	4.4
Networking Products	3.9
Cable/Satellite TV	3.1
Repurchase Agreements	2.6
Retail — Discount	1.8
E-Commerce/Services	1.7
Medical — Generic Drugs	1.4
Commercial Services — Finance	1.4
Computers — Memory Devices	1.2
Retail — Restaurants	1.2
Multimedia	1.2
Cellular Telecom	1.1
Semiconductor Equipment	1.0
Computer Services	0.9
Pharmacy Services	0.9
Entertainment Software	0.8
Transport — Services	0.8
Internet Security	0.7
Medical Instruments	0.6
Retail — Bedding	0.6
Casino Hotels	0.6
Auto — Heavy Duty Trucks	0.6
Retail — Apparel/Shoe	0.6
Internet Infrastructure Software	0.6
Electronic Forms	0.5
Distribution/Wholesale	0.5
Food — Retail	0.5
Electronic Components-Misc.	0.4
Retail — Auto Parts	0.4
Medical Information Systems	0.4
Retail — Office Supplies	0.4
Toys	0.4
Machinery — Construction & Mining	0.4
Data Processing/Management	0.3
Beverages — Wine/Spirits	0.3
Chemicals — Specialty	0.3
Computer Aided Design	0.3
U.S. Government Treasuries	0.3
Radio	0.3
Hazardous Waste Disposal	0.3
Telecom Services	0.3
Schools	0.3
Retail — Major Department Stores	0.2
Medical Products	0.2
Dental Supplies & Equipment	0.2
Electronic Measurement Instruments	0.2
Energy — Alternate Sources	0.2
Therapeutics	0.1
Diagnostic Kits	0.1

105.4%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Applications Software — 9.8%
Check Point Software Technologies, Ltd.†#	11,085	$613,444
Citrix Systems, Inc.†	10,054	717,755
Intuit, Inc.	16,234	864,298
Microsoft Corp.	447,398	11,444,441

		13,639,938

Auto - Heavy Duty Trucks — 0.6%
PACCAR, Inc.#	19,518	791,845

Beverages - Wine/Spirits — 0.3%
Green Mountain Coffee Roasters, Inc.†#	8,175	428,615

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	111,586	2,529,655
DIRECTV, Class A†#	39,424	1,861,601

		4,391,256

Casino Hotels — 0.6%
Wynn Resorts, Ltd.#	6,672	804,376

Cellular Telecom — 1.1%
NII Holdings, Inc.†#	9,137	210,243
Vodafone Group PLC ADR	47,989	1,302,901

		1,513,144

Chemicals - Specialty — 0.3%
Sigma - Aldrich Corp.#	6,519	422,496

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	26,149	1,335,953
Paychex, Inc.#	19,367	563,773

		1,899,726

Computer Aided Design — 0.3%
Autodesk, Inc.†#	12,218	416,267

Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	16,215	1,092,080
Infosys Technologies, Ltd. ADR#	4,496	232,084

		1,324,164

Computers — 15.0%
Apple, Inc.†	49,506	18,921,193
Dell, Inc.†	97,423	1,535,387
Research In Motion, Ltd.†	27,821	496,883

		20,953,463

Computers - Memory Devices — 1.2%
NetApp, Inc.†	19,886	732,401
SanDisk Corp.†	12,775	629,935
Seagate Technology PLC#	22,404	383,109

		1,745,445

Data Processing/Management — 0.3%
Fiserv, Inc.†	7,559	435,852

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	7,547	272,522

Diagnostic Kits — 0.1%
QIAGEN NV†#	12,491	186,241

Distribution/Wholesale — 0.5%
Fastenal Co.	15,759	656,362

E - Commerce/Products — 4.9%
Amazon.com, Inc.†	24,240	4,661,110
eBay, Inc.†	68,819	2,036,354
Netflix, Inc.†#	2,805	181,007

		6,878,471

Security Description	Shares	Value (Note 2)

E - Commerce/Services — 1.7%
Ctrip.com International, Ltd. ADR#	7,840	$213,248
Expedia, Inc.#	13,278	369,327
Liberty Interactive Corp., Class A†	30,581	497,247
priceline.com, Inc.†	2,658	1,291,496

		2,371,318

Electronic Components - Misc. — 0.4%
Flextronics International, Ltd.†	39,062	233,200
Garmin, Ltd.#	10,364	379,219

		612,419

Electronic Components - Semiconductors — 7.2%
Altera Corp.#	17,302	651,766
Broadcom Corp., Class A†	25,685	779,411
Intel Corp.	280,402	6,984,814
Microchip Technology, Inc.#	10,178	355,314
Micron Technology, Inc.†#	53,612	321,136
NVIDIA Corp.†#	32,239	503,896
Xilinx, Inc.#	14,159	463,141

		10,059,478

Electronic Forms — 0.5%
Adobe Systems, Inc.†	26,372	723,120

Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.#	8,530	229,116

Energy - Alternate Sources — 0.2%
First Solar, Inc.†#	4,609	220,587

Enterprise Software/Service — 6.7%
BMC Software, Inc.†	9,373	334,241
CA, Inc.#	26,951	571,361
Oracle Corp.	270,134	8,468,701

		9,374,303

Entertainment Software — 0.8%
Activision Blizzard, Inc.#	61,026	757,943
Electronic Arts, Inc.†	17,619	408,585

		1,166,528

Food - Retail — 0.5%
Whole Foods Market, Inc.#	9,462	644,362

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	4,598	372,530

Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†#	9,846	284,648
F5 Networks, Inc.†#	4,311	487,272

		771,920

Internet Security — 0.7%
Symantec Corp.†	40,036	654,589
VeriSign, Inc.#	8,886	298,392

		952,981

Machinery - Construction & Mining — 0.4%
Joy Global, Inc.	5,609	511,990

Medical Information Systems — 0.4%
Cerner Corp.†#	9,027	550,466

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	2,087	906,196

Medical Products — 0.2%
Henry Schein, Inc.†#	4,935	317,518

Medical - Biomedical/Gene — 6.5%
Alexion Pharmaceuticals, Inc.†#	9,854	676,576

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Amgen, Inc.	49,346	$2,857,627
Biogen Idec, Inc.†	12,952	1,488,832
Celgene Corp.†#	24,500	1,545,460
Gilead Sciences, Inc.†	41,196	1,641,660
Illumina, Inc.†#	6,640	184,725
Life Technologies Corp.†	9,637	373,241
Vertex Pharmaceuticals, Inc.†	11,112	322,137

		9,090,258

Medical - Generic Drugs — 1.4%
Mylan, Inc.†#	22,762	444,542
Teva Pharmaceutical Industries, Ltd. ADR	37,355	1,479,631

		1,924,173

Multimedia — 1.2%
News Corp., Class A	97,635	1,702,754

Networking Products — 3.9%
Cisco Systems, Inc.	293,709	5,474,736

Pharmacy Services — 0.9%
Express Scripts, Inc.†#	26,070	1,190,096

Radio — 0.3%
Sirius XM Radio, Inc.†#	210,886	379,595

Retail - Apparel/Shoe — 0.6%
Ross Stores, Inc.	6,245	556,367
Urban Outfitters, Inc.†#	8,412	226,956

		783,323

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†	7,259	560,685

Retail - Bedding — 0.6%
Bed Bath & Beyond, Inc.†	13,311	805,449

Retail - Discount — 1.8%
Costco Wholesale Corp.	23,379	1,994,229
Dollar Tree, Inc.†#	6,515	530,907

		2,525,136

Retail - Major Department Stores — 0.2%
Sears Holdings Corp.†#	5,709	344,424

Retail - Office Supplies — 0.4%
Staples, Inc.#	37,871	545,721

Retail - Restaurants — 1.2%
Starbucks Corp.	39,842	1,732,330

Schools — 0.3%
Apollo Group, Inc., Class A†	7,331	355,407

Semiconductor Components - Integrated Circuits — 4.4%
Linear Technology Corp.#	12,170	372,767
Marvell Technology Group, Ltd.†	32,649	461,004
Maxim Integrated Products, Inc.	15,743	403,808
QUALCOMM, Inc.	89,698	4,915,450

		6,153,029

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	70,356	758,437
KLA - Tencor Corp.#	8,918	411,120
Lam Research Corp.†	6,610	269,490

		1,439,047

Telecom Services — 0.3%
Virgin Media, Inc.#	16,783	371,911

Security Description	Shares/ Principal Amount	Value (Note 2)

Therapeutics — 0.1%
Warner Chilcott PLC, Class A†#	13,568	$213,289

Toys — 0.4%
Mattel, Inc.#	18,310	527,511

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.#	8,806	603,299
Expeditors International of Washington, Inc.#	11,325	492,751

		1,096,050

Web Portals/ISP — 8.0%
Baidu, Inc. ADR†	14,481	1,896,866
Google, Inc., Class A†	13,575	8,136,719
Yahoo!, Inc.†	67,423	1,059,216

		11,092,801

Total Long-Term Investment Securities
(cost $109,943,255)		134,852,740

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Collective Investment Pool — 5.8%
Navigator Securities Lending Prime Portfolio(1)(2)	8,076,122	8,076,122

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.00% due 12/15/11(3)	$400,000	400,000

Total Short-Term Investment Securities
(cost $8,476,122)		8,476,122

REPURCHASE AGREEMENT — 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $3,703,000)	3,703,000	3,703,000

TOTAL INVESTMENTS
(cost $122,122,377)(5)	105.4%	147,031,862
Liabilities in excess of other assets	(5.4)	(7,569,260)

NET ASSETS	100.0%	$139,462,602

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $8,716,826. This was secured by collateral of $8,076,122, which was received in cash and subsequently invested in short-term investments currently valued at $8,076,122 as reported in the portfolio of investments. The remaining collateral of $493,464 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/14
Federal Home Loan Mortgage Corp.	0.26% to 5.00%	01/10/13 - 06/15/40
Federal National Mortgage Association	4.00%	08/25/41
United States Treasury Bills	zero coupon	12/22/11
United States Treasury Notes/Bonds	0.75% to 6.75%	04/30/12 - 08/15/40

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
95	Long	Nasdaq 100 E-mini Index	December 2011	$4,382,665	$4,360,500	$(22,168)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$13,639,938	$—	$—	$13,639,938
Computers	20,953,463	—	—	20,953,463
Electronic Components-Semiconductors	10,059,478	—	—	10,059,478
Enterprise Software/Service	9,374,303	—	—	9,374,303
Medical — Biomedical/Gene	9,090,258	—	—	9,090,258
Web Portals/ISP	11,092,801	—	—	11,092,801
Other Industries*	60,642,499	—	—	60,642,499
Short-Term Investment Securities:
Collective Investment Pool	—	8,076,122	—	8,076,122
U.S. Government Treasuries	—	400,000	—	400,000
Repurchase Agreement	—	3,703,000	—	3,703,000

Totals	$134,852,740	$12,179,122	$—	$147,031,862

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts — Depreciation	$22,168	$—	$—	$22,168

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Computers	10.9%
Web Portals/ISP	9.5
Electronic Components — Semiconductors	9.3
Applications Software	8.7
Collective Investment Pool	8.7
Enterprise Software/Service	6.4
Networking Products	4.6
Semiconductor Components — Integrated Circuits	4.1
Commercial Services — Finance	4.0
Wireless Equipment	3.5
Computers — Memory Devices	2.9
Computer Services	2.9
Semiconductor Equipment	2.8
E-Commerce/Services	2.7
Time Deposits	1.9
Internet Infrastructure Software	1.8
E-Commerce/Products	1.7
Toys	1.6
Electric Products — Misc.	1.3
Telecom Equipment — Fiber Optics	1.3
Computer Aided Design	1.1
Telecommunication Equipment	1.1
Web Hosting/Design	1.1
Internet Content — Information/News	1.1
Commercial Services	1.0
Entertainment Software	0.8
Software Tools	0.8
Consulting Services	0.7
Computer Software	0.7
Electronic Forms	0.7
E-Services/Consulting	0.7
Internet Content — Entertainment	0.6
Auto — Cars/Light Trucks	0.6
Computers — Periphery Equipment	0.6
Multimedia	0.5
Medical Information Systems	0.5
Internet Security	0.5
Metal Processors & Fabrication	0.4
Computers — Integrated Systems	0.4
Electronic Security Devices	0.4
Electronic Components — Misc.	0.3
Medical Instruments	0.3
Electronic Parts Distribution	0.3
Virtual Reality Products	0.3
Data Processing/Management	0.3
Registered Investment Companies	0.3
Advanced Materials	0.3
Medical — Biomedical/Gene	0.3
Electronic Measurement Instruments	0.2
Agricultural Chemicals	0.2
Medical Products	0.2
Internet Application Software	0.2
Instruments — Scientific	0.2
Internet Connectivity Services	0.1
Television	0.1
Electric — Distribution	0.1

108.6%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Advanced Materials — 0.3%
STR Holdings, Inc.†#	210,600	$1,929,096

Agricultural Chemicals — 0.2%
Monsanto Co.	22,600	1,659,970

Applications Software — 8.7%
Citrix Systems, Inc.†	40,641	2,901,361
Intuit, Inc.	198,930	10,591,033
Microsoft Corp.	1,197,025	30,619,900
Nuance Communications, Inc.†	173,235	4,258,116
Red Hat, Inc.†	53,542	2,681,383
Salesforce.com, Inc.†#	114,208	13,524,512

		64,576,305

Auto - Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†#	134,225	4,394,527

Commercial Services — 1.0%
Alliance Data Systems Corp.†#	61,973	6,346,655
ExlService Holdings, Inc.†#	52,386	1,393,468

		7,740,123

Commercial Services - Finance — 4.0%
Automatic Data Processing, Inc.#	145,610	7,439,215
Mastercard, Inc., Class A	13,625	5,103,244
Visa, Inc., Class A	115,026	11,154,071
Western Union Co.	338,950	5,911,288

		29,607,818

Computer Aided Design — 1.1%
Autodesk, Inc.†	247,200	8,422,104

Computer Services — 2.9%
Accenture PLC, Class A#	86,128	4,989,395
Cognizant Technology Solutions Corp., Class A†	96,755	6,516,449
International Business Machines Corp.	51,519	9,685,572

		21,191,416

Computer Software — 0.7%
Akamai Technologies, Inc.†	178,880	5,171,421

Computers — 10.9%
Advantech Co., Ltd.(1)	548,000	1,531,786
Apple, Inc.†	139,651	53,374,612
Dell, Inc.†	656,100	10,340,136
Hewlett - Packard Co.#	553,090	15,458,866

		80,705,400

Computers - Integrated Systems — 0.4%
Teradata Corp.†#	56,822	3,081,457

Computers - Memory Devices — 2.9%
EMC Corp.†	465,310	10,706,783
NetApp, Inc.†#	82,300	3,031,109
SanDisk Corp.†	140,535	6,929,781
Spansion, Inc., Class A†	81,202	709,705

		21,377,378

Computers - Periphery Equipment — 0.6%
Synaptics, Inc.†#	130,000	4,219,800

Consulting Services — 0.7%
Genpact, Ltd.†	175,302	2,729,452
Huron Consulting Group, Inc.†#	80,555	2,796,870

		5,526,322

Data Processing/Management — 0.3%
CommVault Systems, Inc.†#	39,800	1,975,274

Security Description	Shares	Value (Note 2)

E - Commerce/Products — 1.7%
Amazon.com, Inc.†#	63,760	$12,260,410

E - Commerce/Services — 2.6%
Ctrip.com International, Ltd. ADR†	55,800	1,517,760
eBay, Inc.†	165,055	4,883,977
Groupon, Inc., Class A†	11,100	194,250
Groupon, Inc. Series G†(2)(3)(4)	39,859	2,581,269
Liberty Interactive Corp., Class A†#	220,900	3,591,834
priceline.com, Inc.†#	14,445	7,018,681

		19,787,771

E - Services/Consulting — 0.7%
Sapient Corp.	414,874	5,094,653

Electric Products - Misc. — 1.3%
Hitachi, Ltd.#(1)	1,752,000	9,817,277

Electronic Components - Misc. — 0.3%
E Ink Holdings, Inc.(1)	435,000	803,040
Hon Hai Precision Industry Co., Ltd.(1)	615,000	1,669,429

		2,472,469

Electronic Components - Semiconductors — 9.3%
Advanced Micro Devices, Inc.†#	399,000	2,270,310
Applied Micro Circuits Corp.†#	313,300	2,337,218
Broadcom Corp., Class A†#	36,200	1,098,489
Cavium, Inc.†#	28,120	917,837
Cree, Inc.†#	56,800	1,413,184
Intel Corp.	379,595	9,455,711
Intersil Corp., Class A#	136,400	1,449,932
First Solar, Inc.†#	98,700	4,723,782
MEMC Electronic Materials, Inc.†#	216,800	904,056
Micron Technology, Inc.†#	1,535,500	9,197,645
NVIDIA Corp.†#	372,800	5,826,864
ON Semiconductor Corp.†#	759,600	5,719,788
Rovi Corp.†#	74,103	2,056,358
Samsung Electronics Co., Ltd.(1)	2,477	2,248,790
Samsung Electronics Co., Ltd. GDR†*	21,155	9,653,027
Spreadtrum Communications, Inc. ADR	148,980	3,687,255
Texas Instruments, Inc.	191,690	5,769,869

		68,730,115

Electronic Forms — 0.7%
Adobe Systems, Inc.†	188,400	5,165,928

Electronic Measurement Instruments — 0.2%
Chroma ATE, Inc.(1)	509,080	1,097,238
Trimble Navigation, Ltd.†	15,000	646,200

		1,743,438

Electronic Parts Distribution — 0.2%
Synnex Technology International Corp.(1)	686,000	1,645,355

Electronic Security Devices — 0.4%
Taser International, Inc.†#	435,100	2,619,302

Enterprise Software/Service — 6.4%
Ariba, Inc.†#	75,405	2,288,542
BMC Software, Inc.†	45,200	1,611,832
CA, Inc.#	246,300	5,221,560
hiSoft Technology International, Ltd. ADR†#	105,220	1,244,753
Informatica Corp.†	19,815	890,783
Oracle Corp.#	1,047,294	32,832,667
QLIK Technologies, Inc.†#	123,995	3,393,743

		47,483,880

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Entertainment Software — 0.8%
Activision Blizzard, Inc.	217,715	$2,704,020
Electronic Arts, Inc.†#	58,976	1,367,653
UBISOFT Entertainment†(1)	232,700	1,692,598

		5,764,271

Instruments - Scientific — 0.2%
Hamamatsu Photonics KK#(1)	36,100	1,332,931

Internet Application Software — 0.2%
RealNetworks, Inc.#	178,324	1,353,479

Internet Connectivity Services — 0.1%
M3, Inc.(1)	209	1,038,188

Internet Content - Entertainment — 0.6%
NetEase.com, Inc. ADR†#	98,335	4,433,925
Renren, Inc. ADR†#	1,156	4,277
Youku.com, Inc., Class A†(2)(3)	16	18

		4,438,220

Internet Content - Information/News — 0.6%
Angies List, Inc.(2)(3)(4)	95,832	1,052,235
Kakaku.com, Inc.#(1)	84,500	3,251,947
LinkedIn Corp., Class A†	18,250	1,203,223

		5,507,405

Internet Infrastructure Software — 1.8%
F5 Networks, Inc.†	14,340	1,620,850
TIBCO Software, Inc.†	415,815	11,393,331

		13,014,181

Internet Security — 0.5%
VeriSign, Inc.	99,360	3,336,509

Lighting Products & Systems — 0.0%
Universal Display Corp.†#	1,240	48,310

Medical Information Systems — 0.5%
athenahealth, Inc.†#	43,998	2,613,481
Cerner Corp.†#	13,085	797,924

		3,411,405

Medical Instruments — 0.3%
Medtronic, Inc.	67,500	2,459,025

Medical Products — 0.2%
Stryker Corp.#	28,600	1,396,538

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	32,800	1,899,448

Metal Processors & Fabrication — 0.4%
Catcher Technology Co., Ltd. GDR	135,622	3,164,061

Multimedia — 0.5%
Time Warner, Inc.#	109,200	3,802,344

Networking Products — 4.6%
Calix, Inc.†#	139,300	1,256,486
Cisco Systems, Inc.	1,358,675	25,325,702
Ixia†#	96,700	1,063,700
Juniper Networks, Inc.†	295,215	6,704,333

		34,350,221

Semiconductor Components - Integrated Circuits — 4.1%
Analog Devices, Inc.#	171,775	5,988,077
Atmel Corp.†	659,100	5,846,217
Cypress Semiconductor Corp.†#	111,060	2,117,914
Linear Technology Corp.#	52,700	1,614,201
Marvell Technology Group, Ltd.†#	442,600	6,249,512
Maxim Integrated Products, Inc.#	67,580	1,733,427

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	725,000	$1,825,742
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	153,545	1,983,801
TriQuint Semiconductor, Inc.†	598,600	2,615,882

		29,974,773

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	293,900	3,168,242
ASM Pacific Technology, Ltd.#(1)	158,800	1,760,484
ASML Holding NV#	150,180	5,936,615
Lam Research Corp.†	153,700	6,266,349
Tokyo Electron, Ltd.(1)	64,400	3,533,531

		20,665,221

Software Tools — 0.8%
VMware, Inc., Class A†#	57,330	5,542,664

Telecom Equipment - Fiber Optics — 1.3%
Ciena Corp.†#	149,200	1,806,812
IPG Photonics Corp.†	100,900	3,867,497
JDS Uniphase Corp.†#	332,700	3,653,046

		9,327,355

Telecommunication Equipment — 1.1%
ADTRAN, Inc.#	248,810	8,218,194

Television — 0.1%
Phoenix New Media, Ltd. ADR†#	118,711	731,260

Toys — 1.6%
Nintendo Co., Ltd.(1)	78,800	11,949,066

Virtual Reality Products — 0.3%
RealD, Inc.†#	229,000	2,193,820

Web Hosting/Design — 1.1%
Equinix, Inc.†#	42,100	4,210,842
Rackspace Hosting, Inc.†#	89,345	3,875,786

		8,086,628

Web Portals/ISP — 9.5%
AAC Acoustic Technologies Holdings, Inc.†#(1)	1,050,000	2,531,815
Baidu, Inc. ADR†	103,995	13,622,305
Bitauto Holdings, Ltd. ADR†#	18,900	92,043
Facebook, Inc., Class A†(2)(3)(4)	19,154	596,592
Facebook, Inc., Class B†(2)(3)(4)	47,699	1,485,685
Google, Inc., Class A†	70,240	42,101,154
SINA Corp.†	102,575	6,778,156
Sohu.com, Inc.†	20,200	998,688
Yahoo!, Inc.†	138,775	2,180,155

		70,386,593

Wireless Equipment — 3.5%
Aruba Networks, Inc.†#	373,820	7,887,602
QUALCOMM, Inc.	285,629	15,652,469
RF Micro Devices, Inc.†	410,500	2,557,415

		26,097,486

Total Common Stock
(cost $691,207,024)		717,888,605

CONVERTIBLE PREFERRED STOCK — 0.5%
Electric - Distribution — 0.1%
Silver Spring Networks Series E 8%(2)(3)(4)	46,800	421,200

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED STOCK (continued)
Internet Content-Information/News — 0.5%
Twitter, Inc. Series E (2)(3)(4)	184,162	$2,578,268

E - Commerce/Services — 0.1%
Coupon.com, Inc.(2)(3)(4)	108,436	595,677

Total Convertible Preferred Stock
(cost $1,653,596)		3,595,145

EQUITY CERTIFICATES — 0.1%
Electronic Parts Distribution — 0.1%
Deutsche Bank AG - Synnex Technology International Corp.†*(2)(3) (cost $614,073)	269,000	629,460

PREFERRED STOCK — 0.1%
Human Resources — 0.0%
Workday, Inc., Series F†(2)(3)(4) (cost $155,738)	11,745	155,738

Total Long-Term Investment Securities
(cost $693,630,431)		722,268,948

SHORT-TERM INVESTMENT SECURITIES — 10.9%
Collective Investment Pool — 8.7%
Navigator Securities Lending Prime Portfolio(5)(7)	64,291,027	64,291,027

Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	1,957,904	1,957,904

Time Deposits — 1.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 12/01/11	$14,053,000	14,053,000

Total Short-Term Investment Securities
(cost $80,301,931)		80,301,931

TOTAL INVESTMENTS
(cost $773,932,362)(6)	108.6%	802,570,879
Liabilities in excess of other assets	(8.6)	(63,581,817)

NET ASSETS —	100.0%	$738,989,062

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2011, the aggregate value of these securities was $10,282,487 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $47,729,217 representing 6.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.
In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Angies List, Inc. Common Stock	03/15/11	85,152	$752,927
	05/17/11	10,680	94,434

		95,832	847,361	$1,052,235	$5.49	0.14%

Coupon. com, Inc. Conver tible Prefe rred Stock	06/01/11	54,218	595,677
	08/18/11	54,218	595,677

		108,436	1,191,354	595,677	5.49	0.08%

Deutsche Bank AG- Synnex Techn ology Interna tional Corp. Equity Certifi cates	09/24/10	269,000	614,073	629,460	2.34	0.09%
FaceBook Inc. Class A Common Stock	08/12/11	19,154	596,592	596,592	31.15	0.08%
FaceBook Inc. Class B Common Stock	03/31/11	41,658	1,041,450
	05/19/11	1,988	49,700
	05/19/11	4,053	101,609

		47,699	1,192,759	1,485,685	31.15	0.20%

Groupon, Inc. Series G Common Stock	12/17/10	159,436	1,259,146	2,581,269	64.76	0.35%
Silver Spring Networks, Inc. Series E Conve rtible Prefe rred Stock	12/11/09	46,800	468,000	421,200	9.00	0.06%
Twitter, Inc. Series E Conve rtible Pref erred Stock	09/24/09	38,367	613,197
	01/11/11	76,734	76,734
	08/22/11	115,101	115,101

		230,202	805,032	2,578,268	14.00	0.35%

Workday, Inc., Series F Prefe rred Stock		11,745	155,739	155,738	0.01	0.02
Youku.Com, Inc. Class A Common Stock	07/11/11	16	0	18	1.13	0.00%

				$10,096,142		1.37%

(3)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $10,096,143 representing 1.4% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(6)	See Note 5 for cost of investments on a tax basis.
(7)	At November 30, 2011, the Fund had loaned securities with a total value of $66,759,642. This was secured by collateral of $64,291,027, which was received in cash and subsequently invested in short-term investments currently valued at $64,291,027 as reported in the portfolio of investments. The remaining collateral of $1,127,928 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/2014
Federal Home Loan Mtg. Corp.	4.00% to 5.00%	03/15/32 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/25/41
United States Treasury Bills	zero coupon	12/22/11
United States Treasury Notes/Bonds	1.13% to 4.38%	12/15/12 to 05/15/41

ADR—American Depository Receipt

GDR—Global Depository Receipt

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$64,576,305	$—		$—	$64,576,305
Computers	79,173,614	1,531,786	#	—	80,705,400
Electronic Components — Semiconductors	66,481,325	2,248,790	#	—	68,730,115
Enterprise Software/Service	47,483,880	—		—	47,483,880
Web Portals/ISP	65,772,501	2,531,815	#	2,082,277	70,386,593
Other Industries*	340,955,965	45,050,347	#	—	386,006,312
Convertible Preferred Stock	—	—		3,595,145	3,595,145
Equity Certificates	—	629,460		—	629,460
Preferred Stock	—	—		155,738	155,738
Short-Term Investment Securities:
Collective Investment Pool	—	64,291,027		—	64,291,027
Registered Investment Companies	—	1,957,904		—	1,957,904
Time Deposits	—	14,053,000		—	14,053,000

Total	$664,443,590	$132,294,129		$5,833,160	$802,570,879

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $47,729,217 representing 6.5% of net assets. See Note 2.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$3,059,593	$5,322,924	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	488,265	—
Realized loss	(5,754,683)	—	—
Change in unrealized appreciation(1)	4,323,823	1,350,450	—
Change in unrealized depreciation(1)	—	—	—
Net purchases	596,591	595,677	155,738
Net sales	(143,047)	(1,580,902)	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	(2,581,269)	—

Balance as of 11/30/2011	$2,082,277	$3,595,145	$155,738

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$133,643	$1,206,525	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	10.4%
Medical — Biomedical/Gene	4.2
Enterprise Software/Service	4.1
Oil Companies — Exploration & Production	3.6
Aerospace/Defense — Equipment	3.3
Oil — Field Services	3.1
Electronic Components — Semiconductors	3.0
Transport — Truck	2.9
Repurchase Agreements	2.9
Consulting Services	2.9
Medical Products	2.7
Medical — Drugs	2.6
Finance — Other Services	2.6
Machinery — General Industrial	2.1
Human Resources	1.9
Footwear & Related Apparel	1.9
Computer Data Security	1.8
Apparel Manufacturers	1.7
Containers — Paper/Plastic	1.6
Retail — Gardening Products	1.5
Networking Products	1.5
Retail — Perfume & Cosmetics	1.5
Therapeutics	1.4
Computer Services	1.4
Quarrying	1.4
Semiconductor Components — Integrated Circuits	1.4
Commercial Services	1.4
Distribution/Wholesale	1.4
Metal Processors & Fabrication	1.3
Medical Instruments	1.3
Auto/Truck Parts & Equipment — Replacement	1.3
Retail — Restaurants	1.3
E-Marketing/Info	1.3
Dental Supplies & Equipment	1.2
Oil Field Machinery & Equipment	1.2
Vitamins & Nutrition Products	1.2
Finance — Consumer Loans	1.2
Telecommunication Equipment	1.2
Pharmacy Services	1.2
Insurance — Property/Casualty	1.2
Commercial Services — Finance	1.1
Transactional Software	1.1
Hazardous Waste Disposal	1.1
Non-Ferrous Metals	1.1
Computers — Integrated Systems	1.0
Retail — Apparel/Shoe	1.0
Schools	1.0
E-Commerce/Services	1.0
Food — Misc.	1.0
Machinery — Pumps	0.9
Advertising Agencies	0.9
Wireless Equipment	0.9
Banks — Commercial	0.9
Research & Development	0.9
Investment Management/Advisor Services	0.8
Computer Aided Design	0.8
Internet Content — Information/News	0.8
Seismic Data Collection	0.7
Chemicals — Specialty	0.7
Hotels/Motels	0.7
Internet Telephone	0.6
Semiconductor Equipment	0.6
Food — Wholesale/Distribution	0.6
Cosmetics & Toiletries	0.6
Diversified Operations/Commercial Services	0.6
Telecom Equipment — Fiber Optics	0.5
Electronic Components — Misc.	0.5
Advanced Materials	0.4
Filtration/Separation Products	0.3

110.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Advanced Materials — 0.4%
Hexcel Corp.†	12,630	$314,740

Advertising Agencies — 0.9%
MDC Partners, Inc., Class A#	46,333	671,828

Aerospace/Defense - Equipment — 3.3%
BE Aerospace, Inc.†	31,210	1,215,629
Heico Corp.	29,363	1,202,415

		2,418,044

Apparel Manufacturers — 1.7%
Under Armour, Inc., Class A†#	15,530	1,263,055

Auto/Truck Parts & Equipment - Replacement — 1.3%
Commercial Vehicle Group, Inc.†#	83,820	938,784

Banks - Commercial — 0.9%
Signature Bank†#	11,290	659,675

Chemicals - Specialty — 0.7%
Balchem Corp.#	12,050	500,075

Commercial Services — 1.4%
HMS Holdings Corp.†#	33,260	1,008,776

Commercial Services - Finance — 1.1%
Wright Express Corp.†#	16,041	841,832

Computer Aided Design — 0.8%
Aspen Technology, Inc.†	33,730	602,080

Computer Data Security — 1.8%
Fortinet, Inc.†	57,080	1,369,349

Computer Services — 1.4%
j2 Global, Inc.	39,400	1,068,134

Computers - Integrated Systems — 1.0%
Riverbed Technology, Inc.†#	29,320	762,320

Consulting Services — 2.9%
Gartner, Inc.†	22,950	868,198
Huron Consulting Group, Inc.†#	16,740	581,213
ICF International, Inc.†#	25,390	658,617

		2,108,028

Containers - Paper/Plastic — 1.6%
Rock - Tenn Co., Class A#	19,790	1,152,767

Cosmetics & Toiletries — 0.6%
Elizabeth Arden, Inc.†#	11,700	442,260

Dental Supplies & Equipment — 1.2%
Align Technology, Inc.†#	37,750	924,875

Distribution/Wholesale — 1.4%
LKQ Corp.†#	33,010	1,007,795

Diversified Operations/Commercial Services — 0.6%
FirstService Corp.†	17,005	439,919

E-Commerce/Services — 1.0%
Ancestry.com, Inc.†#	29,820	707,032

E-Marketing/Info — 1.3%
comScore, Inc.†#	46,990	933,691

Electronic Components - Misc. — 0.5%
SemiLEDs Corp.†#	123,023	377,681

Electronic Components - Semiconductors — 3.0%
Cree, Inc.†#	45,590	1,134,279
Inphi Corp.†#	100,670	1,086,229

		2,220,508

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 4.1%
Concur Technologies, Inc.†#	22,910	$1,082,039
Informatica Corp.†	22,160	996,203
Ultimate Software Group, Inc.†#	14,730	976,894

		3,055,136

Filtration/Separation Products — 0.3%
CLARCOR, Inc.#	4,750	229,995

Finance - Consumer Loans — 1.2%
Portfolio Recovery Associates, Inc.†#	12,670	878,918

Finance - Other Services — 2.6%
Higher One Holdings, Inc.†#	54,183	971,501
MarketAxess Holdings, Inc.#	32,088	928,627

		1,900,128

Food - Misc. — 1.0%
Hain Celestial Group, Inc.†	18,890	705,353

Food - Wholesale/Distribution — 0.6%
Chefs’ Warehouse Holdings LLC†	34,220	457,864

Footwear & Related Apparel — 1.9%
Crocs, Inc.†#	45,900	711,909
Deckers Outdoor Corp.†#	6,430	700,516

		1,412,425

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†	13,128	787,286

Hotel/Motels — 0.7%
Gaylord Entertainment Co.†#	23,250	493,365

Human Resources — 1.9%
Team Health Holdings, Inc.†#	64,750	1,421,910

Insurance - Property/Casualty — 1.2%
Amtrust Financial Services, Inc.#	32,254	855,054

Internet Content - Information/News — 0.8%
Dice Holdings, Inc.†	74,600	579,642

Internet Telephone — 0.6%
BroadSoft, Inc.†#	13,490	473,229

Investment Management/Advisor Services — 0.8%
Financial Engines, Inc.†#	27,530	604,834

Machinery - General Industrial — 2.1%
Gardner Denver, Inc.#	12,690	1,087,787
Robbins & Myers, Inc.#	8,540	454,328

		1,542,115

Machinery - Pumps — 0.9%
Graco, Inc.	16,240	698,158

Medical Instruments — 1.3%
DexCom, Inc.†#	70,670	566,773
Endologix, Inc.†#	34,100	386,694

		953,467

Medical Products — 2.7%
ABIOMED, Inc.†#	43,960	885,354
Cyberonics, Inc.†#	19,870	602,657
Zoll Medical Corp.†#	10,560	486,077

		1,974,088

Medical - Biomedical/Gene — 4.2%
Aegerion Pharmaceuticals, Inc.†#	33,080	530,272
Halozyme Therapeutics, Inc.†#	83,120	787,978
Inhibitex, Inc.†	33,490	488,954
Myriad Genetics, Inc.†	28,100	597,125

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
NPS Pharmaceuticals, Inc.†#	116,720	$662,970

		3,067,299

Medical - Drugs — 2.6%
Endocyte, Inc.†#	38,010	391,123
Idenix Pharmaceuticals, Inc.†	44,630	339,188
Medivation, Inc.†#	25,860	1,188,267

		1,918,578

Metal Processors & Fabrication — 1.3%
RBC Bearings, Inc.†#	23,095	975,764

Networking Products — 1.5%
Netgear, Inc.†	29,660	1,126,783

Non-Ferrous Metals — 1.1%
Globe Specialty Metals, Inc.#	52,377	781,989

Oil Companies - Exploration & Production — 3.6%
Berry Petroleum Co., Class A#	17,609	772,683
Georesources, Inc.†	28,140	802,271
Rosetta Resources, Inc.†#	19,640	1,067,238

		2,642,192

Oil Field Machinery & Equipment — 1.2%
Dril - Quip, Inc.†#	12,983	923,481

Oil - Field Services — 3.1%
CARBO Ceramics, Inc.#	7,794	1,109,242
Core Laboratories NV	10,070	1,168,624

		2,277,866

Pharmacy Services — 1.2%
Catalyst Health Solutions, Inc.†#	16,660	866,653

Quarrying — 1.4%
Compass Minerals International, Inc.	13,530	1,037,074

Research & Development — 0.9%
AVEO Pharmaceuticals, Inc.†#	38,360	648,284

Retail - Apparel/Shoe — 1.0%
Express, Inc.†	31,310	710,424

Retail - Gardening Products — 1.5%
Tractor Supply Co.#	15,600	1,126,788

Retail - Perfume & Cosmetics — 1.5%
Ulta Salon Cosmetics & Fragrance, Inc.†	15,600	1,086,228

Retail - Restaurants — 1.3%
BJ’s Restaurants, Inc.†#	19,480	936,598

Schools — 1.0%
Grand Canyon Education, Inc.†#	45,810	707,764

Seismic Data Collection — 0.7%
OYO Geospace Corp.†	5,650	514,037

Semiconductor Components - Integrated Circuits — 1.4%
Hittite Microwave Corp.†#	18,670	1,015,835

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.6%
Intermolecular, Inc.†#	52,840	$466,577

Telecom Equipment - Fiber Optics — 0.5%
Oclaro, Inc.†#	122,070	379,638

Telecommunication Equipment — 1.2%
ADTRAN, Inc.#	26,400	871,992

Therapeutics — 1.4%
BioMarin Pharmaceutical, Inc.†#	30,930	1,070,797

Transactional Software — 1.1%
VeriFone Systems, Inc.†#	18,970	831,834

Transport - Truck — 2.9%
Old Dominion Freight Line, Inc.†	28,640	1,111,518
Roadrunner Transportation Systems, Inc.†#	73,669	1,050,520

		2,162,038

Vitamins & Nutrition Products — 1.2%
Vitamin Shoppe, Inc.†#	24,760	911,417

Wireless Equipment — 0.9%
Aruba Networks, Inc.†#	31,480	664,228

Total Long-Term Investment Securities
(cost $63,905,827)		71,478,373

SHORT-TERM INVESTMENT SECURITIES — 10.4%
Collective Investment Pool — 10.4%
Navigator Securities Lending Prime Portfolio(1) (cost $7,708,663)	7,708,663	7,708,663

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 11/30/11, to be repurchased 12/01/11 in the amount of $2,125,000 and collateralized by $1,970,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.01% due 01/15/14 and having approximate value of $2,171,925 (cost $ 2,125,000)	$2,125,000	2,125,000

TOTAL INVESTMENTS
(cost $73,739,490)(2)	110.2%	81,312,036
Liabilities in excess of other assets	(10.2)	(7,536,897)

NET ASSETS	100.0%	$73,775,139

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(2)	See Note 5 for Cost of Investments on a tax basis.

ADR — American Depository Receipt

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$71,478,373	$—	$—	$71,478,373
Collective Investment Pool	—	7,708,663	—	7,708,663
Repurchase Agreement	—	2,125,000	—	2,125,000

Total	$71,478,373	$9,833,663	$—	$81,312,036

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.5%
Banks — Commercial	5.1
Retail — Apparel/Shoe	4.5
Real Estate Investment Trusts	4.4
Oil Companies — Exploration & Production	3.6
Retail — Restaurants	3.0
Medical — Biomedical/Gene	2.9
Electronic Components — Semiconductors	2.8
Enterprise Software/Service	2.4
Medical — Drugs	2.3
Auto/Truck Parts & Equipment-Original	2.2
Oil — Field Services	2.1
Medical Products	2.0
Distribution/Wholesale	2.0
Machinery — General Industrial	2.0
Transport — Truck	1.8
Oil Field Machinery & Equipment	1.7
Chemicals — Diversified	1.6
Applications Software	1.6
Insurance — Property/Casualty	1.5
Aerospace/Defense — Equipment	1.3
Lasers — System/Components	1.3
Diversified Manufacturing Operations	1.2
Commercial Services	1.2
Time Deposits	1.2
Therapeutics	1.1
Computers — Integrated Systems	1.1
Medical — Hospitals	1.0
Vitamins & Nutrition Products	0.9
Food — Canned	0.9
Gas — Distribution	0.9
Steel Pipe & Tube	0.8
Medical — Outpatient/Home Medical	0.8
Wire & Cable Products	0.8
Investment Management/Advisor Services	0.8
Semiconductor Equipment	0.8
Telecommunication Equipment	0.8
Food — Misc.	0.8
Electronic Components — Misc.	0.8
Non-Hazardous Waste Disposal	0.8
Internet Infrastructure Software	0.8
Consulting Services	0.8
Electric — Integrated	0.8
E-Marketing/Info	0.7
Paper & Related Products	0.7
Retail — Regional Department Stores	0.7
Finance — Investment Banker/Broker	0.7
Insurance Brokers	0.7
Miscellaneous Manufacturing	0.7
Physicians Practice Management	0.7
Alternative Waste Technology	0.7
Quarrying	0.7
Insurance — Multi-line	0.7
Advertising Agencies	0.6
Food — Wholesale/Distribution	0.6
Retail — Automobile	0.6
Transport — Services	0.6
Building — Maintance & Services	0.6
Telecom Equipment — Fiber Optics	0.6
Electric Products — Misc.	0.6
Chemicals — Plastics	0.6
Savings & Loans/Thrifts	0.6
Casino Services	0.5
Aerospace/Defense	0.5
Gold Mining	0.5
Real Estate Management/Services	0.5
Metal Processors & Fabrication	0.5
Medical — HMO	0.4
Registered Investment Companies	0.4

Human Resources	0.4
Printing — Commercial	0.3
Instruments — Controls	0.3
Medical Instruments	0.3
Leisure Products	0.3
Advanced Materials	0.3
Lighting Products & Systems	0.3
Electronic Measurement Instruments	0.3
Consumer Products — Misc.	0.3
Retail — Sporting Goods	0.3
Auto Repair Centers	0.3
Coal	0.3
Wireless Equipment	0.3
Telephone — Integrated	0.3
Steel — Producers	0.2
Telecom Services	0.2
Building & Construction Products — Misc.	0.2
Pharmacy Services	0.2
Garden Products	0.2
Apparel Manufacturers	0.2
Computers — Periphery Equipment	0.2
Power Converter/Supply Equipment	0.2
Computer Software	0.2
Investment Companies	0.2
Electronic Design Automation	0.2
Internet Security	0.2
Food — Retail	0.2
Diagnostic Kits	0.2
Financial Guarantee Insurance	0.2
Machinery — Pumps	0.1
Environmental Monitoring & Detection	0.1
Retail — Discount	0.1
Independent Power Producers	0.1
Seismic Data Collection	0.1
Retail — Convenience Store	0.1
Rental Auto/Equipment	0.1
Computers — Memory Devices	0.1
Transport — Rail	0.1
E-Services/Consulting	0.1
Internet Content — Information/News	0.1
Retail — Home Furnishings	0.1
Commercial Services — Finance	0.1
Airlines	0.1
Building — Residential/Commercial	0.1
Publishing — Books	0.1
Multimedia	0.1
Home Furnishings	0.1
Electronic Security Devices	0.1
Semiconductor Components — Integrated Circuits	0.1
Energy — Alternate Sources	0.1
Networking Products	0.1
Broadcast Services/Program	0.1
Data Processing/Management	0.1
Medical Sterilization Products	0.1
Diversified Minerals	0.1
Transactional Software	0.1
Computer Services	0.1
Housewares	0.1
Internet Connectivity Services	0.1
Computer Data Security	0.1
Retail — Appliances	0.1
Cable/Satellite TV	0.1
Hotels/Motels	0.1
Food — Dairy Products	0.1
Office Furnishings — Original	0.1
Machinery — Material Handling	0.1
Industrial Audio & Video Products	0.1
Professional Sports	0.1
Communications Software	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Circuit Boards	0.1%
Retail — Leisure Products	0.1
Building — Mobile Home/Manufactured Housing	0.1
E-Commerce/Products	0.1
Recreational Vehicles	0.1
Insurance — Life/Health	0.1
Diversified Operations	0.1
Food — Baking	0.1
Internet Application Software	0.1
Medical Laser Systems	0.1
Casino Hotels	0.1

116.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Advanced Materials — 0.3%
Core Molding Technologies, Inc.†	25,700	$211,254
Hexcel Corp.†	21,400	533,288
STR Holdings, Inc.†#	24,600	225,336

		969,878

Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	205,423	1,926,868

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	43,666	1,332,250
TransDigm Group, Inc.†	2,400	231,408

		1,563,658

Aerospace/Defense - Equipment — 1.3%
AAR Corp.#	80,776	1,474,970
Ducommun, Inc.	6,400	76,608
LMI Aerospace, Inc.†	6,100	101,260
Moog, Inc., Class A†#	7,000	292,740
Triumph Group, Inc.#	35,830	2,131,526

		4,077,104

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,700	108,852

Agricultural Operations — 0.0%
MGP Ingredients, Inc.	13,100	65,369

Airlines — 0.1%
Allegiant Travel Co.†#	6,200	322,896
Pinnacle Airlines Corp.†	16,700	33,567

		356,463

Alternative Waste Technology — 0.7%
Darling International, Inc.†#	143,476	2,061,750

Apparel Manufacturers — 0.2%
Carter’s, Inc.†#	5,600	222,712
Under Armour, Inc., Class A†#	4,400	357,852

		580,564

Applications Software — 1.6%
Actuate Corp.†	25,000	165,000
Bsquare Corp.†	13,900	60,326
Callidus Software, Inc†	19,500	99,840
China TransInfo Technology Corp.†	14,800	53,428
EPIQ Systems, Inc.#	20,800	280,800
Imperva, Inc.†	800	22,296
Parametric Technology Corp.†	81,023	1,687,709
PDF Solutions, Inc.†#	48,200	301,250
Progress Software Corp.†	14,950	304,532
Quest Software, Inc.†	97,772	1,766,740
RealPage, Inc.†#	1,200	30,036

		4,771,957

Auto Repair Centers — 0.3%
Midas, Inc.†	13,400	113,364
Monro Muffler Brake, Inc.#	16,425	659,464
TravelCenters of America LLC†	24,000	104,400

		877,228

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	39,288

Auto/Truck Parts & Equipment - Original — 2.2%
Dana Holding Corp.†	125,076	1,558,447
Miller Industries, Inc.	10,000	160,900
Modine Manufacturing Co.†#	135,802	1,314,563
SORL Auto Parts, Inc.†	15,300	44,064

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
Strattec Security Corp.	8,300	$169,901
Titan International, Inc.#	99,361	2,140,236
TRW Automotive Holdings Corp.†	40,330	1,317,178

		6,705,289

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	75,040

Banks - Commercial — 5.1%
1st United Bancorp, Inc.†	14,300	78,793
Alliance Financial Corp.	4,500	133,380
American River Bankshares†	19,500	92,430
Ameris Bancorp†	11,900	119,000
Banner Corp.	8,471	137,061
Bryn Mawr Bank Corp.	6,400	118,464
Capital City Bank Group, Inc.	9,600	100,896
Citizens Holding Co.	4,500	80,370
CNB Financial Corp.	8,500	134,300
CoBiz Financial, Inc.	10,900	58,097
Commerce Bancshares, Inc.#	39,271	1,462,061
East West Bancorp, Inc.	111,915	2,190,176
Enterprise Bancorp, Inc.	10,621	153,367
Enterprise Financial Services Corp.	10,000	144,400
Farmers Capital Bank Corp.†	20,900	89,661
Financial Institutions, Inc.	6,500	108,225
First Community Bancshares, Inc.	9,300	115,320
First Merchants Corp.	14,728	119,297
Glacier Bancorp, Inc.#	25,571	307,108
Heritage Commerce Corp.†	25,500	127,500
Heritage Financial Corp.	8,300	102,422
LNB Bancorp, Inc.	16,300	72,046
Merchants Bancshares, Inc.	4,600	132,020
Northrim BanCorp, Inc.	7,100	129,930
Ohio Valley Banc Corp.	6,400	117,312
Pacific Continental Corp.	13,000	123,110
Pinnacle Financial Partners, Inc.†#	6,200	92,938
Preferred Bank†	3,320	25,066
Prosperity Bancshares, Inc.#	10,700	427,893
Sierra Bancorp	9,400	95,034
Signature Bank†	11,200	654,416
Southwest Bancorp, Inc.†	13,500	66,555
Suffolk Bancorp	9,100	79,534
Synovus Financial Corp.#	53,800	80,162
TCF Financial Corp.#	19,100	192,146
Texas Capital Bancshares, Inc.†#	90,311	2,606,376
United Community Banks, Inc.†	10,100	70,296
United Security Bancshares	18,772	42,800
Valley National Bancorp.#	24,831	293,006
Virginia Commerce Bancorp, Inc.†	17,900	119,572
Washington Banking Co.	13,800	155,526
Washington Trust Bancorp, Inc.#	7,100	169,051
West Bancorporation, Inc.	14,344	138,420
Westamerica Bancorporation#	7,800	358,098
Western Alliance Bancorp†	29,900	188,071
Wilshire Bancorp, Inc.†#	34,400	110,080
Wintrust Financial Corp.#	57,197	1,589,505
Zions Bancorporation#	82,662	1,330,032

		15,431,323

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	5,000	63,500

Beverages - Non-alcoholic — 0.0%
SkyPeople Fruit Juice, Inc.†	21,900	42,048

Brewery — 0.0%
Craft Brewers Alliance, Inc.†	18,800	121,260

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Broadcast Services/Program — 0.1%
Fisher Communications, Inc.†	6,000	$179,400
Outdoor Channel Holdings, Inc.	18,800	131,412

		310,812

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	6,950	94,173
Interline Brands, Inc.†#	13,300	209,874
Quanex Building Products Corp.	21,100	318,188

		622,235

Building & Construction - Misc. — 0.0%
Aegion Corp.†#	5,500	83,380

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.#	1,100	86,086

Building - Maintance & Services — 0.6%
ABM Industries, Inc.#	80,803	1,755,849

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	3,400	138,346
Skyline Corp.	6,500	37,505

		175,851

Building - Residential/Commercial — 0.1%
Meritage Homes Corp.†#	13,200	288,024
Standard Pacific Corp.†#	20,300	64,554

		352,578

Cable/Satellite TV — 0.1%
Knology, Inc.†#	14,800	210,900

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	143,850

Casino Services — 0.5%
Bally Technologies, Inc.†#	35,893	1,376,138
Multimedia Games, Inc.†	26,700	197,580

		1,573,718

Chemicals - Diversified — 1.6%
FMC Corp.	22,434	1,882,661
Innophos Holdings, Inc.#	43,842	2,159,219
Rockwood Holdings, Inc.†	16,900	753,064

		4,794,944

Chemicals - Plastics — 0.6%
Landec Corp.†	18,600	110,670
PolyOne Corp.#	147,022	1,581,957

		1,692,627

Chemicals - Specialty — 0.0%
KMG Chemicals, Inc.	7,800	122,070

Circuit Boards — 0.1%
DDi Corp.	11,000	99,110
UQM Technologies, Inc.†	57,300	88,242

		187,352

Coal — 0.3%
Cloud Peak Energy, Inc.†#	22,300	476,551
Walter Energy, Inc.	2,600	186,420
Westmoreland Coal Co.†#	19,700	201,925

		864,896

Commercial Services — 1.2%
CPI Corp.	10,200	48,960
HMS Holdings Corp.†#	12,700	385,191
Intersections, Inc.	12,500	129,125

Security Description	Shares	Value (Note 2)

Commercial Services (continued)
Mac - Gray Corp.	10,700	$132,145
Providence Service Corp.†	7,700	90,167
Quanta Services, Inc.†	7,617	156,834
RPX Corp.†#	2,100	29,652
Team, Inc.†#	92,449	2,529,405

		3,501,479

Commercial Services - Finance — 0.1%
Global Payments, Inc.	7,100	314,033
Green Dot Corp., Class A†#	1,300	43,420

		357,453

Communications Software — 0.1%
Digi International, Inc.†	13,300	146,167
Velti PLC†#	5,600	41,440

		187,607

Computer Data Security — 0.1%
Fortinet, Inc.†	9,100	218,309

Computer Services — 0.1%
Carbonite, Inc.†#	6,200	75,144
Dynamics Research Corp.†	10,000	97,500
Tier Technologies, Inc.†	23,100	80,157

		252,801

Computer Software — 0.2%
Avid Technology, Inc.†#	20,900	166,364
DynaVox, Inc., Class A†#	10,000	39,700
SS&C Technologies Holdings, Inc.†	19,700	316,185

		522,249

Computers - Integrated Systems — 1.1%
3D Systems Corp.†#	19,600	305,956
Adept Technology, Inc.†	23,000	52,900
Cray, Inc.†#	9,300	57,474
Jack Henry & Associates, Inc.#	80,706	2,680,246
Mercury Computer Systems, Inc.†	5,800	79,982
Radisys Corp.†	15,700	68,138

		3,244,696

Computers - Memory Devices — 0.1%
Dot Hill Systems Corp.†	87,300	116,982
NetList, Inc.†	37,900	108,773
Xyratex, Ltd.#	11,500	155,940

		381,695

Computers - Periphery Equipment — 0.2%
iGo, Inc.†	35,000	22,750
Immersion Corp.†	25,600	155,648
Synaptics, Inc.†#	11,400	370,044

		548,442

Consulting Services — 0.8%
China Direct, Inc.†	54,700	39,657
Forrester Research, Inc.†#	4,700	152,139
Hackett Group, Inc.†	27,900	105,462
Information Services Group, Inc.†	42,400	53,000
MAXIMUS, Inc.	47,283	1,966,973
Zillow, Inc.†#	1,100	24,629

		2,341,860

Consumer Products - Misc. — 0.3%
Alpha Pro Tech, Ltd.†	30,000	36,900
Kid Brands, Inc.†	18,000	53,460
Prestige Brands Holdings, Inc.†#	83,553	825,504

		915,864

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	$17,276

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	5,800	287,854

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	23,900	457,207

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	34,960

Distribution/Wholesale — 2.0%
Arrow Electronics, Inc.†	60,616	2,216,121
Beacon Roofing Supply, Inc.†#	96,076	1,876,364
Owens & Minor, Inc.#	52,720	1,623,776
Pool Corp.#	11,511	351,086

		6,067,347

Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.#	2,250	88,335
AZZ, Inc.#	5,700	241,395
Colfax Corp.†#	6,600	193,446
EnPro Industries, Inc.†#	11,600	388,252
Fabrinet†#	4,500	63,855
GP Strategies Corp.†	13,700	178,785
Koppers Holdings, Inc.	12,300	406,269
Lydall, Inc.†	14,100	126,900
Park - Ohio Holdings Corp.†	9,200	178,480
Trinity Industries, Inc.	65,780	1,879,992

		3,745,709

Diversified Minerals — 0.1%
AMCOL International Corp.#	8,300	274,979

Diversified Operations — 0.1%
Resource America, Inc., Class A	31,400	155,116

E-Commerce/Products — 0.1%
Stamps.com, Inc.†	6,300	172,431

E-Commerce/Services — 0.0%
OpenTable, Inc.†#	1,200	42,444

E-Marketing/Info — 0.7%
Active Network, Inc.†#	7,600	96,368
ValueClick, Inc.†	139,369	2,154,645

		2,251,013

E-Services/Consulting — 0.1%
Keynote Systems, Inc.	2,000	36,660
Saba Software, Inc.†#	17,600	118,800
Sapient Corp.#	17,400	213,672

		369,132

Electric Products - Misc. — 0.6%
GrafTech International, Ltd.†#	110,452	1,594,927
Graham Corp.	5,800	135,604

		1,730,531

Electric - Integrated — 0.8%
Cleco Corp.	3,400	122,876
El Paso Electric Co.	11,600	400,432
Empire District Electric Co.	5,900	124,195
NorthWestern Corp.	5,000	174,400
NV Energy, Inc.	15,000	230,100
OGE Energy Corp.	9,500	503,120
PNM Resources, Inc.#	23,200	443,352
Unisource Energy Corp.	7,600	280,288

		2,278,763

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. — 0.8%
OSI Systems, Inc.†	47,928	$2,291,438
Pulse Electronics Corp.	30,400	92,112

		2,383,550

Electronic Components - Semiconductors — 2.8%
AuthenTec, Inc.†	40,000	121,600
Cavium, Inc.†#	5,600	182,784
Diodes, Inc.†#	106,147	2,176,014
GT Advanced Technologies, Inc.†#	13,300	102,676
Intersil Corp., Class A	21,600	229,608
Kopin Corp.†#	17,100	60,192
Lattice Semiconductor Corp.†#	342,862	2,362,319
Mindspeed Technologies, Inc.†	2,902	14,945
PMC - Sierra, Inc.†	65,400	365,586
Semtech Corp.†	95,822	2,223,070
Silicon Laboratories, Inc.†#	12,000	518,640
Supertex, Inc.†#	4,100	75,891

		8,433,325

Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	45,900	502,146

Electronic Measurement Instruments — 0.3%
CyberOptics Corp.†	18,900	147,609
ESCO Technologies, Inc.#	11,500	311,650
LeCroy Corp.†	14,300	129,415
Measurement Specialties, Inc.†#	6,000	171,180
National Instruments Corp.	2,200	57,860
Orbotech, Ltd.†	13,300	136,325

		954,039

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	4,500	329,445

Energy - Alternate Sources — 0.1%
Ascent Solar Technologies, Inc.†	33,000	23,100
Comverge, Inc.†	17,400	23,664
FuelCell Energy, Inc.†	49,000	45,570
Headwaters, Inc.†	31,900	81,664
Ocean Power Technologies, Inc.†	17,900	65,693
REX American Resources Corp.†	4,600	84,548

		324,239

Enterprise Software/Service — 2.4%
American Software, Inc., Class A	21,500	181,460
Ariba, Inc.†#	82,916	2,516,501
Concur Technologies, Inc.†#	11,700	552,591
Informatica Corp.†	1,300	58,441
MedAssets, Inc.†	10,200	97,512
Omnicell, Inc.†#	87,074	1,407,116
Open Text Corp.†#	34,671	1,976,940
Opnet Technologies, Inc.#	3,100	110,577
PROS Holdings, Inc.†#	8,700	139,287
QLIK Technologies, Inc.†#	6,900	188,853
Taleo Corp., Class A†#	6,000	194,340

		7,423,618

Entertainment Software — 0.0%
Glu Mobile, Inc.†	33,100	102,279

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	12,600	443,772

Finance - Consumer Loans — 0.0%
ASTA Funding, Inc.	13,200	109,428

Finance - Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	1,700	128,146

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker (continued)
Evercore Partners, Inc., Class A#	60,012	$1,661,732
Gleacher & Co., Inc.†#	20,600	26,574
JMP Group, Inc.	16,300	115,567
KBW, Inc.#	6,400	87,232
Penson Worldwide, Inc.†#	15,800	18,486
Piper Jaffray Cos.†#	5,100	105,570

		2,143,307

Finance - Leasing Companies — 0.0%
California First National Bancorp	6,000	95,100

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	5,000	84,950

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.(1)	14,300	138,710
MGIC Investment Corp.†#	14,800	42,624
Radian Group, Inc.#	29,500	63,720

		245,054

Food - Baking — 0.1%
Flowers Foods, Inc.#	7,800	154,206

Food - Canned — 0.9%
Seneca Foods Corp., Class B†	600	12,906
TreeHouse Foods, Inc.†#	41,738	2,751,786

		2,764,692

Food - Dairy Products — 0.1%
Dean Foods Co.†	20,600	209,296

Food - Misc. — 0.8%
Corn Products International, Inc.	39,722	2,065,147
John B. Sanfilippo & Son, Inc.†	12,100	95,590
Overhill Farms, Inc.†	18,500	73,630
Senomyx, Inc.†#	47,700	184,122

		2,418,489

Food - Retail — 0.2%
Fresh Market, Inc.†#	12,600	494,298

Food - Wholesale/Distribution — 0.6%
United Natural Foods, Inc.†#	49,410	1,893,885

Footwear & Related Apparel — 0.0%
Heelys, Inc.†	56,600	102,446

Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	5,034	10,118

Garden Products — 0.2%
Toro Co.	10,300	581,641

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.#	1,500	64,485
Delta Natural Gas Co., Inc.	3,800	126,882
Southwest Gas Corp.	12,500	505,375
UGI Corp.	63,387	1,899,075

		2,595,817

Gold Mining — 0.5%
Allied Nevada Gold Corp.†#	15,583	559,274
Detour Gold Corp.†	18,763	546,913
Franco - Nevada Corp.	9,800	414,983
Sandstorm Gold, Ltd.†	28,600	37,855

		1,559,025

Heart Monitors — 0.0%
HeartWare International, Inc.†#	1,500	103,500

Security Description	Shares	Value (Note 2)

Home Furnishings — 0.1%
American Woodmark Corp.	8,900	$113,297
Ethan Allen Interiors, Inc.#	2,700	54,810
Furniture Brands International, Inc.†	64,000	64,640
Sealy Corp.†	55,400	110,246

		342,993

Hotel/Motels — 0.1%
Gaylord Entertainment Co.†#	9,900	210,078

Housewares — 0.1%
Libbey, Inc.†#	11,200	136,080
Lifetime Brands, Inc.	8,000	95,360

		231,440

Human Resources — 0.4%
Barrett Business Services, Inc.	13,000	248,300
Cross Country Healthcare, Inc.†	20,000	103,400
CTPartners Executive Search, Inc.†#	3,400	17,408
Hudson Highland Group, Inc.†#	23,600	111,392
Kforce, Inc.†	21,200	259,700
Korn/Ferry International†	9,000	151,470
On Assignment, Inc.†	20,000	208,400

		1,100,070

Independent Power Producers — 0.1%
GenOn Energy, Inc.†	150,180	408,490
Synthesis Energy Systems, Inc.†#	4,300	5,977

		414,467

Industrial Audio & Video Products — 0.1%
Iteris, Inc.†	76,210	98,311
SRS Labs, Inc.†	14,700	94,815

		193,126

Instruments - Controls — 0.3%
Elster Group SE ADR†	21,800	280,784
Watts Water Technologies, Inc., Class A#	14,000	534,800
Woodward, Inc.#	5,700	241,338

		1,056,922

Insurance Brokers — 0.7%
Arthur J. Gallagher & Co.	65,208	2,020,144
Brown & Brown, Inc.	4,900	102,214

		2,122,358

Insurance - Life/Health — 0.1%
Independence Holding Co.	18,600	158,286

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	54,926	1,977,336
Fortegra Financial Corp.†#	9,600	55,680

		2,033,016

Insurance - Property/Casualty — 1.5%
Hallmark Financial Services, Inc.†	13,000	103,350
HCC Insurance Holdings, Inc.	12,600	338,688
Infinity Property & Casualty Corp.	12,200	700,646
Markel Corp.†	1,200	481,680
RLI Corp.#	5,000	354,350
SeaBright Insurance Holdings, Inc.#	9,700	66,445
Selective Insurance Group, Inc.#	25,700	423,536
Stewart Information Services Corp.	13,200	139,260
Universal Insurance Holdings, Inc.	28,300	97,918
WR Berkley Corp.#	57,977	1,977,595

		4,683,468

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 0.1%
Vocus, Inc.†#	7,200	$152,784

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†	4,400	74,844
PC - Tel, Inc.	21,200	148,188

		223,032

Internet Content - Information/News — 0.1%
Angie’s List, Inc.†#	8,000	92,440
Bankrate, Inc.†	14,700	266,511

		358,951

Internet Infrastructure Software — 0.8%
Openwave Systems, Inc.†	75,400	123,656
support.com, Inc.†	31,500	64,575
TIBCO Software, Inc.†	79,474	2,177,588

		2,365,819

Internet Security — 0.2%
Sourcefire, Inc.†#	11,500	380,880
Zix Corp.†	41,500	114,540

		495,420

Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	6,300	125,622
Gladstone Capital Corp.	12,000	90,000
Kohlberg Capital Corp.	16,700	105,377
NGP Capital Resources Co.	13,000	96,460
TICC Capital Corp.	10,000	88,800

		506,259

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	16,202	1,532,223
Cohen & Steers, Inc.#	11,200	304,864
Financial Engines, Inc.†#	18,000	395,460
Pzena Investment Management, Inc., Class A	3,700	18,204
Waddell & Reed Financial, Inc., Class A	7,800	212,004

		2,462,755

Lasers - System/Components — 1.3%
Cymer, Inc.†#	44,188	1,976,088
Electro Scientific Industries, Inc.†#	114,784	1,511,705
Newport Corp.†	9,100	118,573
Rofin - Sinar Technologies, Inc.†	10,800	259,848

		3,866,214

Leisure Products — 0.3%
Brunswick Corp.#	45,600	849,072
Marine Products Corp.†	23,100	124,509

		973,581

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.#	19,200	964,800

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	2,600	40,118

Machinery - General Industrial — 2.0%
DXP Enterprises, Inc.†	9,100	275,275
Gardner Denver, Inc.	34,475	2,955,197
IDEX Corp.	54,966	2,004,060
Kadant, Inc.†	7,300	149,212
Middleby Corp.†#	2,000	182,560
Tennant Co.#	5,700	239,286
Wabtec Corp.	2,200	150,150

		5,955,740

Security Description	Shares	Value (Note 2)

Machinery - Material Handling — 0.1%
Cascade Corp.	4,600	$200,146

Machinery - Pumps — 0.1%
Graco, Inc.	10,400	447,096

Medical Instruments — 0.3%
AngioDynamics, Inc.†#	5,300	80,136
Bruker Corp.†	11,000	137,720
Cardiovascular Systems, Inc.†	12,200	125,538
CryoLife, Inc.†	17,000	70,040
Edwards Lifesciences Corp.†	1,200	79,236
Integra LifeSciences Holdings Corp.†	3,000	96,390
Stereotaxis, Inc.†#	11,800	12,154
Synergetics USA, Inc.†	31,361	183,148
TranS1, Inc.†	40,300	66,495
Vascular Solutions, Inc.†	15,000	161,700

		1,012,557

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	18,900	53,298
Palomar Medical Technologies, Inc.†	11,000	90,860

		144,158

Medical Products — 2.0%
Accuray, Inc.†#	1,037	4,158
Cardica, Inc.†	33,400	71,810
Chindex International, Inc.†	7,100	65,462
Cooper Cos., Inc.	30,481	1,867,266
Greatbatch, Inc.†#	82,810	1,831,757
Hanger Orthopedic Group, Inc.†#	1,443	23,088
PSS World Medical, Inc.†#	5,800	141,404
Span - America Medical Systems, Inc.	6,200	87,420
Synovis Life Technologies, Inc.†	8,400	158,256
Teleflex, Inc.#	28,527	1,736,724
Tornier NV†	1,600	28,752
Wright Medical Group, Inc.†#	13,500	198,180

		6,214,277

Medical Sterilization Products — 0.1%
STERIS Corp.#	9,200	276,644

Medical - Biomedical/Gene — 2.9%
Affymax, Inc.†	17,200	90,644
Alexion Pharmaceuticals, Inc.†	4,100	281,506
AMAG Pharmaceuticals, Inc.†	3,900	69,420
American Oriental Bioengineering, Inc.†	40,800	27,744
Astex Pharmaceuticals†	59,400	89,694
Bio - Rad Laboratories, Inc., Class A†	18,321	1,727,670
Biosante Pharmaceuticals, Inc.†	42,700	102,480
Celldex Therapeutics, Inc.†	5,500	14,630
Charles River Laboratories International, Inc.†	51,271	1,453,533
Cubist Pharmaceuticals, Inc.†#	66,575	2,567,798
Curis, Inc.†	13,900	50,179
Enzo Biochem, Inc.†	33,500	82,075
Exelixis, Inc.†#	28,400	130,924
GTx, Inc.†	37,700	102,544
Incyte Corp., Ltd.†#	34,400	473,688
Maxygen, Inc.†	18,100	102,989
Medicines Co.†	11,500	217,465
Oncothyreon, Inc.†	21,500	150,070
Regeneron Pharmaceuticals, Inc.†#	11,400	677,388
Repligen Corp.†	34,500	116,610
Sangamo Biosciences, Inc.†	16,900	51,207
Seattle Genetics, Inc.†#	6,700	111,421
Vical, Inc.†	60,285	265,857

		8,957,536

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 2.3%
Alkermes PLC†#	17,000	$259,930
Array Biopharma, Inc.†	32,900	69,419
BioSpecifics Technologies Corp.†	5,200	78,208
Cumberland Pharmaceuticals, Inc.†	12,800	76,288
Cytori Therapeutics, Inc.†	17,000	47,260
Endo Pharmaceuticals Holdings, Inc.†	57,319	1,962,029
Idenix Pharmaceuticals, Inc.†#	16,800	127,680
Myriad Pharmaceuticals, Inc.†	28,100	74,746
Pacira Pharmaceuticals, Inc.†	8,200	60,024
Pharmasset, Inc.†	5,000	654,950
Pozen, Inc.†	15,600	63,180
Progenics Pharmaceuticals, Inc.†	18,000	120,960
Rigel Pharmaceuticals, Inc.†#	9,900	75,438
Sciclone Pharmaceuticals, Inc.†	33,600	151,536
Targacept, Inc.†#	1,300	9,763
Vanda Pharmaceuticals, Inc.†	16,600	82,834
Viropharma, Inc.†#	123,858	2,973,831
XenoPort, Inc.†#	7,800	37,284
Zalicus, Inc.†	101,600	94,498

		7,019,858

Medical - HMO — 0.4%
AMERIGROUP Corp.†#	14,800	846,116
Centene Corp.†	7,800	301,938
Metropolitan Health Networks, Inc.†	27,500	199,100

		1,347,154

Medical - Hospitals — 1.0%
Health Management Associates, Inc., Class A†	45,900	377,298
LifePoint Hospitals, Inc.†#	9,700	380,531
Universal Health Services, Inc., Class B#	50,371	2,025,922
Vanguard Health Systems, Inc.†	10,200	104,448

		2,888,199

Medical - Outpatient/Home Medical — 0.8%
Amsurg Corp.†#	83,926	2,188,790
Gentiva Health Services, Inc.†#	50,501	293,916

		2,482,706

Metal Processors & Fabrication — 0.5%
Dynamic Materials Corp.	8,100	173,016
Haynes International, Inc.#	7,700	461,692
NN, Inc.†	14,900	98,191
RBC Bearings, Inc.†	11,100	468,975
Sun Hydraulics Corp.#	8,400	211,344

		1,413,218

Mining — 0.0%
Vista Gold Corp.†	24,300	87,723

Miscellaneous Manufacturing — 0.7%
Aptargroup, Inc.	34,253	1,739,710
FreightCar America, Inc.†	6,800	154,564
John Bean Technologies Corp.	13,100	215,626

		2,109,900

Multimedia — 0.1%
Media General, Inc., Class A†	13,200	50,820
Meredith Corp.#	10,200	295,800

		346,620

Networking Products — 0.1%
Ixia†#	26,300	289,300
Meru Networks, Inc.†#	5,000	23,500

		312,800

Security Description	Shares	Value (Note 2)

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.#	72,591	$2,378,807

Office Furnishings - Original — 0.1%
Knoll, Inc.#	13,400	203,144

Oil Companies - Exploration & Production — 3.6%
Bill Barrett Corp.†#	18,400	717,600
Callon Petroleum Co.†	13,100	70,347
Clayton Williams Energy, Inc.†#	4,800	355,008
Contango Oil & Gas Co.†#	6,400	403,200
Crimson Exploration, Inc.†	33,200	96,280
Double Eagle Petroleum Co.†	11,000	78,760
Energen Corp.	37,982	1,926,447
Evolution Petroleum Corp.†	26,100	190,530
FieldPoint Petroleum Corp.†	41,900	126,957
Forest Oil Corp.†	89,733	1,439,317
FX Energy, Inc.†	14,800	70,596
GeoMet, Inc.†#	26,800	28,676
Goodrich Petroleum Corp.†#	14,800	215,784
Lone Pine Resources, Inc.†	6,247	46,790
Oasis Petroleum, Inc.†#	27,500	837,925
PostRock Energy Corp.†	24,600	68,634
RAM Energy Resources, Inc.†	63,200	63,832
Rosetta Resources, Inc.†#	43,600	2,369,224
SandRidge Energy, Inc.†#	168,757	1,240,364
Swift Energy Co.†	10,200	299,778
Triangle Petroleum Corp.†	16,200	93,150
Venoco, Inc.†	6,000	55,920
Warren Resources, Inc.†	34,500	98,325

		10,893,444

Oil Field Machinery & Equipment — 1.7%
Bolt Technology Corp.	12,800	147,840
Complete Production Services, Inc.†	20,300	707,861
Dresser - Rand Group, Inc.†#	39,470	2,055,203
Gulf Island Fabrication, Inc.	10,300	292,829
Lufkin Industries, Inc.#	23,360	1,637,069
Mitcham Industries, Inc.†	6,900	101,016
Natural Gas Services Group, Inc.†	7,400	101,454

		5,043,272

Oil - Field Services — 2.1%
Key Energy Services, Inc.†	15,400	232,540
Oceaneering International, Inc.#	49,278	2,343,661
Oil States International, Inc.†	28,080	2,113,020
Superior Energy Services, Inc.†	52,963	1,573,531
Union Drilling, Inc.†#	22,500	164,700

		6,427,452

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	3,100	80,569

Paper & Related Products — 0.7%
Neenah Paper, Inc.	1,500	28,065
Schweitzer - Mauduit International, Inc.#	30,980	2,206,396

		2,234,461

Patient Monitoring Equipment — 0.0%
CardioNet, Inc.†	44,400	103,008
Masimo Corp.†	1,000	20,660

		123,668

Pharmacy Services — 0.2%
Catalyst Health Solutions, Inc.†	8,300	431,766
SXC Health Solutions Corp.†	3,000	176,460

		608,226

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	6,500	$127,855

Physicians Practice Management — 0.7%
Healthways, Inc.†	5,700	37,107
IPC The Hospitalist Co., Inc.†#	44,209	2,038,035

		2,075,142

Pollution Control — 0.0%
Met-Pro Corp.	11,500	103,845

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†#	35,000	349,300
Power - One, Inc.†#	24,800	105,648
PowerSecure International, Inc.†	12,700	80,645

		535,593

Printing - Commercial — 0.3%
American Reprographics Co.†	31,000	146,010
Consolidated Graphics, Inc.†	8,100	412,695
Multi - Color Corp.#	19,050	499,491

		1,058,196

Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	6,600	192,192

Publishing - Books — 0.1%
Courier Corp.	7,700	85,085
Scholastic Corp.	9,849	266,612

		351,697

Publishing - Newspapers — 0.0%
AH Belo Corp., Class A Class A	18,221	75,253
Lee Enterprises, Inc.†	86,500	46,796

		122,049

Quarrying — 0.7%
Compass Minerals International, Inc.	26,852	2,058,206

Real Estate Investment Trusts — 4.4%
Acadia Realty Trust#	8,200	160,556
CBL & Associates Properties, Inc.#	30,800	440,132
Chesapeake Lodging Trust	18,700	297,330
Colony Financial, Inc.#	6,900	102,120
Cousins Properties, Inc.	22,635	134,678
DiamondRock Hospitality Co.	65,908	578,672
Douglas Emmett, Inc.#	104,900	1,886,102
DuPont Fabros Technology, Inc.#	86,300	1,944,339
EastGroup Properties, Inc.#	11,200	476,784
Education Realty Trust, Inc.#	199,900	1,863,068
Equity One, Inc.#	16,700	279,057
Essex Property Trust, Inc.#	1,600	212,560
First Potomac Realty Trust	13,400	170,582
Kilroy Realty Corp.#	8,500	306,765
LaSalle Hotel Properties	91,440	2,140,611
Parkway Properties, Inc.#	9,300	94,023
Pebblebrook Hotel Trust	6,100	112,972
Starwood Property Trust, Inc.	5,000	89,200
Tanger Factory Outlet Centers#	74,700	2,117,745

		13,407,296

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	22,819	1,470,000

Real Estate Operations & Development — 0.0%
Consolidated - Tomoka Land Co.	3,100	81,809

Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	8,000	159,040

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	$103,257
H&E Equipment Services, Inc.†	22,100	280,891

		384,148

Resort/Theme Parks — 0.0%
Great Wolf Resorts, Inc.†	51,200	127,488

Retail - Apparel/Shoe — 4.5%
American Eagle Outfitters, Inc.#	11,300	157,183
ANN, Inc.†#	28,750	674,475
Buckle, Inc.#	45,948	1,836,082
Casual Male Retail Group, Inc.†	39,600	127,908
Chico’s FAS, Inc.	16,300	169,520
Christopher & Banks Corp.	33,300	95,238
Express, Inc.†	108,779	2,468,195
Finish Line, Inc., Class A#	100,295	2,114,219
Francesca’s Holdings Corp.†#	6,400	105,600
Genesco, Inc.†#	50,889	3,004,995
HOT Topic, Inc.#	26,600	188,860
PVH Corp.	31,449	2,135,073
Rue21, Inc.†#	10,000	240,400
Vera Bradley, Inc.†#	1,500	57,600
Winmark Corp.	4,000	219,600

		13,594,948

Retail - Appliances — 0.1%
hhgregg, Inc.†#	13,700	217,008

Retail - Automobile — 0.6%
Penske Automotive Group, Inc.#	92,080	1,868,303

Retail - Convenience Store — 0.1%
Pantry, Inc.†	13,100	162,047
Susser Holdings Corp.†	9,900	227,502

		389,549

Retail - Discount — 0.1%
HSN, Inc.	11,900	426,020

Retail - Home Furnishings — 0.1%
Kirkland’s, Inc.†	9,700	120,959
Pier 1 Imports, Inc.†#	17,500	237,825

		358,784

Retail - Jewelry — 0.0%
Zale Corp.†	37,900	130,376

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	29,400	187,278

Retail - Misc./Diversified — 0.0%
Gaiam, Inc. Class A	17,400	65,076
Teavana Holdings, Inc.†#	1,500	29,955

		95,031

Retail - Regional Department Stores — 0.7%
Dillard’s, Inc., Class A#	46,215	2,172,105

Retail - Restaurants — 3.0%
BJ’s Restaurants, Inc.†#	11,100	533,688
Brinker International, Inc.#	17,200	414,176
Caribou Coffee Co., Inc.†	9,600	129,696
Cheesecake Factory, Inc.†#	13,600	385,696
DineEquity, Inc.†#	40,507	1,907,069
Famous Dave’s of America, Inc.†	16,700	151,469
Jack in the Box, Inc.†#	20,400	418,200
Jamba, Inc.†	2,600	3,770
Panera Bread Co., Class A†#	5,200	745,576
Papa John’s International, Inc.†#	39,906	1,512,437
PF Chang’s China Bistro, Inc.#	35,296	1,070,528

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants (continued)
Red Robin Gourmet Burgers, Inc.†	6,200	$164,796
Sonic Corp.†	25,462	179,762
Texas Roadhouse, Inc.#	119,907	1,605,555

		9,222,418

Retail - Sporting Goods — 0.3%
Hibbett Sports, Inc.†#	9,600	436,896
Zumiez, Inc.†#	19,600	461,188

		898,084

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	61,680

Savings & Loans/Thrifts — 0.6%
Bank Mutual Corp.	26,600	89,908
BankUnited, Inc.	12,900	279,801
Capitol Federal Financial, Inc.	21,040	238,173
Clifton Savings Bancorp, Inc.	7,000	70,910
First Defiance Financial Corp.	5,800	84,622
First Financial Holdings, Inc.	13,400	109,478
First Pactrust Bancorp, Inc.	10,000	114,000
Louisiana Bancorp, Inc.†	5,700	91,599
OceanFirst Financial Corp.	11,600	150,684
Pacific Premier Bancorp, Inc.†	12,600	83,034
Territorial Bancorp, Inc.	6,600	130,020
United Community Financial Corp.†	92,900	91,042
United Financial Bancorp, Inc.	8,687	146,549

		1,679,820

Schools — 0.0%
Learning Tree International, Inc.†	14,700	101,724

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	3,300	115,104
ION Geophysical Corp.†#	23,200	134,792
T.G.C. Industries, Inc.†	18,200	146,510

		396,406

Semiconductor Components - Integrated Circuits — 0.1%
Emulex Corp.†	24,000	189,600
TriQuint Semiconductor, Inc.†#	31,100	135,907

		325,507

Semiconductor Equipment — 0.8%
Amtech Systems, Inc.†	6,100	55,388
FSI International, Inc.†	34,200	88,920
Mattson Technology, Inc.†	34,500	40,710
Novellus Systems, Inc.†#	63,503	2,198,474
Rudolph Technologies, Inc.†	9,800	77,028

		2,460,520

Steel Pipe & Tube — 0.8%
Valmont Industries, Inc.#	30,197	2,572,180

Steel - Producers — 0.2%
AK Steel Holding Corp.#	20,400	172,584
Schnitzer Steel Industries, Inc., Class A#	12,000	556,680

		729,264

Telecom Equipment - Fiber Optics — 0.6%
Finisar Corp.†#	21,074	388,605
Harmonic, Inc.†	25,700	138,009
JDS Uniphase Corp.†	101,398	1,113,350
KVH Industries, Inc.†	14,357	111,697

		1,751,661

Security Description	Shares	Value (Note 2)

Telecom Services — 0.2%
Aviat Networks, Inc.†	46,800	$82,368
FiberTower Corp.†	27,000	7,025
Premiere Global Services, Inc.†	21,900	181,113
tw telecom, Inc.†	19,200	360,768
UniTek Global Services, Inc.†	10,000	50,000

		681,274

Telecommunication Equipment — 0.8%
ADTRAN, Inc.#	67,703	2,236,230
ShoreTel, Inc.†	12,100	72,963
Westell Technologies, Inc. Class A†	41,700	92,991
ZST Digital Networks, Inc.†	19,800	40,194

		2,442,378

Telephone - Integrated — 0.3%
Alaska Communications Systems Group, Inc.#	135,655	725,754
Warwick Valley Telephone Co.	8,100	104,247

		830,001

Television — 0.0%
Gray Television, Inc.†	57,100	97,070

Textile - Apparel — 0.0%
Cherokee, Inc.	6,400	82,432
Unifi, Inc.†	6,000	46,800

		129,232

Therapeutics — 1.1%
AVANIR Pharmaceuticals, Inc., Class A†#	49,100	120,786
AVI BioPharma, Inc.†	45,900	33,507
BioMarin Pharmaceutical, Inc.†#	6,900	238,878
Cyclacel Pharmaceuticals, Inc.†	51,600	29,933
Nabi Biopharmaceuticals†	25,500	46,155
Onyx Pharmaceuticals, Inc.†	2,400	105,840
Questcor Pharmaceuticals, Inc.†#	56,597	2,544,035
Theragenics Corp.†	36,700	61,656
Theravance, Inc.†	3,300	77,022

		3,257,812

Transactional Software — 0.1%
Bottomline Technologies, Inc.†#	11,500	258,750

Transport - Rail — 0.1%
RailAmerica, Inc.†#	26,800	376,540

Transport - Services — 0.6%
UTi Worldwide, Inc.#	115,586	1,798,518

Transport - Truck — 1.8%
Celadon Group, Inc.	13,600	145,384
Covenant Transport, Inc. Class A†	14,200	43,594
Heartland Express, Inc.#	1,465	20,144
Knight Transportation, Inc.#	30,975	463,386
Landstar System, Inc.	44,427	2,055,637
Old Dominion Freight Line, Inc.†	66,916	2,597,010
Saia, Inc.†	9,600	111,648

		5,436,803

Travel Services — 0.0%
Ambassadors Group, Inc.	11,800	52,982

Virtual Reality Products — 0.0%
RealD, Inc.†#	14,200	136,036

Vitamins & Nutrition Products — 0.9%
GNC Holdings, Inc., Class A†#	89,928	2,452,337
Nutraceutical International Corp.†	8,200	95,940
Omega Protein Corp.†	9,000	75,870
Schiff Nutrition International, Inc.†	14,100	167,649

		2,791,796

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Water — 0.0%
York Water Co.	7,500	$134,475

Web Portals/ISP — 0.0%
Pandora Media, Inc.†	2,500	25,450

Wire & Cable Products — 0.8%
Belden, Inc.#	61,055	2,017,257
Coleman Cable, Inc.†	100	882
General Cable Corp.†#	17,300	458,450

		2,476,589

Wireless Equipment — 0.3%
Aruba Networks, Inc.†	12,700	267,970
Globecomm Systems, Inc.†	7,300	99,937
RF Micro Devices, Inc.†	17,800	110,894
SBA Communications Corp., Class A†	4,800	196,272
Ubiquiti Networks, Inc.	8,300	164,008

		839,081

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†#	11,900	120,309

Total Common Stock
(cost $258,016,344)		297,577,119

CONVERTIBLE PREFERRED STOCK — 0.1%
Banks - Commercial — 0.0%
Synovus Financial Corp. 8.25%	8,100	115,830

Electric - Distribution — 0.0%
Silver Spring Networks(2)(3)(4) Series E 8.00%	11,300	101,700

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.(1) 8.50%	3,000	124,329

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc.(5)(6) Notes 8.00%	3,085	31,498

Total Convertible Preferred Stock
(cost $498,222)		373,357

PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.0%
Coupon.com, Inc.(2)(3)(4) (Cost $88,805)	16,166	88,805

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/15# (cost $36,000)	$36,000	43,110

Total Long-Term Investment Securities
(cost $258,639,371)		298,082,391

SHORT-TERM INVESTMENT SECURITIES — 19.1%
Collective Investment Pool — 17.5%
Navigator Securities Lending Prime Portfolio(7)(8)	53,494,230	53,494,230

Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund	1,308,349	1,308,349

Security Description	Principal Amount	Value (Note 2)

Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$3,499,000	$3,499,000

Total Short-Term Investment Securities
(cost $58,301,579)		58,301,579

TOTAL INVESTMENTS(9)
(cost $316,940,950)(9)	116.8%	356,383,970
Liabilities in excess of other assets	(16.8)	(51,372,733)

NET ASSETS	100.0%	$305,011,237

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2011, the Small Cap Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Springs Networks, Inc Series E 8.00% Convertible Preferred Stock	12/11/09	11,300	$113,000	$101,700	$9.00	0.03%
Coupon.com, Inc. Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	88,806

		16,166	$177,612	88,805	5.49	0.03%

				$190,505		0.06%

(4)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $190,505 representing 0.1% of net assets.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(7)	The security is purchased with the cash collateral received from securities loaned (see Note 2)
(8)	At November 30, 2011, the Fund had loaned securities with a total value of $55,253,066. This was secured by collateral of $53,494,230, which was received in cash and subsequently invested in short-term investments currently valued at $53,494,230 as reported in the portfolio of investments. The remaining collateral of $205,677 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mortgage Corp.	0.26%	01/10/13
United States Treasury Notes/Bonds	0.75% to 4.38%	04/30/12-05/15/41

(9)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$15,431,323	$—	$—	$15,431,323
Other Industries*	282,145,796	—	—	282,145,796
Convertible Preferred Stock	147,328	124,329	101,700	373,357
Preferred Stock	—	—	88,805	88,805
Convertible Bonds & Notes	—	43,110	—	43,110
Short-Term Investment Securities:
Collective Investment Pool	—	53,494,230	—	53,494,230
Registered Investment Companies	—	1,308,349	—	1,308,349
Time Deposits	—	3,499,000	—	3,499,000

Total	$297,724,447	$58,469,018	$190,505	$356,383,970

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$148,299	$67,800	$—
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	(161,310)	—	—
Change in unrealized appreciation(1)	34,361	33,900	—
Change in unrealized depreciation(1)	—	—	—
Net purchases	—	—	88,805
Net sales	(21,350)	—	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—

Balance as of 11/30/2011	$—	$101,700	$88,805

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$—	$33,900	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	15.4%
Real Estate Investment Trusts	8.3
Banks — Commercial	6.0
Oil Companies — Exploration & Production	3.1
Medical — Biomedical/Gene	2.1
Electric — Integrated	2.0
Medical — Drugs	1.9
Retail — Apparel/Shoe	1.8
Electronic Components — Semiconductors	1.6
Repurchase Agreements	1.6
Retail — Restaurants	1.5
Enterprise Software/Service	1.4
Gas — Distribution	1.4
Commercial Services	1.3
Insurance — Property/Casualty	1.3
Diversified Manufacturing Operations	1.3
Medical Products	1.2
Applications Software	1.0
Aerospace/Defense — Equipment	1.0
Medical — HMO	1.0
Distribution/Wholesale	1.0
Chemicals — Specialty	1.0
Oil — Field Services	0.9
Machinery — General Industrial	0.9
Savings & Loans/Thrifts	0.9
Therapeutics	0.9
Medical Instruments	0.9
Semiconductor Equipment	0.9
Consulting Services	0.9
Rental Auto/Equipment	0.9
Computer Services	0.8
Oil Field Machinery & Equipment	0.8
Food — Misc.	0.8
Investment Companies	0.8
Telecommunication Equipment	0.8
Semiconductor Components — Integrated Circuits	0.7
Metal Processors & Fabrication	0.7
Wireless Equipment	0.7
Auto/Truck Parts & Equipment — Original	0.7
Transport — Truck	0.7
Computers — Integrated Systems	0.7
Commercial Services — Finance	0.7
Finance — Investment Banker/Broker	0.7
Insurance — Reinsurance	0.6
Networking Products	0.6
Footwear & Related Apparel	0.6
Airlines	0.6
Electronic Components — Misc.	0.6
Insurance — Life/Health	0.6
Apparel Manufacturers	0.6
Human Resources	0.5
Paper & Related Products	0.5
Data Processing/Management	0.5
Transport-Marine	0.5
Building & Construction Products — Misc.	0.5
Aerospace/Defense	0.5
Chemicals — Diversified	0.5
Lasers — System/Components	0.5
Medical Information Systems	0.4
Retail — Automobile	0.4
Schools	0.4
Office Furnishings — Original	0.4
Consumer Products — Misc.	0.4
Food — Retail	0.4
E-Marketing/Info	0.4
Finance — Consumer Loans	0.4
Investment Management/Advisor Services	0.4
Internet Application Software	0.4
Food — Wholesale/Distribution	0.4

Retail-Pawn Shops	0.4
Instruments — Controls	0.3
Telecom Services	0.3
Lighting Products & Systems	0.3
Non-Ferrous Metals	0.3
Printing — Commercial	0.3
Advanced Materials	0.3
Transport — Services	0.3
Hazardous Waste Disposal	0.3
U.S. Government Treasuries	0.3
Water	0.3
Retail — Discount	0.3
Oil Refining & Marketing	0.3
Building — Residential/Commercial	0.3
Telecom Equipment — Fiber Optics	0.3
Resorts/Theme Parks	0.3
Engineering/R&D Services	0.3
Building & Construction — Misc.	0.3
Retail — Petroleum Products	0.3
Computer Software	0.3
Retail-Sporting Goods	0.3
Precious Metals	0.3
Coal	0.3
Building — Maintance & Services	0.3
Transactional Software	0.3
Alternative Waste Technology	0.3
Filtration/Separation Products	0.3
Industrial Automated/Robotic	0.3
Electronic Measurement Instruments	0.3
Transport — Rail	0.2
E-Services/Consulting	0.2
Transport — Equipment & Leasing	0.2
Multilevel Direct Selling	0.2
Medical — Outpatient/Home Medical	0.2
Food — Canned	0.2
Diagnostic Equipment	0.2
Theaters	0.2
Medical — Generic Drugs	0.2
Retail — Convenience Store	0.2
Tobacco	0.2
Internet Connectivity Services	0.2
Home Furnishings	0.2
Vitamins & Nutrition Products	0.2
Computers — Memory Devices	0.2
Communications Software	0.2
Telephone — Integrated	0.2
E-Commerce/Services	0.2
Gold Mining	0.2
Wire & Cable Products	0.2
Power Converter/Supply Equipment	0.2
Intimate Apparel	0.2
Audio/Video Products	0.2
Internet Security	0.2
Energy — Alternate Sources	0.2
Auction Houses/Art Dealers	0.2
E-Commerce/Products	0.2
Finance — Other Services	0.2
Computers — Periphery Equipment	0.2
Patient Monitoring Equipment	0.2
Satellite Telecom	0.2
Internet Content — Information/News	0.2
Chemicals — Plastics	0.2
Hotels/Motels	0.2
Retail — Home Furnishings	0.2
Silver Mining	0.2
Funeral Services & Related Items	0.2
Identification Systems	0.2
Diagnostic Kits	0.2
Medical — Nursing Homes	0.2
Physical Therapy/Rehabilitation Centers	0.2
Recreational Centers	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Miscellaneous Manufacturing	0.2%
Building — Heavy Construction	0.2
Leisure Products	0.2
Medical Sterilization Products	0.2
Research & Development	0.2
Multimedia	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Pipelines	0.1
Instruments — Scientific	0.1
Electronic Design Automation	0.1
Building Products — Cement	0.1
Agricultural Operations	0.1
Seismic Data Collection	0.1
Television	0.1
Diversified Operations/Commercial Services	0.1
Computer Aided Design	0.1
Dental Supplies & Equipment	0.1
Racetracks	0.1
Batteries/Battery Systems	0.1
Environmental Consulting & Engineering	0.1
Oil & Gas Drilling	0.1
Circuit Boards	0.1
Metal — Aluminum	0.1
Poultry	0.1
Publishing — Newspapers	0.1
Linen Supply & Related Items	0.1
Transport — Air Freight	0.1
Cosmetics & Toiletries	0.1
Retail — Misc./Diversified	0.1
Retail — Video Rentals	0.1
Casino Services	0.1
Electric Products — Misc.	0.1
Entertainment Software	0.1
Insurance — Multi-line	0.1
Physicians Practice Management	0.1
Auto Repair Centers	0.1
Disposable Medical Products	0.1
Diversified Minerals	0.1
Web Portals/ISP	0.1
Private Corrections	0.1
Protection/Safety	0.1
Web Hosting/Design	0.1
Platinum	0.1
Electronic Security Devices	0.1
Machinery — Material Handling	0.1
Retail-Major Department Stores	0.1
Machinery — Electrical	0.1
Retirement/Aged Care	0.1
Broadcast Services/Program	0.1
Electric — Generation	0.1
Drug Delivery Systems	0.1
Retail — Office Supplies	0.1
Casino Hotels	0.1
Finance — Mortgage Loan/Banker	0.1
Financial Guarantee Insurance	0.1
Diversified Operations	0.1
Environmental Monitoring & Detection	0.1
Storage/Warehousing	0.1
Retail — Hair Salons	0.1
Office Supplies & Forms	0.1
Machinery — Farming	0.1
Brewery	0.1
Publishing — Books	0.1
Internet Incubators	0.1
Steel Pipe & Tube	0.1
Rubber — Tires	0.1
Heart Monitors	0.1
Veterinary Diagnostics	0.1
Containers — Paper/Plastic	0.1

Building Products — Air & Heating	0.1
Coffee	0.1
Firearms & Ammunition	0.1
Internet Telephone	0.1
Engines — Internal Combustion	0.1
Gambling (Non-Hotel)	0.1
Building Products-Doors & Windows	0.1
Toys	0.1
Retail — Drug Store	0.1
Health Care Cost Containment	0.1
Real Estate Operations & Development	0.1
Medical — Hospitals	0.1
Forestry	0.1
Water Treatment Systems	0.1
Machinery — Construction & Mining	0.1
Finance — Auto Loans	0.1
Independent Power Producers	0.1
Travel Services	0.1
Decision Support Software	0.1
Banks — Fiduciary	0.1
Retail-Auto Parts	0.1
Venture Capital	0.1
Real Estate Management/Services	0.1
Food — Confectionery	0.1
Ultra Sound Imaging Systems	0.1
Cellular Telecom	0.1
Machinery — Pumps	0.1
Building Products — Wood	0.1

115.2%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.9%
Advanced Materials — 0.3%
Ceradyne, Inc.†	18,181	$540,703
Hexcel Corp.†	71,533	1,782,602
Metabolix, Inc.†#	24,865	118,358
STR Holdings, Inc.†#	22,069	202,152

		2,643,815

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A#	18,310	265,495

Advertising Services — 0.0%
Marchex, Inc., Class B#	15,604	107,824

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	12,346	376,677
Cubic Corp.	11,540	489,642
Esterline Technologies Corp.†	22,259	1,199,092
Kratos Defense & Security Solutions, Inc.†	24,185	120,925
National Presto Industries, Inc.#	3,507	331,306
Teledyne Technologies, Inc.†	26,826	1,520,498

		4,038,140

Aerospace/Defense - Equipment — 1.0%
AAR Corp.#	29,025	529,996
Astronics Corp.†#	7,507	267,700
Astronics Corp., Class B†	683	24,502
Curtiss - Wright Corp.	33,904	1,117,137
Ducommun, Inc.#	7,694	92,097
GenCorp, Inc.†#	42,874	233,235
HEICO Corp.#	30,468	1,807,971
Kaman Corp.#	19,187	595,373
LMI Aerospace, Inc.†	6,684	110,954
Moog, Inc., Class A†	33,170	1,387,169
Orbital Sciences Corp.†	42,674	633,709
Triumph Group, Inc.#	27,470	1,634,190

		8,434,033

Agricultural Operations — 0.1%
Alico, Inc.#	2,586	46,393
Andersons, Inc.	13,585	601,680
Cadiz, Inc.†#	8,806	75,203
Griffin Land & Nurseries, Inc.	1,822	51,016
Limoneira Co.	5,712	96,990
MGP Ingredients, Inc.#	8,782	43,822
Tejon Ranch Co.†	10,393	256,395

		1,171,499

Airlines — 0.6%
Alaska Air Group, Inc.†#	26,168	1,816,583
Allegiant Travel Co.†#	10,791	561,995
Hawaiian Holdings, Inc.†	36,813	219,037
JetBlue Airways Corp.†#	179,986	741,542
Republic Airways Holdings, Inc.†#	35,199	134,812
SkyWest, Inc.	38,627	468,546
Spirit Airlines, Inc.†	11,384	183,624
US Airways Group, Inc.†#	118,321	558,475

		4,684,614

Alternative Waste Technology — 0.3%
Calgon Carbon Corp.†#	41,244	613,711
Darling International, Inc.†	85,453	1,227,960
Rentech, Inc.†	162,774	242,533

		2,084,204

Apparel Manufacturers — 0.6%
Carter’s, Inc.†#	35,901	1,427,783
Columbia Sportswear Co.#	8,864	450,291
Delta Apparel, Inc.†#	5,173	93,114

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
G-III Apparel Group, Ltd.†	12,059	$222,247
Jones Group, Inc.	63,874	693,033
Maidenform Brands, Inc.†	17,094	315,213
Oxford Industries, Inc.#	9,376	355,632
Quiksilver, Inc.†	94,770	292,839
True Religion Apparel, Inc.†	18,827	662,711

		4,512,863

Applications Software — 1.0%
Actuate Corp.†	26,243	173,204
Callidus Software, Inc†	21,898	112,118
Deltek, Inc.†	16,209	132,103
Ebix, Inc.#	21,049	452,553
EPIQ Systems, Inc.#	22,937	309,649
Geeknet, Inc.†#	3,198	65,431
inContact, Inc.†	22,414	98,622
NetSuite, Inc.†#	19,877	805,814
Parametric Technology Corp.†	86,994	1,812,085
PDF Solutions, Inc.†	17,098	106,863
Progress Software Corp.†	48,950	997,111
Quest Software, Inc.†	44,665	807,097
RealPage, Inc.†#	22,145	554,289
SuccessFactors, Inc.†#	60,936	1,559,962
Tangoe, Inc.†	7,485	101,646
Verint Systems, Inc.†	15,468	437,590

		8,526,137

Athletic Equipment — 0.0%
Black Diamond, Inc.†	9,669	73,581

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	19,123	54,309

Auction House/Art Dealers — 0.2%
Sotheby’s	49,337	1,549,675

Audio/Video Products — 0.2%
Audiovox Corp., Class A	13,178	95,409
DTS, Inc.†#	12,709	365,892
Skullcandy, Inc.†#	7,035	104,258
TiVo, Inc.†	87,077	860,321
Universal Electronics, Inc.†#	10,971	179,047

		1,604,927

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	22,267	894,020

Auto - Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	51,866	286,300

Auto - Truck Trailers — 0.0%
Wabash National Corp.†	50,028	367,206

Auto/Truck Parts & Equipment - Original — 0.7%
Accuride Corp.†	29,541	180,495
American Axle & Manufacturing Holdings, Inc.†#	48,766	427,678
Amerigon, Inc.†#	16,243	254,690
Dana Holding Corp.†	106,828	1,331,077
Fuel Systems Solutions, Inc.†	12,152	216,306
Meritor, Inc.†	68,984	410,455
Miller Industries, Inc.	8,639	139,001
Modine Manufacturing Co.†	33,989	329,014
Spartan Motors, Inc.#	24,354	121,770
Superior Industries International, Inc.#	17,097	278,339
Tenneco, Inc.†	44,158	1,278,816
Titan International, Inc.#	30,730	661,924
Tower International, Inc.†	4,799	50,965

		5,680,530

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement — 0.2%
Commercial Vehicle Group, Inc.†	21,020	$235,424
Dorman Products, Inc.†#	7,900	305,572
Douglas Dynamics, Inc.	13,612	210,986
Exide Technologies†#	56,533	156,031
Motorcar Parts of America, Inc.†#	8,814	65,488
Standard Motor Products, Inc.	14,369	280,627

		1,254,128

B2B/E - Commerce — 0.0%
ePlus, Inc.†#	2,819	78,284
Global Sources, Ltd.†	8,321	51,424
SPS Commerce, Inc.†	6,152	144,264

		273,972

Banks - Commercial — 6.0%
1st Source Corp.	11,112	279,022
1st United Bancorp, Inc.†	19,886	109,572
Alliance Financial Corp.#	3,466	102,732
Ameris Bancorp†	17,358	173,580
Ames National Corp.	6,056	98,047
Arrow Financial Corp.#	7,403	175,155
Bancfirst Corp.#	4,912	182,383
Banco Latinoamericano de Comercio Exterior SA, Class E	20,324	332,501
Bancorp Rhode Island, Inc.#	2,716	117,494
Bancorp, Inc.†	21,360	170,880
BancorpSouth, Inc.	60,978	597,584
Bank of Kentucky Financial Corp.	4,206	88,999
Bank of Marin Bancorp#	3,886	143,471
Bank of the Ozarks, Inc.#	20,504	581,288
Banner Corp.	12,074	195,357
BBCN Bancorp, Inc.†	27,757	260,083
Bridge Bancorp, Inc.	4,918	94,967
Bridge Capital Holdings†#	6,679	69,261
Bryn Mawr Bank Corp.#	7,920	146,599
Camden National Corp.#	5,608	166,221
Capital Bank Corp.†#	10,214	20,122
Capital City Bank Group, Inc.#	8,343	87,685
Cardinal Financial Corp.#	21,132	225,901
Cascade Bancorp†	4,381	18,006
Cass Information Systems, Inc.	6,153	238,183
Cathay General Bancorp, Class B	57,433	796,596
Center Bancorp, Inc.	8,828	87,927
Center Financial Corp.†	26,032	191,856
Centerstate Banks, Inc.	21,937	123,725
Central Pacific Financial Corp.†	11,218	149,424
Century Bancorp, Inc., Class A#	2,517	70,350
Chemical Financial Corp.#	20,050	412,228
Citizens & Northern Corp.#	8,898	151,355
City Holding Co.#	11,130	362,393
CNB Financial Corp.	8,976	141,821
CoBiz Financial, Inc.	23,755	126,614
Columbia Banking System, Inc.	28,838	519,084
Community Bank System, Inc.#	26,869	709,879
Community Trust Bancorp, Inc.#	10,115	285,142
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	65,237	641,280
Eagle Bancorp, Inc.†	12,241	181,656
Encore Bancshares, Inc†#	6,165	74,381
Enterprise Bancorp, Inc.#	4,252	61,399
Enterprise Financial Services Corp.	11,615	167,721
Financial Institutions, Inc.	10,074	167,732
First Bancorp#	11,030	129,933
First Bancorp, Inc.#	6,407	93,030
First Busey Corp.	56,292	296,096
First Commonwealth Financial Corp.	76,623	356,297
First Community Bancshares, Inc.#	11,607	143,927

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Connecticut Bancorp, Inc.	13,059	$165,196
First Financial Bancorp	42,547	675,646
First Financial Bankshares, Inc.#	22,961	757,713
First Financial Corp.	8,136	270,847
First Interstate BancSystem, Inc.#	11,515	135,647
First Merchants Corp.	18,736	151,762
First Midwest Bancorp, Inc.	54,441	517,189
First of Long Island Corp.	5,575	144,671
FirstMerit Corp.	79,792	1,165,761
FNB Corp.#	92,693	988,107
Franklin Financial Corp.†#	10,144	110,975
German American Bancorp, Inc.	9,197	165,362
Glacier Bancorp, Inc.#	52,526	630,837
Great Southern Bancorp, Inc.	7,419	158,396
Hampton Roads Bankshares, Inc.†	7,169	22,296
Hancock Holding Co.	55,734	1,701,838
Hanmi Financial Corp.†	110,477	96,712
Heartland Financial USA, Inc.	9,725	149,862
Heritage Commerce Corp.†	15,232	76,160
Heritage Financial Corp.#	11,430	141,046
Home Bancshares, Inc.#	16,377	407,132
Hudson Valley Holding Corp.#	11,397	231,931
IBERIABANK Corp.#	21,573	1,074,767
Independent Bank Corp.#	15,655	409,222
International Bancshares Corp.	38,716	692,242
Lakeland Bancorp, Inc.#	15,830	136,929
Lakeland Financial Corp.#	11,833	290,145
MainSource Financial Group, Inc.	14,707	121,774
MB Financial, Inc.#	39,753	675,006
Merchants Bancshares, Inc.#	3,512	100,794
Metro Bancorp, Inc.†	10,121	85,725
MidSouth Bancorp, Inc.#	5,585	71,265
National Bankshares, Inc.	5,066	138,555
National Penn Bancshares, Inc.#	90,369	752,774
NBT Bancorp, Inc.#	25,154	535,780
Old National Bancorp#	69,192	776,334
OmniAmerican Bancorp, Inc.†#	8,647	127,976
Oriental Financial Group, Inc.	33,067	363,076
Orrstown Financial Services, Inc.	5,104	44,099
Pacific Capital Bancorp NA†#	3,004	77,653
Pacific Continental Corp.	13,459	127,457
PacWest Bancorp	22,093	412,697
Park National Corp.#	9,425	573,982
Park Sterling Corp.†#	23,398	91,018
Penns Woods Bancorp, Inc.	2,802	107,457
Peoples Bancorp, Inc.#	7,714	99,279
Pinnacle Financial Partners, Inc.†#	24,932	373,731
PrivateBancorp, Inc.	43,847	420,931
Prosperity Bancshares, Inc.#	34,245	1,369,457
Renasant Corp.#	18,301	271,221
Republic Bancorp, Inc., Class A	7,233	153,340
S&T Bancorp, Inc.#	20,492	378,282
S.Y. Bancorp, Inc.	8,800	186,912
Sandy Spring Bancorp, Inc.	17,593	304,535
SCBT Financial Corp.#	10,205	290,638
Seacoast Banking Corp. of Florida†	52,933	78,870
Sierra Bancorp	8,684	87,795
Signature Bank†	33,649	1,966,111
Simmons First National Corp., Class A#	12,658	335,437
Southside Bancshares, Inc.	12,008	260,453
Southwest Bancorp, Inc.†#	14,198	69,996
State Bancorp, Inc.#	11,051	129,186
State Bank Financial Corp.†#	23,088	346,551
StellarOne Corp.#	16,783	205,760
Sterling Bancorp	22,589	197,202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Sterling Financial Corp.†	19,590	$311,089
Suffolk Bancorp	7,094	62,002
Sun Bancorp, Inc.†	27,466	70,862
Susquehanna Bancshares, Inc.	114,438	906,349
SVB Financial Group†#	31,324	1,473,481
Taylor Capital Group, Inc.†#	7,925	67,838
Texas Capital Bancshares, Inc.†	27,185	784,559
Tompkins Financial Corp.#	5,937	238,074
Tower Bancorp, Inc.	7,656	208,932
Towne Bank#	17,783	221,043
TriCo Bancshares#	10,266	151,629
Trustco Bank Corp.	67,931	357,996
Trustmark Corp.#	46,738	1,045,062
UMB Financial Corp.#	23,378	834,595
Umpqua Holdings Corp.#	83,734	1,046,675
Union First Market Bankshares Corp.#	14,793	193,640
United Bankshares, Inc.#	36,661	979,582
United Community Banks, Inc.†#	30,361	211,313
Univest Corp. of Pennsylvania	12,250	185,220
Virginia Commerce Bancorp, Inc.†#	17,105	114,261
Washington Banking Co.	11,199	126,213
Washington Trust Bancorp, Inc.#	10,410	247,862
Webster Financial Corp.	52,618	1,036,575
WesBanco, Inc.	16,879	331,503
West Bancorporation, Inc.#	11,364	109,663
West Coast Bancorp†	14,084	228,865
Westamerica Bancorporation#	21,092	968,334
Western Alliance Bancorp†	50,643	318,544
Wilshire Bancorp, Inc.†	44,935	143,792
Wintrust Financial Corp.#	25,536	709,645

		48,979,637

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.#	56,238	436,969

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	7,847	99,657

Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†#	64,491	159,938
EnerSys†	36,679	882,130
Valence Technology, Inc.†#	52,748	48,101

		1,090,169

Beverages - Non-alcoholic — 0.0%
Coca - Cola Bottling Co. Consolidated#	3,342	187,152
National Beverage Corp.†#	8,170	136,602
Primo Water Corp.†#	10,724	32,923

		356,677

Beverages - Wine/Spirits — 0.0%
Central European Distribution Corp.†#	53,116	243,802

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	5,998	599,260
Craft Brewers Alliance, Inc.†#	7,603	49,040

		648,300

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†#	25,482	37,713
Digital Generation, Inc.†	20,021	232,244
Fisher Communications, Inc.†#	6,445	192,705
Nexstar Broadcasting Group, Inc., Class A†#	8,000	63,600
Outdoor Channel Holdings, Inc.†	10,493	73,346
World Wrestling Entertainment, Inc., Class A#	19,906	191,496

		791,104

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.5%
Broadwind Energy, Inc.†#	102,041	$67,347
Builders FirstSource, Inc.†#	33,218	51,488
Drew Industries, Inc.#	13,958	302,889
Gibraltar Industries, Inc.†#	22,208	300,918
Interline Brands, Inc.†	24,363	384,448
Louisiana-Pacific Corp.†	96,521	770,238
NCI Building Systems, Inc.†	14,419	134,385
Quanex Building Products Corp.	27,682	417,444
Simpson Manufacturing Co., Inc.	30,377	1,005,479
Trex Co., Inc.†#	11,368	253,847
USG Corp.†#	52,157	510,617

		4,199,100

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	28,841	437,229
Dycom Industries, Inc.†	25,720	515,686
Layne Christensen Co.†#	14,341	358,812
MasTec, Inc.†	41,359	662,158
MYR Group, Inc.†	14,703	257,891

		2,231,776

Building Products - Air & Heating — 0.1%
AAON, Inc.#	13,717	300,540
Comfort Systems USA, Inc.	27,691	288,817

		589,357

Building Products - Cement — 0.1%
Eagle Materials, Inc.	32,496	752,283
Texas Industries, Inc.	16,637	421,415

		1,173,698

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	20,509	217,395
Griffon Corp.	34,823	326,640

		544,035

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.#	14,226	92,327

Building Products - Wood — 0.1%
Universal Forest Products, Inc.#	14,261	397,454

Building - Heavy Construction — 0.2%
Granite Construction, Inc.	28,223	702,753
Orion Marine Group, Inc.†	19,724	118,541
Sterling Construction Co., Inc.†#	12,023	152,812
Tutor Perini Corp.†	22,784	375,708

		1,349,814

Building - Maintance & Services — 0.3%
ABM Industries, Inc.#	38,725	841,494
Rollins, Inc.#	46,409	1,030,280
Swisher Hygiene, Inc.†#	61,798	239,158

		2,110,932

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†#	4,980	202,636
Skyline Corp.#	5,007	28,890
Winnebago Industries, Inc.†#	21,270	136,979

		368,505

Building - Residential/Commercial — 0.3%
Beazer Homes USA, Inc.†#	55,647	119,641
Hovnanian Enterprises, Inc., Class A†#	44,737	63,079
KB Home#	56,209	413,136
M/I Homes, Inc.†#	13,666	123,541
MDC Holdings, Inc.#	27,394	488,983

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building - Residential/Commercial (continued)
Meritage Homes Corp.†#	20,414	$445,433
Ryland Group, Inc.	32,413	487,492
Standard Pacific Corp.†#	77,584	246,717

		2,388,022

Cable/Satellite TV — 0.0%
Knology, Inc.†	21,942	312,673

Capacitors — 0.0%
Kemet Corp.†	32,244	266,980

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	23,534	411,845
Boyd Gaming Corp.†#	40,012	268,080
Monarch Casino & Resort, Inc.†	6,506	62,393

		742,318

Casino Services — 0.1%
Multimedia Games, Inc.†#	19,645	145,373
Scientific Games Corp., Class A†	42,497	365,474
Shuffle Master, Inc.†	39,463	437,645

		948,492

Cellular Telecom — 0.1%
Leap Wireless International, Inc.†#	44,606	404,576

Chemicals - Diversified — 0.5%
Aceto Corp.	19,443	133,185
Chemtura Corp.†	70,333	819,379
Codexis, Inc.†#	17,927	86,408
Georgia Gulf Corp.†#	24,810	476,600
Innophos Holdings, Inc.#	15,851	780,662
Innospec, Inc.†	17,314	503,145
Olin Corp.	58,203	1,105,857

		3,905,236

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†#	20,288	166,564

Chemicals - Other — 0.0%
American Vanguard Corp.#	16,314	208,167

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	22,537	465,840
Landec Corp.†#	19,272	114,668
PolyOne Corp.	68,209	733,929
Spartech Corp.†	22,546	96,046

		1,410,483

Chemicals - Specialty — 1.0%
Balchem Corp.#	21,075	874,613
Ferro Corp.†	63,219	367,302
H.B. Fuller Co.	36,101	832,489
Hawkins, Inc.	6,344	250,652
KMG Chemicals, Inc.#	5,239	81,990
Kraton Performance Polymers, Inc.†	23,293	489,619
Minerals Technologies, Inc.	13,343	773,894
NewMarket Corp.#	6,583	1,302,710
Oil - Dri Corp. of America	3,640	75,931
OM Group, Inc.†#	22,644	515,151
Omnova Solutions, Inc.†#	33,041	143,728
Quaker Chemical Corp.#	9,353	363,925
Sensient Technologies Corp.	36,564	1,381,022
Stepan Co.	5,918	480,778
Zep, Inc.	16,026	225,806

		8,159,610

Security Description	Shares	Value (Note 2)

Circuit Boards — 0.1%
DDi Corp.#	11,022	$99,308
Multi - Fineline Electronix, Inc.†	6,598	138,096
Park Electrochemical Corp.	15,137	415,359
TTM Technologies, Inc.†	37,952	417,852

		1,070,615

Coal — 0.3%
Cloud Peak Energy, Inc.†	44,520	951,392
Hallador Energy Co.	3,267	32,115
James River Coal Co.†#	25,944	215,076
L&L Energy, Inc.†#	16,285	47,552
Patriot Coal Corp.†#	66,677	694,108
SunCoke Energy, Inc.†#	9,743	112,434
Westmoreland Coal Co.†#	7,226	74,066

		2,126,743

Coffee — 0.1%
Farmer Brothers Co.#	4,947	38,488
Peet’s Coffee & Tea, Inc.†	9,362	544,119

		582,607

Commercial Services — 1.3%
Acacia Research - Acacia Technologies†	31,239	1,087,742
Arbitron, Inc.	19,818	745,355
Convergys Corp.†	76,837	992,734
CoStar Group, Inc.†	18,469	1,228,927
ExlService Holdings, Inc.†#	11,805	314,013
Healthcare Services Group, Inc.#	48,479	875,531
HMS Holdings Corp.†	61,917	1,877,943
Intersections, Inc.#	6,713	69,345
Live Nation Entertainment, Inc.†	103,073	890,551
Mac - Gray Corp.#	8,686	107,272
Medifast, Inc.†#	10,064	139,990
National Research Corp.#	1,333	44,829
PHH Corp.†	41,088	631,112
Providence Service Corp.†	9,467	110,858
RPX Corp.†	6,980	98,557
ServiceSource International, Inc.†	7,299	97,369
Standard Parking Corp.†	11,558	209,200
Steiner Leisure, Ltd.†	10,976	515,872
Team, Inc.†	14,219	389,032
TeleTech Holdings, Inc.†	18,522	326,172
TMS International Corp.†#	9,404	94,040

		10,846,444

Commercial Services - Finance — 0.7%
Advance America Cash Advance Centers, Inc.	40,237	342,819
Cardtronics, Inc.†	31,456	854,974
CBIZ, Inc.†	28,787	173,298
DFC Global Corp.†	31,739	576,063
Euronet Worldwide, Inc.†#	37,401	673,218
Global Cash Access Holdings, Inc.†	47,110	211,995
Heartland Payment Systems, Inc.	28,152	634,828
MoneyGram International, Inc.†	7,636	131,110
PRGX Global, Inc.†#	14,266	85,881
TNS, Inc.†	18,599	363,238
Wright Express Corp.†	28,208	1,480,356

		5,527,780

Communications Software — 0.2%
Digi International, Inc.†	18,507	203,392
Seachange International, Inc.†	19,311	154,681
Smith Micro Software, Inc.†#	26,199	26,985
SolarWinds, Inc.†	41,614	1,364,523

		1,749,581

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	61,796	$1,103,059

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	26,120	387,360

Computer Services — 0.8%
CACI International, Inc., Class A†#	19,286	1,087,345
Carbonite, Inc.†#	5,249	63,618
CIBER, Inc.†	46,705	193,359
Computer Task Group, Inc.†#	11,041	143,975
Dynamics Research Corp.†	6,530	63,667
iGate Corp.†	22,594	350,659
Insight Enterprises, Inc.†	34,120	499,517
j2 Global, Inc.	33,587	910,543
KeyW Holding Corp.†#	13,459	109,422
LivePerson, Inc.†#	38,469	483,940
Manhattan Associates, Inc.†	14,924	673,669
Stream Global Services, Inc.†	6,691	20,675
SYKES Enterprises, Inc.†	30,570	497,985
Syntel, Inc.	11,250	538,200
Unisys Corp.†	31,431	759,059
Virtusa Corp.†#	11,044	173,832

		6,569,465

Computer Software — 0.3%
Accelrys, Inc.†#	40,455	288,444
Avid Technology, Inc.†#	21,637	172,230
Blackbaud, Inc.#	32,504	955,943
Convio, Inc.†	8,838	90,678
Cornerstone OnDemand, Inc.†#	8,333	134,328
DynaVox, Inc., Class A†#	6,855	27,214
Envestnet, Inc.†#	13,983	145,983
Guidance Software, Inc.†#	10,150	61,610
SS&C Technologies Holdings, Inc.†	18,417	295,593

		2,172,023

Computers — 0.0%
Silicon Graphics International Corp.†	22,633	337,684

Computers - Integrated Systems — 0.7%
3D Systems Corp.†#	30,612	477,853
Agilysys, Inc.†#	13,065	106,218
Cray, Inc.†	26,424	163,300
Echelon Corp.†#	25,642	126,159
Jack Henry & Associates, Inc.	63,053	2,093,990
Maxwell Technologies, Inc.†	20,414	346,426
Mercury Computer Systems, Inc.†	22,042	303,959
MTS Systems Corp.	11,394	457,811
NCI, Inc., Class A†#	4,866	58,879
Netscout Systems, Inc.†	27,278	482,002
Radisys Corp.†	14,186	61,567
Stratasys, Inc.†	15,434	474,133
Super Micro Computer, Inc.†	19,616	266,581
Wave Systems Corp., Class A†#	60,515	136,159

		5,555,037

Computers - Memory Devices — 0.2%
Dot Hill Systems Corp.†#	41,263	55,292
Imation Corp.†#	21,941	129,013
OCZ Technology Group, Inc.†#	37,529	262,328
Quantum Corp.†	164,629	442,852
Spansion, Inc., Class A†	36,747	321,169
STEC, Inc.†#	30,012	273,709
Xyratex, Ltd.#	20,685	280,489

		1,764,852

Security Description	Shares	Value (Note 2)

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	34,094	$504,250
Immersion Corp.†	20,836	126,683
Rimage Corp.	6,938	78,538
Synaptics, Inc.†	23,486	762,356

		1,471,827

Consulting Services — 0.9%
Accretive Health, Inc.†#	29,222	674,444
Advisory Board Co.†	11,576	837,871
Corporate Executive Board Co.#	25,209	987,941
CRA International, Inc.†	7,922	161,767
Forrester Research, Inc.†#	10,748	347,913
Franklin Covey Co.†#	9,743	91,292
FTI Consulting, Inc.†	30,713	1,317,280
Hackett Group, Inc.†	22,232	84,037
Hill International, Inc.†	18,306	100,683
Huron Consulting Group, Inc.†	16,214	562,950
ICF International, Inc.†	14,362	372,550
MAXIMUS, Inc.	25,348	1,054,477
Navigant Consulting, Inc.†	37,668	424,518
Pendrell Corp.†	110,415	301,433
Zillow, Inc.†#	3,000	67,170

		7,386,326

Consumer Products - Misc. — 0.4%
American Greetings Corp., Class A#	29,524	501,613
AT Cross Co., Class A†	6,991	76,552
Blyth, Inc.#	3,793	249,655
Central Garden and Pet Co., Class A†	34,594	307,195
CSS Industries, Inc.	5,921	125,821
Helen of Troy, Ltd.†#	22,543	673,359
Prestige Brands Holdings, Inc.†	36,727	362,863
Spectrum Brands Holdings, Inc.†	12,203	341,928
Summer Infant, Inc.†#	9,738	66,803
WD - 40 Co.	11,659	482,799

		3,188,588

Containers - Paper/Plastic — 0.1%
AEP Industries, Inc.†#	3,136	76,362
Graphic Packaging Holding Co.†	116,745	517,180

		593,542

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	17,853	674,844
Inter Parfums, Inc.#	11,759	201,549
Revlon, Inc., Class A†#	7,926	122,298

		998,691

Data Processing/Management — 0.5%
Acxiom Corp.†#	59,270	737,319
CommVault Systems, Inc.†	32,164	1,596,299
CSG Systems International, Inc.†	25,277	383,452
Fair Isaac Corp.	29,093	1,058,112
FalconStor Software, Inc.†	22,427	63,693
Pegasystems, Inc.#	12,144	350,719
Schawk, Inc.#	8,610	108,917

		4,298,511

Decision Support Software — 0.1%
DemandTec, Inc.†#	23,591	179,291
Interactive Intelligence Group†	10,406	232,054
QAD, Inc.†#	4,808	52,888

		464,233

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	44,787	$1,097,281

Diagnostic Equipment — 0.2%
Affymetrix, Inc.†#	51,495	232,757
Cepheid, Inc.†#	45,118	1,547,548
Hansen Medical, Inc.†#	34,222	81,448

		1,861,753

Diagnostic Kits — 0.2%
BG Medicine, Inc.†#	5,609	26,026
Medtox Scientific, Inc.†	5,530	77,641
Meridian Bioscience, Inc.#	29,949	572,925
OraSure Technologies, Inc.†	34,100	323,950
Quidel Corp.†#	20,808	377,665

		1,378,207

Direct Marketing — 0.0%
Harte - Hanks, Inc.#	32,327	294,176
ValueVision Media, Inc., Class A†#	29,886	56,783

		350,959

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,873	390,501
Medical Action Industries, Inc.†	11,966	56,838
Merit Medical Systems, Inc.†	30,599	425,020

		872,359

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#	33,577	655,759
Brightpoint, Inc.†	49,808	497,582
Core - Mark Holding Co., Inc.	8,319	320,781
Houston Wire & Cable Co.	12,974	145,698
MWI Veterinary Supply, Inc.†	9,168	633,600
Owens & Minor, Inc.#	46,558	1,433,986
Pool Corp.#	35,185	1,073,143
Rentrak Corp.†	6,945	97,577
Scansource, Inc.†#	19,724	692,510
School Specialty, Inc.†#	11,756	49,140
Titan Machinery, Inc.†	11,254	244,212
United Stationers, Inc.	33,602	1,127,011
Watsco, Inc.#	20,541	1,304,353

		8,275,352

Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	27,766	1,090,093
Actuant Corp., Class A#	50,102	1,148,338
AZZ, Inc.#	9,162	388,011
Barnes Group, Inc.#	39,774	990,770
Blount International, Inc.†#	35,529	543,949
Brink’s Co.#	34,091	839,320
Chase Corp.	4,677	58,135
Colfax Corp.†#	17,953	526,202
EnPro Industries, Inc.†#	15,098	505,330
ESCO Technologies, Inc.	19,432	526,607
Fabrinet†	14,903	211,474
Federal Signal Corp.†#	45,370	167,415
GP Strategies Corp.†#	10,834	141,384
Handy & Harman, Ltd.†	4,270	47,482
Koppers Holdings, Inc.#	15,048	497,036
LSB Industries, Inc.†#	13,413	419,425
Lydall, Inc.†	12,530	112,770
Matthews International Corp., Class A#	21,556	715,013
Park - Ohio Holdings Corp.†	6,089	118,127
Raven Industries, Inc.#	13,205	795,469
Standex International Corp.	9,123	291,297

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Tredegar Corp.#	17,437	$380,650

		10,514,297

Diversified Minerals — 0.1%
AMCOL International Corp.#	17,795	589,548
General Moly, Inc.†#	49,242	164,961
United States Lime & Minerals, Inc.†#	1,898	104,808

		859,317

Diversified Operations — 0.1%
Compass Diversified Holdings	29,486	378,011
Harbinger Group, Inc.†#	6,609	31,062
Horizon Pharma, Inc.†	4,016	20,923
Primoris Services Corp.	19,498	277,262

		707,258

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	15,536	833,662
Viad Corp.	14,881	276,042

		1,109,704

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†#	64,048	167,806
Depomed, Inc.†#	39,202	190,913
Nektar Therapeutics†#	83,317	416,585

		775,304

E - Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	18,981	45,934
Blue Nile, Inc.†#	9,381	356,384
Nutrisystem, Inc.#	19,686	229,145
Overstock.com, Inc.†	8,456	69,846
Shutterfly, Inc.†#	21,758	589,207
Stamps.com, Inc.†#	7,740	211,844
US Auto Parts Network, Inc.†#	10,797	44,376

		1,546,736

E - Commerce/Services — 0.2%
Ancestry.com, Inc.†	23,128	548,365
Move, Inc.†	28,981	188,376
OpenTable, Inc.†#	17,196	608,223
Orbitz Worldwide, Inc.†#	15,280	53,786
United Online, Inc.	64,740	341,827

		1,740,577

E - Marketing/Info — 0.4%
Active Network, Inc.†	8,978	113,841
comScore, Inc.†#	23,283	462,633
Constant Contact, Inc.†#	21,521	470,880
Digital River, Inc.†	28,961	463,086
Liquidity Services, Inc.†	13,720	467,303
QuinStreet, Inc.†	20,121	186,321
ReachLocal, Inc.†	7,284	59,000
ValueClick, Inc.†	57,468	888,455

		3,111,519

E - Services/Consulting — 0.2%
Keynote Systems, Inc.	10,187	186,727
Perficient, Inc.†	17,648	151,773
Saba Software, Inc.†#	20,669	139,516
Sapient Corp.	79,787	979,784
Websense, Inc.†	29,180	528,450

		1,986,250

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Educational Software — 0.0%
Rosetta Stone, Inc.†	8,011	$55,516

Electric Products - Misc. — 0.1%
Graham Corp.	7,187	168,032
Littelfuse, Inc.	16,602	775,978

		944,010

Electric - Distribution — 0.0%
EnerNOC, Inc.†	16,984	167,122
Genie Energy, Ltd.†#	10,147	73,363

		240,485

Electric - Generation — 0.1%
Atlantic Power Corp.#	59,634	784,187

Electric - Integrated — 2.0%
Allete, Inc.	23,291	928,146
Ameresco, Inc., Class A†#	12,902	153,276
Avista Corp.	42,091	1,052,275
Black Hills Corp.	28,784	942,676
Central Vermont Public Service Corp.	9,786	344,369
CH Energy Group, Inc.	11,352	639,685
Cleco Corp.#	44,538	1,609,603
El Paso Electric Co.	30,755	1,061,663
Empire District Electric Co.	30,513	642,299
IDACORP, Inc.#	36,199	1,483,797
MGE Energy, Inc.#	16,882	755,301
NorthWestern Corp.	26,482	923,692
Otter Tail Corp.#	26,337	570,986
Pike Electric Corp.†	11,871	80,723
PNM Resources, Inc.	63,305	1,209,759
Portland General Electric Co.	55,017	1,378,176
UIL Holdings Corp.#	36,904	1,285,735
Unisource Energy Corp.	26,806	988,605
Unitil Corp.	7,980	221,285

		16,272,051

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B#	7,679	140,372
Benchmark Electronics, Inc.†	44,346	612,418
CTS Corp.	25,073	213,371
Daktronics, Inc.#	25,285	237,679
Methode Electronics, Inc.	26,980	239,582
Microvision, Inc.†#	76,763	34,628
NVE Corp.†	3,488	204,327
OSI Systems, Inc.†	13,915	665,276
Plexus Corp.†	25,964	704,923
Pulse Electronics Corp.	30,384	92,064
Rogers Corp.†	11,664	463,061
Sanmina - SCI Corp.†	58,806	498,087
Stoneridge, Inc.†#	19,319	158,802
Viasystems Group, Inc.†#	2,085	38,030
Vishay Precision Group, Inc.†#	8,983	128,008
Zagg, Inc.†#	16,195	186,243

		4,616,871

Electronic Components - Semiconductors — 1.6%
Advanced Analogic Technologies, Inc.†	31,385	180,307
Alpha & Omega Semiconductor, Ltd.†#	10,731	94,004
Amkor Technology, Inc.†#	77,210	342,812
Applied Micro Circuits Corp.†#	46,278	345,234
AXT, Inc.†#	23,353	98,316
Cavium, Inc.†#	35,374	1,154,607
Ceva, Inc.†#	16,826	484,757
Diodes, Inc.†#	25,794	528,777
DSP Group, Inc.†	17,101	100,554

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
eMagin Corp.†#	13,611	$57,166
Emcore Corp.†#	64,519	61,293
Entropic Communications, Inc.†	62,577	311,633
GSI Technology, Inc.†#	14,727	72,162
GT Advanced Technologies, Inc.†#	91,951	709,862
Inphi Corp.†#	14,986	161,699
Integrated Silicon Solution, Inc.†	19,550	182,402
IXYS Corp.†#	17,643	203,600
Kopin Corp.†#	47,155	165,986
Lattice Semiconductor Corp.†	86,036	592,788
Microsemi Corp.†	63,102	1,120,692
Mindspeed Technologies, Inc.†#	24,459	125,964
MIPS Technologies, Inc.†#	38,377	184,210
Monolithic Power Systems, Inc.†	21,877	263,399
MoSys, Inc.†#	23,832	74,594
Netlogic Microsystems, Inc.†	49,893	2,465,712
OmniVision Technologies, Inc.†#	42,343	456,881
PLX Technology, Inc.†#	32,515	100,471
Rambus, Inc.†	71,718	572,310
Richardson Electronics, Ltd.	10,300	127,411
Rubicon Technology, Inc.†	12,804	121,510
Semtech Corp.†	47,656	1,105,619
Silicon Image, Inc.†	58,062	285,084
Supertex, Inc.†#	8,090	149,746
Volterra Semiconductor Corp.†#	17,937	439,456

		13,441,018

Electronic Design Automation — 0.1%
Magma Design Automation, Inc.†	48,773	278,982
Mentor Graphics Corp.†	70,329	895,991

		1,174,973

Electronic Measurement Instruments — 0.3%
Analogic Corp.	9,164	513,275
Badger Meter, Inc.#	10,995	341,615
FARO Technologies, Inc.†	11,934	578,202
LeCroy Corp.†	11,976	108,383
Measurement Specialties, Inc.†	10,924	311,662
Zygo Corp.†#	11,612	189,624

		2,042,761

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	6,631	485,455
Identive Group, Inc.†	28,262	54,828
Taser International, Inc.†	44,279	266,560

		806,843

Energy - Alternate Sources — 0.2%
Amyris, Inc.†#	12,883	145,192
Clean Energy Fuels Corp.†#	36,201	474,233
FuelCell Energy, Inc.†#	90,740	84,388
FutureFuel Corp.#	13,638	172,521
Gevo, Inc.†#	4,342	26,703
Green Plains Renewable Energy, Inc.†	15,135	159,523
Headwaters, Inc.†	44,415	113,702
KiOR, Inc., Class A†#	7,888	138,671
REX American Resources Corp.†	4,499	82,692
Solazyme, Inc.†#	8,012	93,500
Syntroleum Corp.†#	64,483	63,838

		1,554,963

Engineering/R&D Services — 0.3%
Argan, Inc.#	5,752	80,528
EMCOR Group, Inc.	48,823	1,251,333
Exponent, Inc.†#	10,235	484,934

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engineering/R&D Services (continued)
Michael Baker Corp.†	6,105	$121,184
Mistras Group, Inc.†	10,750	252,948
VSE Corp.#	3,017	78,714

		2,269,641

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	36,833	555,073

Enterprise Software/Service — 1.4%
Advent Software, Inc.†#	23,969	647,163
American Software, Inc., Class A#	16,592	140,036
Concur Technologies, Inc.†#	32,607	1,540,029
JDA Software Group, Inc.†	30,902	974,031
ManTech International Corp., Class A#	17,021	575,310
MedAssets, Inc.†#	34,805	332,736
MicroStrategy, Inc., Class A†	5,834	718,340
Omnicell, Inc.†	24,190	390,910
Opnet Technologies, Inc.#	10,514	375,034
PROS Holdings, Inc.†	15,705	251,437
QLIK Technologies, Inc.†	51,410	1,407,092
RightNow Technologies, Inc.†	18,006	772,818
SciQuest, Inc.†	9,008	131,517
SYNNEX Corp.†#	18,370	539,160
Taleo Corp., Class A†	29,993	971,473
Tyler Technologies, Inc.†#	23,402	750,034
Ultimate Software Group, Inc.†#	18,872	1,251,591

		11,768,711

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	34,649	107,065
Take - Two Interactive Software, Inc.†	53,686	748,920
THQ, Inc.†	49,698	84,487

		940,472

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	45,534	1,019,506
TRC Cos., Inc.†#	12,946	64,730

		1,084,236

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	19,835	698,589

Female Health Care Products — 0.0%
Columbia Laboratories, Inc.†#	53,575	115,722
Female Health Co.#	13,490	60,705

		176,427

Filtration/Separation Products — 0.3%
CLARCOR, Inc.#	36,822	1,782,921
PMFG, Inc.†#	12,814	297,029

		2,079,950

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†#	4,878	400,045
Nicholas Financial, Inc.#	7,099	78,657

		478,702

Finance - Commercial — 0.0%
NewStar Financial, Inc.†#	19,926	197,068

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†	11,778	256,760
First Marblehead Corp.†	40,275	45,511
Nelnet, Inc., Class A	18,836	431,533
Ocwen Financial Corp.†	54,407	716,540
Portfolio Recovery Associates, Inc.†	12,493	866,639
World Acceptance Corp.†#	10,988	753,997

		3,070,980

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†#	48,829	$120,119
Diamond Hill Investment Group, Inc.#	1,873	141,187
Duff & Phelps Corp., Class A	22,181	327,835
Evercore Partners, Inc., Class A	15,346	424,931
FBR & Co.†#	36,903	69,747
FXCM, Inc., Class A#	12,650	127,512
Gain Capital Holdings, Inc.	5,445	36,318
GFI Group, Inc.#	51,609	219,338
Gleacher & Co., Inc.†#	57,546	74,234
INTL FCStone, Inc.†	9,694	241,284
Investment Technology Group, Inc.†	30,130	320,884
JMP Group, Inc.	11,065	78,451
KBW, Inc.#	26,388	359,668
Knight Capital Group, Inc., Class A†#	73,304	925,830
Ladenburg Thalmann Financial Services, Inc.†	77,742	182,694
Oppenheimer Holdings, Inc., Class A#	7,534	116,476
Piper Jaffray Cos.†	11,545	238,982
Stifel Financial Corp.†#	39,236	1,243,781
SWS Group, Inc.#	21,289	136,675

		5,385,946

Finance - Leasing Companies — 0.0%
California First National Bancorp#	1,483	23,506
Marlin Business Services Corp.#	6,321	82,173
SeaCube Container Leasing, Ltd.#	8,070	124,197

		229,876

Finance - Mortgage Loan/Banker — 0.1%
Apollo Residential Mortgage, Inc.†	7,303	107,719
Doral Financial Corp.†	92,974	79,028
Federal Agricultural Mtg. Corp., Class C#	7,185	122,073
Walter Investment Management Corp.	18,974	424,259

		733,079

Finance - Other Services — 0.2%
BGC Parnters, Inc., Class A#	55,208	348,915
Higher One Holdings, Inc.†#	22,350	400,735
Imperial Holdings, Inc.†	12,853	24,292
MarketAxess Holdings, Inc.	20,960	606,582
Netspend Holdings, Inc.†	21,715	137,022

		1,517,546

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†#	137,069	394,759
PMI Group, Inc.†#	111,273	2,670
Primus Guaranty, Ltd.†	18,396	107,433
Radian Group, Inc.#	97,225	210,006

		714,868

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	44,009	135,548
Sturm Ruger & Co., Inc.	13,783	443,261

		578,809

Food - Canned — 0.2%
Seneca Foods Corp., Class A†	6,746	153,269
TreeHouse Foods, Inc.†	25,931	1,709,631

		1,862,900

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	17,367	418,718

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†#	3,350	34,539

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc. — 0.8%
B&G Foods, Inc.	34,985	$776,317
Cal - Maine Foods, Inc.	10,353	350,553
Chiquita Brands International, Inc.†	33,170	275,643
Diamond Foods, Inc.#	16,081	446,248
Dole Food Co., Inc.†	26,201	221,398
Hain Celestial Group, Inc.†	26,154	976,590
J&J Snack Foods Corp.	10,438	541,523
Lancaster Colony Corp.#	13,668	962,227
M&F Worldwide Corp.†#	7,738	192,986
Seaboard Corp.#	228	458,214
Senomyx, Inc.†#	28,902	111,562
Smart Balance, Inc.†	43,451	230,725
Snyders - Lance, Inc.#	34,503	729,048

		6,273,034

Food - Retail — 0.4%
Arden Group, Inc., Class A#	830	80,087
Fresh Market, Inc.†	20,540	805,784
Ingles Markets, Inc., Class A#	9,202	141,895
Ruddick Corp.#	35,888	1,430,137
Village Super Market Inc., Class A	4,565	140,054
Weis Markets, Inc.#	8,035	320,757
Winn - Dixie Stores, Inc.†#	40,769	225,453

		3,144,167

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,646	229,638
Chefs’ Warehouse Holdings LLC†	7,559	101,139
Fresh Del Monte Produce, Inc.	26,663	668,975
Nash Finch Co.#	8,844	245,421
Spartan Stores, Inc.#	16,496	297,423
United Natural Foods, Inc.†	35,327	1,354,084

		2,896,680

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	62,463	968,801
Iconix Brand Group, Inc.†	53,274	919,509
R.G. Barry Corp.#	6,276	81,588
Skechers U.S.A., Inc., Class A†#	27,349	368,118
Steven Madden, Ltd.†	27,630	985,286
Weyco Group, Inc.#	5,232	129,021
Wolverine World Wide, Inc.	36,251	1,335,487

		4,787,810

Forestry — 0.1%
Deltic Timber Corp.#	7,883	504,906

Funeral Services & Related Items — 0.2%
Hillenbrand, Inc.#	45,789	1,040,784
Stewart Enterprises, Inc., Class A#	57,544	357,924

		1,398,708

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,906	73,487
Pinnacle Entertainment, Inc.†	45,225	478,028

		551,515

Gas - Distribution — 1.4%
Chesapeake Utilities Corp.#	6,976	299,898
Laclede Group, Inc.#	16,367	656,808
New Jersey Resources Corp.#	30,217	1,429,566
Nicor, Inc.	33,265	1,866,832
Northwest Natural Gas Co.#	19,482	916,823
Piedmont Natural Gas Co., Inc.#	52,430	1,728,617
South Jersey Industries, Inc.	21,877	1,229,050
Southwest Gas Corp.	33,487	1,353,879

Security Description	Shares	Value (Note 2)

Gas - Distribution (continued)
WGL Holdings, Inc.#	37,415	$1,603,981

		11,085,454

Gold Mining — 0.2%
Gold Resource Corp.	20,747	418,259
Golden Star Resources, Ltd.†#	188,848	390,915
Jaguar Mining, Inc.†#	61,626	440,626
Midway Gold Corp.†	62,630	147,807
US Gold Corp.†#	76,998	319,542

		1,717,149

Golf — 0.0%
Callaway Golf Co.#	47,045	265,804

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	34,218	2,052,053
EnergySolutions, Inc.†	58,288	184,190
Heritage - Crystal Clean, Inc.†#	3,458	57,230
US Ecology, Inc.	13,374	246,617

		2,540,090

Health Care Cost Containment — 0.1%
Corvel Corp.†	4,525	215,888
ExamWorks Group, Inc.†	19,758	132,774
Transcend Services, Inc.†#	6,426	174,144

		522,806

Healthcare Safety Devices — 0.0%
Unilife Corp.†	41,506	170,590

Heart Monitors — 0.1%
HeartWare International, Inc.†#	8,774	605,406

Home Furnishings — 0.2%
American Woodmark Corp.	6,852	87,226
Ethan Allen Interiors, Inc.	17,634	357,970
Furniture Brands International, Inc.†#	30,629	30,935
Kimball International, Inc., Class B#	22,884	138,906
La-Z-Boy, Inc.†	37,881	375,022
Sealy Corp.†#	36,119	71,877
Select Comfort Corp.†#	40,600	752,318

		1,814,254

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†#	26,032	552,399
Marcus Corp.	14,892	182,427
Morgans Hotel Group Co.†	16,109	100,037
Orient - Express Hotels, Ltd., Class A†	69,603	500,445
Red Lion Hotels Corp.†	10,715	75,005

		1,410,313

Housewares — 0.0%
Libbey, Inc.†#	14,486	176,005
Lifetime Brands, Inc.#	6,777	80,782

		256,787

Human Resources — 0.5%
AMN Healthcare Services, Inc.†#	28,912	132,706
Barrett Business Services, Inc.	5,558	106,158
CDI Corp.	9,291	121,247
Cross Country Healthcare, Inc.†#	20,286	104,879
Heidrick & Struggles International, Inc.	12,990	276,687
Hudson Highland Group, Inc.†#	23,946	113,025
Insperity, Inc.	16,733	414,811
Kelly Services, Inc., Class A	19,468	281,897
Kenexa Corp.†	19,287	482,175
Kforce, Inc.†#	24,617	301,558

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources (continued)
Korn/Ferry International†	34,305	$577,353
On Assignment, Inc.†	26,999	281,330
Resources Connection, Inc.	33,856	362,259
Team Health Holdings, Inc.†	19,471	427,583
TrueBlue, Inc.†	32,363	416,512

		4,400,180

Identification Systems — 0.2%
Brady Corp., Class A	34,685	1,038,469
Checkpoint Systems, Inc.†	29,280	353,702

		1,392,171

Independent Power Producers — 0.1%
Dynegy, Inc.†	75,200	221,840
Ormat Technologies, Inc.#	13,107	248,771

		470,611

Industrial Audio & Video Products — 0.0%
SRS Labs, Inc.†	8,808	56,812

Industrial Automated/Robotic — 0.3%
Cognex Corp.	30,281	1,080,123
Gerber Scientific, Inc.†#(1)(2)	18,362	0
Hurco Cos., Inc.†	4,704	111,626
Intermec, Inc.†	43,379	318,402
iRobot Corp.†#	17,350	550,863

		2,061,014

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A#	21,977	839,521
Woodward, Inc.#	44,913	1,901,617
X-Rite, Inc.†#	19,269	92,491

		2,833,629

Instruments - Scientific — 0.1%
FEI Co.†	28,262	1,140,654
Fluidigm Corp.†	4,710	63,538

		1,204,192

Insurance Brokers — 0.0%
Crawford & Co., Class B#	18,827	118,798
eHealth, Inc.†#	15,621	236,971

		355,769

Insurance - Life/Health — 0.6%
American Equity Investment Life Holding Co.#	43,456	480,623
CNO Financial Group, Inc.†#	161,968	1,023,638
Delphi Financial Group, Inc., Class A	35,253	969,457
FBL Financial Group, Inc., Class A#	9,368	318,325
Independence Holding Co.#	5,377	45,758
Kansas City Life Insurance Co.	3,124	100,718
National Western Life Insurance Co., Class A#	1,608	233,224
Phoenix Cos., Inc.†#	84,944	153,749
Presidential Life Corp.	15,833	161,813
Primerica, Inc.	24,834	570,189
Symetra Financial Corp.	49,350	465,864

		4,523,358

Insurance - Multi - line — 0.1%
Citizens, Inc.†#	27,692	238,705
Fortegra Financial Corp.†#	4,269	24,760
Horace Mann Educators Corp.	29,131	355,690
United Fire & Casualty Co.	15,727	308,092

		927,247

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 1.3%
American Safety Insurance Holdings, Ltd.†#	7,629	$167,838
AMERISAFE, Inc.†	13,436	314,940
Amtrust Financial Services, Inc.#	17,599	466,549
Baldwin & Lyons, Inc., Class B#	6,108	134,376
Donegal Group, Inc., Class A	5,651	77,136
EMC Insurance Group, Inc.#	3,360	68,813
Employers Holdings, Inc.	28,165	489,226
Enstar Group, Ltd.†	5,032	508,786
First American Financial Corp.	76,818	891,089
Global Indemnity PLC†	9,886	186,252
Hallmark Financial Services, Inc.†	8,819	70,111
Harleysville Group, Inc.#	8,904	525,069
Hilltop Holdings, Inc.†	29,092	246,409
Infinity Property & Casualty Corp.#	9,057	520,143
Meadowbrook Insurance Group, Inc.	38,911	396,892
National Interstate Corp.#	5,027	117,280
Navigators Group, Inc.†	8,502	396,958
OneBeacon Insurance Group, Ltd.	16,205	249,071
ProAssurance Corp.	22,332	1,777,851
RLI Corp.#	13,318	943,847
Safety Insurance Group, Inc.	9,215	385,556
SeaBright Insurance Holdings, Inc.	14,611	100,085
Selective Insurance Group, Inc.	39,453	650,185
State Auto Financial Corp.	10,690	127,425
Stewart Information Services Corp.#	13,284	140,146
Tower Group, Inc.#	26,929	565,240
Universal Insurance Holdings, Inc.#	13,693	47,378

		10,564,651

Insurance - Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.#	66,272	1,520,942
Argo Group International Holdings, Ltd.	20,045	587,319
Flagstone Reinsurance Holdings SA#	38,273	313,073
Greenlight Capital Re, Ltd. Class A†	20,470	488,005
Maiden Holdings, Ltd.	36,919	321,195
Montpelier Re Holdings, Ltd.#	45,551	775,278
Platinum Underwriters Holdings, Ltd.	27,221	937,219

		4,943,031

Internet Application Software — 0.4%
DealerTrack Holdings, Inc.†	30,030	777,777
eResearchTechnology, Inc.†	35,836	164,129
interCLICK, Inc.†	14,973	135,206
IntraLinks Holdings, Inc.†#	23,342	123,012
KIT Digital, Inc.†#	28,089	250,554
Lionbridge Technologies, Inc.†	44,987	100,321
RealNetworks, Inc.#	15,407	116,939
S1 Corp.†#	39,030	380,152
VirnetX Holding Corp.†#	29,731	589,863
Vocus, Inc.†	12,866	273,017

		2,910,970

Internet Connectivity Services — 0.2%
AboveNet, Inc.†	16,952	1,012,712
Boingo Wireless, Inc.†#	4,205	35,743
Cogent Communications Group, Inc.†#	33,577	571,145
Internap Network Services Corp.†#	38,171	198,107

		1,817,707

Internet Content - Entertainment — 0.0%
FriendFinder Networks. Inc.†#	4,260	4,001
Limelight Networks, Inc.†#	49,563	152,654

		156,655

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Content - Information/News — 0.2%
Archipelago Learning, Inc.†	9,539	$100,159
Bankrate, Inc.†	16,794	304,475
Dice Holdings, Inc.†	35,374	274,856
HealthStream, Inc.†	11,215	189,197
Loopnet, Inc.†	12,113	218,640
TechTarget, Inc.†	10,661	57,569
Travelzoo, Inc.†#	4,040	113,080
XO Group, Inc.†	23,069	170,019

		1,427,995

Internet Incubators — 0.1%
ICG Group, Inc.†	27,086	233,211
ModusLink Global Solutions, Inc.	31,986	139,139
Safeguard Scientifics, Inc.†#	15,105	254,519

		626,869

Internet Infrastructure Software — 0.0%
Openwave Systems, Inc.†#	62,241	102,075
Responsys, Inc.†#	6,922	57,729
support.com, Inc.†#	35,412	72,595
TeleCommunication Systems, Inc., Class A†#	33,881	91,140

		323,539

Internet Security — 0.2%
Blue Coat Systems, Inc.†	31,770	571,860
Sourcefire, Inc.†#	20,768	687,836
VASCO Data Security International, Inc.†#	19,739	166,400
Zix Corp.†	48,492	133,838

		1,559,934

Internet Telephone — 0.1%
BroadSoft, Inc.†	16,467	577,662

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	32,135	1,628,923

Investment Companies — 0.8%
Apollo Investment Corp.	143,093	1,031,701
Arlington Asset Investment Corp., Class A	4,699	93,698
Blackrock Kelso Capital Corp	53,328	463,954
Capital Southwest Corp.#	2,141	184,083
Fifth Street Finance Corp.#	52,821	516,589
Gladstone Capital Corp.#	15,367	115,252
Gladstone Investment Corp.	16,127	121,436
Golub Capital BDC, Inc.#	7,484	119,744
Kohlberg Capital Corp.	13,961	88,094
Main Street Capital Corp.	16,755	326,890
MCG Capital Corp.#	56,284	248,775
Medallion Financial Corp.#	10,743	126,338
MVC Capital, Inc.	17,523	224,820
New Mountain Finance Corp.#	5,313	70,132
NGP Capital Resources Co.	15,797	117,214
PennantPark Investment Corp.#	33,292	352,895
Prospect Capital Corp.#	79,622	738,892
Solar Capital, Ltd.#	26,643	613,322
Solar Senior Capital, Ltd.#	5,662	89,177
THL Credit, Inc.	6,763	81,156
TICC Capital Corp.	23,561	209,222
Triangle Capital Corp.	16,159	292,639

		6,226,023

Investment Management/Advisor Services — 0.4%
Artio Global Investors, Inc.#	22,848	133,889
Calamos Asset Management, Inc., Class A#	13,853	163,881
CIFC Corp.†#	8,654	48,376
Cohen & Steers, Inc.#	12,977	353,234
Edelman Financial Group, Inc.#	14,795	100,606

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services (continued)
Epoch Holding Corp.#	10,782	$262,326
Financial Engines, Inc.†#	27,973	614,567
GAMCO Investors, Inc., Class A#	4,959	234,114
Medley Capital Corp.	8,121	77,799
National Financial Partners Corp.†	32,195	444,291
Pzena Investment Management, Inc., Class A	6,367	31,326
Virtus Investment Partners, Inc.†#	4,005	303,939
Westwood Holdings Group, Inc.	4,555	173,227

		2,941,575

Lasers - System/Components — 0.5%
Coherent, Inc.†#	18,306	929,945
Cymer, Inc.†	22,290	996,809
Electro Scientific Industries, Inc.†	16,494	217,226
II-VI, Inc.†	37,794	739,629
Newport Corp.†	27,363	356,540
Rofin - Sinar Technologies, Inc.†	20,775	499,846

		3,739,995

Leisure Products — 0.2%
Brunswick Corp.	65,034	1,210,933
Johnson Outdoors, Inc. Class A†	3,526	58,144
Marine Products Corp.†#	7,458	40,198

		1,309,275

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	31,630	1,589,408
Universal Display Corp.†#	28,095	1,094,581

		2,683,989

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	13,666	408,613
UniFirst Corp.	10,344	598,194

		1,006,807

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†	14,562	487,099

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.	16,992	799,813

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,877	138,507
Lindsay Corp.	9,173	518,183

		656,690

Machinery - General Industrial — 0.9%
Albany International Corp., Class A	20,190	489,809
Altra Holdings, Inc.†	19,622	348,094
Applied Industrial Technologies, Inc.#	30,948	1,068,635
Chart Industries, Inc.†	21,454	1,305,691
DXP Enterprises, Inc.†	6,346	191,967
Flow International Corp.†	34,570	90,573
Intevac, Inc.†	16,681	124,941
Kadant, Inc.†	8,987	183,694
Middleby Corp.†#	13,687	1,249,349
Robbins & Myers, Inc.	28,795	1,531,894
Sauer - Danfoss, Inc.†	8,451	317,673
Tennant Co.#	13,982	586,964
Twin Disc, Inc.	6,179	261,990

		7,751,274

Machinery - Material Handling — 0.1%
Cascade Corp.	6,692	291,169
Columbus McKinnon Corp.†	14,061	176,606
NACCO Industries, Inc., Class A	4,260	338,031

		805,806

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Pumps — 0.1%
Gorman - Rupp Co.	11,112	$327,582
Tecumseh Products Co., Class A†#	13,498	69,919

		397,501

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.†#	11,507	267,883

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	42,957	259,890
Odyssey Marine Exploration, Inc.†#	53,168	135,578

		395,468

Medical Imaging Systems — 0.0%
IRIS International, Inc.†	12,999	126,220
Merge Healthcare, Inc.†	37,915	205,120

		331,340

Medical Information Systems — 0.4%
athenahealth, Inc.†	25,469	1,512,858
Computer Programs & Systems, Inc.	8,080	366,832
EPocrates, Inc.†	4,598	39,221
Medidata Solutions, Inc.†	15,366	310,086
MedQuist Holdings, Inc.†#	23,091	215,670
Quality Systems, Inc.#	28,300	1,000,405

		3,445,072

Medical Instruments — 0.9%
Abaxis, Inc.†#	16,447	455,089
AngioDynamics, Inc.†	18,242	275,819
Arthrocare Corp.†	19,948	594,650
AtriCure, Inc.†	10,259	104,026
Cardiovascular Systems, Inc.†#	10,572	108,786
Conceptus, Inc.†#	22,780	249,555
CONMED Corp.†#	20,671	543,441
CryoLife, Inc.†	20,402	84,056
Delcath Systems, Inc.†#	35,099	90,555
DexCom, Inc.†	48,989	392,892
Endologix, Inc.†	35,733	405,212
Genomic Health, Inc.†#	12,419	337,673
Integra LifeSciences Holdings Corp.†	15,228	489,276
Kensey Nash Corp.†	6,230	158,242
MAKO Surgical Corp.†#	23,364	672,883
Natus Medical, Inc.†	21,184	177,310
Neoprobe Corp.†	69,115	171,405
NuVasive, Inc.†#	28,977	399,883
Solta Medical, Inc.†#	44,261	100,473
Spectranetics Corp.†	24,353	173,880
Stereotaxis, Inc.†#	32,212	33,178
SurModics, Inc.†#	11,143	138,173
Symmetry Medical, Inc.†	26,566	208,012
Synergetics USA, Inc.†	16,248	94,888
Vascular Solutions, Inc.†	12,378	133,435
Volcano Corp.†	38,084	939,532
Young Innovations, Inc.#	4,124	119,596

		7,651,920

Medical Labs & Testing Services — 0.0%
Bio - Reference Labs, Inc.†	17,940	222,456
NeoStem, Inc.†#	33,293	16,646

		239,102

Medical Laser Systems — 0.0%
BioLase Technology, Inc.†#	22,352	65,045
Cynosure, Inc. Class A†#	7,060	86,485
Palomar Medical Technologies, Inc.†#	13,882	114,666

		266,196

Security Description	Shares	Value (Note 2)

Medical Products — 1.2%
ABIOMED, Inc.†#	23,134	$465,919
Accuray, Inc.†#	49,942	200,267
Alphatec Holdings, Inc.†	39,383	80,341
Atrion Corp.#	1,151	279,486
Bacterin International Holdings, Inc.†	16,297	36,831
BioMimetic Therapeutics, Inc.†#	14,022	44,029
Cantel Medical Corp.	9,635	253,497
Cerus Corp.†	34,766	103,950
Chindex International, Inc.†#	8,296	76,489
Cyberonics, Inc.†	20,706	628,013
Exactech, Inc.†#	6,210	93,833
Greatbatch, Inc.†	17,021	376,505
Haemonetics Corp.†	18,758	1,111,036
Hanger Orthopedic Group, Inc.†	24,466	391,456
Invacare Corp.	20,940	430,108
Luminex Corp.†#	27,605	573,080
NxStage Medical, Inc.†	32,596	638,230
Orthofix International NV†#	13,187	451,918
PSS World Medical, Inc.†#	40,514	987,731
Rockwell Medical Technologies, Inc.†#	11,716	88,456
Synovis Life Technologies, Inc.†	8,371	157,710
Tornier NV†	7,698	138,333
Uroplasty, Inc.†	15,093	60,825
West Pharmaceutical Services, Inc.#	24,459	942,405
Wright Medical Group, Inc.†	28,500	418,380
Zoll Medical Corp.†	16,006	736,756

		9,765,584

Medical Sterilization Products — 0.2%
STERIS Corp.	43,253	1,300,618

Medical - Biomedical/Gene — 2.1%
Acorda Therapeutics, Inc.†	28,822	667,229
Aegerion Pharmaceuticals, Inc.†	6,675	107,000
Affymax, Inc.†#	25,844	136,198
Alnylam Pharmaceuticals, Inc.†#	26,885	190,884
AMAG Pharmaceuticals, Inc.†	15,455	275,099
Arena Pharmaceuticals, Inc.†#	106,559	168,363
Ariad Pharmaceuticals, Inc.†	96,407	1,165,561
Arqule, Inc.†#	38,987	218,717
Astex Pharmaceuticals†	41,186	62,191
BioCryst Pharmaceuticals, Inc.†	21,113	60,805
Biosante Pharmaceuticals, Inc.†#	80,024	192,058
BioTime, Inc.†	18,035	80,616
Cambrex Corp.†	21,487	148,475
Cell Therapeutics, Inc.†#	140,874	157,779
Celldex Therapeutics, Inc.†	32,232	85,737
Chelsea Therapeutics International, Inc.†	39,119	203,419
Cleveland Biolabs, Inc.†#	20,694	60,633
Clinical Data, Inc.†(1)(2)	9,058	0
Complete Genomics, Inc.†#	7,249	26,821
Cubist Pharmaceuticals, Inc.†	43,784	1,688,749
Curis, Inc.†#	55,765	201,312
Dynavax Technologies Corp.†#	90,143	280,345
Emergent Biosolutions, Inc.†	17,791	303,159
Enzo Biochem, Inc.†#	27,947	68,470
Enzon Pharmaceuticals, Inc.†#	27,488	194,340
Exact Sciences Corp.†#	38,140	323,809
Exelixis, Inc.†#	93,369	430,431
Geron Corp.†#	94,213	157,336
GTx, Inc.†#	15,993	43,501
Halozyme Therapeutics, Inc.†#	59,919	568,032
Harvard Bioscience, Inc.†	16,816	74,327
Immunogen, Inc.†#	54,867	666,634
Immunomedics, Inc.†#	48,033	161,391
Incyte Corp., Ltd.†#	64,607	889,638

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Inhibitex, Inc.†	46,431	$677,893
Insmed, Inc.†#	18,134	58,391
InterMune, Inc.†	39,485	717,048
Lexicon Pharmaceuticals, Inc.†#	124,544	145,716
Ligand Pharmaceuticals, Inc., Class B†#	14,343	168,243
Maxygen, Inc.†#	22,058	125,510
Medicines Co.†	39,360	744,298
Micromet, Inc.†	66,852	409,803
Momenta Pharmaceuticals, Inc.†	33,688	506,668
Novavax, Inc.†#	70,167	96,830
NPS Pharmaceuticals, Inc.†	62,814	356,784
Nymox Pharmaceutical Corp.†	14,175	116,519
OncoGenex Pharmaceutical, Inc.†	7,098	84,608
Oncothyreon, Inc.†	30,381	212,059
Pacific Biosciences of California, Inc.†	24,775	70,609
PDL BioPharma, Inc.#	102,020	652,928
Peregrine Pharmaceuticals, Inc.†#	58,092	56,930
PharmAthene, Inc.†#	26,038	33,329
RTI Biologics, Inc.†	40,287	172,025
Sangamo Biosciences, Inc.†#	38,213	115,785
Seattle Genetics, Inc.†#	70,469	1,171,899
Sequenom, Inc.†#	72,350	302,423
Sunesis Pharmaceuticals, Inc.†	20,775	25,761
Transcept Pharmaceuticals, Inc.†#	3,770	26,277
Trius Therapeutics, Inc.†	5,604	41,582
Vical, Inc.†#	52,379	230,991
ZIOPHARM Oncology, Inc.†#	42,735	222,222

		17,602,190

Medical - Drugs — 1.9%
Achillion Pharmaceuticals, Inc.†#	34,642	230,369
Akorn, Inc.†#	40,951	440,633
Alimera Sciences, Inc.†#	8,196	10,819
Alkermes PLC†#	69,642	1,064,826
Amicus Therapeutics, Inc.†#	11,520	32,947
Ampio Pharmaceuticals, Inc.†#	14,478	105,110
Anacor Pharmaceuticals, Inc.†	7,939	39,933
Anthera Pharmaceuticals, Inc.†	15,376	89,488
Ardea Biosciences, Inc.†#	12,251	228,849
Array Biopharma, Inc.†	41,647	87,875
Auxilium Pharmaceuticals, Inc.†	34,942	609,039
BioSpecifics Technologies Corp.†	3,615	54,370
Cadence Pharmaceuticals, Inc.†	27,760	121,866
Corcept Therapeutics, Inc.†	29,991	94,772
Cytori Therapeutics, Inc.†#	35,372	98,334
Durect Corp.†	58,939	80,157
Dusa Pharmaceuticals, Inc.†	17,846	65,852
Endocyte, Inc.†	12,573	129,376
Furiex Pharmaceuticals, Inc.†	7,217	129,906
Hi - Tech Pharmacal Co., Inc.†#	7,570	314,306
Idenix Pharmaceuticals, Inc.†#	40,035	304,266
Infinity Pharmaceuticals, Inc.†	13,960	127,455
Ironwood Pharmaceuticals, Inc.†#	36,843	444,695
Jazz Pharmaceuticals, Inc.†	16,128	638,991
K - V Pharmaceutical Co., Class A†#	37,612	47,391
Keryx Biopharmaceuticals, Inc.†#	50,454	133,199
Lannett Co., Inc.†	11,860	46,847
MAP Pharmaceuticals, Inc.†#	15,966	219,532
Medicis Pharmaceutical Corp., Class A	45,092	1,472,254
Medivation, Inc.†	22,891	1,051,841
Opko Health, Inc.†#	79,533	394,484
Optimer Pharmaceuticals, Inc.†#	33,853	389,987
Orexigen Therapeutics, Inc.†#	23,528	42,115
Pacira Pharmaceuticals, Inc.†	3,575	26,169
Pain Therapeutics, Inc.†#	26,940	104,258

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Pernix Therapeutics Holdings†#	2,722	$21,776
PharMerica Corp.†#	21,447	335,646
Pozen, Inc.†	19,330	78,287
Progenics Pharmaceuticals, Inc.†#	21,436	144,050
Raptor Pharmaceutical Corp.†	34,379	189,772
Rigel Pharmaceuticals, Inc.†#	50,089	381,678
Sagent Pharmaceuticals, Inc.†#	4,857	100,443
Salix Pharmaceuticals, Ltd.†	42,655	1,882,792
Santarus, Inc.†#	38,920	113,257
Savient Pharmaceuticals, Inc.†#	51,886	130,234
Sciclone Pharmaceuticals, Inc.†	25,246	113,859
SIGA Technologies, Inc.†#	25,119	52,750
Sucampo Pharmaceuticals, Inc. Class A†#	9,262	34,455
Synta Pharmaceuticals Corp.†#	17,006	71,255
Targacept, Inc.†#	20,122	151,116
Vanda Pharmaceuticals, Inc.†#	20,526	102,425
Viropharma, Inc.†	51,676	1,240,741
Vivus, Inc.†#	64,902	657,457
XenoPort, Inc.†	25,824	123,439
Zalicus, Inc.†#	54,314	50,517
Zogenix, Inc.†	15,445	27,801

		15,476,061

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	7,858	29,075
Impax Laboratories, Inc.†	47,681	960,295
Par Pharmaceutical Cos., Inc.†#	26,447	857,147

		1,846,517

Medical - HMO — 1.0%
Centene Corp.†	36,500	1,412,915
Healthspring, Inc.†	49,489	2,703,089
Magellan Health Services, Inc.†	23,434	1,187,166
Metropolitan Health Networks, Inc.†#	30,916	223,835
Molina Healthcare, Inc.†#	20,497	447,860
Triple - S Management Corp., Class B†#	14,435	281,194
Universal American Corp.	23,578	309,579
WellCare Health Plans, Inc.†	31,086	1,816,977

		8,382,615

Medical - Hospitals — 0.1%
Select Medical Holdings Corp.†#	32,677	283,310
Vanguard Health Systems, Inc.†	22,288	228,229

		511,539

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A	14,270	196,070
Ensign Group, Inc.	11,908	282,338
Kindred Healthcare, Inc.†#	37,957	470,667
National Healthcare Corp.#	7,475	311,334
Skilled Healthcare Group, Inc. Class A†#	14,140	60,378
Sun Healthcare Group, Inc.†#	18,327	56,447

		1,377,234

Medical - Outpatient/Home Medical — 0.2%
Air Methods Corp.†#	8,273	667,797
Almost Family, Inc.†#	6,006	89,910
Amedisys, Inc.†	21,527	255,525
Amsurg Corp.†	22,833	595,485
Gentiva Health Services, Inc.†	22,333	129,978
LHC Group, Inc.†	11,525	160,197

		1,898,892

Metal Processors & Fabrication — 0.7%
Ampco - Pittsburgh Corp.	6,224	127,903

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Processors & Fabrication (continued)
CIRCOR International, Inc.#	12,587	$409,078
Dynamic Materials Corp.	9,737	207,982
Haynes International, Inc.	8,913	534,424
Kaydon Corp.	23,811	751,951
LB Foster Co., Class A#	6,947	199,518
Mueller Industries, Inc.	27,649	1,054,533
NN, Inc.†	12,272	80,873
RBC Bearings, Inc.†	16,013	676,549
RTI International Metals, Inc.†#	22,049	601,938
Sun Hydraulics Corp.#	14,640	368,342
Worthington Industries, Inc.	41,985	738,516

		5,751,607

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	12,207	166,015
Lawson Products, Inc.#	2,548	40,157
Olympic Steel, Inc.#	6,679	158,559

		364,731

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	37,669	362,753
Kaiser Aluminum Corp.#	11,892	554,167
Noranda Aluminium Holding Corp.	16,595	136,411

		1,053,331

Metal - Copper — 0.0%
Revett Minerals, Inc.†	18,300	91,500

Mining — 0.0%
Vista Gold Corp.†#	51,884	187,301

Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.†	7,111	169,171
FreightCar America, Inc.†	8,727	198,365
John Bean Technologies Corp.	20,920	344,343
Movado Group, Inc.	12,633	198,717
NL Industries, Inc.#	4,869	66,754
Trimas Corp.†	18,665	380,952

		1,358,302

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.†#	32,921	289,376

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†#	17,878	21,811
RadNet, Inc.†	22,269	53,668

		75,479

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A#	40,017	1,910,412

Multimedia — 0.2%
Demand Media, Inc.†	5,773	40,931
Entravision Communications Corp., Class A#	36,715	57,642
EW Scripps Co., Class A†	24,880	211,480
Journal Communications, Inc., Class A†	31,553	132,523
Martha Stewart Living Omnimedia, Class A#	19,876	59,230
Meredith Corp.#	26,539	769,631

		1,271,437

Networking Products — 0.6%
Anixter International, Inc.†	21,172	1,300,172
Black Box Corp.	13,126	374,485
Calix, Inc.†#	27,479	247,861
Dialogic, Inc.†	11,282	14,102
Extreme Networks, Inc.†#	67,255	203,110
Infinera Corp.†#	76,357	526,863
Ixia†	28,201	310,211

Security Description	Shares	Value (Note 2)

Networking Products (continued)
LogMeIn, Inc.†#	14,879	$639,946
Meru Networks, Inc.†#	7,868	36,980
NeoPhotonics Corp.†#	6,320	29,957
Netgear, Inc.†	26,734	1,015,625
Procera Networks, Inc.†	10,511	169,122

		4,868,434

Non - Ferrous Metals — 0.3%
Globe Specialty Metals, Inc.#	46,033	687,273
Horsehead Holding Corp.†	31,901	296,360
Materion Corp.†	14,905	366,514
Thompson Creek Metals Co., Inc.†#	111,560	779,804
Ur - Energy, Inc.†	75,587	82,390
Uranerz Energy Corp.†#	47,154	91,007
Uranium Energy Corp.†#	54,965	167,643
Uranium Resources, Inc.†#	68,214	70,943
USEC, Inc.†#	84,767	119,522

		2,661,456

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†#	18,491	115,014
WCA Waste Corp.†#	12,291	60,349

		175,363

Office Furnishings - Original — 0.4%
CompX International, Inc.#	840	13,037
Herman Miller, Inc.	41,844	903,412
HNI Corp.	32,671	855,980
Interface, Inc., Class A	38,475	442,462
Knoll, Inc.	34,942	529,721
Steelcase, Inc., Class A#	58,093	455,449

		3,200,061

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	40,282	379,859
Ennis, Inc.#	19,022	282,477

		662,336

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†#	84,120	327,227
Parker Drilling Co.†	85,218	593,117
Vantage Drilling Co.†#	127,572	153,086

		1,073,430

Oil Companies - Exploration & Production — 3.1%
Abraxas Petroleum Corp.†#	60,100	216,961
Apco Oil & Gas International, Inc.	6,665	529,534
Approach Resources, Inc.†#	16,379	512,335
ATP Oil & Gas Corp.†#	32,516	238,667
Berry Petroleum Co., Class A#	37,644	1,651,819
Bill Barrett Corp.†	34,468	1,344,252
BPZ Resources, Inc.†#	74,571	237,882
Callon Petroleum Co.†	28,568	153,410
CAMAC Energy, Inc.†#	42,844	42,844
Carrizo Oil & Gas, Inc.†#	28,439	809,374
Clayton Williams Energy, Inc.†#	4,309	318,694
Comstock Resources, Inc.†#	34,785	578,475
Contango Oil & Gas Co.†#	8,913	561,519
Crimson Exploration, Inc.†	15,942	46,232
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†#	27,121	187,406
Energy Partners, Ltd.†	21,136	292,100
Energy XXI Bermuda, Ltd.†	55,006	1,729,389
Evolution Petroleum Corp.†	11,733	85,651
FX Energy, Inc.†	38,211	182,266
Gastar Exploration, Ltd.†#	42,400	135,680

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Georesources, Inc.†#	14,653	$417,757
GMX Resources, Inc.†#	43,801	57,817
Goodrich Petroleum Corp.†#	18,926	275,941
Gulfport Energy Corp.†	30,502	968,439
Harvest Natural Resources, Inc.†#	24,815	227,057
Houston American Energy Corp.†#	12,069	169,087
Hyperdynamics Corp.†#	113,620	418,122
Isramco, Inc.†	782	63,921
Kodiak Oil & Gas Corp.†#	152,856	1,357,361
Magnum Hunter Resources Corp.†#	81,340	391,245
McMoRan Exploration Co.†#	71,745	1,146,485
Miller Energy Resources, Inc.†#	22,686	69,192
Northern Oil And Gas, Inc.†	46,114	1,129,332
Oasis Petroleum, Inc.†#	43,474	1,324,653
Panhandle Oil and Gas, Inc., Class A#	5,137	173,271
Penn Virginia Corp.#	33,357	176,792
PetroCorp, Inc.†(1)(2)	2,364	0
Petroleum Development Corp.†#	17,162	575,785
Petroquest Energy, Inc.†#	40,920	281,120
Resolute Energy Corp.†	33,711	456,784
Rex Energy Corp.†#	25,475	411,421
Rosetta Resources, Inc.†#	38,706	2,103,284
Stone Energy Corp.†	35,792	1,012,556
Swift Energy Co.†	30,985	910,649
Triangle Petroleum Corp.†#	31,365	180,349
U.S. Energy Corp.†#	17,817	48,284
Vaalco Energy, Inc.†	37,355	235,337
Venoco, Inc.†	21,593	201,247
Voyager Oil & Gas, Inc.†	34,308	87,485
W&T Offshore, Inc.	25,455	509,609
Warren Resources, Inc.†#	52,164	148,667
Zion Oil & Gas, Inc.†	22,183	58,341

		25,441,880

Oil Field Machinery & Equipment — 0.8%
Complete Production Services, Inc.†	57,646	2,010,116
Dril - Quip, Inc.†	25,103	1,785,576
Flotek Industries, Inc.†#	36,468	332,224
Gulf Island Fabrication, Inc.	10,479	297,918
Lufkin Industries, Inc.	22,249	1,559,210
Mitcham Industries, Inc.†	8,782	128,568
Natural Gas Services Group, Inc.†	8,922	122,321
Thermon Group Holdings, Inc.†	7,304	112,920

		6,348,853

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.#	8,280	70,794
Cheniere Energy, Inc.†#	60,480	610,848
CVR Energy, Inc.†	64,121	1,167,002
Delek US Holdings, Inc.	10,380	114,076
Western Refining, Inc.†#	38,538	458,217

		2,420,937

Oil - Field Services — 0.9%
Basic Energy Services, Inc.†	17,600	331,584
C&J Energy Services, Inc.†	8,705	170,966
Cal Dive International, Inc.†#	69,681	164,447
Exterran Holdings, Inc.†#	46,686	535,021
Global Industries, Ltd.†	73,936	590,009
Helix Energy Solutions Group, Inc.†	77,429	1,373,590
Hornbeck Offshore Services, Inc.†	16,683	562,884
Key Energy Services, Inc.†	91,127	1,376,018
Matrix Service Co.†	19,310	180,742
Newpark Resources, Inc.†	66,020	591,539
Pioneer Drilling Co.†	45,005	494,155

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
Targa Resources Corp.	12,001	$414,875
Tesco Corp.†	22,040	293,793
Tetra Technologies, Inc.†	56,109	515,081
Union Drilling, Inc.†#	11,059	80,952
Willbros Group, Inc.†	28,533	110,423

		7,786,079

Optical Recognition Equipment — 0.0%
Digimarc Corp.†	4,577	118,956

Optical Supplies — 0.0%
STAAR Surgical Co.†	25,959	255,177

Paper & Related Products — 0.5%
Boise, Inc.	76,160	454,675
Buckeye Technologies, Inc.	29,137	902,664
Clearwater Paper Corp.†	16,826	592,107
KapStone Paper and Packaging Corp.†	28,534	473,094
Neenah Paper, Inc.	10,897	203,883
P.H. Glatfelter Co.#	33,626	487,577
Schweitzer - Mauduit International, Inc.	11,766	837,975
Verso Paper Corp.†#	10,916	12,553
Wausau Paper Corp.	35,917	277,279
Xerium Technologies, Inc.†	8,039	59,569

		4,301,376

Patient Monitoring Equipment — 0.2%
CardioNet, Inc.†	17,796	41,287
Insulet Corp.†	33,572	623,768
Masimo Corp.†	38,366	792,641

		1,457,696

Petrochemicals — 0.0%
TPC Group, Inc.†	9,689	232,536

Pharmacy Services — 0.0%
BioScrip, Inc.†	29,727	182,524

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†#	196,502	212,222

Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	69,479	1,200,597
U.S. Physical Therapy, Inc.	8,620	169,556

		1,370,153

Physicians Practice Management — 0.1%
American Dental Partners, Inc.†	11,268	212,289
Healthways, Inc.†#	24,805	161,480
IPC The Hospitalist Co., Inc.†#	11,956	551,172

		924,941

Pipelines — 0.1%
Crosstex Energy, Inc.	29,651	354,923
SemGroup Corp., Class A†	30,314	853,339

		1,208,262

Platinum — 0.1%
Stillwater Mining Co.†	75,252	820,999

Pollution Control — 0.0%
Fuel Tech, Inc.†#	13,322	77,135
Met - Pro Corp.#	10,707	96,684

		173,819

Poultry — 0.1%
Pilgrim’s Pride Corp.†#	36,970	212,208
Sanderson Farms, Inc.#	16,170	832,270

		1,044,478

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Power Converter/Supply Equipment — 0.2%
Active Power, Inc.†	58,427	$40,899
Advanced Energy Industries, Inc.†	31,813	317,494
Capstone Turbine Corp.†#	179,663	186,849
Generac Holdings, Inc.†	18,209	456,500
Powell Industries, Inc.†#	6,440	195,261
Power - One, Inc.†	49,728	211,841
PowerSecure International, Inc.†	13,755	87,344
Satcon Technology Corp.†#	66,252	50,345
Vicor Corp.	14,310	114,766

		1,661,299

Precious Metals — 0.3%
Coeur d’Alene Mines Corp.†	65,386	1,913,848
Paramount Gold and Silver Corp.†#	85,548	225,847

		2,139,695

Printing - Commercial — 0.3%
American Reprographics Co.†	27,051	127,410
Cenveo, Inc.†#	40,219	122,668
Consolidated Graphics, Inc.†	6,570	334,742
Deluxe Corp.	37,554	858,484
Multi - Color Corp.#	8,327	218,334
Quad Graphics, Inc.#	18,433	295,297
Valassis Communications, Inc.†#	35,887	689,389

		2,646,324

Private Corrections — 0.1%
Geo Group, Inc.†	47,386	838,732

Protection/Safety — 0.1%
Ascent Media Corp., Class A†	10,516	489,310
Landauer, Inc.#	6,881	349,073

		838,383

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†#	12,059	38,589
Courier Corp.#	7,519	83,085
Scholastic Corp.	19,405	525,293

		646,967

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A Class A#	13,621	56,255
Dolan Co.†	22,181	202,513
McClatchy Co., Class A†#	42,150	49,315
New York Times Co., Class A†#	100,186	729,354

		1,037,437

Publishing - Periodicals — 0.0%
Value Line, Inc.#	983	11,708

Racetracks — 0.1%
Churchill Downs, Inc.	9,174	445,306
International Speedway Corp., Class A	21,508	529,097
Speedway Motorsports, Inc.#	8,624	120,563

		1,094,966

Radio — 0.0%
Cumulus Media, Inc., Class A†	27,524	83,673
Entercom Communications Corp., Class A†#	17,668	98,234
Saga Communications, Inc., Class A†#	2,633	92,945
Westwood One, Inc.#	3,679	14,753

		289,605

Real Estate Investment Trusts — 8.3%
Acadia Realty Trust	29,451	576,651
AG Mortgage Investment Trust, Inc.#	4,601	82,588
Agree Realty Corp.#	7,199	175,584

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Alexander’s, Inc.	1,499	$594,518
American Assets Trust, Inc.	23,531	485,680
American Campus Communities, Inc.	49,604	1,951,421
American Capital Mortgage Investment Corp.#	5,843	104,064
Anworth Mortgage Asset Corp.	92,418	585,006
Apollo Commercial Real Estate Finance, Inc.#	15,017	204,231
ARMOUR Residential REIT, Inc.#	55,922	399,283
Ashford Hospitality Trust, Inc.#	38,119	303,427
Associated Estates Realty Corp.#	30,277	488,671
BioMed Realty Trust, Inc.#	95,862	1,707,302
Campus Crest Communities, Inc.	22,342	225,207
CapLease, Inc.#	49,707	206,284
Capstead Mortgage Corp.	61,641	769,280
CBL & Associates Properties, Inc.	108,362	1,548,493
Cedar Realty Trust, Inc.	40,949	136,770
Chatham Lodging Trust	10,095	108,117
Chesapeake Lodging Trust	23,486	373,427
Cogdell Spencer, Inc.	32,549	122,059
Colonial Properties Trust	60,969	1,209,625
Colony Financial, Inc.#	24,036	355,733
Coresite Realty Corp.#	14,510	243,042
Cousins Properties, Inc.	66,608	396,318
CreXus Investment Corp.	41,747	407,451
CubeSmart	72,631	724,131
CYS Investments, Inc.#	60,306	791,818
DCT Industrial Trust, Inc.#	179,433	863,073
DiamondRock Hospitality Co.	122,248	1,073,337
DuPont Fabros Technology, Inc.	42,961	967,911
Dynex Capital, Inc.#	29,451	262,114
EastGroup Properties, Inc.#	19,757	841,055
Education Realty Trust, Inc.	52,752	491,649
Entertainment Properties Trust#	34,067	1,522,795
Equity Lifestyle Properties, Inc.#	22,479	1,389,877
Equity One, Inc.	39,189	654,848
Excel Trust, Inc.#	22,608	248,462
Extra Space Storage, Inc.#	68,570	1,652,537
FelCor Lodging Trust, Inc.†	90,918	239,114
First Industrial Realty Trust, Inc.†	63,254	600,913
First Potomac Realty Trust	36,547	465,243
Franklin Street Properties Corp.#	51,569	562,618
Getty Realty Corp.#	18,853	301,648
Gladstone Commercial Corp.#	7,995	136,715
Glimcher Realty Trust	78,267	680,923
Government Properties Income Trust	25,855	562,346
Hatteras Financial Corp.#	54,594	1,463,119
Healthcare Realty Trust, Inc.#	56,845	1,001,609
Hersha Hospitality Trust	102,810	442,083
Highwoods Properties, Inc.#	52,678	1,519,234
Home Properties, Inc.#	35,084	1,928,567
Hudson Pacific Properties, Inc.	16,106	206,801
Inland Real Estate Corp.	56,319	417,887
Invesco Mortgage Capital, Inc.	84,276	1,329,033
Investors Real Estate Trust#	58,629	411,576
iStar Financial, Inc.†#	67,540	375,522
Kilroy Realty Corp.#	42,696	1,540,899
Kite Realty Group Trust	40,668	171,619
LaSalle Hotel Properties	62,146	1,454,838
Lexington Realty Trust	87,448	662,856
LTC Properties, Inc.	22,156	636,985
Medical Properties Trust, Inc.	81,596	780,058
MFA Financial, Inc.	260,060	1,789,213
Mid - America Apartment Communities, Inc.	26,804	1,536,405
Mission West Properties, Inc.	12,935	99,211
Monmouth Real Estate Invesment Corp., Class A	25,866	219,602
MPG Office Trust, Inc.†	35,821	74,149

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
National Health Investors, Inc.#	17,810	$753,541
National Retail Properties, Inc.	69,663	1,843,283
Newcastle Investment Corp.	76,818	341,840
NorthStar Realty Finance Corp.#	70,014	307,361
Omega Healthcare Investors, Inc.	74,217	1,330,711
One Liberty Properties, Inc.	8,104	131,852
Parkway Properties, Inc.	16,041	162,175
Pebblebrook Hotel Trust	37,169	688,370
Pennsylvania Real Estate Investment Trust	40,645	379,218
PennyMac Mortgage Investment Trust#	20,278	326,881
Post Properties, Inc.	36,401	1,455,676
Potlatch Corp.	29,319	942,899
PS Business Parks, Inc.	13,592	716,298
RAIT Financial Trust#	27,776	123,881
Ramco - Gershenson Properties Trust	28,136	238,875
Redwood Trust, Inc.	57,370	592,632
Resource Capital Corp.#	52,019	277,261
Retail Opportunity Investments Corp.#	30,731	362,011
RLJ Lodging Trust	20,110	321,760
Sabra Healthcare REIT, Inc.	26,928	285,437
Saul Centers, Inc.	5,365	187,292
Sovran Self Storage, Inc.	20,221	842,002
STAG Industrial, Inc.#	11,594	121,621
Starwood Property Trust, Inc.	68,078	1,214,512
Strategic Hotels & Resorts, Inc.†	127,671	640,908
Summit Hotel Properties, Inc.	19,929	167,802
Sun Communities, Inc.	15,511	554,363
Sunstone Hotel Investors, Inc.†	86,319	657,751
Tanger Factory Outlet Centers	62,751	1,778,991
Terreno Realty Corp.#	6,786	86,861
Two Harbors Investment Corp.	102,677	961,057
UMH Properties, Inc.#	8,410	77,456
Universal Health Realty Income Trust	8,670	320,010
Urstadt Biddle Properties, Inc., Class A	16,827	283,871
Washington Real Estate Investment Trust#	48,165	1,310,570
Whitestone REIT, Class B#	5,486	65,558
Winthrop Realty Trust	20,953	195,701

		67,902,913

Real Estate Management/Services — 0.1%
HFF, Inc., Class A†	21,203	237,898
Kennedy - Wilson Holdings, Inc.#	17,373	192,145

		430,043

Real Estate Operations & Development — 0.1%
Avatar Holdings, Inc.†#	6,520	38,729
Consolidated - Tomoka Land Co.	3,063	80,833
Forestar Group, Inc.†	25,872	393,254

		512,816

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	30,889	1,258,109
Town Sports International Holdings, Inc.†	14,965	108,796

		1,366,905

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	8,862	176,177

Recycling — 0.0%
Metalico, Inc.†#	29,307	103,454

Rental Auto/Equipment — 0.9%
Avis Budget Group, Inc.†	76,680	904,824
Dollar Thrifty Automotive Group, Inc.†#	21,129	1,417,333
Electro Rent Corp.#	13,714	224,772
Essex Rental Corp.†	12,507	36,020

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment (continued)
H&E Equipment Services, Inc.†	20,876	$265,334
McGrath RentCorp	17,749	496,795
Rent-A-Center, Inc.	46,470	1,670,597
RSC Holdings, Inc.†	49,484	601,725
United Rentals, Inc.†#	45,651	1,284,619
Zipcar, Inc.†#	7,481	119,397

		7,021,416

Research & Development — 0.2%
Albany Molecular Research, Inc.†#	16,073	36,807
AVEO Pharmaceuticals, Inc.†	22,885	386,757
PAREXEL International Corp.†	42,999	862,130

		1,285,694

Resorts/Theme Parks — 0.3%
Six Flags Entertainment Corp.	30,452	1,157,176
Vail Resorts, Inc.#	26,299	1,170,305

		2,327,481

Retail - Apparel/Shoe — 1.8%
Aeropostale, Inc.†	58,959	914,454
ANN, Inc.†	38,019	891,926
Ascena Retail Group, Inc.†	45,876	1,262,508
Bebe Stores, Inc.	28,059	206,514
Body Central Corp.†	8,587	183,590
Brown Shoe Co., Inc.#	30,655	257,195
Buckle, Inc.	19,675	786,213
Casual Male Retail Group, Inc.†#	30,774	99,400
Cato Corp., Class A	20,201	516,944
Charming Shoppes, Inc.†#	84,899	329,408
Children’s Place Retail Stores, Inc.†#	19,057	1,026,601
Christopher & Banks Corp.#	26,143	74,769
Collective Brands, Inc.†#	44,958	627,164
Destination Maternity Corp.	7,837	114,812
Express, Inc.†	40,358	915,723
Finish Line, Inc., Class A	37,856	798,004
Francesca’s Holdings Corp.†	7,313	120,664
Genesco, Inc.†	17,302	1,021,683
HOT Topic, Inc.	32,683	232,049
Jos. A. Bank Clothiers, Inc.†#	20,178	994,372
Kenneth Cole Productions, Inc., Class A†	5,511	58,582
Liz Claiborne, Inc.†#	69,088	571,358
Men’s Wearhouse, Inc.	37,601	1,046,436
New York & Co., Inc.†#	19,860	53,225
Pacific Sunwear of California, Inc.†#	34,642	48,152
Rue21, Inc.†	10,939	262,974
Shoe Carnival, Inc.†#	6,686	158,993
Stein Mart, Inc.†	20,060	131,794
Talbots, Inc.†#	51,058	101,605
Vera Bradley, Inc.†#	14,467	555,533
Wet Seal, Inc., Class A†	66,108	228,073
Winmark Corp.	1,648	90,475

		14,681,193

Retail - Appliances — 0.0%
Conn’s, Inc.†	10,582	119,365
hhgregg, Inc.†#	13,202	209,120

		328,485

Retail - Auto Parts — 0.1%
PEP Boys - Manny Moe & Jack#	38,457	436,872

Retail - Automobile — 0.4%
America’s Car - Mart, Inc.†#	6,258	224,913
Asbury Automotive Group, Inc.†	21,321	420,450
Group 1 Automotive, Inc.#	17,545	861,635

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile (continued)
Lithia Motors, Inc., Class A	16,116	$357,936
Penske Automotive Group, Inc.#	32,609	661,637
Rush Enterprises, Inc., Class A†	23,664	453,402
Sonic Automotive, Inc., Class A	29,391	434,105

		3,414,078

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	21,210	369,902

Retail - Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	16,894	286,184

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	53,172	45,914

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,796	68,843
Systemax, Inc.†#	7,890	115,983

		184,826

Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	27,719	1,479,640
Pantry, Inc.†	16,789	207,680
Susser Holdings Corp.†	5,869	134,870

		1,822,190

Retail - Discount — 0.3%
99 Cents Only Stores†	34,211	747,510
Citi Trends, Inc.†#	10,936	97,002
Fred’s, Inc., Class A#	28,714	386,491
Gordmans Stores, Inc.†	3,893	50,025
HSN, Inc.	29,194	1,045,145
Tuesday Morning Corp.†#	31,481	101,999

		2,428,172

Retail - Drug Store — 0.1%
Rite Aid Corp.†#	430,438	525,134

Retail - Hair Salons — 0.1%
Regis Corp.#	42,194	684,387

Retail - Home Furnishings — 0.2%
Cost Plus, Inc.†	13,871	112,216
Haverty Furniture Cos., Inc.#	13,720	165,875
Kirkland’s, Inc.†	12,235	152,571
Pier 1 Imports, Inc.†	71,660	973,859

		1,404,521

Retail - Jewelry — 0.0%
Zale Corp.†#	23,470	80,737

Retail - Leisure Products — 0.0%
MarineMax, Inc.†#	16,968	108,086
Steinway Musical Instruments, Inc.†	4,816	130,706
West Marine, Inc.†#	10,808	105,486

		344,278

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	84,231	801,879

Retail - Misc./Diversified — 0.1%
Pricesmart, Inc.#	12,993	881,575
Teavana Holdings, Inc.†#	5,216	104,164

		985,739

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	202,734	456,152
OfficeMax, Inc.†	62,791	291,978

		748,130

Security Description	Shares	Value (Note 2)

Retail - Pawn Shops — 0.4%
Cash America International, Inc.#	21,472	$1,067,373
EZCORP, Inc., Class A†	34,276	997,089
First Cash Financial Services, Inc.†	22,868	830,108

		2,894,570

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	15,803	147,284

Retail - Petroleum Products — 0.3%
World Fuel Services Corp.#	51,715	2,217,022

Retail - Regional Department Stores — 0.0%
Bon - Ton Stores, Inc.#	9,018	23,717
Stage Stores, Inc.	22,723	284,947

		308,664

Retail - Restaurants — 1.5%
AFC Enterprises, Inc.†	18,084	283,919
Benihana, Inc.†	9,729	99,528
Biglari Holdings, Inc.†	886	304,625
BJ’s Restaurants, Inc.†#	17,568	844,669
Bob Evans Farms, Inc.#	22,134	741,046
Bravo Brio Restaurant Group, Inc.†	14,067	242,374
Buffalo Wild Wings, Inc.†#	13,381	862,807
Caribou Coffee Co., Inc.†#	9,432	127,426
Carrols Restaurant Group, Inc.†	9,200	96,508
CEC Entertainment, Inc.	14,495	488,192
Cheesecake Factory, Inc.†#	42,180	1,196,225
Cracker Barrel Old Country Store, Inc.#	16,764	797,296
Denny’s Corp.†	72,246	245,636
DineEquity, Inc.†#	11,298	531,910
Domino’s Pizza, Inc.†	42,507	1,400,181
Einstein Noah Restaurant Group, Inc.	4,351	59,870
Jack in the Box, Inc.†	33,879	694,519
Jamba, Inc.†	48,134	69,794
Krispy Kreme Doughnuts, Inc.†#	42,714	321,209
Luby’s, Inc.†#	13,736	66,620
McCormick & Schmick’s Seafood Restaurants, Inc.†	9,764	84,947
O’Charley’s, Inc.†#	13,465	86,715
Papa John’s International, Inc.†	14,405	545,949
PF Chang’s China Bistro, Inc.	16,601	503,508
Red Robin Gourmet Burgers, Inc.†#	9,477	251,899
Ruby Tuesday, Inc.†	47,547	348,519
Ruth’s Hospitality Group, Inc.†	25,697	127,457
Sonic Corp.†#	45,139	318,681
Texas Roadhouse, Inc.#	45,958	615,378

		12,357,407

Retail - Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.	16,057	146,440
Cabela’s, Inc.†#	31,597	744,741
Hibbett Sports, Inc.†#	20,014	910,837
Zumiez, Inc.†	15,511	364,974

		2,166,992

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	12,146	97,047

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	22,901	977,644

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	20,118	149,477
Emeritus Corp.†#	22,315	354,808
Five Star Quality Care, Inc.†#	30,647	78,763
Sunrise Senior Living, Inc.†#	41,920	210,858

		793,906

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	45,355	$607,757

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	23,144	283,745

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	25,743	383,571
GeoEye, Inc.†#	16,194	307,524
Globalstar, Inc.†#	74,691	32,789
Iridium Communications, Inc.†#	31,824	226,269
Loral Space & Communications, Inc.†	7,982	496,081

		1,446,234

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp.#	63,521	478,948
Bank Mutual Corp.#	33,590	113,534
BankFinancial Corp.#	15,391	86,497
Beneficial Mutual Bancorp, Inc.†#	24,289	212,286
Berkshire Hills Bancorp, Inc.#	15,144	301,668
BofI Holding, Inc.†	6,464	103,941
Brookline Bancorp, Inc.#	43,145	346,886
Cape Bancorp, Inc.†#	8,382	61,189
Charter Financial Corp.#	4,964	51,427
Clifton Savings Bancorp, Inc.#	6,242	63,231
Dime Community Bancshares, Inc.	22,733	269,159
ESB Financial Corp.	9,102	122,513
ESSA Bancorp, Inc.#	8,278	91,969
First Defiance Financial Corp.#	7,102	103,618
First Financial Holdings, Inc.#	12,071	98,620
First Pactrust Bancorp, Inc.	7,396	84,314
Flagstar Bancorp, Inc.†	142,806	74,259
Flushing Financial Corp.	22,925	296,650
Fox Chase Bancorp, Inc.#	10,627	135,069
Home Federal Bancorp, Inc.#	12,097	129,922
Investors Bancorp, Inc.†#	33,806	462,804
Kearny Financial Corp.#	9,731	95,753
Meridian Interstate Bancorp, Inc.†#	6,416	79,045
Northfield Bancorp, Inc.	12,451	178,672
Northwest Bancshares, Inc.#	77,490	962,426
OceanFirst Financial Corp.	10,709	139,110
Oritani Financial Corp.#	37,312	485,429
Provident Financial Services, Inc.#	44,160	578,054
Provident New York Bancorp.#	27,780	193,627
Rockville Financial, Inc.	21,550	218,733
Roma Financial Corp.	5,484	54,401
Territorial Bancorp, Inc.	8,751	172,395
United Financial Bancorp, Inc.	11,762	198,425
ViewPoint Financial Group	25,446	326,727
Westfield Financial, Inc.#	20,484	149,533
WSFS Financial Corp.#	4,690	171,373

		7,692,207

Schools — 0.4%
American Public Education, Inc.†#	13,061	500,497
Bridgepoint Education, Inc.†#	13,048	287,056
Capella Education Co.†#	10,558	358,972
Corinthian Colleges, Inc.†#	56,917	149,692
Grand Canyon Education, Inc.†#	20,937	323,477
K12, Inc.†#	18,984	474,030
Lincoln Educational Services Corp.	16,493	121,223
National American University Holdings, Inc.#	6,468	48,510
Strayer Education, Inc.	8,941	869,602
Universal Technical Institute, Inc.†	15,588	199,215

		3,332,274

Security Description	Shares	Value (Note 2)

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†#	5,784	$201,746
Geokinetics, Inc.†	7,798	19,807
Global Geophysical Services, Inc.†	13,230	92,081
ION Geophysical Corp.†#	95,952	557,481
OYO Geospace Corp.†	3,171	288,497

		1,159,612

Semiconductor Components - Integrated Circuits — 0.7%
Aeroflex Holding Corp.†#	14,491	139,693
Anadigics, Inc.†#	49,252	110,817
Cirrus Logic, Inc.†	48,368	787,915
Emulex Corp.†	64,096	506,359
Exar Corp.†	26,728	168,386
Hittite Microwave Corp.†	22,888	1,245,336
Integrated Device Technology, Inc.†	108,223	627,694
MaxLinear, Inc., Class A†	11,683	56,312
Micrel, Inc.	36,825	382,980
Pericom Semiconductor Corp.†#	18,281	142,409
Power Integrations, Inc.#	21,061	740,294
Sigma Designs, Inc.†#	23,228	161,899
Standard Microsystems Corp.†	16,807	420,679
TriQuint Semiconductor, Inc.†#	119,941	524,142

		6,014,915

Semiconductor Equipment — 0.9%
Amtech Systems, Inc.†	6,993	63,496
ATMI, Inc.†	23,114	478,460
Axcelis Technologies, Inc.†	77,491	98,414
Brooks Automation, Inc.	48,312	460,896
Cabot Microelectronics Corp.†	17,175	713,965
Cohu, Inc.	17,560	177,707
Entegris, Inc.†	98,125	827,194
Formfactor, Inc.†#	36,993	218,998
FSI International, Inc.†#	28,265	73,489
GSI Group, Inc.†	18,878	208,036
Kulicke & Soffa Industries, Inc.†	52,587	478,542
LTX - Credence Corp.†	36,127	220,013
MKS Instruments, Inc.	38,173	1,025,327
Nanometrics, Inc.†#	14,706	242,208
Photronics, Inc.†	42,936	248,599
Rudolph Technologies, Inc.†#	23,118	181,707
Tessera Technologies, Inc.†	37,336	647,780
Ultra Clean Holdings, Inc.†#	16,618	93,892
Ultratech, Inc.†	18,367	426,114
Veeco Instruments, Inc.†#	29,755	740,602

		7,625,439

Silver Mining — 0.2%
Golden Minerals Co.†#	20,368	140,132
Hecla Mining Co.#	203,920	1,262,265

		1,402,397

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	26,986	183,775
Mueller Water Products, Inc., Class A#	113,560	254,374
Northwest Pipe Co.†#	6,801	158,395
Omega Flex, Inc.†	2,012	27,102

		623,646

Steel - Producers — 0.0%
Metals USA Holdings Corp.†	8,464	95,305
Shiloh Industries, Inc.#	3,928	33,152

		128,457

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel - Specialty — 0.0%
Universal Stainless & Alloy†	5,189	$196,248

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	26,843	483,979
Wesco Aircraft Holdings, Inc.†	15,337	203,369

		687,348

Sugar — 0.0%
Imperial Sugar Co.#	8,944	39,532

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	32,625	129,521

Telecom Equipment - Fiber Optics — 0.3%
Finisar Corp.†	65,466	1,207,193
Harmonic, Inc.†#	83,842	450,232
KVH Industries, Inc.†#	10,865	84,530
Oclaro, Inc.†	36,857	114,625
Oplink Communications, Inc.†	14,266	235,532
Sycamore Networks, Inc.#	14,593	288,941

		2,381,053

Telecom Services — 0.3%
Aviat Networks, Inc.†#	44,272	77,919
Cbeyond, Inc.†	20,403	151,186
Consolidated Communications Holdings, Inc.#	19,091	352,611
Fairpoint Communications, Inc.†#	15,746	74,794
Lumos Networks Corp.	10,978	160,608
Motricity, Inc.†#	27,037	36,770
Neutral Tandem, Inc.†#	22,943	248,014
NTELOS Holdings Corp.#	10,978	231,746
ORBCOMM, Inc.†	25,295	83,473
PAETEC Holding Corp.†#	91,550	491,623
Premiere Global Services, Inc.†#	38,158	315,567
RigNet, Inc.†#	4,273	70,334
UniTek Global Services, Inc.†	8,020	40,100
USA Mobility, Inc.	16,142	226,311
Vonage Holdings Corp.†#	101,237	261,191

		2,822,247

Telecommunication Equipment — 0.8%
8x8, Inc.†#	45,366	166,947
ADTRAN, Inc.	47,234	1,560,139
Anaren, Inc.†#	11,041	184,716
Arris Group, Inc.†	90,399	971,789
Communications Systems, Inc.#	4,856	66,916
Comtech Telecommunications Corp.	17,137	519,080
Numerex Corp., Class A†#	6,979	56,111
Opnext, Inc.†	31,908	33,503
Plantronics, Inc.	35,134	1,210,718
Preformed Line Products Co.	1,779	94,589
ShoreTel, Inc.†	34,450	207,734
Sonus Networks, Inc.†#	154,115	402,240
Symmetricom, Inc.†	31,600	162,740
Tekelec†	44,992	495,812
Westell Technologies, Inc. Class A†#	38,780	86,479

		6,219,513

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	32,991	176,502
Atlantic Tele - Network, Inc.#	6,847	283,466
Cincinnati Bell, Inc.†#	145,193	426,867
General Communication, Inc., Class A†	30,267	308,421
HickoryTech Corp.#	9,757	105,473
IDT Corp., Class B#	10,147	131,911
Shenandoah Telecomunications Co.#	17,359	191,643

Security Description	Shares	Value (Note 2)

Telephone - Integrated (continued)
SureWest Communications	10,269	$117,991

		1,742,274

Television — 0.1%
Belo Corp., Class A	67,626	395,612
Central European Media Enterprises, Ltd., Class A†	26,755	225,545
Gray Television, Inc.†	36,230	61,591
LIN TV Corp., Class A†	21,654	73,840
Sinclair Broadcast Group, Inc., Class A	36,836	380,884

		1,137,472

Textile - Apparel — 0.0%
Cherokee, Inc.#	6,213	80,024
Perry Ellis International, Inc.†	9,470	135,421
Unifi, Inc.†#	10,174	79,357

		294,802

Theaters — 0.2%
Cinemark Holdings, Inc.	67,878	1,329,730
National CineMedia, Inc.	40,273	525,160

		1,854,890

Therapeutics — 0.9%
Allos Therapeutics, Inc.†	57,546	76,536
AVANIR Pharmaceuticals Inc., Class A†#	90,637	222,967
AVI BioPharma, Inc.†	99,015	72,281
Cornerstone Therapeutics, Inc.†	5,875	34,310
Dyax Corp.†#	72,096	102,376
Isis Pharmaceuticals, Inc.†	72,742	539,746
ISTA Pharmaceuticals, Inc.†	23,418	87,818
MannKind Corp.†#	56,411	172,618
Nabi Biopharmaceuticals†	31,258	56,577
Neurocrine Biosciences, Inc.†#	36,004	235,466
Onyx Pharmaceuticals, Inc.†	46,274	2,040,683
Osiris Therapeutics, Inc.†#	12,178	56,628
Pharmacyclics, Inc.†#	33,539	510,799
Questcor Pharmaceuticals, Inc.†	38,785	1,743,386
Spectrum Pharmaceuticals, Inc.†	38,011	526,452
Theravance, Inc.†#	50,365	1,175,519

		7,654,162

Tobacco — 0.2%
Alliance One International, Inc.†#	63,606	178,097
Star Scientific, Inc.†#	78,196	206,437
Universal Corp.#	16,916	801,480
Vector Group, Ltd.#	35,141	634,647

		1,820,661

Toys — 0.1%
Jakks Pacific, Inc.#	19,872	379,357
Leapfrog Enterprises, Inc.†	30,266	164,647

		544,004

Transactional Software — 0.3%
ACI Worldwide, Inc†	24,407	734,163
Bottomline Technologies, Inc.†	26,235	590,287
Ellie Mae, Inc.†	6,167	32,685
InnerWorkings, Inc.†#	18,829	170,967
Synchronoss Technologies, Inc.†	19,300	576,877

		2,104,979

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	39,315	190,285
Atlas Air Worldwide Holdings, Inc.†#	19,184	810,524

		1,000,809

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	42,395	$492,630
Amerco, Inc.†	6,330	493,740
Greenbrier Cos., Inc.†#	13,462	298,856
TAL International Group, Inc.#	16,051	422,462
Textainer Group Holdings, Ltd.#	8,315	225,337

		1,933,025

Transport - Marine — 0.5%
Baltic Trading, Ltd.#	11,908	61,207
CAI International, Inc.†	8,835	135,529
DHT Holdings, Inc.	47,071	38,598
Eagle Bulk Shipping, Inc.†#	45,693	50,719
Excel Maritime Carriers, Ltd.†#	33,388	63,103
Frontline, Ltd.#	37,646	116,703
Genco Shipping & Trading, Ltd.†#	21,584	163,607
General Maritime Corp.†#	84,753	1,653
Golar LNG, Ltd.	29,131	1,270,111
GulfMark Offshore, Inc., Class A†	17,342	777,442
International Shipholding Corp.#	3,965	74,621
Knightsbridge Tankers, Ltd.#	16,056	250,313
Nordic American Tankers, Ltd.#	34,492	432,185
Overseas Shipholding Group, Inc.#	19,448	205,176
Scorpio Tankers, Inc.†#	18,154	120,906
Ship Finance International, Ltd.#	32,883	329,159
Teekay Tankers, Ltd., Class A Class A#	30,957	117,637
Ultrapetrol Bahamas, Ltd.†#	15,594	42,260

		4,250,929

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	28,941	1,767,427
RailAmerica, Inc.†#	15,591	219,053

		1,986,480

Transport - Services — 0.3%
Bristow Group, Inc.	26,526	1,221,788
Echo Global Logistics, Inc.†	8,227	129,328
Hub Group, Inc., Class A†	26,885	800,635
Pacer International, Inc.†#	25,555	109,375
PHI, Inc.†#	9,528	227,910
Universal Truckload Services, Inc.#	4,005	55,069

		2,544,105

Transport - Truck — 0.7%
Arkansas Best Corp.	18,568	355,020
Celadon Group, Inc.	14,653	156,641
Covenant Transport, Inc. Class A†#	6,110	18,758
Forward Air Corp.#	21,456	688,738
Heartland Express, Inc.#	36,828	506,385
Knight Transportation, Inc.#	44,555	666,543
Marten Transport, Ltd.#	11,352	209,558
Old Dominion Freight Line, Inc.†	34,655	1,344,961
Patriot Transportation Holding, Inc.†#	4,507	102,669
Quality Distribution, Inc.†	10,924	110,332
Roadrunner Transportation Systems, Inc.†	6,639	94,672
Saia, Inc.†#	11,632	135,280
Swift Transporation Co.†	57,863	492,993
Werner Enterprises, Inc.	32,008	750,267

		5,632,817

Travel Services — 0.1%
Ambassadors Group, Inc.#	12,928	58,046
Interval Leisure Group, Inc.†	29,378	411,586

		469,632

Security Description	Shares	Value (Note 2)

Ultra Sound Imaging Systems — 0.1%
SonoSite, Inc.†#	10,084	$417,478

Venture Capital — 0.1%
Fidus Investment Corp.	3,922	49,025
Harris & Harris Group, Inc.†	22,643	81,062
Hercules Technology Growth Capital, Inc.#	31,990	301,986

		432,073

Veterinary Diagnostics — 0.1%
Neogen Corp.†	16,938	596,726

Virtual Reality Products — 0.0%
RealD, Inc.†#	29,989	287,295

Vitamins & Nutrition Products — 0.2%
GNC Holdings, Inc., Class A†	16,686	455,027
Nature’s Sunshine Products, Inc.†	8,157	144,053
Nutraceutical International Corp.†	6,719	78,612
Omega Protein Corp.†	14,138	119,183
Schiff Nutrition International, Inc.†	8,914	105,987
Synutra International, Inc.†#	12,639	71,663
USANA Health Sciences, Inc.†#	4,969	169,642
Vitamin Shoppe, Inc.†	18,123	667,108

		1,811,275

Water — 0.3%
American States Water Co.	13,630	480,866
Artesian Resources Corp., Class A Class A	4,749	87,856
California Water Service Group	30,495	562,023
Connecticut Water Service, Inc.#	6,273	181,917
Consolidated Water Co., Ltd.#	10,634	87,518
Middlesex Water Co.#	11,388	210,678
Pennichuck Corp.	3,420	98,735
PICO Holdings, Inc.†#	16,580	367,081
SJW Corp.#	10,298	254,258
York Water Co.#	9,290	166,570

		2,497,502

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†#	33,429	96,276
Heckmann Corp.†#	67,485	394,787

		491,063

Web Hosting/Design — 0.1%
NIC, Inc.	46,724	607,412
Web.Com Group, Inc.†	21,230	218,881

		826,293

Web Portals/ISP — 0.1%
EarthLink, Inc.#	80,351	506,211
InfoSpace, Inc.†	27,050	260,762
Quepasa Corp.†#	4,987	20,447
Towerstream Corp.†#	30,918	64,000

		851,420

Wire & Cable Products — 0.2%
Belden, Inc.	34,603	1,143,283
Coleman Cable, Inc.†	6,111	53,899
Encore Wire Corp.#	13,551	351,242
Insteel Industries, Inc.#	12,865	134,182

		1,682,606

Wireless Equipment — 0.7%
Aruba Networks, Inc.†	62,330	1,315,163
Globecomm Systems, Inc.†	16,377	224,201
InterDigital, Inc.	33,128	1,456,307
Novatel Wireless, Inc.†	23,408	75,140

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment (continued)
Powerwave Technologies, Inc.†	23,129	$53,659
RF Micro Devices, Inc.†#	201,674	1,256,429
TeleNav, Inc.†	12,029	98,879
Viasat, Inc.†#	26,498	1,253,885

		5,733,663

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	13,538	136,869

Total Common Stock
(cost $824,257,029)		805,195,890

RIGHTS — 0.0%
Banks - Commercial — 0.0%
Taylor Capital Group, Inc. Expires 12/14/11	7,925	861

Medical - Biomedical/Gene — 0.0%
Lexicon Pharmaceuticals, Inc. Expires 12/22/11	124,544	2,128

Total Rights
(cost $0)		2,989

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 10/14/13† (strike price $10.50) (cost $0)	8,134	0

Total Long-Term Investment Securities
(cost $824,257,029)		805,198,879

SHORT-TERM INVESTMENT SECURITIES — 15.7%
Collective Investment Pool — 15.4%
Navigator Securities Lending Prime Portfolio(3)(4)	126,186,068	126,186,068

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.00% due 12/15/11(5)	$2,500,000	2,500,000

Total Short-Term Investment Securities
(cost $128,686,068)		128,686,068

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(6) (cost $13,049,000)	$13,049,000	$13,049,000

TOTAL INVESTMENTS
(cost $965,992,097)(7)	115.2%	946,933,947
Liabilities in excess of other assets	(15.2)	(124,891,422)

NET ASSETS	100.0%	$822,042,525

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(4)	At November 30, 2011, the Fund had loaned securities with a total value of $129,849,788. This was secured by collateral of $126,186,068, which was received in cash and subsequently invested in short-term investments currently valued at $126,186,068 as reported in the portfolio of investments. The remaining collateral of $25,852 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	1.13% to 4.38%	12/15/12 to 05/15/41

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
224	Long	Russell 2000 Mini Index	December 2011	$15,155,242	$16,502,080	$1,346,838

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$48,979,637	$—	$0	$48,979,637
Real Estate Investment Trusts	67,902,913	—	—	67,902,913
Other Industries*	688,313,340	—	0	688,313,340
Rights	2,989	—	—	2,989
Warrants	0	—	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	126,186,068	—	126,186,068
U.S. Government Treasuries	—	2,500,000	—	2,500,000
Repurchase Agreement	—	13,049,000	—	13,049,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	1,346,838	—	—	1,346,838

Totals	$806,545,717	$141,735,068	$0	$948,280,785

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$63,224
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(50,081)
Change in unrealized appreciation(1)	38,015
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(51,158)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 11/30/2011	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	17.6%
Banks — Commercial	9.0
Electric — Integrated	4.4
Consumer Products — Misc.	3.9
Time Deposits	3.6
Diversified Manufacturing Operations	3.0
Oil Companies — Exploration & Production	2.8
Real Estate Investment Trusts	2.8
Electronic Components — Semiconductors	2.6
Paper & Related Products	2.6
Insurance — Reinsurance	2.4
Building & Construction Products — Misc.	2.4
Medical Products	1.9
Electronic Components — Misc.	1.9
Funeral Services & Related Items	1.7
Machinery — General Industrial	1.6
Retail — Restaurants	1.6
Computers — Memory Devices	1.5
Retail — Apparel/Shoe	1.5
Apparel Manufacturers	1.4
Gold Mining	1.3
Human Resources	1.3
Insurance — Property/Casualty	1.1
Computer Services	1.1
Investment Management/Advisor Services	1.1
Finance — Investment Banker/Broker	1.1
Auto/Truck Parts & Equipment — Original	1.0
Semiconductor Equipment	1.0
Medical — Biomedical/Gene	1.0
Batteries/Battery Systems	1.0
Semiconductor Components — Integrated Circuits	1.0
Oil — Field Services	0.9
Investment Companies	0.9
Computers — Integrated Systems	0.9
Aerospace/Defense — Equipment	0.9
Chemicals — Specialty	0.9
Telecommunication Equipment	0.9
Auto/Truck Parts & Equipment — Replacement	0.8
Exchange — Traded Funds	0.8
Web Portals/ISP	0.8
Transactional Software	0.7
Medical Sterilization Products	0.7
Footwear & Related Apparel	0.7
Transport — Truck	0.7
Electronic Measurement Instruments	0.7
Computers — Periphery Equipment	0.7
Diversified Operations/Commercial Services	0.7
Precious Metals	0.7
Chemicals — Plastics	0.7
Savings & Loans/Thrifts	0.6
Machinery — Electrical	0.6
Networking Products	0.6
Office Supplies & Forms	0.6
Chemicals — Diversified	0.6
Metal Processors & Fabrication	0.6
Building — Mobile Home/Manufactured Housing	0.6
Home Furnishings	0.6
Gas — Distribution	0.5
Food — Misc.	0.5
Transport — Services	0.5
Engines — Internal Combustion	0.5
Insurance — Life/Health	0.5
Building — Heavy Construction	0.5
Medical — HMO	0.5
Toys	0.5
Recreational Centers	0.4
Engineering/R&D Services	0.4
Oil Refining & Marketing	0.4
Rubber — Tires	0.4

Insurance Brokers	0.4
Finance — Leasing Companies	0.4
Enterprise Software/Service	0.4
Racetracks	0.4
Medical — Hospitals	0.4
Wire & Cable Products	0.4
Multimedia	0.4
Distribution/Wholesale	0.4
Aerospace/Defense	0.4
Publishing — Books	0.4
Tobacco	0.4
Applications Software	0.4
Instruments — Scientific	0.4
Disposable Medical Products	0.4
Private Corrections	0.4
Dental Supplies & Equipment	0.3
Publishing — Newspapers	0.3
Transport — Marine	0.3
Medical — Drugs	0.3
Power Converter/Supply Equipment	0.3
Food — Retail	0.3
Non — Ferrous Metals	0.3
Miscellaneous Manufacturing	0.3
Commercial Services — Finance	0.3
Food — Canned	0.2
Medical — Generic Drugs	0.2
Coal	0.2
Medical — Outpatient/Home Medical	0.2
Textile — Products	0.2
Insurance — Multi-line	0.1
Commercial Services	0.1
Rubber/Plastic Products	0.1
Telecom Services	0.1
E-Services/Consulting	0.1
Medical Labs & Testing Services	0.1
Energy — Alternate Sources	0.1

117.1%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.1%
Aerospace/Defense — 0.4%
Esterline Technologies Corp.†	13,857	$746,477

Aerospace/Defense - Equipment — 0.9%
Alliant Techsystems, Inc.	13,275	781,101
Curtiss - Wright Corp.	28,336	933,671

		1,714,772

Apparel Manufacturers — 1.4%
Delta Apparel, Inc.†#(1)	38,594	694,692
Hanesbrands, Inc.†#	27,925	687,792
Jones Group, Inc.#	67,588	733,330
Maidenform Brands, Inc.†#	26,054	480,436

		2,596,250

Applications Software — 0.4%
Progress Software Corp.†#	26,776	545,427
Quest Software, Inc.†	9,489	171,466

		716,893

Auto/Truck Parts & Equipment - Original — 1.0%
American Axle & Manufacturing Holdings, Inc.†#	73,225	642,183
Modine Manufacturing Co.†#	137,492	1,330,923

		1,973,106

Auto/Truck Parts & Equipment - Replacement — 0.8%
Commercial Vehicle Group, Inc.†#	60,669	679,493
Douglas Dynamics, Inc.#	49,300	764,150

		1,443,643

Banks - Commercial — 9.0%
Associated Banc-Corp.	68,705	714,532
BancorpSouth, Inc.#	43,854	429,769
Bank of Hawaii Corp.#	18,980	807,599
Chemical Financial Corp.#	4,350	89,436
City National Corp.#	12,859	545,479
East West Bancorp, Inc.	21,600	422,712
First Citizens BancShares, Inc., Class A	27,817	4,775,066
First Commonwealth Financial Corp.#	59,887	278,475
FirstMerit Corp.#	56,525	825,830
Fulton Financial Corp.#	89,450	837,252
Glacier Bancorp, Inc.#	6,757	81,152
Hancock Holding Co.#	22,875	698,488
Independent Bank Corp.#	3,050	79,727
International Bancshares Corp.#	4,197	75,042
Lakeland Financial Corp.	3,450	84,594
NBT Bancorp, Inc.#	3,625	77,213
Old National Bancorp#	89,697	1,006,400
Prosperity Bancshares, Inc.#	10,067	402,579
TCF Financial Corp.#	14,015	140,991
UMB Financial Corp.#	102,610	3,663,177
Umpqua Holdings Corp.#	7,525	94,063
Webster Financial Corp.#	13,925	274,322
WesBanco, Inc.#	3,804	74,711
Wintrust Financial Corp.#	22,839	634,696

		17,113,305

Batteries/Battery Systems — 1.0%
EnerSys†	76,471	1,839,128

Building & Construction Products - Misc. — 2.4%
Builders FirstSource, Inc.†#	86,152	133,536
Quanex Building Products Corp.#	175,016	2,639,241
Simpson Manufacturing Co., Inc.#	45,472	1,505,123
Trex Co., Inc.†#	12,033	268,697

		4,546,597

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.5%
Tutor Perini Corp.†#	54,551	$899,546

Building - Mobile Home/Manufactured Housing — 0.6%
Cavco Industries, Inc.†#	19,368	788,084
Thor Industries, Inc.#	12,861	311,236

		1,099,320

Chemicals - Diversified — 0.6%
Huntsman Corp.	36,810	402,333
Olin Corp.#	39,375	748,125

		1,150,458

Chemicals - Plastics — 0.7%
A. Schulman, Inc.	61,782	1,277,034

Chemicals - Specialty — 0.9%
American Pacific Corp.†(1)	25,912	209,628
Cabot Corp.	18,275	606,364
H.B. Fuller Co.#	12,262	282,762
OM Group, Inc.†#	24,940	567,385

		1,666,139

Coal — 0.2%
James River Coal Co.†#	43,748	362,671

Commercial Services — 0.1%
Medifast, Inc.†#	17,288	240,476

Commercial Services - Finance — 0.3%
Global Payments, Inc.	4,625	204,564
TNS, Inc.†	14,082	275,021

		479,585

Computer Services — 1.1%
CACI International, Inc., Class A†#	15,035	847,673
DST Systems, Inc.	17,700	841,281
SYKES Enterprises, Inc.†	20,336	331,274

		2,020,228

Computers - Integrated Systems — 0.9%
NCR Corp.†	40,960	716,390
Netscout Systems, Inc.†	56,724	1,002,313

		1,718,703

Computers - Memory Devices — 1.5%
Imation Corp.†#	367,781	2,162,552
Quantum Corp.†#	279,216	751,091

		2,913,643

Computers - Periphery Equipment — 0.7%
Lexmark International, Inc., Class A#	23,000	769,580
Synaptics, Inc.†#	16,046	520,853

		1,290,433

Consumer Products - Misc. — 3.9%
Blyth, Inc.#	37,270	2,453,111
Central Garden & Pet Co.†#	27,167	234,995
Central Garden and Pet Co., Class A†#	29,303	260,211
Helen of Troy, Ltd.†#	27,975	835,613
Jarden Corp.#	27,931	869,771
Prestige Brands Holdings, Inc.†#	73,478	725,963
Spectrum Brands Holdings, Inc.†#	29,343	822,191
WD-40 Co.	28,281	1,171,116

		7,372,971

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†#	26,382	646,359

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Disposable Medical Products — 0.4%
ICU Medical, Inc.†#	15,756	$693,422

Distribution/Wholesale — 0.4%
Owens & Minor, Inc.#	24,942	768,214

Diversified Manufacturing Operations — 3.0%
Barnes Group, Inc.#	39,120	974,479
Brink’s Co.	37,200	915,864
Carlisle Cos., Inc.	18,649	831,745
Harsco Corp.#	34,950	721,368
ITT Corp.	26,285	530,169
SPX Corp.	15,050	954,170
Tredegar Corp.#	35,133	766,953

		5,694,748

Diversified Operations/Commercial Services — 0.7%
Viad Corp.#	69,482	1,288,891

E - Services/Consulting — 0.1%
Websense, Inc.†#	8,516	154,225

Electric - Integrated — 4.4%
Allete, Inc.#	117,192	4,670,101
IDACORP, Inc.	24,725	1,013,478
NV Energy, Inc.	53,608	822,347
Portland General Electric Co.	33,060	828,153
TECO Energy, Inc.#	51,275	962,944

		8,297,023

Electronic Components - Misc. — 1.9%
AVX Corp.#	122,912	1,590,481
Benchmark Electronics, Inc.†#	39,738	548,782
Pulse Electronics Corp.#	138,514	419,697
Vishay Intertechnology, Inc.†#	94,928	938,838

		3,497,798

Electronic Components - Semiconductors — 2.6%
Amkor Technology, Inc.†#	130,108	577,680
DSP Group, Inc.†	124,197	730,278
Lattice Semiconductor Corp.†	148,966	1,026,376
MEMC Electronic Materials, Inc.†#	64,369	268,419
Microsemi Corp.†	46,400	824,064
PMC - Sierra, Inc.†	130,150	727,538
QLogic Corp.†	55,542	828,687

		4,983,042

Electronic Measurement Instruments — 0.7%
Orbotech, Ltd.†	130,653	1,339,193

Energy - Alternate Sources — 0.1%
BioFuel Energy Corp.†	191,570	101,245

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.	32,925	843,868

Engines - Internal Combustion — 0.5%
Briggs & Stratton Corp.#	65,210	982,715

Enterprise Software/Service — 0.4%
JDA Software Group, Inc.†#	25,113	791,562

Finance - Investment Banker/Broker — 1.1%
Investment Technology Group, Inc.†	114,417	1,218,541
Knight Capital Group, Inc., Class A†#	62,295	786,786

		2,005,327

Finance - Leasing Companies — 0.4%
Aircastle, Ltd.#	69,152	803,546

Food - Canned — 0.2%
Seneca Foods Corp., Class A†#	19,867	451,378

Security Description	Shares	Value (Note 2)

Food - Misc. — 0.5%
Corn Products International, Inc.	16,393	$852,272
Diamond Foods, Inc.	4,947	137,279

		989,551

Food - Retail — 0.3%
Winn-Dixie Stores, Inc.†#	95,837	529,979

Footwear & Related Apparel — 0.7%
Skechers U.S.A., Inc., Class A†#	40,089	539,598
Wolverine World Wide, Inc.#	22,650	834,426

		1,374,024

Funeral Services & Related Items — 1.7%
Hillenbrand, Inc.#	78,702	1,788,896
Matthews International Corp., Class A#	43,794	1,452,647

		3,241,543

Gas - Distribution — 0.5%
Vectren Corp.	34,900	1,015,590

Gold Mining — 1.3%
AuRico Gold, Inc.†	78,501	784,225
Aurizon Mines, Ltd.†	104,257	635,968
Royal Gold, Inc.	13,057	1,063,492

		2,483,685

Home Furnishings — 0.6%
Furniture Brands International, Inc.†#	78,542	79,327
La - Z - Boy, Inc.†#	100,981	999,712

		1,079,039

Human Resources — 1.3%
AMN Healthcare Services, Inc.†#	59,061	271,090
Heidrick & Struggles International, Inc.#	77,918	1,659,654
Korn/Ferry International†#	29,433	495,357

		2,426,101

Instruments - Scientific — 0.4%
PerkinElmer, Inc.	36,900	698,148

Insurance Brokers — 0.4%
Brown & Brown, Inc.#	38,970	812,914

Insurance - Life/Health — 0.5%
Protective Life Corp.	41,075	911,454

Insurance - Multi-line — 0.1%
Fortegra Financial Corp.†#	44,910	260,478

Insurance - Property/Casualty — 1.1%
Hanover Insurance Group, Inc.	19,790	714,023
Stewart Information Services Corp.#	131,452	1,386,819

		2,100,842

Insurance - Reinsurance — 2.4%
Aspen Insurance Holdings, Ltd.#	32,950	873,834
Endurance Specialty Holdings, Ltd.	37,928	1,371,856
Platinum Underwriters Holdings, Ltd.#	42,197	1,452,842
Validus Holdings, Ltd.	30,698	923,703

		4,622,235

Investment Companies — 0.9%
Apollo Investment Corp.#	22,997	165,808
Kohlberg Capital Corp.	44,496	280,770
Steel Excel, Inc.†	49,920	1,302,912

		1,749,490

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 1.1%
CIFC Corp.†#(1)	33,696	$188,360
Waddell & Reed Financial, Inc., Class A	29,665	806,295
Westwood Holdings Group, Inc.#(1)	26,589	1,011,180

		2,005,835

Machinery - Electrical — 0.6%
Franklin Electric Co., Inc.#	25,348	1,193,130

Machinery - General Industrial — 1.6%
Kadant, Inc.†#	146,920	3,003,045

Medical Labs & Testing Services — 0.1%
Bio - Reference Labs, Inc.†	12,096	149,990

Medical Products — 1.9%
Haemonetics Corp.†#	15,493	917,650
Hanger Orthopedic Group, Inc.†#	22,152	354,432
Hill - Rom Holdings, Inc.#	17,691	559,036
Teleflex, Inc.#	16,075	978,646
West Pharmaceutical Services, Inc.#	20,382	785,318

		3,595,082

Medical Sterilization Products — 0.7%
STERIS Corp.#	45,709	1,374,470

Medical - Biomedical/Gene — 1.0%
Cambrex Corp.†#	131,944	911,733
Charles River Laboratories International, Inc.†	25,475	722,216
Myriad Genetics, Inc.†	10,994	233,623

		1,867,572

Medical - Drugs — 0.3%
Lannett Co., Inc.†#	79,262	313,085
Salix Pharmaceuticals, Ltd.†#	6,694	295,473

		608,558

Medical - Generic Drugs — 0.2%
Par Pharmaceutical Cos., Inc.†#	12,233	396,472

Medical - HMO — 0.5%
Healthspring, Inc.†#	16,454	898,717

Medical - Hospitals — 0.4%
LifePoint Hospitals, Inc.†#	19,825	777,735

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†#	29,198	346,580

Metal Processors & Fabrication — 0.6%
Kaydon Corp.#	7,970	251,693
Worthington Industries, Inc.#	49,048	862,754

		1,114,447

Miscellaneous Manufacturing — 0.3%
John Bean Technologies Corp.#	31,022	510,622

Multimedia — 0.4%
Meredith Corp.#	26,575	770,675

Networking Products — 0.6%
Black Box Corp.#	24,555	700,554
Ixia†#	44,772	492,492

		1,193,046

Non - Ferrous Metals — 0.3%
Thompson Creek Metals Co., Inc.†#	73,850	516,212

Office Supplies & Forms — 0.6%
ACCO Brands Corp.†#	122,818	1,158,174

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 2.8%
Comstock Resources, Inc.†#	100,551	$1,672,163
Energen Corp.	16,459	834,801
Penn Virginia Corp.#	22,131	117,294
Stone Energy Corp.†#	42,898	1,213,584
Swift Energy Co.†#	21,687	637,381
W&T Offshore, Inc.#	38,647	773,713

		5,248,936

Oil Refining & Marketing — 0.4%
Tesoro Corp.†#	35,032	836,914

Oil - Field Services — 0.9%
Atwood Oceanics, Inc.†#	19,825	812,825
Cal Dive International, Inc.†#	102,322	241,480
Superior Energy Services, Inc.†	24,525	728,638

		1,782,943

Paper & Related Products — 2.6%
Clearwater Paper Corp.†#	25,572	899,879
Neenah Paper, Inc.#	110,567	2,068,708
P.H. Glatfelter Co.#	47,798	693,071
Schweitzer-Mauduit International, Inc.#	11,156	794,530
Wausau Paper Corp.#	57,783	446,085

		4,902,273

Power Converter/Supply Equipment — 0.3%
Advanced Energy Industries, Inc.†#	57,738	576,225

Precious Metals — 0.7%
Coeur d’Alene Mines Corp.†#	34,423	1,007,561
Minefinders Corp.†#	23,207	278,252

		1,285,813

Private Corrections — 0.4%
Geo Group, Inc.†	38,464	680,813

Publishing - Books — 0.4%
Courier Corp.#	67,032	740,704

Publishing - Newspapers — 0.3%
AH Belo Corp., Class A#	152,804	631,081

Publishing - Periodicals — 0.0%
Dex One Corp.†#	36,923	48,369

Racetracks — 0.4%
International Speedway Corp., Class A	31,825	782,895

Real Estate Investment Trusts — 2.8%
Brandywine Realty Trust#	85,275	742,745
CBL & Associates Properties, Inc.#	58,350	833,822
CommonWealth REIT	37,043	620,100
Duke Realty Corp.#	67,804	786,526
Hospitality Properties Trust#	32,699	720,359
Omega Healthcare Investors, Inc.#	47,625	853,916
Pennsylvania Real Estate Investment Trust	70,150	654,500

		5,211,968

Recreational Centers — 0.4%
Life Time Fitness, Inc.†#	20,746	844,985

Retail - Apparel/Shoe — 1.5%
Ascena Retail Group, Inc.†#	22,015	605,853
Christopher & Banks Corp.#	78,566	224,699
Collective Brands, Inc.†#	64,328	897,375
Kenneth Cole Productions, Inc., Class A†#	107,083	1,138,292

		2,866,219

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Restaurants — 1.6%
Brinker International, Inc.#	35,050	$844,004
Denny’s Corp.†#	434,799	1,478,317
Sonic Corp.†	86,268	609,052

		2,931,373

Rubber - Tires — 0.4%
Cooper Tire & Rubber Co.#	61,741	827,329

Rubber/Plastic Products — 0.1%
Plastec Technologies, Ltd.†	25,038	200,304

Savings & Loans/Thrifts — 0.6%
Provident New York Bancorp.#	64,084	446,665
Washington Federal, Inc.	58,775	764,663

		1,211,328

Semiconductor Components - Integrated Circuits — 1.0%
Exar Corp.†#	187,868	1,183,568
Standard Microsystems Corp.†	25,593	640,593

		1,824,161

Semiconductor Equipment — 1.0%
ATMI, Inc.†#	92,022	1,904,855

Telecom Services — 0.1%
Aviat Networks, Inc.†#	103,119	181,489

Telecommunication Equipment — 0.9%
Arris Group, Inc.†	76,113	818,215
Plantronics, Inc.#	23,725	817,563

		1,635,778

Textile - Products — 0.2%
Dixie Group, Inc.†#(1)	107,282	305,754

Tobacco — 0.4%
Universal Corp.#	15,384	728,894

Toys — 0.5%
Jakks Pacific, Inc.#	46,950	896,276

Transactional Software — 0.7%
ACI Worldwide, Inc†	46,461	1,397,547

Transport - Marine — 0.3%
Diana Shipping, Inc.†	81,675	611,746

Transport - Services — 0.5%
Ryder System, Inc.	18,875	986,785

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.7%
Arkansas Best Corp.	51,292	$980,703
Forward Air Corp.#	12,019	385,810

		1,366,513

Web Portals/ISP — 0.8%
EarthLink, Inc.#	226,205	1,425,092

Wire & Cable Products — 0.4%
General Cable Corp.†#	29,267	775,576

Total Common Stock
(cost $186,773,192)		179,950,307

EXCHANGE - TRADED FUNDS — 0.8%
iShares Russell 2000 Index Fund# (cost $1,389,214)	19,358	1,426,878

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd.† Expires 11/18/14 (Strike price $11.50) (cost $0)	19,280	1,928

Total Long - Term Investment Securities
(cost $188,162,406)		181,379,113

SHORT - TERM INVESTMENT SECURITIES — 21.2%
Collective Investment Pool — 17.6%
Navigator Securities Lending Prime Portfolio(2)	33,314,966	33,314,966

Time Deposits — 3.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$6,907,000	6,907,000

Total Short - Term Investment Securities
(cost $40,221,966)		40,221,966

TOTAL INVESTMENTS
(cost $228,384,372)(3)	117.1%	221,601,079
Liabilities in excess of other assets	(17.1)	(32,339,502)

NET ASSETS —	100.0%	$189,261,577

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Illiquid security. At November 30, 2011, the aggregate value of these securities was $2,409,614 representing 1.3% of net assets.
(2)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$17,113,305	$—	$—	$17,113,305
Other Industries*	162,837,002	—	—	162,837,002
Exchange-Traded Funds	1,426,878	—	—	1,426,878
Warrants	1,928	—	—	1,928
Short-Term Investment Securities:
Collective Investment Pool	—	33,314,966	—	33,314,966
Time Deposits	—	6,907,000	—	6,907,000

Total	$181,379,113	$40,221,966	$—	$221,601,079

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Collective Investment Pool	14.5%
Enterprise Software/Service	4.6
Medical Products	3.6
Machinery — General Industrial	3.2
Oil Companies — Exploration & Production	3.2
Medical — Biomedical/Gene	2.8
Networking Products	2.6
Electronic Components — Semiconductors	2.4
Time Deposits	2.3
Commercial Services — Finance	2.2
Retail — Apparel/Shoe	2.1
Internet Connectivity Services	2.1
Transactional Software	2.0
Vitamins & Nutrition Products	1.9
Oil Field Machinery & Equipment	1.9
Computer Services	1.8
Oil — Field Services	1.7
Web Hosting/Design	1.7
Footwear & Related Apparel	1.7
Computers — Integrated Systems	1.7
Internet Infrastructure Software	1.6
Communications Software	1.6
Semiconductor Components — Integrated Circuits	1.5
Medical — Drugs	1.5
Agricultural Chemicals	1.4
Retail — Perfume & Cosmetics	1.4
Retail — Sporting Goods	1.4
Pharmacy Services	1.4
Medical Instruments	1.3
Auto/Truck Parts & Equipment — Original	1.3
Finance — Other Services	1.3
Therapeutics	1.3
Computer Aided Design	1.3
Diversified Manufacturing Operations	1.2
Aerospace/Defense — Equipment	1.2
Investment Management/Advisor Services	1.1
Machinery — Farming	1.1
E-Marketing/Info	1.1
Retail — Restaurants	1.1
Transport — Rail	1.1
Machine Tools & Related Products	1.0
Retail — Auto Parts	1.0
Food — Wholesale/Distribution	1.0
Retail — Home Furnishings	1.0
Computer Software	1.0
Retail — Discount	1.0
Instruments — Controls	1.0
Batteries/Battery Systems	1.0
Real Estate Investment Trusts	1.0
Medical Information Systems	1.0
Filtration/Separation Products	1.0
Home Furnishings	0.9
Retail — Catalog Shopping	0.9
Metal Processors & Fabrication	0.9
Commercial Services	0.9
Internet Security	0.8
Gambling (Non-Hotel)	0.8
Non-Ferrous Metals	0.8
Medical — HMO	0.7
Steel — Producers	0.7
Transport — Truck	0.7
Advanced Materials	0.7
Physicians Practice Management	0.7
Chemicals — Diversified	0.6
Casino Services	0.6
Wireless Equipment	0.5
Internet Application Software	0.5
Distribution/Wholesale	0.5
Telecom Equipment — Fiber Optics	0.5

Apparel Manufacturers	0.5
Cosmetics & Toiletries	0.5
Consumer Products — Misc.	0.5
B2B/E-Commerce	0.5
E-Commerce/Services	0.4
Toys	0.4
Auction Houses/Art Dealers	0.4
Finance — Investment Banker/Broker	0.3
Schools	0.3
Transport — Air Freight	0.3
Hotels/Motels	0.3
Internet Content — Information/News	0.2
Seismic Data Collection	0.2
Oil Refining & Marketing	0.2
E-Commerce/Products	0.2
Retail — Video Rentals	0.1

115.2%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Advanced Materials — 0.7%
Hexcel Corp.†	27,114	$675,681

Aerospace/Defense - Equipment — 1.2%
BE Aerospace, Inc.†	30,150	1,174,342

Agricultural Chemicals — 1.4%
Intrepid Potash, Inc.†#	63,062	1,460,516

Apparel Manufacturers — 0.5%
Oxford Industries, Inc.#	12,800	485,504

Auction House/Art Dealers — 0.4%
Sotheby’s#	11,700	367,497

Auto/Truck Parts & Equipment - Original — 1.3%
Dana Holding Corp.†	37,900	472,234
Titan International, Inc.#	41,123	885,789

		1,358,023

B2B/E-Commerce — 0.5%
SPS Commerce, Inc.†#	19,846	465,389

Batteries/Battery Systems — 1.0%
EnerSys†	42,500	1,022,125

Casino Services — 0.6%
Shuffle Master, Inc.†#	50,700	562,263

Chemicals - Diversified — 0.6%
Rockwood Holdings, Inc.†	13,970	622,503

Commercial Services — 0.9%
HMS Holdings Corp.†#	29,700	900,801

Commercial Services - Finance — 2.2%
Cardtronics, Inc.†	44,700	1,214,946
Moody’s Corp.#	30,600	1,062,126

		2,277,072

Communications Software — 1.6%
SolarWinds, Inc.†#	50,100	1,642,779

Computer Aided Design — 1.3%
ANSYS, Inc.†#	20,600	1,276,582

Computer Services — 1.8%
KEYW Holding Corp.†#	71,198	578,840
LivePerson, Inc.†#	40,270	506,596
Syntel, Inc.#	15,700	751,088

		1,836,524

Computer Software — 1.0%
Akamai Technologies, Inc.†#	35,950	1,039,315

Computers - Integrated Systems — 1.7%
Riverbed Technology, Inc.†	66,000	1,716,000

Consumer Products - Misc. — 0.5%
SodaStream International, Ltd.†#	15,800	471,630

Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†#	12,600	476,280

Distribution/Wholesale — 0.5%
MWI Veterinary Supply, Inc.†#	7,150	494,137

Diversified Manufacturing Operations — 1.2%
Barnes Group, Inc.#	47,600	1,185,716

E-Commerce/Products — 0.2%
Shutterfly, Inc.†#	5,800	157,064

E-Commerce/Services — 0.4%
OpenTable, Inc.†#	13,000	459,810

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 1.1%
comScore, Inc.†#	54,838	$1,089,631

Electronic Components - Semiconductors — 2.4%
Cavium, Inc.†#	26,700	871,488
Mellanox Technologies, Ltd.†#	8,200	287,082
Silicon Image, Inc.†	93,700	460,067
Volterra Semiconductor Corp.†#	35,000	857,500

		2,476,137

Enterprise Software/Service — 4.6%
Concur Technologies, Inc.†#	27,200	1,284,656
QLIK Technologies, Inc.†	35,300	966,161
Taleo Corp., Class A†	39,626	1,283,486
Ultimate Software Group, Inc.†#	17,251	1,144,086

		4,678,389

Filtration/Separation Products — 1.0%
Polypore International, Inc.†#	20,006	981,294

Finance - Investment Banker/Broker — 0.3%
Stifel Financial Corp.†#	11,200	355,040

Finance - Other Services — 1.3%
Higher One Holdings, Inc.†#	35,800	641,894
MarketAxess Holdings, Inc.	24,400	706,136

		1,348,030

Food - Wholesale/Distribution — 1.0%
United Natural Foods, Inc.†	27,200	1,042,576

Footwear & Related Apparel — 1.7%
Deckers Outdoor Corp.†#	10,700	1,165,711
Iconix Brand Group, Inc.†#	31,900	550,594

		1,716,305

Gambling (Non-Hotel) — 0.8%
Pinnacle Entertainment, Inc.†#	75,000	792,750

Home Furnishings — 0.9%
Tempur - Pedic International, Inc.†#	17,650	963,867

Hotel/Motels — 0.3%
Gaylord Entertainment Co.†#	12,100	256,762

Instruments - Controls — 1.0%
Sensata Technologies Holding NV†#	32,750	1,023,438

Internet Application Software — 0.5%
Vocus, Inc.†#	25,232	535,423

Internet Connectivity Services — 2.1%
AboveNet, Inc.†#	17,050	1,018,567
Cogent Communications Group, Inc.†#	68,000	1,156,680

		2,175,247

Internet Content - Information/News — 0.2%
Angie’s List, Inc.†#	19,160	221,394

Internet Infrastructure Software — 1.6%
F5 Networks, Inc.†	12,600	1,424,178
support.com, Inc.†#	121,756	249,600

		1,673,778

Internet Security — 0.8%
Sourcefire, Inc.†#	26,000	861,120

Investment Management/Advisor Services — 1.1%
Financial Engines, Inc.†#	52,000	1,142,440

Machine Tools & Related Products — 1.0%
Kennametal, Inc.#	27,600	1,051,836

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Farming — 1.1%
AGCO Corp.†	24,450	$1,118,587

Machinery - General Industrial — 3.2%
Chart Industries, Inc.†	16,350	995,061
Gardner Denver, Inc.#	13,000	1,114,360
Roper Industries, Inc.	13,700	1,167,103

		3,276,524

Medical Information Systems — 1.0%
Allscripts Healthcare Solutions, Inc.†#	50,600	984,676

Medical Instruments — 1.3%
DexCom, Inc.†#	78,908	632,842
Volcano Corp.†#	30,059	741,556

		1,374,398

Medical Products — 3.6%
CareFusion Corp.†	37,300	924,294
Cooper Cos., Inc.	14,950	915,837
Cyberonics, Inc.†#	38,400	1,164,672
NxStage Medical, Inc.†#	34,400	673,552

		3,678,355

Medical - Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	15,350	1,053,931
Ariad Pharmaceuticals, Inc.†#	20,300	245,427
Cubist Pharmaceuticals, Inc.†#	18,700	721,259
Exact Sciences Corp.†#	64,500	547,605
Incyte Corp., Ltd.†#	24,100	331,857

		2,900,079

Medical - Drugs — 1.5%
Salix Pharmaceuticals, Ltd.†#	33,850	1,494,139

Medical - HMO — 0.7%
Coventry Health Care, Inc.†	23,750	758,575

Metal Processors & Fabrication — 0.9%
RBC Bearings, Inc.†#	21,500	908,375

Networking Products — 2.6%
Acme Packet, Inc.†#	36,500	1,220,195
LogMeIn, Inc.†#	33,500	1,440,835

		2,661,030

Non-Ferrous Metals — 0.8%
Materion Corp.†	31,852	783,241

Oil Companies - Exploration & Production — 3.2%
Berry Petroleum Co., Class A#	15,500	680,140
Energy XXI Bermuda, Ltd.†#	18,000	565,920
McMoRan Exploration Co.†#	29,200	466,616
Rosetta Resources, Inc.†#	9,300	505,362
Whiting Petroleum Corp.†#	22,400	1,041,824

		3,259,862

Oil Field Machinery & Equipment — 1.9%
Dril - Quip, Inc.†#	16,600	1,180,758
Lufkin Industries, Inc.#	10,100	707,808

		1,888,566

Oil Refining & Marketing — 0.2%
CVR Energy, Inc.†	10,500	191,100

Oil - Field Services — 1.7%
CARBO Ceramics, Inc.#	8,250	1,174,140
Key Energy Services, Inc.†#	39,000	588,900

		1,763,040

Security Description	Shares	Value (Note 2)

Pharmacy Services — 1.4%
SXC Health Solutions Corp.†	23,400	$1,376,388

Physicians Practice Management — 0.7%
IPC The Hospitalist Co., Inc.†#	14,464	666,790

Real Estate Investment Trusts — 1.0%
Essex Property Trust, Inc.#	7,500	996,375

Retail - Apparel/Shoe — 2.1%
DSW, Inc., Class A	20,600	927,000
Lululemon Athletica, Inc.†#	8,700	432,390
Vera Bradley, Inc.†#	21,500	825,600

		2,184,990

Retail - Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	13,600	1,050,464

Retail - Catalog Shopping — 0.9%
MSC Industrial Direct Co., Class A	13,500	938,655

Retail - Discount — 1.0%
Dollar Tree, Inc.†#	12,700	1,034,923

Retail - Home Furnishings — 1.0%
Pier 1 Imports, Inc.†	76,550	1,040,315

Retail - Perfume & Cosmetics — 1.4%
Sally Beauty Holdings, Inc.†#	37,450	752,745
Ulta Salon Cosmetics & Fragrance, Inc.†#	9,700	675,411

		1,428,156

Retail - Restaurants — 1.1%
Buffalo Wild Wings, Inc.†#	16,800	1,083,264

Retail - Sporting Goods — 1.4%
Dick’s Sporting Goods, Inc.†	24,600	967,026
Zumiez, Inc.†#	17,400	409,422

		1,376,448

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	1,700	72,573

Schools — 0.3%
K12, Inc.†#	11,500	287,155

Seismic Data Collection — 0.2%
ION Geophysical Corp.†#	35,900	208,579

Semiconductor Components - Integrated Circuits — 1.5%
Power Integrations, Inc.#	44,600	1,567,690

Steel - Producers — 0.7%
Steel Dynamics, Inc.#	57,000	751,260

Telecom Equipment - Fiber Optics — 0.5%
IPG Photonics Corp.†	12,850	492,541

Therapeutics — 1.3%
Questcor Pharmaceuticals, Inc.†	29,450	1,323,777

Toys — 0.4%
Leapfrog Enterprises, Inc.†#	75,700	411,808

Transactional Software — 2.0%
InnerWorkings, Inc.†#	90,367	820,532
VeriFone Systems, Inc.†	27,200	1,192,720

		2,013,252

Transport - Air Freight — 0.3%
Atlas Air Worldwide Holdings, Inc.†	6,600	278,850

Transport - Rail — 1.1%
Kansas City Southern†	15,900	1,081,677

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Truck — 0.7%
Forward Air Corp.#	22,689	$728,317

Vitamins & Nutrition Products — 1.9%
Herbalife, Ltd.#	17,850	987,105
Vitamin Shoppe, Inc.†	24,746	910,900

		1,898,005

Web Hosting/Design — 1.7%
Equinix, Inc.†	10,200	1,020,204
Rackspace Hosting, Inc.†#	16,500	715,770

		1,735,974

Wireless Equipment — 0.5%
Aruba Networks, Inc.†#	25,500	538,050

Total Long-Term Investment Securities
(cost $92,089,422)		100,119,833

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 16.8%
Collective Investment Pool — 14.5%
Navigator Securities Lending Prime Portfolio(1)	14,695,165	$14,695,165

Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 12/01/11	$2,367,000	2,367,000

Total Short-Term Investment Securities
(cost $17,062,165)		17,062,165

TOTAL INVESTMENTS
(cost $109,151,587)(2)	115.2%	117,181,998
Liabilities in excess of other assets	(15.2)	(15,500,562)

NET ASSETS	100.0%	$101,681,436

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$100,119,833	$—	$—	$100,119,833
Short-Term Investment Securities:
Collective Investment Pool	—	14,695,165	—	14,695,165
Time Deposits	—	2,367,000	—	2,367,000

Total	$100,119,833	$17,062,165	$—	$117,181,998

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	6.6%
Collective Investment Pool	6.2
Medical — Drugs	5.7
Computers	3.8
Electric — Integrated	3.3
Diversified Manufacturing Operations	3.0
Diversified Banking Institutions	2.8
Oil Companies — Exploration & Production	2.8
Telephone — Integrated	2.7
Computer Services	2.5
Banks — Super Regional	2.4
Beverages — Non-alcoholic	2.4
Applications Software	2.2
Cosmetics & Toiletries	2.1
Electronic Components — Semiconductors	2.0
Tobacco	1.9
Real Estate Investment Trusts	1.7
Retail — Discount	1.6
Multimedia	1.6
Retail — Restaurants	1.5
Web Portals/ISP	1.5
Oil — Field Services	1.4
Commercial Services — Finance	1.3
Food — Misc.	1.3
Medical — Biomedical/Gene	1.3
Insurance — Reinsurance	1.2
Enterprise Software/Service	1.2
Aerospace/Defense	1.2
Medical — HMO	1.1
Cable/Satellite TV	1.0
Transport — Services	1.0
Insurance — Multi - line	1.0
Chemicals — Diversified	1.0
Medical Products	1.0
Semiconductor Components — Integrated Circuits	1.0
E-Commerce/Products	0.9
Networking Products	0.9
Transport — Rail	0.9
Retail — Building Products	0.8
Aerospace/Defense — Equipment	0.7
Medical Instruments	0.7
Retail — Drug Store	0.7
Computers — Memory Devices	0.7
Repurchase Agreements	0.7
Machinery — Construction & Mining	0.6
Investment Management/Advisor Services	0.6
Insurance — Life/Health	0.6
Pipelines	0.6
Agricultural Chemicals	0.6
Finance — Credit Card	0.5
Oil Field Machinery & Equipment	0.5
Insurance — Property/Casualty	0.5
Banks — Fiduciary	0.5
Wireless Equipment	0.4
Medical — Wholesale Drug Distribution	0.4
Pharmacy Services	0.4
Instruments — Controls	0.4
Electric Products — Misc.	0.4
Auto — Cars/Light Trucks	0.3
Apparel Manufacturers	0.3
Retail — Major Department Stores	0.3
Metal — Copper	0.3
Consumer Products — Misc.	0.3
Athletic Footwear	0.3
Finance — Other Services	0.3
Industrial Gases	0.3
Banks — Commercial	0.3
Chemicals — Specialty	0.3
Retail — Apparel/Shoe	0.3

Gold Mining	0.3
Food — Retail	0.3
Machinery — Farming	0.3
Distribution/Wholesale	0.3
Insurance Brokers	0.3
Gas — Distribution	0.3
E-Commerce/Services	0.3
Retail — Regional Department Stores	0.3
Oil & Gas Drilling	0.2
Instruments — Scientific	0.2
Semiconductor Equipment	0.2
Coal	0.2
Metal Processors & Fabrication	0.2
Non — Hazardous Waste Disposal	0.2
Telecom Equipment — Fiber Optics	0.2
Hotels/Motels	0.2
Electronic Security Devices	0.2
Auto/Truck Parts & Equipment — Original	0.2
Oil Refining & Marketing	0.2
Agricultural Operations	0.2
Beverages — Wine/Spirits	0.2
Retail — Auto Parts	0.2
Engines — Internal Combustion	0.2
Medical Labs & Testing Services	0.2
Internet Security	0.2
Telecommunication Equipment	0.2
Data Processing/Management	0.2
Food — Confectionery	0.2
Paper & Related Products	0.2
Television	0.2
Electronic Components — Misc.	0.2
Steel — Producers	0.2
Electronic Measurement Instruments	0.1
Food — Wholesale/Distribution	0.1
Advertising Agencies	0.1
Medical — Generic Drugs	0.1
Broadcast Services/Program	0.1
Vitamins & Nutrition Products	0.1
Cruise Lines	0.1
Finance — Investment Banker/Broker	0.1
Office Automation & Equipment	0.1
Auto — Heavy Duty Trucks	0.1
Engineering/R&D Services	0.1
Retail — Bedding	0.1
Internet Infrastructure Software	0.1
Toys	0.1
Tools — Hand Held	0.1
Electronic Forms	0.1
U.S. Government Treasuries	0.1
Industrial Automated/Robotic	0.1
Metal — Aluminum	0.1
Cellular Telecom	0.1
Retail — Office Supplies	0.1
Food — Meat Products	0.1
Machinery — Pumps	0.1
Commercial Services	0.1
Metal — Iron	0.1
Casino Hotels	0.1
Computers — Integrated Systems	0.1
Containers — Metal/Glass	0.1
Medical Information Systems	0.1
Motorcycle/Motor Scooter	0.1
Retail — Jewelry	0.1
Building — Residential/Commercial	0.1
Retail — Automobile	0.1
Retail — Consumer Electronics	0.1
Machinery — General Industrial	0.1
Electric — Generation	0.1
Dental Supplies & Equipment	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited) — (continued)

Industry Allocation* (continued)

Computer Aided Design	0.1%
Schools	0.1
Entertainment Software	0.1
Electronic Connectors	0.1
Coatings/Paint	0.1
Savings & Loans/Thrifts	0.1
Disposable Medical Products	0.1
Dialysis Centers	0.1
Hazardous Waste Disposal	0.1
Airlines	0.1
Finance — Consumer Loans	0.1
Brewery	0.1
Electronics — Military	0.1
Filtration/Separation Products	0.1
Containers — Paper/Plastic	0.1

106.0%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	134,900	$1,265,362
Omnicom Group, Inc.#	78,800	3,401,796

		4,667,158

Aerospace/Defense — 1.2%
Boeing Co.	209,000	14,356,210
General Dynamics Corp.	102,000	6,738,120
Lockheed Martin Corp.	77,600	6,064,440
Northrop Grumman Corp.#	73,700	4,206,059
Raytheon Co.	99,700	4,543,329
Rockwell Collins, Inc.#	43,300	2,377,170

		38,285,328

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	35,200	4,294,752
United Technologies Corp.	256,200	19,624,920

		23,919,672

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	18,400	2,572,320
Monsanto Co.	150,800	11,076,260
Mosaic Co.	84,000	4,431,840

		18,080,420

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	190,600	5,740,872

Airlines — 0.1%
Southwest Airlines Co.	226,700	1,899,746

Apparel Manufacturers — 0.3%
Coach, Inc.	81,500	5,101,085
Ralph Lauren Corp.	18,300	2,596,038
VF Corp.	24,400	3,384,036

		11,081,159

Appliances — 0.0%
Whirlpool Corp.#	21,500	1,054,790

Applications Software — 2.2%
Citrix Systems, Inc.†	53,100	3,790,809
Compuware Corp.†	61,600	508,816
Intuit, Inc.	85,700	4,562,668
Microsoft Corp.	2,102,500	53,781,950
Red Hat, Inc.†	54,400	2,724,352
Salesforce.com, Inc.†	38,200	4,523,644

		69,892,239

Athletic Footwear — 0.3%
NIKE, Inc., Class B	107,100	10,300,878

Audio/Video Products — 0.0%
Harman International Industries, Inc.	19,700	813,610

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.†#	1,071,400	11,356,840

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	103,100	4,182,767

Auto/Truck Parts & Equipment - Original — 0.2%
Johnson Controls, Inc.	191,700	6,034,716

Banks - Commercial — 0.3%
BB&T Corp.	196,500	4,552,905
First Horizon National Corp.#	74,400	572,880
M&T Bank Corp.#	35,400	2,583,492
Regions Financial Corp.	354,900	1,458,639
Zions Bancorporation#	52,000	836,680

		10,004,596

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	347,600	$6,764,296
Northern Trust Corp.	68,000	2,558,840
State Street Corp.	142,100	5,634,265

		14,957,401

Banks - Super Regional — 2.4%
Capital One Financial Corp.#	129,500	5,783,470
Comerica, Inc.	56,700	1,429,974
Fifth Third Bancorp	259,400	3,136,146
Huntington Bancshares, Inc.	243,400	1,277,850
KeyCorp	268,700	1,958,823
PNC Financial Services Group, Inc.	148,400	8,044,764
SunTrust Banks, Inc.	151,400	2,744,882
US Bancorp	541,600	14,038,272
Wells Fargo & Co.	1,488,700	38,497,782

		76,911,963

Beverages - Non-alcoholic — 2.4%
Coca - Cola Co.#	647,400	43,524,702
Coca - Cola Enterprises, Inc.	89,900	2,348,188
Dr Pepper Snapple Group, Inc.	61,200	2,235,636
PepsiCo, Inc.	446,200	28,556,800

		76,665,326

Beverages - Wine/Spirits — 0.2%
Beam, Inc.	43,600	2,289,872
Brown - Forman Corp., Class B	28,400	2,266,604
Constellation Brands, Inc., Class A†#	49,100	955,977

		5,512,453

Brewery — 0.1%
Molson Coors Brewing Co., Class B	45,900	1,863,081

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†#	77,200	3,240,856
Scripps Networks Interactive, Inc., Class A	27,800	1,106,996

		4,347,852

Building Products - Wood — 0.0%
Masco Corp.#	100,900	966,622

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.#	78,400	933,744
Lennar Corp., Class A#	45,300	833,973
PulteGroup, Inc.†#	95,000	580,450

		2,348,167

Cable/Satellite TV — 1.0%
Cablevision Systems Corp., Class A	63,400	951,000
Comcast Corp., Class A	775,200	17,573,784
DIRECTV, Class A†	208,200	9,831,204
Time Warner Cable, Inc.	91,700	5,546,016

		33,902,004

Casino Hotels — 0.1%
Wynn Resorts, Ltd.#	22,500	2,712,600

Casino Services — 0.0%
International Game Technology	84,200	1,436,452

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	82,700	693,026
Sprint Nextel Corp.†	844,300	2,279,610

		2,972,636

Chemicals - Diversified — 1.0%
Air Products & Chemicals, Inc.	60,100	5,033,375
Dow Chemical Co.	333,100	9,230,201

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Diversified (continued)
E.I. du Pont de Nemours & Co.	262,900	$12,545,588
FMC Corp.	20,200	1,695,184
PPG Industries, Inc.	44,400	3,896,100

		32,400,448

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	39,600	1,568,952
Ecolab, Inc.#	84,600	4,823,892
International Flavors & Fragrances, Inc.	22,800	1,237,128
Sigma - Aldrich Corp.#	34,400	2,229,464

		9,859,436

Coal — 0.2%
Alpha Natural Resources, Inc.†	63,800	1,531,200
Consol Energy, Inc.#	63,900	2,660,796
Peabody Energy Corp.	76,400	2,997,172

		7,189,168

Coatings/Paint — 0.1%
Sherwin - Williams Co.	24,900	2,162,067

Commercial Services — 0.1%
Iron Mountain, Inc.	52,400	1,591,388
Quanta Services, Inc.†#	59,800	1,231,282

		2,822,670

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	138,100	7,055,529
Equifax, Inc.	34,500	1,281,675
H&R Block, Inc.#	86,200	1,355,926
Mastercard, Inc., Class A	30,100	11,273,955
Moody’s Corp.#	56,700	1,968,057
Paychex, Inc.	90,900	2,646,099
Total System Services, Inc.#	46,200	925,848
Visa, Inc., Class A	144,200	13,983,074
Western Union Co.	177,000	3,086,880

		43,577,043

Computer Aided Design — 0.1%
Autodesk, Inc.†	64,500	2,197,515

Computer Services — 2.5%
Accenture PLC, Class A	181,700	10,525,881
Cognizant Technology Solutions Corp., Class A†	85,600	5,765,160
Computer Sciences Corp.	43,700	1,067,591
International Business Machines Corp.	336,700	63,299,600

		80,658,232

Computers — 3.8%
Apple, Inc.†	261,400	99,907,080
Dell, Inc.†	437,300	6,891,848
Hewlett - Packard Co.	584,800	16,345,160

		123,144,088

Computers - Integrated Systems — 0.1%
Teradata Corp.†	47,500	2,575,925

Computers - Memory Devices — 0.7%
EMC Corp.†	582,200	13,396,422
NetApp, Inc.†	103,900	3,826,637
SanDisk Corp.†	67,500	3,328,425
Western Digital Corp.†	65,800	1,912,806

		22,464,290

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A#	20,200	675,892

Security Description	Shares	Value (Note 2)

Consulting Services — 0.0%
SAIC, Inc.†	77,900	$938,695

Consumer Products - Misc. — 0.3%
Clorox Co.#	37,100	2,410,016
Kimberly - Clark Corp.#	110,500	7,897,435

		10,307,451

Containers - Metal/Glass — 0.1%
Ball Corp.	46,100	1,618,571
Owens - Illinois, Inc.†	46,300	904,239

		2,522,810

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.#	29,200	861,108
Sealed Air Corp.	45,500	801,710

		1,662,818

Cosmetics & Toiletries — 2.1%
Avon Products, Inc.	121,400	2,063,800
Colgate - Palmolive Co.#	137,200	12,553,800
Estee Lauder Cos., Inc., Class A	31,900	3,763,562
Procter & Gamble Co.	774,800	50,028,836

		68,409,998

Cruise Lines — 0.1%
Carnival Corp.	130,400	4,329,280

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	13,900	971,193
Fidelity National Information Services, Inc.	69,900	1,683,891
Fiserv, Inc.†#	39,900	2,300,634

		4,955,718

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	39,900	1,440,789
Patterson Cos., Inc.#	26,400	796,488

		2,237,277

Dialysis Centers — 0.1%
DaVita, Inc.†	26,300	2,003,534

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	24,400	2,127,436

Distribution/Wholesale — 0.3%
Fastenal Co.	83,200	3,465,280
Genuine Parts Co.	44,200	2,585,700
WW Grainger, Inc.	17,100	3,195,990

		9,246,970

Diversified Banking Institutions — 2.8%
Bank of America Corp.	2,857,500	15,544,800
Citigroup, Inc.	822,800	22,610,544
Goldman Sachs Group, Inc.	142,600	13,669,636
JPMorgan Chase & Co.	1,099,400	34,048,418
Morgan Stanley	418,600	6,191,094

		92,064,492

Diversified Manufacturing Operations — 3.0%
3M Co.	200,100	16,216,104
Cooper Industries PLC	46,500	2,582,145
Danaher Corp.	160,400	7,760,152
Dover Corp.#	52,500	2,885,925
Eaton Corp.	96,200	4,320,342
General Electric Co.	2,988,900	47,553,399
Illinois Tool Works, Inc.	138,600	6,297,984
Ingersoll - Rand PLC#	88,000	2,914,560
Leggett & Platt, Inc.#	39,900	892,962
Parker Hannifin Corp.	43,700	3,617,486

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Textron, Inc.#	78,200	$1,519,426

		96,560,485

Diversified Operations — 0.0%
Leucadia National Corp.#	55,900	1,309,178

E - Commerce/Products — 0.9%
Amazon.com, Inc.†	102,400	19,690,496
eBay, Inc.†	323,400	9,569,406
Netflix, Inc.†#	15,600	1,006,668

		30,266,570

E - Commerce/Services — 0.3%
Expedia, Inc.#	54,900	1,527,043
priceline.com, Inc.†	14,000	6,802,460

		8,329,503

Electric Products - Misc. — 0.4%
Emerson Electric Co.	210,000	10,972,500
Molex, Inc.#	38,600	962,684

		11,935,184

Electric - Generation — 0.1%
AES Corp.†	185,300	2,238,424

Electric - Integrated — 3.3%
Ameren Corp.	68,100	2,302,461
American Electric Power Co., Inc.	136,000	5,396,480
CMS Energy Corp.#	71,000	1,485,320
Consolidated Edison, Inc.#	82,600	4,908,092
Constellation Energy Group, Inc.	56,800	2,281,088
Dominion Resources, Inc.	160,500	8,285,010
DTE Energy Co.	47,700	2,511,405
Duke Energy Corp.#	375,500	7,829,175
Edison International	91,900	3,612,589
Entergy Corp.#	49,800	3,503,928
Exelon Corp.	186,900	8,281,539
FirstEnergy Corp.	117,900	5,243,013
Integrys Energy Group, Inc.#	22,000	1,132,780
NextEra Energy, Inc.	119,100	6,602,904
Northeast Utilities	49,900	1,727,039
Pepco Holdings, Inc.#	63,800	1,261,964
PG&E Corp.	113,400	4,404,456
Pinnacle West Capital Corp.	30,800	1,460,228
PPL Corp.	162,900	4,890,258
Progress Energy, Inc.	83,100	4,518,978
Public Service Enterprise Group, Inc.	142,600	4,697,244
SCANA Corp.#	32,400	1,413,288
Southern Co.	241,800	10,617,438
TECO Energy, Inc.#	60,800	1,141,824
Wisconsin Energy Corp.#	65,900	2,186,562
Xcel Energy, Inc.	136,600	3,591,214

		105,286,277

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc.#	51,400	1,041,878
TE Connectivity, Ltd.#	122,200	3,874,962

		4,916,840

Electronic Components - Semiconductors — 2.0%
Advanced Micro Devices, Inc.†#	163,700	931,453
Altera Corp.	91,400	3,443,038
Broadcom Corp., Class A†	135,800	4,120,851
Intel Corp.	1,480,600	36,881,746
LSI Corp.†	161,500	907,630
MEMC Electronic Materials, Inc.†#	65,000	271,050
Microchip Technology, Inc.#	53,700	1,874,667

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Micron Technology, Inc.†#	283,100	$1,695,769
NVIDIA Corp.†#	170,200	2,660,226
Texas Instruments, Inc.	325,800	9,806,580
Xilinx, Inc.	74,800	2,446,708

		65,039,718

Electronic Connectors — 0.1%
Amphenol Corp., Class A	47,900	2,171,307

Electronic Forms — 0.1%
Adobe Systems, Inc.†#	139,300	3,819,606

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	97,900	3,671,250
FLIR Systems, Inc.#	45,000	1,208,700

		4,879,950

Electronic Security Devices — 0.2%
Tyco International, Ltd.	130,900	6,277,964

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	28,100	1,863,030

Energy - Alternate Sources — 0.0%
First Solar, Inc.†#	16,500	789,690

Engineering/R&D Services — 0.1%
Fluor Corp.	49,000	2,686,180
Jacobs Engineering Group, Inc.†	36,000	1,495,440

		4,181,620

Engines - Internal Combustion — 0.2%
Cummins, Inc.	54,900	5,288,517

Enterprise Software/Service — 1.2%
BMC Software, Inc.†	49,500	1,765,170
CA, Inc.	106,700	2,262,040
Oracle Corp.	1,114,100	34,927,035

		38,954,245

Entertainment Software — 0.1%
Electronic Arts, Inc.†	94,300	2,186,817

Filtration/Separation Products — 0.1%
Pall Corp.	32,800	1,787,272

Finance - Consumer Loans — 0.1%
SLM Corp.	145,000	1,867,600

Finance - Credit Card — 0.5%
American Express Co.	292,800	14,066,112
Discover Financial Services	153,900	3,665,898

		17,732,010

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	303,900	3,634,644
E*Trade Financial Corp.†	71,600	657,288

		4,291,932

Finance - Other Services — 0.3%
CME Group, Inc.	18,900	4,711,392
IntercontinentalExchange, Inc.†	20,700	2,519,604
NASDAQ OMX Group, Inc.†	35,900	942,375
NYSE Euronext	73,800	2,107,728

		10,281,099

Food - Confectionery — 0.2%
Hershey Co.	43,600	2,514,848
J.M. Smucker Co.	32,100	2,438,958

		4,953,806

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Dairy Products — 0.0%
Dean Foods Co.†	51,800	$526,288

Food - Meat Products — 0.1%
Hormel Foods Corp.#	39,200	1,180,312
Tyson Foods, Inc., Class A	83,600	1,683,704

		2,864,016

Food - Misc. — 1.3%
Campbell Soup Co.#	50,700	1,652,820
ConAgra Foods, Inc.	116,900	2,952,894
General Mills, Inc.#	182,300	7,282,885
H.J. Heinz Co.#	90,500	4,764,825
Kellogg Co.	70,400	3,460,864
Kraft Foods, Inc., Class A	498,000	18,002,700
McCormick & Co., Inc.#	37,300	1,816,510
Sara Lee Corp.	166,000	3,147,360

		43,080,858

Food - Retail — 0.3%
Kroger Co.	170,600	3,954,508
Safeway, Inc.#	98,700	1,974,000
SUPERVALU, Inc.#	59,800	439,530
Whole Foods Market, Inc.#	44,500	3,030,450

		9,398,488

Food - Wholesale/Distribution — 0.1%
Sysco Corp.#	167,100	4,769,034

Gas - Distribution — 0.3%
CenterPoint Energy, Inc.	120,100	2,389,990
Nicor, Inc.#	12,800	718,336
NiSource, Inc.#	79,100	1,812,181
Sempra Energy	67,500	3,590,325

		8,510,832

Gold Mining — 0.3%
Newmont Mining Corp.	139,300	9,594,984

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	24,300	1,968,786

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	82,200	1,257,660

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	75,600	2,314,872
Starwood Hotels & Resorts Worldwide, Inc.#	54,200	2,584,256
Wyndham Worldwide Corp.	43,100	1,527,895

		6,427,023

Human Resources — 0.0%
Monster Worldwide, Inc.†#	36,400	266,084
Robert Half International, Inc.#	40,800	1,080,792

		1,346,876

Independent Power Producers — 0.0%
NRG Energy, Inc.†#	68,000	1,338,240

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	40,400	3,031,212

Industrial Gases — 0.3%
Airgas, Inc.	19,200	1,477,440
Praxair, Inc.	85,200	8,690,400

		10,167,840

Instruments - Controls — 0.4%
Honeywell International, Inc.	220,600	11,945,490

Security Description	Shares	Value (Note 2)

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	31,900	$603,548
Thermo Fisher Scientific, Inc.†	107,700	5,088,825
Waters Corp.†	25,800	2,064,000

		7,756,373

Insurance Brokers — 0.3%
Aon Corp.	92,100	4,233,837
Marsh & McLennan Cos., Inc.	152,700	4,610,013

		8,843,850

Insurance - Life/Health — 0.6%
Aflac, Inc.	131,700	5,721,048
Lincoln National Corp.	86,900	1,753,642
Principal Financial Group, Inc.	88,400	2,133,092
Prudential Financial, Inc.	137,000	6,937,680
Torchmark Corp.#	29,600	1,260,664
Unum Group	85,600	1,926,856

		19,732,982

Insurance - Multi-line — 1.0%
ACE, Ltd.	95,300	6,626,209
Allstate Corp.	145,700	3,903,303
American International Group, Inc.†#(6)	123,200	2,871,792
Assurant, Inc.	26,600	1,043,784
Cincinnati Financial Corp.#	46,000	1,363,900
Genworth Financial, Inc., Class A†	138,400	912,056
Hartford Financial Services Group, Inc.#	125,600	2,230,656
Loews Corp.	87,700	3,370,311
MetLife, Inc.	298,200	9,387,336
XL Group PLC	92,600	1,909,412

		33,618,759

Insurance - Property/Casualty — 0.5%
Chubb Corp.	80,600	5,435,664
Progressive Corp.	180,100	3,396,686
Travelers Cos., Inc.	118,100	6,643,125

		15,475,475

Insurance - Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	495,900	39,057,084

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	52,000	1,503,320
F5 Networks, Inc.†	22,800	2,577,084

		4,080,404

Internet Security — 0.2%
Symantec Corp.†	211,400	3,456,390
VeriSign, Inc.#	46,900	1,574,902

		5,031,292

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	66,600	3,057,606
BlackRock, Inc.	28,300	4,868,732
Federated Investors, Inc., Class B#	26,200	415,794
Franklin Resources, Inc.	41,000	4,133,620
Invesco, Ltd.	127,100	2,573,775
Legg Mason, Inc.#	35,100	931,203
T. Rowe Price Group, Inc.	72,300	4,103,748

		20,084,478

Linen Supply & Related Items — 0.0%
Cintas Corp.#	31,400	954,560

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	182,200	17,833,736

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining (continued)
Joy Global, Inc.	29,600	$2,701,888

		20,535,624

Machinery - Farming — 0.3%
Deere & Co.	116,700	9,248,475

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	27,100	2,308,649

Machinery - Pumps — 0.1%
Flowserve Corp.	15,700	1,613,489
Xylem, Inc.	52,200	1,247,580

		2,861,069

Medical Information Systems — 0.1%
Cerner Corp.†	41,000	2,500,180

Medical Instruments — 0.7%
Boston Scientific Corp.†	431,600	2,546,440
Edwards Lifesciences Corp.†	32,400	2,139,372
Intuitive Surgical, Inc.†	11,000	4,776,310
Medtronic, Inc.	297,700	10,845,211
St. Jude Medical, Inc.	92,900	3,571,076

		23,878,409

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	28,500	2,443,020
Quest Diagnostics, Inc.	44,600	2,616,236

		5,059,256

Medical Products — 1.0%
Baxter International, Inc.	160,200	8,275,932
Becton, Dickinson and Co.#	61,300	4,522,714
CareFusion Corp.†	63,100	1,563,618
Covidien PLC	139,100	6,336,005
Hospira, Inc.†#	46,500	1,310,835
Stryker Corp.#	93,100	4,546,073
Varian Medical Systems, Inc.†#	33,000	2,053,590
Zimmer Holdings, Inc.†	50,500	2,552,775

		31,161,542

Medical - Biomedical/Gene — 1.3%
Amgen, Inc.#	247,200	14,315,352
Biogen Idec, Inc.†	68,400	7,862,580
Celgene Corp.†	129,400	8,162,552
Gilead Sciences, Inc.†	217,500	8,667,375
Life Technologies Corp.†	50,900	1,971,357

		40,979,216

Medical - Drugs — 5.7%
Abbott Laboratories	438,900	23,941,995
Allergan, Inc.	86,700	7,258,524
Bristol - Myers Squibb Co.	480,900	15,735,048
Eli Lilly & Co.#	287,300	10,874,305
Forest Laboratories, Inc.†	77,400	2,318,904
Johnson & Johnson	772,700	50,009,144
Merck & Co., Inc.	868,700	31,056,025
Pfizer, Inc.	2,199,900	44,151,993

		185,345,938

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	120,200	2,347,506
Watson Pharmaceuticals, Inc.†#	35,500	2,294,010

		4,641,516

Medical - HMO — 1.1%
Aetna, Inc.	105,100	4,395,282
Cigna Corp.	80,500	3,560,515

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Coventry Health Care, Inc.†	41,900	$1,338,286
Humana, Inc.	47,000	4,167,960
UnitedHealth Group, Inc.	303,400	14,796,818
WellPoint, Inc.	101,700	7,174,935

		35,433,796

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	122,400	569,160

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.#	75,900	2,819,685
Cardinal Health, Inc.	97,200	4,127,112
McKesson Corp.	69,400	5,642,914

		12,589,711

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	40,600	6,688,850

Metal - Aluminum — 0.1%
Alcoa, Inc.	300,100	3,007,002

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	267,300	10,585,080

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	41,200	2,793,772

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.	66,700	2,452,559

Multimedia — 1.6%
McGraw-Hill Cos., Inc.	85,000	3,629,500
News Corp., Class A	644,400	11,238,336
Time Warner, Inc.	294,600	10,257,972
Viacom, Inc., Class B	162,000	7,251,120
Walt Disney Co.	523,300	18,760,305

		51,137,233

Networking Products — 0.9%
Cisco Systems, Inc.	1,550,900	28,908,776

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.#	23,600	367,688

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	90,200	2,475,990
Waste Management, Inc.#	133,100	4,166,030

		6,642,020

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	57,000	1,061,910
Xerox Corp.	395,700	3,224,955

		4,286,865

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	29,900	783,679

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	19,600	1,178,940
Helmerich & Payne, Inc.#	30,200	1,720,192
Nabors Industries, Ltd.†	81,100	1,454,934
Noble Corp.†	71,200	2,458,536
Rowan Cos., Inc.†	35,900	1,217,369

		8,029,971

Oil Companies - Exploration & Production — 2.8%
Anadarko Petroleum Corp.	140,400	11,410,308
Apache Corp.	108,300	10,769,352
Cabot Oil & Gas Corp.	29,500	2,613,405
Chesapeake Energy Corp.	186,300	4,720,842

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Denbury Resources, Inc.†	113,400	$1,916,460
Devon Energy Corp.	117,400	7,685,004
EOG Resources, Inc.	75,700	7,853,118
EQT Corp.	42,100	2,610,621
Newfield Exploration Co.†	37,300	1,708,340
Noble Energy, Inc.	49,800	4,899,822
Occidental Petroleum Corp.	229,200	22,667,880
Pioneer Natural Resources Co.#	32,900	3,110,366
QEP Resources, Inc.	49,900	1,629,235
Range Resources Corp.	45,400	3,255,634
Southwestern Energy Co.†#	98,100	3,732,705

		90,583,092

Oil Companies - Integrated — 6.6%
Chevron Corp.	564,800	58,072,736
ConocoPhillips	387,100	27,607,972
Exxon Mobil Corp.	1,370,900	110,275,196
Hess Corp.	85,300	5,136,766
Marathon Oil Corp.	201,300	5,628,348
Marathon Petroleum Corp.	100,500	3,355,695
Murphy Oil Corp.	54,600	3,053,232

		213,129,945

Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	69,100	3,730,709
FMC Technologies, Inc.†#	67,700	3,544,772
National Oilwell Varco, Inc.	119,500	8,568,150

		15,843,631

Oil Refining & Marketing — 0.2%
Sunoco, Inc.#	30,500	1,183,705
Tesoro Corp.†#	40,600	969,934
Valero Energy Corp.	161,300	3,592,151

		5,745,790

Oil - Field Services — 1.4%
Baker Hughes, Inc.	123,000	6,717,030
Halliburton Co.	259,300	9,542,240
Schlumberger, Ltd.	380,500	28,663,065

		44,922,335

Paper & Related Products — 0.2%
International Paper Co.	123,200	3,498,880
MeadWestvaco Corp.	48,100	1,435,785

		4,934,665

Pharmacy Services — 0.4%
Express Scripts, Inc.†	137,700	6,286,005
Medco Health Solutions, Inc.†	108,700	6,160,029

		12,446,034

Pipelines — 0.6%
El Paso Corp.	217,200	5,432,172
ONEOK, Inc.	29,200	2,428,272
Spectra Energy Corp.	183,400	5,395,628
Williams Cos., Inc.	166,000	5,358,480

		18,614,552

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.#	53,000	796,060

Publishing - Newspapers — 0.0%
Gannett Co., Inc.#	67,900	737,394
Washington Post Co., Class B#	1,400	502,474

		1,239,868

Security Description	Shares	Value (Note 2)

Quarrying — 0.0%
Vulcan Materials Co.#	36,400	$1,180,816

Real Estate Investment Trusts — 1.7%
Apartment Investment & Management Co., Class A#	34,100	742,698
AvalonBay Communities, Inc.#	26,500	3,308,525
Boston Properties, Inc.	41,400	3,948,732
Equity Residential	83,600	4,613,884
HCP, Inc.	114,800	4,437,020
Health Care REIT, Inc.	53,100	2,664,027
Host Hotels & Resorts, Inc.	199,100	2,817,265
Kimco Realty Corp.#	114,800	1,810,396
Plum Creek Timber Co., Inc.#	45,700	1,683,588
ProLogis, Inc.	129,400	3,599,908
Public Storage#	39,900	5,262,810
Simon Property Group, Inc.	82,800	10,295,352
Ventas, Inc.#	81,200	4,284,112
Vornado Realty Trust	52,000	3,871,400
Weyerhaeuser Co.	151,900	2,550,401

		55,890,118

Real Estate Management/Services — 0.0%
CBRE Group, Inc.†	91,700	1,541,477

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	7,560	120,809

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A#	24,500	1,173,795
Gap, Inc.	97,800	1,827,882
Limited Brands, Inc.	69,800	2,954,634
Ross Stores, Inc.	32,600	2,904,334
Urban Outfitters, Inc.†#	31,300	844,474

		9,705,119

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	8,200	2,692,716
O’Reilly Automotive, Inc.†	36,100	2,788,364

		5,481,080

Retail - Automobile — 0.1%
AutoNation, Inc.†#	14,000	505,540
CarMax, Inc.†#	63,800	1,834,888

		2,340,428

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	69,000	4,175,190

Retail - Building Products — 0.8%
Home Depot, Inc.	441,100	17,299,942
Lowe’s Cos., Inc.	355,400	8,533,154

		25,833,096

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A†#	39,200	906,304

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.#	85,400	2,313,486

Retail - Discount — 1.6%
Big Lots, Inc.†	18,500	742,035
Costco Wholesale Corp.	123,400	10,526,020
Family Dollar Stores, Inc.	33,900	2,014,338
Target Corp.	190,400	10,034,080
Wal - Mart Stores, Inc.	495,600	29,190,840

		52,507,313

Retail - Drug Store — 0.7%
CVS Caremark Corp.	379,200	14,728,128

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store (continued)
Walgreen Co.	255,300	$8,608,716

		23,336,844

Retail - Jewelry — 0.1%
Tiffany & Co.	35,900	2,406,736

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.#	40,300	1,291,212
Nordstrom, Inc.	46,200	2,091,936
Sears Holdings Corp.†#	10,900	657,597
TJX Cos., Inc.	107,400	6,626,580

		10,667,325

Retail - Office Supplies — 0.1%
Staples, Inc.	200,000	2,882,000

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	79,300	4,266,340
Macy’s, Inc.	120,400	3,892,532

		8,158,872

Retail - Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	8,800	2,829,728
Darden Restaurants, Inc.#	37,900	1,808,209
McDonald’s Corp.	290,900	27,786,768
Starbucks Corp.	210,400	9,148,192
Yum! Brands, Inc.	130,900	7,335,636

		48,908,533

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	68,900	963,911

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	148,700	831,233
People’s United Financial, Inc.#	106,200	1,322,190

		2,153,423

Schools — 0.1%
Apollo Group, Inc., Class A†	32,800	1,590,144
DeVry, Inc.	17,400	600,474

		2,190,618

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	84,400	2,942,184
Linear Technology Corp.	64,300	1,969,509
QUALCOMM, Inc.	473,600	25,953,280

		30,864,973

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	371,500	4,004,770
KLA-Tencor Corp.#	47,100	2,171,310
Novellus Systems, Inc.†#	19,600	678,552
Teradyne, Inc.†#	52,500	706,650

		7,561,282

Steel - Producers — 0.2%
AK Steel Holding Corp.#	31,100	263,106
Nucor Corp.#	89,200	3,517,156
United States Steel Corp.#	40,600	1,108,380

		4,888,642

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	30,000	1,506,600

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.	443,000	5,878,610
JDS Uniphase Corp.†	64,300	706,014

		6,584,624

Security Description	Shares	Value (Note 2)

Telecommunication Equipment — 0.2%
Harris Corp.#	33,900	$1,206,840
Juniper Networks, Inc.†	150,300	3,413,313
Tellabs, Inc.	102,900	408,513

		5,028,666

Telephone - Integrated — 2.7%
AT&T, Inc.	1,670,900	48,422,682
CenturyLink, Inc.	173,800	6,520,976
Frontier Communications Corp.#	280,600	1,605,032
Verizon Communications, Inc.	798,100	30,112,313
Windstream Corp.#	162,700	1,913,352

		88,574,355

Television — 0.2%
CBS Corp., Class B	188,900	4,918,956

Tobacco — 1.9%
Altria Group, Inc.	584,000	16,754,960
Lorillard, Inc.	39,000	4,353,180
Philip Morris International, Inc.	495,300	37,761,672
Reynolds American, Inc.#	95,300	3,989,258

		62,859,070

Tools - Hand Held — 0.1%
Snap-on, Inc.	16,400	841,320
Stanley Black & Decker, Inc.	47,500	3,107,925

		3,949,245

Toys — 0.1%
Hasbro, Inc.	34,100	1,221,121
Mattel, Inc.#	96,700	2,785,927

		4,007,048

Transport - Rail — 0.9%
CSX Corp.	308,800	6,704,048
Norfolk Southern Corp.	98,100	7,410,474
Union Pacific Corp.	137,600	14,229,216

		28,343,738

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.#	46,500	3,185,715
Expeditors International of Washington, Inc.	59,800	2,601,898
FedEx Corp.	89,400	7,427,352
Ryder System, Inc.	14,400	752,832
United Parcel Service, Inc., Class B	276,500	19,838,875

		33,806,672

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	57,500	4,333,200

Web Portals/ISP — 1.5%
Google, Inc., Class A†	71,000	42,556,690
Yahoo!, Inc.†	356,000	5,592,760

		48,149,450

Wireless Equipment — 0.4%
American Tower Corp., Class A	111,600	6,584,400
Motorola Mobility Holdings, Inc.†	73,800	2,878,200
Motorola Solutions, Inc.	80,700	3,766,269

		13,228,869

Total Long-Term Investment Securities
(cost $2,624,635,800)		3,203,837,025

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 6.3%
Collective Investment Pool — 6.2%
Navigator Securities Lending Prime Portfolio(1)(2)	199,593,663	$199,593,663

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.00% due 12/15/11(3)	$3,200,000	3,200,000

Total Short-Term Investment Securities
(cost $202,793,663)		202,793,663

REPURCHASE AGREEMENT — 0.7%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $21,948,000)	21,948,000	21,948,000

TOTAL INVESTMENTS
(cost $2,849,377,463)(5)	106.0%	3,428,578,688
Liabilities in excess of other assets	(6.0)	(192,787,064)

NET ASSETS	100.0%	$3,235,791,624

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned (see Note 2).
(2)	At November 30, 2011, the Fund had loaned securities with a total value of $226,035,324. This was secured by collateral of $199,593,663, which was received in cash and subsequently invested in short-term investments currently valued at $199,593,663 as reported in the portfolio of investments. The remaining collateral of $23,274,533 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	5.20%	07/15/14
Federal Home Loan Mtg. Corp.	0.29% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.00%	08/15/37 to 08/25/41
United States Treasury Notes/Bonds	0.75% to 4.63%	04/30/12 to 08/15/40

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Security represents an investment in an affiliated company (see Note 3).

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of November 30, 2011	Unrealized Appreciation (Depreciation)
509	Long	S&P 500 E-Mini Index	December 2011	$30,476,476	$31,710,700	$1,234,224

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical — Drugs	$185,345,938	$—	$—	$185,345,938
Oil Companies — Integrated	213,129,945	—	—	213,129,945
Other Industries*	2,805,361,142	—	—	2,805,361,142
Short-Term Investment Securities:
Collective Investment Pool	—	199,593,663	—	199,593,663
U.S. Government Treasuries	—	3,200,000	—	3,200,000
Repurchase Agreement	—	21,948,000	—	21,948,000
Other Financial Instruments:†
Open Futures Contracts — Appreciation	1,234,224	—	—	1,234,224

Total	$3,205,071,249	$224,741,663	$—	$3,429,812,912

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2011 (Unaudited)

Industry Allocation*

Oil Companies — Integrated	7.0%
Banks — Super Regional	6.7
Medical — Drugs	5.3
Diversified Manufacturing Operations	5.2
Diversified Banking Institutions	5.1
Oil Companies — Exploration & Production	4.8
Medical Products	3.8
Electric — Integrated	3.8
Electronic Components — Semiconductors	3.7
Telephone — Integrated	3.1
Investment Management/Advisor Services	2.5
Insurance — Multi-line	2.4
Chemicals — Diversified	2.2
Food — Misc.	2.1
Cable/Satellite TV	2.0
Semiconductor Components — Integrated Circuits	1.9
Retail — Building Products	1.8
Tools — Hand Held	1.8
Insurance Brokers	1.8
Networking Products	1.7
Electronic Security Devices	1.6
Agricultural Chemicals	1.6
Tobacco	1.6
Medical — HMO	1.5
Insurance — Property/Casualty	1.5
Steel — Producers	1.5
Applications Software	1.4
Retail — Drug Store	1.4
Retail — Regional Department Stores	1.3
Toys	1.2
Medical — Biomedical/Gene	1.1
Brewery	1.1
Beverages — Non-alcoholic	1.1
Oil — Field Services	1.1
Insurance — Life/Health	1.1
Medical — Generic Drugs	1.1
Aerospace/Defense	1.1
Auto — Heavy Duty Trucks	0.9
Insurance — Reinsurance	0.8
Retail — Major Department Stores	0.8
Computers	0.7
Non-Hazardous Waste Disposal	0.7
Medical — Hospitals	0.6
Containers — Metal/Glass	0.5
Oil & Gas Drilling	0.5
Television	0.5
Rubber — Tires	0.5
Agricultural Operations	0.5
Retail — Office Supplies	0.5
Time Deposits	0.4
Food — Wholesale/Distribution	0.4
Auto — Cars/Light Trucks	0.3

99.6%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.2%
Aerospace/Defense — 1.1%
Boeing Co.	17,847	$1,225,910

Agricultural Chemicals — 1.6%
CF Industries Holdings, Inc.	5,979	835,864
Mosaic Co.	19,254	1,015,841

		1,851,705

Agricultural Operations — 0.5%
Archer - Daniels - Midland Co.	19,870	598,484

Applications Software — 1.4%
Microsoft Corp.	64,004	1,637,222

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	15,924	339,022

Auto - Heavy Duty Trucks — 0.9%
PACCAR, Inc.	24,110	978,143

Banks - Super Regional — 6.7%
PNC Financial Services Group, Inc.	41,248	2,236,054
US Bancorp	70,463	1,826,401
Wells Fargo & Co.	138,881	3,591,463

		7,653,918

Beverages - Non-alcoholic — 1.1%
PepsiCo, Inc.	19,942	1,276,288

Brewery — 1.1%
Anheuser - Busch InBev NV ADR	21,320	1,279,200

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	100,049	2,268,111

Chemicals - Diversified — 2.2%
Dow Chemical Co.	48,743	1,350,669
E.I. du Pont de Nemours & Co.	24,532	1,170,667

		2,521,336

Computers — 0.7%
Hewlett - Packard Co.	29,764	831,904

Containers - Metal/Glass — 0.5%
Rexam PLC ADR	23,058	623,949

Diversified Banking Institutions — 5.1%
Bank of America Corp.	160,172	871,336
Credit Suisse Group AG ADR	28,779	696,739
Goldman Sachs Group, Inc.	14,717	1,410,772
JPMorgan Chase & Co.	93,697	2,901,796

		5,880,643

Diversified Manufacturing Operations — 5.2%
3M Co.	12,740	1,032,450
General Electric Co.	146,269	2,327,140
Illinois Tool Works, Inc.	27,637	1,255,825
Ingersoll - Rand PLC	41,724	1,381,899

		5,997,314

Electric - Integrated — 3.8%
Edison International	26,944	1,059,169
Entergy Corp.	16,175	1,138,073
NextEra Energy, Inc.	10,210	566,042
Northeast Utilities	32,184	1,113,888
PPL Corp.	14,850	445,797

		4,322,969

Electronic Components - Semiconductors — 3.7%
Intel Corp.	106,112	2,643,250
Xilinx, Inc.	50,781	1,661,046

		4,304,296

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 1.6%
Tyco International, Ltd.	39,450	$1,892,022

Food - Misc. — 2.1%
General Mills, Inc.	25,666	1,025,356
Kraft Foods, Inc., Class A	37,185	1,344,238

		2,369,594

Food - Wholesale/Distribution — 0.4%
Sysco Corp.	16,065	458,495

Insurance Brokers — 1.8%
Marsh & McLennan Cos., Inc.	68,955	2,081,751

Insurance - Life/Health — 1.1%
Principal Financial Group, Inc.	51,399	1,240,258

Insurance - Multi-line — 2.4%
ACE, Ltd.	39,594	2,752,971

Insurance - Property/Casualty — 1.5%
Chubb Corp.	24,918	1,680,470

Insurance - Reinsurance — 0.8%
Swiss Re AG†(1)	17,428	918,124

Investment Management/Advisor Services — 2.5%
Ameriprise Financial, Inc.	24,161	1,109,231
BlackRock, Inc.	9,998	1,720,056

		2,829,287

Medical Products — 3.8%
Baxter International, Inc.	20,590	1,063,679
Covidien PLC	30,462	1,387,544
Johnson & Johnson	19,843	1,284,239
Zimmer Holdings, Inc.†	13,203	667,412

		4,402,874

Medical - Biomedical/Gene — 1.1%
Amgen, Inc.	22,156	1,283,054

Medical - Drugs — 5.3%
Abbott Laboratories	20,300	1,107,365
Merck & Co., Inc.	52,318	1,870,369
Pfizer, Inc.	154,704	3,104,909

		6,082,643

Medical - Generic Drugs — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	31,227	1,236,901

Medical - HMO — 1.5%
UnitedHealth Group, Inc.	36,475	1,778,886

Medical - Hospitals — 0.6%
HCA Holdings, Inc.†	30,130	734,569

Networking Products — 1.7%
Cisco Systems, Inc.	103,409	1,927,544

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	29,110	799,070

Oil & Gas Drilling — 0.5%
Noble Corp.†	17,600	607,728

Oil Companies - Exploration & Production — 4.8%
Apache Corp.	11,183	1,112,038
EOG Resources, Inc.	7,980	827,845
Occidental Petroleum Corp.	27,700	2,739,530
Southwestern Energy Co.†	22,959	873,590

		5,553,003

Oil Companies - Integrated — 7.0%
Chevron Corp.	39,396	4,050,697

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2011 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Exxon Mobil Corp.	22,017	$1,771,047
Marathon Oil Corp.	32,647	912,810
Royal Dutch Shell PLC ADR	17,300	1,248,887

		7,983,441

Oil - Field Services — 1.1%
Baker Hughes, Inc.	23,290	1,271,867

Retail - Building Products — 1.8%
Home Depot, Inc.	38,104	1,494,439
Lowe’s Cos., Inc.	24,600	590,646

		2,085,085

Retail - Drug Store — 1.4%
CVS Caremark Corp.	41,974	1,630,270

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	19,935	902,657

Retail - Office Supplies — 0.5%
Staples, Inc.	40,189	579,124

Retail - Regional Department Stores — 1.3%
Kohl’s Corp.	27,323	1,469,977

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.†	43,250	605,068

Semiconductor Components - Integrated Circuits — 1.9%
Analog Devices, Inc.	33,139	1,155,226
Maxim Integrated Products, Inc.	37,883	971,699

		2,126,925

Steel - Producers — 1.5%
Nucor Corp.	15,040	593,027
Steel Dynamics, Inc.	82,121	1,082,355

		1,675,382

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 3.1%
AT&T, Inc.	122,718	$3,556,368

Television — 0.5%
CBS Corp., Class B	23,335	607,643

Tobacco — 1.6%
Philip Morris International, Inc.	23,382	1,782,644

Tools - Hand Held — 1.8%
Stanley Black & Decker, Inc.	31,858	2,084,469

Toys — 1.2%
Mattel, Inc.	47,924	1,380,690

Total Long-Term Investment Securities
(cost $118,699,987)		113,961,268

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01 % due 12/01/11 (cost $473,000)	$473,000	473,000

TOTAL INVESTMENTS
(cost $119,172,987)(2)	99.6%	114,434,268
Other assets less liabilities	0.4	430,009

NET ASSETS	100.0%	$114,864,277

†	Non-income producing security
(1)	Security was valued using fair value procedures at November 30, 2011. The aggregate value of these securities was $918,124 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2011 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Super Regional	$7,653,918	$—	$—	$7,653,918
Diversified Banking Institutions	5,880,643	—	—	5,880,643
Diversified Manufacturing Operations	5,997,314	—	—	5,997,314
Medical — Drugs	6,082,643	—	—	6,082,643
Oil Companies-Integrated	7,983,441	—	—	7,983,441
Other Industries*	79,445,185	918,124	—	80,363,309
Short-Term Investment Securities:
Time Deposits	—	473,000	—	473,000

Total	$113,043,144	$1,391,124	$—	$114,434,268

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2011 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES*
ASSETS:
Investment securities, at value (unaffiliated)*†	$135,497,521	$394,683,588	$26,027,044	$174,913,489	$231,255,217	$266,675,613	$277,035,427
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	1,755,000	–

Total Investments	135,497,521	394,683,588	26,027,044	174,913,489	231,255,217	268,430,613	277,035,427

Cash	26,254	35,720	427	2,093	–	1,135	808
Foreign cash*	–	–	–	–	–	–	242,048
Receivable for:
Fund shares sold	55,704	192,005	42,927	1,645	3,685	201,263	2,642,318
Dividends and interest	631,483	458,814	83,729	920,765	834,941	937,004	362,282
Investments sold	849,733	1,027,948	17,393	2,065,693	3,383,430	–	–
Securities lending income	–	10,279	–	1,226	11,335	–	2,557
Prepaid expenses and other assets	18,523	4,974	2,581	6,702	8,593	4,129	3,384
Due from investment adviser for expense reimbursements/fee waivers	–	5,065	8,317	–	25,537	28,913	–
Variation margin on futures contracts	165,302	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	137,244,520	396,418,393	26,182,418	177,911,613	235,522,738	269,603,057	280,288,824

LIABILITIES:
Payable for:
Fund shares reacquired	33,728	51,570	15,025	1,588,458	83,205	56,176	25,575
Investments purchased	1,454,830	2,631,875	–	10,664,058	3,581,444	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	308,061
Investment advisory and management fees	55,002	231,276	14,492	65,911	137,817	160,349	168,741
Administrative service fee	7,702	21,836	1,449	9,227	12,059	14,992	14,606
Transfer agent fees and expenses	92	141	97	92	138	–	73
Directors’ fees and expenses	2,822	3,919	1,473	2,125	7,162	3,550	2,821
Other accrued expenses	75,767	72,789	31,557	50,074	54,677	57,222	74,134
Collateral upon return of securities loaned	–	9,753,116	–	6,875,683	18,796,990	–	16,053,991
Due to custodian	–	–	–	–	34,134	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	1,629,943	12,766,522	64,093	19,255,628	22,707,626	292,289	16,648,002

NET ASSETS	$135,614,577	$383,651,871	$26,118,325	$158,655,985	$212,815,112	$269,310,768	$263,640,822

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$128,938	$359,512	$26,603	$159,670	$177,933	$298,465	$354,728
Additional paid-in capital	132,288,575	319,111,009	27,590,781	150,591,300	312,304,251	276,343,050	369,340,504
Accumulated undistributed net investment income (loss)	4,857,129	71,378	403,997	7,241,251	4,113,295	6,970,707	3,500,780
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(3,199,216)	(27,066,724)	(3,045,312)	(2,553,466)	(112,408,023)	(37,435,558)	(135,573,361)
Unrealized appreciation (depreciation) on investments	1,386,371	91,176,696	1,142,256	3,217,230	8,627,656	23,134,119	26,323,094
Unrealized appreciation (depreciation) on futures contracts and written options contracts	152,780	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	(15)	3,138
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(308,061)

NET ASSETS	$135,614,577	$383,651,871	$26,118,325	$158,655,985	$212,815,112	$269,310,768	$263,640,822

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	12,893,835	35,951,156	2,660,311	15,967,011	17,793,299	29,846,506	35,472,836
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.52	$10.67	$9.82	$9.94	$11.96	$9.02	$7.43

* Cost
Investment securities (unaffiliated)	$134,111,150	$303,506,892	$24,884,788	$171,696,259	$222,627,561	$243,541,494	$250,712,333

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–	$240,705

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$19,489,571	$–	$7,367,380	$20,937,662	$–	$16,136,354

*	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2011 (Unaudited) — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$895,630,990	$265,001,254	$268,440,285	$489,759,980	$120,140,882	$761,758,740	$81,147,737
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	10,446,000	–	3,051,000

Total Investments	895,630,990	265,001,254	268,440,285	489,759,980	130,586,882	761,758,740	84,198,737

Cash	299	690	777	1,567	1,025	618	630
Foreign cash*	940,055	145,446	143,937	461,865	–	46,752	–
Receivable for:
Fund shares sold	277,615	195,556	42,787	7,903	48,329	20,835	16,376
Dividends and interest	2,427,024	440,688	785,128	3,506,248	697,016	1,562,837	201,011
Investments sold	7,530,546	820,344	–	–	–	2,161,060	1,245,274
Securities lending income	71,208	–	1,884	9,972	90	16,376	881
Prepaid expenses and other assets	7,587	2,523	13,176	4,694	64,658	10,358	4,580
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	27,109	8,948
Variation margin on futures contracts	–	–	247,500	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	1,656,356	–	–	–

TOTAL ASSETS	906,885,324	266,606,501	269,675,474	495,408,585	131,398,000	765,604,685	85,676,437

LIABILITIES:
Payable for:
Fund shares reacquired	108,751	39,183	15,886	830,768	96,216	296,446	13,965
Investments purchased	3,428,406	821,106	–	266	3,377,768	2,079,779	1,767,378
Accrued foreign tax on capital gains	–	–	–	29,328	–	–	–
Investment advisory and management fees	469,150	160,876	105,126	190,233	51,657	412,136	47,794
Administrative service fee	48,713	15,066	14,718	26,633	7,232	40,490	4,461
Transfer agent fees and expenses	155	150	149	96	159	116	118
Directors’ fees and expenses	8,997	1,874	6,305	4,695	2,542	11,104	2,357
Other accrued expenses	250,299	92,134	92,872	143,014	39,709	135,194	42,633
Collateral upon return of securities loaned	36,360,133	–	8,335,371	24,171,041	1,254,750	49,053,185	4,741,397
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	3,694,852	–	–	–

TOTAL LIABILITIES	40,674,604	1,130,389	8,570,427	29,090,926	4,830,033	52,028,450	6,620,103

NET ASSETS	$866,210,720	$265,476,112	$261,105,047	$466,317,659	$126,567,967	$713,576,235	$79,056,334

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,041,680	$347,142	$186,616	$421,474	$112,222	$646,702	$68,404
Additional paid-in capital	1,037,101,560	243,342,575	421,128,578	466,128,095	115,128,654	763,339,727	106,955,559
Accumulated undistributed net investment income (loss)	34,156,854	1,280,450	7,290,348	29,457,138	4,203,361	7,720,400	1,060,414
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(100,328,161)	25,384,466	(159,408,447)	(16,644,233)	2,051,001	(125,615,103)	(31,792,591)
Unrealized appreciation (depreciation) on investments	(105,737,366)	(4,877,425)	(8,530,708)	(10,864,396)	5,072,729	67,487,019	2,764,548
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	444,700	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(23,847)	(1,096)	(6,040)	(2,151,091)	–	(2,510)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(29,328)	–	–	–

NET ASSETS	$866,210,720	$265,476,112	$261,105,047	$466,317,659	$126,567,967	$713,576,235	$79,056,334

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	104,168,013	34,714,215	18,661,621	42,147,372	11,222,216	64,670,183	6,840,415
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.32	$7.65	$13.99	$11.06	$11.28	$11.03	$11.56

* Cost
Investment securities (unaffiliated)	$1,001,368,356	$269,878,679	$276,970,993	$500,624,376	$115,068,153	$694,271,721	$78,383,189

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$943,293	$146,286	$144,104	$458,535	$–	$49,440	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$36,164,678	$–	$8,999,250	$24,174,230	$1,206,350	$53,923,023	$4,955,354

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2011 (Unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND*	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$214,837,061	$371,516,406	$960,789,857	$205,851,982	$545,917,040	$131,846,705	$355,438,110
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	289,000	–	–	2,186,000	5,727,000

Total Investments	214,837,061	371,516,406	961,078,857	205,851,982	545,917,040	134,032,705	361,165,110

Cash	–	31,167	58,161	266,454	2,115	582	845
Foreign cash*	376,497	159	1,169,520	1,358,162	183,024	–	–
Receivable for:
Fund shares sold	225,021	695,242	10,732	117,762	2,150,649	486,146	6,099
Dividends and interest	108,894	1,693,723	3,401,476	2,275,351	1,597,289	292,190	349,920
Investments sold	298,695	841,764	2,536,947	3,981,661	2,795,613	325,167	8,168,033
Securities lending income	–	–	51,880	–	21,050	819	3,989
Prepaid expenses and other assets	3,797	2,542	24,344	4,873	8,989	2,015	14,257
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	58,712	–	–
Variation margin on futures contracts	–	–	2,672,685	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	25,135	–	–	–

TOTAL ASSETS	215,849,965	374,781,003	971,004,602	213,881,380	552,734,481	135,139,624	369,708,253

LIABILITIES:
Payable for:
Fund shares reacquired	50,912	64,606	1,413,840	45,041	47,330	28,340	368,762
Investments purchased	46,234	4,823,956	3,143,798	9,258,755	3,491,336	1,234,126	6,467,887
Accrued foreign tax on capital gains	95,764	–	16,175	–	4,911	–	–
Investment advisory and management fees	164,803	144,225	219,790	83,802	367,021	69,764	180,623
Administrative service fee	11,536	20,841	50,066	11,732	27,754	6,977	19,756
Transfer agent fees and expenses	162	86	708	136	159	96	117
Directors’ fees and expenses	2,916	2,355	11,339	2,838	8,582	1,189	4,143
Other accrued expenses	58,258	67,002	271,824	68,012	193,906	37,484	70,689
Collateral upon return of securities loaned	–	–	78,877,144	–	54,834,050	9,654,776	16,511,690
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	5,077,639	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	63,541	–	–	–

TOTAL LIABILITIES	5,508,224	5,123,071	84,004,684	9,533,857	58,975,049	11,032,752	23,623,667

NET ASSETS	$210,341,741	$369,657,932	$886,999,918	$204,347,523	$493,759,432	$124,106,872	$346,084,586

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$181,969	$323,280	$1,548,559	$158,813	$481,238	$112,556	$313,690
Additional paid-in capital	160,871,336	330,098,371	1,142,577,414	190,049,148	549,374,939	100,294,851	320,196,357
Accumulated undistributed net investment income (loss)	(684,253)	10,938,685	33,377,415	6,468,903	10,927,834	1,909,515	1,235,593
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	17,653,935	(2,112,584)	(232,149,447)	4,855,482	(81,708,848)	16,640,642	(3,083,560)
Unrealized appreciation (depreciation) on investments	32,507,972	30,413,254	(61,117,442)	2,907,778	14,621,246	5,149,308	27,420,013
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(82,692)	–	2,802,290	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10,762)	(3,074)	(22,696)	(92,601)	67,934	–	2,493
Accrued capital gains tax on unrealized appreciation (depreciation)	(95,764)	–	(16,175)	–	(4,911)	–	–

NET ASSETS	$210,341,741	$369,657,932	$886,999,918	$204,347,523	$493,759,432	$124,106,872	$346,084,586

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	18,196,911	32,327,952	154,855,913	15,881,263	48,123,772	11,255,627	31,368,973
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.56	$11.43	$5.73	$12.87	$10.26	$11.03	$11.03

* Cost
Investment securities (unaffiliated)	$182,329,089	$341,103,152	$1,021,907,299	$202,944,204	$531,295,794	$126,697,397	$328,018,097

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$386,926	$151	$1,167,781	$1,384,538	$181,079	$–	$–

@ Premiums received on options written	$4,994,947	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$–	$77,077,864	$–	$53,289,800	$13,149,121	$17,097,494

*	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2011 (Unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,615,521,940	$304,487,787	$356,715,693	$143,328,862	$802,570,879	$79,187,036	$356,383,970
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	24,833,000	–	74,104,000	3,703,000	–	2,125,000	–

Total Investments	2,640,354,940	304,487,787	430,819,693	147,031,862	802,570,879	81,312,036	356,383,970

Cash	802	425	415	66	759	3,513	810
Foreign cash*	–	–	–	–	119,430	–	–
Receivable for:
Fund shares sold	79,329	34,391	234,716	135,735	4,539	46,930	27,170
Dividends and interest	2,993,526	214,206	100,859	313,629	657,692	6,724	217,044
Investments sold	1,398,381	1,005,838	–	–	3,697,543	1,794,172	2,341,902
Securities lending income	79,143	42,253	–	8,730	47,541	2,685	23,750
Prepaid expenses and other assets	42,803	5,906	13,913	2,520	247,245	1,679	17,958
Due from investment adviser for expense reimbursements/fee waivers	–	29,409	129,961	29,802	–	22,200	34,786
Variation margin on futures contracts	1,389,500	–	–	156,750	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,646,338,424	305,820,215	431,299,557	147,679,094	807,345,628	83,189,939	359,047,390

LIABILITIES:
Payable for:
Fund shares reacquired	2,652,332	39,530	188,204	29,861	318,984	53,200	59,157
Investments purchased	–	745,843	–	–	2,995,009	1,566,834	138,588
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	511,364	150,388	141,376	45,258	538,640	50,076	217,985
Administrative service fee	131,707	15,095	24,741	7,920	42,671	4,124	17,108
Transfer agent fees and expenses	843	172	895	470	661	96	79
Directors’ fees and expenses	35,411	2,930	9,029	1,688	18,025	704	8,068
Other accrued expenses	304,841	68,404	114,265	55,173	151,549	31,103	100,938
Collateral upon return of securities loaned	308,900,225	40,498,065	–	8,076,122	64,291,027	7,708,663	53,494,230
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	312,536,723	41,520,427	478,510	8,216,492	68,356,566	9,414,800	54,036,153

NET ASSETS	$2,333,801,701	$264,299,788	$430,821,047	$139,462,602	$738,989,062	$73,775,139	$305,011,237

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,156,078	$223,273	$4,314,880	$223,019	$473,926	$67,925	$306,193
Additional paid-in capital	2,046,178,345	255,463,761	427,171,937	95,384,059	982,807,959	63,850,438	295,688,716
Accumulated undistributed net investment income (loss)	36,048,439	268,274	1,134	977,588	228,535	(182,912)	137,241
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	138,195,985	(1,238,855)	(666,904)	17,990,619	(273,166,582)	2,467,142	(30,563,925)
Unrealized appreciation (depreciation) on investments	112,040,711	9,583,576	–	24,909,485	28,638,517	7,572,546	39,443,020
Unrealized appreciation (depreciation) on futures contracts and written options contracts	182,143	–	–	(22,168)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(241)	–	–	6,707	–	(8)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$2,333,801,701	$264,299,788	$430,821,047	$139,462,602	$738,989,062	$73,775,139	$305,011,237

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	115,607,831	22,327,268	431,487,957	22,301,878	47,392,554	6,792,455	30,619,291
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.19	$11.84	$1.00	$6.25	$15.59	$10.86	$9.96

* Cost
Investment securities (unaffiliated)	$2,503,481,229	$294,904,211	$356,715,693	$118,419,377	$773,932,362	$71,614,490	$316,940,950

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$115,340	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$320,249,273	$42,312,424	$–	$8,716,826	$66,759,642	$7,922,369	$55,253,066

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2011 (Unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$933,884,947	$221,601,079	$117,181,998	$3,403,758,896	$114,434,268
Investment securities, at value (affiliated)*†	–	–	–	2,871,792	–
Repurchase agreements (cost approximates value)	13,049,000	–	–	21,948,000	–

Total Investments	946,933,947	221,601,079	117,181,998	3,428,578,688	114,434,268

Cash	4,430	5,425	785	693	818
Foreign cash*	–	–	–	–	–
Receivable for:
Fund shares sold	16,052	8,196	143	646,780	13,816
Dividends and interest	773,178	275,705	15,611	8,833,562	431,776
Investments sold	13,318	1,427,568	663,680	56,636	198,854
Securities lending income	184,602	7,305	7,848	51,393	–
Prepaid expenses and other assets	13,025	3,054	4,085	137,333	101,039
Due from investment adviser for expense reimbursements/fee waivers	–	11,765	7,051	–	24,278
Variation margin on futures contracts	902,720	–	–	1,259,775	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	948,841,272	223,340,097	117,881,201	3,439,564,860	115,204,849

LIABILITIES:
Payable for:
Fund shares reacquired	166,871	136,617	51,235	1,203,882	11,008
Investments purchased	3,967	430,599	1,329,985	1,628,772	215,062
Accrued foreign tax on capital gains	–	–	–	–	–
Investment advisory and management fees	205,717	114,181	69,268	684,781	72,191
Administrative service fee	46,126	10,657	5,704	182,296	6,479
Transfer agent fees and expenses	705	155	96	928	158
Directors’ fees and expenses	12,681	2,274	1,110	67,989	1,745
Other accrued expenses	176,612	69,071	47,202	410,925	33,929
Collateral upon return of securities loaned	126,186,068	33,314,966	14,695,165	199,593,663	–
Due to custodian	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	126,798,747	34,078,520	16,199,765	203,773,236	340,572

NET ASSETS	$822,042,525	$189,261,577	$101,681,436	$3,235,791,624	$114,864,277

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$602,217	$217,561	$98,792	$1,294,390	$124,075
Additional paid-in capital	844,807,907	234,767,580	102,377,482	2,442,225,874	174,168,167
Accumulated undistributed net investment income (loss)	14,302,426	2,329,769	(254,018)	85,742,287	2,667,180
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(19,958,771)	(41,270,040)	(8,571,231)	126,093,624	(57,356,426)
Unrealized appreciation (depreciation) on investments	(19,058,150)	(6,783,293)	8,030,411	579,201,225	(4,738,719)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	1,346,838	–	–	1,234,224	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	58	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$822,042,525	$189,261,577	$101,681,436	$3,235,791,624	$114,864,277

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	60,221,728	21,756,088	9,879,219	129,439,001	12,407,501
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.65	$8.70	$10.29	$25.00	$9.26

* Cost
Investment securities (unaffiliated)	$952,943,097	$228,384,372	$109,151,587	$2,823,891,364	$119,172,987

Investment securities (affiliated)	$–	$–	$–	$3,538,099	$–

Foreign cash	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–

† Including securities on loan	$129,849,788	$34,439,572	$15,149,967	$226,035,324	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2011 (Unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES FUND†
INVESTMENT INCOME:
Dividends (unaffiliated)	$761,365	$1,664,282	$374,424	$7,775	$2,459,731	$3,975,910	$1,936,762
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	41,021	–	8,512	42,368	–	49,491
Interest (unaffiliated)	1,215,377	1,703	44	2,828,216	80	761	–

Total investment income*	1,976,742	1,707,006	374,468	2,844,503	2,502,179	3,976,671	1,986,253

EXPENSES:
Investment advisory and management fees	340,076	1,465,422	90,785	389,654	878,855	848,351	962,371
Administrative service fee	47,611	138,472	9,078	54,552	76,900	79,209	83,222
Transfer agent fees and expenses	642	730	485	659	583	570	543
Custodian fees	92,032	32,907	12,372	32,710	31,164	39,889	72,812
Reports to shareholders	9,878	24,355	2,453	11,975	15,017	20,856	28,856
Audit and tax fees	14,869	15,326	18,027	16,563	15,125	15,333	21,116
Legal fees	7,179	10,301	1,745	6,412	8,345	1,933	26,768
Directors’ fees and expenses	3,680	10,963	16	4,286	1,224	5,559	6,200
Interest expense	–	–	75	–	66	–	703
Other expenses	18,082	12,715	5,885	4,942	8,966	7,864	10,073

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	534,049	1,711,191	140,921	521,753	1,036,245	1,019,564	1,212,664

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(29,748)	(30,683)	–	(157,386)	(91,685)	–
Fees paid indirectly (Note 7)	(569)	(3,263)	(2,577)	–	(5,472)	–	–

Net expenses	533,480	1,678,180	107,661	521,753	873,387	927,879	1,212,664

Net investment income (loss)	1,443,262	28,826	266,807	2,322,750	1,628,792	3,048,792	773,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,658,421	9,706,709	(133,012)	1,107,898	(2,623,925)	1,530,727	(35,349,111)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(168,617)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	3,899	–	–	–	(14,122)	(1,234,642)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	1,489,804	9,710,608	(133,012)	1,107,898	(2,623,925)	1,516,605	(36,583,753)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(9,911,797)	(29,741,731)	(2,681,212)	(818,540)	(26,861,764)	(7,442,881)	2,041,658
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	46,620	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(2,146)	–	–	–	75	94,674
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(257,865)

Net unrealized gain (loss) on investments and foreign currencies	(9,865,177)	(29,743,877)	(2,681,212)	(818,540)	(26,861,764)	(7,442,806)	1,878,467

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,375,373)	(20,033,269)	(2,814,224)	289,358	(29,485,689)	(5,926,201)	(34,705,286)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,932,111)	$(20,004,443)	$(2,547,417)	$2,612,108	$(27,856,897)	$(2,877,409)	$(33,931,697)

* Net of foreign withholding taxes on interest and dividends of	$(8)	$1,733	$–	$188	$37,461	$28,665	$99,683

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

†	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2011 (Unaudited) — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,633,322	$4,680,613	$2,951,813	$3,869,948	$–	$5,707,995	$744,726
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	478,298	–	16,791	112,161	15,474	107,664	9,890
Interest (unaffiliated)	10,320	37,541	318	4,817,238	1,962,899	274	134

Total investment income*	13,121,940	4,718,154	2,968,922	8,799,347	1,978,373	5,815,933	754,750

EXPENSES:
Investment advisory and management fees	3,062,431	1,015,262	670,528	1,221,203	321,396	2,574,801	303,065
Administrative service fee	319,635	95,305	93,874	171,238	44,995	253,338	28,286
Transfer agent fees and expenses	775	956	899	528	885	582	550
Custodian fees	275,018	79,911	67,372	145,136	15,868	96,508	20,139
Reports to shareholders	71,077	17,803	18,026	43,623	6,909	57,965	5,496
Audit and tax fees	20,904	21,937	23,668	20,558	16,834	16,483	15,126
Legal fees	17,552	14,760	6,877	20,033	7,098	16,086	6,805
Directors’ fees and expenses	25,182	7,488	7,267	13,523	3,381	20,050	2,187
Interest expense	2,437	–	–	2,177	3,238	103	–
Other expenses	16,919	12,272	17,405	15,282	4,689	25,099	8,330

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,811,930	1,265,694	905,916	1,653,301	425,293	3,061,015	389,984

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	–	(129,540)	(46,510)
Fees paid indirectly (Note 7)	(8,587)	(435)	(17,351)	(682)	–	–	(5,105)

Net expenses	3,803,343	1,265,259	888,565	1,652,619	425,293	2,931,475	338,369

Net investment income (loss)	9,318,597	3,452,895	2,080,357	7,146,728	1,553,080	2,884,458	416,381

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,414,395	10,279,875	(6,668,904)	8,276,339	4,140,215	15,542,567	(3,896,605)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	(685,730)	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(17,984)	(75,879)	(88,091)	1,143,908	–	(11,786)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	(59,141)	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	59,141	–	–

Net realized gain (loss) on investments and foreign currencies	2,396,411	10,203,996	(7,442,725)	9,420,247	4,140,215	15,530,781	(3,896,605)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(204,967,887)	(59,112,818)	(28,337,823)	(62,586,691)	1,204,045	(73,979,895)	(5,319,596)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	(63,269)	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(186,744)	(7,529)	(49,563)	(3,289,800)	–	3,019	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(29,328)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(205,154,631)	(59,120,347)	(28,450,655)	(65,905,819)	1,204,045	(73,976,876)	(5,319,596)

Net realized and unrealized gain (loss) on investments and foreign currencies	(202,758,220)	(48,916,351)	(35,893,380)	(56,485,572)	5,344,260	(58,446,095)	(9,216,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(193,439,623)	$(45,463,456)	$(33,813,023)	$(49,338,844)	$6,897,340	$(55,561,637)	$(8,799,820)

* Net of foreign withholding taxes on interest and dividends of	$1,118,687	$192,526	$114,514	$325,684	$–	$43,615	$742

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2011 (Unaudited) — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND†	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$452,129	$191,097	$11,489,372	$–	$4,991,452	$1,217,948	$1,548,150
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	–	–	474,822	–	165,022	31,470	28,769
Interest (unaffiliated)	3,954	6,304,885	6,939	3,738,292	–	324	610

Total investment income*	456,083	6,495,982	11,971,133	3,738,292	5,156,474	1,249,742	1,577,529

EXPENSES:
Investment advisory and management fees	1,034,377	850,801	1,409,356	487,377	2,422,073	439,084	1,154,045
Administrative service fee	72,406	122,625	324,671	68,233	184,205	43,908	126,224
Transfer agent fees and expenses	1,035	882	4,724	678	681	528	560
Custodian fees	48,785	31,597	332,714	41,179	240,778	9,634	30,295
Reports to shareholders	17,495	34,652	66,337	15,545	38,849	10,174	25,422
Audit and tax fees	15,442	20,145	34,775	23,596	23,709	15,005	15,393
Legal fees	7,039	10,701	49,000	8,474	13,603	7,621	9,913
Directors’ fees and expenses	5,870	10,697	25,418	5,494	14,486	3,557	9,754
Interest expense	–	254	–	–	1,721	–	–
Other expenses	10,049	4,203	35,215	3,230	23,635	7,278	10,689

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,212,498	1,086,557	2,282,210	653,806	2,963,740	536,789	1,382,295

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(305,924)	(3,617)	–
Fees paid indirectly (Note 7)	(1,028)	–	–	–	(1,193)	–	(21,493)

Net expenses	1,211,470	1,086,557	2,282,210	653,806	2,656,623	533,172	1,360,802

Net investment income (loss)	(755,387)	5,409,425	9,688,923	3,084,486	2,499,851	716,570	216,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,014,979	1,495,529	(36,706,897)	3,147,959	160,437	13,387,402	653,787
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	367,460	–	(4,056,207)	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(16,672)	(27,756)	(197,973)	(122,862)	(65,152)	18,223	106
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–		–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,365,767	1,467,773	(40,961,077)	3,025,097	95,285	13,405,625	653,893

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(26,564,620)	10,596,244	(139,414,293)	(6,107,358)	(91,165,490)	(29,088,064)	(42,452,692)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(1,295,496)	–	2,270,189	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(19,408)	(5,220)	(216,410)	(111,194)	(53,755)	(431)	(1,103)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(43,047)	–	(16,175)	–	(4,911)	–	–

Net unrealized gain (loss) on investments and foreign currencies	(27,922,571)	10,591,024	(137,376,689)	(6,218,552)	(91,224,156)	(29,088,495)	(42,453,795)

Net realized and unrealized gain (loss) on investments and foreign currencies	(21,556,804)	12,058,797	(178,337,766)	(3,193,455)	(91,128,871)	(15,682,870)	(41,799,902)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,312,191)	$17,468,222	$(168,648,843)	$(108,969)	$(88,629,020)	$(14,966,300)	$(41,583,175)

* Net of foreign withholding taxes on interest and dividends of	$5,216	$3,519	662,240	$804	$320,849	$–	$2,550

** Net of foreign withholding taxes on capital gains of	$12,726	$–	–	$–	$–	$–	$–

†	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2011 (Unaudited) — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$17,608,307	$803,559	$–	$745,711	$3,498,054	$148,859	$1,405,796
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	645,251	350,503	–	62,166	401,018	46,479	155,059
Interest (unaffiliated)	1,442	270	378,318	270	3,485	110	1,806

Total investment income*	18,255,000	1,154,332	378,318	808,147	3,902,557	195,448	1,562,661

EXPENSES:
Investment advisory and management fees	3,221,954	1,013,111	931,229	256,352	3,415,606	322,244	1,378,047
Administrative service fee	832,147	102,377	162,965	44,862	270,991	26,538	108,339
Transfer agent fees and expenses	5,792	760	6,017	4,286	4,484	528	570
Custodian fees	124,110	59,734	27,987	19,870	94,341	11,681	72,644
Reports to shareholders	225,129	50,873	28,508	12,217	62,558	22,001	25,957
Audit and tax fees	14,886	15,123	17,072	15,404	17,873	14,994	15,206
Legal fees	34,808	14,766	11,643	5,046	13,853	20,321	9,609
Directors’ fees and expenses	66,462	8,129	12,532	3,459	21,098	2,023	6,065
Interest expense	–	–	–	–	206	–	21
Other expenses	42,446	9,936	7,055	18,376	51,659	7,451	32,991

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	4,567,734	1,274,809	1,205,008	379,872	3,952,669	427,781	1,649,449

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(31,658)	(850,064)	(40,210)	–	(52,460)	(210,086)
Fees paid indirectly (Note 7)	–	(15,657)	–	–	(46,005)	–	(20,279)

Net expenses	4,567,734	1,227,494	354,944	339,662	3,906,664	375,321	1,419,084

Net investment income (loss)	13,687,266	(73,162)	23,374	468,485	(4,107)	(179,873)	143,577

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	42,791,900	9,318,229	1,872	2,386,503	32,764,300	(1,996,477)	11,195,836
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(4,857,946)	–	–	(84,210)	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(77,197)	–	–	145,555	–	(85)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	173,000	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	37,933,954	9,241,032	174,872	2,302,293	32,909,855	(1,996,477)	11,195,751

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(352,584,161)	(53,215,236)	–	(5,854,091)	(131,987,417)	(10,395,337)	(52,209,018)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	359,539	–	–	(48,284)	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(2,742)	–	–	(127,884)	–	(8)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(352,224,622)	(53,217,978)	–	(5,902,375)	(132,115,301)	(10,395,337)	(52,209,026)

Net realized and unrealized gain (loss) on investments and foreign currencies	(314,290,668)	(43,976,946)	174,872	(3,600,082)	(99,205,446)	(12,391,814)	(41,013,275)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(300,603,402)	$(44,050,108)	$198,246	$(3,131,597)	$(99,209,553)	$(12,571,687)	$(40,869,698)

* Net of foreign withholding taxes on interest and dividends of	$–	$9,188	$–	$3,531	$104,695	$1,342	$343

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Period Ended November 30, 2011 (Unaudited) — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,199,557	$1,561,791	$166,032	$35,875,318	$1,594,981
Dividends (affiliated)	–	–	–	–	–
Securities lending income	1,093,243	72,278	54,353	491,803	–
Interest (unaffiliated)	1,248	868	86	1,791	495

Total investment income*	7,294,048	1,634,937	220,471	36,368,912	1,595,476

EXPENSES:
Investment advisory and management fees	1,296,241	734,563	444,867	4,232,802	483,304
Administrative service fee	292,948	68,559	36,636	1,131,815	43,374
Transfer agent fees and expenses	4,780	775	528	6,206	697
Custodian fees	129,030	56,089	37,471	157,009	14,649
Reports to shareholders	68,886	14,575	7,811	302,100	28,785
Audit and tax fees	16,363	15,248	15,131	15,023	14,951
Legal fees	15,902	8,165	7,167	43,652	10,628
Directors’ fees and expenses	22,905	5,136	2,862	87,546	3,327
Interest expense	–	364	1,716	–	–
Other expenses	6,115	10,830	9,606	58,442	3,858

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,853,170	914,304	563,795	6,034,595	603,573

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(32,825)	(40,422)	–	(76,893)
Fees paid indirectly (Note 7)	–	(2,419)	(14,928)	–	(967)

Net expenses	1,853,170	879,060	508,445	6,034,595	525,713

Net investment income (loss)	5,440,878	755,877	(287,974)	30,334,317	1,069,763

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	34,438,392	3,344,682	2,219,022	38,773,807	(2,794,876)
Net realized gain (loss) on investments (affiliated)	–	–	–	(1,221,105)	–
Net realized gain (loss) on futures contracts and written options contracts	(4,001,072)	–	–	(1,177,797)	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(303)	–	–	–	(632)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	(334,751)	–	–
Net increase from payment by affiliates (Note 3)	–	–	334,751	–	–

Net realized gain (loss) on investments and foreign currencies	30,437,017	3,344,682	2,219,022	36,374,905	(2,795,508)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(157,946,586)	(27,296,866)	(16,786,699)	(296,574,033)	(14,599,933)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	573,812	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,047,683	–	–	943,058	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	58	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(156,898,845)	(27,296,866)	(16,786,699)	(295,057,163)	(14,599,933)

Net realized and unrealized gain (loss) on investments and foreign currencies	(126,461,828)	(23,952,184)	(14,567,677)	(258,682,258)	(17,395,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(121,020,950)	$(23,196,307)	$(14,855,651)	$(228,347,941)	$(16,325,678)

* Net of foreign withholding taxes on interest and dividends of	$5,205	$–	$–	$3,299	$2,935

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,443,262	$3,299,894	$28,826	$55,144	$266,807	$380,012	$2,322,750	$4,770,112
Net realized gain (loss) on investments and foreign currencies	1,489,804	12,924,705	9,710,608	42,599,563	(133,012)	360,444	1,107,898	3,880,394
Net unrealized gain (loss) on investments and foreign currencies	(9,865,177)	8,466,256	(29,743,877)	56,775,870	(2,681,212)	4,674,970	(818,540)	1,502,778

Net increase (decrease) in net assets resulting from operations	(6,932,111)	24,690,855	(20,004,443)	99,430,577	(2,547,417)	5,415,426	2,612,108	10,153,284

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,715,898)	–	(164,917)	–	(389,897)	–	(4,468,964)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(2,715,898)	–	(164,917)	–	(389,897)	–	(4,468,964)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,502,289)	(4,055,265)	(40,435,676)	(80,139,859)	(357,299)	3,695,938	13,391,645	6,810,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,434,400)	17,919,692	(60,440,119)	19,125,801	(2,904,716)	8,721,467	16,003,753	12,495,211
NET ASSETS:
Beginning of period	145,048,977	127,129,285	444,091,990	424,966,189	29,023,041	20,301,574	142,652,232	130,157,021

End of period†	$135,614,577	$145,048,977	$383,651,871	$444,091,990	$26,118,325	$29,023,041	$158,655,985	$142,652,232

† Includes accumulated undistributed net investment income (loss)	$4,857,129	$3,413,867	$71,378	$42,552	$403,997	$137,190	$7,241,251	$4,918,501

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		EMERGING ECONOMIES FUND*		FOREIGN VALUE FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,628,792	$2,483,519	$3,048,792	$3,888,479	$773,589	$2,661,452	$9,318,597	$24,935,819
Net realized gain (loss) on investments and foreign currencies	(2,623,925)	23,492,484	1,516,605	(1,543,795)	(36,583,753)	18,664,996	2,396,411	35,953,964
Net unrealized gain (loss) on investments and foreign currencies	(26,861,764)	28,303,895	(7,442,806)	33,290,350	1,878,467	34,550,976	(205,154,631)	212,427,984

Net increase (decrease) in net assets resulting from operations	(27,856,897)	54,279,898	(2,877,409)	35,635,034	(33,931,697)	55,877,424	(193,439,623)	273,317,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,827,908)	–	(1,825,993)	–	(4,203,630)	–	(15,826,838)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(2,827,908)	–	(1,825,993)	–	(4,203,630)	–	(15,826,838)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,289,770)	(19,662,215)	80,868,840	35,741,649	40,012,276	(15,315,026)	(7,926,569)	44,819,419

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,146,667)	31,789,775	77,991,431	69,550,690	6,080,579	36,358,768	(201,366,192)	302,310,348
NET ASSETS:
Beginning of period	251,961,779	220,172,004	191,319,337	121,768,647	257,560,243	221,201,475	1,067,576,912	765,266,564

End of period†	$212,815,112	$251,961,779	$269,310,768	$191,319,337	$263,640,822	$257,560,243	$866,210,720	$1,067,576,912

† Includes accumulated undistributed net investment income (loss)	$4,113,295	$2,484,503	$6,970,707	$3,921,915	$3,500,780	$2,727,191	$34,156,854	$24,838,257

*	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,452,895	$5,513,840	$2,080,357	$4,946,257	$7,146,728	$15,427,752	$1,553,080	$2,622,302
Net realized gain (loss) on investments and foreign currencies	10,203,996	55,556,329	(7,442,725)	20,199,416	9,420,247	21,302,012	4,140,215	490,988
Net unrealized gain (loss) on investments and foreign currencies	(59,120,347)	16,856,569	(28,450,655)	44,077,728	(65,905,819)	66,504,787	1,204,045	624,131

Net increase (decrease) in net assets resulting from operations	(45,463,456)	77,926,738	(33,813,023)	69,223,401	(49,338,844)	103,234,551	6,897,340	3,737,421

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(16,597,111)	–	(4,402,588)	–	(15,053,864)	–	(3,564,524)
Net realized gain on securities	–	(3,335,070)	–	–	–	–	–	–

Total distributions to shareholders	–	(19,932,181)	–	(4,402,588)	–	(15,053,864)	–	(3,564,524)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,841,468)	(20,901,235)	2,683,913	(32,731,268)	(30,843,481)	63,771,084	8,552,219	(14,107,974)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,304,924)	37,093,322	(31,129,110)	32,089,545	(80,182,325)	151,951,771	15,449,559	(13,935,077)
NET ASSETS:
Beginning of period	313,781,036	276,687,714	292,234,157	260,144,612	546,499,984	394,548,213	111,118,408	125,053,485

End of period†	$265,476,112	$313,781,036	$261,105,047	$292,234,157	$466,317,659	$546,499,984	$126,567,967	$111,118,408

† Includes accumulated undistributed net investment income (loss)	$1,280,450	$(2,172,445)	$7,290,348	$5,209,991	$29,457,138	$22,310,410	$4,203,361	$2,650,281

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,884,458	$5,127,071	$416,381	$652,589	$(755,387)	$14,661	$5,409,425	$8,841,915
Net realized gain (loss) on investments and foreign currencies	15,530,781	92,344,631	(3,896,605)	7,079,621	6,365,767	13,652,789	1,467,773	2,095,230
Net unrealized gain (loss) on investments and foreign currencies	(73,976,876)	88,976,179	(5,319,596)	10,198,659	(27,922,571)	52,270,045	10,591,024	14,361,197

Net increase (decrease) in net assets resulting from operations	(55,561,637)	186,447,881	(8,799,820)	17,930,869	(22,312,191)	65,937,495	17,468,222	25,298,342

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,559,911)	–	(1,026,650)	–	–	–	(5,626,559)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(4,559,911)	–	(1,026,650)	–	–	–	(5,626,559)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(30,884,614)	(38,245,637)	(3,258,142)	(5,391,896)	3,584,959	(7,084,090)	4,243,210	97,736,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,446,251)	143,642,333	(12,057,962)	11,512,323	(18,727,232)	58,853,405	21,711,432	117,408,294
NET ASSETS:
Beginning of period	800,022,486	656,380,153	91,114,296	79,601,973	229,068,973	170,215,568	347,946,500	230,538,206

End of period†	$713,576,235	$800,022,486	$79,056,334	$91,114,296	$210,341,741	$229,068,973	$369,657,932	$347,946,500

† Includes accumulated undistributed net investment income (loss)	$7,720,400	$4,835,942	$1,060,414	$644,033	$(684,253)	$71,134	$10,938,685	$5,529,260

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND*		LARGE CAP CORE FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,688,923	$23,177,250	$3,084,486	$5,450,749	$2,499,851	$8,518,720	$716,570	$1,185,814
Net realized gain (loss) on investments and foreign currencies	(40,961,077)	14,672,833	3,025,097	6,837,108	95,285	32,656,067	13,405,625	8,705,697
Net unrealized gain (loss) on investments and foreign currencies	(137,376,689)	196,033,529	(6,218,552)	7,410,859	(91,224,156)	120,323,490	(29,088,495)	30,025,034

Net increase (decrease) in net assets resulting from operations	(168,648,843)	233,883,612	(108,969)	19,698,716	(88,629,020)	161,498,277	(14,966,300)	39,916,545

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(21,806,627)	–	(7,384,808)	–	(7,823,021)	–	(1,344,726)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(21,806,627)	–	(7,384,808)	–	(7,823,021)	–	(1,344,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	27,451,881	32,280,461	15,147,167	29,063,386	(35,331,338)	(7,719,280)	(6,902,104)	(8,823,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(141,196,962)	244,357,446	15,038,198	41,377,294	(123,960,358)	145,955,976	(21,868,404)	29,748,056
NET ASSETS:
Beginning of period	1,028,196,880	783,839,434	189,309,325	147,932,031	617,719,790	471,763,814	145,975,276	116,227,220

End of period†	$886,999,918	$1,028,196,880	$204,347,523	$189,309,325	$493,759,432	$617,719,790	$124,106,872	$145,975,276

† Includes accumulated undistributed net investment income (loss)	$33,377,415	$23,688,492	$6,468,903	$3,384,417	$10,927,834	$8,427,983	$1,909,515	$1,192,945

*	See Note 1

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$216,727	$1,003,021	$13,687,266	$22,232,866	$(73,162)	$349,167	$23,374	$51,205
Net realized gain (loss) on investments and foreign currencies	653,893	45,651,594	37,933,954	123,248,272	9,241,032	33,241,876	174,872	(1,181)
Net unrealized gain (loss) on investments and foreign currencies	(42,453,795)	42,624,972	(352,224,622)	532,464,733	(53,217,978)	58,188,422	–	–

Net increase (decrease) in net assets resulting from operations	(41,583,175)	89,279,587	(300,603,402)	677,945,871	(44,050,108)	91,779,465	198,246	50,024

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(1,510,142)	–	(23,994,410)	–	(170,688)	(23,374)	(49,917)
Net realized gain on securities	–	–	–	–	–	–	–

Total distributions to shareholders	–	(1,510,142)	–	(23,994,410)	–	(170,688)	(23,374)	(49,917)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,308,786)	(32,524,355)	(101,826,752)	(19,360,540)	(32,891,034)	1,522,985	(42,796,786)	(67,715,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,891,961)	55,245,090	(402,430,154)	634,590,921	(76,941,142)	93,131,762	(42,621,914)	(67,715,604)
NET ASSETS:
Beginning of period	402,976,547	347,731,457	2,736,231,855	2,101,640,934	341,240,930	248,109,168	473,442,961	541,158,565

End of period†	$346,084,586	$402,976,547	$2,333,801,701	$2,736,231,855	$264,299,788	$341,240,930	$430,821,047	$473,442,961

† Includes accumulated undistributed net investment income (loss)	$1,235,593	$1,018,866	$36,048,439	$22,361,173	$268,274	$341,436	$1,134	$1,134

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100 INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$468,485	$500,384	$(4,107)	$(1,711,180)	$(179,873)	$(516,630)	$143,577	$192,239
Net realized gain (loss) on investments and foreign currencies	2,302,293	19,620,399	32,909,855	156,171,141	(1,996,477)	9,881,623	11,195,751	25,052,548
Net unrealized gain (loss) on investments and foreign currencies	(5,902,375)	8,441,720	(132,115,301)	88,685,393	(10,395,337)	12,848,410	(52,209,026)	70,272,977

Net increase (decrease) in net assets resulting from operations	(3,131,597)	28,562,503	(99,209,553)	243,145,354	(12,571,687)	22,213,403	(40,869,698)	95,517,764

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(280,420)	–	(20,804)	–	–	–	(532,422)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	–	(280,420)	–	(20,804)	–	–	–	(532,422)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	15,434,228	(3,824,815)	(50,719,292)	(64,303,894)	(4,979,162)	(17,598,157)	(11,689,745)	(24,202,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,302,631	24,457,268	(149,928,845)	178,820,656	(17,550,849)	4,615,246	(52,559,443)	70,782,651
NET ASSETS:
Beginning of period	127,159,971	102,702,703	888,917,907	710,097,251	91,325,988	86,710,742	357,570,680	286,788,029

End of period†	$139,462,602	$127,159,971	$738,989,062	$888,917,907	$73,775,139	$91,325,988	$305,011,237	$357,570,680

† Includes accumulated undistributed net investment income (loss)	$977,588	$509,103	$228,535	$232,642	$(182,912)	$(3,039)	$137,241	$(6,336)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,440,878	$8,209,617	$755,877	$1,414,327	$(287,974)	$(634,749)
Net realized gain (loss) on investments and foreign currencies	30,437,017	13,949,563	3,344,682	16,742,114	2,219,022	24,992,987
Net unrealized gain (loss) on investments and foreign currencies	(156,898,845)	205,108,020	(27,296,866)	22,304,486	(16,786,699)	9,678,253

Net increase (decrease) in net assets resulting from operations	(121,020,950)	227,267,200	(23,196,307)	40,460,927	(14,855,651)	34,036,491

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(7,454,783)	–	(1,370,590)	–	(719)
Net realized gain on securities	–	–	–	–	–	–

Total distributions to shareholders	–	(7,454,783)	–	(1,370,590)	–	(719)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(35,528,504)	(50,238,624)	(15,492,635)	(20,260,747)	(4,496,275)	(8,321,449)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(156,549,454)	169,573,793	(38,688,942)	18,829,590	(19,351,926)	25,714,323
NET ASSETS:
Beginning of period	978,591,979	809,018,186	227,950,519	209,120,929	121,033,362	95,319,039

End of period†	$822,042,525	$978,591,979	$189,261,577	$227,950,519	$101,681,436	$121,033,362

† Includes accumulated undistributed net investment income (loss)	$14,302,426	$8,861,548	$2,329,769	$1,573,892	$(254,018)	$33,956

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011	For the Six Months Ended November 30, 2011 (Unaudited)	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$30,334,317	$55,561,020	$1,069,763	$1,572,748
Net realized gain (loss) on investments and foreign currencies	36,374,905	172,249,100	(2,795,508)	23,062,372
Net unrealized gain (loss) on investments and foreign currencies	(295,057,163)	518,340,529	(14,599,933)	6,502,293

Net increase (decrease) in net assets resulting from operations	(228,347,941)	746,150,649	(16,325,678)	31,137,413

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(51,510,288)	–	(999,315)
Net realized gain on securities	–	(48,916,826)	–	–

Total distributions to shareholders	–	(100,427,114)	–	(999,315)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(87,467,831)	(84,704,900)	(21,266,675)	(32,716,079)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(315,815,772)	561,018,635	(37,592,353)	(2,577,981)
NET ASSETS:
Beginning of period	3,551,607,396	2,990,588,761	152,456,630	155,034,611

End of period†	$3,235,791,624	$3,551,607,396	$114,864,277	$152,456,630

† Includes accumulated undistributed net investment income (loss)	$85,742,287	$55,407,970	$2,667,180	$1,597,417

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Growth Fund (formerly International Growth I Fund)*
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	Large Cap Core Fund
Capital Conservation Fund	Large Capital Growth Fund
Core Equity Fund	Mid Cap Index Fund
Dividend Value Fund	Mid Cap Strategic Growth Fund
Emerging Economies Fund (formerly Global Equity Fund)*	Money Market I Fund
Foreign Value Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Social Awareness Fund	Small Cap Aggressive Growth Fund
Global Strategy Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund
International Equities Fund

*	On October 1, 2011, the name of the Global Equity Fund was changed to Emerging Economies Fund and the name of the International Growth I Fund was changed to International Growth Fund.

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund and Inflation Protected Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of November 30, 2011 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables represent the value of derivatives held as of November 30, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended November 30, 2011:

	Asset Allocation Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$161,005	Variation margin on futures contracts	$—
Equity contracts(3)(4)	Variation margin on futures contracts	4,297	Variation margin on futures contracts	—

		$165,302		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(2,860)	$6,916
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(165,757)	39,704

		$(168,617)	$46,620

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $237,130
(3)	The average value outstanding for equity futures contracts was $2,147,566
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $152,780 as reported in the Portfolio of Investments.

Emerging Economies Fund†
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(861,465)	$131,002

†	See Note 1
(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $71,505,447

	Global Social Awareness Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$247,500	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(685,730)	$(63,269)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $444,700 as reported in the Portfolio of Investments.
(3)	The average value outstanding for equity futures contracts was $8,722,242

	Global Strategy Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$1,656,356	Unrealized depreciation on forward foreign currency contracts	$3,694,852

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,179,569	$(3,065,649)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $157,433,189.

Growth Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(18,572)	$20,215

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $16,529.

	Health Sciences Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)(5)	Call and put options written, at value	$—	Call and put options written, at value	$5,077,639
	Call and put options purchased, at value	158,050	Call and put options purchased, at value	—

		$158,050		$5,077,639

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$367,460	$(1,295,496)
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(11,876)	68,421

		$355,584	$(1,227,075)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for written options equity contracts was $5,159,013
(3)	The average value outstanding for purchased options equity contracts was $55,277
(4)	The options purchased are included in net realized gain (loss) on investments
(5)	Purchased options contracts are included in investments at value (unaffiliated)
(6)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

	International Equities Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$2,672,685	Variation margin on futures contracts	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(4,056,207)	$2,270,189

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $31,837,712
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,802,290 as reported in the Portfolio of Investments.

	International Government Bond Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$25,135	Unrealized depreciation on forward foreign currency contracts	$63,541

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(92,392)	$13,128

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,326,821

	Mid Cap Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$1,389,500	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(4,857,946)	$359,539

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $26,786,722
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $182,143 as reported in the Portfolio of Investments.

	Nasdaq-100® Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$156,750	Variation margin on futures contracts	$—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(84,210)	$(48,284)

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $4,234,026
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(22,168) as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$902,720	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(4,001,072)	$1,047,683

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $22,010,745
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,346,838 as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$1,259,775	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(1,177,797)	$943,058

(1)	The Fund’s derivative contracts held during the period ended November 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $30,876,895
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,234,224 as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended November 30, 2011, the Emerging Economies Fund used Forward Currency Contracts to hedge portfolio exposure to benchmark currency allocations and enhance returns. The Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of November 30, 2011, the following Funds had open forward contracts: Global Strategy Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended November 30, 2011, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of November 30, 2011, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are generally exchange-traded.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended November 30, 2011, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of November 30, 2011, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended November 30, 2011 the following Funds had options written:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2011	7,507	$4,663,729
Options Written	4,753	2,393,724
Options terminated in closing purchase transactions	(2,454)	(1,392,074)
Options exercised	(353)	(261,273)
Options expired	(1,564)	(409,159)

Options Outstanding as of November 30, 2011	7,889	$4,994,947

C. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of November 30, 2011, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.52%	$1,755,000
Government Securities	1.40%	4,695,000
Growth & Income	0.91%	3,051,000
Large Capital Growth	1.71%	5,727,000
Mid Cap Index	7.39%	24,833,000
Nasdaq-100® Index	1.10%	3,703,000
Small Cap Index	3.89%	13,049,000
Stock Index	6.53%	21,948,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated November 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $335,868,000, a repurchase price of $335,868,093, and a maturity date of December 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.75%	12/15/13	$152,580,000	$154,487,250
U.S. Treasury Notes	1.00%	01/15/14	75,000,000	76,312,500
U.S. Treasury Notes	1.38%	11/30/15	50,000,000	51,351,550
U.S. Treasury Notes	1.75%	07/31/15	50,000,000	52,375,000
U.S. Treasury Notes	2.25%	11/30/17	7,625,000	8,063,438

As of November 30, 2011, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	29.64%	$74,104,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

UBS Securities LLC, dated November 30, 2011, bearing interest at a rate of 0.08% per annum, with a principal amount of $250,000,000, a repurchase price of 250,000,556 and a maturity date of December 1, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.88%	07/15/19	$34,182,600	$42,856,435
U.S. Treasury Inflation Index Notes	2.00%	07/15/14	115,000,000	150,793,750
U.S. Treasury Inflation Index Notes	2.38%	01/15/25	40,000,000	61,350,000

D. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of fund securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and changes in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

E. Investment Securities Loaned

To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gains distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements. Interest income is accrued daily except when collection is not expected. For financial statement purposes, VC I amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Common expenses incurred by VC I are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

G. Mortgage-Backed Dollar Rolls

During the period ended November 30, 2011, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). The Fund accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. As of November 30, 2011, none of the Funds had TBA Rolls outstanding.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended November 30, 2011, the Government Securities Fund had realized gains from mortgage-backed dollar rolls of $351,563.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund†	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund†	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

†	See Note 1

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through September 30, 2012. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not deemed to be interested persons of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth*	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

For the period ended November 30, 2011, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$29,748
Broad Cap Value Income	30,683
Core Equity	157,386
Dividend Value	91,685
Growth	129,540
Growth & Income	46,510
International Growth*	305,924
Large Cap Core	3,617
Mid Cap Strategic Growth	31,658
Nasdaq-100® Index	40,210
Small Cap Aggressive Growth	52,460
Small Cap	210,086
Small Cap Special Values	32,825
Small-Mid Growth	40,422
Value	76,893

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the period ended November 30, 2011, VALIC voluntarily waived $850,064 of expenses for the Money Market I Fund.

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)—subadviser for a portion of the Small-Mid Growth Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)#—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

*	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

J.P. Morgan Investment Management, Inc. (“JPMIM”)*@—subadviser for the Emerging Economies Fund and a portion of the Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RCM Capital Management, LLC (“RCM”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

RS Investment Management Co. LLC (“RS Investments”)†—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Government Securities Fund and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc. —subadviser for a portion of the Small-Mid Growth Fund and a portion of the Small Cap Special Values Fund.

†	Effective August 22, 2011, RS Investments replaced Wells Capital Management, Inc. as subadviser of the Small Cap Aggressive Growth Fund.
*	Effective October 1, 2011, JPMIM replaced BlackRock as subadviser for the Emerging Economies Fund.
@	Effective November 14, 2011, JPMIM became a subadviser for a portion of the Government Securities Fund.
#	Effective November 14, 2011, Columbia replaced Wells Capital Management, Inc. as subadviser for the Large Cap Core Fund.

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended November 30, 2011, VC I expensed $5,559,538 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended November 30, 2011, the Series expensed $54,231 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the period ended November 30, 2011, certain directors of VC I have deferred $11,700 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VALIC Company II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. The freeze of future accruals does not apply to Directors that have commenced receiving benefits under the retirement plan on or before December 31, 2008. On May 24, 2010, VC I made lump-sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the Retirement Plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of November 30, 2011	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2011
Asset Allocation	$—	$—	$200
Blue Chip Growth	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Retirement Plan Liability as of November 30, 2011	Retirement Plan Expense	Retirement Plan Payments
		For the period ended November 30, 2011
Broad Cap Value Income	$—	$—	$—
Capital Conservation	—	—	193
Core Equity	—	—	355
Dividend Value	—	—	—
Emerging Economies**	—	—	—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	426
Global Strategy	—	—	—
Government Securities	—	—	206
Growth	—	—	—
Growth & Income	—	—	129
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities	—	—	1,344
International Government Bond	—	—	245
International Growth**	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	3,187
Mid Cap Strategic Growth	—	—	—
Money Market I	—	—	951
Nasdaq-100® Index	—	—	—
Science & Technology	—	—	1,091
Small Cap Aggressive Growth	—	—	—
Small Cap	—	—	—
Small Cap Index	—	—	1,208
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	—	—	4,765
Value	—	—	—

At November 30, 2011, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation	100.00%	—
Blue Chip Growth	99.97%	*
Broad Cap Value Income	100.00%	—
Capital Conservation	100.00%	—
Core Equity	100.00%	—
Dividend Value	99.98%	*
Emerging Economies**	100.00%	—
Foreign Value	100.00%	—
Global Real Estate	100.00%	—
Global Social Awareness	100.00%	—
Global Strategy	100.00%	—
Government Securities	97.28%	—
Growth	100.00%	—
Growth & Income	96.44%	—
Health Sciences	99.96%	*
Inflation Protected	100.00%	—
International Equities	99.51%	*
International Government Bond	100.00%	—
International Growth**	100.00%	—
Large Cap Core	100.00%	—
Large Capital Growth	100.00%	—
Mid Cap Index	99.22%	*

**	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	VALIC	AGL
Mid Cap Strategic Growth	100.00%	—
Money Market I	92.53%	6.48%
Nasdaq-100® Index	97.26%	*
Science & Technology	99.80%	*
Small Cap Aggressive Growth	100.00%	—
Small Cap	100.00%	—
Small Cap Index	98.84%	*
Small Cap Special Values	100.00%	—
Small-Mid Growth	100.00%	—
Stock Index	97.88%	*
Value	100.00%	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the period ended November 30, 2011, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/11	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 11/30/11
Stock Index	American International Group, Inc. Common Stock	—	$3,562,500	$23,655	$67,072	$(1,221,095)	$573,804	$2,871,792
Stock Index	American International Group, Inc. Warrants	—	9	—	7	(10)	8	—

During the period, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Global Real Estate Fund
Goldman Sachs International	$213

On August 16, 2011, SAAMCo, the subadviser to the Government Securities Fund, purchased $10,000,000 par value of the foreign security Temasek Financial I, Ltd, 4.50%, due 09/21/2015, causing the Fund to exceed its 20% limit on investments in high quality foreign securities. On August 25, 2011, the Fund reduced its high quality foreign investment exposure to below 20% by selling $6,000,000 par value of Province of Ontario 2.30%, due 05/10/2016. The over purchase of Temasek Financial I, Ltd., 4.50%, due 09/21/2015 resulted in a loss to the Fund of $59,141.

From September 2010 through June 2011, Century Capital Management LLC, a subadviser to a portion of the Small-Mid Growth Fund, periodically placed trades that were affected by inaccurate weightings in its trading system. On June 6, 2011, securities were bought and sold to correct the weightings, resulting in a net loss of $334,751 to the Fund, which was reimbursed by Century Capital Management LLC.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $173,000 and $0 for the periods ended November 30, 2011 and May 31, 2011, respectively.

On September 22, 2008, American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to a portion of the Government Securities Fund, Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Large Capital Growth Fund and the Funds’ administrator, entered into a revolving credit facility (“FRBNY Credit Facility”) with the Federal Reserve Bank of New York (“NY Fed”). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the “Series C Preferred Stock”) to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG’s outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the “Recapitalization”) to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG’s Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended November 30, 2011, were as follows:

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$64,563,598	$59,438,773	$12,657,727	$11,241,039
Blue Chip Growth	51,880,329	89,669,397	—	—
Broad Cap Value Income	3,870,392	3,679,480	—	—
Capital Conservation	65,684,032	63,256,027	56,405,007	37,543,965
Core Equity	87,155,857	95,587,626	—	—
Dividend Value	105,392,806	28,447,163	—	—
Emerging Economies*	312,531,832	277,281,960	—	—
Foreign Value	159,136,201	150,367,845	—	—
Global Real Estate	125,505,652	122,715,155	—	—
Global Social Awareness	150,269,915	141,713,783	—	—
Global Strategy	55,798,229	49,452,575	—	—
Government Securities	44,154,666	24,427,948	214,275,703	231,183,475
Growth	370,679,441	401,468,193	—	—
Growth & Income	75,024,465	78,708,670	—	—
Health Sciences	32,445,762	26,376,599	—	—
Inflation Protected	66,647,793	55,233,391	22,577,678	31,347,048
International Equities	555,224,171	574,505,958	—	—
International Government Bond	98,548,633	89,828,330	23,544,204	12,372,581
International Growth*	130,819,406	163,951,914	—	—
Large Cap Core	90,755,426	88,887,552	—	—
Large Capital Growth	253,010,234	274,103,522	—	—
Mid Cap Index	135,429,710	158,822,923	—	—
Mid Cap Strategic Growth	96,552,387	126,653,251	—	—
Nasdaq-100® Index	22,835,373	8,012,093	—	—
Science & Technology	419,071,470	466,680,313	—	—
Small Cap Aggressive Growth	84,860,179	91,843,738	—	—
Small Cap	64,646,665	76,028,983	—	—
Small Cap Index	91,256,614	93,842,120	—	—
Small Cap Special Values	63,653,172	77,501,857	—	—
Small-Mid Growth	66,610,999	80,446,210	—	—
Stock Index	56,870,340	113,639,545	—	—
Value	5,568,851	24,449,423	—	—

Note 5 — Federal Income Taxes

The following tables detail the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, partnerships, post October losses, defaulted securities, deferred compensation, foreign taxes payable, investments in passive foreign investment companies, and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2011.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$135,050,286	$7,428,351	$(6,981,116)	$447,235
Blue Chip Growth	304,822,434	97,549,124	(7,687,970)	89,861,154
Broad Cap Value Income	25,068,119	3,067,082	(2,108,157)	958,925
Capital Conservation	171,812,981	5,788,418	(2,687,910)	3,100,508
Core Equity	226,864,581	17,750,513	(13,359,877)	4,390,636
Dividend Value	247,978,477	28,919,798	(8,467,662)	20,452,136
Emerging Economies*	1,001,867,982	80,809,645	(187,046,637)	(106,236,992)
Foreign Value	251,082,047	28,748,672	(2,795,292)	25,953,380
Global Real Estate	283,337,310	17,014,702	(35,350,758)	(18,336,056)
Global Social Awareness	279,495,899	17,386,870	(28,442,484)	(11,055,614)
Global Strategy	500,579,846	40,796,447	(51,616,313)	(10,819,866)
Government Securities	125,740,161	5,395,832	(549,111)	4,846,721

*	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth	$703,483,907	$87,146,714	$(28,871,881)	$58,274,833
Growth & Income	83,123,242	4,738,576	(3,663,081)	1,075,495
Health Sciences	185,106,811	51,936,186	(22,205,936)	29,730,250
Inflation Protected	341,107,121	36,179,082	(5,769,797)	30,409,285
International Equities	1,051,770,562	43,886,886	(134,578,591)	(90,691,705)
International Government Bond*	203,108,624	8,750,066	(6,006,708)	2,743,358
International Growth**	539,881,873	46,980,558	(40,945,391)	6,035,167
Large Cap Core	129,980,610	7,294,005	(3,241,910)	4,052,095
Large Capital Growth	335,516,042	36,905,216	(11,256,148)	25,649,068
Mid Cap Index	2,571,376,043	411,566,169	(342,587,272)	68,978,897
Mid Cap Strategic Growth	297,366,798	33,568,842	(26,447,854)	7,120,988
Money Market I	430,819,693	—	—	—
Nasdaq-100® Index	123,241,134	30,977,474	(7,186,746)	23,790,728
Science & Technology	793,346,501	77,284,581	(68,060,203)	9,224,378
Small Cap Aggressive Growth	74,504,351	10,044,114	(3,236,429)	6,807,685
Small Cap	318,861,925	64,733,679	(27,211,634)	37,522,045
Small Cap Index	970,792,093	166,792,372	(190,650,518)	(23,858,146)
Small Cap Special Values	232,161,068	18,507,916	(29,067,905)	(10,559,989)
Small-Mid Growth	110,101,476	12,680,850	(5,600,328)	7,080,522
Stock Index	2,948,023,830	969,092,559	(488,537,701)	480,554,858
Value	120,311,480	7,207,693	(13,084,905)	(5,877,212)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2011.

The tax basis distributable earnings at May 31, 2011 and the tax character of distributions paid during the year ended May 31, 2011 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2011
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,429,852	$(3,643,724)	$10,359,032	$2,715,898	$—
Blue Chip Growth	69,981	(35,487,093)	119,605,031	164,917	—
Broad Cap Value	137,325	(2,728,968)	3,640,137	389,897	—
Capital Conservation	4,938,015	(3,552,006)	3,919,048	4,468,964	—
Core Equity	2,493,466	(105,544,814)	31,252,400	2,827,908	—
Dividend Value	3,936,226	(36,270,182)	27,894,927	1,825,993	—
Foreign Value	25,185,079	(102,303,188)	98,893,792	15,826,838	—
Emerging Economies**	2,741,053	(98,747,255)	23,900,930	4,203,630	—
Global Real Estate	9,971,969	16,495,424	40,783,195	16,597,111	3,335,070
Global Social Awareness	5,476,438	(149,127,957)	17,325,732	4,402,588	—
Global Strategy	22,146,749	(26,119,523)	53,597,138	15,053,864	—
Government Securities	3,795,043	—	3,642,676	3,564,524	—
Growth	5,228,447	(132,262,957)	132,249,260	4,559,911	—
Growth & Income	649,859	(26,206,846)	6,395,091	1,026,650	—
Health Sciences	4,686,128	9,542,159	57,463,603	—	—
Inflation Protected	5,725,808	(3,576,388)	19,815,187	5,626,559	—
International Equities	27,457,051	(164,885,798)	48,916,302	21,806,627	—
International Government Bond*	7,282,500	2,117,005	3,560,348	7,384,808	—
International Growth**	8,988,884	(73,753,204)	97,324,022	7,823,021	—
Large Cap Core	1,184,532	4,344,944	33,140,590	1,344,726	—
Large Capital Growth	1,035,533	(1,980,626)	68,105,356	1,510,142	—
Mid Cap Index	29,971,390	135,307,414	421,563,059	23,994,410	—
Mid Cap Strategic Growth	1,341,519	(9,036,660)	60,338,796	170,688	—
Money Market I	8,577	(840,492)	—	49,917	—
Nasdaq-100® Index	518,181	16,828,508	29,644,818	280,420	—
Science & Technology	—	(286,688,971)	141,346,386	20,804	—
Small Cap Aggressive Growth	—	5,225,815	17,203,021	—	—
Small Cap	413,165	(40,243,835)	89,731,063	532,422	—

**	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2011
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)†	Ordinary Income	Long-Term Capital Gains
Small Cap Index	$8,530,986	$(45,475,869)	$134,088,440	$7,454,783	$—
Small Cap Special Values	1,537,790	(40,927,307)	16,736,877	1,370,590	—
Small-Mid Growth	—	(9,843,000)	23,867,221	719	—
Stock Index	59,349,036	185,980,211	776,555,079	57,526,788	42,900,326
Value	1,598,533	(53,422,423)	8,722,721	999,315	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2011.
†	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2011, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2013	2014	2015	2016	2017	2018	2019
Asset Allocation	$—	$—	$—	$—	$—	$—	$3,643,724	$—
Blue Chip Growth	—	—	—	—	—	—	35,487,093	—
Broad Cap Value	—	—	—	—	—	953,767	1,775,201	—
Capital Conservation	—	—	—	—	—	3,552,006	—	—
Core Equity	32,639,490	—	—	—	—	24,335,917	48,569,407	—
Dividend Value	—	—	—	—	—	9,349,929	21,908,895	5,011,358
Foreign Value	—	—	—	—	—	—	102,303,188	—
Emerging Economies**	—	—	—	—	—	26,872,567	71,874,688	—
Global Real Estate	—	—	—	—	—	—	—	—
Global Social Awareness	—	—	—	—	—	47,411,740	101,716,217	—
Global Strategy	—	—	—	—	—	—	26,119,523	—
Government Securities	—	—	—	—	—	—	—	—
Growth	—	—	—	—	—	32,339,809	99,923,148	—
Growth & Income	—	—	—	—	—	7,729,966	18,476,880	—
Health Sciences	—	—	—	—	—	—	—	—
Inflation Protected	—	—	—	—	—	288,881	3,287,507	—
International Equities	—	—	—	—	—	36,713,038	128,172,760	—
International Government Bond*	—	—	—	—	—	—	—	—
International Growth**	—	—	—	—	—	13,782,961	59,970,243	—
Large Cap Core	—	—	—	—	—	—	—	—
Large Capital Growth	—	—	—	—	—	—	1,980,626	—
Mid Cap Index	—	—	—	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—	—	9,036,660	—
Money Market I	—	—	—	—	—	840,492	—	—
Nasdaq-100® Index	—	—	—	—	—	—	—	—
Science & Technology	171,964,888	—	—	—	—	38,732,224	75,991,859	—
Small Cap Aggressive Growth	—	—	—	—	—	—	—	—
Small Cap	—	—	—	—	—	10,977,204	29,266,631	—
Small Cap Index	—	—	—	—	—	—	45,475,869	—
Small Cap Special Values	—	—	—	—	—	2,847,582	38,079,725	—
Small-Mid Growth	—	—	—	—	—	2,088,621	7,754,379	—
Stock Index	—	—	—	—	—	—	—	—
Value	—	—	—	—	—	4,825,365	48,597,058	—

*	The Capital Loss Carryforward for International Government Bond Fund are for the 12 months ended, September 30, 2011.

Under the current tax law, capital losses related to securities and foreign currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended May 31, 2011, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value	—	—
Capital Conservation	—	—

**	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Core Equity	$—	$—
Dividend Value	—	—
Foreign Value	—	—
Emerging Economies*	—	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	—	—
Government Securities	2,995,709	—
Growth	—	51,036
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	195,350
International Equities	—	—
International Government Bond†	—	—
International Growth*	—	95,203
Large Cap Core	—	3,672
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	17,301
Money Market I	1,282	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	466
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

†	The deferred Post-October Capital Loss for International Government Bond Fund is for the tax year ended September 30, 2011.

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	808,965	$8,413,985	1,803,437	$18,537,203	1,559,121	$16,300,589	3,967,012	$40,911,994
Reinvested dividends	—	—	262,152	2,715,898	—	—	15,842	164,917
Shares redeemed	(1,044,109)	(10,916,274)	(2,487,715)	(25,308,366)	(5,314,784)	(56,736,265)	(12,729,006)	(121,216,770)

Net increase (decrease)	(235,144)	$(2,502,289)	(422,126)	$(4,055,265)	(3,755,663)	$(40,435,676)	(8,746,152)	$(80,139,859)

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	458,046	$4,420,170	679,149	$6,608,810	2,835,650	$27,915,854	3,623,815	$34,775,098
Reinvested dividends	—	—	40,488	389,897	—	—	476,944	4,468,964
Shares redeemed	(505,876)	(4,777,469)	(348,546)	(3,302,769)	(1,468,044)	(14,524,209)	(3,372,395)	(32,433,171)

Net increase (decrease)	(47,830)	$(357,299)	371,091	$3,695,938	1,367,606	$13,391,645	728,364	$6,810,891

*	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Core Equity				Dividend Value
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	634,906	$7,369,370	539,407	$6,343,213	11,084,607	$96,580,951	6,346,030	$53,675,216
Reinvested dividends	—	—	234,876	2,827,908	—	—	215,329	1,825,993
Shares redeemed	(1,584,346)	(18,659,140)	(2,476,456)	(28,833,336)	(1,797,509)	(15,712,111)	(2,352,299)	(19,759,560)

Net increase (decrease)	(949,440)	$(11,289,770)	(1,702,173)	$(19,662,215)	9,287,098	$80,868,840	4,209,060	$35,741,649

	Emerging Economies†				Foreign Value
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,266,920	$54,805,805	1,972,015	$15,218,930	7,286,140	$62,899,063	15,818,648	$133,779,124
Reinvested dividends	—	—	522,190	4,203,630	—	—	1,743,044	15,826,838
Shares redeemed	(1,981,157)	(14,793,529)	(4,459,765)	(34,737,586)	(8,000,917)	(70,825,632)	(11,551,550)	(104,786,543)

Net increase (decrease)	5,285,763	$40,012,276	(1,965,560)	$(15,315,026)	(714,777)	$(7,926,569)	6,010,142	$44,819,419

	Global Real Estate				Global Social Awareness
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,942,309	$22,898,658	4,708,438	$39,510,559	1,343,121	$19,495,909	1,591,521	$21,923,931
Reinvested dividends	—	—	2,488,412	19,932,181	—	—	302,583	4,402,588
Shares redeemed	(3,097,149)	(25,740,126)	(9,526,468)	(80,343,975)	(1,187,630)	(16,811,996)	(4,101,249)	(59,057,787)

Net increase (decrease)	(154,840)	$(2,841,468)	(2,329,618)	$(20,901,235)	155,491	$2,683,913	(2,207,145)	$(32,731,268)

	Global Strategy				Government Securities
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,603,377	$18,586,979	7,819,489	$88,143,514	3,609,317	$39,292,525	1,246,712	$13,454,267
Reinvested dividends	—	—	1,357,427	15,053,864	—	—	345,400	3,564,524
Shares redeemed	(4,274,063)	(49,430,460)	(3,527,982)	(39,426,294)	(2,775,996)	(30,740,306)	(2,923,820)	(31,126,765)

Net increase (decrease)	(2,670,686)	$(30,843,481)	5,648,934	$63,771,084	833,321	$8,552,219	(1,331,708)	$(14,107,974)

	Growth				Growth & Income
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,597,203	$17,342,480	3,272,922	$35,934,644	365,470	$4,136,374	464,776	$5,430,704
Reinvested dividends	—	—	415,671	4,559,911	—	—	85,984	1,026,650
Shares redeemed	(4,412,679)	(48,227,094)	(7,568,638)	(78,740,192)	(643,594)	(7,394,516)	(1,030,236)	(11,849,250)

Net increase (decrease)	(2,815,476)	$(30,884,614)	(3,880,045)	$(38,245,637)	(278,124)	$(3,258,142)	(479,476)	$(5,391,896)

	Health Sciences				Inflation Protected
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,494,829	$17,311,021	1,708,528	$18,668,858	4,365,281	$49,061,882	11,885,599	$125,547,162
Reinvested dividends	—	—	—	—	—	—	543,629	5,626,559
Shares redeemed	(1,217,793)	(13,726,062)	(2,564,590)	(25,752,948)	(3,993,320)	(44,818,672)	(3,146,565)	(33,437,210)

Net increase (decrease)	277,036	$3,584,959	(856,062)	$(7,084,090)	371,961	$4,243,210	9,282,663	$97,736,511

†	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	International Equities				International Government Bond
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,395,752	$101,324,979	19,835,124	$126,182,913	2,860,387	$37,330,253	4,962,751	$62,894,888
Reinvested dividends	—	—	3,455,884	21,806,627	—	—	604,321	7,384,808
Shares redeemed	(11,960,439)	(73,873,098)	(18,663,416)	(115,709,079)	(1,699,677)	(22,183,086)	(3,255,665)	(41,216,310)

Net increase (decrease)	4,435,313	$27,451,881	4,627,592	$32,280,461	1,160,710	$15,147,167	2,311,407	$29,063,386

	International Growth†				Large Cap Core
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,691,088	$29,093,451	7,338,854	$79,914,358	891,198	$9,946,321	3,995,492	$39,914,483
Reinvested dividends	—	—	714,431	7,823,022	—	—	120,387	1,344,726
Shares redeemed	(5,861,499)	(64,424,789)	(8,966,485)	(95,456,660)	(1,478,096)	(16,848,425)	(4,679,519)	(50,082,972)

Net increase (decrease)	(3,170,411)	$(35,331,338)	(913,200)	$(7,719,280)	(586,898)	$(6,902,104)	(563,640)	$(8,823,763)

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	738,367	$8,105,380	878,422	$9,616,180	4,434,351	$88,867,533	9,424,919	$185,485,284
Reinvested dividends	—	—	131,775	1,510,142	—	—	1,174,469	23,994,410
Shares redeemed	(2,104,094)	(23,414,166)	(4,011,224)	(43,650,677)	(9,300,940)	(190,694,285)	(11,583,528)	(228,840,234)

Net increase (decrease)	(1,365,727)	$(15,308,786)	(3,001,027)	$(32,524,355)	(4,866,589)	$(101,826,752)	(984,140)	$(19,360,540)

	Mid Cap Strategic Growth				Money Market I
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	860,192	$10,576,424	3,121,922	$37,079,109	120,804,264	$120,804,264	251,095,249	$251,095,246
Reinvested dividends	—	—	13,945	170,688	23,374	23,374	49,917	49,917
Shares redeemed	(3,584,980)	(43,467,458)	(3,092,830)	(35,726,812)	(163,624,420)	(163,624,424)	(318,860,874)	(318,860,874)

Net increase (decrease)	(2,724,788)	$(32,891,034)	43,037	$1,522,985	(42,796,782)	$(42,796,786)	(67,715,708)	$(67,715,711)

	Nasdaq-100® Index				Science & Technology
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,035,070	$30,398,649	3,195,572	$18,572,201	1,387,124	$21,368,997	2,004,173	$31,080,555
Reinvested dividends	—	—	46,504	280,420	—	—	1,299	20,804
Shares redeemed	(2,446,215)	(14,964,421)	(3,951,637)	(22,677,436)	(4,576,629)	(72,088,289)	(6,335,484)	(95,405,253)

Net increase (decrease)	2,588,855	$15,434,228	(709,561)	$(3,824,815)	(3,189,505)	$(50,719,292)	(4,330,012)	$(64,303,894)

	Small Cap Aggressive				Small Cap
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	559,784	$6,035,583	1,850,476	$18,640,333	1,267,338	$12,647,517	1,903,287	$17,266,173
Reinvested dividends	—	—	—	—	—	—	53,189	532,422
Shares redeemed	(997,584)	(11,014,745)	(3,429,156)	(36,238,490)	(2,505,237)	(24,337,262)	(4,608,226)	(42,001,286)

Net increase (decrease)	(437,800)	$(4,979,162)	(1,578,680)	$(17,598,157)	(1,237,899)	$(11,689,745)	(2,651,750)	$(24,202,691)

†	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Small Cap Index				Small Cap Special Values
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,627,246	$34,657,211	3,274,051	$43,537,191	1,343,960	$11,861,234	1,439,048	$12,268,556
Reinvested dividends	—	—	520,585	7,454,783	—	—	150,284	1,370,590
Shares redeemed	(5,155,254)	(70,185,715)	(7,648,768)	(101,230,598)	(3,157,260)	(27,353,869)	(3,887,179)	(33,899,893)

Net increase (decrease)	(2,528,008)	$(35,528,504)	(3,854,132)	$(50,238,624)	(1,813,300)	$(15,492,635)	(2,297,847)	$(20,260,747)

	Small-Mid Growth				Stock Index
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011		For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	390,620	$4,036,014	740,318	$7,191,329	6,924,615	$168,785,812	8,875,956	$213,232,632
Reinvested dividends	—	—	68	719	—	—	4,085,725	100,427,114
Shares redeemed	(840,214)	(8,532,289)	(1,576,981)	(15,513,497)	(10,459,606)	(256,253,643)	(16,368,264)	(398,364,646)

Net increase (decrease)	(449,594)	$(4,496,275)	(836,595)	$(8,321,449)	(3,534,991)	$(87,467,831)	(3,406,583)	$(84,704,900)

	Value
	For the six months ended November 30, 2011 (Unaudited)		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	725,478	$6,808,741	1,132,752	$10,478,791
Reinvested dividends	—	—	104,860	999,315
Shares redeemed	(3,142,849)	(28,075,416)	(5,128,398)	(44,194,185)

Net increase (decrease)	(2,417,371)	$(21,266,675)	(3,890,786)	$(32,716,079)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the Funds’ expenses have been reduced. For the period ended November 30, 2011, the amount of expense reductions received by each fund, used to offset the Funds’ non-affiliated expenses, were as follows:

Fund	Expense Reductions
Asset Allocation	$569
Blue Chip Growth	3,263
Broad Cap Value Income	2,577
Core Equity	5,472
Foreign Value	8,587
Global Real Estate	435
Global Social Awareness	17,351
Global Strategy	682
Growth & Income	5,105
Health Sciences	1,028
International Growth*	1,193
Large Capital Growth	21,493
Mid Cap Strategic Growth	15,657
Science & Technology	46,005
Small Cap	20,279
Small Cap Special Values	2,419
Small-Mid Growth	14,928
Value	967

Note 8 — Investment Concentration

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund,

*	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Government Securities Fund, and Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 37.8%, 64.6% and 59.6%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, Foreign Value Fund, Global Real Estate Fund, International Equities Fund, International Growth Fund, and the International Government Bond Fund. The Emerging Economies Fund had 18.9%, 16.8% and 11.6% of its net assets invested in equities domiciled in Brazil, South Korea and China, respectively. The Foreign Value had 19.4% and 12.4% of its net assets invested in equity securities domiciled in the United Kingdom and France, respectively. The Global Real Estate Fund had 10.4% and 10.4% of its net assets invested in equity securities domiciled in Japan and Hong Kong, respectively. The International Equities Fund had 18.4% and 18.3% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively. The International Growth Fund had 20.6%, and 12.7% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively. The International Government Bond Fund had 20.0% of its net assets invested in securities domiciled in Japan.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of November 30, 2011, the Global Real Estate Fund had 69.9% of its net assets invested in Real Estate Investment Trusts.

Note 9 — Lines of Credit

The Series and VALIC Company II have established a $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line of credit. State Street’s discretionary bid rate is used on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Prior to October 14, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when a Fund’s shortfall exceeds $100,000. For the period ended November 30, 2011, the following funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Broad Cap Value Income	5	$75	$388,112	1.40%
Core Equity	11	66	154,552	1.39%
Emerging Economies*	3	703	6,055,867	1.39%
Foreign Value	1	2,437	63,104,686	1.39%
Global Strategy	27	2,177	2,104,180	1.38%
Government Securities	39	3,238	2,145,230	1.39%
Growth	12	103	222,122	1.39%
Inflation Protected	9	254	729,024	1.39%
International Growth*	67	1,721	666,358	1.39%
Science & Technology	18	206	295,867	1.39%
Small Cap	4	21	133,064	1.39%
Small Cap Special Values	6	364	1,570,112	1.39%
Small-Mid Growth	7	1,716	6,410,196	1.38%

At November 30, 2011, there were no borrowings outstanding.

*	See Note 1

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 10 — Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended November 30, 2011, none of the Funds participated in the program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Directors. The affiliated Funds involved in such transaction must have a common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period November 30, 2011, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip Growth	$—	$208,131	$(27,935)
Core Equity	69,706	9,445	(5,243)
Emerging Economies*	180,172	—	—
Growth	514,089	917,684	(98,474)
Health Sciences	105,504	—	—
International Growth*	5,180	65,652	11,433
Large Capital Growth	1,018,314	523,194	6,808
Mid Cap Strategic Growth	555,599	5,592,610	1,383,273
Science & Technology	249,777	219,600	147,533

Note 12 — Unfunded Commitment

At November 30, 2011, the Health Sciences Fund had the following unfunded commitment:

Name	Type	Amount
Tesaro, Inc.	Convertible Preferred Stock Series B	$206,139

*	See Note 1

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund									Blue Chip Growth Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,							Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008		2007			2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$11.05		$9.38	$8.08		$10.68	$12.16		$12.01	$11.18		$8.77	$7.29	$10.54	$10.80		$8.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.25	0.20		0.25	0.31		0.34	0.00		0.00	0.00	0.02	0.03		0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.64)		1.63	1.36		(2.06)	(0.75)		1.71	(0.51)		2.41	1.50	(3.25)	(0.23)		1.87

Total income (loss) from investment operations	(0.53)		1.88	1.56		(1.81)	(0.44)		2.05	(0.51)		2.41	1.50	(3.23)	(0.20)		1.90

Distributions from:
Net investment income	–		(0.21)	(0.26)		(0.34)	(0.35)		(0.21)	–		(0.00)	(0.02)	(0.01)	(0.02)		(0.02)
Net realized gain on securities	–		–	–		(0.45)	(0.69)		(1.69)	–		–	–	(0.01)	(0.04)		–
Return of capital	–		–	–		–	–		–	–		–	–	–	–		–

Total distributions	–		(0.21)	(0.26)		(0.79)	(1.04)		(1.90)	–		(0.00)	(0.02)	(0.02)	(0.06)		(0.02)

Net asset value at end of period	$10.52		$11.05	$9.38		$8.08	$10.68		$12.16	$10.67		$11.18	$8.77	$7.29	$10.54		$10.80

TOTAL RETURN(a)	(4.80)%		20.16%	19.38	%(e)	(16.41)%	(3.84	)%(f)	18.14%	(4.56)%		27.53%	20.54%	(30.63)%	(1.84	)%(g)	21.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.79	%@	0.74%	0.78%		0.73%	0.69%		0.70%	0.85	%@	0.85%	0.85%	0.85%	0.87%		0.96%
Ratio of expenses to average net assets(c)	0.79	%@	0.74%	0.78%		0.73%	0.69%		0.70%	0.87	%@	0.87%	0.88%	0.89%	0.91%		0.99%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%		0.02%	0.00%		0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%		0.00%
Ratio of net investment income (loss) to average net assets(b)	2.12	%@	2.43%	2.18%		2.88%	2.71%		2.87%	0.01	%@	0.01%	0.01%	0.29%	0.31%		0.35%
Ratio of net investment income (loss) to average net assets(c)	2.12	%@	2.43%	2.18%		2.88%	2.71%		2.87%	(0.00	)%@	(0.01)%	(0.02)%	0.25%	0.27%		0.32%
Portfolio turnover rate	54%		133%	143%		108%	124%		129%	13%		38%	47%	58%	20%		25%
Number of shares outstanding at end of period (000’s)	12,894		13,129	13,551		13,693	14,626		14,567	35,951		39,707	48,453	49,573	39,703		10,495
Net assets at end of period (000’s)	$135,615		$145,049	$127,129		$110,655	$156,260		$177,095	$383,652		$444,092	$424,966	$361,592	$418,429		$113,352

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,					Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009	2008	2007			2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.72		$8.69	$7.12	$10.54	$12.65	$10.21	$9.77		$9.38	$8.78		$9.54	$9.91	$9.45

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.15	0.16	0.20	0.19	0.17	0.15		0.32	0.34		0.43	0.52	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.00)		2.04	1.58	(3.41)	(1.69)	2.38	0.02		0.38	0.70		(0.46)	(0.31)	0.13

Total income (loss) from investment operations	(0.90)		2.19	1.74	(3.21)	(1.50)	2.55	0.17		0.70	1.04		(0.03)	0.21	0.61

Distributions from:
Net investment income	–		(0.16)	(0.17)	(0.21)	(0.19)	(0.11)	–		(0.31)	(0.44)		(0.73)	(0.58)	(0.15)
Net realized gain on securities	–		–	–	(0.00)	(0.42)	–	–		–	–		–	–	–
Return of capital	–		–	–	–	–	–	–		–	–		–	–	–

Total distributions	–		(0.16)	(0.17)	(0.21)	(0.61)	(0.11)	–		(0.31)	(0.44)		(0.73)	(0.58)	(0.15)

Net asset value at end of period	$9.82		$10.72	$8.69	$7.12	$10.54	$12.65	$9.94		$9.77	$9.38		$8.78	$9.54	$9.91

TOTAL RETURN(a)	(8.40)%		25.42%	24.41%	(30.34)%	(12.08)%	25.09%	1.74%		7.56%	12.04	%(e)(f)	(0.06)%	2.09%	6.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.67	%@	0.67%	0.69%		0.69%	0.68%	0.67%
Ratio of expenses to average net assets(c)	1.09	%@	1.15%	1.14%	1.26%	1.03%	1.05%	0.67	%@	0.67%	0.69%		0.69%	0.68%	0.67%
Ratio of expense reductions to average net assets	0.02	%@	0.01%	0.01%	0.01%	0.01%	–	–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.04	%@	1.60%	1.90%	2.57%	1.65%	1.50%	2.98	%@	3.37%	3.71%		4.83%	5.27%	4.89%
Ratio of net investment income (loss) to average net assets(c)	1.80	%@	1.30%	1.61%	2.16%	1.47%	1.30%	2.98	%@	3.37%	3.71%		4.83%	5.27%	4.89%
Portfolio turnover rate	14%		21%	22%	24%	21%	27%	67%		164%	170%		122%	136%	203%
Number of shares outstanding at end of period (000’s)	2,660		2,708	2,337	2,330	2,481	2,582	15,967		14,599	13,871		12,387	13,389	17,897
Net assets at end of period (000’s)	$26,118		$29,023	$20,302	$16,590	$26,151	$32,646	$158,656		$142,652	$130,157		$108,805	$127,695	$177,290

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund										Dividend Value Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,								Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008		2007				2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$13.44		$10.77	$9.24		$13.85	$15.37		$13.00		$9.31		$7.45	$6.49	$10.66	$12.98		$10.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.13	0.14		0.17	0.12		0.12		0.11		0.21	0.12	0.18	0.20		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.57)		2.69	1.59		(4.66)	(1.50)		2.35		(0.40)		1.75	1.02	(3.64)	(1.89)		2.47

Total income (loss) from investment operations	(1.48)		2.82	1.73		(4.49)	(1.38)		2.47		(0.29)		1.96	1.14	(3.46)	(1.69)		2.66

Distributions from:
Net investment income	–		(0.15)	(0.20)		(0.12)	(0.14)		(0.10)		–		(0.10)	(0.18)	(0.24)	(0.22)		(0.09)
Net realized gain on securities	–		–	–		–	–		–		–		–	–	(0.47)	(0.41)		–
Return of capital	–		–	–		–	–		–		–		–	–	–	–		–

Total distributions	–		(0.15)	(0.20)		(0.12)	(0.14)		(0.10)		–		(0.10)	(0.18)	(0.71)	(0.63)		(0.09)

Net asset value at end of period	$11.96		$13.44	$10.77		$9.24	$13.85		$15.37		$9.02		$9.31	$7.45	$6.49	$10.66		$12.98

TOTAL RETURN(a)	(11.01)%		26.32%	18.73	%(h)	(32.34)%	(9.00	)%(f)	19.02	%(e)	(3.11)%		26.50%	17.49%	(32.20)%	(13.28	)%(g)	25.67%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80	%@	0.80%	0.80%		0.82%	0.85%		0.85%		0.82	%@	0.82%	0.83%	0.83%	0.83%		0.83%
Ratio of expenses to average net assets(c)	0.94	%@	0.94%	0.95%		0.95%	0.91%		0.90%		0.90	%@	0.96%	1.00%	0.97%	0.92%		0.92%
Ratio of expense reductions to average net assets	0.00	%@	0.01%	0.00%		0.00%	0.00%		0.00%		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.48	%@	1.07%	1.30%		1.65%	0.84%		0.85%		2.69	%@	2.58%	1.60%	2.35%	1.75%		1.61%
Ratio of net investment income (loss) to average net assets(c)	1.33	%@	0.93%	1.16%		1.52%	0.78%		0.79%		2.61	%@	2.44%	1.43%	2.21%	1.65%		1.51%
Portfolio turnover rate	39%		103%	103%		88%	69%		110%		13%		70%	41%	39%	37%		30%
Number of shares outstanding at end of period (000’s)	17,793		18,743	20,445		21,909	25,275		29,484		29,847		20,559	16,350	15,228	16,855		19,083
Net assets at end of period (000’s)	$212,815		$251,962	$220,172		$202,490	$349,995		$453,147		$269,311		$191,319	$121,769	$98,820	$179,697		$247,711

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(h)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund†									Foreign Value Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,							Six Months Ended November 30, 2011#		Year Ended May 31,
			2011		2010		2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.53		$6.88		$6.17		$11.67	$13.82	$10.74	$10.18		$7.74	$7.26	$12.41	$13.21	$10.76

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.09		0.10		0.17	0.18	0.17	0.09		0.24	0.17	0.23	0.36	0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.12)		1.70		0.63		(4.85)	(1.44)	3.06	(1.95)		2.35	0.52	(4.23)	(0.67)	2.33

Total income (loss) from investment operations	(1.10)		1.79		0.73		(4.68)	(1.26)	3.23	(1.86)		2.59	0.69	(4.00)	(0.31)	2.58

Distributions from:
Net investment income	–		(0.14)		(0.02)		(0.12)	(0.23)	(0.15)	–		(0.15)	(0.21)	(0.36)	(0.11)	(0.13)
Net realized gain on securities	–		–		–		(0.70)	(0.66)	(0.00)	–		–	–	(0.79)	(0.38)	0.00
Return of capital	–		–		–		–	–	–	–		–	–	–	–	–

Total distributions	–		(0.14)		(0.02)		(0.82)	(0.89)	(0.15)	–		(0.15)	(0.21)	(1.15)	(0.49)	(0.13)

Net asset value at end of period	$7.43		$8.53		$6.88		$6.17	$11.67	$13.82	$8.32		$10.18	$7.74	$7.26	$12.41	$13.21

TOTAL RETURN(a)	(12.90)%		26.09	%(f)	11.86	%(e)	(39.30)%	(9.39)%	30.35%	(18.27)%		33.69%	9.23%	(30.15)%	(2.44)%	24.08%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.02	%@	1.00%		1.02%		1.01%	0.97%	0.95%	0.83	%@	0.84%	0.84%	0.94%	0.86%	0.86%
Ratio of expenses to average net assets(c)	1.02	%@	1.00%		1.02%		1.01%	0.97%	0.95%	0.83	%@	0.84%	0.84%	0.94%	0.86%	0.86%
Ratio of expense reductions to average net assets	–		–		0.01%		0.03%	0.01%	0.01%	0.00	%@	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.65	%@	1.09%		1.44%		2.32%	1.38%	1.41%	2.04	%@	2.60%	1.98%	3.01%	2.82%	2.17%
Ratio of net investment income (loss) to average net assets(c)	0.65	%@	1.09%		1.44%		2.32%	1.38%	1.41%	2.04	%@	2.60%	1.98%	3.01%	2.82%	2.17%
Portfolio turnover rate	116%		131%		236%		109%	93%	86%	16%		25%	28%	22%	34%	31%
Number of shares outstanding at end of period (000’s)	35,473		30,187		32,153		34,373	33,870	34,198	104,168		104,883	98,873	91,924	76,318	79,082
Net assets at end of period (000’s)	$263,641		$257,560		$221,201		$212,124	$395,426	$472,642	$866,211		$1,067,577	$765,267	$667,342	$946,934	$1,044,980

#	Unaudited
@	Annualized
†	See Note 1
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund							Global Social Awareness Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,			March 10, 2008* to May 31, 2008		Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009					2011	2010	2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$9.00		$7.44	$6.45	$11.21	$10.00		$15.79		$12.56	$11.21	$20.21	$24.25		$20.82

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.16	0.20	0.20	0.04		0.11		0.25	0.21	0.27	0.41		0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.45)		2.04	1.64	(4.87)	1.17		(1.91)		3.21	1.48	(7.47)	(1.71)		4.25

Total income (loss) from investment operations	(1.35)		2.20	1.84	(4.67)	1.21		(1.80)		3.46	1.69	(7.20)	(1.30)		4.55

Distributions from:
Net investment income	–		(0.53)	(0.85)	(0.09)	–		–		(0.23)	(0.34)	(0.40)	(0.29)		(0.16)
Net realized gain on securities	–		(0.11)	–	–	–		–		–	–	(1.40)	(2.45)		(0.96)
Return of capital	–		–	–	–	–		–		–	–	–	–		–

Total distributions	–		(0.64)	(0.85)	(0.09)	–		–		(0.23)	(0.34)	(1.80)	(2.74)		(1.12)

Net asset value at end of period	$7.65		$9.00	$7.44	$6.45	$11.21		$13.99		$15.79	$12.56	$11.21	$20.21		$24.25

TOTAL RETURN(a)	(15.00)%		30.56%	28.56%	(41.58)%	12.10%		(11.40)%		27.71%	14.88%	(34.56)%	(5.35	)%(e)	22.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.92%	0.93%	0.95%	0.95	%@	0.68	%@	0.67%	0.69%	0.72%	0.65%		0.62%
Ratio of expenses to average net assets(c)	0.93	%@	0.92%	0.93%	1.01%	5.04	%@	0.68	%@	0.67%	0.69%	0.72%	0.65%		0.62%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	–		0.01	%@	0.01%	0.01%	0.01%	0.01%		0.02%
Ratio of net investment income (loss) to average net assets(b)	2.54	%@	1.88%	2.68%	3.54%	2.22	%@	1.54	%@	1.74%	1.63%	2.03%	1.95%		1.31%
Ratio of net investment income (loss) to average net assets(c)	2.54	%@	1.88%	2.68%	3.48%	(1.87	)%@	1.54	%@	1.74%	1.63%	2.03%	1.95%		1.31%
Portfolio turnover rate	45%		75%	86%	88%	11%		54%		119%	91%	95%	165%		153%
Number of shares outstanding at end of period (000’s)	34,714		34,869	37,199	35,436	2,599		18,662		18,506	20,713	24,562	27,983		19,308
Net assets at end of period (000’s)	$265,476		$313,781	$276,688	$228,590	$29,131		$261,105		$292,234	$260,145	$275,293	$565,483		$468,159

#	Unaudited
@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund								Government Securities Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008	2007			2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.19		$10.07	$9.74		$12.77	$13.08	$10.92	$10.70		$10.67	$10.50		$10.42	$10.12	$9.86

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.36	0.37		0.32	0.41	0.31	0.13		0.24	0.28		0.28	0.40	0.43
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.30)		2.11	0.99		(2.39)	(0.33)	2.05	0.45		0.12	0.29		0.05	0.36	0.07

Total income (loss) from investment operations	(1.13)		2.47	1.36		(2.07)	0.08	2.36	0.58		0.36	0.57		0.33	0.76	0.50

Distributions from:
Net investment income	–		(0.35)	(1.03)		(0.71)	(0.19)	(0.16)	–		(0.33)	(0.40)		(0.25)	(0.46)	(0.24)
Net realized gain on securities	–		–	–		(0.25)	(0.20)	(0.04)	–		–	–		–	–	–
Return of capital	–		–	–		–	–	–	–		–	–		–	–	–

Total distributions	–		(0.35)	(1.03)		(0.96)	(0.39)	(0.20)	–		(0.33)	(0.40)		(0.25)	(0.46)	(0.24)

Net asset value at end of period	$11.06		$12.19	$10.07		$9.74	$12.77	$13.08	$11.28		$10.70	$10.67		$10.50	$10.42	$10.12

TOTAL RETURN(a)	(9.27)%		24.85%	13.79	%(e)	(15.60)%	0.63%	21.86%	5.42	%(f)	3.45%	5.56	%(e)	3.04%	7.54%	5.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.68	%@	0.68%	0.68%		0.71%	0.73%	0.71%	0.66	%@	0.65%	0.71%		0.65%	0.66%	0.67%
Ratio of expenses to average net assets(c)	0.68	%@	0.68%	0.68%		0.71%	0.73%	0.71%	0.66	%@	0.65%	0.71%		0.65%	0.66%	0.67%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	–		–	–	–	–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.92	%@	3.26%	3.47%		3.16%	3.17%	2.60%	2.42	%@	2.22%	2.58%		2.63%	3.92%	4.22%
Ratio of net investment income (loss) to average net assets(c)	2.92	%@	3.26%	3.47%		3.16%	3.17%	2.60%	2.42	%@	2.22%	2.58%		2.63%	3.92%	4.22%
Portfolio turnover rate	11%		17%	20%		25%	25%	31%	202%		353%	216%		126%	67%	141%
Number of shares outstanding at end of period (000’s)	42,147		44,818	39,169		36,697	38,838	38,988	11,222		10,389	11,721		13,789	16,472	10,221
Net assets at end of period (000’s)	$466,318		$546,500	$394,548		$357,538	$495,975	$509,885	$126,568		$111,118	$125,053		$144,793	$171,641	$103,483

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund								Growth & Income Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008	2007			2011	2010		2009	2008		2007

PER SHARE DATA
Net asset value at beginning of period	$11.85		$9.20	$7.60		$11.17	$10.26	$9.22	$12.80		$10.48	$9.35		$16.14	$17.73		$14.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.07	0.06		0.05	0.02	(0.01)	0.06		0.09	0.13		0.24	0.26		0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.86)		2.65	1.61		(3.62)	0.89	1.05	(1.30)		2.37	1.24		(5.79)	(0.85)		2.95

Total income (loss) from investment operations	(0.82)		2.72	1.67		(3.57)	0.91	1.04	(1.24)		2.46	1.37		(5.55)	(0.59)		3.14

Distributions from:
Net investment income	–		(0.07)	(0.07)		0.00	–	0.00	–		(0.14)	(0.24)		(0.28)	(0.22)		(0.11)
Net realized gain on securities	–		–	–		0.00	–	–	–		–	–		(0.96)	(0.78)		–
Return of capital	–		–	–		–	–	–	–		–	–		–	–		–

Total distributions	–		(0.07)	(0.07)		0.00	–	0.00	–		(0.14)	(0.24)		(1.24)	(1.00)		(0.11)

Net asset value at end of period	$11.03		$11.85	$9.20		$7.60	$11.17	$10.26	$11.56		$12.80	$10.48		$9.35	$16.14		$17.73

TOTAL RETURN(a)	(6.92)%		29.60%	22.01	%(f)	(31.94)%	8.87%	11.29%	(9.69)%		23.60%	14.58	%(f)	(33.90)%	(3.44	)%(e)	21.40%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.81%	0.85%		0.94%	0.95%	0.94%	0.85	%@	0.85%	0.85%		0.85%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.85	%@	0.85%	0.88%		0.94%	0.95%	0.94%	0.97	%@	0.96%	0.95%		0.95%	0.89%		0.89%
Ratio of expense reductions to average net assets	–		–	–		–	–	–	0.01	%@	0.01%	0.01%		0.02%	0.03%		0.02%
Ratio of net investment income (loss) to average net assets(b)	0.80	%@	0.71%	0.67%		0.64%	0.22%	(0.09)%	1.02	%@	0.76%	1.21%		2.15%	1.53%		1.18%
Ratio of net investment income (loss) to average net assets(c)	0.76	%@	0.67%	0.64%		0.64%	0.22%	(0.09)%	0.90	%@	0.65%	1.11%		2.05%	1.49%		1.13%
Portfolio turnover rate	51%		95%	99%		114%	203%	103%	94%		167%	174%		189%	238%		169%
Number of shares outstanding at end of period (000’s)	64,670		67,486	71,366		75,864	86,259	99,984	6,840		7,119	7,598		7,861	8,034		8,422
Net assets at end of period (000’s)	$713,576		$800,022	$656,380		$576,502	$963,368	$1,025,501	$79,056		$91,114	$79,602		$73,508	$129,657		$149,283

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund							Inflation Protected Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,					Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.78		$9.07	$7.18	$10.56	$11.53	$10.64	$10.89		$10.17	$9.20	$10.01	$9.59	$9.60

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)		0.00	(0.05)	(0.04)	(0.07)	(0.06)	0.17		0.34	0.24	0.20	0.49	0.39
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.18)		3.71	1.94	(2.45)	0.13	2.37	0.37		0.62	0.81	(0.61)	0.29	(0.07)

Total income (loss) from investment operations	(1.22)		3.71	1.89	(2.49)	0.06	2.31	0.54		0.96	1.05	(0.41)	0.78	0.32

Distributions from:
Net investment income	–		–	–	–	–	–	–		(0.24)	(0.08)	(0.39)	(0.36)	(0.33)
Net realized gain on securities	–		–	–	(0.89)	(1.03)	(1.42)	–		–	–	–	–	–
Return of capital	–		–	–	–	–	–	–		–	–	(0.01)	–	–

Total distributions	–		–	–	(0.89)	(1.03)	(1.42)	–		(0.24)	(0.08)	(0.40)	(0.36)	(0.33)

Net asset value at end of period	$11.56		$12.78	$9.07	$7.18	$10.56	$11.53	$11.43		$10.89	$10.17	$9.20	$10.01	$9.59

TOTAL RETURN(a)	(9.55)%		40.90%	26.32%	(23.05)%	0.05%	23.19%	4.96%		9.57%	11.47%	(4.08)%	8.22%	3.35%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.17	%@	1.17%	1.18%	1.19%	1.17%	1.17%	0.62	%@	0.63%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.17	%@	1.17%	1.18%	1.19%	1.17%	1.17%	0.62	%@	0.63%	0.65%	0.66%	0.73%	1.05%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.00%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.73	)%@	0.01%	(0.62)%	(0.55)%	(0.63)%	(0.57)%	3.09	%@	3.30%	2.55%	2.18%	5.59%	4.00%
Ratio of net investment income (loss) to average net assets(c)	(0.73	)%@	0.01%	(0.62)%	(0.55)%	(0.63)%	(0.57)%	3.09	%@	3.30%	2.55%	2.16%	5.51%	3.61%
Portfolio turnover rate	12%		38%	38%	43%	44%	47%	25%		49%	48%	39%	70%	37%
Number of shares outstanding at end of period (000’s)	18,197		17,920	18,776	19,699	18,782	17,035	32,328		31,956	22,673	16,219	15,887	1,640
Net assets at end of period (000’s)	$210,342		$229,069	$170,216	$141,470	$198,368	$196,444	$369,658		$347,947	$230,538	$149,178	$159,074	$15,722

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund							International Government Bond Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,					Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$6.84		$5.38	$5.15	$10.37	$11.29	$9.79	$12.86		$11.92	$11.55	$12.39	$12.05	$12.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.16	0.13	0.19	0.31	0.25	0.20		0.42	0.45	0.46	0.49	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.17)		1.45	0.25	(4.18)	(0.75)	2.02	(0.19)		1.12	0.40	(0.56)	0.57	0.42

Total income (loss) from investment operations	(1.11)		1.61	0.38	(3.99)	(0.44)	2.27	0.01		1.54	0.85	(0.10)	1.06	0.91

Distributions from:
Net investment income	–		(0.15)	(0.15)	(0.28)	(0.26)	(0.16)	–		(0.60)	(0.48)	(0.73)	(0.63)	(0.52)
Net realized gain on securities	–		–	–	(0.95)	(0.22)	(0.61)	–		–	–	(0.01)	(0.09)	(0.42)
Return of capital	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.15)	(0.15)	(1.23)	(0.48)	(0.77)	–		(0.60)	(0.48)	(0.74)	(0.72)	(0.94)

Net asset value at end of period	$5.73		$6.84	$5.38	$5.15	$10.37	$11.29	$12.87		$12.86	$11.92	$11.55	$12.39	$12.05

TOTAL RETURN(a)	(16.23)%		30.18%	7.06%	(37.10)%	(3.91)%	24.05%	0.08%		13.16%	7.32%	(0.70)%	8.94%	7.60	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.49	%@	0.47%	0.52%	0.55%	0.51%	0.50%	0.67	%@	0.67%	0.68%	0.72%	0.68%	0.70%
Ratio of expenses to average net assets(c)	0.49	%@	0.47%	0.52%	0.55%	0.51%	0.50%	0.67	%@	0.67%	0.68%	0.72%	0.68%	0.70%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.09	%@	2.53%	2.29%	3.18%	2.87%	2.45%	3.16	%@	3.34%	3.70%	3.96%	4.07%	4.04%
Ratio of net investment income (loss) to average net assets(c)	2.09	%@	2.53%	2.29%	3.18%	2.87%	2.45%	3.16	%@	3.34%	3.70%	3.96%	4.07%	4.04%
Portfolio turnover rate	61%		56%	66%	81%	104%	47%	54%		113%	147%	224%	183%	164%
Number of shares outstanding at end of period (000’s)	154,856		150,421	145,793	141,492	106,313	97,164	15,881		14,721	12,409	13,016	14,457	11,264
Net assets at end of period (000’s)	$887,000		$1,028,197	$783,839	$728,784	$1,102,850	$1,097,046	$204,348		$189,309	$147,932	$150,314	$179,191	$135,777

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund†								Large Cap Core Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011		2010	2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.04		$9.04		$8.29	$13.15	$12.91	$10.30	$12.33		$9.37	$7.92	$10.78	$11.91	$10.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.17		0.13	0.18	0.20	0.14	0.06		0.09	0.10	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.83)		2.98		0.80	(4.86)	0.16	2.65	(1.36)		2.98	1.47	(2.51)	(0.65)	1.78

Total income (loss) from investment operations	(1.78)		3.15		0.93	(4.68)	0.36	2.79	(1.30)		3.07	1.57	(2.38)	(0.54)	1.91

Distributions from:
Net investment income	–		(0.15)		(0.18)	(0.18)	(0.12)	(0.18)	–		(0.11)	(0.12)	(0.04)	(0.09)	(0.10)
Net realized gain on securities	–		–		–	–	–	–	–		–	–	(0.44)	(0.50)	–
Return of capital	–		–		–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.15)		(0.18)	(0.18)	(0.12)	(0.18)	–		(0.11)	(0.12)	(0.48)	(0.59)	(0.10)

Net asset value at end of period	$10.26		$12.04		$9.04	$8.29	$13.15	$12.91	$11.03		$12.33	$9.37	$7.92	$10.78	$11.91

TOTAL RETURN(a)	(14.78)%		35.00	%(e)	11.07%	(35.39)%	2.78%	27.31%	(10.54)%		32.94%	19.81%	(21.36)%	(4.73)%	19.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01	%@	1.01%		1.01%	1.01%	1.01%	1.01%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.13	%@	1.12%		1.12%	1.14%	1.11%	1.11%	0.86	%@	0.85%	0.88%	0.89%	1.00%	0.91%
Ratio of expense reductions to average net assets	0.00	%@	0.00%		0.00%	0.00%	0.00%	0.00%	–		0.01%	0.01%	0.02%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.95	%@	1.53%		1.35%	2.11%	1.56%	1.19%	1.14	%@	0.85%	1.08%	1.60%	0.96%	1.15%
Ratio of net investment income (loss) to average net assets(c)	0.83	%@	1.42%		1.24%	1.97%	1.46%	1.09%	1.14	%@	0.85%	1.05%	1.56%	0.81%	1.09%
Portfolio turnover rate	25%		67%		79%	70%	64%	74%	73%		44%	33%	41%	62%	24%
Number of shares outstanding at end of period (000’s)	48,124		51,294		52,207	53,649	55,226	51,765	11,256		11,843	12,406	12,312	7,869	7,405
Net assets at end of period (000’s)	$493,759		$617,720		$471,764	$444,783	$726,258	$668,274	$124,107		$145,975	$116,227	$97,480	$84,844	$88,186

#	Unaudited
@	Annualized
†	See Note 1
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund									Mid Cap Index Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,							Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008		2007			2011		2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.31		$9.73	$8.23		$12.45	$12.38		$10.43	$22.71		$17.30		$13.32	$23.88	$26.62	$23.72

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.03	0.04		0.06	0.03		0.05	0.12		0.18		0.19	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.29)		2.59	1.53		(4.01)	0.07		1.93	(2.64)		5.43		4.40	(8.65)	(1.05)	4.38

Total income (loss) from investment operations	(1.28)		2.62	1.57		(3.95)	0.10		1.98	(2.52)		5.61		4.59	(8.40)	(0.79)	4.68

Distributions from:
Net investment income	–		(0.04)	(0.07)		(0.03)	(0.03)		(0.03)	–		(0.20)		(0.25)	(0.27)	(0.30)	(0.12)
Net realized gain on securities	–		–	–		(0.24)	–		–	–		–		(0.36)	(1.89)	(1.65)	(1.66)
Return of capital	–		–	–		–	–		–	–		–		–	–	–	–

Total distributions	–		(0.04)	(0.07)		(0.27)	(0.03)		(0.03)	–		(0.20)		(0.61)	(2.16)	(1.95)	(1.78)

Net asset value at end of period	$11.03		$12.31	$9.73		$8.23	$12.45		$12.38	$20.19		$22.71		$17.30	$13.32	$23.88	$26.62

TOTAL RETURN(a)	(10.40)%		27.01%	19.08	%(f)	(31.55)%	0.78	%(e)	18.97%	(11.10)%		32.54	%(e)	34.73%	(33.91)%	(2.73)%	20.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	0.78%	0.78%		0.79%	0.78%		0.76%	0.38	%@	0.39%		0.39%	0.40%	0.38%	0.38%
Ratio of expenses to average net assets(c)	0.77	%@	0.78%	0.78%		0.79%	0.78%		0.76%	0.38	%@	0.39%		0.39%	0.40%	0.38%	0.38%
Ratio of expense reductions to average net assets	0.01	%@	0.01%	0.00%		0.00%	0.01%		0.01%	–		–		–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.11	%@	0.25%	0.41%		0.61%	0.27%		0.42%	1.15	%@	0.93%		1.17%	1.64%	1.08%	1.27%
Ratio of net investment income (loss) to average net assets(c)	0.11	%@	0.25%	0.41%		0.61%	0.27%		0.42%	1.15	%@	0.93%		1.17%	1.64%	1.08%	1.27%
Portfolio turnover rate	71%		129%	59%		49%	49%		78%	6%		18%		12%	22%	21%	14%
Number of shares outstanding at end of period (000’s)	31,369		32,735	35,736		38,018	41,724		47,394	115,608		120,474		121,459	123,279	112,050	115,417
Net assets at end of period (000’s)	$346,085		$402,977	$347,731		$312,755	$519,294		$586,875	$2,333,802		$2,736,232		$2,101,641	$1,642,120	$2,676,198	$3,071,995

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund								Money Market I Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008	2007			2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$13.62		$9.92	$7.83		$15.03	$14.14	$11.76	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.01	(0.00)		0.02	0.01	0.00	0.00		0.00	0.00		0.01	0.04	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.78)		3.70	2.14		(5.95)	1.23	2.39	0.00		(0.00)	0.00		–	–	–

Total income (loss) from investment operations	(1.78)		3.71	2.14		(5.93)	1.24	2.39	0.00		0.00	0.00		0.01	0.04	0.05

Distributions from:
Net investment income	–		(0.01)	(0.05)		–	–	(0.01)	(0.00)		(0.00)	(0.00)		(0.01)	(0.04)	(0.05)
Net realized gain on securities	–		–	–		(1.27)	(0.35)	–	–		–	(0.00)		–	–	–
Return of capital	–		–	–		–	–	–	–		–	–		–	–	–

Total distributions	–		(0.01)	(0.05)		(1.27)	(0.35)	(0.01)	(0.00)		(0.00)	(0.00)		(0.01)	(0.04)	(0.05)

Net asset value at end of period	$11.84		$13.62	$9.92		$7.83	$15.03	$14.14	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN(a)	(13.07)%		37.37%	27.35	%(f)	(37.52)%	8.71%	20.30%	0.01	%(g)	0.01%	0.04	%(e)	1.33%	3.82%	4.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.84%	0.85%		0.85%	0.84%	0.83%	0.15	%@	0.24%	0.41%		0.54%	0.51%	0.52%
Ratio of expenses to average net assets(c)	0.87	%@	0.84%	0.86%		0.87%	0.84%	0.83%	0.52	%@	0.52%	0.55%		0.59%	0.51%	0.52%
Ratio of expense reductions to average net assets	0.01	%@	0.02%	0.04%		0.04%	0.01%	0.00%	–		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.06	)%@	0.10%	(0.09)%		0.21%	0.03%	0.00%	0.01	%@	0.01%	0.03%		1.31%	3.72%	4.80%
Ratio of net investment income (loss) to average net assets(c)	(0.08	)%@	0.10%	(0.10)%		0.19%	0.03%	0.00%	(0.36	)%@	(0.27)%	(0.10)%		1.26%	3.72%	4.80%
Portfolio turnover rate	33%		134%	239%		293%	151%	242%	N/A		N/A	N/A		N/A	N/A	N/A
Number of shares outstanding at end of period (000’s)	22,327		25,052	25,009		26,125	24,438	23,317	431,488		474,285	542,000		612,933	572,369	516,352
Net assets at end of period (000’s)	$264,300		$341,241	$248,109		$204,470	$367,295	$329,635	$430,821		$473,443	$541,159		$611,356	$572,434	$516,352

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund								Science & Technology Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008	2007			2011	2010		2009		2008	2007

PER SHARE DATA
Net asset value at beginning of period	$6.45		$5.03	$3.89		$5.62	$5.34	$4.38	$17.57		$12.93	$9.98		$14.41		$13.67	$11.50

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.02	0.01		0.01	0.01	0.00	(0.00)		(0.03)	(0.02)		0.01		(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.22)		1.41	1.14		(1.68)	0.27	0.96	(1.98)		4.67	2.98		(4.44)		0.75	2.22

Total income (loss) from investment operations	(0.20)		1.43	1.15		(1.67)	0.28	0.96	(1.98)		4.64	2.96		(4.43)		0.74	2.17

Distributions from:
Net investment income	–		(0.01)	(0.01)		(0.01)	–	(0.00)	–		(0.00)	(0.01)		–		–	–
Net realized gain on securities	–		–	–		(0.05)	–	–	–		–	–		–		–	–
Return of capital	–		–	–		–	–	–	–		–	–		–		–	–

Total distributions	–		(0.01)	(0.01)		(0.06)	–	(0.00)	–		(0.00)	(0.01)		–		–	–

Net asset value at end of period	$6.25		$6.45	$5.03		$3.89	$5.62	$5.34	$15.59		$17.57	$12.93		$9.98		$14.41	$13.67

TOTAL RETURN(a)	(3.10)%		28.53%	29.60	%(f)	(29.36)%	5.32%	22.01%	(11.27)%		35.89%	29.67	%(f)	(30.74	)%(e)	5.41%	18.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53	%@	0.53%	0.54%		0.55%	0.56%	0.63%	1.02	%@	1.02%	1.02%		1.06%		1.00%	1.03%
Ratio of expenses to average net assets(c)	0.59	%@	0.63%	0.60%		0.66%	0.60%	0.63%	1.02	%@	1.02%	1.02%		1.06%		1.00%	1.03%
Ratio of expense reductions to average net assets	–		–	–		–	–	–	0.01	%@	0.01%	0.02%		0.01%		0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.73	%@	0.43%	0.25%		0.35%	0.27%	0.08%	(0.01	)%@	(0.22)%	(0.20)%		0.09%		(0.11)%	(0.39)%
Ratio of net investment income (loss) to average net assets(c)	0.67	%@	0.33%	0.18%		0.24%	0.23%	0.08%	(0.01	)%@	(0.22)%	(0.20)%		0.09%		(0.11)%	(0.39)%
Portfolio turnover rate	6%		29%	6%		9%	8%	5%	55%		111%	138%		150%		145%	163%
Number of shares outstanding at end of period (000’s)	22,302		19,713	20,423		18,892	17,471	15,678	47,393		50,582	54,912		56,476		63,061	70,630
Net assets at end of period (000’s)	$139,463		$127,160	$102,703		$73,521	$98,269	$83,647	$738,989		$888,918	$710,097		$563,610		$908,590	$965,650

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund							Small Cap Fund
	Six Months Ended November 30, 2011#	Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
		2011	2010		2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.63	$9.84	$7.05		$11.17	$11.71	$10.22	$11.22		$8.31	$6.39	$9.82	$13.22	$12.64

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)	(0.06)	(0.05)		(0.03)	(0.05)	(0.08)	0.00		0.01	0.01	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.74)	2.85	2.84		(3.17)	(0.49)	1.58	(1.26)		2.92	1.95	(2.98)	(2.04)	1.58

Total income (loss) from investment operations	(1.77)	2.79	2.79		(3.20)	(0.54)	1.50	(1.26)		2.93	1.96	(2.95)	(2.00)	1.59

Distributions from:
Net investment income	–	–	(0.00)		–	–	–	–		(0.02)	(0.04)	(0.04)	–	–
Net realized gain on securities	–	–	–		(0.92)	–	(0.01)	–		–	–	(0.44)	(1.40)	(1.01)
Return of capital	–	–	–		–	–	–	–		–	–	–	–	–

Total distributions	–	–	(0.00)		(0.92)	–	(0.01)	–		(0.02)	(0.04)	(0.48)	(1.40)	(1.01)

Net asset value at end of period	$10.86	$12.63	$9.84		$7.05	$11.17	$11.71	$9.96		$11.22	$8.31	$6.39	$9.82	$13.22

TOTAL RETURN(a)	(14.01)%	28.35%	39.59	%(e)	(26.42)%	(4.59)%	14.70%	(11.23)%		35.24%	30.65%	(29.56)%	(15.29)%	13.29%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%@	0.99%	0.99%		0.99%	1.00%	1.00%	0.93	%@	0.93%	0.94%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets(c)	1.13%@	1.05%	1.10%		1.12%	1.14%	1.15%	1.07	%@	1.05%	1.06%	1.07%	1.05%	1.02%
Ratio of expense reductions to average net assets	–	0.04%	0.02%		0.01%	0.03%	0.02%	0.01	%@	0.01%	0.01%	0.01%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.47)%@	(0.62)%	(0.56)%		(0.37)%	(0.52)%	(0.83)%	0.08	%@	0.05%	0.13%	0.40%	0.31%	0.04%
Ratio of net investment income (loss) to average net assets(c)	(0.61)%@	(0.68)%	(0.66)%		(0.50)%	(0.66)%	(0.98)%	(0.06	)%@	(0.07)%	0.00%	0.28%	0.21%	(0.03)%
Portfolio turnover rate	112%	42%	73%		74%	98%	192%	21%		38%	37%	40%	119%	87%
Number of shares outstanding at end of period (000’s)	6,792	7,230	8,809		6,553	5,823	4,434	30,619		31,857	34,509	37,152	39,852	41,863
Net assets at end of period (000’s)	$73,775	$91,326	$86,711		$46,179	$65,033	$51,911	$305,011		$357,571	$286,788	$237,444	$391,306	$553,319

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund							Small Cap Special Values Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,					Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009	2008	2007			2011	2010		2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$15.60		$12.15	$9.43	$15.80	$19.41	$17.24	$9.67		$8.08	$6.03		$9.73	$12.62	$10.59

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.13	0.11	0.18	0.23	0.21	0.03		0.06	0.05		0.10	0.12	0.13
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.04)		3.44	3.06	(5.35)	(2.27)	2.93	(1.00)		1.59	2.12		(3.43)	(2.31)	2.01

Total income (loss) from investment operations	(1.95)		3.57	3.17	(5.17)	(2.04)	3.14	(0.97)		1.65	2.17		(3.33)	(2.19)	2.14

Distributions from:
Net investment income	–		(0.12)	(0.18)	(0.23)	(0.20)	(0.07)	–		(0.06)	(0.12)		(0.10)	(0.09)	(0.06)
Net realized gain on securities	–		–	(0.27)	(0.97)	(1.37)	(0.90)	–		–	–		(0.27)	(0.61)	(0.05)
Return of capital	–		–	–	–	–	–	–		–	–		–	–	–

Total distributions	–		(0.12)	(0.45)	(1.20)	(1.57)	(0.97)	–		(0.06)	(0.12)		(0.37)	(0.70)	(0.11)

Net asset value at end of period	$13.65		$15.60	$12.15	$9.43	$15.80	$19.41	$8.70		$9.67	$8.08		$6.03	$9.73	$12.62

TOTAL RETURN(a)	(12.50)%		29.44%	34.01%	(32.19)%	(10.71)%	18.66%	(10.03)%		20.40%	36.20	%(e)	(33.97)%	(17.39)%	20.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44	%@	0.44%	0.46%	0.47%	0.42%	0.43%	0.90	%@	0.90%	0.90%		0.90%	0.90%	0.90%
Ratio of expenses to average net assets(c)	0.44	%@	0.44%	0.46%	0.47%	0.42%	0.43%	0.93	%@	0.92%	0.98%		0.96%	0.92%	0.90%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.01%	0.01%		0.04%	0.03%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.30	%@	0.95%	0.98%	1.65%	1.34%	1.20%	0.77	%@	0.65%	0.69%		1.48%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets(c)	1.30	%@	0.95%	0.98%	1.65%	1.34%	1.20%	0.74	%@	0.63%	0.61%		1.42%	1.07%	1.10%
Portfolio turnover rate	11%		13%	15%	24%	20%	18%	33%		41%	98%		67%	51%	64%
Number of shares outstanding at end of period (000’s)	60,222		62,750	66,604	67,300	62,690	62,786	21,756		23,569	25,867		26,857	26,379	30,647
Net assets at end of period (000’s)	$822,043		$978,592	$809,018	$634,336	$990,398	$1,218,827	$189,262		$227,951	$209,121		$162,069	$256,767	$386,817

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund								Stock Index Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,						Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010		2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$11.72		$8.54	$6.79		$10.05	$11.65	$10.33	$26.71		$21.93	$19.06	$34.60	$39.80	$33.87

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.03)		(0.06)	(0.05)		0.01	(0.03)	(0.02)	0.23		0.41	0.37	0.53	0.60	0.58
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.40)		3.24	1.82		(2.98)	(1.57)	1.34	(1.94)		5.12	3.66	(12.20)	(3.30)	6.86

Total income (loss) from investment operations	(1.43)		3.18	1.77		(2.97)	(1.60)	1.32	(1.71)		5.53	4.03	(11.67)	(2.70)	7.44

Distributions from:
Net investment income	–		(0.00)	(0.02)		(0.01)	–	–	–		(0.43)	(0.49)	(0.70)	(0.61)	(0.31)
Net realized gain on securities	–		–	–		(0.28)	–	–	–		(0.32)	(0.67)	(3.17)	(1.89)	(1.20)
Return of capital	–		–	–		–	–	–	–		–	–	–	–	–

Total distributions	–		(0.00)	(0.02)		(0.29)	–	–	–		(0.75)	(1.16)	(3.87)	(2.50)	(1.51)

Net asset value at end of period	$10.29		$11.72	$8.54		$6.79	$10.05	$11.65	$25.00		$26.71	$21.93	$19.06	$34.60	$39.80

TOTAL RETURN(a)	(12.20	)%(f)	37.24%	26.03	%(e)	(29.01)%	(13.73)%	12.78%	(6.40)%		25.55%	21.06%	(32.99)%	(6.98)%	22.37%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%@	1.00%	1.00%		1.00%	1.00%	1.00%	0.37	%@	0.38%	0.38%	0.39%	0.35%	0.35%
Ratio of expenses to average net assets(c)	1.08	%@	1.15%	1.09%		1.15%	1.03%	1.01%	0.37	%@	0.38%	0.38%	0.39%	0.35%	0.35%
Ratio of expense reductions to average net assets	0.03	%@	0.02%	0.04%		0.06%	0.01%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.58	)%@	(0.61)%	(0.63)%		0.01%	(0.33)%	(0.20)%	1.88	%@	1.70%	1.70%	2.31%	1.64%	1.58%
Ratio of net investment income (loss) to average net assets(c)	(0.66	)%@	(0.76)%	(0.72)%		(0.14)%	(0.36)%	(0.21)%	1.88	%@	1.70%	1.70%	2.31%	1.64%	1.58%
Portfolio turnover rate	62%		155%	74%		91%	196%	83%	2%		11%	7%	7%	5%	4%
Number of shares outstanding at end of period (000’s)	9,879		10,329	11,165		11,464	11,803	13,987	129,439		132,974	136,381	130,783	124,600	133,576
Net assets at end of period (000’s)	$101,681		$121,033	$95,319		$77,843	$118,628	$162,946	$3,235,792		$3,551,607	$2,990,589	$2,493,280	$4,311,083	$5,316,922

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Six Months Ended November 30, 2011#		Year Ended May 31,
			2011	2010	2009		2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.28		$8.28	$7.20	$11.01		$13.41	$12.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.10	0.05	0.15		0.15	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.10)		1.97	1.20	(3.76)		(1.65)	3.10

Total income (loss) from investment operations	(1.02)		2.07	1.25	(3.61)		(1.50)	3.18

Distributions from:
Net investment income	–		(0.07)	(0.17)	(0.09)		(0.04)	(0.24)
Net realized gain on securities	–		–	–	(0.11)		(0.86)	(1.72)
Return of capital	–		–	–	–		–	–

Total distributions	–		(0.07)	(0.17)	(0.20)		(0.90)	(1.96)

Net asset value at end of period	$9.26		$10.28	$8.28	$7.20		$11.01	$13.41

TOTAL RETURN(a)	(9.92)%		25.03%	17.30%	(32.55	)%(e)	(11.44)%	28.42%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%		0.88%	1.03%
Ratio of expenses to average net assets(c)	0.97	%@	0.93%	0.94%	0.94%		0.93%	1.03%
Ratio of expense reductions to average net assets	0.00	%@	–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.72	%@	1.10%	0.56%	1.89%		1.39%	0.65%
Ratio of net investment income (loss) to average net assets(c)	1.60	%@	1.02%	0.47%	1.79%		1.34%	0.64%
Portfolio turnover rate	4%		157%	105%	173%		142%	116%
Number of shares outstanding at end of period (000’s)	12,408		14,825	18,716	21,631		25,199	6,691
Net assets at end of period (000’s)	$114,864		$152,457	$155,035	$155,725		$277,346	$89,740

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

At an in-person meeting held on October 24-25, 2011, the Board of Directors (the “Board”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an amendment to the existing investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and J.P. Morgan Investment Management Inc. (“JPMIM”) to reflect that JPMIM will manage a portion of the assets of the Government Securities Fund (“Government Securities Fund”) (the “Amended JPMIM Sub-Advisory Agreement”). In addition, the Board approved an investment advisory agreement between VALIC and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the Large Cap Core Fund (“Large Cap Core Fund”) (the “Columbia Sub-Advisory Agreement”).

The Amended JPMIM Sub-Advisory Agreement and the Columbia Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements” and each a “Sub-Advisory Agreement.” JPMIM and Columbia are collectively referred to as the “Sub-advisers” and each a “Sub-adviser.” Government Securities Fund and Large Cap Core Fund are collectively referred to as the “Funds,” and each a “Fund.”

In connection with the approval of the Sub-Advisory Agreements, the Board approved the termination of Wells Capital Management, Inc. (“Wells Capital”) as the existing sub-adviser to Large Cap Core Fund. It was noted that SunAmerica Asset Management Corp. (“SAAMCo”) will continue to serve as a co-sub-adviser of Government Securities Fund.

Factors Considered by the Board of Directors

At an in-person meeting held on October 24-25, 2011 (the “Meeting”), the Board, including the Independent Directors, approved the Amended JPMIM Sub-Advisory Agreement and the Columbia Sub-Advisory Agreement. As indicated above, JPMIM was appointed as an additional sub-adviser to the Government Securities Fund and Columbia was appointed as sub-adviser to the Large Cap Core Fund, replacing Wells Capital as the existing sub-adviser. The Board also approved the termination of Wells Capital as the sub-adviser of the Large-Cap Core Fund.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by the Sub-advisers; (2) each Sub-adviser’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Sub-advisory Expense Group/Universe”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (3) the investment performance of each Fund compared to the performance of comparable funds in its Morningstar category (“Performance Group”), and against each Fund’s benchmark (“Benchmark”), and the investment performance of a comparable fund managed by each Sub-adviser against the relevant Fund’s Performance Group and Benchmark; (4) the costs of services and the benefits potentially to be derived by the Sub-advisers; (5) whether the Funds would benefit from possible economies of scale by engaging the Sub-advisers; (6) the profitability of the Sub-advisers; and (7) the terms of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives from each Sub-adviser who responded to questions posed by the Board and management. The Independent Directors were separately represented by independent counsel in connection with their consideration of the approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Directors in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Board also considered that each Sub-adviser’s management of a Fund is subject to the oversight of VALIC and the Board, and each Fund must be managed in accordance with its investment objective, policies and restrictions as set forth in its prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by the Sub-advisers. The Board considered the qualifications, background and responsibilities of the Sub-advisers’ investment personnel who would be responsible for providing investment management services to the Funds. The Board also considered the investment strategies, investment style and investment processes that would be implemented by the Sub-advisers’ portfolio management teams. The Board further took into account the financial condition of the Sub-advisers. In addition, the Board noted that JPMIM currently sub-advises the VALIC Company II (“VC II”) Small Cap Growth Fund and a portion of VC II Small Cap Value Fund and that management is familiar with JPMIM’s business, legal, operations and compliance staff.

The Board, including a majority of the Independent Directors, concluded that the scope and quality of advisory services to be provided by the Sub-advisers under the Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed each Fund’s sub-advisory fee rates compared against the relevant Sub-advisory Expense Group/Universe. The Board also considered that VALIC negotiated the sub-advisory fee rates at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Funds. The Board considered that the sub-advisory fee rate payable to each Sub-adviser contains breakpoints. The Sub-adviser provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable.

Government Securities Fund. The Board considered that the sub-advisory fee payable to JPMIM is equal to the sub-advisory fee payable to SAAMCo based on the Fund’s current assets but that once the Fund’s assets exceed $150 million the sub-advisory fee payable to JPMIM would be lower than the sub-advisory fee payable to SAAMCo. The Board further noted that once Fund assets exceed $150 million, the amount of the advisory fee that VALIC retains would increase relative to what it would retain under the existing fee and structure with SAAMCo as the sole sub-adviser. The Board also considered that the sub-advisory fee rate payable to JPMIM was equal to the median in the Sub-advisory Expense Group (which consisted of only two other funds) and above the median of the Fund’s Sub-advisory Expense Universe.

Large Cap Core Fund. The Board considered that the sub-advisory fee payable to Columbia under the Columbia Sub-Advisory Agreement is equal to the sub-advisory fee payable to Wells Capital on assets below $100 million and on assets above $250 million, and higher than the sub-advisory fee payable to Wells Capital on assets between $100 million and $250 million. The Board considered that the Fund’s total assets as of September 30, 2011 were approximately $111 million, and that at this asset level, the sub-advisory fee payable to Columbia would be higher than the sub-advisory fee payable to Wells Capital which would reduce the amount of the advisory fee that VALIC retains. The Board also considered that the sub-advisory fee rate payable to Columbia was equal to the median of the Sub-advisory Expense Group (which consisted of only three other funds) and was above the median of the Fund’s Sub-advisory Expense Universe.

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board also took into account management’s discussion of each Fund’s expenses, and noted that each Fund’s advisory fee rate would remain the same.

The Board received and reviewed information prepared by management regarding the Funds’ investment performance compared against the Benchmark and their respective Performance Group as of the period ended August 31, 2011. The Board also noted that it regularly reviews detailed performance information about the Funds.

With respect to the Government Securities Fund’s performance, the Board considered that management has closely monitored the Fund’s performance for more than two years, and that performance has been inconsistent with periods of underperformance outweighing stronger periods. The Board also considered the performance of another fund managed by JPMIM with a similar investment objective and investment style as the Fund (the “JPMIM Comparable Fund”). The Board noted that the JPMIM Comparable Fund outperformed the Fund’s Benchmark and Performance Group for the year-to-date, one- and three-year periods ended August 31, 2011. The Board also considered information presented by management regarding the hypothetical performance of the Fund had it been sub-advised by JPMIM with the proposed allocation between JPMIM and the Fund’s current sub-adviser, SAAMCo.

With respect to the Large Cap Core Fund’s performance, the Board considered the performance of another fund managed by Columbia with a similar investment objective and investment style as the Fund (the “Columbia Comparable Fund” and together with the “JPMIM Comparable Fund,” the “Comparable Funds”). The Board noted that the Columbia Comparable Fund underperformed the Benchmark for the year-to-date period ended August 31, 2011, and outperformed the Benchmark for the one-, three- and five-year periods ended August 31, 2011. The Board also noted that the Columbia Comparable Fund outperformed its Performance Group for the year-to-date, one-, three- and five-year periods ended August 31, 2011.

The Board concluded that the sub-advisory fees payable to each Sub-adviser are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also took into account management’s discussion of each Fund’s past performance and the performance of the Comparable Funds.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided with information relating to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to a Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by a Fund, the Board concluded that the costs of the services to be provided by each Sub-adviser and the profitability to each Sub-adviser from its relationship with the Funds was not a material factor in its deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in each Sub-adviser’s management of the Funds was not a material factor in approving the Sub-Advisory Agreements although the Board noted that the proposed sub-advisory fee schedules contained breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by each Sub-adviser. The Board also reviewed the terms of payment for services to be rendered by each Sub-adviser and noted that VALIC would compensate each Sub-adviser out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Directors, concluded that it was in the best interests of the Funds and their shareholders to approve the Sub-Advisory Agreements.

VALIC Company I

SUPPLEMENT TO PROSPECTUS

Supplement to the Prospectus dated October 1, 2011

Growth & Income Fund and Large Capital Growth Fund (the “Funds”)

In each Fund’s Portfolio Summary, in the Investment Adviser section, the information about the current portfolio manager John Massey is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Janet Walsh	2011	Senior Vice President and Portfolio Manager

In the Management section under Investment Sub-Advisers – SunAmerica Asset Management Corp. (“SAAMCo”), the portfolio manager information for each Fund with respect to John Massey is deleted in its entirety and replaced with the following:

The Growth & Income Fund is managed by Steven A. Neimeth and Janet Walsh. Ms. Walsh joined SAAMCo in September 2011 as Senior Vice President and Portfolio Manager and co-heads the SAAMCo Large Cap Equity Team. Ms. Walsh has over 15 years of investment experience with extensive expertise in the technology and telecom sectors. Prior to joining SAAMCo, she was a portfolio manager and Global Technology Sector Head at AllianceBernstein L.P.

A portion of the assets of the Large Capital Growth Fund is managed by Janet Walsh. Please see above for Ms. Walsh’s biography.

All changes reflected herein are effective immediately.

Date: October 11, 2011

Supplement to the Prospectus dated October 1, 2011

At a meeting held on October 24-25, 2011, the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the appointment of J.P. Morgan Investment Management Inc. (“JPMIM”) as an additional sub-adviser to the Government Securities Fund (“Government Securities”); the termination of Wells Capital Management Incorporated (“Wells Capital”) as the sub-adviser to the Large Cap Core Fund (“Large Cap Core”) and approved the appointment of Columbia Management Investment Advisers, LLC (“Columbia”) as the sub-adviser to Large Cap Core. At the meeting, the Board approved a new investment sub-advisory agreement between each of The Variable Annuity Life Insurance Company (“VALIC”) and JPMIM and between VALIC and Columbia (collectively, the “Sub-Advisory Agreements”) to specifically include Government Securities and Large Cap Core, respectively.

With respect to the Sub-Advisory Agreements, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining each respective sub-adviser change will be mailed to the shareholders of Government Securities and Large Cap Core. The effective date of each Sub-advisory Agreement will be on or about November 14, 2011 (the “Effective Date”). The following changes will take place upon the Effective Date:

Government Securities

The “Investment Adviser” section of the Fund Summary is amended to reflect the addition of “J.P. Morgan Investment Management Inc.” as an additional sub-adviser to the Fund and the addition of the following portfolio managers:

Name	Portfolio Manager of the Fund Since	Title
Michael Sais	2011	Portfolio Manager
Robert Manning	2011	Portfolio Manager

Large Cap Core

The “Principal Investment Strategies of the Fund” in the Fund Summary is modified by deleting the first sentence in the third paragraph referencing convertible bonds, including junk bonds and convertible preferred stock

The “Principal Risks of Investing in the Fund” in the Fund Summary is modified by deleting Convertible Securities Risk and Interest Rate Risk and adding Growth Style Risk and Value Style Risk as described below.

Growth Style Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

Value Style Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Sub-adviser’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

VALIC Company I

SUPPLEMENT TO PROSPECTUS — (continued)

The “Performance Information” section of the Fund Summary is modified to reflect that effective November 14, 2011 the Fund will transition its benchmark from the S&P 500 Index to the Russell 1000 Index because management believes the Russell 1000 Index better reflects the investment style of the new sub-adviser, Columbia.

Average Annual Total Returns (For the period ended December 31, 2010)

	1 Year	5 Years	Since Inception (12/05/2005)
Fund	16.74%	6.79%	5.41%
S&P 500® Index	15.06%	2.29%	2.01%
Russell 1000 Index	16.10%	2.59%	2.32%

The “Investment Adviser” section of the Fund Summary is amended to delete Wells Capital as a sub-adviser of the Fund, to reflect the addition of “Columbia Management Investment Advisers, LLC” as the sub-adviser to the Fund and the addition of the following portfolio managers:

Name	Portfolio Manager of the Fund Since	Title
Guy Pope	2011	Portfolio Manager

The “Additional Information About the Funds’ Investment Strategies and Risks” for the Fund is deleted in its entirety and replaced with the following disclosure:

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The sub-adviser considers, among other factors:

•

Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The sub-adviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•

Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

•

The financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

•	Overall economic and market conditions.

The sub-adviser may sell a security when the security’s price reaches a target set by the sub-adviser; if the sub-adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund will be able to invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes. The Fund may also invest in real estate securities and in REITs, warrants and rights and in unseasoned issuers.

The “Management – Investment Sub-Advisers” section is amended to add JPMIM as serving as sub-adviser to Government Securities and to delete references to Wells Capital as serving as sub-adviser to Large Cap Core and add information that Columbia serves as sub-adviser to Large Cap Core as follows:

The Government Securities Fund is managed by a team led by Michael Sais and Robert Manning. Mr. Sais is the Managing Director of JPMIM. He is a Fixed Income Fund Manager for the Insurance Asset Management Team responsible for managing investments consistent with the unique requirements of insurance industry clients. Additionally, he is a member of the Columbus Taxable Bond Team where he has served as lead manager for the JPMIM Ultra Short-Term Bond Fund since 1995 and Government Bond Products since 1996. Mr. Sais joined the firm in 1994 as a senior fixed income research analyst responsible for the valuation and analysis of the mortgage-backed securities market. Mr. Manning is Vice President of JPMIM. He is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. Mr. Manning joined the firm in 1999.

Large Cap Core Fund

Columbia Management Investment Advisers, LLC (“Columbia”)

225 Franklin Street, Boston, MA 02110

Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc., which is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries. Columbia managed $327 billion in assets as of June 30, 2011.

The Large Cap Core Fund is managed by Guy Pope. Mr. Pope is a managing Director and a Senior Portfolio Manager for Columbia. He joined the firm as part of its acquisition of the long-term asset management business of Columbia Management Group, LLC (“CMG”) from Bank of America. Mr. Pope joined CMG in 1993 and has been a member of the investment community since 1993.

Date: October 26, 2011

VALIC Company I

SUPPLEMENT TO PROSPECTUS — (continued)

Supplement to the Prospectus dated October 1, 2011

Mid Cap Index Fund, Nasdaq 100 Index Fund, Small Cap Index Fund and the Stock Index Fund (the “Funds”)

In each Fund’s Portfolio Summary, in the Investment Adviser section, the information about the current portfolio manager James Kurtz is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Brendan Voege	2011	Portfolio Manager

In the Management section under Investment Sub-Advisers – SunAmerica Asset Management Corp. (“SAAMCo”), the portfolio manager information for each Fund with respect to James Kurtz is deleted in its entirety and replaced with the following:

Brendan Voege serves as the portfolio manager of the Nasdaq-100 Index Fund, Mid Cap Index Fund, Small Cap Index Fund and Stock Index Fund. Mr. Voege is a portfolio manager and quantitative analyst at SAAMCo. He evaluates portfolios on the theory and application of attribution, risk characteristics, and style analysis. Mr. Voege joined SAAMCo in November 2004. He holds the CFA designation

All changes reflected herein are effective December 23, 2011.

Date: December 22, 2011

Supplement to the Statutory Prospectus dated October 1, 2011

Emerging Economies Fund.

Effective October 1, 2011, Fund Summary disclosure with respect to the “Principal Investment Strategies of the Fund” section is amended by adding the following as the last paragraph:

“The Fund may also invest in depositary receipts.”

Additionally, Fund Summary disclosure with respect to the “Principal Risks of Investing in the Fund” section is amended to include the following disclosure “Depositary Receipts Risk” as a principal investment risk of the Fund:

“Depositary Receipts Risk: Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.”

Accordingly, in the section Additional Information About the Funds’ Investment Strategies and Principal Risks, the Fund’s disclosure is amended to include reference to “Depositary Receipts Risk.”

In the Management section under How VALIC is Paid for its Services, the first sentence is deleted and replaced with the following disclosure:

“Each Fund pays VALIC a monthly fee calculated on net asset value.”

Date: January 17, 2012

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Drive

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

RS Investment Management Co., LLC

388 Market Street, Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd Street

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Thomas M. Ward,

Vice President

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

Go paperless

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Sign up for Personal Deliver-e® to get:

Go paperless Sign up for Personal Deliver-e today! CLICK VALIC.com CALL 1-800-448-2542 VISIT your VALIC financial advisor

Convenience. See your account statements, certain regulatory documents and transaction confirmations online, print as you wish. Days faster than paper delivery through the mail.

Security. Password-protected documents online are more secure than paper.

Eco-friendly delivery. Less paper, less waste. One more way that together we can make a difference.

Ready to go paperless?

>  Visit our website at VALIC.com

>  Select “Access Your Account” under Links to Login

>  Follow the registration instructions

>  You can also enroll by contacting our Client Care Center at 1-800-448-2542

We know privacy is important to you, so please be assured that your e-mail address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Securities and investment advisory services are offered by VALIC Financial Advisors, Inc., member FINRA and an SEC-registered investment advisor.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1.800.448.2542.

Account access

Manage your

VALIC account online today

CLICK

VALIC.com

CALL

1.800.448.2542

VISIT

your VALIC

financial advisor

Manage your account online!

Enjoy quick, easy and secure access—now or anytime.

Powerful features:

You’ll find a long list of powerful features to track and analyze your portfolio values with graphs and charts. You can print and download account transaction confirmations and tax statements, view transaction history and download it to Quicken using Direct ConnectSM. The Account Aggregation Feature allows you to display information from other accounts in addition to your VALIC accounts. Account information is also available for viewing on your cell phone or mobile device.

You can easily manage your personal profile to update your contact information (phone, address, e-mail), reset your password and more. Your financial advisor’s contact information is also readily accessible. You can also request forms for a variety of services.

With VALIC Online you can initiate account transactions including:

• Allocation changes

• Transfer money among investment options

• Rebalance account to your desired allocation mix

• Change contributions

Personal Deliver-e® is an electronic document delivery service with these attractive features:

• Elect to receive notification when account statements, certain regulatory documents and transaction confirmations are available for viewing and printing

• Select which notifications you want to receive electronically

• Days faster than paper delivery

• Less paper, less waste

Start exploring VALIC Online today!

>  Go to VALIC.com and click on Access Your Account in the “Links to Login” section

>  Click “Register Now” to begin the registration process

>  Enter the information to set up your security profile

>  Click “I Agree” to accept the VALIC access agreement (required)

>  Verify and/or update your address, e-mail and telephone number

>  Click “Continue” to update your record and proceed to the Summary screen

Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2011) J80543 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873 (11/2011) J74499

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: February 7, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2012